SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 2	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 88 (File No. 811-07623)	[X]
(Check appropriate box or boxes)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)

RiverSource Life Insurance Co. of New York
(Name of Depositor)
20 Madison Avenue Extension, Albany, NY 12203
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code (612) 678-5337
Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2021 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on [date] pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus
May 1, 2021
RiverSource®
RAVA 5 Advantage® Variable Annuity
(Offered for contract applications signed on or after April 29, 2019)
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY) 20 Madison Avenue Extension Albany, NY 12203 Telephone: 1-800-541-2251
ameriprise.com/variableannuities RiverSource of New York Variable Annuity Account
Service Center:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)
70500 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-541-2251 ameriprise.com/variableannuities
This prospectus contains information that you should know before investing in the RAVA 5 Advantage contract offered for contract applications signed on or after April 29, 2019. All material terms and conditions of the contract are described in this prospectus.
Investment options available under the contract are listed below:
AB Variable Products Series Fund, Inc.
AB VPS Dynamic Asset Allocation Portfolio (Class B)(1)
AB VPS Large Cap Growth Portfolio (Class B)(1)
ALPS Variable Investment Trust
ALPS | Alerian Energy Infrastructure Portfolio: Class III(1)
American Century Variable Portfolios, Inc.
American Century VP Value, Class II(1)
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund (Class III)(1)
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Contrarian Core Fund (Class 2)
Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2)(1)
Columbia Variable Portfolio - Strategic Income Fund (Class 2)(1)
Variable Portfolio - Managed Volatility Conservative Fund (Class 2)
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)
Variable Portfolio - Managed Volatility Growth Fund (Class 2)
Variable Portfolio - Managed Risk Fund (Class 2)
Variable Portfolio - Managed Risk U.S. Fund (Class 2)
Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)
Variable Portfolio - U.S. Flexible Growth Fund (Class 2)
Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Balanced Fund (Class 3)(1)
Columbia Variable Portfolio - Balanced Fund (Class 2)
Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)(1)
Columbia Variable Portfolio - Disciplined Core Fund (Class 2)(1)
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)(1)
Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)(1)
Columbia Variable Portfolio - Emerging Markets Fund (Class 2)
Columbia Variable Portfolio - Global Strategic Income Fund (Class 2)(1)
Columbia Variable Portfolio - Government Money Market Fund (Class 2)
Columbia Variable Portfolio - High Yield Bond Fund (Class 2)(1)
Columbia Variable Portfolio - Income Opportunities Fund (Class 2)(1)
Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    1

Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)(1)
Columbia Variable Portfolio - Large Cap Index Fund (Class 3)(1)
Columbia Variable Portfolio - Large Cap Index Fund (Class 2)
Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 2)(1)
Columbia Variable Portfolio - Overseas Core Fund (Class 2)(1)
Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 2)(1)
Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)
Columbia Variable Portfolio - Select Small-Cap Value Fund (Class 2)
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)
CTIVP® - American Century Diversified Bond Fund (Class 2)
CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2)(1)
CTIVP® - CenterSquare Real Estate Fund (Class 2)(1)
CTIVP® - Loomis Sayles Growth Fund (Class 2)
CTIVP® - MFS® Value Fund (Class 2)
CTIVP® - Morgan Stanley Advantage Fund (Class 2)
CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP® - TCW Core Plus Bond Fund (Class 2)
CTIVP® - Victory Sycamore Established Value Fund (Class 2)
CTIVP® - Wells Fargo Short Duration Government Fund (Class 2)
CTIVP® - Westfield Mid Cap Growth Fund (Class 2)
Variable Portfolio - Aggressive Portfolio (Class 2)
Variable Portfolio - Conservative Portfolio (Class 2)
Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)
Variable Portfolio - Moderate Portfolio (Class 2)
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)
Variable Portfolio - Moderately Conservative Portfolio (Class 2)
Variable Portfolio - Partners Core Bond Fund (Class 2) (1)
Variable Portfolio - Partners Core Equity Fund (Class 2)
Variable Portfolio - Partners International Core Equity Fund (Class 2)
Variable Portfolio - Partners International Growth Fund (Class 2)
Variable Portfolio - Partners International Value Fund (Class 2)
Variable Portfolio - Partners Small Cap Growth Fund (Class 2)
Variable Portfolio - Partners Small Cap Value Fund (Class 2)
DWS Variable Series II
DWS Alternative Asset Allocation VIP, Class B(1)
Fidelity® Variable Insurance Products — Service Class 2
Fidelity® VIP Contrafund® Portfolio Service Class 2(1)
Fidelity® VIP Mid Cap Portfolio Service Class 2(1)
Fidelity® VIP Strategic Income Portfolio Service Class 2(1)
Franklin® Templeton® Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund - Class 2(1)
Franklin Mutual Shares VIP Fund - Class 2(1)
Franklin Small Cap Value VIP Fund - Class 2(1)
Templeton Global Bond VIP Fund - Class 2(1)
Goldman Sachs Variable Insurance Trust (VIT)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares(1)
Invesco Variable Insurance Funds
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares(1)
Invesco V.I. Global Fund, Series II Shares(1)
Invesco V.I. Global Strategic Income Fund, Series II Shares(1)
Invesco V.I. Main Street Small Cap Fund, Series II Shares(1)
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy(1)
Janus Henderson Series: Service Shares
Janus Henderson Balanced Portfolio: Service Shares(1)
Janus Henderson Flexible Bond Portfolio: Service Shares(1)
Janus Henderson Research Portfolio: Service Shares(1)
Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares(1)
Legg Mason
Western Asset Variable Global High Yield Bond Portfolio Class II(1)
MFS® Variable Insurance TrustSM
MFS® Utilities Series - Service Class(1)
Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Morgan Stanley VIF Discovery Portfolio, Class II Shares(1)
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (1)

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Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)(1)
PIMCO Variable Insurance Trust (VIT)
PIMCO VIT All Asset Portfolio, Advisor Class(1)
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class(1)
PIMCO VIT Total Return Portfolio, Advisor Class(1)
VanEck VIP Trust
VanEck VIP Global Gold Fund (Class S Shares)(1)
Wells Fargo Variable Trust
Wells Fargo VT Opportunity Fund - Class 2(1)
Wells Fargo VT Small Cap Growth Fund - Class 2(1)
(1) Not available with certain benefit riders.
Please read the prospectuses carefully and keep them for future reference.
The contracts with SecureSource series riders may provide for credits on certain rider anniversaries. Credits increase the Current Annual Payment but may result in higher rider charges that may exceed the benefit from the credits.
The optional living benefit riders and certain death benefit riders described in this prospectus provide certain guarantees along with limitations that could reduce the monetary value derived from the riders. The optional living benefit riders and certain death benefit riders require you to invest your contract value in approved investment options that are designed to minimize risk to RiverSource Life of NY but may limit your contract’s growth potential or ability to make subaccount transfers. If you later decide you do not want to invest in those approved investment options, you must request a full surrender. This will result in the termination of your contract and you will no longer derive any benefit from the riders. Additionally, we may restrict additional purchase payments. You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.
A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Variable annuities are complex products. The fees and charges, as well as the available features and benefits, of the variable annuity contracts described in this prospectus will be different from other variable annuities offered in the marketplace, including other variable annuities or other types of annuities offered by RiverSource Life of NY. The interest credited, guarantees provided, and credits available, as well as the funds serving as underlying investments and their corresponding expenses, may differ among the variable annuities that are available to you. With the aid of an appropriate financial professional, we encourage you to compare and contrast the variable annuity contracts described in this prospectus with other variable annuities available in the marketplace, including other types of annuities we may offer. This will aid in determining whether purchasing a contract is consistent with your investment objectives, risk tolerance, time horizon, marital status, tax situation, and your unique financial situation and needs. If you select an annuity that includes surrender or other liquidation charges, you should also consider any future needs you may have to access your contract value. The optional benefits and features available with the contracts usually come with additional costs. Consider any additional costs carefully when electing these optional benefits and features.
Effects of COVID-19 Pandemic
The coronavirus disease 2019 (“COVID-19”) public health crisis presents ongoing significant economic and societal disruption and has driven significant volatility in the equity and interest rate markets. Any periods of continued high market volatility, and your individual circumstances (e.g., your selected allocations and the timing of any purchase payments, transfers, or withdrawals), will affect values under your contract. As part of how we maintain our strong financial strength and claims-paying ability, we continue to reserve amounts for our contractual obligations in accordance with significant state solvency regulations. The extent to which the COVID-19 pandemic may impact financial markets, investment performance under your contract, and our financial strength and claims-paying ability will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities, market participants, and other third parties in response to the pandemic.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    3

We have implemented comprehensive strategies to address the operating environment spurred by the pandemic.  To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and government authorities. We have been satisfying elevated customer service volumes and our operations teams have continued to operate successfully and without disruptions in service. Our pandemic strategy is flexible and scalable and takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters and catastrophes, including the COVID-19 pandemic, may have over near- or longer-term periods.

4     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    5

6    RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.
Beneficiary: The person you designate to receive benefits in case of your death while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract at any point in time. The contract value is the sum of the contract value in the Regular Fixed Account, contract value in the Special DCA Fixed Account and contract value in the Variable Account.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Fixed account : Part of our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: Investment options under your contract, also referred to as subaccounts in your contract. Unless your investment options have been restricted under a living benefit rider or the SecureSource Legacy benefit rider, you may allocate your purchase payments into shares of any or all of the funds available under your contract.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a nonnatural person or revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	SIMPLE IRAs under Section 408(p) of the Code
•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    7

•	Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code
•	Tax-Sheltered Annuities (TSAs) under section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.
All other contracts are considered nonqualified annuities.
Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If your contract anniversary is not a valuation date, your contract value for that contract anniversary will be based on close of business values on the next valuation date.
If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

8    RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The Contract in Brief
Purpose: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable charges).
Buying a contract: When buying a contract, you must provide us a minimum initial purchase payment. The minimum initial purchase payment varies between $1,000 and $2,000 based on tax qualification. In no case may purchase payments exceed $1,000,000 without our prior approval. We may also further limit, or restrict, purchase payments in certain contract years or based on age, and in conjunction with a living benefit rider or the SecureSource Legacy benefit rider elections. (see “Buying Your Contract.”)
There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities — with or without optional benefit riders — are not right for everyone. Make sure you have all the facts you need before you purchase a variable annuity or choose an optional benefit rider. Some of the factors you may wish to consider include:
•	“Tax Free” Exchanges: It may not be advantageous for you to purchase the contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a qualified long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period may begin when you exchange into the new contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)
•	Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code including 403(b) plans. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Some employers may permit you to deposit your contributions into other investments such as mutual funds. If such investments are available to you, before enrolling under the contract, you should consider features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at age 72. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.
•	Taxes: Generally, income earned on your contract value grows tax-deferred until you take surrender or begin to receive payouts. Upon surrender, income taxes generally apply, (under certain circumstances, IRS penalty taxes may also apply to surrenders) unless you direct such amounts to be transferred to another investment within the same retirement plan, have them directly rolled over to another eligible retirement plan such as an IRA, or qualify for Section 1035 treatment. The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, generally you will be taxed on the income if you are the owner. (see “Taxes”)
•	Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.
•	How long you plan to keep your contract: variable annuities are not short-term liquid investments.
The contract has surrender charges. (See "Charges - Surrender Charges") Does the contract meet your current and anticipated future needs for liquidity?
•	If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefits you may choose?
•	The fees and expenses you will pay when buying, owning and surrendering money from the contract. (see “Charges”)
•	How and when you plan to take money from the contract: under current tax law, surrenders, including surrenders made under optional benefit riders, are taxed differently than annuity payouts. If you withdraw

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    9

more than the allowed withdrawal amount in a contract year (“excess withdrawal”) under the SecureSource series riders, the guaranteed amounts under the rider will be reduced and for any withdrawal during the credit period, you will not receive a credit on the next rider anniversary. In addition, certain surrenders may be subject to a federal income tax penalty. (see “Surrenders”)
•	Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.
•	Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, the contract is not suitable for you and you should not buy it. (see “Making the Most of Your Contract — Transferring Among Accounts”)
•	Dissolution of marriage: If you elect one of the SecureSource series riders with the Joint life benefit and at a later date there is a dissolution of marriage, the joint life rider benefits and fees will continue; however, there will be no coverage for any spouse and you cannot change to the Single life rider.
Free look period: You may return your contract to your financial advisor or to our Service Center within the time stated on the first page of your contract and receive a full refund of the contract value. The valuation date will be the date your request is received at our Service Center. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made.  If this is an IRA contract, we will refund all of the purchase payments.
Accounts: Generally, you may allocate your purchase payments among the:
•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)
•	regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (see “The Fixed Account”)
•	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see “The Fixed Account — The Special DCA Fixed Account”)
Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account are not permitted. The regular fixed account is subject to special restrictions. (see “Making the Most of Your Contract — Transferring Among Accounts”)
Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to your reaching age 59 ½) and may have other tax consequences. If you have elected one of the SecureSource series riders, please consider carefully when you take surrenders. If you withdraw more than allowed withdrawal amount in a contract year (“excess withdrawal”) under the rider, the guaranteed amounts under the rider will be reduced and for any withdrawal during the Credit Period, you will not receive a credit on the next rider anniversary. Certain other restrictions may apply. (see “Surrenders”)
Benefits in case of death: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see “Benefits in Case of Death — Standard Death Benefit”)
Optional benefits: We offer optional death benefits and optional living benefits. Optional living benefits include guaranteed minimum withdrawal benefit riders and Accumulation Protector Benefit rider, a guaranteed minimum accumulation benefit. Guaranteed minimum withdrawal benefits permit you to withdraw a guaranteed amount from the contract over a period of time, which may include the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). Guaranteed minimum withdrawal benefits may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. These optional withdrawal benefits may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. Before the contract value reaches zero, the guaranteed payments under the SecureSource rider are decreasing your contract value and you are withdrawing your money. Once the contract value reaches zero, the guaranteed payments are made by us. It is possible your contract value may not reach zero while this contract is in force, resulting in no monetary value derived from the rider. In this prospectus we use the term “SecureSource series” to refer to all of the guaranteed minimum withdrawal benefit riders. When we refer to the SecureSource Tempo NY rider, the SecureSource Core 2 NY rider, the SecureSource 5 NY rider, the SecureSource 5 Plus NY rider, the SecureSource Core NY rider, the SecureSource Core Plus NY rider, the SecureSource 4 NY rider or the SecureSource 4 Plus NY rider we are specifically referencing the individual rider in the series rather than all of the riders in the SecureSource series.
Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end

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of a specified Waiting Period, currently 10 years, regardless of the volatility inherent in the investments in the subaccounts. Accumulation Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of Waiting Period. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year Waiting Period or take withdrawals during the Waiting Period (which reduces the benefit). After the waiting period, it is possible your contract value may be more than your benefit amount, resulting in no monetary value derived from the rider.
Currently, SecureSource Core Plus NY and Accumulation Protector Benefit riders are not available for contract applications signed on or after 3/30/2020.
We offer the following optional death benefits: Return of Purchase Payments (ROPP) Death Benefit, Maximum Anniversary Value (MAV) Death Benefit, 5-year MAV Death Benefit and SecureSource Legacy Benefit. SecureSource Legacy Benefit (available only if purchased in combination with the one of the SecureSource series riders) is intended to provide additional death benefit guarantees that may increase the death benefit provided in the contract.
Please see table below for a description of optional living and death benefits.
Optional benefits risks and limitations: If you select an optional living benefit or the SecureSource Legacy benefit, you should consider whether these riders are appropriate for you taking into account the following considerations:
•	We restrict investment options available to you, which may limit transfers and allocations and may limit the timing, amount and allocation of purchase payments. If you later decide you do not want to invest in those approved investment options, you must request a full surrender. This will result in the termination of your contract and you will no longer derive any benefit from the riders. (see “Optional Benefits — Investment Allocation Restrictions for Certain Benefit Riders”).
•	If you select a SecureSource series rider, surrenders in excess of the amount allowed under the rider will impact the rider benefit and could result in substantially reduced payments under the rider or termination of the contract.
•	Restrictions on subsequent purchase payments, which may limit your ability to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
For more information on considerations before buying optional benefits, please see “Optional Benefits – Important SecureSource Series Rider Considerations”.
Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. (see “The Annuity Payout Period”)
Termination of the contract: The contract will be terminated under the following conditions:
1.	After the death benefit is paid, the contract will terminate.
2.	Reduction of the contract value to zero will terminate the contract unless benefits are payable under the terms of an optional living benefit rider.
3.	Your written request for a full surrender will terminate the contract.
Optional Living Benefits	Description
Accumulation Protector Benefit rider(1),(2)	Intended to provide a guaranteed contract value at the end of a specified Waiting Period, currently 10 years, regardless of the volatility inherent in the investments in the subaccounts Must be elected at contract issue. Not available with SecureSource series riders or SecureSource Legacy benefit rider.
SecureSource Core 2 NY(1),(3) / SecureSource Core NY(1),(4) / SecureSource Core Plus NY(1),(2) riders	Intended to provide, after the Current Annual Payment is established, a specified withdrawal amount annually for life, even if the contract value is zero, subject to the terms and provisions of the rider. Must be elected at contract issue.
SecureSource Tempo NY(1),(3) / SecureSource 5 NY(1),(3) / SecureSource 5 Plus NY(1),(3) / SecureSource 4 NY(1),(4) / SecureSource 4 Plus NY1),(4) riders	Intended to provide, after the Current Annual Payment is established, a specified withdrawal amount annually for life, even if the contract value is zero, subject to the terms and provisions of the rider. Must be elected at contract issue.

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Optional Death Benefits	Description
SecureSource Legacy benefit(1)	Intended to provide additional death benefit guarantees that may increase the death benefit provided in the contract and available only if purchased in combination with one of the SecureSource Series riders. Must be elected at contract issue. Available only when purchased with the one of SecureSource series riders.
Return of Purchase Payments (ROPP)	Intended to provide death benefit guarantee to owners age 80 and older that beneficiaries receive total purchase payments adjusted for partial surrenders. Must be elected at contract issue. Not available with any SecureSource series rider.
Maximum Anniversary Value (MAV)	Intended to provide additional death benefit to owners age 75 and younger by locking in the highest anniversary value through age 80 (adjusted for partial surrenders). Must be elected at contract issue. Not available with any SecureSource series rider.
5- Year Maximum Anniversary Value (5-Year MAV)	Intended to provide additional death benefit to owners age 75 and younger by locking in the highest anniversary value every 5 years through age 80 (adjusted for partial surrenders). Must be elected at contract issue.
(1) Available only with approved investment options.
(2) Accumulation Protector Benefit and SecureSource Core Plus NY riders are not available for contract applications signed on or after 3/30/2020.
(3) Available for contract applications signed on or after 5/3/2021.
(4) Available for contract applications signed prior to 5/3/2021.

12     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Expense Summary
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering from the contract. The first tables describe the fees and expenses that you will pay at the time that you surrender the contract.
Contract Owner Transaction Expenses
Surrender charges:
(Contingent deferred sales load as a percentage of purchase payments surrendered)
You select either a seven-year or ten-year surrender charge schedule at the time of application.
Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment*	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment*	Surrender charge Percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7+	0	7	3
		8	2
		9	1
		10+	0
*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
Surrender charge for fixed annuity payouts, if available:
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable**
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
**We do not permit surrenders in the first year after annuitization.
Contract administrative charge at full surrender:
Maximum: $50	Current: $50*
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Contract Administrative Charge
Annual contract administrative charge	Maximum: $50	Current: $50*
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
* For contracts with applications signed before 5/4/2020, the contract administrative charge is $30 through the later of the first contract anniversary and 7/30/20. Thereafter the contract administrative charge is $50.
Annual Variable Account Expenses
(As a percentage of average daily subaccount value)
You must choose a death benefit guarantee and the length of your contract’s surrender charge schedule. The combination you choose determines the mortality and expense risk fees you pay. The table below shows the combinations available to you and their cost.

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RAVA 5 Advantage with ten-year surrender charge schedule
Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Advantage with seven-year surrender charge
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.10%
ROPP Death Benefit	1.45
MAV Death Benefit	1.35
5-year MAV Death Benefit	1.20

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
Other Annual Expenses
Optional Death Benefits
If eligible, you may select the SecureSource Legacy benefit. The fee applies only if you elect this optional benefit. Investment allocation restrictions apply. SecureSource Legacy benefit rider may be purchased only in combination with one of the SecureSource Core NY or SecureSource Core Plus NY or SecureSource 4 NY or SecureSource 4 Plus NY – Single life and Joint life riders.
SecureSource LegacySM benefit rider fee (available for contract applications signed prior to 5/4/2020)	Maximum: 0.40%	Current: 0.25%*
SecureSource LegacySM benefit rider fee (available for contract applications signed on or after 5/4/2020)	Maximum: 0.50%	Current: 0.35%*
(Charged annually on the contract anniversary. The charge is calculated by multiplying the annual rider fee by the greater of the SecureSource Legacy Death Benefit amount or the contract value)
* The Current fee can increase up to the Maximum fee for current and new contract owners. Currently the fee does not vary with the investment option selected (see “SecureSource Legacy Benefit Rider Charge”).
Optional Living Benefits
If eligible, you may select one of the following optional living benefits. The fees apply only if you select one of these benefits. Investment allocation restrictions apply.
Available for contract applications signed on or after 5/3/2021
SecureSource Tempo NYSM– Single life rider fee*	Maximum: 2.50%
SecureSource Tempo NYSM – Joint life rider fee*	Maximum: 2.50%
SecureSource Core 2 NYSM – Single life rider fee*	Maximum: 2.50%
SecureSource Core 2 NYSM – Joint life rider fee*	Maximum: 2.50%
SecureSource 5 NY®– Single life rider fee*	Maximum: 2.50%
SecureSource 5 NY® – Joint life rider fee*	Maximum: 2.50%
SecureSource 5 Plus NY® – Single life rider fee*	Maximum: 2.50%
SecureSource 5 Plus NY® – Joint life rider fee*	Maximum: 2.50%
Available for contract applications signed prior to 5/3/2021
SecureSource Core NYSM– Single life rider fee*	Maximum: 2.25%
SecureSource Core NYSM – Joint life rider fee*	Maximum: 2.25%
SecureSource 4 NY®– Single life rider fee*	Maximum: 2.25%
SecureSource 4 NY® – Joint life rider fee*	Maximum: 2.25%
SecureSource 4 Plus NY® – Single life rider fee*	Maximum: 2.25%

14     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

SecureSource 4 Plus NY® – Joint life rider fee*	Maximum: 2.25%
Available for contract applications signed prior to 3/30/2020
SecureSource Core Plus NYSM – Single life rider fee*	Maximum: 2.75%
SecureSource Core Plus NYSM – Joint life rider fee*	Maximum: 2.75%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
*The Current rider fee will be less than or equal to the stated Maximum. The Current rider fee is disclosed in a Rate Sheet Prospectus Supplement attached to this prospectus. Rate Sheet Prospectus Supplement is available on the Edgar system at www.sec.gov. (File No. 333-230375).
Accumulation Protector Benefit® (APB®) rider fee (available for contract applications signed prior to 3/30/2020)	Maximum: 2.00%	Current: 1.30%*
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
* For contract applications signed prior to 10/28/2019, the initial annual rider fee is 1.15%. The Current rider fee can increase up to the Maximum fee.
The annual rider fees for elective step up (including elective spousal continuation step up) requests, for contract applications signed on or after 10/28/2019:
Elective step up date:	Maximum annual rider fee	Annual rider fee
Prior to 09/01/2020	2.00%	1.30%
09/01/2020 and later	2.00%	2.00%
The annual rider fees for elective step up (including elective spousal continuation step up) requests, for contract applications signed prior to 10/28/2019:
Elective step up date:	Maximum annual rider fee	Annual rider fee
Prior to 09/01/2020	2.00%	1.15%
09/01/2020 and later	2.00%	2.00%

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Annual Operating Expenses of the Funds
The next table provides the minimum and maximum total operating expenses charged by the underlying funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ fiscal year ended December 31, 2020, unless otherwise noted, without taking into account fee waivers and/or expense reimbursements that may apply. More detail concerning each underlying fund’s fees and expenses is contained in each fund’s prospectus.
Minimum and maximum total annual operating expenses for the funds (1)
(Including management, distribution (12b-1) and/or service fees and other expenses)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.39	2.60
(1)	Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

16     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Examples
These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the funds available with your rider before fee waivers and/or expense reimbursements. Examples assume that you select optional SecureSource Legacy benefit rider and SecureSource Core Plus NY rider(1),(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$1,290	$2,382	$3,432	$6,245	$570	$1,751	$2,980	$6,245
RAVA 5 Advantage
With a seven-year surrender charge schedule	1,216	2,336	3,413	6,358	586	1,795	3,051	6,358
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you have the Standard Death Benefit and do not select any optional benefits(1). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$932	$1,269	$1,481	$2,087	$187	$575	$ 981	$2,087
RAVA 5 Advantage
With a seven-year surrender charge schedule	854	1,214	1,461	2,232	203	622	1,061	2,232
(1)	In these examples, the contract administrative charge is $50.
(2)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

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Condensed Financial Information
You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combination for each contract in Appendix G.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.
The Variable Account and the Funds
The variable account: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.
The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds: The contract currently offers subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.
Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives.
Please read the funds’ prospectuses carefully for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number listed on the first page of this prospectus.
•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large

18     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, including Portfolio Navigator and Portfolio Stabilizer funds. As such, it retains full discretion over the investment activities and investment decisions of the funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.
•	Volatility and Volatility Management Risk with the Portfolio Stabilizer funds. Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These types of funds are available under the contracts and one or more of these funds may be offered in other variable annuity and variable life insurance products offered by us. These funds may also be used in conjunction with guaranteed living benefit and death benefit riders we offer with various annuity contracts, including the contract.
Conflicts may arise because the manner in which these funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit and death benefit riders. Managed volatility funds employ a strategy to reduce overall volatility and downside risk. A successful strategy may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, a successful strategy may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the funds’ strategies will be successful. When offered with a guaranteed living benefit, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
While Columbia Management is the investment adviser to the Portfolio Navigator and Portfolio Stabilizer funds, it provides no investment advice to you as to whether an allocation to the funds is appropriate for you. You must decide whether an investment in these funds is right for you. Additional information on the funds, including risks and conflicts of interest, is included in their respective prospectuses. Columbia Management advised fund of funds and managed volatility funds and their investment objectives are in Appendix A.

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•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the funds. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the funds. These fees are deducted from the assets of the funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue.
Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including but not limited to expense payments and non-cash compensation, for various purposes:
•	Compensating, training and educating financial advisors who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and financial advisors.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners regarding the funds, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting services, transaction processing, recordkeeping and administration.

20     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or from the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.
•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We receive this revenue in the form of a cash payment.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.

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The General Account
The general account includes all assets owned by RiverSource Life of NY, other than those in the variable account and our other separate accounts. Subject to applicable New York state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any optional benefits offered under the contract. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest daily on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are subject to the creditworthiness and continued claims-paying ability of RiverSource Life of NY.
One year after receipt of each purchase payment or transfer, the rate for the payment or transfer amount, and its accumulated interest, may change. Interest will accrue at revised rates determined by us and at our discretion. These rates may be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses. However, the rate will never be less than the fixed account minimum interest rate shown under your contract. Your interest rate for each purchase payment or transfer will never change more frequently than annually.
Because of exemptive and exclusionary provisions, we have not registered interests in the fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in the fixed account are subject to the provisions of these Acts.
The fixed account has not been registered with the SEC. Disclosures regarding the fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
The Regular Fixed Account
Unless you have elected a living benefit rideror SecureSource Legacy benefit rider, you also may allocate purchase payments or transfer contract value to the regular fixed account The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See “Making the Most of Your Contract — Transfer policies”.)
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account as a destination for the Special DCA monthly transfer.

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The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. We will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:
•	for the Special DCA fixed account and the regular fixed account; and
•	for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•	the Special DCA fixed account for a six month term;
•	the Special DCA fixed account for a twelve month term;
•	the approved investment options for the SecureSource Legacy benefit rider or one of the SecureSource series riders and APB riders;
•	unless you have elected one of the optional living benefit riders or SecureSource Legacy benefit rider, to the regular fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the approved investment options, if a living benefit rider or the SecureSource Legacy benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if available and if no living benefit rider or the SecureSource Legacy benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”
Buying Your Contract
With the assistance of your financial advisor, you can complete an application and your financial advisor will send it along with your initial purchase payment to our Service Center.
The contract offers a choice of a seven-year or ten-year surrender charge schedule and mortality and expense risk fees that vary by surrender charge schedule. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.
When you apply, you may select among the following:
•	the regular fixed account, subaccounts and/or the Special DCA fixed account in which you want to invest;
•	how you want to make purchase payments;
•	a beneficiary;
•	the length of the surrender charge period (seven or ten years);
•	one of the following optional death benefit riders:
•	ROPP Death Benefit (available if you are age 80 or older);
•	MAV Death Benefit; or

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•	5-Year MAV Death Benefit;
•	an additional optional death benefit:
•	SecureSource Legacy Benefit;
•	one of the following optional living benefit riders:
•	For contracts with applications signed on or after 5/3/2021:
•	SecureSource Tempo NY;
•	SecureSource Core 2 NY;
•	SecureSource 5 NY; or
•	SecureSource 5 Plus NY.
•	For contracts with applications signed prior to 5/3/2021:
•	SecureSource Core NY;
•	SecureSource 4 NY; or
•	SecureSource 4 Plus NY.
•	For contracts with applications signed prior to 3/30/2020:
•	Accumulation Protector Benefit; or
•	SecureSource Core Plus NY.
We restrict investment options if you select the SecureSource series riders, SecureSource Legacy benefit rider or APB rider and you are required to allocate your purchase payments and contract value to the approved investment options, as described in the “Investment Allocation Restrictions for Certain Benefit Riders” section in this prospectus.
The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the regular fixed account and/or to the Special DCA fixed account. We currently allow you to allocate the total amount of purchase payment to the regular fixed account. We reserve the right to limit purchase payment allocations to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term. (See “Purchase Payments.”)
If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our Service Center. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.
We will credit eligible additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make regular payments to your contract under a scheduled payment plan. You must make an initial purchase payment of $1,000 or $2,000 depending on the tax qualification (see “Buying Your Contract — Purchase Payments”). Once the required initial purchase payment amount has been met, you can begin the scheduled payment plan by sending a completed form to our Service Center. Certain qualified plan applications allow the establishment of a scheduled payment plan without meeting the required initial purchase payment amount. Contact your financial advisor for details. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper or electronic copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.

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Purchase Payments
Purchase payment amounts and purchase payment timing may be limited under the terms of the contract. If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start. For contracts with a SecureSource series rider, if we do not receive your initial purchase payment within 90 days from the application signed date, we will consider your contract void from the start.
Minimum initial purchase payments*
Qualified annuities	$1,000
Nonqualified annuities	$2,000
Minimum additional purchase payments*
$50
Maximum total purchase payments** (without our approval) based on the contract year and your age on the effective date of the payment:
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For each contract year thereafter if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
*	If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payment is $25.
**	These limits apply in total to all RiverSource Life of NY annuities you own unless a higher amount applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.
Additional purchase payment restrictions for contracts with the SecureSource series rider
These riders prohibit additional purchase payments if:
(1)	you decline any increase to the annual rider fee, or
(2)	for the SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY riders, the Current Annual Payment is established and your contract value on an anniversary is less than four times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage for your current Age Band.
(3) for the SecureSource Core 2 NY, SecureSource Core NY and SecureSource Core Plus NY, the Current Annual Payment is established and your contract value on an anniversary is less than four times the Current Annual Payment.
The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000; however, these restrictions are currently being waived until further notice.
Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider
Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up. Additional purchase payments are also limited to $100,000; however, this restriction is currently being waived until further notice.
Additional purchase payment restrictions for contracts with the SecureSource Legacy benefit rider
The rider prohibits additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000; however, these restrictions are currently being waived until further notice.

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How to Make Purchase Payments
1 1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474
2 2 By scheduled payment plan
We can help you set up a bank authorization.
Limitations on Use of Contract
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.
The Annuitization Start Date
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•	no earlier than 13 months after the contract’s effective date; and no later than
•	the owner’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed to by us.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life Income with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made (see “The Annuity Payout Period – Annuity Payout Plans”).
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.
Please see "SecureSource Tempo NY/SecureSource Core 2 NY/SecureSource 5 NY/SecureSource 5 Plus NY/SecureSource Core NY/SecureSource Core Plus NY/SecureSource 4 NY/SecureSource 4 Plus NY — Other Provisions” section regarding options under this rider at the annuitization start date.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
If you select one of the SecureSource series riders — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

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Charges
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. Currently, we deduct $50* from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.
If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.
* For contracts with applications signed before 5/4/2020, the contract administrative charge is $30 through the later of the first contract anniversary and 7/30/20. Thereafter the contract administrative charge is $50.
Mortality and Expense Risk Fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees for your contract.
The mortality and expense risk fee you pay is based on the death benefit guarantee in effect and the surrender charge schedule that applies to your contract.
RAVA 5 Advantage with ten-year surrender charge schedule	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Advantage with seven-year surrender charge
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.10%
ROPP Death Benefit(1)	1.45
MAV Death Benefit	1.35
5-year MAV Death Benefit	1.20

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
(1)	Only available for purchase as an optional rider for ages 80 or older on the rider effective date.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge (except for contracts with contract value of $50,000 or more, where we reserve the right to charge a contract administrative change up to $20 after the first contract anniversary) and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.

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We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge discussed in the following paragraphs, will cover sales and distribution expenses.
Surrender Charge
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.
If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.
You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource series rider. Contract earnings are defined as contract value (the sum of the contract value in the Regular Fixed Account, contract value in the Special DCA Fixed Account and contract value in the Variable Account), less purchase payments not previously surrendered, but not less than zero.
Contract without SecureSource series rider
The FA is the greater of:
•	10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or
•	current contract earnings.
During the first contract year, the FA is the greater of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•	current contract earnings.
Contract with SecureSource series rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the Remaining Annual Payment.
During the first contract year, the FA is the greatest of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;
•	current contract earnings; or
•	the Remaining Annual Payment.
Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:
1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.
2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.
3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

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We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.
Partial surrenders:
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge, will equal the amount you request.
For an example, see Appendix B.
Fixed payouts: Surrender charge under annuity payout plans allowing surrenders of the present value of remaining guaranteed payouts:
If you elect an annuity payout plan on a fixed basis and the plan we make available provides a liquidity feature permitting you to surrender any portion of the underlying value of remaining guaranteed payouts, a surrender charge may apply.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and the periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you are surrendering, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced, possibly to zero.
Waiver of surrender charges
We do not assess surrender charges for:
•	surrenders each year that represent the total free amount for that year;
•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;
•	amounts applied to an annuity payment plan (Exception: As described below, if we agree to allow you to elect annuity payments under a term certain installment plan and you choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.);
•	surrenders made as a result of one of the "Contingent events" described below to the extent permitted by state law. Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;
•	amounts we refund to you during the free look period; and
•	death benefits.
Contingent events
•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must

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provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.
•	Surrenders you make if you are diagnosed in the second or later contract years with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.
Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 ½ (fee waived in case of death or disability).
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.
Optional Living Benefit Charges
SecureSource Tempo NY Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplement.
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base. The maximum Benefit Base is $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We deduct this charge pro rata from the subaccounts in the same proportion as your interest in each subaccount bears to your total variable account contract value. No portion of the charge is deducted from the fixed account.
Once you elect the SecureSource Tempo NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource Tempo NY rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option The SecureSource Tempo NY – Single Life rider and SecureSource Tempo NY – Joint Life rider fee will not exceed a maximum of 2.50%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.50%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base will be permanently set to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries (see “SecureSource Tempo NY rider – Lifetime Payment Percentage”).
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource Tempo NY rider fee does not vary with the investment option selected.

30     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource Core 2 NY Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplement.
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base of $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource Core2 NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource Core 2 NY rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option. The SecureSource Core 2 NY — Single Life rider fee will not exceed a maximum of 2.50%. The SecureSource Core 2 NY— Joint Life rider fee will not exceed a maximum of 2.50%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.50%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base will be permanently set to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries (see “SecureSource Core 2 NY rider – Lifetime Payment Percentage”).
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource Core 2 NY rider fee does not vary with the investment option selected.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 5 NY Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplement.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    31

The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base. The maximum Benefit Base is $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We deduct this charge pro rata from the subaccounts in the same proportion as your interest in each subaccount bears to your total variable account contract value. No portion of the charge is deducted from the fixed account.
Once you elect the SecureSource 5 NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource 5 NY rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option The SecureSource 5 NY – Single Life rider and SecureSource 5 NY – Joint Life rider fee will not exceed a maximum of 2.50%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.50%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base will be permanently set to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries (see “SecureSource 5 NY rider – Lifetime Payment Percentage”).
.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource 5 NY rider fee does not vary with the investment option selected.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 5 Plus NY Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplement.
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base. The maximum Benefit Base is $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We deduct this charge pro rata from the subaccounts in the same proportion as your interest in each subaccount bears to your total variable account contract value. No portion of the charge is deducted from the fixed account.

32     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Once you elect the SecureSource 5 Plus NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource 5 Plus NY rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option The SecureSource 5 Plus NY – Single Life rider and SecureSource 5 Plus NY – Joint Life rider fee will not exceed a maximum of 2.50%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.50%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base will be permanently set to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries (see “SecureSource 4 Plus NY rider – Lifetime Payment Percentage”).
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource 5 Plus NY rider fee does not vary with the investment option selected
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource Core NY Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplement.
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base of $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource Core NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource Core NY rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option. The SecureSource Core NY — Single Life rider fee will not exceed a maximum of 2.25%. The SecureSource Core NY— Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    33

1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base will be permanently set to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries (see “SecureSource Core NY rider – Lifetime Payment Percentage”).
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource Core NY rider fee does not vary with the investment option selected.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource Core Plus NY Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplement.
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any applicable Annual Credit is added or Base Doubler is applied) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base of $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource Core Plus NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource Core Plus NY rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option. The SecureSource Core Plus NY — Single Life rider fee will not exceed a maximum of 2.75%. The SecureSource Core Plus NY — Joint Life rider fee will not exceed a maximum of 2.75%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.75%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

34     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base will be permanently set to zero,
(iv)	any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries (see “SecureSource Core Plus NY rider – Lifetime Payment Percentage”), and
(v)	any future Base Doubler adjustment and the Base Doubler will be permanently set to zero.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource Core Plus NY rider fee does not vary with the investment option selected.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 4 NY Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplement.
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base. The maximum Benefit Base is $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We deduct this charge pro rata from the subaccounts in the same proportion as your interest in each subaccount bears to your total variable account contract value. No portion of the charge is deducted from the fixed account.
Once you elect the SecureSource 4 NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource 4 NY rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option The SecureSource 4 NY – Single Life rider and SecureSource 4 NY – Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    35

(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base will be permanently set to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries (see “SecureSource 4 NY rider – Lifetime Payment Percentage”).
.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource 4 NY rider fee does not vary with the investment option selected.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 4 Plus NY Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplement.
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base. The maximum Benefit Base is $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We deduct this charge pro rata from the subaccounts in the same proportion as your interest in each subaccount bears to your total variable account contract value. No portion of the charge is deducted from the fixed account.
Once you elect the SecureSource 4 Plus NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource 4 Plus NY rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option The SecureSource 4 Plus NY – Single Life rider and SecureSource 4 Plus NY – Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base will be permanently set to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries (see “SecureSource 4 Plus NY rider – Lifetime Payment Percentage”).
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

36     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource 4 Plus NY rider fee does not vary with the investment option selected
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
Accumulation Protector Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current initial annual rider fee is 1.30%*. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits – Accumulation Protector Benefit Rider” section) on your contract anniversary. We prorate this charge among variable subaccounts in the same proportion as your interest in each bears to your total variable account contract value.
Currently the Accumulation Protector Benefit rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option, but it will not exceed the maximum fee of 2.00%.
If multiple rider fees are in effect during a contract year, we will calculate an average annual rider fee, based on the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The following describes how your annual rider fee may change:
1.	We may change the annual rider fee for any approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.00%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if you are invested in any investment option that has an increase and if we receive your written request to terminate the rider prior to the date of the fee increase. However, in order to be eligible for termination you must be invested in that investment option on the eligibility date we specify in the written notice. Currently the Accumulation Protector Benefit rider fee does not vary with the investment option selected.
2.	We may also change the annual rider fee(s) if you exercise the elective step-up option or elective spousal continuation step up. You do not have the option to terminate the rider if the fee increases due to an elective step-up.
Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period.
If your contract or rider is terminated for any reason including payment of the death benefit, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year.
The fee does not apply after the Benefit Date or after the annuitization start date.
*	For contract applications signed prior to 10/28/2019, the current initial annual rider fee is 1.15%.
The annual rider fees for elective step up (including elective spousal continuation step up) requests, for contract applications signed on or after 10/28/2019:
Elective step up date:	Maximum annual rider fee	Annual rider fee
Prior to 09/01/2020	2.00%	1.30%
09/01/2020 and later	2.00%	2.00%
The annual rider fees for elective step up (including elective spousal continuation step up) requests, for contract applications signed prior to 10/28/2019:
Elective step up date:	Maximum annual rider fee	Annual rider fee
Prior to 09/01/2020	2.00%	1.15%
09/01/2020 and later	2.00%	2.00%
Optional Death Benefit Rider Charge
SecureSource Legacy Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. For contracts with applications signed on or after 5/4/2020, the current annual rider fee is 0.35%. For contracts with applications signed prior to 5/4/2020, the current annual rider fee is 0.25%.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    37

We prorate this charge among the variable subaccounts, but not the fixed account, in the same proportion your interest in each account bears to your total variable account contract value on your contract anniversary.
The charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the SecureSource Legacy benefit amount or the contract value.
For contracts with applications signed on or after 5/4/2020, the SecureSource Legacy benefit rider fee will not exceed a maximum of 0.50%. For contracts with applications signed prior to 5/4/2020, the SecureSource Legacy benefit rider fee will not exceed a maximum of 0.40%.
Currently the SecureSource Legacy benefit rider fee does not vary with the investment option selected; however, we may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if we receive your written request prior to the date of the fee increase.
If your rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee for that contract year only, adjusted for the number of calendar days each fee was in effect.
If your contract or rider is terminated for any reason, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year, and further charges for this rider will terminate.
The fee does not apply after the annuitization start date.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Valuing Your Investment
We value your accounts as follows:
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•	the sum of your purchase payments allocated to the regular fixed account and Special DCA fixed account and transfer amounts to the regular fixed accounts;
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and
•	minus any prorated portion of the contract administrative charge.
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and

38     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	transfers into or out of the subaccounts;
•	partial surrenders;
•	surrender charges;
and a deduction of a prorated portion of:
•	the contract administrative charge;
•	the SecureSource Legacy Benefit rider charge;
•	the SecureSource series rider charge; or
•	Accumulation Protector Benefit rider charge.
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and/or
•	mortality and expense risk fees.

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Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. You may not set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.
Asset Rebalancing
You can ask us in writing to automatically rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.
Contracts issued with the SecureSource Tempo NY rider have different rebalancing rules. (See “Investment Allocation Restrictions for Certain Benefit Riders – Investment Allocation Restrictions for the SecureSource Tempo NY Rider – Rebalancing for Investment Path 2”)
The Income GuideSM Program
Income Guide is an optional service we currently offer without charge. It does not change or otherwise modify any of the other benefits, features, charges, or terms and conditions associated with your annuity contract. The purpose of the program is to provide reporting and monitoring of withdrawals you take from your annuity. The reporting and monitoring is designed to provide you information that may assist you in considering whether to adapt your withdrawals over time.
For the purpose of Income Guide program, the term “systematic withdrawals” is the same as “automated systematic surrenders”.

40     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The assumptions we used in the program are not customized or individualized to your circumstances. Program participants and their unique individual circumstances will vary from the program assumptions, creating differing results. The simulations we used in connection with the program do not include any contract or underlying fund charge assumptions other than a mortality and expense risk charge of 1.0%. Your contract value may be depleted prior to the end of the program. If you follow the program and make downward adjustments to your withdrawals to remain in the “On Track” status, the amount of your withdrawal can significantly decline over time.
Income Guide is a withdrawal monitoring service. The program establishes what we call a “Prudent Income Amount” which is based on your contract value, age, and the other program assumptions described below. We calculate the Prudent Income Amount daily using the following factors:
(1)	the age of the participant, (the age of the younger participant under the Joint Option);
(2)	the contract value;
(3)	Prudent Income Percentages.
The current Prudent Income Amount is determined by multiplying the current contract value by the current Prudent Income Percentage. The Prudent Income Amount is a hypothetical withdrawal amount with a minimum 90% probability that if taken and no withdrawal adjustments are made, withdrawals at that amount would not deplete the contract value prior to age 95 (age 100 for joint), or 8 years if longer. Please refer to the Prudent Income Amount section below for details on the assumptions we used to create the Prudent Income Percentages and the operation of the Prudent Income Amount.
Income Guide compares the annual total of the monthly systematic withdrawals you have elected to the current Prudent Income Amount we have calculated to determine your current status in the program. The current status provides you information on the current sustainability of your rate of withdrawal by comparing it to the Prudent Income Amount.
The program allows you to elect to have withdrawal income monitored based on one person (the “Single Option”) or two persons (the “Joint Option”). We refer to each person covered under Income Guide as a participant. Income Guide is most effective when you use it in consultation with your financial advisor.
Income Guide is not a guaranteed income option and it is not backed by our general account. If you need income guaranteed for life or another specified period of time, you should not rely on using Income Guide. For guaranteed income options, consider a guaranteed lifetime withdrawal benefit such as our SecureSource series rider, annuitization options, or other annuity contracts that provide guaranteed lifetime income riders or benefits.
Any withdrawals you make from your contract may result in surrender charges, taxes and tax penalties. In addition, withdrawals may result in a proportional reduction to the standard death benefit and any optional death benefit you have elected.
As part of the Income Guide program, we provide you with information regarding your withdrawal amount, but we do not determine whether to make adjustments to your withdrawal amount or investment allocation.  You need to decide what changes or adjustments may be right for you, or whether to seek the assistance of a financial advisor in making any decisions, based on the information provided and your given needs and circumstances.
Program Availability
Income Guide is only available if the servicing broker-dealer on your contract is Ameriprise Financial Services, LLC (“AFS”) which is our affiliate and we only currently offer variable annuity contracts through AFS. We may modify or end the availability of Income Guide at any time in our sole discretion. We will notify you 30 days in advance of any changes to Income Guide or if we end the program. Advance notice will not be given for any changes we decide to make to the Prudent Income Percentages.
Income Guide is not available if your contract has a SecureSource series or Accumulation Protector Benefit riders.
In addition, in order to enroll in Income Guide, the following eligibility requirements must be met.
(1)	One of the Income Guide participants must be an owner or annuitant under the contract.
(2)	Your contract cannot be a beneficially owned IRA.
(3)	You cannot be withdrawing substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(4)	If you have a systematic withdrawal program established, you may not elect to set your withdrawal amount net of surrender charges and the frequency of withdrawal must be set at monthly. You cannot have more than one systematic withdrawal program established at the same time.
(5)	Your contract cannot have any active or deemed loans on it.
(6)	Your contract must have an Ameriprise advisor registered with AFS assigned as the agent of record on your contract.

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(7)	All participants covered by the program must be at least age 50 and no older than age 85.
These eligibility requirements apply to any post-enrollment changes you may elect to make, such as changing or adding participants.
Advance notice will not be given for the events listed below that automatically terminate Income Guide.
(1)	You modify your systematic withdrawal program to a frequency other than monthly or you have more than one systematic withdrawal program in effect.
(2)	You take a loan on the contract.
(3)	On any contract anniversary where the participant (for joint, youngest participant) attained the maximum age of 95 in the preceding contract year.
(4)	The death benefit under the contract becomes payable.
(5)	You elect a systematic withdrawal program to take substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(6)	AFS is no longer the servicing broker-dealer on your contract.
(7)	Your contract terminates for any reason, including full surrender, the contract value reaches zero, or when you annuitize your entire contract (this does not apply to partial annuitizations which are permitted while you participate in Income Guide).
In the event of a change in ownership, systematic withdrawals are suspended, but you would continue to be enrolled in the Income Guide.
Enrolling in the Income Guide Program
You may elect to enroll in the Income Guide program at any time as long as we continue to offer it and you meet the eligibility requirements of participation. At the time of your enrollment, you will be required to complete an Income Guide Enrollment Form or verbally acknowledge your understanding of the program if we permit enrollment via telephone. In connection with enrollment, you will be asked whether you want the Single Option or Joint Option. You also will be required to provide the birthdate and sex of each participant covered under Income Guide. We use the age provided at enrollment to calculate the Prudent Income Amount.
If you are funding your contract through multiple sources that would involve making more than one initial purchase payment, you should consider waiting to enroll in Income Guide until your contract is fully funded. A large purchase payment not taken into account will result in a lower initial Prudent Income Amount being calculated. If your systematic withdrawal amount is based on all intended payments, then the amount you are withdrawing will be higher than the Prudent Income Amount that is calculated before we receive all intended purchase payments which may affect your Income Guide status.
After enrolling, we will permit you to modify the selected option (Single Option or Joint Option) or to change the participants. Any changes are subject to the conditions stated in the Program Availability section above.
Withdrawal Monitoring and Reporting
Income Guide is designed to assist you and your financial advisor in managing the withdrawal of money out of your annuity contract to provide income. To aid in managing your withdrawals, we currently provide periodic reports to you and your financial advisor. This includes a detailed annual report we provide on each contract anniversary and a brief summary on the consolidated statements you receive either monthly or quarterly from AFS. These reports include an Income Guide status based on the Prudent Income Amount calculated on the date we produce the report. The reporting and the status are designed to provide you information regarding the current sustainability of your current withdrawal amount by comparing it to the current Prudent Income Amount. We provide no other reporting, so you should review your consolidated statement and annual report to see if your status under the program has changed. You also can review your current daily status by logging into your account on amperiprise.com. We reserve the right to modify the reporting we provide under the program at any time and in our sole discretion.
The table below summarizes the definitions of each status under the program.
Income Guide Status Definitions
Attention Needed	Caution	On Track	More Available
Prudent Income Amount is more than 20% below your current annual withdrawal amount	Prudent Income Amount is from 10.1% to 20% below your current annual withdrawal amount	Prudent Income Amount is from 10% below up to 24.9% above your current annual withdrawal amount	Prudent Income Amount is more than 25% or more above your current annual withdrawal amount

42     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

We use descriptive terminology to describe each status. When you are in the On Track status we may refer to your withdrawal rate as “currently sustainable.” When you are in the Caution status, we refer to your withdrawal rate as “near a point where it may not be sustainable.” When you are in the Attention Needed status, we refer to your withdrawal rate as “may not be sustainable.” Finally, if your current withdrawal amount places you in the “More Available” status, we refer to you as having “more options available” because the Prudent Income Amount is at least 25% higher than your current withdrawal amount. These statuses, including the accompanying explanations, are merely descriptive and do not represent a specific level of actual sustainability or probability of your contract value not being depleted. Please note if you are in the “More Available” status and you utilize contract value for other purposes it may create adverse consequences in the future, including increasing the possibility and extent of future status changes and the possibility of running out of money prior to the end of the program.
The following Income Guide statuses are used in our periodic reporting.
Income Guide Status	What the Status Means
Attention Needed	Based on your contract value, it is projected that your withdrawal amount may not be sustainable.
Caution	Based on your contract value, it is projected that your withdrawal amount is near a point where it may not be sustainable.
On Track	Based on your contract value, it is projected that your withdrawal amount is currently sustainable. Please note that the minimum 90% probability assumed in the program only applies to the Prudent Income Amount and not to the “On Track” status which includes a range above and below the current Prudent Income Amount.
More Available	Based on your contract value and withdrawal amount, it is projected there are more options available.
These statuses are not designed to be, nor should they be construed as, investment advice. They are based on a comparison of your current annual withdrawal amount versus the current Prudent Income Amount. They also can aid you in tracking how close your current rate of withdrawal is to the Prudent Income Amount. In the end, your unique financial situation and the advice of your financial advisor should be utilized in assessing your Income Guide status and your utilization of the program as a whole. Please note, the longer you are in the Attention Needed status without adjusting withdrawals the greater the likelihood that you will deplete your contract value.
If you enroll in Income Guide without electing a systematic withdrawal, then no status will be reported, but you will be provided the Prudent Income Amount.
If you completely suspend your withdrawals, we will also no longer report a status. This, however, does not mean that subsequently restarting withdrawals will result in a sustainable rate of withdrawal. When you restart your withdrawals, a current Prudent Income Amount will be compared to your current withdrawal amount to determine a current status. Also, remember that a change in ownership will automatically suspend systematic withdrawals.
Income Guide does not take into account your unique financial situation, including how you allocate your contract value to available investment options and the allocation of your contract value to equities or bonds. Your investment returns, including the deduction of any fund fees and expenses, will differ from program assumptions. In addition, the fees and charges we assumed in calculating values under the program will differ from the actual fees and charges on your contract. This is due in part to the fact that we did not assume certain charges, including the contract administrative charge and optional benefit charges.
The methods, assumptions and simulations we used to develop the Prudent Income Percentages may not be appropriate or correct for a given contract owner. Individual results can vary widely and will impact the frequency of status changes and how often you may want to make adjustments to your withdrawals. You must decide whether to modify withdrawals or take any other action with respect to your contract based on the status we report, and whether to consult with your financial advisor.
The Prudent Income Amount
We use your current age, contract value, and Prudent Income Percentage to calculate your current Prudent Income Amount. We may modify these factors used to calculate your Prudent Income Amount at any time and in our sole discretion. We, RiverSource Life Insurance Company, solely determined what assumptions to use in deriving the Prudent Income Amount
Since the Prudent Income Amount is calculated daily and fluctuates based on age and current contract value, the program does not guarantee or result in a steady stream of income or provide any type of guaranteed cash value or guaranteed benefit.

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The Prudent Income Percentages are derived from a series of random simulations based on the following assumptions:
•	an investment allocation of 50% in equities and 50% in bonds;
•	average annual returns, after the deduction of all fund fees and expenses, of 9.0% on the equity allocation and 4.0% on the bond allocation that grades upward to 6.0% over a ten year period;
•	average portfolio volatility of 9.0%;
•	a 1.0% average annual mortality and expense risk fee being assessed; and
•	taking level withdrawals each month.
The average annual return assumptions of 9.0% for the equity allocation and the 4.0% - 6.0% for the bond allocation are net return assumptions. This means these return assumptions would be after the deduction of all underlying fund fees and expenses. Contract charges other than the 1.0% mortality and expense risk fee, if they apply to you, were not included in the assumptions. This includes the contract administrative charge, surrender charges, and charges associated with optional benefits available under the contract. The “Charges” section of the prospectus provides additional details on the amount and applicability of these charges.
Since these assumptions are not customized to you, your circumstances will differ and the minimum 90% probability of withdrawals lasting for the duration of the program without the need to make any adjustments to the amount of withdrawals may be higher or lower than the probability used in developing the Prudent Income Percentages.
Your results under the program will vary. In general, if you have lower returns, higher volatility, higher fees, or you make additional withdrawals, then the probability of your withdrawal amount being sustainable will be lower than assumed under the program. In contrast, if you have higher returns, lower volatility, lower fees, or make additional purchase payments, then the probability of your withdrawal amount being sustainable will generally be higher than assumed under the program. In addition, if you experience long-term periods where your contract value is continually declining due to deviations from the assumptions mentioned above, you will need to repeatedly decrease the amount of your withdrawal to stay in the “On Track” status. Also, while unlikely, your contract value may be depleted before age 95 even if you follow the program.
It is important to remember that only the age of the participant and the contract value are specific to your contract. All of the factors used in determining the Prudent Income Percentages are general and not individualized or otherwise customized to you, your contract allocation, or any other circumstances specific to you.
The following factors related to your contract experience will impact your Income Guide status and the probability of withdrawals (without adjusting under the program) lasting for the duration of the program:
(1)	the fees, average annual total returns and volatility of the underlying funds you have elected;
(2)	the specific fees of your contract;
(3)	additional purchase payments to the contract;
(4)	withdrawals in addition to the monthly systematic withdrawal;
(5)	partial annuitizations; or
(6)	your actual life expectancy or retirement horizon.
The assumptions were utilized to run a series of random simulations. These simulations were used to establish the Prudent Income Percentages which are based on a level amount of income (without adjusting under the program) that provides a minimum 90% or greater probability of contract value lasting to age 95 (age 100 for joint), or for 8 years, whichever is longer. As with any simulation, your actual experience will be different and our methodology could have an error.
The Prudent Income Percentages change over time based on age. The table below shows the current Prudent Income Percentages utilized. In the case of the Joint Option, the youngest participant’s age is used to determine the Prudent Income Percentages.
Prudent Income Percentages
Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
50	3.0%	2.5%	66	4.6%	4.1%	81	6.3%	5.8%
51	3.1%	2.6%	67	4.7%	4.2%	82	6.6%	6.1%
52	3.2%	2.7%	68	4.8%	4.3%	83	6.9%	6.4%
53	3.3%	2.8%	69	4.9%	4.4%	84	7.2%	6.7%
54	3.4%	2.9%	70	5.0%	4.5%	85	7.5%	7.0%
55	3.5%	3.0%	71	5.1%	4.6%	86	8.0%	7.5%
56	3.6%	3.1%	72	5.2%	4.7%	87	8.5%	8.0%

44     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
57	3.7%	3.2%	73	5.3%	4.8%	88	9.0%	8.5%
58	3.8%	3.3%	74	5.4%	4.9%	89	9.5%	9.0%
59	3.9%	3.4%	75	5.5%	5.0%	90	10.0%	9.5%
60	4.0%	3.5%	76	5.6%	5.1%	91	10.5%	10.0%
61	4.1%	3.6%	77	5.7%	5.2%	92	11.0%	10.5%
62	4.2%	3.7%	78	5.8%	5.3%	93	11.5%	11.0%
63	4.3%	3.8%	79	5.9%	5.4%	94	12.0%	11.5%
64	4.4%	3.9%	80	6.0%	5.5%	95	12.5%	12.0%
65	4.5%	4.0%
The Prudent Income Percentage is multiplied by the contract value to determine the current Prudent Income Amount. The Prudent Income Amount will change over time due to changes in the contract value and the age of the participants covered under the program.
Although the Prudent Income Percentage increases with age, the Prudent Income Amount may not increase over time because a decreasing contract value can more than offset any increase in the Prudent Income Percentage. An increase in the Prudent Income Percentage does not protect against inflation.
Refer to “Example of a Prudent Income Amount Calculation” below to see how the Prudent Income Percentage is used to create a Prudent Income Amount.
By increasing with age, the Prudent Income Percentages result in less contract value being required to be in the “On Track” status. As a result, the Prudent Income Amount is not designed to preserve the level of your contract value. Following the monitoring program, however, including making adjustments to your rate of withdrawal over the life of the program, will increase the likelihood that your contract value will not be exhausted prior to the end of the program.
The assumptions used in determining values under Income Guide including investment and performance, are not tied in any way to your allocation of contract value and its performance. Your actual contract results can vary significantly from the performance we assumed in calculating the Prudent Income Amount.
The Prudent Income Amount is not a guarantee of present or future income and is not intended, nor should it be construed as, any form of investment advice.
If your contract is funding an employer sponsored plan such as a retirement plan established under Section 403(b) or 401(a) of the Code, your ability to begin a systematic withdrawal or to change one may be subject to plan sponsor approval. To determine whether there are any plan based restrictions on Income Guide, contact your plan sponsor.
Example of a Prudent Income Amount Calculation
Below is an example of how Income Guide calculates the Prudent Income Amount and assigns the status of the sustainability of your withdrawals.
At the time of enrollment, assume the following:
(1)	you have elected the Single Option;
(2)	you are age 65;
(3)	your monthly systematic withdrawal amount is $350.00 ($4,200.00 annually); and
(4)	your contract value is $100,000.00.
Using these assumptions when you enroll, to calculate the Prudent Income Amount, the contract value is multiplied by the Prudent Income Percentage, which is 4.5%.
$100,000.00 x 4.5% = $4,500.00
In this case, the Prudent Income Amount is about 7.1% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume six months after enrollment, you are still age 65 and your contract value is now $95,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$95,000.00 x 4.5% = $4,275.00
In this case, the Prudent Income Amount is about 1.8% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume one year after enrollment, you are now age 66 and your contract value is now $82,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.

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$82,000.00 x 4.6% = $3,772.00
In this case, the Prudent Income Amount is about 10.2% below your annual withdrawal amount. This results in being assigned a status of “Caution.”
Potential Benefits of the Income Guide Program
Income Guide can aid you in creating a non-guaranteed stream of income through systematic withdrawals from your contract. This can be beneficial if your need for income is flexible and does not require the guarantees associated with either a guaranteed minimum withdrawal benefit rider or exercising your option to annuitize. Withdrawals in connection with Income Guide may be subject to surrender charges, taxes and tax penalties. In contrast, payments under a guaranteed minimum withdrawal benefit rider or annuitization are not subject to surrender charges. In addition, if you use Income Guide and you have a non-qualified contract you are not receiving any potential benefits of the exclusion ratio associated with annuitization. The exclusion ratio allows you to spread the cost basis of your contract value over time, generally resulting in payments being partially income tax-free while the exclusion ratio is in effect. In contrast, Income Guide systematically withdraws contract value and for non-qualified contracts this results in taxable earnings being considered to be withdrawn first. A financial advisor can help you understand each of the income options available to you.
In cases where your Income Guide status becomes “More Available” there may be opportunities to increase your withdrawal rate, lock-in guaranteed income through partial annuitization, or use a portion of your contract value for other purposes. In consultation with your financial advisor, you can determine whether one or more of these options are right for you. Please keep in mind increases in the amount you withdraw may be subject to additional surrender charges, taxes and tax penalties. In addition, withdrawals will reduce your contract value and will proportionally reduce your standard death benefit and any optional death benefit you have elected. Increases in withdrawals can also have adverse future consequences, including increasing the possibility of future status changes and the possibility of running out of money prior to the end of the program.
Potential Risks of the Income Guide Program
Income Guide, including the Prudent Income Amount, is not a guarantee of income. If your annuity contract value is depleted your contract and any benefits associated with it, including Income Guide, will end without value.
In instances where your contract enters the “Attention Needed” status, even if you take steps to address the status such as lowering withdrawals from your contract, it is possible depending on continued performance of your contract that you could re-enter or remain in the status for an extended period of time. If you do not adjust your withdrawals when you are in the “Attention Needed” status, it could substantially increase the likelihood your contact value will be depleted, especially if you remain in this status for an extended period of time without making any adjustments.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.
If your contract is issued on a qualified basis, you are subject to certain required minimum distribution rules for federal tax purposes. These rules may require you to take withdrawals out of your annuity that exceed the Prudent Income Amount. If this occurs, taking the required withdrawals may increase the likelihood that you will deplete your annuity contract over time.
If your relationship with your advisor ends, you will no longer receive assistance using the Income Guide service. If your contract continues to be serviced by AFS, but you have ended your relationship with the financial advisor with whom you set up Income Guide, Income Guide will continue, and you should request AFS assign you another advisor to assist you with maximizing the effectiveness of Income Guide. We cannot guarantee that AFS will assign you an advisor that will assist you with Income Guide.
If you rely on Income Guide for managing your income needs and the service terminates, either because we choose to no longer offer it or a circumstance arises where automatic termination occurs, you may be in a position where you cannot find a means to manage or monitor your income going forward. Remember, in any instance where AFS is no longer the servicing broker-dealer of record for your contract, Income Guide will automatically terminate.
Transferring Among Accounts
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders or the SecureSource Legacy benefit rider. For transfer rights involving investment options under optional living benefit riders or the SecureSource Legacy benefit rider, please see “Investment Allocation Restrictions for Certain Benefit Riders” section.

46     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

You may transfer contract value from any one subaccount or the regular fixed account, if available, to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the regular fixed account.You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
•	Before the annuitization start date, you may transfer contract values between the subaccounts or from the subaccounts to the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term, you may not make a transfer from any subaccount back to the regular fixed account for six months following that transfer, partial surrender or termination.
•	You may transfer contract values from the regular fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, you may transfer the entire contract value to the regular fixed account. We reserve the right to limit transfers to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers to the regular fixed account, you will be notified in writing, signed by an officer of the company. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1), or $10,000 whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. We reserve the right to change the percentage allowed to be transferred from the regular fixed account with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers from the regular fixed account, you will be notified in writing, signed by an officer of the company.
•	You may not transfer contract values from the subaccounts or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts. (See “Special DCA Fixed Account.”)
•	After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.
(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.

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Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

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In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, we will attempt to execute transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to Request a Transfer or Surrender
1 1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers or surrenders:	Contract value or entire account balance
*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 2 By automated transfers and automated partial surrenders
Your financial advisor can help you set up automated transfers among your subaccounts or regular fixed account or automated partial surrenders from the regular fixed account, Special DCA fixed account or the subaccounts.

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You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.
•	Automated surrenders may be restricted by applicable law under some contracts.
•	You may not make additional systematic payments if automated partial surrenders are in effect.
•	If you have the SecureSource Legacy benefit rider, a SecureSource series rider or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see “Special DCA Fixed Account” and “Investment Allocation Restrictions for Certain Benefit Riders”).
•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•	If you have a SecureSource series rider, you may set up automated partial surrenders up to the benefit available for withdrawal under the rider.

Minimum amount
Transfers or surrenders:	$50

Maximum amount
Transfers or surrenders:	None (except for automated transfers from the regular fixed account)

3 3 By telephone
Call:
1-800-541-2251
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers:	Contract value or entire account balance
Surrenders:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.
Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us.
The date your surrender request will be processed depends on when and how we receive it:
For surrender requests received in writing:
•	If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.

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For surrender requests received by phone:
•	If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except under a term certain installment plan that provides monthly annuity payments for a period of years if such plans are allowed by us.
Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource series rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits — Optional Living Benefits”). Any partial surrender request that exceeds the amount allowed under the SecureSource series riders will impact the guarantees provided and will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Surrender Policies
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts , Special DCA fixed account  and/or the regular fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. If your contract includes an optional living benefit rider, you do not have the option to request from which account to surrender. The minimum contract value after a partial surrender is $500 (for contracts with a SecureSource series rider, there is no minimum).
Receiving Payment
1 1 By regular or express mail
•	payable to you;
•	mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank;
•	pre-authorization required.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the NYSE is closed, except for normal holiday and weekend closings;
–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.

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We may also postpone payment of the amount attributable to a purchase payment as part of the total surrender amount until cleared from the originating financial institution.
A Special Note on Cybersecurity Risks
Cybersecurity and Systems Integrity
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;
•	theft, misuse or dissemination of data to the public, including your information we hold; and
•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
TSA — Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;
–	the distribution is due to plan termination; or
–	you are a qualifying military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have a SecureSource series rider, APB rider or SecureSource Legacy benefit rider.

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Changing the Annuitant
If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership. Joint annuitants are not allowed for contracts with a SecureSource series Single Life rider. If you have the SecureSource Legacy benefit rider and a SecureSource series rider, you may not change the annuitant while this rider is in force (Joint Life:unless a Covered Spouse becomes the owner and annuitant under the spousal continuation provision).
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. For ownership changes prior to 5/1/2020, our administrative process required only the new owner to meet the age limitations.
The death benefit may change due to a change of ownership.
•	If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
•	If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.
•	If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.
•	The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see “Benefits in the Case of Death”).
•	If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
For a SecureSource series – Single Life rider, an ownership change will not change the Covered Person under the rider.
For a SecureSource series – Joint Life rider, if selected, transfer of the ownership of the annuity contract will not change the Covered Spouses under the rider. If ownership is transferred from a Covered Spouse to their revocable trust(s), the annuitant must be one of the Covered Spouses. (See “Optional Benefits — Optional Living Benefits.”)
Benefits in Case of Death — Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with the contract value greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.
If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•	the contract value after any rider charges have been deducted; or
•	the Return of Purchase Payments (ROPP) value.

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If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the contract value after any rider charges have been deducted.
Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
Adjusted partial surrenders	=	PS × DB
CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.
CV	=	the contract value on the date of (but prior to) the partial surrender.
If you take a partial surrender, the applicable ROPP, MAV, or 5-year MAV value will be reduced proportionally based on the percentage of contract value that is withdrawn. This means that if the contract value is higher than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the contract value is lower than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV value is reduced by an amount that is more than the dollar amount withdrawn.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid.
After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your written request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:
Assumptions:
•	You purchase the contract with a payment of $20,000.
•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments minus adjusted partial surrenders, calculated as:	$20,000
$1,500 × $20,000 =	–1,667
$18,000
for a standard death benefit of:	$18,333
since this is greater than your contract value of $16,500
If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Death claim requirements generally include due proof of death and will be detailed in the claim materials we send upon notification of death.
When paying multiple beneficiaries, we will process the death claim of each beneficiary on the valuation date when a beneficiary provides us with complete death claim requirements. We will determine a beneficiary's proceeds using the accumulation unit value we calculate on that valuation date. The remaining contract value remains invested as was specified at time of death. We pay interest, if any, at a rate no less than required by law. We will mail payment to a beneficiary within seven days after our death claim requirements are fulfilled.

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Nonqualified annuities
Spousal continuation: If your spouse is sole primary beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin, no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole primary beneficiary, your spouse may either elect to treat the contract as his/her own (spousal continuation), so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 72. If you attained age 72 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource series rider will terminate.
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the contract value after any rider charges have been deducted from the variable account; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs on or after Jan. 1, 2020, the beneficiary is required to withdraw his or her entire inherited interest within 10 years of the date of death of the owner unless they qualify as an “eligible designated beneficiary.” Eligible designated beneficiaries may continue to take proceeds out over their life expectancy. Eligible designated beneficiaries include:
•	the surviving spouse;
•	a lawful child of the owner under the age of majority (remaining amount must be withdrawn within 10 years, once the child reaches the age of majority);
•	disabled within the meaning of Code section 72(m)(7);
•	chronically ill within the meaning of Code section 7702B(c)(2);
•	any other person who is not more than 10 years younger than the owner.
However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA.

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We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under a payout plan available under this contract and:
•	the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy for an eligible designated beneficiary. (Payout plans are limited if the beneficiary is not an eligible designated beneficiary.)
•	Spouse and Non-spouse beneficiary: If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the beneficiary is the greater of the contract value and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.
•	Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary may continue depending on the annuity payout plan you elect, subject to adjustment to comply with the IRS rules and regulations.
If You Die After the Annuitization Start Date
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.
Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period. (See “Annuity Payout Plans”)
In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner/annuitant or the unclaimed death benefits will be presumed abandoned and subject to escheatment.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate,

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option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Death Benefits
In addition to the Standard Death Benefit, we also offer the following optional death benefits:
•	ROPP Death Benefit*;
•	MAV Death Benefit*;
•	5- Year MAV Death Benefit; and
•	SecureSource Legacy Benefit .
*Not available with SecureSource series rider.
The optional death benefits listed above must be elected at the time you purchase your contract. Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.
If you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. The ROPP Death benefit may not be purchased with the SecureSource series rider. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.
Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.	the contract value after any rider charges have been deducted, or
2.	the ROPP Value.
For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.
If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
If you are age 75 or younger at contract issue, you may select either the MAV Death Benefit or the 5-Year MAV Death Benefit at the time you purchase your contract. The MAV Death Benefit may not be purchased with the SecureSource series rider. If you are age 76-79 at contract issue, you may select the MAV Death Benefit. The MAV death benefit does not provide any additional benefit before the first contract anniversary and the 5-Year MAV Death Benefit does not provide any additional benefits before the fifth contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value; or
3.	the MAV.
The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.

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For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 80 or older when the contract was continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the MAV on that date, but prior to the reset.
If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.
5-Year Maximum Anniversary Value (5-Year MAV) Death Benefit
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value; or
3.	the 5-year MAV.
The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the 5-Year MAV on that date, but prior to the reset.
If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
SecureSource Legacy Benefit
The SecureSource Legacy benefit is an optional benefit that you can elect only at time of application for an additional charge. The SecureSource Legacy rider is intended to provide additional death benefit guarantees that may increase the death benefit provided under the contract. This rider is available only when purchased in combination with the one of the SecureSource Series riders (Guaranteed Lifetime Withdrawal Benefit (GLWB) riders). Terms used in this rider have the same meaning as in the GLWB riders to which they are attached. If you elect SecureSource Legacy, you may not elect any other death benefit riders.
The SecureSource Legacy provides that if the annuitant dies before the annuitization start date, and while this contract is in force, we will pay the beneficiary the greater of the SecureSource Legacy benefit amount provided by this rider or the death benefit under the terms of the contract. If the owner is the natural person, the owner and the annuitant must be the same at issue. The annuitant cannot be changed. If there is an ownership change resulting in a natural owner that is not the same as the annuitant, the SecureSource Legacy benefit amount will be payable if the annuitant dies. The death benefit under the terms of the base contract will not be payable.
The SecureSource Legacy benefit amount is subject to the maximum amount of $20 million.
Determination of the SecureSource Legacy benefit amount: The SecureSource Legacy benefit amount is determined at the following times:
1.	At rider effective date
The SecureSource Legacy benefit amount is set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The SecureSource Legacy benefit amount will be increased by the amount of each additional purchase payment.

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See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
The SecureSource Legacy benefit amount can be adjusted, but it will not be less than zero.
(A)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The SecureSource Legacy benefit amount will be reduced by the greater amount of the withdrawal or the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the SecureSource Legacy benefit amount on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the SecureSource Legacy benefit amount is reduced by the amount of the withdrawal.
(C)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the SecureSource Legacy benefit amount will be reduced by the greater of (1) the amount of the withdrawal or (2) the Remaining Annual Payment plus an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the SecureSource Legacy benefit amount on the date of (but prior to) the withdrawal minus the Remaining Annual Payment
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
4.	At each rider anniversary
The SecureSource Legacy benefit amount will be increased to the contract value (after rider charges are deducted) if the contract value is greater.
Please note that withdrawals you take under the GLWB riders, reduce the SecureSource Legacy benefit amount under this rider. For detailed description of how SecureSource Legacy benefit amount is determined when a withdrawal is taken, see “Determination of the SecureSource Legacy benefit amount – when a withdrawal is taken” above. For detailed description of how withdrawals effect GLWB values, see “Determination of Adjustments of Benefits Values” in the GLWB riders’ description.
Rules for Surrenders (applicable to contracts with applications signed on or after 5/4/2020):
When the Contract Value is reduced to zero, this rider will continue if the SecureSource Legacy benefit amount is greater than zero and the attached GLWB rider does not terminate. The SecureSource Legacy benefit amount is reduced by the amount of each payment paid as defined under the attached GLWB rider, but it will not be less than zero. We will no longer accept additional purchase payments and no more charges will be collected for the rider. At the death of the Covered Person (for the Joint Life rider, both Covered Spouses) we will pay the beneficiary the SecureSource Legacy benefit amount provided by this rider in a lump sum payment.
Rules for Surrenders (applicable to contracts with applications signed prior to 5/4/2020):
For contracts with applications signed before 5/4/2020, when the Contract Value is reduced to zero, this rider will terminate.
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's (for the Joint Life rider, Covered Spouse's) birth date, the SecureSource Legacy benefit amount will be adjusted based on the corrected Current Annual Payment.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the rider terminates.
Joint Life: If a surviving spouse is a covered spouse as defined under the attached GLWB rider and chooses to continue the contract under the spousal continuation provision, the following provisions apply:
•	This rider continues as part of the contract.
•	At the time of spousal continuation, the SecureSource Legacy benefit amount may be increased. On the valuation date spousal continuation is effective, the SecureSource Legacy benefit amount will be increased to the contract

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value (after any rider fees have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid) if the contract value is greater. The death benefit that would otherwise have been paid will not include the SecureSource Legacy benefit amount.
•	The SecureSource Legacy benefit amount is available for payment at the death of the surviving covered spouse.
Annuity Provisions (applicable to contracts with applications signed on or after 5/4/ 2020):
If you choose to receive the Current Annual Payment on the annuitization start date, the SecureSource Legacy benefit amount is reduced by the amount of each payment paid as defined under the attached GLWB rider, but it will not be less than zero. No more charges will be collected for the rider. At the death of the Covered Person (for the Joint Life rider, both Covered Spouses) we will pay the beneficiary the SecureSource Legacy benefit amount provided by this rider in a lump sum payment.
Annuity Provisions (applicable to contracts with applications signed prior to 5/4/2020):
For contracts with applications signed before 5/4/2020, on the annuitization start date, this rider will terminate.
You should consider whether the SecureSource Legacy benefit rider is appropriate for you because:
•	Investment Allocation Restriction: This rider requires 100% allocation of purchase payments and your contract value to approved investment options. This means that you will not be able to allocate contract value to all of the subaccounts that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Optional Riders”). We reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. Any substitution of funds may be subject to the SEC or state insurance departments approval. (See “Substitution of Investments”).
•	Limitation on Transfers: Because this rider requires 100% allocation to approved investment options, transfer privileges granted under the contract are suspended other than: (1) transfers among the available investment options as described in the investment options and limits provision, provided such transfers are not determined to disadvantage other contract owners (See Making the Most of Your Contract – Transferring Among Accounts - Market Timing”) or (2) transfers as otherwise agreed to by us.
Termination of the Rider
(for contract applications signed on or after 5/4/2020)
The rider cannot be terminated either by you or us except as follows:
1.	Single Life: After the death benefit is payable, the rider will terminate.
2.	Joint Life: After the death benefit is payable, unless the Covered Spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
3.	On the annuitization start date, if you choose a payout option available under the contract, the rider will terminate.
4.	In relation to certain increases to the annual rider fee as described in the SecureSource Legacy Benefit Rider Charge provision, your written request will terminate the rider.
5.	Reduction of the SecureSource Legacy benefit amount to zero will terminate the rider.
6.	Termination of the SecureSource series rider for any reason will also terminate the SecureSource Legacy benefit rider.
7.	Termination of the contract for any reason will terminate the rider.
Termination of the Rider
(for contract applications signed prior to 5/4/2020)
The rider cannot be terminated either by you or us except as follows:
1.	Single Life: After the death benefit is payable, the rider will terminate.
2.	Joint Life: After the death benefit is payable, unless the Covered Spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
3.	On the annuitization start date the rider will terminate.
4.	In relation to certain increases to the annual rider fee as described in the SecureSource Legacy Benefit Rider Charge provision, your written request will terminate the rider.
5.	Reduction of the contract value to zero will terminate the rider.
6.	Termination of the SecureSource series rider for any reason will also terminate the SecureSource Legacy benefit rider.

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7.	Termination of the contract for any reason will terminate the rider.
Upon termination of this rider, any additional death benefit provided by the rider will not be payable upon the annuitant’s death. Upon termination, this rider may not be reinstated.
For an example, please see Appendix D.
Optional Living Benefits
SecureSource Series Rider Terms
The following key terms are associated with the following SecureSource Series of riders:
Key Terms
Age Bands: are the age ranges shown in your contract data. For SecureSource 4 NY and SecureSource 4 Plus NY, each Age Band is associated with two components of your Lifetime Payment Percentage, a Minimum Lifetime Payment Percentage and a potential Income Bonus Percentage. In addition to your age, other factors determine when you move to a higher Age Band. The Age Bands are shown in the Rate Sheet Prospectus Supplement.
Annual Credit: an amount that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits increase the Current Annual Payment but may result in higher rider charges that may exceed the benefit from the Annual Credits. Annual Credit is not applicable to the SecureSource Tempo NY rider.
The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
Annual Step-Up: an increase in the Benefit Base that is available on each rider anniversary if your contract value increases above guaranteed amounts, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if your current age (Joint Life: the younger Covered Spouse age) is now in a higher Age Band, the minimum Lifetime Payment Percentage will increase.
Benefit Base: used to determine the Current Annual Payment and the annual rider charge. The Benefit Base is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base: used to determine the Annual Credit. The Credit Base cannot be withdrawn or annuitized and is not payable as a death benefit. Credit Base is not applicable to the SecureSource Tempo NY rider.
Credit Period: starts on the rider effective date. Subject to limitations, the Credit Period will restart on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The Credit Period is shown in the Rate Sheet Prospectus Supplement.
Current Annual Payment: the benefit amount available for withdrawal each contract year after the Covered Person (Joint Life: the younger covered spouse) has reached the youngest age in the first Age Band. For the SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY riders, the amount guaranteed by the rider. Current Annual Payment can vary each contract year and is equal to the minimum annual lifetime payment plus an Income Bonus.
Excess Withdrawal: any withdrawal taken before the Current Annual Payment, or that is greater than the Remaining Annual Payment. Any excess withdrawal request will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
Excess Withdrawal Processing: reduces benefits under the rider if an Excess Withdrawal is processed.
Income Bonus: for SecureSource 4 NY, SecureSource 4 Plus NY, SecureSource 5 NY, SecureSource 5 Plus NY and SecureSource Tempo NY, a potential increase to the Current Annual Payment. It is calculated by multiplying the Benefit Base by the Income Bonus Percentage.
Income Bonus Percentage: for SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY the Income Bonus Percentage may be added to the Minimum Lifetime Payment Percentage as described in the “Lifetime Payment Percentage” provision below. The Income Bonus Percentage is not available under SecureSource Core 2 NY SecureSource Core NY and SecureSource Core Plus NY. The Income Bonus Percentage and Minimum Lifetime Payment Percentages are shown in the Rate Sheet Prospectus Supplement.
Lifetime Payment Percentage: used to calculate your Current Annual Payment. For SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY, it is the Minimum Lifetime Payment Percentage plus the Income Bonus Percentage, when eligible. The percentage used can vary as described in the Lifetime Payment Percentage provision below. The Lifetime Payment Percentages and Minimum Lifetime Payment Percentages, as applicable to each rider, are shown in the Rate Sheet Prospectus Supplement.

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Minimum Annual Lifetime Payment: for SecureSource 4 NY, SecureSource 4 Plus NY, SecureSource 5 NY, SecureSource 5 Plus NY and SecureSource Tempo NY, the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage.
Remaining Annual Payment: after the Current Annual Payment is established, the Remaining Annual Payment is the amount that can be withdrawn during the remainder of the current contract year.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.
Withdrawal Adjustment Base: for SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY, one of the components used to determine whether or not the Income Bonus will be included with the Lifetime Payment Percentage. The Withdrawal Adjustment Base cannot be withdrawn or annuitized and is not payable as a death benefit.
The following key terms only apply to SecureSource Core Plus NY:
Base Doubler: is 200% of purchase payments received before the first contract anniversary plus 100% of any premiums received after that. It is used one-time to increase your Benefit Base if you do not take any withdrawals or decline a fee increase before the Base Doubler Date (unless the Benefit Base is already higher due to annual credits and annual step ups). The Base Doubler cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Base Doubler Date (for contracts with applications signed before 5/1/2020): at issue, it is the later of: (1) the 12th rider anniversary; or (2) the rider anniversary on or following the Covered Person (Joint Life: the younger Covered Spouse) reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement.
Base Doubler Date (for contracts with applications signed on/after 5/1/2020): at issue, it is the later of: (1) the rider anniversary equal to the Base Doubler duration; or (2) the rider anniversary on or following the Covered Person (Joint Life:the younger Covered Spouse) reaching the Base Doubler age, both shown in the Rate Sheet Prospectus Supplement.
The following key terms only apply to SecureSource Tempo NY:
Contract Returns Used for Credit: Any positive returns in a contract year that are used to determine the Returns-linked Credit.
Credit Carryover: An amount that can be used on the Rider Anniversary to increase the Returns-linked Credit.
Maximum Carryover: The maximum amount for the Credit Carryover. The Maximum Carryover percentage (shown on the Rate Sheet Prospectus Supplement) is used to calculate the Maximum Carryover.
Maximum Credit: The maximum amount for the Returns-linked Credit. The Maximum Credit percentage (shown on the Rate Sheet Prospectus Supplement) is used to calculate the Maximum Credit.
Returns-linked Credit: is an amount that can be added to the Benefit Base on Rider Anniversaries during a Credit Period, subject to limitations. Excess Withdrawals may reduce or eliminate the benefit of any Returns-linked Credits. Returns-linked Credits increase the Current Annual Payment but may result in higher rider charges that may exceed the benefit from the Returns-linked Credits.
Returns-linked Credit Base: used to determine the Maximum Credit and the Maximum Carryover. The Returns-linked Credit Base cannot be withdrawn or annuitized and is not payable as a death benefit.
Optional Living Benefits
(Available for contract applications signed on or after 5/3/2021)
SecureSource Tempo NY Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource Tempo NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers a Returns-linked Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.

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If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Tempo NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Tempo NY rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Tempo NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus Percentage is included in the Lifetime Payment Percentage is determined when the first withdrawal is taken and is fixed for the remainder of that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the ride r(see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if a Returns-linked Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource Tempo NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Tempo NY riders available under your contract:
•	SecureSource Tempo NY – Single Life
•	SecureSource Tempo NY – Joint Life
The information in this section applies to both SecureSource Tempo NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource Tempo NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Tempo NY — Single Life rider.
The SecureSource Tempo NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Tempo NY — Single Life rider or the SecureSource Tempo NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

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The SecureSource Tempo NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource Tempo NY riders are not available under an inherited qualified annuity.
The SecureSource Tempo NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•	If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Tempo NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period, Maximum Credit percentages, Maximum Carryover percentage and Credit Multiplier applicable to your contract are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage”, “Returns-linked Credit”, “Credit Carryover” below.) We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet S Prospectus upplements will be reflected in Appendix F to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Lifetime Payment, and the duration of the Current Annual Payments (see “Current Annual Payment)” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.

64     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix D: Example – Optional Living Benefits – SecureSource Tempo NY Rider”.

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However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)	when your contract value reduces to zero, or
(2)	on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Benefit Base, Returns-linked Credit Base and Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
The Credit Carryover is zero.
The Maximum Credit equals the Returns-linked Credit Base multiplied by the Maximum Credit Percentage.
The Maximum Carryover equals the Returns-linked Credit Base multiplied by the Maximum Carryover Percentage.
2.	When an additional purchase payment is made
The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
The Credit Carryover does not change.
If the purchase payment is received within 180 days after the contract date:
the Returns-linked Credit Base will be increased by the amount of the additional purchase payment; and
the Maximum Credit is recalculated to the Returns-linked Credit Base multiplied by the Maximum Credit Percentage; and
the Maximum Carryover is recalculated to the Returns-linked Credit Base multiplied by the Maximum Carryover Percentage.
Purchase payments after 180 days do not increase the Maximum Credit or Maximum Carryover until the contract year after the purchase payment was received.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
A Returns-linked Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Carryover can be adjusted, but they will not be less than zero.
(A)	The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Carryover will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Benefit Base or Credit Carryover (as applicable) for the Withdrawal Adjustment Base.
(C)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Carryover do not change.
(D)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Carryover will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Carryover (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.

66     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Rider Anniversary Processing: The following describes how your benefit values are calculated on rider anniversaries. The Benefit Base, Returns-linked Credit Base and Withdrawal Adjustment Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each.
1. Returns-linked Credit for the Benefit Base: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Returns-linked Credits may be available. The Maximum Credit percentage and Maximum Credit Carryover percentage are shown in the Rate Sheet Prospectus Supplement.
The Returns-linked Credit equals the lesser of the Maximum Credit or the following:
(a × b) +c	where:

a	=	Contract Returns Used for Credit
b	=	Credit Multiplier
c	=	Credit Carryover
The Benefit Base will be increased by the Returns-linked Credit on the Rider Anniversary.
•	Contract Returns Used for Credit:
On the first Rider Anniversary
The Contract Returns Used for Credit equals the Contract Value on the first Rider Anniversary (after rider charges have been deducted) less the purchase payments received during the first contract year, but it will not be less than zero.
On Any Other Rider Anniversary During a Credit Period
The Contract Returns Used for Credit equals the Contract Value on the Rider Anniversary (after rider charges have been deducted) less the Contract Value on the prior Rider Anniversary (after rider charges have been deducted) less any purchase payments received in that contract year, but it will not be less than zero.
The Contract Value used to determine the Contract Returns Used for Credit is the value on the anniversary after all charges have been deducted. Your ability to earn Returns-linked Credits can be limited by declining or volatile equity market performance, withdrawals and charges.
If the Covered Spouse continued the contract under the spousal continuation provision in the prior contract year, the Contract Returns Used For Credit is reduced by any increases to the Contract Value due to the death benefit that would otherwise have been paid.
After the end of the Credit Period there will be no additional Returns-linked Credits unless the Credit Period restarts due to an Annual Step-Up of the Benefit Base.When the Credit Period ends the Returns-linked Credit Base, Credit Carryover, Maximum Carryover and Maximum Credit will be set to zero on the last Rider Anniversary of a Credit Period.
The Returns-linked Credit Base, Credit Carryover, Maximum Credit and Maximum Carryover will be permanently set to zero on the later of: (A) the rider anniversary on or after the oldest owner’s 95th bir thday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
2. Annual Step-Up for the Benefit Base
Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base (after any Returns-linked Credit is added). If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base will be increased to the contract value,
•	The Credit Period will restart.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
3. Credit Carryover on Rider Anniversaries
If You did not take any Withdrawals during the prior contract year, the Credit Carryover is recalculated on the Rider Anniversary after any Returns-linked Credit and any Annual Step-Up has been applied to the Benefit Base. It equals the following (up to the Maximum Carryover, as shown in the Rate Sheet Prospectus Supplement):
(a × b) + c - d	where:

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a	=	Contract Returns Used for Credit
b	=	Credit Multiplier
c	=	Credit Carryover
d	=	any Returns-linked Credit that was applied on this Rider Anniversary
If a Withdrawal has been taken during the prior contract year, the Credit Carryover is not recalculated.
4. Returns-linked Credit Base, Maximum Credit and Maximum Carryover on Rider Anniversaries
The following values are reset on each Rider Anniversary after any Returns-linked Credit and any Annual Step-Up has been applied to the Benefit Base.
The Returns-linked Credit Base is reset to the Contract Value (after rider charges are deducted) on the Rider Anniversary.
The Maximum Credit is recalculated and equals the Returns-linked Credit Base multiplied by the Maximum Credit Percentage.
The Maximum Carryover is recalculated and equals the greater of 1) Returns-linked Credit Base multiplied by the Maximum Carryover Percentage or 2) the Credit Carryover.
5. The Withdrawal Adjustment Base on Rider Anniversaries
If You did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base will be increased to the Contract Value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Tempo NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Tempo NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Star t Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Returns-linked Credit Base and Credit Carryover, if greater than zero, will be permanently reset to zero, and there will be no additional Returns-linked Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).

68     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner will receive the Benefit Base multiplied by the Minimum Lifetime Payment Percentage paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment, (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Tempo NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Tempo NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.

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The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Tempo NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Tempo NY riders charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
SecureSource Core 2 NY Rider
(Available for contract applications signed on or after 5/3/2021)
The SecureSource Core 2 NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Core 2 NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core 2 NY rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core 2 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.

70     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.
For important considerations on whether a SecureSource Core 2 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Core 2 NY riders available under your contract:
•	SecureSource Core 2 NY – Single Life
•	SecureSource Core 2 NY – Joint Life
The information in this section applies to both SecureSource Core 2 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource Core 2 NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Core 2 NY — Single Life rider.
The SecureSource Core 2 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core 2 NY — Single Life rider or the SecureSource Core 2 NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Core 2 NY rider is an optional benefit that you may select for an additional annual charge.
The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource Core 2 NY riders are not available under an inherited qualified annuity.
The SecureSource Core 2 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•	If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Core 2 NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Lifetime Payment percentages, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Supplements are reflected in Appendix F to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (i.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.

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Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Lifetime Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment. The Lifetime Payment Percentage and Age Band are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.

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Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Credit Base or Benefit Base (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(C)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and Credit Period are shown in the Rate Sheet Prospectus Supplement.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.

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The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core 2 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core 2 NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).

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In both cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The Current Annual Payment is fixed for as long as payments are made.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by Us will be made up promptly with an interest credit of 6% per annum. We reserve the right to recover from You or Your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by Us will be subtracted, together with an interest credit of 6% per annum.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the Owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Core 2 NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core 2 NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment each contract year until the death of the Covered Person (Joint Life:both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Core 2 NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: after the death of the Covered Person, the rider will terminate.

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•	Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core 2 NY riders charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
SecureSource 5 NY Rider
(Available for contract applications signed on or after 5/3/2021)
The SecureSource 5 NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 5 NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 5 NY rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 5 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the withdrawal adjustment base. On the day of your first withdrawal each contract year we determine if the Income Bonus Percentage is available for that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.

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Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 5 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 5 NY riders available under your contract:
•	SecureSource 5 NY – Single Life
•	SecureSource 5 NY – Joint Life
The information in this section applies to both SecureSource 5 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 5 NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 5 NY — Single Life rider.
The SecureSource 5 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 5 NY — Single Life rider or the SecureSource 5 NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 5 NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource 5 NY riders are not available under an inherited qualified annuity.
The SecureSource 5 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•	If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 5 NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Supplements will be reflected in Appendix F to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Lifetime Payment, and the duration of the Current Annual Payments (see “Current Annual Payment)” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established,

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and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.

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Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix D: Example – Optional Living Benefits – SecureSource 5 NY Rider”.
However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available, and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)	when your contract value reduces to zero, or
(2)	on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base, Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.

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(D)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•	Single Life: The Benefit Base and Withdrawal Adjustment Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentages, as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit period duration, as shown in the Rate Sheet Supplement.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•	The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

80     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 5 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 5 NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Stat Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner will receive the Benefit Base multiplied by the Minimum Lifetime Payment Percentage paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment, (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.

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Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 5 NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 5 NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 5 NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 5 NY riders charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
SecureSource 5 Plus NY Rider
(Available for contract applications signed on or after 5/3/2021)
The SecureSource 5 Plus NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even

82     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 5 Plus NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 5 Plus NY rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
•	The SecureSource 5 Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the Withdrawal Adjustment Base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year (see “Lifetime Payment Percentage” below).
•	As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 5 Plus NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 5 Plus NY riders available under your contract:
•	SecureSource 5 Plus NY – Single Life
•	SecureSource 5 Plus NY – Joint Life
The information in this section applies to both SecureSource 5 Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 5 Plus NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 5 Plus NY — Single Life rider.
The SecureSource 5 Plus NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 5 Plus NY — Single Life rider or the SecureSource 5 Plus NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

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The SecureSource 5 Plus NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us
The SecureSource 5 Plus NY riders are not available under an inherited qualified annuity.
The SecureSource 5 Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 5 Plus NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements will be reflected in Appendix F to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses’ lives are used to determine when the Current Annual Payment is established, and the duration of the Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.

84     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint Life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix D: Example – Optional Living Benefits – SecureSource 5 Plus NY Rider”.
However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available, and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)	when the contract value reduces to zero, or
(2)	on the annuitization start date.

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For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows. The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•	Single Life: The Benefit Base and Withdrawal Adjustment Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period

86     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Withdrawal Adjustment Base and Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•	The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 5 Plus NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 5 Plus NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Stat Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.

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If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and that amount then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person (Joint Life: both Covered Spouses).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 5 Plus NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 5 Plus NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to

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change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 5 Plus NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 5 Plus NY rider charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
Optional Living Benefits
(Available for contract applications signed prior to 5/3/2021)
SecureSource Core NY Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource Core NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit or certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Core NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core NY rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.

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The SecureSource Core NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.
For important considerations on whether a SecureSource Core NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Core NY riders available under your contract:
•	SecureSource Core NY – Single Life
•	SecureSource Core NY – Joint Life
The information in this section applies to both SecureSource Core NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource Core NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Core NY — Single Life rider.
The SecureSource Core NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core NY — Single Life rider or the SecureSource Core NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Core NY rider is an optional benefit that you may select for an additional annual charge.
The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource Core NY riders are not available under an inherited qualified annuity.
The SecureSource Core NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•	If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Core NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Lifetime Payment percentages, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus

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Supplements are reflected in Appendix F to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (i.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Lifetime Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment. The Lifetime Payment Percentage and Age Band are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.

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•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Credit Base or Benefit Base (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(C)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and Credit Period are shown in the Rate Sheet Prospectus Supplement.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period

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The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.

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If your contract value is reduced to zero, the Credit Base will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The Current Annual Payment is fixed for as long as payments are made.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by Us will be made up promptly with an interest credit of 6% per annum. We reserve the right to recover from You or Your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by Us will be subtracted, together with an interest credit of 6% per annum.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the Owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Core NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment each contract year until the death of the Covered Person (Joint Life:both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”

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If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Core NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core NY riders charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
SecureSource Core Plus NY Rider
(Not available for contract applications signed on or after 3/30/2020)
The SecureSource Core Plus NY rider is an optional benefit that you can elect at time of application for an additional charge. It rider may not be purchased with any other living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment. This rider also provides a guaranteed benefit base amount, provided no withdrawals are taken and the rider does not terminate before a specified date (see Base Doubler below).
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Core Plus NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core Plus NY rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).

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Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available, a Base Doubler is applied, or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year.
For important considerations on whether a SecureSource Core Plus NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Core Plus NY riders available under your contract:
•	SecureSource Core Plus NY – Single Life
•	SecureSource Core Plus NY – Joint Life
The information in this section applies to both SecureSource Core Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource Core Plus NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Core Plus NY — Single Life rider.
The SecureSource Core Plus NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core Plus NY — Single Life rider or the SecureSource Core Plus NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Core Plus NY rider is an optional benefit that you may select for an additional annual charge.
The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource Core Plus NY riders are not available under an inherited qualified annuity.
The SecureSource Core Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Core Plus NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider fees and the current rates for the Lifetime Payment percentages, Credit Period, Annual Credit percentages and Base Doubler age, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Annual Credits” and “Base Doubler” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Supplement are reflected in Appendix F to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant. After

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death or dissolution of marriage that leaves only one of the spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment benefit amount equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint Life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Joint Life:Base Doubler Date (for contracts with applications signed before 5/1/2020): If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a Covered Spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base

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Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement; (2) the 12th rider anniversary; or (3) the next rider anniversary.
Base Doubler Date (for contracts with applications signed on/after 5/1/2020): If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a Covered Spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age; (2) the rider anniversary equal to the Base Doubler duration (both as shown in the Rate Sheet Prospectus Supplement); or (3) the next rider anniversary.
The Base Doubler Date may also be reset if there is a spousal continuation. See the Spouse’s Option to continue contract provision.
For contracts with applications signed before 5/1/2020: In the event of remarriage of the Covered Spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary; or the rider anniversary on or following the younger Covered Spouse reaching the Base Double age shown in the Rate Sheet Prospectus Supplement.
For contracts with applications signed on/after 5/1/2020: In the event of remarriage of the Covered Spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the rider anniversary equal to the Base Doubler duration, or the rider anniversary on or following the younger Covered Spouse reaching the Base Double age (both shown in the Rate Sheet Prospectus Supplement).
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Credit Base and Benefit Base are set equal to the initial purchase payment.
The Base Doubler is set equal to the initial purchase payment multiplied by the applicable Base Doubler Percentage, as shown in the table below.
Purchase Payments	Base Doubler Percentage
Payments received before the first rider anniversary	200%
Payments received thereafter	100%
2.	When an additional purchase payment is made
The Benefit Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
If the Base Doubler is greater than zero, the Base Doubler will be increased by the amount of each additional purchase payment multiplied by the applicable Base Doubler Percentage as shown in the table above.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
If a withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)If the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not
change.
(B If the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the

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Benefit Base and Credit Base will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shownin the Rate Sheet Prospectus Supplement.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
The Benefit Base will be set to the greater of:
(i)	the current Benefit Base, or
(ii)	the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentages, as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•	Base Doubler: If you did not take any withdrawals since the rider effective date and you did not decline an increase to the Annual Rider Fee on the Base Doubler Date, the Benefit Base (after any Annual Credit is added) will be increased to the Base Doubler if greater. The Base Doubler will be permanently set to zero on the Base Doubler Date (after any adjustment to the Benefit Base). It is important to remember that the 200 % Base Doubler percentage only applies to purchase payments received in the first year. After the first year, 100% of purchase payments will be added to the Base Doubler rather than 200%.
The Base Doubler Date may also be reset if there is a spousal continuation. See the Spouse’s Option to continue contract provision. In the event of remarriage of the Covered Spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement or the rider anniversary on or following the 70th birthday of the younger Covered Spouse.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base, Credit base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added or Base Doubler is applied) will be increased to the contract value.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.

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Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. Any withdrawals (including RMDs) before the Base Doubler Date will permanently set the Base Doubler to zero. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core Plus NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core Plus NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary.
The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
For contracts with applications signed before 5/1/2020: If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement; (2) the 12th rider anniversary; or (3) the next rider anniversary.
For contracts with applications signed on/after 5/1/2020: If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age; (2) the rider anniversary equal to the Credit Period Base Doubler duration, (both as shown in the Rate Sheet Prospectus Supplement); or (3) the next rider anniversary.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base and Base Doubler, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits and no Base Doubler will be applied. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.

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•	No more charges will be collected for the rider.
•	The Current Annual Payment is fixed for as long as payments are made.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by Us will be made up promptly with an interest credit of 6% per annum. We reserve the right to recover from You or Your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by Us will be subtracted, together with an interest credit of 6% per annum.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the Owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available or if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”) , you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Core Plus NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core Plus NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Core Plus NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

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•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core Plus NY rider charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
SecureSource 4 NY Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource 4 NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 4 NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 NY rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 4 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the withdrawal adjustment base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 4 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.

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Availability
There are two SecureSource 4 NY riders available under your contract:
•	SecureSource 4 NY – Single Life
•	SecureSource 4 NY – Joint Life
The information in this section applies to both SecureSource 4 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 4 NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 4 NY — Single Life rider.
The SecureSource 4 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 NY — Single Life rider or the SecureSource 4 NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource 4 NY riders are not available under an inherited qualified annuity.
The SecureSource 4 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•	If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Supplements will be reflected in Appendix F to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Lifetime Payment, and the duration of the Current Annual Payments (see “Current Annual Payment)” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.

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Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.

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Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix D: Example – Optional Living Benefits – SecureSource 4 NY Rider”.
However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)	when your contract value reduces to zero, or
(2)	on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base, Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.

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(D)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•	Single Life: The Benefit Base and Withdrawal Adjustment Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentages, as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Withdrawal Adjustment Base will be set as follows:
(A)	if no withdrawals have been taken, the Withdrawal Adjustment Base will be set to the Benefit Base determined above, or
(B)	if any withdrawals have been taken, the Withdrawal Adjustment Base will be set to the amount as calculated below:

a × b	where:
c

a	=	the Withdrawal Adjustment Base on the rider anniversary (but prior to rider anniversary processing)
b	=	the Benefit Base determined above
c	=	the Benefit Base on the rider anniversary (but prior to rider anniversary processing)
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Withdrawal Adjustment Base and Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit period duration, as shown in the Rate Sheet Supplement.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment

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Percentage, regardless of any prior withdrawals and even if there is no Annual Step-Up of the Benefit Base due to the maximum Benefit Base limitation. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•	The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner will receive the Benefit Base multiplied by the Minimum Lifetime Payment Percentage paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment, (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.

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•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 4 NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 4 NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 4 NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 NY riders charge”).

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•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
SecureSource 4 Plus NY Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource 4 Plus NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 4 Plus NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 Plus NY rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
•	The SecureSource 4 Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the Withdrawal Adjustment Base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year (see “Lifetime Payment Percentage” below).
•	As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 4 Plus NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 Plus NY riders available under your contract:
•	SecureSource 4 Plus NY – Single Life
•	SecureSource 4 Plus NY – Joint Life

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The information in this section applies to both SecureSource 4 Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 4 Plus NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 4 Plus NY — Single Life rider.
The SecureSource 4 Plus NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 Plus NY — Single Life rider or the SecureSource 4 Plus NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 Plus NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us
The SecureSource 4 Plus NY riders are not available under an inherited qualified annuity.
The SecureSource 4 Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 Plus NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below.). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period, we will file a new Rate Sheet Supplement. All historical Rate Sheet Prospectus Supplements will be reflected in Appendix F to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses’ lives are used to determine when the Current Annual Payment is established, and the duration of the Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.

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The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint Life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).

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The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix D: Example – Optional Living Benefits – SecureSource 4 Plus NY Rider”.
However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available, and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)	when the contract value reduces to zero, or
(2)	on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows. The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.

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Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•	Single Life: The Benefit Base and Withdrawal Adjustment Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Withdrawal Adjustment Base will be set as follows:
(A)	if no withdrawals have been taken, the Withdrawal Adjustment Base will be set to the Benefit Base determined above, or
(B)	if any withdrawals have been taken, the Withdrawal Adjustment Base will be set to the amount as calculated below:

a × b	where:
c

a	=	the Withdrawal Adjustment Base on the rider anniversary (but prior to rider anniversary processing)
b	=	the Benefit Base determined above
c	=	the Benefit Base on the rider anniversary (but prior to rider anniversary processing)
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Withdrawal Adjustment Base and Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to Benefit Base due to an Annual Step-Up or (2) the Benefit Base is at the maximum of $20 million, so there was no Annual Step-Up of the Benefit Base, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•	The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base (after any Annual Credit is added) will be increased to the contract value, if greater.

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Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 Plus NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 Plus NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and that amount then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person (Joint Life: both Covered Spouses).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any

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underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 4 Plus NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 4 Plus NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 4 Plus NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 Plus NY rider charge”).

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•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
Important SecureSource Series Rider Considerations
You should consider whether a SecureSource series rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
•	Lifetime benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the lifetime benefit terminates when the death benefit is payable.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading above).
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial Minimum Lifetime Payment Percentage or Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. For SecureSource Core Plus NY, if the withdrawal is taken before the Base Doubler Date the Base Doubler is permanently set to zero. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the Current Annual Payment is established (Excess Withdrawal), the guaranteed amounts under the rider will be reduced (See “Determination of Adjustments of Benefit Values” under each rider).
•	Investment Allocation Restriction: You must invest in approved investment options which vary by rider. For SecureSource Tempo NY, the approved investment options are divided into groups and have specified minimum or maximum percentages of contract value that must be in each group and a maximum percentage that can be allocated to each fund. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “The Variable Account and the Funds: Volatility and Volatility Management Risk with the Portfolio Stabilizer funds” section.) This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the SecureSource series rider. We reserve the right to add, remove, combine or substitute approved investment options in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion. We also reserve the right to add, remove or modify allocation plans and requirements in our sole discretion. Any change will apply to current allocations, future purchase payments, and transfers. Any substitution of funds may be subject to the SEC or state insurance departments approval (see “Substitution of Investments”).
•	Income Guide Program Restriction: Income Guide program is not available to contracts with the SecureSource series rider.
•	Non-Cancelable: Once elected, the SecureSource series rider may not be cancelled (except as provided under “Rider Termination” heading above) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource series — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource series — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The other covered spouse will no longer be eligible for benefits under the rider. The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” above).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon

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the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.
You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource series — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable. If the spousal continuation option is not available when the death benefit is payable, the rider will terminate. The surviving covered spouse will no longer be eligible for benefits under the rider.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments (subject to state restrictions), which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the Remaining Annual Payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the Remaining Annual Payment is subject to the Excess Withdrawal Processing as described above.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.
Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on Tax-Sheltered Annuities (TSAs): Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource series rider may be of limited value to you.
Accumulation Protector Benefit Rider
(Available for contract applications signed prior to 3/30/2020)
The Accumulation Protector Benefit rider is an optional benefit that you may select at contract issue for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.
If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.
The Accumulation Protector Benefit rider is only available to those age 80 or younger at contract issue. If elected, the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the

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Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:
•	Continue your contract;
•	Take partial surrenders or make a full surrender; or
•	Annuitize your contract.
The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Legacy benefit or SecureSource series riders.
You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:
•	You must invest in approved investment options. Current approved investment options are Portfolio Stabilizer funds. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider. In addition, the Income Guide program will not be available to you (See “Making the Most of Your Contract — The Income Guide Program). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. Any substitution of funds may be subject to the SEC or state insurance departments approval (see “Substitution of Investments”);
•	You may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply. (see “Additional Purchase Payments with Elective Step-Up” below) Also, additional purchase payments are limited to $100,000, however, this restriction is currently being waived until further notice;
•	If you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;
•	If you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;
•	The 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and
•	The 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase (see “Waiting Period” below).
Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.
Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:
Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.
Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.
Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.
Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:
(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and
(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.

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Waiting Period: The Waiting Period for the rider is 10 years. The Waiting Period will restart on the latest contract anniversary if you change your investment option and the annual rider fee increases more than 0.20 percentage points and if the remaining Waiting Period is less than three years. Our right to restart the Waiting Period under these conditions is currently being waived until further notice.
Automatic Step-Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:
1.	90% of the contract value on the contract anniversary (after charges are deducted); or
2.	the MCAV immediately prior to the automatic step-up.
The automatic step-up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The automatic step-up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).
Elective Step-Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step-up option. You may exercise this elective step-up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step-up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.
We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”) and the revised fee would apply to your rider if you exercise the annual elective step-up. Elective step-ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.
The elective step-up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The elective step-up option is not available for inherited IRAs or if the Benefit Date would be after the annuitization start date.
Additional Purchase Payments with Annual Elective Step-Ups
If your MCAV is increased as a result of elective step-up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.
Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step-up. The spousal continuation elective step-up is in addition to the annual elective step-up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step-up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step-up. In addition, the Waiting Period will restart as of the most recent contract anniversary.
Terminating the Rider
The rider will terminate under the following conditions:
•	The rider will terminate on the Benefit Date after the rider charge has been deducted and after any adjustment to the contract value due to payment of the rider benefit.
•	After the death benefit is payable, unless the spouse continues the contract as described in the “Spousal Continuation” provision above, the rider will terminate.
•	In relation to certain increases to the annual rider fee, your written request will terminate the rider. (See “Charges — Accumulation Protector Benefit rider charge”).
•	The rider will terminate on the annuitization start date.
•	Termination of the contract for any reason will terminate the rider.
The rider will terminate on the Benefit Date.
For an example, see Appendix D.

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Investment Allocation Restrictions for Certain Benefit Riders
If you elect certain benefit riders, you must comply with certain investment allocation restrictions. This means you will be limited in your choice of funds and may be limited in how much you can invest in those funds. The investment allocation restrictions are different for the SecureSource Series riders and the Accumulation Protector Benefit rider. Please speak with your financial advisor if you have any questions about the investment allocation restrictions applicable to your rider.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE ACCUMULATION PROTECTOR BENEFIT RIDER, SECURESOURCE CORE 2 NY, SECURESOURCE 5 NY, SECURESOURCE 5 PLUS NY, SECURESOURCE CORE NY, SECURESOURCE CORE PLUS NY, SECURESOURCE 4 NY OR SECURESOURCE 4 PLUS NY BENEFIT RIDERS
For contracts issued with the Accumulation Protector Benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds listed below:
1.	Variable Portfolio – Managed Risk Fund (Class 2)
2.	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3.	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4.	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5.	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6.	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7.	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
8.	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9.	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
For contracts issued with the SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, SecureSource 4 Plus NY benefit riders, alone or in combination with the optional SecureSource Legacy benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds or certain Portfolio Navigator funds listed below:
The Portfolio Stabilizer funds currently available are:
1.	Variable Portfolio – Managed Risk Fund (Class 2)
2.	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3.	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4.	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5.	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6.	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7.	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
8.	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9.	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
The Portfolio Navigator funds currently available are:
1.	Variable Portfolio – Moderate Portfolio (Class 2)
2.	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
3.	Variable Portfolio – Conservative Portfolio (Class 2)
The investment allocation restrictions for the above listed SecureSource series riders and Accumulation Protector Benefit rider may reduce our financial risk and expense in offering guaranteed benefits and limit your ability to grow contract value. The Portfolio Stabilizer funds or Portfolio Navigator funds (collectively “the Funds”) are available to all contract owners, regardless of whether an optional benefit rider has been elected. We reserve the right to reduce the number of available Funds.
Changes we may make. We reserve the right to add, remove, combine or substitute Funds at any time and in our sole discretion. We also reserve the right, upon notification to you, to close or restrict any investment option , subject to any regulatory approval.. Any change will apply to current allocations, future purchase payments, and transfers. If we remove, restrict, combine or substitute Funds, transfers made to reallocate purchase payments or contract value will not count toward your annual transfer limitations. We will obtain any necessary regulatory approvals and provide you with any required notice prior to any substitution. (See the “Substitution of Investments” section in this prospectus).

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Investing in the Funds. You are responsible for determining which Funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
Additional Risks. It is important to remember that certain funds are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high when compared to funds not employing a managed volatility strategy. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the managed volatility funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities (e.g. annual step ups). Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Investing in the Funds does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Additional Information. You may change your investment option allocations up to four times per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this four times per contract year limit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Before you select the SecureSource Legacy benefit rider, SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, SecureSource 4 Plus NY benefit riders or Accumulation Protector Benefit rider, you and your financial advisor should carefully evaluate whether the Funds meet your investment objectives and risk tolerance, taking into consideration the potential positive or negative impact that Funds’ strategy may have on your contract value and the benefits under your rider. Because you can terminate the rider only under certain circumstances once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. You can change allocations among Funds as described above. Surrender charges and tax penalties may apply. Therefore, you should not select the SecureSource Legacy benefit rider, SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, SecureSource 4 Plus NY benefit riders or Accumulation Protector Benefit rider if you do not intend to adhere to its investment restrictions while this rider is in force.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE SecureSource Tempo NY RIDER
For contracts issued with the SecureSource Tempo NY rider, alone or in combination with the optional SecureSource Legacy benefit rider, you are required to invest 100% of your purchase payments and your contract value to approved investment options (“the Funds”). Certain Funds are available within an allocation plan, subject to requirements and percentage limitations. If you invest in this rider, you will be limited in your choice of investments and may be limited in how much you can invest in certain Funds. By investing in this rider, you will also not be able to allocate contract value to all investment options available in the contract. In addition, you will not be able to allocate to the regular fixed

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account. These investment restrictions may reduce our financial risk and expense in offering guaranteed withdrawal benefits and limit your ability to grow contract value. (see “Changes we may make” in this section below for more information).
Choosing an Investment Path. The Personalized AllocationsSM feature allows you to allocate your purchase payments and contract value to either Investment Path 1 or Investment Path 2, subject to plan requirements and percentage limitations, as shown in the Rate Sheet Supplement.
You will choose either Investment Path 1 or Investment Path 2 at issue. After issue, you can change between Investment Path 1 and Investment Path 2 at any time, subject to any transfer limitations. Your total contract value will be moved to the new Investment Path and you will be required to adhere to its rules. Any value in the Special DCA fixed account will remain in the Special DCA fixed account and future scheduled Special DCA fixed account transfers will be based on the updated allocations.
Investing in the Funds. You are responsible for determining which Funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
Investment Path 1. This option requires 100% allocation of your purchase payments and contract value among the Funds listed below and there is no restriction on how much you can allocate into each Fund. The following Funds are available under Investment Path 1:
1. Columbia Variable Portfolio – Balanced Fund (Class 2)
2. Variable Portfolio – Managed Risk Fund (Class 2)
3. Variable Portfolio – Managed Risk U.S. Fund (Class 2)
4. Variable Portfolio – Managed Volatility Growth Fund (Class 2)
5. Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
6. Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
7. Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
8. Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
9. Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
10.Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
11. Variable Portfolio – Aggressive Portfolio (Class 2)
12. Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
13. Variable Portfolio – Moderate Portfolio (Class 2)
14. Variable Portfolio – Moderately Conservative Portfolio (Class 2)
15. Variable Portfolio – Conservative Portfolio (Class 2)
Investment Path 2. This option requires 100% allocation of your purchase payments and contract value among the Funds shown below. The Funds under Investment Path 2 are divided into groups and each group has a specified minimum or maximum percentage of contract value that can be allocated to it. You can select the percentages of contract value to allocate to Funds within each group, but the total investment for all Funds within the group must comply with the specified minimum or maximum percentage for that group. We may change the list of Funds that are or are not available to a specific group. There is also a maximum percentage of contract value that may be allocated to each Fund. If you chose Investment Path 2, you can allocate to Funds in Groups 1, 2, and 3, subject to the requirements and limitations as shown below.
The allocation you select at issue becomes your contract allocation. Purchase payments and rebalancing will be made in accordance with this allocation. In order to transfer between Funds, you must update your contract allocation instructions with us.

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Rebalancing for Investment Path 2.
If you select this option, you agree to be automatically enrolled in the portfolio rebalancing program and thereby authorize us to automatically rebalance your contract value on a quarterly basis. Quarterly rebalancing will be done on a quarterly schedule measured from Contract Date, regardless of when Investment Path 2 is selected. We may change, suspend or terminate the automatic rebalancing frequency in our sole discretion. We will notify you in advance if we exercise this right. If you switch to Investment Path 1, rebalancing is automatically terminated.
Group A – Fixed Income: Minimum of 20%
Available funds with a Maximum Fund Allocation of 100%
1. Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
2. Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
3. Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
4. CTIVP – American Century Diversified Fund (Class 2)
5. CTIVP – TCW Core Plus Bond Fund (Class 2)
6. CTIVP – Wells Short Duration Government Fund
7. Variable Portfolio – Partners – Core Bond Fund (Class 2)
8. Columbia variable Portfolio – Government Money Market Fund (Class 2)
Group B – Asset Allocation, Large Cap and International Equity funds: Maximum of 80%
Available Asset Allocation funds with a Maximum Fund Allocation of 80%
1. Variable Portfolio – Managed Volatility Growth Fund (Class 2)
2. Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
3. Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
4. Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
5. Variable Portfolio –U.S. Flex Growth Fund (Class 2)
6. Variable Portfolio –U.S. Flex Moderate Growth Fund (Class 2)
7. Variable Portfolio –U.S. Flex Conservative Fund (Class 2)
8. Variable Portfolio – Managed Risk Fund (Class 2)
9. Variable Portfolio – Managed Risk U.S. Fund (Class 2)
10. Variable Portfolio – Aggressive Portfolio (Class 2)
11. Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
12. Variable Portfolio – Moderate Portfolio (Class 2)
13. Variable Portfolio – Moderately Conservative Portfolio (Class 2)
14. Variable Portfolio – Conservative Portfolio (Class 2)
15. Columbia Variable Portfolio – Balanced Fund (Class 2)
Available Large Cap and International Equity funds with a Maximum Fund Allocation of 30%
1. Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
2. Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
3. Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
4. Columbia Variable Portfolio – Large-Cap Growth Fund (Class 2)
5. Columbia Variable Portfolio – Large-Cap Index Fund (Class 2)
6. Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
7. CTIVP – Loomis Sayles Growth Fund (Class 2)
8. CTIVP – MFS Value Fund (Class 2)
9. CTIVP – T. Rowe Price Large-Cap Value Fund (Class 2)
10. Variable Portfolio – Partners Core Equity Fund (Class 2)
11. Columbia Variable Portfolio – Overseas Core Fund (Class 2)
12. Variable Portfolio – Partners International Core Equity Fund (Class 2)
13. Variable Portfolio – Partners International Growth Fund (Class 2)
14. Variable Portfolio – Partners International Value Fund (Class 2)
Group C – Large Cap Aggressive Growth, Mid Cap, Small Cap and Emerging Markets: Maximum of 20%

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Available funds with a Maximum Fund Allocation of 5%
1. CTIVP - Morgan Stanley Advantage Fund (Class 2)
2. Columbia Variable Portfolio - Mid Cap Growth Fund (Class 2)
3. Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)
4. CTIVP - Victory Sycamore Established Value Fund (Class 2)
5. CTIVP - Westfield Mid Cap Growth Fund (Class 2)
6. Columbia Variable Portfolio - Select Small-Cap Value Fund (Class 2)
7.Variable Portfolio - Partners Small Cap Growth Fund (Class 2)
8. Variable Portfolio - Partners Small Cap Value Fund (Class 2)
9. Columbia Variable Portfolio - Emerging Markets Fund (Class 2)
Changes we may make for both Investment Path 1 and Investment Path 2. We reserve the right to add, remove, combine or substitute Funds in our sole discretion. We reserve the right to close or restrict Funds in our sole discretion. We also reserve the right to add, remove or modify allocation plans, including adding and removing Funds, changing allocation plan requirements and changing percentage limitations, in our sole discretion , subject to any regulatory approval.. Any change will apply to current allocations, future purchase payments and transfers. If we remove, restrict, combine or substitute any Funds, transfers made to reallocate purchase payments or contract value will not count toward any annual transfer limitations.
We may modify the investment requirements or limitations at any time we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications may be based on several factors including, but not limited to, general market conditions, the style and investment objectives of the funds, when hedging instruments become difficult to acquire or the cost of hedging becomes excessive.
We will notify you 30 days prior to the date of any change or new limitation to the Funds, the allocation plans or allocation plan requirements. The change will take effect on the date we declare in the written notice. If your current contract allocation does not comply with our revised requirements, prior to the effective date you should update your allocations to comply. If you do not provide us with such instructions or your allocations do not comply with our revised investment options, before you make a purchase payment or request a transfer, you must update your contract value and purchase payment allocations to comply.
Additional Risks. It is important to remember that certain Funds offered in Investment Path 1 and Investment Path 2 are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high when compared to funds not employing a managed volatility strategy. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. There is no guarantee any of the managed volatility funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities (e.g. annual step ups). Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Investing in the Funds does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Funds, you might benefit (or benefit more) from selecting alternative Funds. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Additional Information. You may change your investment option allocations up to six times per contract year by written request on an authorized form or by another method agreed to by us subject to our investment restrictions. If you choose Investment Path 1, you may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this six times per contract year limit. Quarterly rebalancing, based on contract quarter, is mandatory and will be automatically established when you select Investment Path 2. Please consider requesting changes carefully, because we may charge you a higher fee for your rider (see “Charges — Optional Living Benefit Charges”). We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.

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Before you select SecureSource Tempo NY rider, you and your financial advisor should carefully evaluate whether the Funds offered in Investment Path 1 and Investment Path 2 meet your investment objectives and risk tolerance. You should not select SecureSource Tempo NY benefit rider if you do not intend to adhere to its investment restrictions while this rider is in force.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct surrender charges upon annuitization but surrender charges may be applied when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. If you do not make an election, annuity payouts will be a combination of fixed and variable based on the proportion of your contract value allocated to the fixed account and variable account at the time payouts begin. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.”
If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The Special DCA fixed account is not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;
•	the annuitant's age and, in most cases, sex;
•	the annuity table in the contract; and
•	the amounts you allocated to the accounts on the annuitization start date.
In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month based on the performance of the funds. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)
Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

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Annuity Payout Plans
We make available variable annuity payouts where payout amounts may vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:
•	Plan A: Life annuity — no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B: Life income with guaranteed period: We make monthly payouts for a guaranteed payout period of five, ten, or 15 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
•	Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the annuitization amount (less any annuity payments made and any premium tax paid) in the event of the annuitant’s death, term certain installment plans with varying durations, and liquidity features allowing access under certain circumstances to a surrender of the underlying value of remaining payments. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payouts you would otherwise receive or result in payouts ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payments may result in the assessment of a surrender charge (See “Charges — Surrender charge”) or a 10% IRS penalty tax. (See “Taxes.”).
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.
For qualified and nonqualified contracts with one of the SecureSource series rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the Current Annual Payment provided by this rider until the death of Covered Person (Joint Life: both Covered Spouses) . If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
You must select a payout plan as of the annuitization start date set forth in your contract.

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If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Application of surrender charges may alter the manner in which we tax report the surrender. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

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Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Federal and state tax withholding rules are subject to change. Annuity payouts and surrenders are subject to the tax withholding rules in effect at the time that they are made, which may differ from the rules described above.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of nonnatural ownership, the death of the annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for a full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the

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appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after-tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period or another qualifying event such as death or disability.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 72. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

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Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59½, if applicable, on the taxable portion. We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

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RiverSource Life of NY’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
The company includes in its taxable income the net investment income derived from the investment of assets held in its subaccounts because the company is considered the owner of these assets under federal income tax law.  The company may claim certain tax benefits associated with this investment income.  These benefits, which may include foreign tax credits and the corporate dividend received deduction, are not passed on to you since the company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We are the legal owner of all fund shares and therefore hold all voting rights.  However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from contract owners. We will vote shares for which we have not received instructions and shares that we or our affiliates own in our own names in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.
If any of these situations occur, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund), provided we obtain any required SEC and state insurance law approval. The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;

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•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change and obtain your approval if required.
In certain limited circumstances permitted by applicable law, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
•	Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.
•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time a purchase payment is made. We may pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.
•	We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and
•	funding other events sponsored by a selling firm that may encourage the selling firm's financial advisors to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.
Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - The funds");
•	compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and

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•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners, including surrender charges; and
•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Financial Advisors
•	The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.
•	To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.
Service Providers
Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus. We also have entered into agreements with certain entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life of NY may change over time. Entities that provided services to RiverSource Life of NY in 2020 are listed in the table below.
Name of Service Provider	Services Provided	Address
Ameriprise Financial, Inc.	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis MN 55402 USA
RiverSource Life Insurance Company	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue SouthMinneapolis MN 55402USA
Issuer
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. RiverSource Life of NY has cooperated and will continue to cooperate with the applicable regulators.

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RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.
Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of RiverSource Life or the insurance industry generally.

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Appendix A: The Funds
Unless you have elected one of the optional living benefit riders or the SecureSource Legacy benefit rider, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below. From time to time, certain fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, changes may take some period of time to complete. As a result, it is possible you may receive various forms, reports and confirmations that reflect a fund’s prior name.
Investing In	Investment Objective and Policies	Investment Adviser
AB VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
ALPS | Alerian Energy Infrastructure Portfolio: Class III	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS Advisors, Inc.
American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC
Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed prior to 5/3/2021)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)	Seeks to provide shareholders with total return.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Disciplined Core Fund (Class 2)	Seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)	Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Global Strategic Income Fund (Class 2)	Non-diversified fund that seeks to provide shareholders with high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Government Money Market Fund (Class 2)	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 2)	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 2)	Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021)	Seeks to provide shareholders with long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed prior to 5/3/2021)	Seeks to provide shareholders with long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)	Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 2)	Seeks to provide shareholders with growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Overseas Core Fund (Class 2)	Seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2)	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)	Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
CTIVP ® - American Century Diversified Bond Fund (Class 2)	Seeks to provide shareholders with a high level of current income.	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.
CTIVP ® - BlackRock Global Inflation-Protected Securities Fund (Class 2)	Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.
CTIVP ® - CenterSquare Real Estate Fund (Class 2)	Seeks to provide shareholders with current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.
CTIVP ® - Loomis Sayles Growth Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Loomis, Sayles & Company, L.P., subadviser.
CTIVP ® - MFS® Value Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.
CTIVP ® - Morgan Stanley Advantage Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.
CTIVP ® - T. Rowe Price Large Cap Value Fund (Class 2)	Seeks to provide shareholders with long-term growth of capital and income.	Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.
CTIVP ® - TCW Core Plus Bond Fund (Class 2)	Seeks to provide shareholders with total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.
CTIVP ® - Victory Sycamore Established Value Fund (Class 2)	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.
CTIVP ® - Wells Fargo Short Duration Government Fund (Class 2)	Seeks to provide shareholders with current income consistent with capital preservation.	Columbia Management Investment Advisers, LLC, adviser; Wells Capital Management Incorporated, subadviser.
CTIVP ® - Westfield Mid Cap Growth Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.
DWS Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.
Fidelity ® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager.

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Investing In	Investment Objective and Policies	Investment Adviser
Fidelity ® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager.
Fidelity ® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager.
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Mutual Advisers, LLC
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Global Fund, Series II Shares (previously Invesco Oppenheimer V.I. Global Fund, Series II Shares)	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Global Strategic Income Fund, Series II Shares (previously Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares)	Seeks total return	Invesco Advisers, Inc.
Invesco V.I. Main Street Small Cap Fund®, Series II Shares (previously Invesco Oppenheimer V.I. Main Street Small Cap Fund®, Series II Shares)	Seeks capital appreciation.	Invesco Advisers, Inc.
Ivy VIP Asset Strategy, Class II	Seeks to provide total return.	Ivy Investment Management Company
Janus Henderson Balanced Portfolio: Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Janus Henderson Flexible Bond Portfolio: Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Henderson Research Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
MFS ® Utilities Series - Service Class	Seeks total return.	Massachusetts Financial Services Company
Morgan Stanley VIF Discovery Portfolio, Class II Shares (not available to new investors on or after April 5, 2021)	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)	Seeks long-term growth of capital and income generation.	Neuberger Berman Investment Advisers LLC
PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
Templeton Global Bond VIP Fund - Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Franklin Advisers, Inc.
VanEck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
Variable Portfolio - Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Risk Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Managed Risk U.S. Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Conservative Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderate Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Partners Core Bond Fund (Class 2)	Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Wells Capital Management Incorporated, subadvisers.
Variable Portfolio - Partners Core Equity Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.
Variable Portfolio - Partners International Core Equity Fund (Class 2)	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc. (SIMNA Inc.), together with its affiliate, Schroder Investment Management North America Limited (SIMNA Ltd. and together with SIMNA Inc., Schroders), subadviser.
Variable Portfolio - Partners International Growth Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.
Variable Portfolio - Partners International Value Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC (TSW), subadvisers.
Variable Portfolio - Partners Small Cap Growth Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Scout Investments Inc., and Wells Capital Management Incorporated, subadvisers.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Partners Small Cap Value Fund (Class 2)	Seeks to provide shareholders with long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers; Investment Counselors of Maryland, LLC, subadviser.
Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - U.S. Flexible Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Wells Fargo VT Opportunity Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo VT Small Cap Growth Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Western Asset Variable Global High Yield Bond Portfolio - Class II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, LLC, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisors.

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Appendix B: Example — Surrender Charges
We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
When determining the surrender charge, contract earnings are defined as the contract value less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.
The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.
Full surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00
	FA (but not less than zero):	10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00
	PPF (but not less than zero):	0.00	4,200.00

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			Contract with Gain	Contract with Loss
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	3,500.00	3,206.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(3,500.00)	(3,206.00)
		Contract charge (assessed upon full surrender):	(50.00)	(50.00)
		Net full surrender proceeds:	$56,450.00	$36,744.00
Partial surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.

		Contract with Gain	Contract with Loss
Contract value just prior to surrender:		$60,000.00	$40,000.00
Contract value on prior anniversary:		58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:

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			Contract with Gain	Contract with Loss
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS (determined by iterative process described above):	15,376.34	16,062.31
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,376.34	16,062.31
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,376.34	19,375.80
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,376.34	19,375.80
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	376.34	1,062.31
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,376.34	16,062.31
		Surrender charge:	(376.34)	(1,062.31)
		Net partial surrender proceeds:	$15,000.00	$15,000.00

144     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Appendix C: Example — Optional Death Benefits
The purpose of this appendix is to illustrate the operation of various optional death benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — ROPP Death Benefit
Assumptions:
•	You purchase the contract (with the ROPP rider) with a payment of $20,000.
•	The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 =
$18,000	–1,667
for a death benefit of:	$18,333
Example — MAV Death Benefit
Assumptions:
•	You purchase the contract (with the MAV rider) with a payment of $20,000.
•	On the first contract anniversary the contract value grows to $24,000.
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your contract anniversary contract values:	$24,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $24,000 =
$22,000	–1,636
for a death benefit of:	$22,364
Example — 5-Year MAV Death Benefit
Assumptions:
•	You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.
•	On the fifth contract anniversary the contract value grows to $30,000.
•	During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

We calculate the death benefit as follows:
The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your 5-year contract anniversary contract values:	$30,000

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plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $30,000 =
$25,000	–1,800
for a death benefit of:	$28,200

146     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Appendix D: Example — Optional Living Benefits
The purpose of this appendix is to illustrate the operation of various optional living benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
EXAMPLE — SECURESOURCE CORE NY/ SECURESOURCE CORE PLUS NY/ SECURESOURCE CORE 2 NY RIDERS
Assumptions:
•	You purchase the contract with a Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•	You are the sole owner and also the annuitant. You are age 61.
•	This example uses a Lifetime Payment Percentage of 4.00% at age 61, 5.00% at age 65, and 5.20% at age 70. Your Lifetime Payment Percentage will be based on the rider you choose and your age.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit Base and/or the SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Credit Base	Benefit Base	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	SecureSource Legacy Death Benefit
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$4,000	$4,000	4.00%	$100,000
1	—	—	94,000	100,000	106,000	4,240	4,240	4.00%	100,000
2	—	—	103,500	100,000	112,000	4,480	4,480	4.00%	103,500
3	—	—	120,000	120,000	120,000 (1)	4,800	4,800	4.00%	120,000
3.5	—	4,800	115,200	120,000	120,000	4,800	-	4.00%	115,200
4	—	—	115,000	120,000	120,000 (2)	4,800	4,800	4.00%	115,200
5	—	—	110,000	120,000	127,200	5,088	5,088	4.00%	115,200
6	—	—	140,000	140,000	140,000	7,000	7,000	5.00% (3)	140,000
7	—	—	120,000	140,000	148,400	7,420	7,420	5.00%	140,000
7.5	—	10,000	110,000	136,792	144,999 (4)	7,420	-	5.00%	129,542
8	—	—	102,000	136,792	144,999	7,250	7,250	5.00%	129,542
9	—	—	109,000	136,792	153,207	7,660	7,660	5.00%	129,542
(1)	Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)	Because the annual step-up increased the Benefit Base on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The $10,000 withdrawal is greater than the $7,420 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are calculated as described in 'Lifetime Benefit Description - Determination of Adjustment of Benefit Values'.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    147

EXAMPLE — SECURESOURCE 4 NY/SECURESOURCE 4 PLUS NY/ SECURESOURCE 5 NY/SECURESOURCE 5 PLUS NY RIDERS
Assumptions:
•	You purchase the contract with a Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•	You are the sole owner and also the annuitant. You are age 61.
•	This example uses a minimum Lifetime Payment Percentage of 3.60% at age 61, 4.70% at age 65, and 4.90% at age 70. The Income Bonus used in the example is 1.00%. Your Lifetime Payment Percentage, including any Income Bonus percentage, will be based on the rider you choose and your age.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit base and/or SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial With- drawals	Assumed Contract Value	Credit Base	Benefit Base	Withdrawal Adjustment Base	Benefit Determining Percentage	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	Secure- Source Legacy Death Benefit
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	0.0%	$4,600	$4,600	4.60% (1)	$100,000
1	—	—	94,000	100,000	106,000	100,000	6.0%	4,876	4,876	4.60%	100,000
2	—	—	103,500	100,000	112,000	103,500	0.0%	5,152	5,152	4.60%	103,500
3	—	—	120,000	120,000	120,000 (2)	120,000	0.0%	5,520	5,520	4.60%	120,000
3.5	—	5,520	114,800	120,000	120,000 (3)	114,480	0.0%	5,520	-	4.60%	114,480
4	—	—	115,000	120,000	120,000	115,000	0.0%	5,520	5,520	4.60%	115,000
5	—	—	110,000	120,000	127,200	115,000	4.3%	5,851	5,851	4.60%	115,000
6	—	—	140,000	140,000	140,000	140,000	0.0%	7,980	7,980	5.70% (4)	140,000
7	—	—	120,000	140,000	148,400	140,000	14.3%	8,459	8,459	5.70%	140,000
7.5	—	10,000	110,000	138,066	146,350 (5)	128,333	14.3%	8,459	-	5.70%	129,724
8	—	—	102,000	138,066	146,350	128,333	20.5%	6,878	6,878	4.70% (6)	129,724
9	—	—	109,000	138,066	154,633	128,333	15.1%	8,814	8,814	5.70%	129,724
(1)	This includes the 1.00% Income Bonus because the Benefit Determining Percentage is below 20%.
(2)	Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(4)	Because the annual step-up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(5)	The $10,000 withdrawal is greater than the $8,459 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
(6)	The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.

148     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

EXAMPLE — SECURESOURCE TEMPO NY
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•	You are the sole owner and also the annuitant. You are age 61.
•	This example uses a minimum Lifetime Payment Percentage of 3.60% at age 61, 4.70% at age 65, and 4.90% at age 70. The Income Bonus used in the example is 1.00%. Your Lifetime Payment Percentage, including any Income Bonus percentage, will be based on the rider you choose and your age.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit base and/or the SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial With- drawals	Assumed Contract Value	Returns- linked Credit	Benefit Base	Credit Carryover	Withdrawal Adjustment Base	Benefit Determining Percentage	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	Secure- Source Legacy Death Benefit
At Issue	$100,000	NA	$100,000		$100,000		$100,000	0.0%	$4,600	$4,600	4.60% (1)	$100,000
1	-	-	94,000	-	100,000	-	100,000	6.0%	4,600	4,600	4.60%	100,000
2	-	-	103,500	9,400	109,400	9,400 (2)	103,500	0.0%	5,032	5,032	4.60%	103,500
3	-	-	120,000	10,350	120,000 (3)	10,350	120,000	0.0%	5,520	5,520	4.60%	120,000
3.5	-	5,520	114,480		120,000	10,350	114,480	0.0%	5,520	-	4.60%	114,480
4	-	-	115,000	-	120,000 (4)	10,350	115,000	0.0%	5,520	5,520	4.60%	115,000
5	-	-	110,000	10,350 (5)	130,350	-	115,000	4.3%	5,996	5,996	4.60%	115,000
6	-	-	140,000	11,000	141,350	11,000	140,000	0.0%	6,502	6,502	4.60%	140,000
7	-	-	120,000	11,000	152,350	-	140,000	14.3%	7,008	7,008	4.60%	140,000
7.5	-	10,000	110,000		148,316 (6)	-	128,333	14.3%	7,008	-	4.60%	129,470
8	-	-	102,000	-	148,316	-	128,333	20.5%	5,339	5,339	3.60% (7)	129,470
9	-	-	109,000	10,200	158,516	3,800	128,333	15.1%	7,292	7,292	4.60%	129,470
(1)	This includes the 1.00% Income Bonus because the Benefit Determining Percentage is below 20%.
(2)	Returns linked credit and Credit carryover are based on the $9,500 positive contract returns (i.e. contract value increased from $94,000 to $103,500). The maximum credit and maximum carryover are 10% of prior anniversary contract value.
(3)	Since the contract value was greater than the Benefit Base after it was increased by the Returns-linked Credit, the Benefit Base is increased to the contract value.
(4)	Since a withdrawal was taken in the previous contract year, the Returns-linked Credit is not available on the 4th Anniversary and the Credit Carryover is not increased.
(5)	Contract return used for credit is zero so the Returns-linked credit is from the Credit Carryover.
(6)	The $10,000 withdrawal is greater than the $7,008 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
(7)	The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.
Example — Accumulation Protector Benefit
The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.
The example assumes:
•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.
•	You make no additional purchase payments.
•	You do not exercise the elective step-up option.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    149

End of Contract Year	Partial Surrender (beginning of year)	MCAV Adjustment for Partial Surrender	MCAV	Accumulation Benefit Amount	Hypothetical Assumed Contract Value
1	0	0	100,000	0	110,000
2	0	0	115,200	0	128,000
3	0	0	121,500	0	135,000
4	0	0	121,500	0	118,000
5	0	0	121,500	0	100,000
6	2,000	2,430	119,070	0	122,000
7	0	0	126,000	0	140,000
8	0	0	126,000	0	130,000
9	5,000	4,846	121,154	0	110,000
10	0	0	121,154	16,154	105,000

150     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Appendix E: Additional Required Minimum Distribution (RMD) Disclosure
This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.
For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:
(1)	Each calendar year, if your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the Current Annual Payment.
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of Current Annual Payment.
•	The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the Remaining Annual Payment at the time of each withdrawal, but shall not be reduced to less than zero.
•	Any withdrawals taken in a contract year will count first against and reduce the Remaining Annual Payment for that contract year.
•	Once the Remaining Annual Payment for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the Current Annual Payment as long as they do not exceed the remaining LABA.
•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the Current Annual Payment and will subject the Current Annual Payment to the excess withdrawal processing described by the SecureSource series rider.
The ALERMDA is:
(1)	determined by us each calendar year;
(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;
(3)	based on the value of this contract alone on the date it is determined;
(4)	based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:
1.	IRAs under Section 408(b) of the Code;
2.	Roth IRAs under Section 408A of the Code;
3.	SIMPLE IRAs under Section 408(p) of the Code;
4.	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;
5.	Custodial and investment only plans under section 401(a) of the Code;
6.	TSAs under Section 403(b) of the Code.
In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource series rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available Remaining Annual Payment amount and may result in the reduction of your Current Annual Payment as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.
Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource series rider.

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Appendix F: Prospectus Rate Sheet Supplements
The purpose of this appendix is to show historic rates filed with the following Prospectus Rate Sheet Supplements:
•	Rate Sheet Prospectus Supplement dated April 29, 2019 – applicable to contracts with applications signed from 4/29/19 through 10/27/2019;
•	Rate Sheet Prospectus Supplement dated Oct. 14, 2019 – applicable to contracts with applications signed from 10/28/19 through 3/29/2020;
•	Rate Sheet Prospectus Supplement dated March 16, 2020 – applicable to contracts with applications signed from 3/30/2020 through 4/30/2020;
•	Rate Sheet Prospectus Supplement dated May 1, 2020 – applicable to contracts with applications signed from 5/1/2020 through 5/2/2021

Rate Sheet Prospectus Supplement dated April 29, 2019
Product Name	Prospectus Form #/Date
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6725 CA (4/19)
Rate Sheet prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•	Current rider fees for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Lifetime Payment Percentages and Age Bands for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Income Bonus Percentage for the SecureSource 4 NY and SecureSource 4 Plus NY optional benefit riders;
•	Annual Credit percentage and Annual Credit duration for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus NY optional benefit rider;
•	Issue Ages for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms, listed below apply to applications signed on or after April 29, 2019.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core NY Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus NY Rider– Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 NY Rider– Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus NY Rider– Lifetime Payment Percentage/Annual Credits/Base Doubler”).

The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Prospectus Supplement are subject to change and can be superseded upon 14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Core NYSM	1.30%	1.40%
SecureSource Core Plus NYSM	1.40%	1.50%
SecureSource 4 NY®	1.00%	1.05%
SecureSource 4 Plus NY®	1.30%	1.35%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.50%	N/A
59-64*	4.50%	4.20%
65-69	5.50%	5.20%
70-74	5.75%	5.45%
75-79	6.00%	5.70%
80+	6.50%	6.20%
*For Joint Life, the Age Band is 63-64.
SecureSource Core Plus NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
60-64	4.50%	N/A
65-69	5.50%	5.20%
70-74	5.75%	5.45%
75 -79	6.00%	5.70%
80+	6.50%	6.20%
SecureSource 4 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	3.00%	2.60%	1.00%
59-64	4.00%	3.60%	1.00%
65-69	5.00%	4.60%	1.00%
70-74	5.25%	4.85%	1.00%
75-79	5.50%	5.10%	1.00%
80+	6.00%	5.60%	1.00%
SecureSource 4 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life*	Income Bonus Percentage
50-58	3.30%	N/A	1.00%
59-64*	4.30%	4.00%	1.00%
65-69	5.30%	5.00%	1.00%
70-74	5.55%	5.25%	1.00%
75-79	5.80%	5.50%	1.00%
80+	6.30%	6.00%	1.00%
* For Joint Life, the Age Band is 61-64.
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Core NYSM	6%	12 years
SecureSource Core Plus NYSM	7%	12 years
SecureSource 4 NY®	6%	12 years
SecureSource 4 Plus NY®	6%	12 years
base doubler age – for SecureSource Core plus NY riders:
Base Doubler age is 70.

issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Core NYSM	85 or younger	63- 85
SecureSource Core Plus NYSM	57-85	65-85
SecureSource 4 NY®	85 or younger	85 or younger
SecureSource 4 Plus NY®	85 or younger	61-85
*Issue ages from 81 through 85 require prior approval.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S- 6725- 1 (4/19)

Rate Sheet Prospectus Supplement dated October 14, 2019 to the Prospectus Dated April 29, 2019
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6725 CA (4/19)
Rate Sheet prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•	Current rider fees for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Lifetime Payment Percentages and Age Bands for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Income Bonus Percentage for the SecureSource 4 NY and SecureSource 4 Plus NY optional benefit riders;
•	Annual Credit percentage and Annual Credit duration for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus NY optional benefit rider;
•	Issue Ages for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after October 28, 2019.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core NY Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus NY Rider – Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 NY Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus NY Rider – Lifetime Payment Percentage/Annual Credits/Base Doubler”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Prospectus Supplement are subject to change and can be superseded upon 14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).

RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Core NYSM	1.45%	1.55%
SecureSource Core Plus NYSM	1.55%	1.65%
SecureSource 4 NY®	1.35%	1.40%
SecureSource 4 Plus NY®	1.45%	1.70%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.30%	N/A
59-64*	4.30%	3.90%
65-69	5.30%	4.90%
70-74	5.55%	5.15%
75-79	5.80%	5.40%
80+	6.30%	5.90%
*  For Joint Life, the Age Band is 60-64.
SecureSource Core Plus NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
57-58	3.30%	N/A
59-64*	4.30%	3.90%
65-69	5.30%	4.90%
70-74	5.55%	5.15%
75 -79	5.80%	5.40%
80+	6.30%	5.90%
*  For Joint Life, the Age Band is 62-64.
SecureSource 4 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	3.00%	2.65%	1.00%
59-64	4.00%	3.65%	1.00%
65-69	5.00%	4.65%	1.00%
70-74	5.25%	4.90%	1.00%
75-79	5.50%	5.15%	1.00%
80+	6.00%	5.65%	1.00%
SecureSource 4 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life*	Income Bonus Percentage
50-58	3.10%	N/A	1.00%
59-64*	4.10%	3.90%	1.00%
65-69	5.10%	4.90%	1.00%
70-74	5.35%	5.15%	1.00%
75-79	5.60%	5.40%	1.00%
80+	6.10%	5.90%	1.00%
*  For Joint Life, the Age Band is 60-64.

ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Core NYSM	6%	10 years
SecureSource Core Plus NYSM	7%	10 years
SecureSource 4 NY®	6%	10 years
SecureSource 4 Plus NY®	6%	10 years
base doubler age – for SecureSource Core plus NY riders:
Base Doubler age is 70.
issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Core NYSM	85 or younger	60- 85
SecureSource Core Plus NYSM	57-85	62-85
SecureSource 4 NY®	85 or younger	85 or younger
SecureSource 4 Plus NY®	85 or younger	60-85
*  Issue ages from 81 through 85 require prior approval.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6725-2 A (10/19)

Rate Sheet Prospectus Supplement dated March 16, 2020 to the Prospectus Dated April 29, 2019
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6725 CA (4/19)
Rate Sheet prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•	Current rider fees for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Lifetime Payment Percentages and Age Bands for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Income Bonus Percentage for the SecureSource 4 NY and SecureSource 4 Plus NY optional benefit riders;
•	Annual Credit percentage and Annual Credit duration for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•	Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus NY optional benefit rider;
•	Issue Ages for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after MARCH 30, 2020.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core NY Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus NY Rider – Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 NY Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus NY Rider – Lifetime Payment Percentage/Annual Credits/Base Doubler”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Prospectus Supplement are subject to change and can be superseded upon 14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).

RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Core NYSM	1.60%	1.70%
SecureSource Core Plus NYSM	N/A	N/A
SecureSource 4 NY®	1.55%	1.65%
SecureSource 4 Plus NY®	1.70%	1.80%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.60%
59-64	4.00%	3.60%
65-69	5.00%	4.60%
70-74	5.20%	4.70%
75-79	5.35%	4.85%
80+	5.50%	5.00%
SecureSource Core Plus NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
57-58	N/A	N/A
59-64	N/A	N/A
65-69	N/A	N/A
70-74	N/A	N/A
75 -79	N/A	N/A
80+	N/A	N/A
SecureSource 4 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.80%	2.45%	1.00%
59-64	3.80%	3.45%	1.00%
65-69	4.80%	4.45%	1.00%
70-74	5.00%	4.55%	1.00%
75-79	5.15%	4.70%	1.00%
80+	5.30%	4.85%	1.00%
SecureSource 4 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life*	Income Bonus Percentage
50-58*	2.80%	2.45%	1.00%
59-64	3.80%	3.45%	1.00%
65-69	4.80%	4.45%	1.00%
70-74	5.00%	4.55%	1.00%
75-79	5.15%	4.70%	1.00%
80+	5.30%	4.85%	1.00%
*  For Joint Life, the Age Band is 56-58.

ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Core NYSM	6%	10 years
SecureSource Core Plus NYSM	N/A	N/A
SecureSource 4 NY®	6%	10 years
SecureSource 4 Plus NY®	7%	10 years
base doubler age – for SecureSource Core plus NY riders
Base Doubler age is N/A.
issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Core NYSM	85 or younger	85 or younger
SecureSource Core Plus NYSM	N/A	N/A
SecureSource 4 NY®	85 or younger	85 or younger
SecureSource 4 Plus NY®	85 or younger	56-85
*Issue ages from 81 through 85 require prior approval.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6725-3 A (03/20)

Appendix G: Condensed Financial Information (Unaudited)
The following tables give per-unit information about the financial history of each subaccount representing the lowest and highest total annual variable account expense combinations for each contract. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of December 31, 2020. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.
Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.25	$1.10	$1.08	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.15	$1.25	$1.10	$1.08	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	107	99	41	36	26	23	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.99	$3.00	$2.96	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21
Accumulation unit value at end of period	$5.34	$3.99	$3.00	$2.96	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	365	242	186	162	97	75	29	8	8	8

ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$0.80	$0.99	$1.01	$0.73	$1.18	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.71	$0.95	$0.80	$0.99	$1.01	$0.73	$1.18	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	645	547	563	568	774	398	327	35	—	—

American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$3.22	$2.56	$2.85	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42
Accumulation unit value at end of period	$3.22	$3.22	$2.56	$2.85	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	976	1,166	1,221	1,402	1,716	1,888	2,054	2,081	2,288	2,765

BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.34	$1.19	$1.15	$1.18	$1.17	$1.03	$1.00	—
Accumulation unit value at end of period	$1.71	$1.43	$1.22	$1.34	$1.19	$1.15	$1.18	$1.17	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	559	505	624	657	638	888	670	604	119	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.16	$1.78	$1.91	$1.68	$1.59	$1.58	$1.45	$1.21	$1.07	$1.05
Accumulation unit value at end of period	$2.52	$2.16	$1.78	$1.91	$1.68	$1.59	$1.58	$1.45	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,731	4,431	4,712	3,529	1,507	1,172	714	748	806	952

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.55	$0.52	$0.61	$0.61	$0.54	$0.72	$0.93	$1.00	—	—
Accumulation unit value at end of period	$0.54	$0.55	$0.52	$0.61	$0.61	$0.54	$0.72	$0.93	—	—
Number of accumulation units outstanding at end of period (000 omitted)	384	354	363	126	35	17	83	2	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.11	$1.60	$1.78	$1.48	$1.38	$1.36	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.55	$2.11	$1.60	$1.78	$1.48	$1.38	$1.36	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	448	466	386	408	300	206	112	31	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.28	$2.66	$2.79	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21
Accumulation unit value at end of period	$3.69	$3.28	$2.66	$2.79	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	130	165	142	89	100	92	76	6	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$1.99	$2.13	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21
Accumulation unit value at end of period	$2.43	$2.43	$1.99	$2.13	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	347	328	224	254	308	257	200	115	15	11

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.10	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	661	323	328	198	190	117	146	65	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.13	$1.45	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22
Accumulation unit value at end of period	$1.93	$1.46	$1.13	$1.45	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	636	572	563	451	374	264	343	215	121	113

Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.92	$0.98	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04
Accumulation unit value at end of period	$1.04	$1.01	$0.92	$0.98	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	184	146	91	88	100	94	95	115	188	210

162     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.94	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4,283	4,846	5,075	4,143	3,674	3,446	681	154	71	53

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.50	$1.58	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08
Accumulation unit value at end of period	$1.83	$1.73	$1.50	$1.58	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	457	384	322	265	246	210	323	227	195	88

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.54	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07
Accumulation unit value at end of period	$1.77	$1.69	$1.47	$1.54	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	956	826	832	678	412	937	1,032	1,051	112	151

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.20	$1.21	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02
Accumulation unit value at end of period	$1.44	$1.29	$1.20	$1.21	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,434	782	580	547	337	300	183	229	245	200

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.48	$2.59	$2.73	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21
Accumulation unit value at end of period	$4.63	$3.48	$2.59	$2.73	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	397	380	300	289	115	103	39	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.51	$1.94	$2.05	$1.71	$1.55	$1.55	$1.38	$1.06	$0.93	$0.92
Accumulation unit value at end of period	$2.93	$2.51	$1.94	$2.05	$1.71	$1.55	$1.55	$1.38	$1.06	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	9,767	8,569	5,236	5,069	3,026	2,192	2,191	1,912	2,325	2,437

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.09	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01
Accumulation unit value at end of period	$1.20	$1.15	$1.08	$1.09	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	924	887	889	863	741	532	804	172	90	47

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.22	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.22	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	338	164	146	375	372	281	218	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.60	$1.95	$2.07	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27
Accumulation unit value at end of period	$3.48	$2.60	$1.95	$2.07	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	66	69	45	59	45	54	42	14	14	13

Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.32	$1.60	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19
Accumulation unit value at end of period	$1.76	$1.63	$1.32	$1.60	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	103	96	129	166	220	101	71	79	112	109

Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.98	$2.38	$2.74	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20
Accumulation unit value at end of period	$3.15	$2.98	$2.38	$2.74	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	144	73	38	21	32	33	26	9	9	9

Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.69	$2.07	$2.41	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26
Accumulation unit value at end of period	$2.85	$2.69	$2.07	$2.41	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	137	102	154	152	130	127	126	24	24	23

Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.49	$2.14	$2.47	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27
Accumulation unit value at end of period	$2.68	$2.49	$2.14	$2.47	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	86	92	86	69	62	52	56	32	27	29

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.26	$1.16	$1.17	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95	$1.00
Accumulation unit value at end of period	$1.33	$1.26	$1.16	$1.17	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	630	680	589	528	429	233	239	280	240	130

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.06	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.17	$1.13	$1.07	$1.06	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	208	227	224	229	221	190	145	175	182	143

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    163

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP ® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.14	$1.17	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.33	$1.24	$1.14	$1.17	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	241	333	104	79	126	88	97	98	139	84

CTIVP ® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.21	$1.24	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02
Accumulation unit value at end of period	$1.40	$1.30	$1.21	$1.24	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	706	715	905	519	269	215	153	155	137	104

CTIVP ® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.58	$1.69	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20
Accumulation unit value at end of period	$1.85	$1.97	$1.58	$1.69	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	264	230	249	187	187	159	142	92	80	76

CTIVP ® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.25	$1.02	$0.99	$1.04	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.20	$1.04	$1.25	$1.02	$0.99	$1.04	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	637	481	418	289	167	65	23	9	—	—

CTIVP ® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.60	$2.77	$2.87	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21
Accumulation unit value at end of period	$4.69	$3.60	$2.77	$2.87	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	122	81	94	76	39	34	37	30	29	27

CTIVP ® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.38	$2.58	$2.63	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23
Accumulation unit value at end of period	$4.58	$3.38	$2.58	$2.63	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	33	35	66	20	18	17	14	20	8	8

CTIVP ® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.81	$2.19	$2.47	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16
Accumulation unit value at end of period	$2.88	$2.81	$2.19	$2.47	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	455	374	339	306	282	196	109	58	59	60

CTIVP ® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.28	$2.61	$2.57	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24
Accumulation unit value at end of period	$5.70	$3.28	$2.61	$2.57	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	96	72	81	61	63	73	82	80	80	77

CTIVP ® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.45	$1.96	$2.19	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17
Accumulation unit value at end of period	$2.49	$2.45	$1.96	$2.19	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	667	497	489	352	215	162	284	162	122	94

CTIVP ® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.08	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.24	$1.15	$1.07	$1.08	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	450	203	133	84	63	132	54	46	37	17

CTIVP ® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.99	$2.36	$2.66	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23
Accumulation unit value at end of period	$3.20	$2.99	$2.36	$2.66	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	516	509	521	349	85	58	50	51	44	45

CTIVP ® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.99	$0.99	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.01	$0.99	$0.99	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,497	1,341	830	898	969	748	345	83	109	97

CTIVP ® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.03	$2.15	$2.26	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19
Accumulation unit value at end of period	$3.81	$3.03	$2.15	$2.26	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	189	202	198	213	173	147	113	54	44	37

DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$0.94	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—
Accumulation unit value at end of period	$1.10	$1.06	$0.94	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	250	166	157	126	138	201	223	159	65	—

Fidelity ® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.58	$1.99	$2.15	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06
Accumulation unit value at end of period	$3.33	$2.58	$1.99	$2.15	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,095	3,108	3,697	3,336	3,087	3,485	3,674	3,368	3,683	4,126

164     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity ® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$4.62	$3.79	$4.49	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46
Accumulation unit value at end of period	$5.39	$4.62	$3.79	$4.49	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	1,070	1,214	1,349	1,342	1,368	1,652	1,854	2,084	2,380	3,168

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.05	$0.98	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.18	$1.07	$1.11	$1.05	$0.98	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,808	2,222	1,783	978	779	556	443	549	—	—

Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.25	$1.15	$1.02	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.37	$1.19	$1.25	$1.15	$1.02	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	797	718	673	652	655	636	616	218	—	—

Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.50	$2.06	$2.28	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31
Accumulation unit value at end of period	$2.35	$2.50	$2.06	$2.28	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,016	972	1,007	893	1,319	1,314	1,426	1,539	1,632	2,219

Franklin Small Cap Value VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$4.83	$3.86	$4.47	$4.08	$3.16	$3.45	$3.46	$2.57	$2.19	$2.29
Accumulation unit value at end of period	$5.03	$4.83	$3.86	$4.47	$4.08	$3.16	$3.45	$3.46	$2.57	$2.19
Number of accumulation units outstanding at end of period (000 omitted)	446	476	577	552	531	585	695	703	764	1,038

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.87	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.93	$0.87	$0.94	$0.90	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	186	128	52	49	30	26	18	—	—	—

Invesco Oppenheimer V.I. Global Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.92	$2.24	$2.62	$1.94	$1.96	$1.91	$1.89	$1.50	$1.25	$1.38
Accumulation unit value at end of period	$3.69	$2.92	$2.24	$2.62	$1.94	$1.96	$1.91	$1.89	$1.50	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	580	635	688	789	771	849	922	1,037	1,281	1,403

Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.67	$1.53	$1.61	$1.54	$1.46	$1.51	$1.49	$1.51	$1.35	$1.35
Accumulation unit value at end of period	$1.71	$1.67	$1.53	$1.61	$1.54	$1.46	$1.51	$1.49	$1.51	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	1,175	1,292	1,523	1,836	2,255	2,903	3,613	5,073	5,873	7,125

Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$3.01	$2.41	$2.72	$2.41	$2.07	$2.22	$2.01	$1.44	$1.24	$1.28
Accumulation unit value at end of period	$3.57	$3.01	$2.41	$2.72	$2.41	$2.07	$2.22	$2.01	$1.44	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	395	405	450	532	537	531	477	390	423	470

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.08	$1.17	$1.08	$0.97	$1.03	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.23	$1.08	$1.17	$1.08	$0.97	$1.03	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	390	394	248	282	223	75	57	68	—	—

Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.31	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	225	205	112	93	156	201	201	133	—	—

Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.20	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,000	531	336	—	—	—	—	—	—	—

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.05	$1.02	$1.01	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.02	$1.05	$1.02	$1.01	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	421	370	309	280	320	327	195	116	—	—

Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.55	$1.91	$1.98	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96
Accumulation unit value at end of period	$3.35	$2.55	$1.91	$1.98	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	142	161	219	201	293	401	391	505	720	880

Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.49	$1.27	$1.38	$1.15	$1.13	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.49	$1.27	$1.38	$1.15	$1.13	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	152	102	21	64	150	90	91	3	—	—

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    165

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS ® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$4.14	$3.35	$3.36	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03
Accumulation unit value at end of period	$4.34	$4.14	$3.35	$3.36	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14
Number of accumulation units outstanding at end of period (000 omitted)	360	388	454	485	550	614	809	811	1,076	1,433

Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$3.07	$2.21	$2.02	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29
Accumulation unit value at end of period	$7.66	$3.07	$2.21	$2.02	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	257	222	244	204	239	243	250	300	402	557

Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.69	$2.16	$2.32	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19
Accumulation unit value at end of period	$3.18	$2.69	$2.16	$2.32	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	32	39	12	3	3	7	9	17	13	8

Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.02	$0.89	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$0.89	$0.96	$0.91	$0.93	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	58	73	69	64	38	5	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.66	$1.50	$1.60	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25
Accumulation unit value at end of period	$1.77	$1.66	$1.50	$1.60	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	506	521	658	765	1,116	1,351	1,702	2,309	3,659	3,457

PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.40	$1.21	$1.05	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	98	104	94	46	47	47	47	69	24	—

PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.04	$1.00	$0.99	$1.00	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.10	$1.02	$1.04	$1.00	$0.99	$1.00	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,572	1,183	781	370	220	272	239	187	—	—

Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.96	$0.96	$0.94	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.97	$0.96	$0.96	$0.94	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	683	743	662	664	612	544	482	264	—	—

VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.72	$0.87	$0.79	$0.54	$0.71	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.00	$0.72	$0.87	$0.79	$0.54	$0.71	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	245	175	174	176	65	76	46	9	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$2.01	$1.67	$1.84	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12
Accumulation unit value at end of period	$2.29	$2.01	$1.67	$1.84	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,896	4,591	5,161	5,652	6,892	7,080	6,981	6,752	5,624	4,473

Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05
Accumulation unit value at end of period	$1.48	$1.36	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7,266	5,232	5,382	5,922	7,036	5,213	6,461	7,716	11,338	9,044

Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.12	$0.97	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.12	$0.97	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,194	5,144	3,509	337	—	—	—	—	—	—

Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.17	$1.00	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,754	6,331	4,440	763	—	—	—	—	—	—

Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.12	$1.04	$1.02	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.19	$1.08	$1.12	$1.04	$1.02	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,218	18,108	15,376	13,478	14,776	6,274	2,793	1,545	—	—

Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.18	$1.08	$1.05	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.27	$1.12	$1.18	$1.08	$1.05	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38,962	38,969	35,424	31,244	26,125	18,730	13,568	3,888	—	—

166     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.32	$1.14	$1.11	$1.16	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.42	$1.21	$1.32	$1.14	$1.11	$1.16	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	230,116	217,683	198,177	172,229	147,274	113,712	69,461	26,594	—	—

Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.25	$1.34	$1.19	$1.16	$1.20	$1.16	$1.02	$1.00	—
Accumulation unit value at end of period	$1.58	$1.44	$1.25	$1.34	$1.19	$1.16	$1.20	$1.16	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	322,347	324,896	326,083	306,193	287,326	247,127	193,714	130,609	51,139	—

Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09
Accumulation unit value at end of period	$1.89	$1.69	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	78,466	77,648	78,903	89,200	92,098	94,951	93,380	93,636	91,080	71,003

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.85	$1.57	$1.70	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11
Accumulation unit value at end of period	$2.08	$1.85	$1.57	$1.70	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	23,053	25,646	27,729	31,597	37,459	37,970	35,428	36,965	35,294	32,460

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.35	$1.42	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.67	$1.52	$1.35	$1.42	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	17,831	16,002	16,812	19,231	20,349	21,397	23,307	27,235	28,147	23,560

Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.13	$1.14	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01
Accumulation unit value at end of period	$1.29	$1.21	$1.13	$1.14	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	240	223	202	202	187	116	98	80	52	29

Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.49	$1.99	$2.19	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16
Accumulation unit value at end of period	$2.88	$2.49	$1.99	$2.19	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	30	30	41	50	60	64	53	54	53	54

Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.52	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17
Accumulation unit value at end of period	$1.62	$1.47	$1.26	$1.52	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	142	108	135	150	192	184	135	30	10	10

Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.32	$1.64	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16
Accumulation unit value at end of period	$2.00	$1.65	$1.32	$1.64	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	341	323	400	581	665	611	197	31	24	33

Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.43	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18
Accumulation unit value at end of period	$1.24	$1.31	$1.17	$1.43	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	409	421	445	346	285	210	163	71	68	67

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.50	$2.08	$2.21	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29
Accumulation unit value at end of period	$3.42	$2.50	$2.08	$2.21	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	54	68	83	75	64	66	52	30	25	19

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.10	$1.77	$2.08	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23
Accumulation unit value at end of period	$2.16	$2.10	$1.77	$2.08	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	66	62	127	76	78	58	54	20	19	12

Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.22	$1.07	$1.11	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,007	8,953	5,028	3,222	158	—	—	—	—	—

Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.37	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.37	$1.15	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97,027	73,822	42,729	22,933	3,392	—	—	—	—	—

Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.30	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.30	$1.11	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47,707	42,378	28,875	18,826	1,553	—	—	—	—	—

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    167

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.50	$2.69	$2.92	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51
Accumulation unit value at end of period	$4.20	$3.50	$2.69	$2.92	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	213	238	251	235	299	370	452	600	724	965

Wells Fargo VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$3.37	$2.72	$2.71	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45
Accumulation unit value at end of period	$5.26	$3.37	$2.72	$2.71	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	366	336	325	265	282	302	350	373	519	683

Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.21	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	131	118	121	119	125	172	33	—	—
Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.26	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$3.50	$2.64	$2.62	$2.02	$2.00	$1.83	$1.63	$1.21	$1.06	$1.11
Accumulation unit value at end of period	$4.66	$3.50	$2.64	$2.62	$2.02	$2.00	$1.83	$1.63	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	13	13	7	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$0.78	$0.97	$0.99	$0.72	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.68	$0.92	$0.78	$0.97	$0.99	$0.72	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	25	26	14	—	—

American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.24	$1.79	$2.00	$1.87	$1.58	$1.67	$1.50	$1.16	$1.02	$1.03
Accumulation unit value at end of period	$2.22	$2.24	$1.79	$2.00	$1.87	$1.58	$1.67	$1.50	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	61	64	63	63	11	11	43	49	57	19

BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.18	$1.30	$1.16	$1.13	$1.16	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.63	$1.37	$1.18	$1.30	$1.16	$1.13	$1.16	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	8	19	20	20	7	7	7	6	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.06	$1.71	$1.84	$1.63	$1.55	$1.55	$1.43	$1.19	$1.06	$1.05
Accumulation unit value at end of period	$2.39	$2.06	$1.71	$1.84	$1.63	$1.55	$1.55	$1.43	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	198	346	361	326	232	234	73	69	30	19

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.50	$0.60	$0.59	$0.54	$0.71	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.52	$0.54	$0.50	$0.60	$0.59	$0.54	$0.71	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	4	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.04	$1.56	$1.74	$1.45	$1.36	$1.34	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.45	$2.04	$1.56	$1.74	$1.45	$1.36	$1.34	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	35	30	10	24	19	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.12	$2.55	$2.69	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20
Accumulation unit value at end of period	$3.51	$3.12	$2.55	$2.69	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1	3	3	3	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.32	$1.90	$2.05	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21
Accumulation unit value at end of period	$2.31	$2.32	$1.90	$2.05	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2	4	4	2	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.06	$0.96	$1.06	$0.96	$0.88	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	—	—	—	—	—	—

168     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.08	$1.40	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22
Accumulation unit value at end of period	$1.83	$1.40	$1.08	$1.40	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	33	33	37	37	25	25	25	—	—	—

Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.88	$0.94	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$0.99	$0.96	$0.88	$0.94	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	19	21	3	3	—	—	—	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.90	$0.90	$0.91	$0.92	$0.94	$0.95	$0.96	$0.98	$0.99
Accumulation unit value at end of period	$0.89	$0.90	$0.90	$0.90	$0.91	$0.92	$0.94	$0.95	$0.96	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	192	6	9	—	—	—	—	—	41	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.52	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08
Accumulation unit value at end of period	$1.73	$1.65	$1.44	$1.52	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	67	60	38	33	12	8	8	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.49	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07
Accumulation unit value at end of period	$1.68	$1.61	$1.41	$1.49	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	54	42	22	18	4	26	27	37	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.15	$1.16	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01
Accumulation unit value at end of period	$1.37	$1.23	$1.15	$1.16	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	43	63	9	9	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.32	$2.48	$2.63	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21
Accumulation unit value at end of period	$4.40	$3.32	$2.48	$2.63	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	5	9	9	7	1	1	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.69	$2.09	$2.22	$1.86	$1.69	$1.70	$1.53	$1.18	$1.03	$1.03
Accumulation unit value at end of period	$3.13	$2.69	$2.09	$2.22	$1.86	$1.69	$1.70	$1.53	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	154	113	58	47	40	47	19	11	2	1

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.03	$1.05	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Accumulation unit value at end of period	$1.14	$1.09	$1.03	$1.05	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2	7	7	7	4	4	4	4	1	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.18	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	4	5	5	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.48	$1.87	$2.00	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27
Accumulation unit value at end of period	$3.31	$2.48	$1.87	$2.00	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	—	—	—	—

Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.26	$1.54	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19
Accumulation unit value at end of period	$1.67	$1.56	$1.26	$1.54	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.84	$2.28	$2.64	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20
Accumulation unit value at end of period	$2.99	$2.84	$2.28	$2.64	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	6	—	—	16	16	—	—

Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.56	$1.98	$2.32	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26
Accumulation unit value at end of period	$2.71	$2.56	$1.98	$2.32	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9	7	7	7	1	1	1	1	1	—

Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.37	$2.05	$2.38	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27
Accumulation unit value at end of period	$2.54	$2.37	$2.05	$2.38	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	8	8	1	1	—	—	—	—	—	—

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    169

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.14	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.27	$1.21	$1.11	$1.14	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	109	120	84	84	9	—	—	—	1	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.03	$1.02	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.08	$1.03	$1.02	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	32	5	5	—	—	—	—	—	—

CTIVP ® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.13	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.26	$1.18	$1.10	$1.13	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

CTIVP ® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.19	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01
Accumulation unit value at end of period	$1.33	$1.23	$1.16	$1.19	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	18	18	4	4	—	—	—	—	1	—

CTIVP ® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.51	$1.63	$1.56	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19
Accumulation unit value at end of period	$1.75	$1.88	$1.51	$1.63	$1.56	$1.51	$1.55	$1.38	$1.36	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3	13	3	3	4	3	10	10	1	—

CTIVP ® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.16	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

CTIVP ® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.43	$2.65	$2.76	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21
Accumulation unit value at end of period	$4.45	$3.43	$2.65	$2.76	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	16	16	8	8	—	—	—	—	—	—

CTIVP ® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.22	$2.47	$2.54	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23
Accumulation unit value at end of period	$4.34	$3.22	$2.47	$2.54	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

CTIVP ® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.68	$2.10	$2.37	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15
Accumulation unit value at end of period	$2.73	$2.68	$2.10	$2.37	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	—	—	—	—	—	—

CTIVP ® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.13	$2.50	$2.47	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24
Accumulation unit value at end of period	$5.41	$3.13	$2.50	$2.47	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

CTIVP ® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.34	$1.88	$2.11	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17
Accumulation unit value at end of period	$2.36	$2.34	$1.88	$2.11	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	27	27	14	—	—	—	—	—	—	—

CTIVP ® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.03	$1.04	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.18	$1.10	$1.03	$1.04	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	—	—	—	—	—	—

CTIVP ® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.86	$2.27	$2.56	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23
Accumulation unit value at end of period	$3.03	$2.86	$2.27	$2.56	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	8	8	7	5	—	—	—	—	—	—

CTIVP ® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.95	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$0.98	$0.97	$0.95	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	259	—	—	—	22	—	—	—	—	—

CTIVP ® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.89	$2.06	$2.17	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19
Accumulation unit value at end of period	$3.62	$2.89	$2.06	$2.17	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	7	7	5	5	—	—	—	—	—	—

170     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.90	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00	—
Accumulation unit value at end of period	$1.06	$1.02	$0.90	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	3	—	—	—	—

Fidelity ® VIP ContrafundSM Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.62	$2.02	$2.20	$1.83	$1.73	$1.74	$1.59	$1.23	$1.07	$1.12
Accumulation unit value at end of period	$3.36	$2.62	$2.02	$2.20	$1.83	$1.73	$1.74	$1.59	$1.23	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	77	46	60	61	47	67	69	60	43	59

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.37	$1.95	$2.33	$1.96	$1.78	$1.83	$1.75	$1.31	$1.16	$1.32
Accumulation unit value at end of period	$2.76	$2.37	$1.95	$2.33	$1.96	$1.78	$1.83	$1.75	$1.31	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	39	40	42	41	30	31	46	34	38	73

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	165	147	94	70	50	37	13	3	—	—

Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.32	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	85	69	74	56	61	65	30	—	—

Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.47	$1.64	$1.53	$1.34	$1.43	$1.36	$1.07	$0.95	$0.98
Accumulation unit value at end of period	$1.66	$1.77	$1.47	$1.64	$1.53	$1.34	$1.43	$1.36	$1.07	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	15	15	17	18	19	36	38	26	20	38

Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.34	$1.88	$2.19	$2.01	$1.57	$1.71	$1.73	$1.29	$1.10	$1.16
Accumulation unit value at end of period	$2.43	$2.34	$1.88	$2.19	$2.01	$1.57	$1.71	$1.73	$1.29	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	44	35	34	31	18	22	56	44	57	17

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.85	$0.93	$0.89	$0.90	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.91	$0.85	$0.93	$0.89	$0.90	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.29	$1.77	$2.07	$1.54	$1.57	$1.54	$1.53	$1.22	$1.02	$1.13
Accumulation unit value at end of period	$2.88	$2.29	$1.77	$2.07	$1.54	$1.57	$1.54	$1.53	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	19	17	20	21	19	24	19	1	4	30

Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.47	$1.41	$1.34	$1.40	$1.38	$1.41	$1.26	$1.27
Accumulation unit value at end of period	$1.53	$1.51	$1.38	$1.47	$1.41	$1.34	$1.40	$1.38	$1.41	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	23	24	22	36	63	90	143	172	203	311

Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.51	$2.02	$2.29	$2.04	$1.76	$1.90	$1.73	$1.25	$1.07	$1.12
Accumulation unit value at end of period	$2.96	$2.51	$2.02	$2.29	$2.04	$1.76	$1.90	$1.73	$1.25	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	23	16	13	10	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.14	$1.06	$0.96	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.19	$1.05	$1.14	$1.06	$0.96	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.27	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	24	24	25	25	25	—	—	—

Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	193	97	36	—	—	—	—	—	—	—

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.99	$1.02	$1.00	$1.00	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.07	$0.99	$1.02	$1.00	$1.00	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    171

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.40	$1.80	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94
Accumulation unit value at end of period	$3.13	$2.40	$1.80	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	7	7	10	6	1	1	—	—	2	74

Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.44	$1.24	$1.34	$1.13	$1.11	$1.13	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.44	$1.24	$1.34	$1.13	$1.11	$1.13	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS ® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$2.66	$2.16	$2.17	$1.93	$1.76	$2.09	$1.89	$1.59	$1.43	$1.36
Accumulation unit value at end of period	$2.77	$2.66	$2.16	$2.17	$1.93	$1.76	$2.09	$1.89	$1.59	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	17	22	22	22	30	49	46	42	15	37

Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$3.33	$2.41	$2.22	$1.62	$1.81	$1.95	$1.94	$1.43	$1.34	$1.46
Accumulation unit value at end of period	$8.28	$3.33	$2.41	$2.22	$1.62	$1.81	$1.95	$1.94	$1.43	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	8	8	—	1

Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$2.50	$2.02	$2.18	$1.87	$1.73	$1.77	$1.63	$1.20	$1.10	$1.16
Accumulation unit value at end of period	$2.94	$2.50	$2.02	$2.18	$1.87	$1.73	$1.77	$1.63	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	3	—	—	—	—	—	—

Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.56	$1.42	$1.52	$1.36	$1.22	$1.37	$1.38	$1.40	$1.24	$1.23
Accumulation unit value at end of period	$1.66	$1.56	$1.42	$1.52	$1.36	$1.22	$1.37	$1.38	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	23	28	39	40	34	38	133	161	205	133

PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00	—
Accumulation unit value at end of period	$1.34	$1.17	$1.01	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	7	7	7	7	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.02	$0.98	$0.97	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.06	$0.99	$1.02	$0.98	$0.97	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	109	67	72	41	24	8	—	—	—

Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.95	$0.94	$0.94	$0.92	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.89	$0.95	$0.95	$0.94	$0.94	$0.92	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	27	30	30	29	22	5	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.32	$0.96	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	14	7	8	8	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.91	$1.60	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12
Accumulation unit value at end of period	$2.17	$1.91	$1.60	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	982	1,041	902	694	1,011	1,680	1,631	2,086	2,258	2,243

Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04
Accumulation unit value at end of period	$1.40	$1.30	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,721	1,595	2,734	3,793	4,065	4,123	4,009	4,508	6,544	5,782

Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.10	$0.96	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.15	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

172     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.09	$1.02	$1.01	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.15	$1.05	$1.09	$1.02	$1.01	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	874	920	918	916	562	507	320	225	—	—

Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.23	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,289	1,523	1,505	712	471	348	—	—	—	—

Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.29	$1.12	$1.10	$1.15	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.37	$1.17	$1.29	$1.12	$1.10	$1.15	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	372	553	857	1,163	893	909	873	398	—	—

Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.31	$1.16	$1.14	$1.18	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.51	$1.39	$1.21	$1.31	$1.16	$1.14	$1.18	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,182	1,009	1,274	1,100	1,309	1,461	1,264	832	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.61	$1.40	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09
Accumulation unit value at end of period	$1.79	$1.61	$1.40	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	8,447	10,164	10,706	11,316	12,575	12,928	12,404	12,890	10,380	9,526

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.76	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11
Accumulation unit value at end of period	$1.98	$1.76	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,350	1,335	1,617	1,782	1,979	2,112	2,714	2,264	2,826	3,020

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07
Accumulation unit value at end of period	$1.58	$1.44	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,149	1,724	2,009	2,107	2,541	2,724	2,936	3,209	3,443	2,731

Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.10	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.08	$1.10	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.38	$1.91	$2.11	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16
Accumulation unit value at end of period	$2.73	$2.38	$1.91	$2.11	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.47	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17
Accumulation unit value at end of period	$1.54	$1.40	$1.20	$1.47	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	2	—	—	—	—

Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.26	$1.58	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16
Accumulation unit value at end of period	$1.90	$1.57	$1.26	$1.58	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	12	13	13	13	4	3	—	—	—	—

Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.12	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18
Accumulation unit value at end of period	$1.18	$1.25	$1.12	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	58	41	32	26	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.38	$2.00	$2.13	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29
Accumulation unit value at end of period	$3.25	$2.38	$2.00	$2.13	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.70	$2.00	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23
Accumulation unit value at end of period	$2.05	$2.00	$1.70	$2.00	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.11	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.20	$1.06	$1.11	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	566	575	445	49	—	—	—	—	—	—

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    173

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.35	$1.14	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	47	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.10	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	88	351	631	405	—	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.81	$2.17	$2.37	$2.00	$1.81	$1.89	$1.74	$1.35	$1.18	$1.27
Accumulation unit value at end of period	$3.35	$2.81	$2.17	$2.37	$2.00	$1.81	$1.89	$1.74	$1.35	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	3	10	12	17	23

Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$3.28	$2.67	$2.67	$2.15	$2.03	$2.12	$2.19	$1.48	$1.39	$1.48
Accumulation unit value at end of period	$5.10	$3.28	$2.67	$2.67	$2.15	$2.03	$2.12	$2.19	$1.48	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	21	21	17	17	17	17	17	6	7	11

Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	3	—	—	—	—

174     RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Table of Contents of the Statement of Additional Information
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Principal Underwriter	p. 4
Service Providers	p. 4
Custodian	p. 5
Independent Registered Public Accounting Firm	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus    175

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RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251
S-6725 CH (5/21)
RiverSource Distributors, Inc. (Distributor), Member FINRA.
Issued by RiverSource Life Insurance Co. of New York, Albany, New York. Affiliated with Ameriprise Financial Services, LLC.
© 2008-2021 RiverSource Life Insurance Company. All rights reserved.

STATEMENT OF ADDITIONAL INFORMATION FOR

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ADVANTAGE® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 SELECT® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ACCESS® VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2019)

RIVERSOURCE® RAVA 5 CHOICESM VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after June 22, 2020)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

May 1, 2021

RiverSource of New York Variable Annuity Account is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

S-6343 CH (5/21)

2	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	3

RATING AGENCIES

Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the creditworthiness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life of NY, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s  — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life of NY and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life of NY for the variable accounts in 2020 was $24,231,296, in 2019 was $26,589,422 and in 2018 was $27,593,528. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Service Providers

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with the following affiliated entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life of NY may change over time. We may modify, terminate, or enter into new arrangements with third party service providers at any time.

Affiliated entities that provide a significant amount of services to RiverSource Life of NY are listed in the table below, along with a description of the services provided and the basis for remuneration.

Name of Service Provider	Services Provided	Basis for Remuneration
Ameriprise Financial, Inc. (“AFI”)	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses).

RiverSource Life Insurance Company	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses).

The aggregate dollar amount paid to AFI by RiverSource Life of NY for the services provided in 2020 was $1,057,563, in 2019 was $952,039 and in 2018 was $943,444.

The aggregate dollar amount paid to RiverSource Life Insurance Company by RiverSource Life of NY for the services provided in 2020 was $6,125,075, in 2019 was $6,439,319 and in 2018 was $6,445,669.

4	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Custodian

RiverSource Life of NY is the custodian of the assets of RiverSource of New York Variable Annuity Account. RiverSource Life of NY holds these assets for safekeeping, maintains records and accounts relating to the variable account including purchase and redemption transactions, and is responsible for administration of the contracts. RiverSource Life of NY’s principal offices are located at 20 Madison Avenue Extension, Albany NY 12203.

Independent Registered Public Accounting Firm

The financial statements of RiverSource Life Insurance Co. of New York as of December 31, 2020 and December 31, 2019 and for each of the three years in the period ended December 31, 2020 and the financial statements of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2020 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2019 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides accounting and auditing services to RiverSource Life of NY and the variable account. PricewaterhouseCoopers LLP’s principal business address is 45 South Seventh Street, Suite 3400, Minneapolis MN 55402.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	5

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.17	$1.27	$1.12	$1.09	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.34	$1.17	$1.27	$1.12	$1.09	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$2.20	$1.71	$1.91	$1.41	$1.43	$1.40	$1.34	$1.10	$0.97	$1.28
Accumulation unit value at end of period	$3.05	$2.20	$1.71	$1.91	$1.41	$1.43	$1.40	$1.34	$1.10	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$2.80	$2.28	$2.43	$2.06	$1.87	$1.85	$1.70	$1.27	$1.09	$1.03
Accumulation unit value at end of period	$2.85	$2.80	$2.28	$2.43	$2.06	$1.87	$1.85	$1.70	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.44	$1.15	$1.17	$1.15	$1.23	$1.01	$0.89	$1.11
Accumulation unit value at end of period	$1.30	$1.28	$1.10	$1.44	$1.15	$1.17	$1.15	$1.23	$1.01	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	16	16	20	17	33	30	25
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.82	$1.01	$1.03	$0.73	$1.19	$1.07	$1.00	—	—
Accumulation unit value at end of period	$0.73	$0.98	$0.82	$1.01	$1.03	$0.73	$1.19	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	79	80	3	12	—	—	—
American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$2.24	$1.76	$2.08	$1.60	$1.70	$1.70	$1.82	$1.49	$1.24	$1.42
Accumulation unit value at end of period	$2.80	$2.24	$1.76	$2.08	$1.60	$1.70	$1.70	$1.82	$1.49	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.60	$2.02	$2.34	$2.11	$1.73	$1.76	$1.53	$1.18	$1.02	$1.04
Accumulation unit value at end of period	$2.61	$2.60	$2.02	$2.34	$2.11	$1.73	$1.76	$1.53	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	4
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$3.47	$2.60	$2.60	$1.98	$1.91	$1.81	$1.65	$1.21	$1.07	$1.07
Accumulation unit value at end of period	$5.16	$3.47	$2.60	$2.60	$1.98	$1.91	$1.81	$1.65	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$2.76	$2.18	$2.42	$2.24	$1.87	$1.96	$1.75	$1.34	$1.17	$1.17
Accumulation unit value at end of period	$2.76	$2.76	$2.18	$2.42	$2.24	$1.87	$1.96	$1.75	$1.34	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5	13	13	13	14	11	15	13	21	30
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.37	$1.21	$1.17	$1.19	$1.17	$1.03	$1.00	—
Accumulation unit value at end of period	$1.77	$1.47	$1.26	$1.37	$1.21	$1.17	$1.19	$1.17	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	1	13	13	14	22	88	45	16	7	—
Calvert VP SRI Balanced Portfolio – Class I (11/15/2004)
Accumulation unit value at beginning of period	$2.28	$1.85	$1.91	$1.71	$1.60	$1.64	$1.50	$1.28	$1.17	$1.12
Accumulation unit value at end of period	$2.62	$2.28	$1.85	$1.91	$1.71	$1.60	$1.64	$1.50	$1.28	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	2	2	2
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$3.09	$2.45	$2.38	$1.93	$1.83	$1.93	$1.86	$1.27	$1.07	$1.06
Accumulation unit value at end of period	$4.41	$3.09	$2.45	$2.38	$1.93	$1.83	$1.93	$1.86	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	2	2	3	3	4
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.50	$2.05	$2.19	$1.92	$1.82	$1.80	$1.64	$1.36	$1.19	$1.17
Accumulation unit value at end of period	$2.93	$2.50	$2.05	$2.19	$1.92	$1.82	$1.80	$1.64	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	5	5	5	8	—	—	—	11	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.57	$0.53	$0.62	$0.61	$0.55	$0.73	$0.93	$1.00	—	—
Accumulation unit value at end of period	$0.56	$0.57	$0.53	$0.62	$0.61	$0.55	$0.73	$0.93	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	19	19	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.17	$1.64	$1.82	$1.50	$1.39	$1.36	$1.22	$1.00	—	—
Accumulation unit value at end of period	$2.63	$2.17	$1.64	$1.82	$1.50	$1.39	$1.36	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

6	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$3.01	$2.43	$2.54	$2.05	$1.91	$1.91	$1.67	$1.25	$1.11	$1.06
Accumulation unit value at end of period	$3.41	$3.01	$2.43	$2.54	$2.05	$1.91	$1.91	$1.67	$1.25	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	43	38	31
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.79	$2.26	$2.42	$2.13	$1.88	$1.95	$1.78	$1.42	$1.25	$1.32
Accumulation unit value at end of period	$2.80	$2.79	$2.26	$2.42	$2.13	$1.88	$1.95	$1.78	$1.42	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	6	7	8	11	11	12
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.10	$0.99	$0.90	$0.92	$0.91	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.13	$1.01	$1.10	$0.99	$0.90	$0.92	$0.91	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$3.15	$2.41	$3.09	$2.11	$2.02	$2.24	$2.30	$2.36	$1.97	$2.50
Accumulation unit value at end of period	$4.18	$3.15	$2.41	$3.09	$2.11	$2.02	$2.24	$2.30	$2.36	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	7	11	8	9	22	17	20
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.26	$1.20	$1.22	$1.31	$1.30	$1.42	$1.34	$1.29
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.26	$1.20	$1.22	$1.31	$1.30	$1.42	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	5	4	4	7
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$1.09	$1.08	$1.08	$1.08	$1.09	$1.10	$1.10	$1.11	$1.11
Accumulation unit value at end of period	$1.10	$1.10	$1.09	$1.08	$1.08	$1.08	$1.09	$1.10	$1.10	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	252	192	192	—	—	—	—	—	45	22
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.54	$2.19	$2.29	$2.16	$1.95	$1.98	$1.92	$1.82	$1.58	$1.51
Accumulation unit value at end of period	$2.69	$2.54	$2.19	$2.29	$2.16	$1.95	$1.98	$1.92	$1.82	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	1
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.41	$2.08	$2.18	$2.06	$1.87	$1.90	$1.84	$1.76	$1.54	$1.46
Accumulation unit value at end of period	$2.53	$2.41	$2.08	$2.18	$2.06	$1.87	$1.90	$1.84	$1.76	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	8	5	5	5	17	10
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.69	$1.56	$1.56	$1.51	$1.46	$1.46	$1.40	$1.44	$1.34	$1.27
Accumulation unit value at end of period	$1.89	$1.69	$1.56	$1.56	$1.51	$1.46	$1.46	$1.40	$1.44	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	2	7
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$3.36	$2.49	$2.61	$2.05	$2.04	$1.88	$1.66	$1.28	$1.07	$1.11
Accumulation unit value at end of period	$4.50	$3.36	$2.49	$2.61	$2.05	$2.04	$1.88	$1.66	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	3	3
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$3.23	$2.48	$2.62	$2.17	$1.96	$1.95	$1.73	$1.32	$1.15	$1.14
Accumulation unit value at end of period	$3.78	$3.23	$2.48	$2.62	$2.17	$1.96	$1.95	$1.73	$1.32	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	7	2	2	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.04	$0.97	$0.98	$0.96	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.04	$0.97	$0.98	$0.96	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.25	$1.05	$1.12	$1.01	$0.99	$1.00	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.25	$1.05	$1.12	$1.01	$0.99	$1.00	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$3.08	$2.30	$2.43	$1.99	$1.96	$1.86	$1.75	$1.34	$1.21	$1.43
Accumulation unit value at end of period	$4.14	$3.08	$2.30	$2.43	$1.99	$1.96	$1.86	$1.75	$1.34	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.03	$1.63	$1.97	$1.55	$1.66	$1.59	$1.75	$1.44	$1.23	$1.41
Accumulation unit value at end of period	$2.20	$2.03	$1.63	$1.97	$1.55	$1.66	$1.59	$1.75	$1.44	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	11	13	13	13	9	8	11
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.96	$2.35	$2.69	$2.24	$1.88	$1.99	$1.80	$1.31	$1.11	$1.14
Accumulation unit value at end of period	$3.14	$2.96	$2.35	$2.69	$2.24	$1.88	$1.99	$1.80	$1.31	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	7

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (11/1/2005)
Accumulation unit value at beginning of period	$2.78	$2.13	$2.47	$2.19	$1.93	$2.05	$1.83	$1.34	$1.14	$1.25
Accumulation unit value at end of period	$2.97	$2.78	$2.13	$2.47	$2.19	$1.93	$2.05	$1.83	$1.34	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	4	4	4
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.51	$2.15	$2.48	$2.22	$1.96	$2.04	$1.93	$1.31	$1.12	$1.23
Accumulation unit value at end of period	$2.73	$2.51	$2.15	$2.48	$2.22	$1.96	$2.04	$1.93	$1.31	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.28	$1.26	$1.23	$1.20	$1.20	$1.14	$1.17	$1.15	$1.14
Accumulation unit value at end of period	$1.41	$1.35	$1.28	$1.26	$1.23	$1.20	$1.20	$1.14	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1	1	7	4	4	3	6	20	7	1
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.50	$0.47	$0.54	$0.53	$0.48	$0.64	$0.78	$0.87	$0.90	$1.03
Accumulation unit value at end of period	$0.49	$0.50	$0.47	$0.54	$0.53	$0.48	$0.64	$0.78	$0.87	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	10	12	12	12	17	11	11	8	8	22
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.53	$1.55	$1.52	$1.41	$1.44	$1.33	$1.41	$1.35	$1.23
Accumulation unit value at end of period	$1.78	$1.64	$1.53	$1.55	$1.52	$1.41	$1.44	$1.33	$1.41	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	13
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.27	$1.04	$1.00	$1.05	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.23	$1.06	$1.27	$1.04	$1.00	$1.05	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.78	$1.36	$1.40	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.34	$1.78	$1.36	$1.40	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	20	20	20	26	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$3.35	$2.63	$2.94	$2.56	$2.13	$2.14	$1.92	$1.42	$1.22	$1.31
Accumulation unit value at end of period	$3.60	$3.35	$2.63	$2.94	$2.56	$2.13	$2.14	$1.92	$1.42	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.03	$1.00	$1.00	$1.00	$1.00	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	5	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$0.96	$1.07	$1.00	$0.96	$1.03	$1.00	$1.00	$1.00	—
Accumulation unit value at end of period	$1.14	$1.09	$0.96	$1.07	$1.00	$0.96	$1.03	$1.00	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	2	2	4	8	5	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.54	$1.44	$1.45	$1.41	$1.30	$1.32	$1.32	$1.28	$1.20	$1.18
Accumulation unit value at end of period	$1.56	$1.54	$1.44	$1.45	$1.41	$1.30	$1.32	$1.32	$1.28	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3	6	6	6	6	9	9	9	6	7
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.73	$2.09	$2.25	$1.86	$1.74	$1.74	$1.57	$1.20	$1.04	$1.08
Accumulation unit value at end of period	$3.53	$2.73	$2.09	$2.25	$1.86	$1.74	$1.74	$1.57	$1.20	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	8	11	7	8	45	26	46
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.90	$2.25	$2.49	$2.15	$1.87	$1.93	$1.76	$1.33	$1.13	$1.12
Accumulation unit value at end of period	$3.11	$2.90	$2.25	$2.49	$2.15	$1.87	$1.93	$1.76	$1.33	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$3.31	$2.70	$3.19	$2.66	$2.39	$2.44	$2.31	$1.71	$1.50	$1.70
Accumulation unit value at end of period	$3.88	$3.31	$2.70	$3.19	$2.66	$2.39	$2.44	$2.31	$1.71	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	17	19	19	21	21	21	21	27	26	43
Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.07	$1.63	$1.93	$1.50	$1.59	$1.55	$1.69	$1.31	$1.09	$1.33
Accumulation unit value at end of period	$2.38	$2.07	$1.63	$1.93	$1.50	$1.59	$1.55	$1.69	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	3
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.14	$1.06	$0.99	$1.01	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.21	$1.10	$1.14	$1.06	$0.99	$1.01	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

8	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Global Real Estate VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.57	$1.29	$1.39	$1.26	$1.26	$1.26	$1.10	$1.09	$0.86	$0.91
Accumulation unit value at end of period	$1.47	$1.57	$1.29	$1.39	$1.26	$1.26	$1.26	$1.10	$1.09	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	19	18	17	16	18	14	23
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.22	$1.28	$1.17	$1.03	$1.12	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.22	$1.28	$1.17	$1.03	$1.12	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	51	61	—	—
Franklin Mutual Shares VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.37	$1.94	$2.15	$2.00	$1.73	$1.83	$1.72	$1.35	$1.18	$1.20
Accumulation unit value at end of period	$2.24	$2.37	$1.94	$2.15	$2.00	$1.73	$1.83	$1.72	$1.35	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	20	18	17	21	23	20	19	15	10	6
Franklin Small Cap Value VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$3.02	$2.41	$2.78	$2.52	$1.95	$2.12	$2.11	$1.56	$1.33	$1.39
Accumulation unit value at end of period	$3.16	$3.02	$2.41	$2.78	$2.52	$1.95	$2.12	$2.11	$1.56	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	3
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$3.08	$2.36	$2.65	$2.40	$2.12	$2.35	$2.08	$1.57	$1.34	$1.43
Accumulation unit value at end of period	$3.33	$3.08	$2.36	$2.65	$2.40	$2.12	$2.35	$2.08	$1.57	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	6	4	4	13	13	12
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.95	$0.88	$0.96	$0.91	$0.92	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.95	$0.88	$0.96	$0.91	$0.92	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.97	$2.39	$2.56	$2.07	$1.88	$1.89	$1.64	$1.20	$1.05	$1.02
Accumulation unit value at end of period	$3.47	$2.97	$2.39	$2.56	$2.07	$1.88	$1.89	$1.64	$1.20	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	6	31	29	24
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$3.10	$2.37	$2.76	$2.03	$2.05	$1.99	$1.96	$1.55	$1.29	$1.42
Accumulation unit value at end of period	$3.93	$3.10	$2.37	$2.76	$2.03	$2.05	$1.99	$1.96	$1.55	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	8	9	10
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.78	$1.62	$1.70	$1.61	$1.53	$1.57	$1.54	$1.56	$1.39	$1.38
Accumulation unit value at end of period	$1.82	$1.78	$1.62	$1.70	$1.61	$1.53	$1.57	$1.54	$1.56	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	20	20	18	17	12	44	13
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$3.20	$2.55	$2.87	$2.53	$2.16	$2.31	$2.08	$1.49	$1.27	$1.31
Accumulation unit value at end of period	$3.80	$3.20	$2.55	$2.87	$2.53	$2.16	$2.31	$2.08	$1.49	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	1	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.51	$1.85	$1.94	$1.53	$1.51	$1.45	$1.35	$0.97	$1.00	—
Accumulation unit value at end of period	$3.55	$2.51	$1.85	$1.94	$1.53	$1.51	$1.45	$1.35	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	42	40	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.11	$1.19	$1.09	$0.99	$1.04	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.27	$1.11	$1.19	$1.09	$0.99	$1.04	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	3	3	3	8	16	21	11	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.60	$2.09	$2.40	$2.06	$1.77	$1.89	$1.75	$1.29	$1.09	$1.12
Accumulation unit value at end of period	$2.56	$2.60	$2.09	$2.40	$2.06	$1.77	$1.89	$1.75	$1.29	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	38	35	29
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.27	$1.83	$1.99	$1.84	$1.61	$1.59	$1.42	$1.09	$0.92	$1.00
Accumulation unit value at end of period	$2.26	$2.27	$1.83	$1.99	$1.84	$1.61	$1.59	$1.42	$1.09	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	4	7	7	7	7	4	5	3	3	11
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.96	$2.26	$2.25	$1.96	$2.23	$2.18	$1.84	$1.32	$1.10	$1.07
Accumulation unit value at end of period	$3.37	$2.96	$2.26	$2.25	$1.96	$2.23	$2.18	$1.84	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	11	12	27	83	69	42	43

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	9

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$2.20	$1.72	$2.04	$1.67	$1.69	$1.75	$1.76	$1.49	$1.30	$1.40
Accumulation unit value at end of period	$2.49	$2.20	$1.72	$2.04	$1.67	$1.69	$1.75	$1.76	$1.49	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	5	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (11/15/2004)
Accumulation unit value at beginning of period	$3.49	$2.58	$2.61	$1.94	$1.97	$1.85	$1.68	$1.35	$1.22	$1.29
Accumulation unit value at end of period	$5.07	$3.49	$2.58	$2.61	$1.94	$1.97	$1.85	$1.68	$1.35	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3	15	21	19	16	56	65	49	49	61
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.11	$1.18	$1.00	$1.04	$1.14	$1.21	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.34	$1.11	$1.18	$1.00	$1.04	$1.14	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	7	24	29	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.21	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.21	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	15	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.05	$1.07	$1.04	$1.02	$1.03	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.14	$1.05	$1.07	$1.04	$1.02	$1.03	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.68	$2.00	$2.07	$1.63	$1.63	$1.56	$1.39	$1.08	$0.92	$0.98
Accumulation unit value at end of period	$3.54	$2.68	$2.00	$2.07	$1.63	$1.63	$1.56	$1.39	$1.08	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	10
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.53	$1.30	$1.40	$1.17	$1.14	$1.15	$1.13	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.53	$1.30	$1.40	$1.17	$1.14	$1.15	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.82	$1.31	$1.31	$1.03	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.22	$1.82	$1.31	$1.31	$1.03	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	13	12	11	15	8	—	—	—	—
MFS® New Discovery Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$4.12	$2.93	$3.00	$2.39	$2.21	$2.27	$2.46	$1.75	$1.46	$1.64
Accumulation unit value at end of period	$5.96	$4.12	$2.93	$3.00	$2.39	$2.21	$2.27	$2.46	$1.75	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	10	10	10	10	10	10
MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$3.97	$3.20	$3.19	$2.80	$2.53	$2.99	$2.67	$2.24	$1.99	$1.87
Accumulation unit value at end of period	$4.17	$3.97	$3.20	$3.19	$2.80	$2.53	$2.99	$2.67	$2.24	$1.99
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	11	14	14	16	17	17	36
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$3.24	$2.33	$2.12	$1.54	$1.70	$1.81	$1.79	$1.31	$1.21	$1.31
Accumulation unit value at end of period	$8.13	$3.24	$2.33	$2.12	$1.54	$1.70	$1.81	$1.79	$1.31	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	7	7	7	7
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.66	$1.41	$1.55	$1.42	$1.38	$1.41	$1.25	$1.22	$0.94	$1.06
Accumulation unit value at end of period	$1.41	$1.66	$1.41	$1.55	$1.42	$1.38	$1.41	$1.25	$1.22	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	10	11	11	11	12	10	10	11	11	13
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.40	$1.10	$1.34	$1.06	$1.09	$1.07	$1.12	$0.95	$0.81	$0.93
Accumulation unit value at end of period	$1.57	$1.40	$1.10	$1.34	$1.06	$1.09	$1.07	$1.12	$0.95	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.04	$0.91	$0.98	$0.92	$0.93	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.04	$0.91	$0.98	$0.92	$0.93	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.75	$1.58	$1.68	$1.49	$1.33	$1.47	$1.47	$1.48	$1.29	$1.27
Accumulation unit value at end of period	$1.88	$1.75	$1.58	$1.68	$1.49	$1.33	$1.47	$1.47	$1.48	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	7	18	30	29	64	130	89
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.07	$1.15	$1.01	$0.98	$0.99	$0.95	$1.03	$1.00	—
Accumulation unit value at end of period	$1.45	$1.25	$1.07	$1.15	$1.01	$0.98	$0.99	$0.95	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	5	5	—

10	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.05	$1.06	$1.02	$1.00	$1.00	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.13	$1.05	$1.06	$1.02	$1.00	$1.00	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$3.69	$2.85	$2.88	$2.51	$2.85	$2.66	$2.09	$1.49	$1.22	$1.24
Accumulation unit value at end of period	$4.27	$3.69	$2.85	$2.88	$2.51	$2.85	$2.66	$2.09	$1.49	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	4	5	2	2
Putnam VT International Equity Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.76	$1.41	$1.75	$1.39	$1.44	$1.44	$1.56	$1.22	$1.01	$1.22
Accumulation unit value at end of period	$1.96	$1.76	$1.41	$1.75	$1.39	$1.44	$1.44	$1.56	$1.22	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$3.45	$2.54	$2.59	$2.02	$1.88	$1.90	$1.68	$1.24	$1.07	$1.13
Accumulation unit value at end of period	$4.42	$3.45	$2.54	$2.59	$2.02	$1.88	$1.90	$1.68	$1.24	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$0.98	$0.97	$0.95	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.95	$1.01	$1.00	$0.98	$0.97	$0.95	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	5	5	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.74	$0.88	$0.80	$0.54	$0.72	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.02	$0.74	$0.88	$0.80	$0.54	$0.72	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	4	4	4	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$2.09	$1.73	$1.90	$1.61	$1.52	$1.54	$1.47	$1.23	$1.08	$1.12
Accumulation unit value at end of period	$2.39	$2.09	$1.73	$1.90	$1.61	$1.52	$1.54	$1.47	$1.23	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	76	107	173	173	152	85	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$2.09	$1.73	$1.90	$1.61	$1.53	$1.55	$1.47	$1.23	$1.09	$1.12
Accumulation unit value at end of period	$2.39	$2.09	$1.73	$1.90	$1.61	$1.53	$1.55	$1.47	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	559	549	569	546	538	504	443	663	690	680
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.29	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05
Accumulation unit value at end of period	$1.54	$1.42	$1.29	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5	6	12	25	20	17	17	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.29	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05
Accumulation unit value at end of period	$1.54	$1.42	$1.29	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1,069	1,075	1,239
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.13	$0.98	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.13	$0.98	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.00	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.12	$1.05	$1.02	$1.04	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.21	$1.09	$1.12	$1.05	$1.02	$1.04	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.17	$1.05	$1.03	$1.05	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.26	$1.11	$1.17	$1.05	$1.03	$1.05	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1,219	1,227	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.24	$1.06	$1.03	$1.07	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.34	$1.14	$1.24	$1.06	$1.03	$1.07	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	441	444	447	611	616	764	771	178	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.21	$1.06	$1.03	$1.06	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.31	$1.13	$1.21	$1.06	$1.03	$1.06	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	293	311	323	336	352	226	234	229	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	11

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.75	$1.52	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10
Accumulation unit value at end of period	$1.97	$1.75	$1.52	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.76	$1.52	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10
Accumulation unit value at end of period	$1.97	$1.76	$1.52	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	325	366	427	435	438	454	470	289	389	242
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.92	$1.63	$1.76	$1.52	$1.45	$1.47	$1.41	$1.22	$1.09	$1.11
Accumulation unit value at end of period	$2.18	$1.92	$1.63	$1.76	$1.52	$1.45	$1.47	$1.41	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	14	13	14	22	15	15
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.92	$1.63	$1.76	$1.52	$1.46	$1.48	$1.41	$1.22	$1.09	$1.12
Accumulation unit value at end of period	$2.18	$1.92	$1.63	$1.76	$1.52	$1.46	$1.48	$1.41	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	11	11	16	194	195	267	202	386
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.58	$1.40	$1.46	$1.34	$1.29	$1.30	$1.25	$1.18	$1.09	$1.07
Accumulation unit value at end of period	$1.74	$1.58	$1.40	$1.46	$1.34	$1.29	$1.30	$1.25	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	744	744	744	1,144	1,144	1,144	1,144	1,144
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.58	$1.40	$1.47	$1.34	$1.30	$1.31	$1.26	$1.18	$1.09	$1.07
Accumulation unit value at end of period	$1.74	$1.58	$1.40	$1.47	$1.34	$1.30	$1.31	$1.26	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	282	203
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.23	$1.77	$1.94	$1.62	$1.49	$1.49	$1.34	$1.05	$0.95	$0.99
Accumulation unit value at end of period	$2.59	$2.23	$1.77	$1.94	$1.62	$1.49	$1.49	$1.34	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	9
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.56	$2.15	$2.50	$2.35	$1.88	$2.09	$2.06	$1.54	$1.36	$1.43
Accumulation unit value at end of period	$2.65	$2.56	$2.15	$2.50	$2.35	$1.88	$2.09	$2.06	$1.54	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	14	13	11
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.00	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.21	$1.02	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.21	$1.02	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.18	$1.01	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.18	$1.01	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$3.36	$2.60	$3.18	$2.40	$2.45	$2.46	$2.59	$2.13	$1.76	$2.07
Accumulation unit value at end of period	$3.83	$3.36	$2.60	$3.18	$2.40	$2.45	$2.46	$2.59	$2.13	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	10	9	8	8	6	6	9	25	18	21
Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$3.63	$2.79	$2.84	$2.39	$2.12	$2.14	$2.05	$1.54	$1.29	$1.35
Accumulation unit value at end of period	$4.49	$3.63	$2.79	$2.84	$2.39	$2.12	$2.14	$2.05	$1.54	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	24	24	24	29	32	30	29	33	30	41
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.74	$1.51	$1.84	$1.49	$1.45	$1.43	$1.52	$1.28	$1.13	$1.31
Accumulation unit value at end of period	$1.81	$1.74	$1.51	$1.84	$1.49	$1.45	$1.43	$1.52	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5	6	5	12	12	7	7	4	3	2
Wells Fargo VT Opportunity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$3.40	$2.60	$2.81	$2.35	$2.10	$2.18	$1.99	$1.53	$1.33	$1.42
Accumulation unit value at end of period	$4.09	$3.40	$2.60	$2.81	$2.35	$2.10	$2.18	$1.99	$1.53	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (11/1/2005)
Accumulation unit value at beginning of period	$3.89	$3.14	$3.11	$2.49	$2.32	$2.40	$2.46	$1.65	$1.54	$1.62
Accumulation unit value at end of period	$6.11	$3.89	$3.14	$3.11	$2.49	$2.32	$2.40	$2.46	$1.65	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

12	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.15	$1.07	$0.93	$1.00	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.24	$1.10	$1.15	$1.07	$0.93	$1.00	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 0.75% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.26	$1.11	$1.08	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.33	$1.16	$1.26	$1.11	$1.08	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	7	7	29	21	6	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$2.14	$1.66	$1.86	$1.37	$1.40	$1.37	$1.32	$1.08	$0.96	$1.26
Accumulation unit value at end of period	$2.95	$2.14	$1.66	$1.86	$1.37	$1.40	$1.37	$1.32	$1.08	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	63	78	74	80	118	162	170	174	252	275
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$2.83	$2.31	$2.47	$2.10	$1.90	$1.89	$1.74	$1.30	$1.12	$1.06
Accumulation unit value at end of period	$2.88	$2.83	$2.31	$2.47	$2.10	$1.90	$1.89	$1.74	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	773	821	912	1,002	1,103	1,263	1,707	1,985	2,472	3,097
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.91	$1.65	$2.15	$1.73	$1.76	$1.73	$1.87	$1.53	$1.35	$1.69
Accumulation unit value at end of period	$1.94	$1.91	$1.65	$2.15	$1.73	$1.76	$1.73	$1.87	$1.53	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	1,073	1,145	1,228	1,417	1,684	2,043	2,442	2,820	3,618	4,504
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.96	$0.81	$1.00	$1.02	$0.73	$1.18	$1.07	$1.00	—	—
Accumulation unit value at end of period	$0.72	$0.96	$0.81	$1.00	$1.02	$0.73	$1.18	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	202	211	250	297	363	232	207	80	—	—
American Century VP International, Class I (9/29/2000)
Accumulation unit value at beginning of period	$1.55	$1.22	$1.45	$1.11	$1.18	$1.18	$1.26	$1.04	$0.86	$0.99
Accumulation unit value at end of period	$1.94	$1.55	$1.22	$1.45	$1.11	$1.18	$1.18	$1.26	$1.04	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	79	84	85	97	136	154	174	196	223	255
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.11	$1.66	$1.98	$1.52	$1.62	$1.63	$1.74	$1.43	$1.19	$1.37
Accumulation unit value at end of period	$2.64	$2.11	$1.66	$1.98	$1.52	$1.62	$1.63	$1.74	$1.43	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	233	263	281	310	374	541	634	731	822	954
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.53	$1.98	$2.29	$2.07	$1.70	$1.74	$1.51	$1.17	$1.01	$1.03
Accumulation unit value at end of period	$2.54	$2.53	$1.98	$2.29	$2.07	$1.70	$1.74	$1.51	$1.17	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	102	123	172	269	281	441	545	735	893	1,061
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$3.38	$2.53	$2.53	$1.93	$1.87	$1.77	$1.63	$1.20	$1.06	$1.06
Accumulation unit value at end of period	$5.01	$3.38	$2.53	$2.53	$1.93	$1.87	$1.77	$1.63	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	162	159	167	179	236	278	383	514	601	628
American Century VP Value, Class I (9/29/2000)
Accumulation unit value at beginning of period	$4.19	$3.32	$3.69	$3.41	$2.86	$2.99	$2.67	$2.04	$1.79	$1.79
Accumulation unit value at end of period	$4.20	$4.19	$3.32	$3.69	$3.41	$2.86	$2.99	$2.67	$2.04	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	90	93	113	138	161	199	240	262	298	318
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$3.35	$2.66	$2.95	$2.74	$2.29	$2.41	$2.15	$1.65	$1.45	$1.45
Accumulation unit value at end of period	$3.35	$3.35	$2.66	$2.95	$2.74	$2.29	$2.41	$2.15	$1.65	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	578	725	876	1,125	1,503	1,905	2,330	2,727	3,322	3,902
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.24	$1.35	$1.20	$1.16	$1.18	$1.17	$1.03	$1.00	—
Accumulation unit value at end of period	$1.74	$1.45	$1.24	$1.35	$1.20	$1.16	$1.18	$1.17	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	221	291	430	569	610	1,104	737	571	70	—
Calvert VP SRI Balanced Portfolio – Class I (9/29/2000)
Accumulation unit value at beginning of period	$2.07	$1.68	$1.74	$1.56	$1.46	$1.50	$1.38	$1.18	$1.07	$1.04
Accumulation unit value at end of period	$2.37	$2.07	$1.68	$1.74	$1.56	$1.46	$1.50	$1.38	$1.18	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	187	215	252	279	427	555	604	709	798	868
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$3.02	$2.40	$2.33	$1.89	$1.80	$1.90	$1.84	$1.26	$1.06	$1.06
Accumulation unit value at end of period	$4.29	$3.02	$2.40	$2.33	$1.89	$1.80	$1.90	$1.84	$1.26	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	42	47	45	46	89	121	145	158	134	80

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	13

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.24	$1.84	$1.97	$1.73	$1.64	$1.63	$1.49	$1.24	$1.09	$1.07
Accumulation unit value at end of period	$2.62	$2.24	$1.84	$1.97	$1.73	$1.64	$1.63	$1.49	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,314	1,377	1,461	1,523	1,457	1,399	1,397	1,396	1,400	1,727
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.56	$0.52	$0.62	$0.61	$0.55	$0.72	$0.93	$1.00	—	—
Accumulation unit value at end of period	$0.55	$0.56	$0.52	$0.62	$0.61	$0.55	$0.72	$0.93	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	15	13	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.14	$1.62	$1.80	$1.49	$1.39	$1.36	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.59	$2.14	$1.62	$1.80	$1.49	$1.39	$1.36	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	84	101	126	116	94	69	45	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.11	$1.70	$1.78	$1.45	$1.35	$1.35	$1.18	$0.89	$0.79	$0.75
Accumulation unit value at end of period	$2.38	$2.11	$1.70	$1.78	$1.45	$1.35	$1.35	$1.18	$0.89	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	1,893	2,091	2,341	2,680	3,054	4,130	4,703	5,645	7,015	8,293
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$3.44	$2.80	$2.99	$2.64	$2.34	$2.43	$2.23	$1.77	$1.56	$1.66
Accumulation unit value at end of period	$3.45	$3.44	$2.80	$2.99	$2.64	$2.34	$2.43	$2.23	$1.77	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	1,998	2,272	2,538	2,923	3,630	4,412	5,121	5,857	7,121	9,056
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.09	$0.98	$0.89	$0.91	$0.91	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.12	$1.00	$1.09	$0.98	$0.89	$0.91	$0.91	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	101	96	78	109	80	93	79	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$3.94	$3.02	$3.88	$2.66	$2.55	$2.82	$2.91	$2.99	$2.50	$3.18
Accumulation unit value at end of period	$5.21	$3.94	$3.02	$3.88	$2.66	$2.55	$2.82	$2.91	$2.99	$2.50
Number of accumulation units outstanding at end of period (000 omitted)	369	433	522	573	707	908	1,004	1,141	1,252	1,534
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.81	$1.65	$1.75	$1.67	$1.70	$1.83	$1.83	$2.00	$1.89	$1.82
Accumulation unit value at end of period	$1.88	$1.81	$1.65	$1.75	$1.67	$1.70	$1.83	$1.83	$2.00	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	585	679	772	946	1,166	1,512	1,805	2,244	2,870	3,385
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.09	$1.10	$1.11	$1.11	$1.12	$1.13	$1.14	$1.15
Accumulation unit value at end of period	$1.11	$1.11	$1.10	$1.09	$1.10	$1.11	$1.11	$1.12	$1.13	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,615	1,601	1,802	1,895	2,486	2,878	3,047	3,475	4,641	6,770
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$3.01	$2.60	$2.73	$2.58	$2.33	$2.37	$2.31	$2.19	$1.91	$1.82
Accumulation unit value at end of period	$3.19	$3.01	$2.60	$2.73	$2.58	$2.33	$2.37	$2.31	$2.19	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	541	642	761	1,054	1,265	1,639	2,026	2,615	3,269	3,985
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.33	$2.02	$2.12	$2.01	$1.83	$1.86	$1.80	$1.73	$1.52	$1.44
Accumulation unit value at end of period	$2.45	$2.33	$2.02	$2.12	$2.01	$1.83	$1.86	$1.80	$1.73	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	645	699	746	1,015	1,300	1,086	1,412	1,727	2,266	2,367
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.01	$1.85	$1.86	$1.81	$1.74	$1.75	$1.68	$1.73	$1.62	$1.53
Accumulation unit value at end of period	$2.24	$2.01	$1.85	$1.86	$1.81	$1.74	$1.75	$1.68	$1.73	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	2,153	2,371	2,650	3,301	4,240	5,203	6,160	7,316	9,998	11,850
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.59	$1.18	$1.24	$0.97	$0.97	$0.90	$0.79	$0.61	$0.51	$0.53
Accumulation unit value at end of period	$2.12	$1.59	$1.18	$1.24	$0.97	$0.97	$0.90	$0.79	$0.61	$0.51
Number of accumulation units outstanding at end of period (000 omitted)	1,119	1,238	1,390	1,544	1,827	2,361	2,509	2,648	3,104	3,823
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.61	$2.01	$2.13	$1.77	$1.60	$1.59	$1.42	$1.08	$0.95	$0.94
Accumulation unit value at end of period	$3.05	$2.61	$2.01	$2.13	$1.77	$1.60	$1.59	$1.42	$1.08	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1,481	1,539	1,608	1,658	1,793	1,886	2,012	2,254	2,524	2,864
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.03	$0.96	$0.97	$0.96	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.03	$0.96	$0.97	$0.96	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	363	266	297	377	210	159	805	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.23	$1.04	$1.11	$1.01	$0.99	$1.00	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.23	$1.04	$1.11	$1.01	$0.99	$1.00	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	127	43	16	17	18	14	—	—	—	—

14	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$3.22	$2.41	$2.55	$2.09	$2.06	$1.97	$1.85	$1.42	$1.29	$1.53
Accumulation unit value at end of period	$4.33	$3.22	$2.41	$2.55	$2.09	$2.06	$1.97	$1.85	$1.42	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	162	181	201	250	275	305	336	431	522	640
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.43	$1.15	$1.39	$1.10	$1.18	$1.14	$1.25	$1.03	$0.88	$1.02
Accumulation unit value at end of period	$1.55	$1.43	$1.15	$1.39	$1.10	$1.18	$1.14	$1.25	$1.03	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	359	376	465	553	722	584	685	777	918	1,288
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.87	$2.28	$2.62	$2.19	$1.84	$1.95	$1.77	$1.29	$1.10	$1.12
Accumulation unit value at end of period	$3.04	$2.87	$2.28	$2.62	$2.19	$1.84	$1.95	$1.77	$1.29	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	67	61	49	72	96	149	151	206	233	256
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$3.02	$2.32	$2.70	$2.40	$2.12	$2.25	$2.02	$1.48	$1.26	$1.38
Accumulation unit value at end of period	$3.22	$3.02	$2.32	$2.70	$2.40	$2.12	$2.25	$2.02	$1.48	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	173	181	216	276	367	527	648	660	754	970
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.93	$2.51	$2.89	$2.60	$2.30	$2.39	$2.28	$1.55	$1.32	$1.46
Accumulation unit value at end of period	$3.17	$2.93	$2.51	$2.89	$2.60	$2.30	$2.39	$2.28	$1.55	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	190	215	248	280	294	406	461	547	551	665
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.50	$1.42	$1.40	$1.37	$1.35	$1.34	$1.28	$1.31	$1.30	$1.29
Accumulation unit value at end of period	$1.56	$1.50	$1.42	$1.40	$1.37	$1.35	$1.34	$1.28	$1.31	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	787	860	944	1,000	1,186	1,465	1,920	2,551	3,805	4,940
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.49	$0.46	$0.53	$0.52	$0.47	$0.63	$0.77	$0.86	$0.89	$1.02
Accumulation unit value at end of period	$0.48	$0.49	$0.46	$0.53	$0.52	$0.47	$0.63	$0.77	$0.86	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	431	434	444	507	551	638	676	738	985	1,206
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.59	$1.49	$1.51	$1.48	$1.37	$1.41	$1.30	$1.39	$1.33	$1.22
Accumulation unit value at end of period	$1.72	$1.59	$1.49	$1.51	$1.48	$1.37	$1.41	$1.30	$1.39	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	771	843	953	1,210	1,492	2,022	2,441	3,041	4,302	5,081
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.26	$1.03	$1.00	$1.04	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.21	$1.05	$1.26	$1.03	$1.00	$1.04	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	54	47	47	36	4	3	11	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.77	$1.35	$1.40	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.32	$1.77	$1.35	$1.40	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	638	886	1,068	1,280	1,623	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$3.25	$2.56	$2.87	$2.50	$2.09	$2.10	$1.89	$1.40	$1.20	$1.30
Accumulation unit value at end of period	$3.48	$3.25	$2.56	$2.87	$2.50	$2.09	$2.10	$1.89	$1.40	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	68	78	73	81	103	84	97	138	93	114
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.02	$0.99	$0.99	$0.99	$0.99	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.02	$0.99	$0.99	$0.99	$0.99	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	263	214	237	414	552	409	188	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$0.95	$1.05	$0.99	$0.95	$1.03	$1.00	$1.00	$1.00	—
Accumulation unit value at end of period	$1.12	$1.08	$0.95	$1.05	$0.99	$0.95	$1.03	$1.00	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	14	17	39	45	121	167	161	136	62	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.50	$1.41	$1.42	$1.38	$1.28	$1.30	$1.30	$1.26	$1.19	$1.17
Accumulation unit value at end of period	$1.51	$1.50	$1.41	$1.42	$1.38	$1.28	$1.30	$1.30	$1.26	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	822	1,103	1,183	1,308	1,404	1,594	2,025	2,287	2,359	2,928
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.65	$2.04	$2.20	$1.82	$1.70	$1.71	$1.54	$1.19	$1.03	$1.07
Accumulation unit value at end of period	$3.43	$2.65	$2.04	$2.20	$1.82	$1.70	$1.71	$1.54	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,432	1,637	1,901	2,282	2,987	3,822	4,286	5,146	6,132	7,349
Fidelity® VIP Growth & Income Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$2.62	$2.03	$2.25	$1.94	$1.69	$1.74	$1.59	$1.20	$1.02	$1.01
Accumulation unit value at end of period	$2.80	$2.62	$2.03	$2.25	$1.94	$1.69	$1.74	$1.59	$1.20	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	180	209	221	239	273	309	357	418	598	619

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	15

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.96	$2.30	$2.55	$2.20	$1.91	$1.98	$1.81	$1.37	$1.17	$1.16
Accumulation unit value at end of period	$3.16	$2.96	$2.30	$2.55	$2.20	$1.91	$1.98	$1.81	$1.37	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	976	1,059	1,271	1,422	1,654	1,902	2,142	2,425	2,949	3,672
Fidelity® VIP Mid Cap Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$4.54	$3.71	$4.37	$3.65	$3.28	$3.36	$3.18	$2.36	$2.07	$2.34
Accumulation unit value at end of period	$5.31	$4.54	$3.71	$4.37	$3.65	$3.28	$3.36	$3.18	$2.36	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	140	154	164	197	267	321	359	444	614	722
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$4.79	$3.92	$4.64	$3.87	$3.49	$3.57	$3.39	$2.52	$2.21	$2.50
Accumulation unit value at end of period	$5.61	$4.79	$3.92	$4.64	$3.87	$3.49	$3.57	$3.39	$2.52	$2.21
Number of accumulation units outstanding at end of period (000 omitted)	1,220	1,397	1,592	1,891	2,199	2,672	3,212	3,808	4,722	5,651
Fidelity® VIP Overseas Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.77	$1.40	$1.66	$1.28	$1.36	$1.33	$1.45	$1.12	$0.94	$1.14
Accumulation unit value at end of period	$2.03	$1.77	$1.40	$1.66	$1.28	$1.36	$1.33	$1.45	$1.12	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	57	86	75	75	83	83	90	170	163	172
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.28	$1.80	$2.13	$1.65	$1.76	$1.72	$1.88	$1.46	$1.22	$1.49
Accumulation unit value at end of period	$2.61	$2.28	$1.80	$2.13	$1.65	$1.76	$1.72	$1.88	$1.46	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	337	367	415	496	694	822	953	1,072	1,227	1,667
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.13	$1.05	$0.98	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.19	$1.09	$1.13	$1.05	$0.98	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	245	233	183	251	293	312	399	1,057	—	—
Franklin Global Real Estate VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$2.87	$2.36	$2.55	$2.33	$2.33	$2.34	$2.05	$2.02	$1.59	$1.70
Accumulation unit value at end of period	$2.69	$2.87	$2.36	$2.55	$2.33	$2.33	$2.34	$2.05	$2.02	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	450	522	603	734	929	1,098	1,250	1,424	1,639	1,774
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.27	$1.16	$1.03	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.38	$1.20	$1.27	$1.16	$1.03	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129	127	107	112	136	164	940	635	—	—
Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.59	$2.13	$2.36	$2.19	$1.90	$2.02	$1.90	$1.49	$1.32	$1.34
Accumulation unit value at end of period	$2.44	$2.59	$2.13	$2.36	$2.19	$1.90	$2.02	$1.90	$1.49	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	617	731	838	1,023	1,185	1,418	1,717	2,014	2,575	3,385
Franklin Small Cap Value VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$5.02	$4.00	$4.63	$4.21	$3.26	$3.55	$3.55	$2.63	$2.24	$2.34
Accumulation unit value at end of period	$5.24	$5.02	$4.00	$4.63	$4.21	$3.26	$3.55	$3.55	$2.63	$2.24
Number of accumulation units outstanding at end of period (000 omitted)	285	309	386	449	545	658	887	1,059	1,383	1,722
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$5.33	$4.08	$4.59	$4.17	$3.70	$4.10	$3.64	$2.76	$2.34	$2.52
Accumulation unit value at end of period	$5.73	$5.33	$4.08	$4.59	$4.17	$3.70	$4.10	$3.64	$2.76	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	586	643	707	863	1,048	1,295	1,486	1,741	2,073	2,712
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.94	$0.88	$0.95	$0.91	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.94	$0.88	$0.95	$0.91	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	16	22	—	—	—	2	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$3.48	$2.81	$3.09	$2.79	$2.29	$2.35	$2.21	$1.64	$1.47	$1.47
Accumulation unit value at end of period	$3.75	$3.48	$2.81	$3.09	$2.79	$2.29	$2.35	$2.21	$1.64	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	11	16	16	16	16	26	25	26	27	31
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$2.53	$2.03	$2.18	$1.77	$1.61	$1.63	$1.41	$1.03	$0.91	$0.88
Accumulation unit value at end of period	$2.95	$2.53	$2.03	$2.18	$1.77	$1.61	$1.63	$1.41	$1.03	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	542	667	742	988	1,225	1,580	1,885	2,395	3,031	3,619
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	405	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	—	—	—	—	—	—	—	—	—

16	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer V.I. Global Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$3.01	$2.31	$2.69	$1.98	$2.00	$1.95	$1.92	$1.52	$1.27	$1.40
Accumulation unit value at end of period	$3.81	$3.01	$2.31	$2.69	$1.98	$2.00	$1.95	$1.92	$1.52	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	345	357	364	392	466	541	624	840	977	1,190
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.72	$1.57	$1.66	$1.57	$1.49	$1.54	$1.52	$1.53	$1.37	$1.37
Accumulation unit value at end of period	$1.76	$1.72	$1.57	$1.66	$1.57	$1.49	$1.54	$1.52	$1.53	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	1,560	1,768	1,980	2,579	3,237	4,047	5,056	7,039	8,608	9,900
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$3.10	$2.48	$2.79	$2.47	$2.11	$2.27	$2.05	$1.47	$1.26	$1.30
Accumulation unit value at end of period	$3.68	$3.10	$2.48	$2.79	$2.47	$2.11	$2.27	$2.05	$1.47	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	137	139	153	205	224	245	283	329	397	454
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.52	$1.86	$1.94	$1.54	$1.51	$1.45	$1.35	$0.97	$1.00	—
Accumulation unit value at end of period	$3.56	$2.52	$1.86	$1.94	$1.54	$1.51	$1.45	$1.35	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	50	50	51	51	53	56	46	53	62	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.47	$1.83	$1.91	$1.52	$1.50	$1.44	$1.34	$0.97	$1.00	—
Accumulation unit value at end of period	$3.48	$2.47	$1.83	$1.91	$1.52	$1.50	$1.44	$1.34	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	269	306	338	496	628	927	1,168	1,637	2,214	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.09	$1.18	$1.08	$0.98	$1.03	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.25	$1.09	$1.18	$1.08	$0.98	$1.03	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	6	13	41	62	66	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.52	$2.04	$2.34	$2.01	$1.73	$1.86	$1.71	$1.27	$1.08	$1.11
Accumulation unit value at end of period	$2.48	$2.52	$2.04	$2.34	$2.01	$1.73	$1.86	$1.71	$1.27	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	756	833	886	1,181	1,444	1,976	2,308	2,937	3,681	4,369
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.23	$1.80	$1.96	$1.82	$1.60	$1.58	$1.41	$1.08	$0.92	$1.00
Accumulation unit value at end of period	$2.22	$2.23	$1.80	$1.96	$1.82	$1.60	$1.58	$1.41	$1.08	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	121	130	190	285	381	258	300	294	345	550
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.88	$2.20	$2.20	$1.92	$2.19	$2.14	$1.81	$1.30	$1.09	$1.06
Accumulation unit value at end of period	$3.27	$2.88	$2.20	$2.20	$1.92	$2.19	$2.14	$1.81	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	115	113	143	185	294	412	379	409	409	471
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$2.14	$1.68	$1.99	$1.64	$1.66	$1.72	$1.73	$1.47	$1.28	$1.39
Accumulation unit value at end of period	$2.41	$2.14	$1.68	$1.99	$1.64	$1.66	$1.72	$1.73	$1.47	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	354	407	436	524	650	839	799	837	947	1,103
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$2.35	$1.74	$1.77	$1.32	$1.34	$1.26	$1.14	$0.92	$0.83	$0.88
Accumulation unit value at end of period	$3.41	$2.35	$1.74	$1.77	$1.32	$1.34	$1.26	$1.14	$0.92	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	256	271	289	345	474	630	671	728	858	986
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.10	$1.17	$1.00	$1.03	$1.13	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.33	$1.10	$1.17	$1.00	$1.03	$1.13	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	13	14	25	94	159	216	88	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.20	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	316	241	192	—	—	—	—	—	—	—
Janus Henderson VIT Enterprise Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$2.23	$1.66	$1.69	$1.34	$1.20	$1.17	$1.05	$0.80	$0.69	$0.70
Accumulation unit value at end of period	$2.64	$2.23	$1.66	$1.69	$1.34	$1.20	$1.17	$1.05	$0.80	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	186	208	219	269	283	336	332	339	381	382
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.06	$1.03	$1.01	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.12	$1.03	$1.06	$1.03	$1.01	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	71	42	101	113	115	31	21	—	—
Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$2.17	$1.51	$1.51	$1.05	$0.93	$0.89	$0.82	$0.61	$0.52	$0.57
Accumulation unit value at end of period	$3.25	$2.17	$1.51	$1.51	$1.05	$0.93	$0.89	$0.82	$0.61	$0.52
Number of accumulation units outstanding at end of period (000 omitted)	337	374	416	453	546	640	666	725	892	1,129

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	17

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Janus Henderson VIT Overseas Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.67	$1.33	$1.58	$1.21	$1.31	$1.45	$1.66	$1.46	$1.30	$1.94
Accumulation unit value at end of period	$1.92	$1.67	$1.33	$1.58	$1.21	$1.31	$1.45	$1.66	$1.46	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	307	346	384	424	546	710	826	1,061	1,477	1,933
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.62	$1.95	$2.02	$1.60	$1.61	$1.54	$1.38	$1.07	$0.91	$0.97
Accumulation unit value at end of period	$3.44	$2.62	$1.95	$2.02	$1.60	$1.61	$1.54	$1.38	$1.07	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	142	210	267	356	529	705	892	1,053	1,316	1,767
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.51	$1.29	$1.39	$1.16	$1.13	$1.15	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.51	$1.29	$1.39	$1.16	$1.13	$1.15	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	24	23	44	67	64	58	13	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.81	$1.30	$1.31	$1.03	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.19	$1.81	$1.30	$1.31	$1.03	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	629	683	766	1,007	1,115	1,426	—	—	—	—
MFS® New Discovery Series – Service Class (9/29/2000)
Accumulation unit value at beginning of period	$3.07	$2.19	$2.24	$1.79	$1.66	$1.71	$1.86	$1.33	$1.10	$1.24
Accumulation unit value at end of period	$4.43	$3.07	$2.19	$2.24	$1.79	$1.66	$1.71	$1.86	$1.33	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	370	420	463	486	547	675	752	952	1,177	1,567
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$4.30	$3.47	$3.47	$3.05	$2.77	$3.27	$2.93	$2.45	$2.18	$2.07
Accumulation unit value at end of period	$4.51	$4.30	$3.47	$3.47	$3.05	$2.77	$3.27	$2.93	$2.45	$2.18
Number of accumulation units outstanding at end of period (000 omitted)	210	260	320	390	510	759	935	1,059	1,217	1,422
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$3.15	$2.27	$2.07	$1.50	$1.66	$1.78	$1.76	$1.29	$1.20	$1.30
Accumulation unit value at end of period	$7.89	$3.15	$2.27	$2.07	$1.50	$1.66	$1.78	$1.76	$1.29	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	91	105	120	129	143	229	259	317	522	673
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.61	$1.38	$1.51	$1.39	$1.36	$1.39	$1.23	$1.20	$0.93	$1.05
Accumulation unit value at end of period	$1.36	$1.61	$1.38	$1.51	$1.39	$1.36	$1.39	$1.23	$1.20	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	148	172	205	268	408	568	652	752	749	931
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.36	$1.08	$1.30	$1.04	$1.06	$1.06	$1.10	$0.94	$0.80	$0.92
Accumulation unit value at end of period	$1.52	$1.36	$1.08	$1.30	$1.04	$1.06	$1.06	$1.10	$0.94	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	143	175	194	246	321	397	384	416	533	636
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.03	$0.90	$0.97	$0.92	$0.93	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.03	$0.90	$0.97	$0.92	$0.93	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	3	3	3	4	4	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.71	$1.54	$1.64	$1.46	$1.30	$1.44	$1.45	$1.46	$1.28	$1.26
Accumulation unit value at end of period	$1.83	$1.71	$1.54	$1.64	$1.46	$1.30	$1.44	$1.45	$1.46	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	447	551	591	746	1,035	1,474	2,070	2,821	3,706	3,840
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.43	$1.23	$1.06	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	5	8	3	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.04	$1.05	$1.01	$0.99	$1.00	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.11	$1.04	$1.05	$1.01	$0.99	$1.00	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	186	169	79	107	37	29	91	47	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$3.35	$2.59	$2.62	$2.29	$2.60	$2.43	$1.92	$1.37	$1.13	$1.15
Accumulation unit value at end of period	$3.86	$3.35	$2.59	$2.62	$2.29	$2.60	$2.43	$1.92	$1.37	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	154	175	189	222	311	371	410	420	440	505
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.86	$1.50	$1.87	$1.49	$1.54	$1.55	$1.67	$1.31	$1.09	$1.32
Accumulation unit value at end of period	$2.07	$1.86	$1.50	$1.87	$1.49	$1.54	$1.55	$1.67	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	188	202	234	266	297	406	451	482	601	813
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$3.38	$2.50	$2.56	$1.99	$1.86	$1.88	$1.67	$1.23	$1.07	$1.13
Accumulation unit value at end of period	$4.33	$3.38	$2.50	$2.56	$1.99	$1.86	$1.88	$1.67	$1.23	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	148	152	167	208	244	281	292	322	413	551

18	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/29/2000)
Accumulation unit value at beginning of period	$3.56	$3.00	$3.32	$3.18	$2.68	$3.08	$3.22	$2.68	$2.51	$2.88
Accumulation unit value at end of period	$4.37	$3.56	$3.00	$3.32	$3.18	$2.68	$3.08	$3.22	$2.68	$2.51
Number of accumulation units outstanding at end of period (000 omitted)	19	20	21	26	45	60	69	85	140	154
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.97	$0.96	$0.94	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.94	$1.00	$0.98	$0.97	$0.96	$0.94	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	62	89	98	107	121	136	54	—	—
Third Avenue VST FFI Strategies Portfolio (9/29/2000)
Accumulation unit value at beginning of period	$2.54	$2.28	$2.88	$2.56	$2.30	$2.54	$2.45	$2.08	$1.64	$2.10
Accumulation unit value at end of period	$2.46	$2.54	$2.28	$2.88	$2.56	$2.30	$2.54	$2.45	$2.08	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	50	52	54	70	119	152	164	199	230	272
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.73	$0.88	$0.79	$0.54	$0.72	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.01	$0.73	$0.88	$0.79	$0.54	$0.72	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	46	51	52	33	31	24	24	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$2.05	$1.70	$1.87	$1.58	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12
Accumulation unit value at end of period	$2.34	$2.05	$1.70	$1.87	$1.58	$1.51	$1.53	$1.46	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,017	2,358	2,686	2,775	2,660	2,810	3,512	3,263	2,605	2,418
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$2.05	$1.70	$1.87	$1.59	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12
Accumulation unit value at end of period	$2.34	$2.05	$1.70	$1.87	$1.59	$1.51	$1.53	$1.46	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,530	2,657	2,777	3,140	3,475	4,620	5,344	7,159	9,393	10,873
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05
Accumulation unit value at end of period	$1.51	$1.39	$1.26	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	675	685	716	1,053	1,726	2,209	2,281	2,698	4,118	3,714
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05
Accumulation unit value at end of period	$1.51	$1.39	$1.26	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,663	2,086	2,080	2,800	3,853	5,034	5,937	7,897	12,671	13,381
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.12	$0.97	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.12	$0.97	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	30	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.00	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.04	$1.02	$1.04	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.20	$1.08	$1.11	$1.04	$1.02	$1.04	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	214	175	116	258	743	732	259	261	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.16	$1.05	$1.02	$1.05	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.24	$1.10	$1.16	$1.05	$1.02	$1.05	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	654	543	433	485	513	992	1,095	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.32	$1.13	$1.23	$1.06	$1.03	$1.07	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.32	$1.13	$1.23	$1.06	$1.03	$1.07	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,477	6,029	7,313	8,259	9,935	12,729	11,658	4,144	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.29	$1.12	$1.20	$1.05	$1.03	$1.06	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.29	$1.12	$1.20	$1.05	$1.03	$1.06	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,599	4,081	4,985	6,607	7,892	9,514	11,841	4,474	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.72	$1.49	$1.59	$1.42	$1.36	$1.38	$1.33	$1.20	$1.09	$1.10
Accumulation unit value at end of period	$1.93	$1.72	$1.49	$1.59	$1.42	$1.36	$1.38	$1.33	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	7,614	8,055	9,238	9,109	11,506	13,359	15,449	14,217	12,841	10,721
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.72	$1.49	$1.59	$1.42	$1.37	$1.38	$1.33	$1.20	$1.09	$1.10
Accumulation unit value at end of period	$1.93	$1.72	$1.49	$1.59	$1.42	$1.37	$1.38	$1.33	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	20,864	24,202	27,728	35,346	44,730	55,182	63,193	68,668	75,197	82,805

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	19

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.88	$1.60	$1.73	$1.50	$1.44	$1.46	$1.40	$1.21	$1.09	$1.11
Accumulation unit value at end of period	$2.13	$1.88	$1.60	$1.73	$1.50	$1.44	$1.46	$1.40	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,563	4,559	5,124	6,094	7,937	9,044	10,291	10,483	9,367	8,285
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.88	$1.60	$1.73	$1.50	$1.44	$1.46	$1.40	$1.22	$1.09	$1.11
Accumulation unit value at end of period	$2.13	$1.88	$1.60	$1.73	$1.50	$1.44	$1.46	$1.40	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	7,597	8,756	10,051	12,768	15,766	22,800	25,853	38,781	45,332	49,673
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.55	$1.37	$1.44	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07
Accumulation unit value at end of period	$1.70	$1.55	$1.37	$1.44	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,071	1,506	1,944	1,920	3,103	4,219	4,673	5,745	5,719	4,225
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.55	$1.37	$1.44	$1.32	$1.28	$1.30	$1.25	$1.17	$1.08	$1.07
Accumulation unit value at end of period	$1.71	$1.55	$1.37	$1.44	$1.32	$1.28	$1.30	$1.25	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,823	3,969	5,284	6,397	9,221	13,802	15,860	18,794	23,712	26,508
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.17	$1.73	$1.90	$1.59	$1.46	$1.46	$1.32	$1.03	$0.94	$0.98
Accumulation unit value at end of period	$2.52	$2.17	$1.73	$1.90	$1.59	$1.46	$1.46	$1.32	$1.03	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	141	201	225	280	429	564	774	901	1,152	1,545
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$3.60	$3.03	$3.53	$3.32	$2.67	$2.97	$2.93	$2.19	$1.94	$2.05
Accumulation unit value at end of period	$3.72	$3.60	$3.03	$3.53	$3.32	$2.67	$2.97	$2.93	$2.19	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	416	475	539	648	771	1,003	1,201	1,446	1,821	2,293
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.14	$1.00	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.00	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	14	12	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.21	$1.01	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.21	$1.01	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	104	12	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.18	$1.01	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.18	$1.01	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	454	577	283	—	—	—	—	—	—	—
Wanger International (9/29/2000)
Accumulation unit value at beginning of period	$3.09	$2.40	$2.93	$2.22	$2.27	$2.29	$2.41	$1.98	$1.64	$1.94
Accumulation unit value at end of period	$3.51	$3.09	$2.40	$2.93	$2.22	$2.27	$2.29	$2.41	$1.98	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	972	1,083	1,258	1,462	1,725	2,078	2,439	2,845	3,431	4,351
Wanger USA (9/29/2000)
Accumulation unit value at beginning of period	$5.29	$4.07	$4.16	$3.51	$3.11	$3.15	$3.03	$2.28	$1.91	$2.00
Accumulation unit value at end of period	$6.53	$5.29	$4.07	$4.16	$3.51	$3.11	$3.15	$3.03	$2.28	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	915	1,095	1,249	1,456	1,777	2,165	2,561	3,107	3,874	4,825
Wells Fargo VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.81	$2.35	$2.44	$2.19	$2.05	$2.04	$1.74	$1.47	$1.31	$1.24
Accumulation unit value at end of period	$3.25	$2.81	$2.35	$2.44	$2.19	$2.05	$2.04	$1.74	$1.47	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	444	474	492	513	553	698	749	858	1,123	1,265
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.79	$1.45	$1.42	$1.40	$1.49	$1.26	$1.12	$1.29
Accumulation unit value at end of period	$1.76	$1.69	$1.47	$1.79	$1.45	$1.42	$1.40	$1.49	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	234	267	326	349	441	551	628	706	859	1,099
Wells Fargo VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.63	$2.78	$3.02	$2.53	$2.27	$2.36	$2.15	$1.66	$1.45	$1.54
Accumulation unit value at end of period	$4.36	$3.63	$2.78	$3.02	$2.53	$2.27	$2.36	$2.15	$1.66	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	168	189	231	276	362	474	542	597	775	1,053
Wells Fargo VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$3.49	$2.82	$2.81	$2.25	$2.10	$2.18	$2.24	$1.50	$1.40	$1.48
Accumulation unit value at end of period	$5.47	$3.49	$2.82	$2.81	$2.25	$2.10	$2.18	$2.24	$1.50	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	213	227	240	260	315	424	493	634	870	1,068
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.08	$1.14	$1.06	$0.93	$0.99	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.23	$1.08	$1.14	$1.06	$0.93	$0.99	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	36	32	38	35	33	12	12	—	—

20	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.25	$1.11	$1.08	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.15	$1.25	$1.11	$1.08	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	9	9	—	1	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.29	$1.78	$1.99	$1.48	$1.50	$1.48	$1.42	$1.16	$1.04	$1.37
Accumulation unit value at end of period	$3.16	$2.29	$1.78	$1.99	$1.48	$1.50	$1.48	$1.42	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	60	99	109	172	259	353	384	410	419	457
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.52	$2.06	$2.20	$1.87	$1.70	$1.69	$1.56	$1.17	$1.01	$0.96
Accumulation unit value at end of period	$2.56	$2.52	$2.06	$2.20	$1.87	$1.70	$1.69	$1.56	$1.17	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	130	141	156	183	200	313	346	331	290	297
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.92	$0.79	$1.04	$0.84	$0.85	$0.84	$0.90	$0.74	$0.66	$0.82
Accumulation unit value at end of period	$0.93	$0.92	$0.79	$1.04	$0.84	$0.85	$0.84	$0.90	$0.74	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	505	542	616	780	1,093	1,198	1,305	1,374	1,565	1,876
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$3.79	$2.85	$2.81	$2.15	$2.12	$1.93	$1.71	$1.26	$1.09	$1.14
Accumulation unit value at end of period	$5.08	$3.79	$2.85	$2.81	$2.15	$2.12	$1.93	$1.71	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	67	91	121	169	218	237	212	221	207	94
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.96	$0.80	$1.00	$1.02	$0.73	$1.18	$1.07	$1.00	—	—
Accumulation unit value at end of period	$0.71	$0.96	$0.80	$1.00	$1.02	$0.73	$1.18	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	224	282	365	463	516	217	161	41	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$3.13	$2.44	$2.83	$2.56	$2.11	$2.16	$1.87	$1.45	$1.26	$1.28
Accumulation unit value at end of period	$3.13	$3.13	$2.44	$2.83	$2.56	$2.11	$2.16	$1.87	$1.45	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	201	258	329	461	705	901	929	1,126	1,124	1,186
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$3.67	$2.75	$2.76	$2.11	$2.04	$1.94	$1.78	$1.31	$1.16	$1.16
Accumulation unit value at end of period	$5.43	$3.67	$2.75	$2.76	$2.11	$2.04	$1.94	$1.78	$1.31	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	110	94	98	173	214	293	333	379	422	460
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.42	$1.93	$2.14	$1.99	$1.67	$1.75	$1.57	$1.20	$1.06	$1.06
Accumulation unit value at end of period	$2.42	$2.42	$1.93	$2.14	$1.99	$1.67	$1.75	$1.57	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	400	553	738	1,061	1,615	1,931	2,021	2,219	2,346	1,964
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.23	$1.34	$1.19	$1.16	$1.18	$1.17	$1.03	$1.00	—
Accumulation unit value at end of period	$1.72	$1.44	$1.23	$1.34	$1.19	$1.16	$1.18	$1.17	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	91	76	172	190	309	893	363	431	57	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.98	$2.37	$2.31	$1.87	$1.79	$1.88	$1.83	$1.25	$1.06	$1.05
Accumulation unit value at end of period	$4.23	$2.98	$2.37	$2.31	$1.87	$1.79	$1.88	$1.83	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	74	80	92	125	324	381	419	407	251	243
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.24	$1.84	$1.97	$1.74	$1.64	$1.63	$1.49	$1.24	$1.09	$1.08
Accumulation unit value at end of period	$2.61	$2.24	$1.84	$1.97	$1.74	$1.64	$1.63	$1.49	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	790	916	1,121	1,069	919	611	488	513	486	549
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.56	$0.52	$0.61	$0.61	$0.55	$0.72	$0.93	$1.00	—	—
Accumulation unit value at end of period	$0.54	$0.56	$0.52	$0.61	$0.61	$0.55	$0.72	$0.93	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	38	51	60	112	22	57	11	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.12	$1.61	$1.79	$1.49	$1.38	$1.36	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.57	$2.12	$1.61	$1.79	$1.49	$1.38	$1.36	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	121	123	139	143	78	67	34	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.31	$2.68	$2.81	$2.29	$2.14	$2.14	$1.88	$1.42	$1.26	$1.21
Accumulation unit value at end of period	$3.73	$3.31	$2.68	$2.81	$2.29	$2.14	$2.14	$1.88	$1.42	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	23	24	2	3	1	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.69	$2.18	$2.28	$1.85	$1.73	$1.73	$1.52	$1.14	$1.01	$0.97
Accumulation unit value at end of period	$3.04	$2.69	$2.18	$2.28	$1.85	$1.73	$1.73	$1.52	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	44	59	63	72	134	171	156	153	121	130

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	21

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.46	$2.00	$2.15	$1.90	$1.69	$1.75	$1.61	$1.28	$1.14	$1.21
Accumulation unit value at end of period	$2.46	$2.46	$2.00	$2.15	$1.90	$1.69	$1.75	$1.61	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	38	46	46	47	49	49	66	75	47	20
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.17	$1.76	$1.89	$1.67	$1.48	$1.54	$1.41	$1.12	$0.99	$1.05
Accumulation unit value at end of period	$2.17	$2.17	$1.76	$1.89	$1.67	$1.48	$1.54	$1.41	$1.12	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	695	813	943	1,211	1,549	1,872	2,251	2,535	2,800	3,667
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	$1.09	$0.98	$0.89	$0.91	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.11	$1.00	$1.09	$0.98	$0.89	$0.91	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	79	80	52	22	17	29	26	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.14	$1.46	$1.00	$0.97	$1.07	$1.11	$1.14	$0.95	$1.22
Accumulation unit value at end of period	$1.95	$1.48	$1.14	$1.46	$1.00	$0.97	$1.07	$1.11	$1.14	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	36	39	38	25	34	34	33	21	15	15
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.05	$1.57	$2.02	$1.38	$1.33	$1.47	$1.52	$1.56	$1.31	$1.67
Accumulation unit value at end of period	$2.70	$2.05	$1.57	$2.02	$1.38	$1.33	$1.47	$1.52	$1.56	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	376	493	595	695	809	912	1,007	1,084	1,152	1,312
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.93	$0.99	$0.94	$0.96	$1.04	$1.04	$1.14	$1.08	$1.04
Accumulation unit value at end of period	$1.05	$1.02	$0.93	$0.99	$0.94	$0.96	$1.04	$1.04	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	59	133	134	132	108	104	90	121	136	81
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.14	$1.22	$1.16	$1.19	$1.28	$1.28	$1.40	$1.32	$1.27
Accumulation unit value at end of period	$1.31	$1.26	$1.14	$1.22	$1.16	$1.19	$1.28	$1.28	$1.40	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	298	345	400	508	638	722	774	973	1,503	1,639
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.94	$0.95	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.95	$0.94	$0.94	$0.95	$0.96	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	322	291	303	145	104	114	57	42	57	69
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.05
Accumulation unit value at end of period	$1.01	$1.01	$1.00	$1.00	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,141	1,271	1,376	1,213	1,545	1,403	1,048	1,244	1,527	2,527
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.52	$1.59	$1.51	$1.37	$1.40	$1.36	$1.30	$1.13	$1.08
Accumulation unit value at end of period	$1.85	$1.75	$1.52	$1.59	$1.51	$1.37	$1.40	$1.36	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	146	149	165	162	125	125	123	139	123	47
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.26	$1.95	$2.05	$1.94	$1.76	$1.79	$1.74	$1.66	$1.44	$1.38
Accumulation unit value at end of period	$2.39	$2.26	$1.95	$2.05	$1.94	$1.76	$1.79	$1.74	$1.66	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	221	255	334	518	576	671	653	781	873	765
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.48	$1.56	$1.48	$1.35	$1.37	$1.34	$1.28	$1.13	$1.07
Accumulation unit value at end of period	$1.79	$1.71	$1.48	$1.56	$1.48	$1.35	$1.37	$1.34	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	54	77	74	63	62	714	717	877	67	67
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.20	$1.91	$2.01	$1.90	$1.73	$1.76	$1.71	$1.65	$1.45	$1.37
Accumulation unit value at end of period	$2.31	$2.20	$1.91	$2.01	$1.90	$1.73	$1.76	$1.71	$1.65	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	491	613	649	758	932	591	694	828	1,286	1,546
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.21	$1.22	$1.19	$1.15	$1.16	$1.11	$1.14	$1.07	$1.02
Accumulation unit value at end of period	$1.46	$1.31	$1.21	$1.22	$1.19	$1.15	$1.16	$1.11	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	117	118	121	121	114	108	96	142	204	118
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.59	$1.47	$1.48	$1.44	$1.39	$1.40	$1.34	$1.38	$1.30	$1.22
Accumulation unit value at end of period	$1.77	$1.59	$1.47	$1.48	$1.44	$1.39	$1.40	$1.34	$1.38	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	1,074	1,084	1,292	1,534	2,080	2,091	2,293	3,020	5,137	5,199
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.51	$2.62	$2.75	$2.17	$2.17	$2.01	$1.78	$1.38	$1.16	$1.21
Accumulation unit value at end of period	$4.68	$3.51	$2.62	$2.75	$2.17	$2.17	$2.01	$1.78	$1.38	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	8	9	9	9	10	10	38	8	—	—

22	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$3.03	$2.25	$2.37	$1.86	$1.86	$1.72	$1.52	$1.18	$0.99	$1.03
Accumulation unit value at end of period	$4.04	$3.03	$2.25	$2.37	$1.86	$1.86	$1.72	$1.52	$1.18	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	88	102	116	135	301	352	352	308	337	190
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.92	$2.25	$2.38	$1.98	$1.79	$1.79	$1.60	$1.22	$1.07	$1.06
Accumulation unit value at end of period	$3.41	$2.92	$2.25	$2.38	$1.98	$1.79	$1.79	$1.60	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	685	666	676	590	538	454	323	332	260	553
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.09	$1.10	$1.09	$1.04	$1.08	$1.08	$1.08	$1.02	$1.01
Accumulation unit value at end of period	$1.21	$1.16	$1.09	$1.10	$1.09	$1.04	$1.08	$1.08	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	363	362	779	928	596	344	2,111	116	12	12
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.23	$1.04	$1.10	$1.00	$0.98	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.23	$1.04	$1.10	$1.00	$0.98	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	168	112	103	121	143	19	8	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.63	$1.97	$2.09	$1.72	$1.70	$1.62	$1.53	$1.18	$1.07	$1.27
Accumulation unit value at end of period	$3.52	$2.63	$1.97	$2.09	$1.72	$1.70	$1.62	$1.53	$1.18	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	4	4	4	4	4	4	4
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.95	$2.21	$2.34	$1.92	$1.90	$1.81	$1.70	$1.31	$1.19	$1.41
Accumulation unit value at end of period	$3.96	$2.95	$2.21	$2.34	$1.92	$1.90	$1.81	$1.70	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	16	14	21	19	40	54	50	42	75	83
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.33	$1.61	$1.28	$1.38	$1.32	$1.46	$1.21	$1.04	$1.19
Accumulation unit value at end of period	$1.78	$1.65	$1.33	$1.61	$1.28	$1.38	$1.32	$1.46	$1.21	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	12	22	30	35	27	22	22	18	21	12
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.24	$1.50	$1.19	$1.27	$1.22	$1.35	$1.11	$0.95	$1.10
Accumulation unit value at end of period	$1.66	$1.54	$1.24	$1.50	$1.19	$1.27	$1.22	$1.35	$1.11	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	191	211	274	306	429	169	167	148	142	296
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.01	$2.40	$2.76	$2.31	$1.95	$2.07	$1.88	$1.37	$1.17	$1.20
Accumulation unit value at end of period	$3.18	$3.01	$2.40	$2.76	$2.31	$1.95	$2.07	$1.88	$1.37	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	—	—	8	51	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.59	$2.06	$2.37	$1.98	$1.67	$1.77	$1.60	$1.17	$1.00	$1.03
Accumulation unit value at end of period	$2.75	$2.59	$2.06	$2.37	$1.98	$1.67	$1.77	$1.60	$1.17	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	25	61	88	114	130	151	184	167	207	200
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.71	$2.09	$2.43	$2.16	$1.92	$2.04	$1.83	$1.34	$1.15	$1.26
Accumulation unit value at end of period	$2.89	$2.71	$2.09	$2.43	$2.16	$1.92	$2.04	$1.83	$1.34	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	6	26	29	36	40	40	40	44	47	40
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.46	$1.89	$2.20	$1.96	$1.73	$1.84	$1.65	$1.21	$1.03	$1.14
Accumulation unit value at end of period	$2.62	$2.46	$1.89	$2.20	$1.96	$1.73	$1.84	$1.65	$1.21	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	104	122	144	195	269	347	433	479	462	556
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.51	$2.15	$2.49	$2.24	$1.99	$2.08	$1.98	$1.35	$1.15	$1.27
Accumulation unit value at end of period	$2.71	$2.51	$2.15	$2.49	$2.24	$1.99	$2.08	$1.98	$1.35	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	4	4	4	4	4	4	4
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.29	$1.97	$2.27	$2.04	$1.81	$1.89	$1.79	$1.22	$1.04	$1.15
Accumulation unit value at end of period	$2.48	$2.29	$1.97	$2.27	$2.04	$1.81	$1.89	$1.79	$1.22	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	24	31	32	32	125	135	153	158	37	57
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.18	$1.13	$1.04	$1.07	$1.04	$1.05	$0.95	$1.00
Accumulation unit value at end of period	$1.35	$1.27	$1.17	$1.18	$1.13	$1.04	$1.07	$1.04	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	84	77	76	76	62	46	22	57	116	52
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.08	$1.07	$1.05	$1.03	$1.03	$0.98	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.19	$1.14	$1.08	$1.07	$1.05	$1.03	$1.03	$0.98	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	62	62	64	64	65	65	65	104	104	47

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	23

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.20	$1.19	$1.16	$1.14	$1.14	$1.09	$1.12	$1.11	$1.10
Accumulation unit value at end of period	$1.32	$1.27	$1.20	$1.19	$1.16	$1.14	$1.14	$1.09	$1.12	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	263	288	284	308	388	531	581	847	1,314	1,875
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.49	$0.46	$0.53	$0.53	$0.47	$0.64	$0.78	$0.87	$0.90	$1.04
Accumulation unit value at end of period	$0.48	$0.49	$0.46	$0.53	$0.53	$0.47	$0.64	$0.78	$0.87	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	259	301	403	415	476	448	582	645	646	751
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.15	$1.18	$1.14	$1.11	$1.12	$1.07	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.34	$1.25	$1.15	$1.18	$1.14	$1.11	$1.12	$1.07	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	11	70	71	71	63	66	68	67	56	57
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.23	$1.24	$1.23	$1.14	$1.17	$1.09	$1.16	$1.11	$1.02
Accumulation unit value at end of period	$1.41	$1.31	$1.23	$1.24	$1.23	$1.14	$1.17	$1.09	$1.16	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	85	83	82	82	63	64	70	139	148	58
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.53	$1.43	$1.45	$1.43	$1.33	$1.36	$1.26	$1.35	$1.29	$1.18
Accumulation unit value at end of period	$1.66	$1.53	$1.43	$1.45	$1.43	$1.33	$1.36	$1.26	$1.35	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	430	522	665	770	918	1,160	1,247	1,549	2,925	3,019
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.59	$1.70	$1.62	$1.56	$1.60	$1.41	$1.38	$1.07	$1.20
Accumulation unit value at end of period	$1.87	$1.99	$1.59	$1.70	$1.62	$1.56	$1.60	$1.41	$1.38	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	26	24	33	38	48	44	31	21	20	11
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.21	$1.04	$1.26	$1.02	$0.99	$1.04	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.21	$1.04	$1.26	$1.02	$0.99	$1.04	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126	156	115	144	42	5	5	5	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.76	$1.35	$1.40	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.31	$1.76	$1.35	$1.40	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	735	933	1,150	1,449	1,820	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.64	$2.79	$2.89	$2.20	$2.10	$1.92	$1.72	$1.34	$1.19	$1.21
Accumulation unit value at end of period	$4.74	$3.64	$2.79	$2.89	$2.20	$2.10	$1.92	$1.72	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	13	13	13	6	6	6	5
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.41	$2.60	$2.65	$2.05	$2.12	$2.02	$1.85	$1.37	$1.22	$1.23
Accumulation unit value at end of period	$4.63	$3.41	$2.60	$2.65	$2.05	$2.12	$2.02	$1.85	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	11	12	13	13	9	9	15	19	19	21
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.84	$2.21	$2.48	$2.14	$1.89	$1.93	$1.77	$1.31	$1.14	$1.16
Accumulation unit value at end of period	$2.91	$2.84	$2.21	$2.48	$2.14	$1.89	$1.93	$1.77	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	30	48	49	55	57	57	52	53	25	29
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.31	$2.63	$2.59	$1.97	$1.93	$1.83	$1.72	$1.33	$1.20	$1.24
Accumulation unit value at end of period	$5.76	$3.31	$2.63	$2.59	$1.97	$1.93	$1.83	$1.72	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	6	8	8	21	21	21	22	22	22	20
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.48	$1.98	$2.20	$1.92	$1.70	$1.87	$1.72	$1.36	$1.20	$1.17
Accumulation unit value at end of period	$2.51	$2.48	$1.98	$2.20	$1.92	$1.70	$1.87	$1.72	$1.36	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	13	1	1	1	1	1	2	2	2	5
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.09	$1.07	$1.05	$1.06	$1.02	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.26	$1.17	$1.08	$1.09	$1.07	$1.05	$1.06	$1.02	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	19	39	40	35	31	32	35	34	28	27
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.02	$2.38	$2.68	$2.34	$1.96	$1.97	$1.78	$1.32	$1.14	$1.23
Accumulation unit value at end of period	$3.23	$3.02	$2.38	$2.68	$2.34	$1.96	$1.97	$1.78	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	23	25	26	25	19	11	7	13	7	8
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$3.02	$2.38	$2.67	$2.32	$1.94	$1.96	$1.76	$1.31	$1.13	$1.21
Accumulation unit value at end of period	$3.23	$3.02	$2.38	$2.67	$2.32	$1.94	$1.96	$1.76	$1.31	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	65	70	92	85	80	80	70	78	110	90

24	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$1.00	$1.00	$1.01	$1.01	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.05	$1.02	$1.00	$1.00	$1.00	$1.00	$1.01	$1.01	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	325	351	543	558	567	431	312	4	2	5
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.06	$2.17	$2.27	$1.87	$1.82	$1.90	$1.75	$1.38	$1.20	$1.19
Accumulation unit value at end of period	$3.85	$3.06	$2.17	$2.27	$1.87	$1.82	$1.90	$1.75	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	15	15	16	15	16	16	18	20	11	3
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$0.94	$1.05	$0.99	$0.95	$1.02	$1.00	$1.00	$1.00	—
Accumulation unit value at end of period	$1.11	$1.07	$0.94	$1.05	$0.99	$0.95	$1.02	$1.00	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	28	37	32	55	61	42	20	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.38	$1.39	$1.36	$1.26	$1.28	$1.29	$1.25	$1.17	$1.15
Accumulation unit value at end of period	$1.48	$1.47	$1.38	$1.39	$1.36	$1.26	$1.28	$1.29	$1.25	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	427	580	669	792	1,074	1,133	1,228	1,567	1,404	1,593
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.84	$2.18	$2.35	$1.95	$1.83	$1.84	$1.66	$1.28	$1.11	$1.15
Accumulation unit value at end of period	$3.66	$2.84	$2.18	$2.35	$1.95	$1.83	$1.84	$1.66	$1.28	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,055	1,380	1,616	2,016	2,744	3,404	3,620	4,019	4,288	4,252
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.57	$2.11	$2.49	$2.09	$1.88	$1.93	$1.83	$1.36	$1.20	$1.35
Accumulation unit value at end of period	$3.01	$2.57	$2.11	$2.49	$2.09	$1.88	$1.93	$1.83	$1.36	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	583	880	1,030	1,313	1,664	2,047	2,182	2,422	2,667	2,856
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.26	$1.50	$1.16	$1.24	$1.21	$1.33	$1.03	$0.86	$1.05
Accumulation unit value at end of period	$1.83	$1.60	$1.26	$1.50	$1.16	$1.24	$1.21	$1.33	$1.03	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	273	322	353	446	608	735	946	980	781	959
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.12	$1.05	$0.98	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.18	$1.08	$1.12	$1.05	$0.98	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	258	235	264	230	134	151	660	2,093	—	—
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.07	$1.16	$1.06	$1.06	$1.06	$0.93	$0.92	$0.73	$0.78
Accumulation unit value at end of period	$1.22	$1.30	$1.07	$1.16	$1.06	$1.06	$1.06	$0.93	$0.92	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	232	346	425	547	804	881	1,142	1,218	1,097	862
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.26	$1.16	$1.02	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.37	$1.19	$1.26	$1.16	$1.02	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	80	140	140	123	231	1,421	580	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.92	$1.58	$1.76	$1.63	$1.42	$1.51	$1.42	$1.12	$0.98	$1.00
Accumulation unit value at end of period	$1.81	$1.92	$1.58	$1.76	$1.63	$1.42	$1.51	$1.42	$1.12	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	409	448	526	647	820	1,021	1,153	1,263	1,385	1,583
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.54	$2.03	$2.35	$2.14	$1.66	$1.80	$1.81	$1.34	$1.14	$1.20
Accumulation unit value at end of period	$2.65	$2.54	$2.03	$2.35	$2.14	$1.66	$1.80	$1.81	$1.34	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	304	340	377	482	612	891	1,204	1,314	1,364	1,289
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.94	$0.87	$0.95	$0.91	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.94	$0.87	$0.95	$0.91	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.63	$2.12	$2.28	$1.85	$1.69	$1.70	$1.48	$1.08	$0.95	$0.92
Accumulation unit value at end of period	$3.07	$2.63	$2.12	$2.28	$1.85	$1.69	$1.70	$1.48	$1.08	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	169	196	206	219	338	369	383	405	378	330
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.49	$1.91	$2.22	$1.64	$1.66	$1.62	$1.60	$1.27	$1.06	$1.17
Accumulation unit value at end of period	$3.14	$2.49	$1.91	$2.22	$1.64	$1.66	$1.62	$1.60	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	269	285	311	402	518	668	862	944	904	1,019

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	25

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.49	$1.57	$1.50	$1.42	$1.47	$1.45	$1.46	$1.30	$1.31
Accumulation unit value at end of period	$1.67	$1.63	$1.49	$1.57	$1.50	$1.42	$1.47	$1.45	$1.46	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	857	1,013	1,125	1,286	1,573	2,088	2,682	4,677	4,369	4,659
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$1.29	$0.99	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.29	$0.99	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	125	134	337	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.72	$2.17	$2.45	$2.17	$1.86	$2.00	$1.80	$1.29	$1.11	$1.15
Accumulation unit value at end of period	$3.23	$2.72	$2.17	$2.45	$2.17	$1.86	$2.00	$1.80	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	125	165	167	230	258	303	286	316	340	364
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.45	$1.81	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	$1.00	—
Accumulation unit value at end of period	$3.45	$2.45	$1.81	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	22	17	28	47	78	89	102	126	132	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.09	$1.18	$1.08	$0.98	$1.03	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.24	$1.09	$1.18	$1.08	$0.98	$1.03	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	73	76	83	112	21	52	78	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.29	$1.85	$2.13	$1.83	$1.58	$1.69	$1.57	$1.16	$0.99	$1.02
Accumulation unit value at end of period	$2.25	$2.29	$1.85	$2.13	$1.83	$1.58	$1.69	$1.57	$1.16	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	191	242	261	287	333	418	439	690	624	906
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.17	$1.75	$1.92	$1.78	$1.57	$1.56	$1.39	$1.08	$0.92	$1.00
Accumulation unit value at end of period	$2.15	$2.17	$1.75	$1.92	$1.78	$1.57	$1.56	$1.39	$1.08	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	181	261	298	365	439	405	427	453	456	525
Invesco V.I. Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$3.01	$2.29	$2.30	$2.01	$2.29	$2.25	$1.90	$1.37	$1.14	$1.11
Accumulation unit value at end of period	$3.40	$3.01	$2.29	$2.30	$2.01	$2.29	$2.25	$1.90	$1.37	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	102	164	184	222	391	495	418	424	484	527
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.85	$1.46	$1.73	$1.43	$1.45	$1.50	$1.51	$1.28	$1.12	$1.22
Accumulation unit value at end of period	$2.09	$1.85	$1.46	$1.73	$1.43	$1.45	$1.50	$1.51	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	213	298	417	527	808	901	666	698	611	858
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.09	$1.16	$0.99	$1.03	$1.13	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.32	$1.09	$1.16	$0.99	$1.03	$1.13	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	41	43	28	38	55	78	62	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.20	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	147	217	11	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.05	$1.03	$1.01	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.12	$1.03	$1.05	$1.03	$1.01	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	105	15	64	107	84	103	12	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.58	$1.93	$2.00	$1.58	$1.59	$1.53	$1.37	$1.06	$0.90	$0.97
Accumulation unit value at end of period	$3.40	$2.58	$1.93	$2.00	$1.58	$1.59	$1.53	$1.37	$1.06	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	217	309	356	485	661	848	1,054	1,274	1,649	2,266
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.50	$1.28	$1.38	$1.16	$1.13	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.50	$1.28	$1.38	$1.16	$1.13	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	9	9	19	31	31	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.80	$1.30	$1.30	$1.03	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.18	$1.80	$1.30	$1.30	$1.03	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	298	363	376	420	630	749	—	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$2.88	$2.33	$2.33	$2.05	$1.86	$2.20	$1.97	$1.65	$1.47	$1.40
Accumulation unit value at end of period	$3.02	$2.88	$2.33	$2.33	$2.05	$1.86	$2.20	$1.97	$1.65	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	186	232	279	333	427	497	611	704	827	920

26	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$3.61	$2.60	$2.37	$1.73	$1.91	$2.05	$2.03	$1.49	$1.38	$1.50
Accumulation unit value at end of period	$9.02	$3.61	$2.60	$2.37	$1.73	$1.91	$2.05	$2.03	$1.49	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	83	61	62	88	152	200	257	261	308	366
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.39	$1.53	$1.40	$1.37	$1.40	$1.24	$1.22	$0.95	$1.06
Accumulation unit value at end of period	$1.37	$1.63	$1.39	$1.53	$1.40	$1.37	$1.40	$1.24	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	177	210	271	358	568	682	648	761	715	780
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.53	$1.21	$1.47	$1.17	$1.20	$1.19	$1.24	$1.06	$0.91	$1.04
Accumulation unit value at end of period	$1.71	$1.53	$1.21	$1.47	$1.17	$1.20	$1.19	$1.24	$1.06	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	90	95	112	104	271	263	168	204	284	394
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$2.71	$2.18	$2.34	$1.99	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19
Accumulation unit value at end of period	$3.21	$2.71	$2.18	$2.34	$1.99	$1.83	$1.86	$1.70	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	26	41	56	99	113	127	162	224	203	175
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.02	$0.89	$0.97	$0.91	$0.93	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.02	$0.89	$0.97	$0.91	$0.93	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	8	33	22	8	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.53	$1.63	$1.45	$1.29	$1.44	$1.44	$1.45	$1.28	$1.26
Accumulation unit value at end of period	$1.81	$1.69	$1.53	$1.63	$1.45	$1.29	$1.44	$1.44	$1.45	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	302	458	611	703	834	1,087	1,453	2,122	2,816	2,795
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.05	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.41	$1.22	$1.05	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	30	32	32	32	10	20	3	3	3	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.04	$1.01	$0.99	$1.00	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.11	$1.03	$1.04	$1.01	$0.99	$1.00	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	194	198	110	91	86	40	40	20	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$0.97	$0.96	$0.94	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.99	$0.98	$0.97	$0.96	$0.94	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	172	171	173	169	196	169	47	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.73	$0.87	$0.79	$0.54	$0.71	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.00	$0.73	$0.87	$0.79	$0.54	$0.71	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	83	122	106	30	23	28	28	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$2.03	$1.68	$1.86	$1.57	$1.50	$1.52	$1.46	$1.22	$1.08	$1.12
Accumulation unit value at end of period	$2.31	$2.03	$1.68	$1.86	$1.57	$1.50	$1.52	$1.46	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5,176	5,519	9,692	10,775	12,479	14,383	14,525	16,639	14,124	13,318
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$2.03	$1.68	$1.86	$1.58	$1.50	$1.53	$1.46	$1.22	$1.08	$1.12
Accumulation unit value at end of period	$2.32	$2.03	$1.68	$1.86	$1.58	$1.50	$1.53	$1.46	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	7,851	8,850	10,914	13,321	16,673	18,427	20,503	28,537	32,697	38,062
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.25	$1.30	$1.22	$1.19	$1.20	$1.17	$1.14	$1.07	$1.05
Accumulation unit value at end of period	$1.49	$1.38	$1.25	$1.30	$1.22	$1.19	$1.20	$1.17	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,146	6,008	6,073	6,442	7,327	7,279	7,504	9,027	12,696	11,924
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.25	$1.30	$1.22	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05
Accumulation unit value at end of period	$1.49	$1.38	$1.25	$1.30	$1.22	$1.19	$1.20	$1.16	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7,597	7,291	8,818	12,197	19,632	17,327	17,214	23,394	38,206	42,300
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.12	$0.97	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.12	$0.97	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	7	7	13	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.17	$1.00	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	10	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	27

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.11	$1.04	$1.02	$1.04	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.19	$1.07	$1.11	$1.04	$1.02	$1.04	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,012	1,177	752	766	1,015	952	609	290	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.15	$1.04	$1.02	$1.05	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.23	$1.09	$1.15	$1.04	$1.02	$1.05	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,518	2,520	2,509	3,057	3,742	2,639	2,852	739	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.31	$1.12	$1.23	$1.05	$1.03	$1.07	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.31	$1.12	$1.23	$1.05	$1.03	$1.07	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39,343	44,451	55,493	65,260	72,631	78,901	72,940	29,502	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.28	$1.11	$1.19	$1.05	$1.03	$1.06	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.28	$1.11	$1.19	$1.05	$1.03	$1.06	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,535	32,026	37,949	45,557	50,151	51,457	54,126	24,449	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.70	$1.48	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09
Accumulation unit value at end of period	$1.91	$1.70	$1.48	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	62,342	66,969	70,595	71,022	74,199	75,641	77,343	80,414	81,743	64,312
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.71	$1.48	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09
Accumulation unit value at end of period	$1.91	$1.71	$1.48	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	108,630	124,733	150,160	176,858	204,097	226,393	244,975	258,461	267,004	260,157
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.86	$1.58	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11
Accumulation unit value at end of period	$2.11	$1.86	$1.58	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	29,829	33,939	38,248	43,548	48,711	53,188	55,428	61,207	58,700	50,434
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.87	$1.59	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11
Accumulation unit value at end of period	$2.11	$1.87	$1.59	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	27,104	35,633	46,312	57,151	69,769	82,745	90,057	125,022	140,113	157,906
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.53	$1.36	$1.43	$1.31	$1.27	$1.29	$1.24	$1.17	$1.08	$1.07
Accumulation unit value at end of period	$1.69	$1.53	$1.36	$1.43	$1.31	$1.27	$1.29	$1.24	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	14,083	14,365	11,972	13,218	13,500	14,114	15,657	17,601	21,652	15,493
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.53	$1.36	$1.43	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07
Accumulation unit value at end of period	$1.69	$1.53	$1.36	$1.43	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	20,386	22,040	26,236	32,517	37,740	43,141	48,921	58,430	75,889	72,637
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.14	$1.15	$1.12	$1.11	$1.11	$1.07	$1.10	$1.06	$1.01
Accumulation unit value at end of period	$1.31	$1.22	$1.14	$1.15	$1.12	$1.11	$1.11	$1.07	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	72	26	21	3	3	9
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.52	$2.01	$2.21	$1.86	$1.71	$1.72	$1.55	$1.22	$1.11	$1.16
Accumulation unit value at end of period	$2.91	$2.52	$2.01	$2.21	$1.86	$1.71	$1.72	$1.55	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	9	10	10	3	3	3	7
Variable Portfolio – Partners Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.20	$1.76	$1.93	$1.62	$1.49	$1.49	$1.35	$1.06	$0.97	$1.01
Accumulation unit value at end of period	$2.55	$2.20	$1.76	$1.93	$1.62	$1.49	$1.49	$1.35	$1.06	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	169	207	235	280	387	479	593	799	947	1,428
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.27	$1.53	$1.27	$1.32	$1.34	$1.45	$1.21	$1.01	$1.17
Accumulation unit value at end of period	$1.64	$1.49	$1.27	$1.53	$1.27	$1.32	$1.34	$1.45	$1.21	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	3
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.33	$1.66	$1.32	$1.38	$1.43	$1.44	$1.22	$1.07	$1.16
Accumulation unit value at end of period	$2.02	$1.67	$1.33	$1.66	$1.32	$1.38	$1.43	$1.44	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	10	29	32	50	76	71	79	70	65	67
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.18	$1.44	$1.16	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18
Accumulation unit value at end of period	$1.26	$1.32	$1.18	$1.44	$1.16	$1.08	$1.18	$1.29	$1.09	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	57	83	77	75	34	33	32	30	32	35

28	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.52	$2.10	$2.23	$1.90	$1.80	$1.92	$1.94	$1.40	$1.27	$1.29
Accumulation unit value at end of period	$3.46	$2.52	$2.10	$2.23	$1.90	$1.80	$1.92	$1.94	$1.40	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	1	1	1	2
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.12	$1.79	$2.09	$1.97	$1.59	$1.77	$1.75	$1.31	$1.17	$1.23
Accumulation unit value at end of period	$2.19	$2.12	$1.79	$2.09	$1.97	$1.59	$1.77	$1.75	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	20	38	39	39	43	43	44	48	57	59
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.16	$1.82	$2.12	$2.00	$1.61	$1.79	$1.77	$1.32	$1.17	$1.24
Accumulation unit value at end of period	$2.23	$2.16	$1.82	$2.12	$2.00	$1.61	$1.79	$1.77	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	160	170	180	203	289	337	448	597	755	1,091
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.23	$1.08	$1.11	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.23	$1.08	$1.11	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	32	9	176	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.38	$1.16	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,895	3,520	2,635	1,643	436	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.30	$1.12	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.30	$1.12	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,267	4,919	1,108	257	225	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$2.23	$1.73	$2.12	$1.61	$1.64	$1.65	$1.75	$1.44	$1.19	$1.41
Accumulation unit value at end of period	$2.52	$2.23	$1.73	$2.12	$1.61	$1.64	$1.65	$1.75	$1.44	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	336	438	536	724	815	1,044	1,266	1,411	1,543	1,820
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$3.17	$2.44	$2.50	$2.11	$1.87	$1.90	$1.83	$1.38	$1.16	$1.21
Accumulation unit value at end of period	$3.91	$3.17	$2.44	$2.50	$2.11	$1.87	$1.90	$1.83	$1.38	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	275	407	546	888	1,201	1,605	1,582	1,739	1,938	2,126
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.40	$1.14	$1.11	$1.10	$1.17	$0.99	$0.88	$1.02
Accumulation unit value at end of period	$1.37	$1.32	$1.15	$1.40	$1.14	$1.11	$1.10	$1.17	$0.99	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	183	235	305	356	254	301	303	397	495	830
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$3.05	$2.34	$2.54	$2.13	$1.91	$1.99	$1.82	$1.40	$1.22	$1.31
Accumulation unit value at end of period	$3.66	$3.05	$2.34	$2.54	$2.13	$1.91	$1.99	$1.82	$1.40	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	76	121	134	175	186	241	298	330	331	351
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$3.56	$2.87	$2.86	$2.29	$2.15	$2.23	$2.29	$1.54	$1.44	$1.52
Accumulation unit value at end of period	$5.57	$3.56	$2.87	$2.86	$2.29	$2.15	$2.23	$2.29	$1.54	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	114	125	140	220	275	314	345	370	454	531
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.14	$1.06	$0.92	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.22	$1.08	$1.14	$1.06	$0.92	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	17	19	25	32	25	40	—	—	—

Variable account charges of 0.95% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.25	$1.10	$1.08	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.15	$1.25	$1.10	$1.08	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	107	99	41	36	26	23	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$2.08	$1.62	$1.81	$1.34	$1.37	$1.35	$1.30	$1.07	$0.95	$1.25
Accumulation unit value at end of period	$2.87	$2.08	$1.62	$1.81	$1.34	$1.37	$1.35	$1.30	$1.07	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	32	33	44	53	78	84	73	82	90	114
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$2.73	$2.23	$2.39	$2.03	$1.85	$1.84	$1.70	$1.27	$1.10	$1.04
Accumulation unit value at end of period	$2.77	$2.73	$2.23	$2.39	$2.03	$1.85	$1.84	$1.70	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	430	491	609	663	730	921	1,096	1,262	1,374	1,662

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	29

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.84	$1.59	$2.08	$1.68	$1.71	$1.69	$1.82	$1.50	$1.32	$1.66
Accumulation unit value at end of period	$1.86	$1.84	$1.59	$2.08	$1.68	$1.71	$1.69	$1.82	$1.50	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	526	577	655	749	937	1,154	1,378	1,516	1,774	2,344
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.99	$3.00	$2.96	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21
Accumulation unit value at end of period	$5.34	$3.99	$3.00	$2.96	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	365	242	186	162	97	75	29	8	8	8
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$0.80	$0.99	$1.01	$0.73	$1.18	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.71	$0.95	$0.80	$0.99	$1.01	$0.73	$1.18	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	645	547	563	568	774	398	327	35	—	—
American Century VP International, Class I (9/29/2000)
Accumulation unit value at beginning of period	$1.49	$1.17	$1.40	$1.07	$1.15	$1.15	$1.23	$1.01	$0.84	$0.97
Accumulation unit value at end of period	$1.86	$1.49	$1.17	$1.40	$1.07	$1.15	$1.15	$1.23	$1.01	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	76	106	117	119	146	161	208	213	236	319
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.04	$1.61	$1.91	$1.48	$1.58	$1.58	$1.70	$1.40	$1.17	$1.34
Accumulation unit value at end of period	$2.54	$2.04	$1.61	$1.91	$1.48	$1.58	$1.58	$1.70	$1.40	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	159	162	173	204	239	275	344	417	535	596
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.47	$1.93	$2.24	$2.03	$1.67	$1.71	$1.49	$1.16	$1.00	$1.02
Accumulation unit value at end of period	$2.47	$2.47	$1.93	$2.24	$2.03	$1.67	$1.71	$1.49	$1.16	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	95	121	168	271	376	430	491	494	493	522
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$3.28	$2.46	$2.47	$1.89	$1.83	$1.74	$1.60	$1.18	$1.05	$1.05
Accumulation unit value at end of period	$4.86	$3.28	$2.46	$2.47	$1.89	$1.83	$1.74	$1.60	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	88	86	100	123	228	269	308	320	337	346
American Century VP Value, Class I (9/29/2000)
Accumulation unit value at beginning of period	$4.03	$3.20	$3.56	$3.31	$2.77	$2.91	$2.60	$1.99	$1.75	$1.75
Accumulation unit value at end of period	$4.03	$4.03	$3.20	$3.56	$3.31	$2.77	$2.91	$2.60	$1.99	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	61	66	82	91	155	179	190	196	204	249
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$3.22	$2.56	$2.85	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42
Accumulation unit value at end of period	$3.22	$3.22	$2.56	$2.85	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	976	1,166	1,221	1,402	1,716	1,888	2,054	2,081	2,288	2,765
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.34	$1.19	$1.15	$1.18	$1.17	$1.03	$1.00	—
Accumulation unit value at end of period	$1.71	$1.43	$1.22	$1.34	$1.19	$1.15	$1.18	$1.17	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	559	505	624	657	638	888	670	604	119	—
Calvert VP SRI Balanced Portfolio – Class I (9/29/2000)
Accumulation unit value at beginning of period	$1.99	$1.62	$1.68	$1.51	$1.41	$1.46	$1.34	$1.15	$1.05	$1.01
Accumulation unit value at end of period	$2.27	$1.99	$1.62	$1.68	$1.51	$1.41	$1.46	$1.34	$1.15	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	111	103	117	124	270	363	373	422	514	656
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.94	$2.34	$2.28	$1.86	$1.77	$1.87	$1.81	$1.24	$1.05	$1.05
Accumulation unit value at end of period	$4.17	$2.94	$2.34	$2.28	$1.86	$1.77	$1.87	$1.81	$1.24	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	9	17	29	43	131	61	62
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.16	$1.78	$1.91	$1.68	$1.59	$1.58	$1.45	$1.21	$1.07	$1.05
Accumulation unit value at end of period	$2.52	$2.16	$1.78	$1.91	$1.68	$1.59	$1.58	$1.45	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,731	4,431	4,712	3,529	1,507	1,172	714	748	806	952
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.55	$0.52	$0.61	$0.61	$0.54	$0.72	$0.93	$1.00	—	—
Accumulation unit value at end of period	$0.54	$0.55	$0.52	$0.61	$0.61	$0.54	$0.72	$0.93	—	—
Number of accumulation units outstanding at end of period (000 omitted)	384	354	363	126	35	17	83	2	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.11	$1.60	$1.78	$1.48	$1.38	$1.36	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.55	$2.11	$1.60	$1.78	$1.48	$1.38	$1.36	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	448	466	386	408	300	206	112	31	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.28	$2.66	$2.79	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21
Accumulation unit value at end of period	$3.69	$3.28	$2.66	$2.79	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	130	165	142	89	100	92	76	6	—	—

30	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.03	$1.64	$1.72	$1.40	$1.31	$1.31	$1.15	$0.87	$0.77	$0.74
Accumulation unit value at end of period	$2.29	$2.03	$1.64	$1.72	$1.40	$1.31	$1.31	$1.15	$0.87	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	795	889	1,046	1,212	1,414	1,682	1,972	2,316	2,926	3,385
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$1.99	$2.13	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21
Accumulation unit value at end of period	$2.43	$2.43	$1.99	$2.13	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	347	328	224	254	308	257	200	115	15	11
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$3.32	$2.70	$2.90	$2.56	$2.28	$2.36	$2.17	$1.73	$1.53	$1.63
Accumulation unit value at end of period	$3.32	$3.32	$2.70	$2.90	$2.56	$2.28	$2.36	$2.17	$1.73	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	1,096	1,314	1,482	1,790	2,427	2,785	3,484	3,966	4,629	5,804
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.10	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	661	323	328	198	190	117	146	65	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.13	$1.45	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22
Accumulation unit value at end of period	$1.93	$1.46	$1.13	$1.45	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	636	572	563	451	374	264	343	215	121	113
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$3.79	$2.91	$3.75	$2.57	$2.47	$2.74	$2.83	$2.91	$2.44	$3.12
Accumulation unit value at end of period	$5.01	$3.79	$2.91	$3.75	$2.57	$2.47	$2.74	$2.83	$2.91	$2.44
Number of accumulation units outstanding at end of period (000 omitted)	230	293	343	370	457	520	672	809	1,039	1,311
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.92	$0.98	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04
Accumulation unit value at end of period	$1.04	$1.01	$0.92	$0.98	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	184	146	91	88	100	94	95	115	188	210
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.75	$1.59	$1.69	$1.62	$1.65	$1.78	$1.78	$1.95	$1.85	$1.78
Accumulation unit value at end of period	$1.81	$1.75	$1.59	$1.69	$1.62	$1.65	$1.78	$1.78	$1.95	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	476	535	641	766	956	1,304	1,548	1,833	2,318	2,690
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.94	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4,283	4,846	5,075	4,143	3,674	3,446	681	154	71	53
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.07	$1.06	$1.06	$1.06	$1.07	$1.08	$1.09	$1.10	$1.11	$1.12
Accumulation unit value at end of period	$1.06	$1.07	$1.06	$1.06	$1.06	$1.07	$1.08	$1.09	$1.10	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,070	2,218	2,117	2,793	2,164	2,239	2,144	3,134	4,234	6,574
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.50	$1.58	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08
Accumulation unit value at end of period	$1.83	$1.73	$1.50	$1.58	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	457	384	322	265	246	210	323	227	195	88
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.91	$2.51	$2.64	$2.51	$2.27	$2.31	$2.25	$2.15	$1.87	$1.79
Accumulation unit value at end of period	$3.07	$2.91	$2.51	$2.64	$2.51	$2.27	$2.31	$2.25	$2.15	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	540	630	749	954	1,274	1,573	1,820	2,053	2,410	2,821
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.54	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07
Accumulation unit value at end of period	$1.77	$1.69	$1.47	$1.54	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	956	826	832	678	412	937	1,032	1,051	112	151
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.27	$1.97	$2.07	$1.96	$1.79	$1.82	$1.77	$1.70	$1.50	$1.42
Accumulation unit value at end of period	$2.37	$2.27	$1.97	$2.07	$1.96	$1.79	$1.82	$1.77	$1.70	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	508	618	683	860	1,015	905	1,039	1,267	1,655	2,014
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.20	$1.21	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02
Accumulation unit value at end of period	$1.44	$1.29	$1.20	$1.21	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,434	782	580	547	337	300	183	229	245	200
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.93	$1.79	$1.80	$1.75	$1.69	$1.70	$1.63	$1.69	$1.58	$1.50
Accumulation unit value at end of period	$2.15	$1.93	$1.79	$1.80	$1.75	$1.69	$1.70	$1.63	$1.69	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	2,102	2,143	2,440	3,103	3,722	4,417	4,902	5,767	7,188	7,795

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	31

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.48	$2.59	$2.73	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21
Accumulation unit value at end of period	$4.63	$3.48	$2.59	$2.73	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	397	380	300	289	115	103	39	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.53	$1.13	$1.19	$0.94	$0.94	$0.87	$0.77	$0.60	$0.50	$0.52
Accumulation unit value at end of period	$2.03	$1.53	$1.13	$1.19	$0.94	$0.94	$0.87	$0.77	$0.60	$0.50
Number of accumulation units outstanding at end of period (000 omitted)	711	874	946	1,042	1,342	1,826	1,694	1,731	1,985	2,191
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.51	$1.94	$2.05	$1.71	$1.55	$1.55	$1.38	$1.06	$0.93	$0.92
Accumulation unit value at end of period	$2.93	$2.51	$1.94	$2.05	$1.71	$1.55	$1.55	$1.38	$1.06	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	9,767	8,569	5,236	5,069	3,026	2,192	2,191	1,912	2,325	2,437
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.09	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01
Accumulation unit value at end of period	$1.20	$1.15	$1.08	$1.09	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	924	887	889	863	741	532	804	172	90	47
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.22	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.22	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	338	164	146	375	372	281	218	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.60	$1.95	$2.07	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27
Accumulation unit value at end of period	$3.48	$2.60	$1.95	$2.07	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	66	69	45	59	45	54	42	14	14	13
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$3.11	$2.32	$2.47	$2.03	$2.00	$1.92	$1.80	$1.39	$1.26	$1.50
Accumulation unit value at end of period	$4.16	$3.11	$2.32	$2.47	$2.03	$2.00	$1.92	$1.80	$1.39	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	110	131	129	125	144	243	251	301	384	437
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.32	$1.60	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19
Accumulation unit value at end of period	$1.76	$1.63	$1.32	$1.60	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	103	96	129	166	220	101	71	79	112	109
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.38	$1.11	$1.35	$1.07	$1.15	$1.10	$1.22	$1.01	$0.86	$1.00
Accumulation unit value at end of period	$1.49	$1.38	$1.11	$1.35	$1.07	$1.15	$1.10	$1.22	$1.01	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	267	337	382	457	502	448	578	734	813	1,154
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.98	$2.38	$2.74	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20
Accumulation unit value at end of period	$3.15	$2.98	$2.38	$2.74	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	144	73	38	21	32	33	26	9	9	9
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.78	$2.22	$2.56	$2.14	$1.80	$1.91	$1.73	$1.27	$1.08	$1.11
Accumulation unit value at end of period	$2.95	$2.78	$2.22	$2.56	$2.14	$1.80	$1.91	$1.73	$1.27	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	32	44	66	102	113	180	268	290	236	196
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.69	$2.07	$2.41	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26
Accumulation unit value at end of period	$2.85	$2.69	$2.07	$2.41	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	137	102	154	152	130	127	126	24	24	23
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.94	$2.26	$2.63	$2.34	$2.07	$2.20	$1.98	$1.45	$1.24	$1.37
Accumulation unit value at end of period	$3.13	$2.94	$2.26	$2.63	$2.34	$2.07	$2.20	$1.98	$1.45	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	137	178	189	280	331	448	559	607	611	695
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.49	$2.14	$2.47	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27
Accumulation unit value at end of period	$2.68	$2.49	$2.14	$2.47	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	86	92	86	69	62	52	56	32	27	29
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.82	$2.42	$2.80	$2.52	$2.23	$2.33	$2.22	$1.51	$1.29	$1.43
Accumulation unit value at end of period	$3.04	$2.82	$2.42	$2.80	$2.52	$2.23	$2.33	$2.22	$1.51	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	103	152	209	232	288	303	358	400	493	515
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.26	$1.16	$1.17	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95	$1.00
Accumulation unit value at end of period	$1.33	$1.26	$1.16	$1.17	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	630	680	589	528	429	233	239	280	240	130

32	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.06	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.17	$1.13	$1.07	$1.06	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	208	227	224	229	221	190	145	175	182	143
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.44	$1.37	$1.36	$1.33	$1.31	$1.30	$1.24	$1.28	$1.27	$1.27
Accumulation unit value at end of period	$1.50	$1.44	$1.37	$1.36	$1.33	$1.31	$1.30	$1.24	$1.28	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	719	755	804	953	1,228	1,295	1,929	2,485	3,143	3,531
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.47	$0.45	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.88	$1.01
Accumulation unit value at end of period	$0.46	$0.47	$0.45	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	193	201	205	239	293	349	493	563	798	1,106
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.14	$1.17	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.33	$1.24	$1.14	$1.17	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	241	333	104	79	126	88	97	98	139	84
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.21	$1.24	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02
Accumulation unit value at end of period	$1.40	$1.30	$1.21	$1.24	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	706	715	905	519	269	215	153	155	137	104
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.55	$1.45	$1.47	$1.45	$1.35	$1.38	$1.28	$1.37	$1.31	$1.20
Accumulation unit value at end of period	$1.67	$1.55	$1.45	$1.47	$1.45	$1.35	$1.38	$1.28	$1.37	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	610	685	796	1,152	1,347	1,569	1,690	2,189	2,930	3,253
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.58	$1.69	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20
Accumulation unit value at end of period	$1.85	$1.97	$1.58	$1.69	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	264	230	249	187	187	159	142	92	80	76
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.25	$1.02	$0.99	$1.04	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.20	$1.04	$1.25	$1.02	$0.99	$1.04	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	637	481	418	289	167	65	23	9	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.76	$1.35	$1.39	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.30	$1.76	$1.35	$1.39	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	558	732	851	907	1,902	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.60	$2.77	$2.87	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21
Accumulation unit value at end of period	$4.69	$3.60	$2.77	$2.87	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	122	81	94	76	39	34	37	30	29	27
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.38	$2.58	$2.63	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23
Accumulation unit value at end of period	$4.58	$3.38	$2.58	$2.63	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	33	35	66	20	18	17	14	20	8	8
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.81	$2.19	$2.47	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16
Accumulation unit value at end of period	$2.88	$2.81	$2.19	$2.47	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	455	374	339	306	282	196	109	58	59	60
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.28	$2.61	$2.57	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24
Accumulation unit value at end of period	$5.70	$3.28	$2.61	$2.57	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	96	72	81	61	63	73	82	80	80	77
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.45	$1.96	$2.19	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17
Accumulation unit value at end of period	$2.49	$2.45	$1.96	$2.19	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	667	497	489	352	215	162	284	162	122	94
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.08	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.24	$1.15	$1.07	$1.08	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	450	203	133	84	63	132	54	46	37	17
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.99	$2.36	$2.66	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23
Accumulation unit value at end of period	$3.20	$2.99	$2.36	$2.66	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	516	509	521	349	85	58	50	51	44	45

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	33

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$3.15	$2.49	$2.79	$2.44	$2.04	$2.06	$1.85	$1.38	$1.19	$1.28
Accumulation unit value at end of period	$3.37	$3.15	$2.49	$2.79	$2.44	$2.04	$2.06	$1.85	$1.38	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	63	59	69	87	86	62	36	33	19	34
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.99	$0.99	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.01	$0.99	$0.99	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,497	1,341	830	898	969	748	345	83	109	97
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.03	$2.15	$2.26	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19
Accumulation unit value at end of period	$3.81	$3.03	$2.15	$2.26	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	189	202	198	213	173	147	113	54	44	37
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$0.94	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—
Accumulation unit value at end of period	$1.10	$1.06	$0.94	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	250	166	157	126	138	201	223	159	65	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.45	$1.37	$1.39	$1.35	$1.25	$1.28	$1.28	$1.25	$1.17	$1.15
Accumulation unit value at end of period	$1.47	$1.45	$1.37	$1.39	$1.35	$1.25	$1.28	$1.28	$1.25	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	521	691	903	962	1,169	1,599	2,009	2,266	1,815	1,961
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.58	$1.99	$2.15	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06
Accumulation unit value at end of period	$3.33	$2.58	$1.99	$2.15	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,095	3,108	3,697	3,336	3,087	3,485	3,674	3,368	3,683	4,126
Fidelity® VIP Growth & Income Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$2.52	$1.96	$2.17	$1.88	$1.63	$1.69	$1.55	$1.17	$1.00	$0.99
Accumulation unit value at end of period	$2.69	$2.52	$1.96	$2.17	$1.88	$1.63	$1.69	$1.55	$1.17	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	228	231	267	290	320	410	496	513	607	732
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.85	$2.22	$2.47	$2.13	$1.86	$1.93	$1.77	$1.34	$1.14	$1.14
Accumulation unit value at end of period	$3.04	$2.85	$2.22	$2.47	$2.13	$1.86	$1.93	$1.77	$1.34	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	712	848	1,038	1,146	1,419	1,522	1,777	1,907	2,217	2,621
Fidelity® VIP Mid Cap Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$4.37	$3.57	$4.23	$3.53	$3.18	$3.26	$3.10	$2.30	$2.02	$2.29
Accumulation unit value at end of period	$5.10	$4.37	$3.57	$4.23	$3.53	$3.18	$3.26	$3.10	$2.30	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	227	243	279	293	350	480	530	600	669	772
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$4.62	$3.79	$4.49	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46
Accumulation unit value at end of period	$5.39	$4.62	$3.79	$4.49	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	1,070	1,214	1,349	1,342	1,368	1,652	1,854	2,084	2,380	3,168
Fidelity® VIP Overseas Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.71	$1.35	$1.60	$1.24	$1.32	$1.29	$1.42	$1.10	$0.92	$1.12
Accumulation unit value at end of period	$1.95	$1.71	$1.35	$1.60	$1.24	$1.32	$1.29	$1.42	$1.10	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	60	62	97	118	123	152	171	187	220	302
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.19	$1.74	$2.06	$1.60	$1.71	$1.67	$1.84	$1.43	$1.20	$1.46
Accumulation unit value at end of period	$2.51	$2.19	$1.74	$2.06	$1.60	$1.71	$1.67	$1.84	$1.43	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	317	336	372	444	512	665	717	773	925	1,200
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.05	$0.98	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.18	$1.07	$1.11	$1.05	$0.98	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,808	2,222	1,783	978	779	556	443	549	—	—
Franklin Global Real Estate VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$2.76	$2.28	$2.47	$2.25	$2.26	$2.27	$1.99	$1.97	$1.56	$1.67
Accumulation unit value at end of period	$2.59	$2.76	$2.28	$2.47	$2.25	$2.26	$2.27	$1.99	$1.97	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	251	322	400	513	658	735	979	1,103	1,171	1,222
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.25	$1.15	$1.02	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.37	$1.19	$1.25	$1.15	$1.02	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	797	718	673	652	655	636	616	218	—	—
Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.50	$2.06	$2.28	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31
Accumulation unit value at end of period	$2.35	$2.50	$2.06	$2.28	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,016	972	1,007	893	1,319	1,314	1,426	1,539	1,632	2,219

34	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Small Cap Value VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$4.83	$3.86	$4.47	$4.08	$3.16	$3.45	$3.46	$2.57	$2.19	$2.29
Accumulation unit value at end of period	$5.03	$4.83	$3.86	$4.47	$4.08	$3.16	$3.45	$3.46	$2.57	$2.19
Number of accumulation units outstanding at end of period (000 omitted)	446	476	577	552	531	585	695	703	764	1,038
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$5.13	$3.94	$4.44	$4.03	$3.59	$3.98	$3.54	$2.69	$2.29	$2.47
Accumulation unit value at end of period	$5.51	$5.13	$3.94	$4.44	$4.03	$3.59	$3.98	$3.54	$2.69	$2.29
Number of accumulation units outstanding at end of period (000 omitted)	424	465	512	594	736	927	1,076	1,274	1,516	2,011
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.87	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.93	$0.87	$0.94	$0.90	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	186	128	52	49	30	26	18	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$3.35	$2.71	$2.99	$2.71	$2.22	$2.28	$2.15	$1.60	$1.44	$1.44
Accumulation unit value at end of period	$3.60	$3.35	$2.71	$2.99	$2.71	$2.22	$2.28	$2.15	$1.60	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	101	105	108	109	117	117	133	145	145	158
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$2.43	$1.96	$2.11	$1.72	$1.56	$1.58	$1.37	$1.01	$0.89	$0.86
Accumulation unit value at end of period	$2.83	$2.43	$1.96	$2.11	$1.72	$1.56	$1.58	$1.37	$1.01	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	369	429	468	562	729	1,128	1,291	1,232	1,429	1,847
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	167	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.92	$2.24	$2.62	$1.94	$1.96	$1.91	$1.89	$1.50	$1.25	$1.38
Accumulation unit value at end of period	$3.69	$2.92	$2.24	$2.62	$1.94	$1.96	$1.91	$1.89	$1.50	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	580	635	688	789	771	849	922	1,037	1,281	1,403
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.67	$1.53	$1.61	$1.54	$1.46	$1.51	$1.49	$1.51	$1.35	$1.35
Accumulation unit value at end of period	$1.71	$1.67	$1.53	$1.61	$1.54	$1.46	$1.51	$1.49	$1.51	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	1,175	1,292	1,523	1,836	2,255	2,903	3,613	5,073	5,873	7,125
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$3.01	$2.41	$2.72	$2.41	$2.07	$2.22	$2.01	$1.44	$1.24	$1.28
Accumulation unit value at end of period	$3.57	$3.01	$2.41	$2.72	$2.41	$2.07	$2.22	$2.01	$1.44	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	395	405	450	532	537	531	477	390	423	470
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.48	$1.83	$1.92	$1.52	$1.50	$1.44	$1.34	$0.97	$1.00	—
Accumulation unit value at end of period	$3.50	$2.48	$1.83	$1.92	$1.52	$1.50	$1.44	$1.34	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	71	103	104	108	112	166	170	196	194	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.43	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—
Accumulation unit value at end of period	$3.42	$2.43	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	240	286	328	410	448	500	616	783	968	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.08	$1.17	$1.08	$0.97	$1.03	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.23	$1.08	$1.17	$1.08	$0.97	$1.03	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	390	394	248	282	223	75	57	68	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.45	$1.98	$2.28	$1.96	$1.69	$1.82	$1.68	$1.25	$1.06	$1.10
Accumulation unit value at end of period	$2.40	$2.45	$1.98	$2.28	$1.96	$1.69	$1.82	$1.68	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	371	414	488	575	669	918	1,060	1,395	1,851	2,111
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.19	$1.77	$1.93	$1.80	$1.58	$1.56	$1.40	$1.08	$0.92	$1.00
Accumulation unit value at end of period	$2.18	$2.19	$1.77	$1.93	$1.80	$1.58	$1.56	$1.40	$1.08	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	64	100	158	201	251	229	321	389	327	386
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.81	$2.14	$2.15	$1.88	$2.15	$2.11	$1.78	$1.28	$1.07	$1.05
Accumulation unit value at end of period	$3.18	$2.81	$2.14	$2.15	$1.88	$2.15	$2.11	$1.78	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	66	72	66	112	163	179	185	224	227	283

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	35

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$2.08	$1.63	$1.95	$1.60	$1.63	$1.69	$1.70	$1.45	$1.27	$1.38
Accumulation unit value at end of period	$2.34	$2.08	$1.63	$1.95	$1.60	$1.63	$1.69	$1.70	$1.45	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	329	358	466	496	545	553	607	607	625	907
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$2.27	$1.68	$1.71	$1.28	$1.30	$1.23	$1.12	$0.90	$0.82	$0.87
Accumulation unit value at end of period	$3.28	$2.27	$1.68	$1.71	$1.28	$1.30	$1.23	$1.12	$0.90	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	186	180	222	214	237	286	319	366	382	383
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.31	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	225	205	112	93	156	201	201	133	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.20	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,000	531	336	—	—	—	—	—	—	—
Janus Henderson VIT Enterprise Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$2.15	$1.60	$1.63	$1.29	$1.16	$1.13	$1.02	$0.78	$0.67	$0.69
Accumulation unit value at end of period	$2.53	$2.15	$1.60	$1.63	$1.29	$1.16	$1.13	$1.02	$0.78	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	206	220	234	291	311	315	329	345	448	469
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.05	$1.02	$1.01	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.02	$1.05	$1.02	$1.01	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	421	370	309	280	320	327	195	116	—	—
Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$2.09	$1.46	$1.46	$1.02	$0.90	$0.87	$0.80	$0.60	$0.51	$0.56
Accumulation unit value at end of period	$3.12	$2.09	$1.46	$1.46	$1.02	$0.90	$0.87	$0.80	$0.60	$0.51
Number of accumulation units outstanding at end of period (000 omitted)	117	109	96	142	151	148	225	286	346	471
Janus Henderson VIT Overseas Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.61	$1.28	$1.52	$1.17	$1.27	$1.41	$1.62	$1.43	$1.27	$1.90
Accumulation unit value at end of period	$1.84	$1.61	$1.28	$1.52	$1.17	$1.27	$1.41	$1.62	$1.43	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	243	256	309	403	491	587	664	748	959	1,453
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.55	$1.91	$1.98	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96
Accumulation unit value at end of period	$3.35	$2.55	$1.91	$1.98	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	142	161	219	201	293	401	391	505	720	880
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.49	$1.27	$1.38	$1.15	$1.13	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.49	$1.27	$1.38	$1.15	$1.13	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	152	102	21	64	150	90	91	3	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.79	$1.29	$1.30	$1.02	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.17	$1.79	$1.29	$1.30	$1.02	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	457	452	645	808	899	1,186	—	—	—	—
MFS® New Discovery Series – Service Class (9/29/2000)
Accumulation unit value at beginning of period	$2.95	$2.11	$2.17	$1.73	$1.61	$1.66	$1.81	$1.29	$1.08	$1.22
Accumulation unit value at end of period	$4.26	$2.95	$2.11	$2.17	$1.73	$1.61	$1.66	$1.81	$1.29	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	165	189	201	241	291	378	508	670	728	1,079
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$4.14	$3.35	$3.36	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03
Accumulation unit value at end of period	$4.34	$4.14	$3.35	$3.36	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14
Number of accumulation units outstanding at end of period (000 omitted)	360	388	454	485	550	614	809	811	1,076	1,433
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$3.07	$2.21	$2.02	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29
Accumulation unit value at end of period	$7.66	$3.07	$2.21	$2.02	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	257	222	244	204	239	243	250	300	402	557
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.57	$1.34	$1.48	$1.36	$1.33	$1.36	$1.21	$1.19	$0.92	$1.04
Accumulation unit value at end of period	$1.33	$1.57	$1.34	$1.48	$1.36	$1.33	$1.36	$1.21	$1.19	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	67	107	151	230	356	422	351	357	396	538
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.33	$1.05	$1.27	$1.02	$1.04	$1.04	$1.08	$0.93	$0.79	$0.91
Accumulation unit value at end of period	$1.48	$1.33	$1.05	$1.27	$1.02	$1.04	$1.04	$1.08	$0.93	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	95	96	101	110	217	334	303	372	392	360

36	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.69	$2.16	$2.32	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19
Accumulation unit value at end of period	$3.18	$2.69	$2.16	$2.32	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	32	39	12	3	3	7	9	17	13	8
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.02	$0.89	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$0.89	$0.96	$0.91	$0.93	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	58	73	69	64	38	5	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.66	$1.50	$1.60	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25
Accumulation unit value at end of period	$1.77	$1.66	$1.50	$1.60	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	506	521	658	765	1,116	1,351	1,702	2,309	3,659	3,457
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.40	$1.21	$1.05	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	98	104	94	46	47	47	47	69	24	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.04	$1.00	$0.99	$1.00	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.10	$1.02	$1.04	$1.00	$0.99	$1.00	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,572	1,183	781	370	220	272	239	187	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$3.23	$2.50	$2.54	$2.22	$2.53	$2.37	$1.87	$1.34	$1.10	$1.13
Accumulation unit value at end of period	$3.72	$3.23	$2.50	$2.54	$2.22	$2.53	$2.37	$1.87	$1.34	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	122	134	167	188	243	311	249	284	270	327
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.80	$1.45	$1.81	$1.44	$1.49	$1.51	$1.63	$1.28	$1.06	$1.29
Accumulation unit value at end of period	$1.99	$1.80	$1.45	$1.81	$1.44	$1.49	$1.51	$1.63	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	76	74	75	79	88	118	138	142	213	294
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$3.32	$2.46	$2.52	$1.97	$1.84	$1.87	$1.66	$1.23	$1.06	$1.13
Accumulation unit value at end of period	$4.24	$3.32	$2.46	$2.52	$1.97	$1.84	$1.87	$1.66	$1.23	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	105	115	131	70	98	116	148	143	170	233
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/29/2000)
Accumulation unit value at beginning of period	$3.43	$2.89	$3.21	$3.08	$2.60	$3.00	$3.14	$2.62	$2.46	$2.82
Accumulation unit value at end of period	$4.20	$3.43	$2.89	$3.21	$3.08	$2.60	$3.00	$3.14	$2.62	$2.46
Number of accumulation units outstanding at end of period (000 omitted)	53	54	60	66	73	115	120	172	185	215
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.96	$0.96	$0.94	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.97	$0.96	$0.96	$0.94	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	683	743	662	664	612	544	482	264	—	—
Third Avenue VST FFI Strategies Portfolio (9/29/2000)
Accumulation unit value at beginning of period	$2.45	$2.20	$2.79	$2.48	$2.23	$2.47	$2.39	$2.03	$1.61	$2.06
Accumulation unit value at end of period	$2.37	$2.45	$2.20	$2.79	$2.48	$2.23	$2.47	$2.39	$2.03	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	120	124	146	148	192	236	307	350	389	441
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.72	$0.87	$0.79	$0.54	$0.71	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.00	$0.72	$0.87	$0.79	$0.54	$0.71	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	245	175	174	176	65	76	46	9	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$2.01	$1.67	$1.84	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12
Accumulation unit value at end of period	$2.29	$2.01	$1.67	$1.84	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,896	4,591	5,161	5,652	6,892	7,080	6,981	6,752	5,624	4,473
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$2.01	$1.67	$1.84	$1.57	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12
Accumulation unit value at end of period	$2.29	$2.01	$1.67	$1.84	$1.57	$1.49	$1.52	$1.45	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	552	788	1,496	1,614	1,984	2,554	2,791	3,108	3,343	4,764
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05
Accumulation unit value at end of period	$1.48	$1.36	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7,266	5,232	5,382	5,922	7,036	5,213	6,461	7,716	11,338	9,044
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05
Accumulation unit value at end of period	$1.47	$1.36	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,039	943	1,183	1,734	2,462	2,933	3,404	4,697	7,346	7,664

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	37

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.12	$0.97	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.12	$0.97	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,194	5,144	3,509	337	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.17	$1.00	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,754	6,331	4,440	763	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.12	$1.04	$1.02	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.19	$1.08	$1.12	$1.04	$1.02	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,218	18,108	15,376	13,478	14,776	6,274	2,793	1,545	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.18	$1.08	$1.05	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.27	$1.12	$1.18	$1.08	$1.05	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38,962	38,969	35,424	31,244	26,125	18,730	13,568	3,888	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.32	$1.14	$1.11	$1.16	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.42	$1.21	$1.32	$1.14	$1.11	$1.16	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	230,116	217,683	198,177	172,229	147,274	113,712	69,461	26,594	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.25	$1.34	$1.19	$1.16	$1.20	$1.16	$1.02	$1.00	—
Accumulation unit value at end of period	$1.58	$1.44	$1.25	$1.34	$1.19	$1.16	$1.20	$1.16	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	322,347	324,896	326,083	306,193	287,326	247,127	193,714	130,609	51,139	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09
Accumulation unit value at end of period	$1.89	$1.69	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	78,466	77,648	78,903	89,200	92,098	94,951	93,380	93,636	91,080	71,003
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09
Accumulation unit value at end of period	$1.89	$1.69	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	14,056	15,897	18,835	21,666	27,408	33,077	36,500	39,321	44,359	49,913
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.85	$1.57	$1.70	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11
Accumulation unit value at end of period	$2.08	$1.85	$1.57	$1.70	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	23,053	25,646	27,729	31,597	37,459	37,970	35,428	36,965	35,294	32,460
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.85	$1.57	$1.71	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11
Accumulation unit value at end of period	$2.09	$1.85	$1.57	$1.71	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	5,617	7,022	7,220	8,894	10,786	12,123	14,329	18,868	20,553	23,909
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.35	$1.42	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.67	$1.52	$1.35	$1.42	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	17,831	16,002	16,812	19,231	20,349	21,397	23,307	27,235	28,147	23,560
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.35	$1.42	$1.31	$1.27	$1.28	$1.24	$1.17	$1.08	$1.07
Accumulation unit value at end of period	$1.67	$1.52	$1.35	$1.42	$1.31	$1.27	$1.28	$1.24	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,799	4,417	4,985	5,790	6,494	8,148	10,319	13,588	16,222	16,640
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.13	$1.14	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01
Accumulation unit value at end of period	$1.29	$1.21	$1.13	$1.14	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	240	223	202	202	187	116	98	80	52	29
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.49	$1.99	$2.19	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16
Accumulation unit value at end of period	$2.88	$2.49	$1.99	$2.19	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	30	30	41	50	60	64	53	54	53	54
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.11	$1.69	$1.85	$1.55	$1.43	$1.44	$1.30	$1.02	$0.93	$0.97
Accumulation unit value at end of period	$2.44	$2.11	$1.69	$1.85	$1.55	$1.43	$1.44	$1.30	$1.02	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	86	92	105	131	164	216	247	344	420	560
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.52	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17
Accumulation unit value at end of period	$1.62	$1.47	$1.26	$1.52	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	142	108	135	150	192	184	135	30	10	10

38	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.32	$1.64	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16
Accumulation unit value at end of period	$2.00	$1.65	$1.32	$1.64	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	341	323	400	581	665	611	197	31	24	33
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.43	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18
Accumulation unit value at end of period	$1.24	$1.31	$1.17	$1.43	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	409	421	445	346	285	210	163	71	68	67
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.50	$2.08	$2.21	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29
Accumulation unit value at end of period	$3.42	$2.50	$2.08	$2.21	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	54	68	83	75	64	66	52	30	25	19
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.10	$1.77	$2.08	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23
Accumulation unit value at end of period	$2.16	$2.10	$1.77	$2.08	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	66	62	127	76	78	58	54	20	19	12
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$3.47	$2.93	$3.42	$3.22	$2.59	$2.89	$2.86	$2.14	$1.90	$2.01
Accumulation unit value at end of period	$3.58	$3.47	$2.93	$3.42	$3.22	$2.59	$2.89	$2.86	$2.14	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	209	254	280	384	452	538	666	840	994	1,262
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.22	$1.07	$1.11	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,007	8,953	5,028	3,222	158	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.37	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.37	$1.15	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97,027	73,822	42,729	22,933	3,392	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.30	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.30	$1.11	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47,707	42,378	28,875	18,826	1,553	—	—	—	—	—
Wanger International (9/29/2000)
Accumulation unit value at beginning of period	$2.97	$2.31	$2.83	$2.15	$2.20	$2.22	$2.35	$1.94	$1.61	$1.90
Accumulation unit value at end of period	$3.37	$2.97	$2.31	$2.83	$2.15	$2.20	$2.22	$2.35	$1.94	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	499	643	819	940	1,118	1,339	1,637	1,851	2,258	2,793
Wanger USA (9/29/2000)
Accumulation unit value at beginning of period	$5.10	$3.92	$4.02	$3.39	$3.01	$3.06	$2.95	$2.23	$1.87	$1.96
Accumulation unit value at end of period	$6.27	$5.10	$3.92	$4.02	$3.39	$3.01	$3.06	$2.95	$2.23	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	587	714	866	1,071	1,282	1,577	1,905	2,273	2,707	3,455
Wells Fargo VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.71	$2.27	$2.36	$2.13	$1.99	$1.99	$1.70	$1.43	$1.28	$1.21
Accumulation unit value at end of period	$3.12	$2.71	$2.27	$2.36	$2.13	$1.99	$1.99	$1.70	$1.43	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	207	240	244	195	254	290	306	360	391	510
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.75	$1.42	$1.39	$1.37	$1.47	$1.24	$1.10	$1.28
Accumulation unit value at end of period	$1.70	$1.64	$1.43	$1.75	$1.42	$1.39	$1.37	$1.47	$1.24	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	147	174	200	243	318	414	434	459	503	575
Wells Fargo VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.50	$2.69	$2.92	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51
Accumulation unit value at end of period	$4.20	$3.50	$2.69	$2.92	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	213	238	251	235	299	370	452	600	724	965
Wells Fargo VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$3.37	$2.72	$2.71	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45
Accumulation unit value at end of period	$5.26	$3.37	$2.72	$2.71	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	366	336	325	265	282	302	350	373	519	683
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.21	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	131	118	121	119	125	172	33	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	39

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.25	$1.10	$1.08	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.14	$1.25	$1.10	$1.08	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$2.07	$1.61	$1.80	$1.34	$1.36	$1.34	$1.29	$1.06	$0.95	$1.25
Accumulation unit value at end of period	$2.84	$2.07	$1.61	$1.80	$1.34	$1.36	$1.34	$1.29	$1.06	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	2	2	2	2	29
AB VPS Growth and Income Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$3.46	$2.82	$3.03	$2.58	$2.35	$2.34	$2.16	$1.62	$1.40	$1.33
Accumulation unit value at end of period	$3.51	$3.46	$2.82	$3.03	$2.58	$2.35	$2.34	$2.16	$1.62	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	30	30	34	38	62	95	103	108	142	187
AB VPS International Value Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$2.03	$1.76	$2.31	$1.86	$1.90	$1.87	$2.02	$1.66	$1.47	$1.84
Accumulation unit value at end of period	$2.06	$2.03	$1.76	$2.31	$1.86	$1.90	$1.87	$2.02	$1.66	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	156	185	193	192	225	306	323	335	453	551
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$0.80	$0.99	$1.01	$0.72	$1.18	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.70	$0.95	$0.80	$0.99	$1.01	$0.72	$1.18	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	47	45	52	98	101	44	15	—	—
American Century VP International, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.70	$2.13	$2.54	$1.96	$2.10	$2.11	$2.25	$1.86	$1.56	$1.79
Accumulation unit value at end of period	$3.36	$2.70	$2.13	$2.54	$1.96	$2.10	$2.11	$2.25	$1.86	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	29	34	33	43	49	53	52	55	57	58
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.45	$1.92	$2.23	$2.02	$1.66	$1.70	$1.48	$1.15	$1.00	$1.02
Accumulation unit value at end of period	$2.45	$2.45	$1.92	$2.23	$2.02	$1.66	$1.70	$1.48	$1.15	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	72	70	68	66	63	27	53	64	55	51
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$3.26	$2.45	$2.46	$1.88	$1.82	$1.73	$1.59	$1.18	$1.04	$1.05
Accumulation unit value at end of period	$4.82	$3.26	$2.45	$2.46	$1.88	$1.82	$1.73	$1.59	$1.18	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	22	28	30	35	31	71	81	83	87	117
American Century VP Value, Class II (11/7/2002)
Accumulation unit value at beginning of period	$3.54	$2.81	$3.13	$2.91	$2.45	$2.58	$2.30	$1.77	$1.56	$1.56
Accumulation unit value at end of period	$3.53	$3.54	$2.81	$3.13	$2.91	$2.45	$2.58	$2.30	$1.77	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	112	129	152	169	210	264	255	293	327	438
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.22	$1.33	$1.18	$1.15	$1.18	$1.17	$1.03	$1.00	—
Accumulation unit value at end of period	$1.70	$1.42	$1.22	$1.33	$1.18	$1.15	$1.18	$1.17	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	16	53	102	141	251	386	349	275	25	—
Calvert VP SRI Balanced Portfolio – Class I (11/7/2002)
Accumulation unit value at beginning of period	$2.53	$2.06	$2.13	$1.93	$1.80	$1.86	$1.71	$1.47	$1.34	$1.30
Accumulation unit value at end of period	$2.89	$2.53	$2.06	$2.13	$1.93	$1.80	$1.86	$1.71	$1.47	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	12	13	10	10	12	21	22	22	23	21
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.92	$2.33	$2.27	$1.85	$1.76	$1.86	$1.81	$1.24	$1.05	$1.05
Accumulation unit value at end of period	$4.15	$2.92	$2.33	$2.27	$1.85	$1.76	$1.86	$1.81	$1.24	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	4	5	—	1	1	1	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.85	$2.34	$2.52	$2.22	$2.11	$2.09	$1.92	$1.60	$1.41	$1.39
Accumulation unit value at end of period	$3.32	$2.85	$2.34	$2.52	$2.22	$2.11	$2.09	$1.92	$1.60	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	568	566	523	590	481	162	144	141	147	141
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.55	$0.52	$0.61	$0.60	$0.54	$0.72	$0.93	$1.00	—	—
Accumulation unit value at end of period	$0.54	$0.55	$0.52	$0.61	$0.60	$0.54	$0.72	$0.93	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.10	$1.60	$1.78	$1.48	$1.38	$1.35	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.54	$2.10	$1.60	$1.78	$1.48	$1.38	$1.35	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	30	29	28	27	27	27	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.39	$2.74	$2.88	$2.34	$2.19	$2.20	$1.93	$1.45	$1.29	$1.24
Accumulation unit value at end of period	$3.82	$3.39	$2.74	$2.88	$2.34	$2.19	$2.20	$1.93	$1.45	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	123	143	149	161	194	245	267	349	442	493

40	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$4.05	$3.30	$3.54	$3.13	$2.78	$2.89	$2.66	$2.12	$1.88	$2.00
Accumulation unit value at end of period	$4.05	$4.05	$3.30	$3.54	$3.13	$2.78	$2.89	$2.66	$2.12	$1.88
Number of accumulation units outstanding at end of period (000 omitted)	286	345	410	472	510	537	616	689	860	1,013
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.10	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	39	47	39	36	32	33	16	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$4.69	$3.60	$4.64	$3.19	$3.07	$3.40	$3.52	$3.62	$3.03	$3.87
Accumulation unit value at end of period	$6.19	$4.69	$3.60	$4.64	$3.19	$3.07	$3.40	$3.52	$3.62	$3.03
Number of accumulation units outstanding at end of period (000 omitted)	60	72	80	74	84	110	111	134	149	157
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.50	$1.37	$1.46	$1.40	$1.43	$1.54	$1.54	$1.68	$1.60	$1.54
Accumulation unit value at end of period	$1.56	$1.50	$1.37	$1.46	$1.40	$1.43	$1.54	$1.54	$1.68	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	149	145	159	167	181	269	264	335	453	467
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.01	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.08
Accumulation unit value at end of period	$1.01	$1.02	$1.01	$1.01	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	328	283	219	257	198	154	280	506	450	410
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.31	$2.86	$3.01	$2.86	$2.58	$2.64	$2.57	$2.45	$2.14	$2.04
Accumulation unit value at end of period	$3.49	$3.31	$2.86	$3.01	$2.86	$2.58	$2.64	$2.57	$2.45	$2.14
Number of accumulation units outstanding at end of period (000 omitted)	102	128	153	197	208	249	265	285	400	461
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.25	$1.95	$2.05	$1.95	$1.78	$1.81	$1.76	$1.70	$1.49	$1.42
Accumulation unit value at end of period	$2.35	$2.25	$1.95	$2.05	$1.95	$1.78	$1.81	$1.76	$1.70	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	150	196	216	232	210	153	171	186	223	240
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.71	$1.59	$1.60	$1.56	$1.50	$1.52	$1.45	$1.50	$1.41	$1.34
Accumulation unit value at end of period	$1.91	$1.71	$1.59	$1.60	$1.56	$1.50	$1.52	$1.45	$1.50	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	330	378	426	506	589	752	864	1,358	2,142	2,332
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.68	$2.74	$2.89	$2.28	$2.27	$2.11	$1.87	$1.45	$1.22	$1.27
Accumulation unit value at end of period	$4.91	$3.68	$2.74	$2.89	$2.28	$2.27	$2.11	$1.87	$1.45	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	56	59	72	80	99	125	135	179	212	256
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.87	$2.99	$3.17	$2.64	$2.39	$2.39	$2.14	$1.64	$1.43	$1.42
Accumulation unit value at end of period	$4.52	$3.87	$2.99	$3.17	$2.64	$2.39	$2.39	$2.14	$1.64	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	346	375	356	297	320	145	208	158	177	229
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.01	$0.95	$0.96	$0.95	$0.91	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.01	$0.95	$0.96	$0.95	$0.91	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	184	—	11	—	—	—	78	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.21	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	69	81	77	79	27	10	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.57	$2.67	$2.84	$2.33	$2.31	$2.21	$2.08	$1.60	$1.45	$1.73
Accumulation unit value at end of period	$4.78	$3.57	$2.67	$2.84	$2.33	$2.31	$2.21	$2.08	$1.60	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	20	23	22	23	26	39	45
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.59	$2.08	$2.53	$2.00	$2.16	$2.07	$2.29	$1.89	$1.62	$1.87
Accumulation unit value at end of period	$2.79	$2.59	$2.08	$2.53	$2.00	$2.16	$2.07	$2.29	$1.89	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	42	44	45	56	66	70	77	75	74	94
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.76	$2.20	$2.54	$2.12	$1.79	$1.90	$1.73	$1.27	$1.08	$1.11
Accumulation unit value at end of period	$2.92	$2.76	$2.20	$2.54	$2.12	$1.79	$1.90	$1.73	$1.27	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	35	40	42	42	44	44	43	63	55	68
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.92	$2.24	$2.61	$2.33	$2.06	$2.19	$1.97	$1.45	$1.23	$1.36
Accumulation unit value at end of period	$3.10	$2.92	$2.24	$2.61	$2.33	$2.06	$2.19	$1.97	$1.45	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	37	59	60	56	52	51	52	63	104	126

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	41

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.79	$3.25	$3.77	$3.39	$3.01	$3.14	$2.99	$2.04	$1.75	$1.93
Accumulation unit value at end of period	$4.09	$3.79	$3.25	$3.77	$3.39	$3.01	$3.14	$2.99	$2.04	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	45	44	43	43	46	54	52	62	64	82
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.26	$1.20	$1.19	$1.16	$1.14	$1.14	$1.09	$1.12	$1.12	$1.11
Accumulation unit value at end of period	$1.31	$1.26	$1.20	$1.19	$1.16	$1.14	$1.14	$1.09	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	257	135	127	154	160	166	210	219	445	615
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.47	$0.45	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.87	$1.01
Accumulation unit value at end of period	$0.46	$0.47	$0.45	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	71	69	82	66	64	52	62	69	97	141
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.53	$1.44	$1.46	$1.44	$1.34	$1.37	$1.28	$1.36	$1.30	$1.20
Accumulation unit value at end of period	$1.66	$1.53	$1.44	$1.46	$1.44	$1.34	$1.37	$1.28	$1.36	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	157	169	198	204	261	414	426	511	768	844
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.25	$1.02	$0.99	$1.04	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.19	$1.03	$1.25	$1.02	$0.99	$1.04	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.75	$1.35	$1.39	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.29	$1.75	$1.35	$1.39	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	242	246	264	316	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$3.13	$2.47	$2.78	$2.42	$2.03	$2.05	$1.84	$1.37	$1.18	$1.28
Accumulation unit value at end of period	$3.35	$3.13	$2.47	$2.78	$2.42	$2.03	$2.05	$1.84	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	14	16	15	12	12	12	14	14	28	27
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	5	16	37	42	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$0.93	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—
Accumulation unit value at end of period	$1.10	$1.06	$0.93	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	5	6	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.44	$1.36	$1.38	$1.35	$1.25	$1.27	$1.28	$1.24	$1.17	$1.15
Accumulation unit value at end of period	$1.46	$1.44	$1.36	$1.38	$1.35	$1.25	$1.27	$1.28	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	177	173	214	243	254	290	316	353	387	402
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.57	$1.97	$2.14	$1.77	$1.66	$1.67	$1.51	$1.17	$1.02	$1.05
Accumulation unit value at end of period	$3.31	$2.57	$1.97	$2.14	$1.77	$1.66	$1.67	$1.51	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	370	413	463	460	534	626	581	551	697	886
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.32	$2.59	$2.88	$2.49	$2.17	$2.25	$2.06	$1.56	$1.34	$1.33
Accumulation unit value at end of period	$3.54	$3.32	$2.59	$2.88	$2.49	$2.17	$2.25	$2.06	$1.56	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	244	297	317	344	427	459	482	544	581	696
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$4.94	$4.05	$4.80	$4.02	$3.63	$3.73	$3.55	$2.64	$2.33	$2.64
Accumulation unit value at end of period	$5.76	$4.94	$4.05	$4.80	$4.02	$3.63	$3.73	$3.55	$2.64	$2.33
Number of accumulation units outstanding at end of period (000 omitted)	198	221	236	255	305	347	390	439	516	620
Fidelity® VIP Overseas Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.76	$2.19	$2.60	$2.02	$2.16	$2.11	$2.32	$1.80	$1.51	$1.85
Accumulation unit value at end of period	$3.15	$2.76	$2.19	$2.60	$2.02	$2.16	$2.11	$2.32	$1.80	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	73	71	73	97	68	102	111	126	125	133
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.11	$1.04	$0.98	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.07	$1.11	$1.04	$0.98	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	5	10	5	26	59	—	—
Franklin Global Real Estate VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.48	$2.05	$2.22	$2.03	$2.04	$2.05	$1.80	$1.78	$1.41	$1.51
Accumulation unit value at end of period	$2.33	$2.48	$2.05	$2.22	$2.03	$2.04	$2.05	$1.80	$1.78	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	79	79	82	93	101	140	153	186	278	291

42	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.18	$1.25	$1.15	$1.02	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.36	$1.18	$1.25	$1.15	$1.02	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	21	15	15	11	2	33	17	—	—
Franklin Mutual Shares VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.91	$2.40	$2.67	$2.49	$2.16	$2.30	$2.17	$1.71	$1.51	$1.54
Accumulation unit value at end of period	$2.74	$2.91	$2.40	$2.67	$2.49	$2.16	$2.30	$2.17	$1.71	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	178	197	234	261	350	456	469	527	565	613
Franklin Small Cap Value VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$4.35	$3.48	$4.03	$3.68	$2.86	$3.11	$3.13	$2.32	$1.98	$2.08
Accumulation unit value at end of period	$4.53	$4.35	$3.48	$4.03	$3.68	$2.86	$3.11	$3.13	$2.32	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	51	56	61	67	79	120	121	125	191	209
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$4.28	$3.29	$3.71	$3.37	$3.00	$3.33	$2.96	$2.25	$1.92	$2.07
Accumulation unit value at end of period	$4.59	$4.28	$3.29	$3.71	$3.37	$3.00	$3.33	$2.96	$2.25	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	123	132	153	164	185	241	255	308	361	424
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.87	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.93	$0.87	$0.94	$0.90	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	7	4	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.71	$2.99	$3.22	$2.62	$2.39	$2.42	$2.10	$1.54	$1.36	$1.32
Accumulation unit value at end of period	$4.32	$3.71	$2.99	$3.22	$2.62	$2.39	$2.42	$2.10	$1.54	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	57	62	65	75	92	118	154	196	242	285
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.90	$2.23	$2.60	$1.93	$1.95	$1.90	$1.88	$1.49	$1.25	$1.38
Accumulation unit value at end of period	$3.66	$2.90	$2.23	$2.60	$1.93	$1.95	$1.90	$1.88	$1.49	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	49	53	66	78	88	118	120	153	277	298
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.66	$1.52	$1.60	$1.53	$1.45	$1.50	$1.48	$1.50	$1.34	$1.35
Accumulation unit value at end of period	$1.69	$1.66	$1.52	$1.60	$1.53	$1.45	$1.50	$1.48	$1.50	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	312	326	402	466	538	714	811	989	1,150	1,584
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.99	$2.39	$2.70	$2.39	$2.06	$2.21	$2.00	$1.44	$1.23	$1.28
Accumulation unit value at end of period	$3.54	$2.99	$2.39	$2.70	$2.39	$2.06	$2.21	$2.00	$1.44	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	41	41	40	42	51	50	50	52	63	66
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.43	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—
Accumulation unit value at end of period	$3.41	$2.43	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	70	92	98	106	128	174	188	257	393	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.08	$1.17	$1.07	$0.97	$1.03	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.23	$1.08	$1.17	$1.07	$0.97	$1.03	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	39	41	19	24	—	10	11	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.43	$1.97	$2.27	$1.95	$1.68	$1.81	$1.67	$1.25	$1.06	$1.09
Accumulation unit value at end of period	$2.38	$2.43	$1.97	$2.27	$1.95	$1.68	$1.81	$1.67	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	218	215	221	234	270	315	327	385	517	607
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.19	$1.76	$1.93	$1.79	$1.58	$1.56	$1.40	$1.08	$0.92	$1.00
Accumulation unit value at end of period	$2.17	$2.19	$1.76	$1.93	$1.79	$1.58	$1.56	$1.40	$1.08	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	35	29	31	31	35	6	6	7	7	33
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.79	$2.13	$2.14	$1.87	$2.14	$2.10	$1.78	$1.28	$1.07	$1.04
Accumulation unit value at end of period	$3.15	$2.79	$2.13	$2.14	$1.87	$2.14	$2.10	$1.78	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	12	9	9	6	6	7	5	2	10	13

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	43

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$2.06	$1.62	$1.93	$1.59	$1.62	$1.68	$1.69	$1.44	$1.26	$1.37
Accumulation unit value at end of period	$2.32	$2.06	$1.62	$1.93	$1.59	$1.62	$1.68	$1.69	$1.44	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	54	53	61	55	78	59	56	57	53	68
Invesco V.I. Technology Fund, Series I Shares (11/7/2002)
Accumulation unit value at beginning of period	$4.32	$3.21	$3.26	$2.44	$2.48	$2.35	$2.13	$1.72	$1.56	$1.66
Accumulation unit value at end of period	$6.25	$4.32	$3.21	$3.26	$2.44	$2.48	$2.35	$2.13	$1.72	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	8	7	8	11	14	18	24	28	39	48
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.30	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	26	27	3	11	75	83	53	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	15	14	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.10	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	5	5	18	5	13	—	—	—	—
Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$7.49	$5.22	$5.23	$3.64	$3.23	$3.12	$2.88	$2.15	$1.82	$2.01
Accumulation unit value at end of period	$11.17	$7.49	$5.22	$5.23	$3.64	$3.23	$3.12	$2.88	$2.15	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	4	4	4	4	6	6	10
Janus Henderson VIT Overseas Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.22	$2.57	$3.06	$2.36	$2.56	$2.83	$3.25	$2.88	$2.57	$3.83
Accumulation unit value at end of period	$3.70	$3.22	$2.57	$3.06	$2.36	$2.56	$2.83	$3.25	$2.88	$2.57
Number of accumulation units outstanding at end of period (000 omitted)	8	7	19	19	19	19	18	13	21	36
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.54	$1.89	$1.97	$1.56	$1.57	$1.51	$1.35	$1.05	$0.90	$0.96
Accumulation unit value at end of period	$3.33	$2.54	$1.89	$1.97	$1.56	$1.57	$1.51	$1.35	$1.05	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	75	76	77	77	79	76	75	105	119	137
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.48	$1.27	$1.37	$1.15	$1.12	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.48	$1.27	$1.37	$1.15	$1.12	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	47	47	47	114	104	41	1	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.79	$1.29	$1.30	$1.02	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.16	$1.79	$1.29	$1.30	$1.02	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	95	98	110	134	143	—	—	—	—
MFS® New Discovery Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$4.88	$3.49	$3.59	$2.87	$2.66	$2.75	$3.00	$2.15	$1.79	$2.02
Accumulation unit value at end of period	$7.03	$4.88	$3.49	$3.59	$2.87	$2.66	$2.75	$3.00	$2.15	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	8	8	11	10	23	25	25	30	37	38
MFS® Utilities Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$6.02	$4.87	$4.88	$4.31	$3.91	$4.63	$4.16	$3.50	$3.12	$2.96
Accumulation unit value at end of period	$6.29	$6.02	$4.87	$4.88	$4.31	$3.91	$4.63	$4.16	$3.50	$3.12
Number of accumulation units outstanding at end of period (000 omitted)	31	33	37	39	43	65	72	87	106	120
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$3.05	$2.20	$2.01	$1.47	$1.62	$1.74	$1.73	$1.27	$1.18	$1.29
Accumulation unit value at end of period	$7.61	$3.05	$2.20	$2.01	$1.47	$1.62	$1.74	$1.73	$1.27	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	4	4	5	9	10	15	25	60	80
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.56	$1.34	$1.47	$1.35	$1.32	$1.36	$1.20	$1.19	$0.92	$1.04
Accumulation unit value at end of period	$1.32	$1.56	$1.34	$1.47	$1.35	$1.32	$1.36	$1.20	$1.19	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	34	34	37	41	46	50	46	46	66	76
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.32	$1.04	$1.27	$1.01	$1.04	$1.03	$1.08	$0.93	$0.79	$0.91
Accumulation unit value at end of period	$1.47	$1.32	$1.04	$1.27	$1.01	$1.04	$1.03	$1.08	$0.93	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	12	14	16	15	21	26	27	29	39	43
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.01	$0.89	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.01	$0.89	$0.96	$0.91	$0.93	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

44	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.65	$1.49	$1.59	$1.42	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25
Accumulation unit value at end of period	$1.76	$1.65	$1.49	$1.59	$1.42	$1.27	$1.41	$1.42	$1.43	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	63	63	98	103	188	459	556	864	1,005	1,097
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.04	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.40	$1.21	$1.04	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	5	5	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.02	$1.04	$1.00	$0.98	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.09	$1.02	$1.04	$1.00	$0.98	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	51	45	49	46	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.93	$3.04	$3.09	$2.71	$3.09	$2.89	$2.29	$1.63	$1.35	$1.38
Accumulation unit value at end of period	$4.52	$3.93	$3.04	$3.09	$2.71	$3.09	$2.89	$2.29	$1.63	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	25	23	27	31	41	48	57	82	85	100
Putnam VT International Equity Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.26	$1.82	$2.27	$1.81	$1.88	$1.90	$2.05	$1.62	$1.34	$1.63
Accumulation unit value at end of period	$2.50	$2.26	$1.82	$2.27	$1.81	$1.88	$1.90	$2.05	$1.62	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	6	6	16	18	23	34	38	51	65	107
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$3.31	$2.45	$2.51	$1.96	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13
Accumulation unit value at end of period	$4.22	$3.31	$2.45	$2.51	$1.96	$1.84	$1.86	$1.66	$1.23	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	6	8	16	19	21
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.96	$0.95	$0.94	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.97	$0.96	$0.95	$0.94	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	5	12	5	8	8	8	9	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.72	$0.87	$0.78	$0.54	$0.71	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.36	$0.99	$0.72	$0.87	$0.78	$0.54	$0.71	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	36	43	34	31	36	22	3	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$2.00	$1.66	$1.83	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12
Accumulation unit value at end of period	$2.28	$2.00	$1.66	$1.83	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	172	336	416	408	399	409	336	278	135	136
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$2.00	$1.66	$1.84	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12
Accumulation unit value at end of period	$2.28	$2.00	$1.66	$1.84	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	247	257	273	344	348	1,103	1,530	2,016	1,759	2,093
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04
Accumulation unit value at end of period	$1.47	$1.36	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	406	345	330	404	604	360	344	415	496	210
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04
Accumulation unit value at end of period	$1.47	$1.36	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	443	476	527	585	659	747	731	1,161	2,287	2,298
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.12	$0.97	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.12	$0.97	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.17	$1.00	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.10	$1.03	$1.01	$1.03	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.18	$1.06	$1.10	$1.03	$1.01	$1.03	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	32	41	52	59	67	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.14	$1.04	$1.02	$1.05	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.22	$1.08	$1.14	$1.04	$1.02	$1.05	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	213	200	78	100	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	45

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.30	$1.11	$1.22	$1.05	$1.02	$1.07	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.30	$1.11	$1.22	$1.05	$1.02	$1.07	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	735	905	1,115	1,420	1,668	1,792	1,769	602	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.18	$1.05	$1.02	$1.06	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.27	$1.10	$1.18	$1.05	$1.02	$1.06	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	549	575	639	1,030	1,096	1,264	1,376	142	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.68	$1.46	$1.56	$1.39	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09
Accumulation unit value at end of period	$1.88	$1.68	$1.46	$1.56	$1.39	$1.35	$1.37	$1.31	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,161	1,405	1,693	1,939	1,946	2,418	2,261	2,009	1,585	1,291
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.68	$1.46	$1.56	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09
Accumulation unit value at end of period	$1.88	$1.68	$1.46	$1.56	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	5,951	6,662	8,408	9,657	11,647	13,253	15,534	17,524	19,082	21,360
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.84	$1.56	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11
Accumulation unit value at end of period	$2.07	$1.84	$1.56	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	387	630	790	777	815	988	1,279	1,257	1,065	938
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.84	$1.57	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11
Accumulation unit value at end of period	$2.08	$1.84	$1.57	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,682	2,099	2,299	2,578	2,913	3,891	4,178	5,153	6,747	7,546
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.51	$1.34	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.66	$1.51	$1.34	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	157	220	232	424	585	365	381	258	633	482
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.66	$1.51	$1.35	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	512	560	634	796	994	1,222	1,457	1,982	2,762	3,824
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.10	$1.68	$1.84	$1.55	$1.42	$1.43	$1.29	$1.02	$0.93	$0.97
Accumulation unit value at end of period	$2.43	$2.10	$1.68	$1.84	$1.55	$1.42	$1.43	$1.29	$1.02	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	52	59	59	60	67	94	90	113	121	141
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.68	$3.11	$3.63	$3.43	$2.76	$3.07	$3.04	$2.28	$2.03	$2.14
Accumulation unit value at end of period	$3.79	$3.68	$3.11	$3.63	$3.43	$2.76	$3.07	$3.04	$2.28	$2.03
Number of accumulation units outstanding at end of period (000 omitted)	82	88	91	97	105	123	127	152	194	216
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.14	$1.00	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.14	$1.00	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.20	$1.01	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.17	$1.00	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	261	280	300	—	—	—	—	—	—	—
Wanger International (11/7/2002)
Accumulation unit value at beginning of period	$5.62	$4.37	$5.36	$4.07	$4.17	$4.21	$4.45	$3.67	$3.05	$3.61
Accumulation unit value at end of period	$6.37	$5.62	$4.37	$5.36	$4.07	$4.17	$4.21	$4.45	$3.67	$3.05
Number of accumulation units outstanding at end of period (000 omitted)	99	105	114	118	133	197	193	206	274	305
Wanger USA (11/7/2002)
Accumulation unit value at beginning of period	$5.39	$4.15	$4.26	$3.60	$3.20	$3.25	$3.13	$2.36	$1.99	$2.08
Accumulation unit value at end of period	$6.63	$5.39	$4.15	$4.26	$3.60	$3.20	$3.25	$3.13	$2.36	$1.99
Number of accumulation units outstanding at end of period (000 omitted)	104	134	156	174	215	308	365	411	480	576
Wells Fargo VT Index Asset Allocation Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.10	$2.60	$2.71	$2.44	$2.29	$2.28	$1.95	$1.65	$1.47	$1.40
Accumulation unit value at end of period	$3.58	$3.10	$2.60	$2.71	$2.44	$2.29	$2.28	$1.95	$1.65	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	75	74	73	80	79	80	86	98	125	127

46	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.62	$1.42	$1.73	$1.41	$1.38	$1.37	$1.46	$1.23	$1.10	$1.27
Accumulation unit value at end of period	$1.69	$1.62	$1.42	$1.73	$1.41	$1.38	$1.37	$1.46	$1.23	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	89	81	93	94	113	145	130	112	127	145
Wells Fargo VT Opportunity Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$4.55	$3.50	$3.80	$3.19	$2.87	$2.99	$2.74	$2.12	$1.85	$1.98
Accumulation unit value at end of period	$5.45	$4.55	$3.50	$3.80	$3.19	$2.87	$2.99	$2.74	$2.12	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	20	31	35	45	63	74	81	97	114	141
Wells Fargo VT Small Cap Growth Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$5.56	$4.50	$4.48	$3.60	$3.37	$3.51	$3.61	$2.43	$2.27	$2.41
Accumulation unit value at end of period	$8.68	$5.56	$4.50	$4.48	$3.60	$3.37	$3.51	$3.61	$2.43	$2.27
Number of accumulation units outstanding at end of period (000 omitted)	25	25	25	18	29	32	29	38	61	84
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.21	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	12	14	17	18	25	24	1	—	—

Variable account charges of 1.05% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.24	$1.10	$1.07	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.14	$1.24	$1.10	$1.07	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	18	18	19	21	21	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.23	$1.74	$1.95	$1.45	$1.47	$1.45	$1.40	$1.15	$1.03	$1.35
Accumulation unit value at end of period	$3.07	$2.23	$1.74	$1.95	$1.45	$1.47	$1.45	$1.40	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	44	45	61	120	182	219	264	311	292	322
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.45	$2.00	$2.15	$1.83	$1.67	$1.66	$1.54	$1.15	$0.99	$0.95
Accumulation unit value at end of period	$2.49	$2.45	$2.00	$2.15	$1.83	$1.67	$1.66	$1.54	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	189	123	151	208	168	198	262	264	165	201
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.89	$0.77	$1.01	$0.82	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81
Accumulation unit value at end of period	$0.90	$0.89	$0.77	$1.01	$0.82	$0.83	$0.82	$0.89	$0.73	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	202	220	267	314	445	535	548	562	675	742
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$3.69	$2.78	$2.74	$2.10	$2.08	$1.89	$1.68	$1.24	$1.08	$1.13
Accumulation unit value at end of period	$4.94	$3.69	$2.78	$2.74	$2.10	$2.08	$1.89	$1.68	$1.24	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	164	138	124	128	147	123	44	41	42	50
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.70	$0.95	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	169	191	210	241	86	66	43	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$3.04	$2.38	$2.77	$2.51	$2.07	$2.12	$1.84	$1.43	$1.25	$1.27
Accumulation unit value at end of period	$3.04	$3.04	$2.38	$2.77	$2.51	$2.07	$2.12	$1.84	$1.43	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	180	182	218	267	393	433	431	464	481	549
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$3.57	$2.68	$2.69	$2.06	$2.00	$1.90	$1.75	$1.29	$1.15	$1.15
Accumulation unit value at end of period	$5.28	$3.57	$2.68	$2.69	$2.06	$2.00	$1.90	$1.75	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	202	302	245	223	463	322	598	504	461	427
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.36	$1.88	$2.09	$1.95	$1.64	$1.72	$1.54	$1.19	$1.05	$1.05
Accumulation unit value at end of period	$2.35	$2.36	$1.88	$2.09	$1.95	$1.64	$1.72	$1.54	$1.19	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	307	407	567	611	753	876	725	761	786	848
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.22	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.69	$1.42	$1.22	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	141	204	319	363	405	586	448	478	159	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.90	$2.31	$2.26	$1.84	$1.76	$1.86	$1.80	$1.24	$1.05	$1.04
Accumulation unit value at end of period	$4.12	$2.90	$2.31	$2.26	$1.84	$1.76	$1.86	$1.80	$1.24	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	30	28	54	90	121	134	131	175	147	149

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	47

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.18	$1.79	$1.93	$1.70	$1.61	$1.60	$1.47	$1.22	$1.08	$1.07
Accumulation unit value at end of period	$2.53	$2.18	$1.79	$1.93	$1.70	$1.61	$1.60	$1.47	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	562	637	718	672	560	317	207	182	144	126
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.55	$0.52	$0.61	$0.60	$0.54	$0.72	$0.93	$1.00	—	—
Accumulation unit value at end of period	$0.54	$0.55	$0.52	$0.61	$0.60	$0.54	$0.72	$0.93	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	36	33	43	38	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.10	$1.59	$1.77	$1.48	$1.38	$1.35	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.53	$2.10	$1.59	$1.77	$1.48	$1.38	$1.35	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	101	104	50	39	38	23	12	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.24	$2.63	$2.77	$2.26	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21
Accumulation unit value at end of period	$3.66	$3.24	$2.63	$2.77	$2.26	$2.11	$2.12	$1.86	$1.41	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	8	4	3	3	4	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.62	$2.12	$2.23	$1.81	$1.70	$1.70	$1.49	$1.13	$1.00	$0.96
Accumulation unit value at end of period	$2.95	$2.62	$2.12	$2.23	$1.81	$1.70	$1.70	$1.49	$1.13	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	83	88	93	84	193	217	144	143	150	176
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.41	$1.97	$2.12	$1.87	$1.67	$1.74	$1.60	$1.28	$1.13	$1.21
Accumulation unit value at end of period	$2.41	$2.41	$1.97	$2.12	$1.87	$1.67	$1.74	$1.60	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	78	77	79	72	97	141	133	155	9	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.11	$1.72	$1.85	$1.63	$1.45	$1.51	$1.39	$1.11	$0.98	$1.05
Accumulation unit value at end of period	$2.11	$2.11	$1.72	$1.85	$1.63	$1.45	$1.51	$1.39	$1.11	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	504	580	556	733	943	1,060	1,244	1,354	1,409	1,783
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$0.99	$1.08	$0.97	$0.89	$0.91	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.09	$0.99	$1.08	$0.97	$0.89	$0.91	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	41	37	27	24	10	10	10	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.12	$1.44	$0.99	$0.96	$1.06	$1.10	$1.13	$0.95	$1.22
Accumulation unit value at end of period	$1.91	$1.45	$1.12	$1.44	$0.99	$0.96	$1.06	$1.10	$1.13	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	25	30	40	28	21	51	46	44	36	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.99	$1.53	$1.97	$1.35	$1.30	$1.45	$1.50	$1.54	$1.29	$1.65
Accumulation unit value at end of period	$2.63	$1.99	$1.53	$1.97	$1.35	$1.30	$1.45	$1.50	$1.54	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	400	667	574	451	746	562	662	704	733	1,038
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.91	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04
Accumulation unit value at end of period	$1.03	$1.00	$0.91	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	2	2	2	2	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.12	$1.19	$1.14	$1.16	$1.25	$1.26	$1.38	$1.31	$1.26
Accumulation unit value at end of period	$1.27	$1.22	$1.12	$1.19	$1.14	$1.16	$1.25	$1.26	$1.38	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	299	306	328	496	596	633	719	734	804	814
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.93	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00
Accumulation unit value at end of period	$0.93	$0.93	$0.93	$0.93	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	171	203	167	79	61	—	—	96	86	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$0.99	$0.98	$0.98	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.05
Accumulation unit value at end of period	$0.98	$0.99	$0.98	$0.98	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,692	1,248	2,857	4,143	2,662	4,067	2,163	1,390	2,463	2,275
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.49	$1.57	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08
Accumulation unit value at end of period	$1.81	$1.72	$1.49	$1.57	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	29	42	79	89	86	74	35	33	19	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.20	$1.90	$2.00	$1.90	$1.72	$1.76	$1.72	$1.64	$1.43	$1.37
Accumulation unit value at end of period	$2.32	$2.20	$1.90	$2.00	$1.90	$1.72	$1.76	$1.72	$1.64	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	112	114	128	206	288	343	437	423	450	485

48	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.46	$1.53	$1.46	$1.33	$1.36	$1.33	$1.28	$1.12	$1.07
Accumulation unit value at end of period	$1.75	$1.68	$1.46	$1.53	$1.46	$1.33	$1.36	$1.33	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	54	52	57	58	44	469	469	476	9	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.14	$1.86	$1.96	$1.86	$1.70	$1.73	$1.69	$1.62	$1.43	$1.36
Accumulation unit value at end of period	$2.24	$2.14	$1.86	$1.96	$1.86	$1.70	$1.73	$1.69	$1.62	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	353	398	431	556	901	649	986	1,224	1,264	1,054
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.19	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02
Accumulation unit value at end of period	$1.42	$1.28	$1.19	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	18	49	157	176	163	153	27	25	76	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.55	$1.43	$1.44	$1.41	$1.36	$1.37	$1.32	$1.36	$1.28	$1.21
Accumulation unit value at end of period	$1.72	$1.55	$1.43	$1.44	$1.41	$1.36	$1.37	$1.32	$1.36	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	794	892	997	1,111	1,442	1,529	1,574	1,752	2,455	2,407
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.45	$2.57	$2.71	$2.14	$2.14	$1.99	$1.77	$1.37	$1.16	$1.21
Accumulation unit value at end of period	$4.59	$3.45	$2.57	$2.71	$2.14	$2.14	$1.99	$1.77	$1.37	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	12	12	43	39	30	23	43	43	30	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.95	$2.19	$2.31	$1.82	$1.82	$1.69	$1.50	$1.16	$0.98	$1.02
Accumulation unit value at end of period	$3.92	$2.95	$2.19	$2.31	$1.82	$1.82	$1.69	$1.50	$1.16	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	36	46	81	88	142	162	132	98	101	123
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.84	$2.19	$2.33	$1.94	$1.76	$1.76	$1.57	$1.21	$1.06	$1.05
Accumulation unit value at end of period	$3.32	$2.84	$2.19	$2.33	$1.94	$1.76	$1.76	$1.57	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	269	314	434	573	504	443	422	262	260	166
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.08	$1.07	$1.03	$1.07	$1.07	$1.07	$1.02	$1.01
Accumulation unit value at end of period	$1.19	$1.13	$1.07	$1.08	$1.07	$1.03	$1.07	$1.07	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	413	390	303	291	242	217	145	14	69	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.21	$1.02	$1.09	$1.00	$0.98	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.21	$1.02	$1.09	$1.00	$0.98	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	15	44	63	92	68	5	5	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.58	$1.93	$2.06	$1.69	$1.68	$1.61	$1.52	$1.17	$1.07	$1.27
Accumulation unit value at end of period	$3.45	$2.58	$1.93	$2.06	$1.69	$1.68	$1.61	$1.52	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	20	19	18	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.87	$2.15	$2.29	$1.88	$1.86	$1.78	$1.68	$1.29	$1.18	$1.40
Accumulation unit value at end of period	$3.85	$2.87	$2.15	$2.29	$1.88	$1.86	$1.78	$1.68	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	47	65	45	46	57	56	59	59	53	108
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.31	$1.59	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19
Accumulation unit value at end of period	$1.74	$1.62	$1.31	$1.59	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	10	10	9	9	10	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.50	$1.21	$1.46	$1.16	$1.25	$1.20	$1.33	$1.10	$0.94	$1.09
Accumulation unit value at end of period	$1.61	$1.50	$1.21	$1.46	$1.16	$1.25	$1.20	$1.33	$1.10	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	161	161	183	230	295	188	178	208	201	222
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.95	$2.36	$2.72	$2.28	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20
Accumulation unit value at end of period	$3.12	$2.95	$2.36	$2.72	$2.28	$1.92	$2.05	$1.86	$1.37	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	2	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.52	$2.01	$2.32	$1.94	$1.64	$1.74	$1.58	$1.16	$0.99	$1.02
Accumulation unit value at end of period	$2.67	$2.52	$2.01	$2.32	$1.94	$1.64	$1.74	$1.58	$1.16	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	57	51	38	51	54	60	22	53	40	31
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.66	$2.05	$2.39	$2.14	$1.90	$2.02	$1.82	$1.34	$1.14	$1.26
Accumulation unit value at end of period	$2.82	$2.66	$2.05	$2.39	$2.14	$1.90	$2.02	$1.82	$1.34	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	5	4	4	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	49

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.40	$1.84	$2.15	$1.92	$1.70	$1.81	$1.63	$1.19	$1.02	$1.13
Accumulation unit value at end of period	$2.55	$2.40	$1.84	$2.15	$1.92	$1.70	$1.81	$1.63	$1.19	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	94	98	110	165	181	224	355	375	370	430
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.46	$2.12	$2.46	$2.21	$1.97	$2.06	$1.97	$1.34	$1.15	$1.27
Accumulation unit value at end of period	$2.65	$2.46	$2.12	$2.46	$2.21	$1.97	$2.06	$1.97	$1.34	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2	2	6	4	4	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.23	$1.92	$2.22	$2.00	$1.77	$1.85	$1.77	$1.20	$1.03	$1.14
Accumulation unit value at end of period	$2.41	$2.23	$1.92	$2.22	$2.00	$1.77	$1.85	$1.77	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	21	21	22	22	22	33	81	100	84	83
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.25	$1.15	$1.17	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	$1.00
Accumulation unit value at end of period	$1.32	$1.25	$1.15	$1.17	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	161	168	183	74	35	23	25	23	20	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.06	$1.04	$1.02	$1.02	$0.98	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.16	$1.12	$1.06	$1.06	$1.04	$1.02	$1.02	$0.98	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	29	31	30	30	30	22	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.16	$1.14	$1.12	$1.12	$1.07	$1.10	$1.10	$1.09
Accumulation unit value at end of period	$1.28	$1.23	$1.17	$1.16	$1.14	$1.12	$1.12	$1.07	$1.10	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	187	228	221	250	333	347	425	465	700	753
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.48	$0.45	$0.52	$0.52	$0.47	$0.63	$0.77	$0.86	$0.89	$1.03
Accumulation unit value at end of period	$0.47	$0.48	$0.45	$0.52	$0.52	$0.47	$0.63	$0.77	$0.86	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	127	152	154	166	173	173	191	202	241	359
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.16	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.32	$1.23	$1.13	$1.16	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3	1	3	4	5	6	6	5	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.20	$1.23	$1.21	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02
Accumulation unit value at end of period	$1.38	$1.28	$1.20	$1.23	$1.21	$1.13	$1.16	$1.08	$1.16	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	45	55	58	41	35	20	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.40	$1.42	$1.40	$1.30	$1.34	$1.24	$1.33	$1.27	$1.17
Accumulation unit value at end of period	$1.61	$1.49	$1.40	$1.42	$1.40	$1.30	$1.34	$1.24	$1.33	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	346	384	432	517	545	563	587	662	1,287	1,413
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.56	$1.68	$1.60	$1.55	$1.58	$1.40	$1.38	$1.07	$1.20
Accumulation unit value at end of period	$1.83	$1.95	$1.56	$1.68	$1.60	$1.55	$1.58	$1.40	$1.38	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	23	26	29	26	37	28	28	28	17	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.24	$1.02	$0.99	$1.04	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.19	$1.03	$1.24	$1.02	$0.99	$1.04	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	83	46	20	18	—	7	7	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.75	$1.34	$1.39	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.29	$1.75	$1.34	$1.39	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	508	597	650	850	1,040	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.57	$2.74	$2.85	$2.17	$2.08	$1.90	$1.71	$1.34	$1.19	$1.21
Accumulation unit value at end of period	$4.64	$3.57	$2.74	$2.85	$2.17	$2.08	$1.90	$1.71	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	10	13	11	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.34	$2.55	$2.61	$2.02	$2.10	$2.00	$1.84	$1.36	$1.21	$1.23
Accumulation unit value at end of period	$4.53	$3.34	$2.55	$2.61	$2.02	$2.10	$2.00	$1.84	$1.36	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	1	1	1	1	1	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.78	$2.17	$2.45	$2.11	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16
Accumulation unit value at end of period	$2.85	$2.78	$2.17	$2.45	$2.11	$1.87	$1.91	$1.75	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	34	38	45	50	25	20	1	1	—	—

50	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.25	$2.59	$2.55	$1.95	$1.91	$1.81	$1.71	$1.32	$1.19	$1.24
Accumulation unit value at end of period	$5.64	$3.25	$2.59	$2.55	$1.95	$1.91	$1.81	$1.71	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$1.94	$2.17	$1.89	$1.68	$1.85	$1.71	$1.35	$1.20	$1.17
Accumulation unit value at end of period	$2.46	$2.43	$1.94	$2.17	$1.89	$1.68	$1.85	$1.71	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	—	—	26	25	23	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.08	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.23	$1.14	$1.06	$1.08	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	27	26	30	31	33	34	13	12	4	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.97	$2.34	$2.64	$2.31	$1.93	$1.95	$1.77	$1.32	$1.14	$1.23
Accumulation unit value at end of period	$3.16	$2.97	$2.34	$2.64	$2.31	$1.93	$1.95	$1.77	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	19	18	16	15	6	5	1	1	2	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.93	$2.32	$2.60	$2.27	$1.90	$1.92	$1.73	$1.29	$1.11	$1.20
Accumulation unit value at end of period	$3.13	$2.93	$2.32	$2.60	$2.27	$1.90	$1.92	$1.73	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	39	41	54	56	91	96	104	65	68	106
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	$1.01	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	$1.01	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	729	99	116	164	108	62	53	12	4	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.00	$2.14	$2.24	$1.85	$1.80	$1.88	$1.74	$1.38	$1.20	$1.19
Accumulation unit value at end of period	$3.77	$3.00	$2.14	$2.24	$1.85	$1.80	$1.88	$1.74	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	21	20	20	19	18	18	17	15	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$0.93	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—
Accumulation unit value at end of period	$1.10	$1.05	$0.93	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	30	39	74	75	73	75	80	74	32	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.35	$1.36	$1.33	$1.24	$1.26	$1.27	$1.23	$1.16	$1.14
Accumulation unit value at end of period	$1.44	$1.43	$1.35	$1.36	$1.33	$1.24	$1.26	$1.27	$1.23	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	397	509	1,064	614	1,138	1,212	1,717	1,636	1,460	1,217
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.76	$2.12	$2.30	$1.91	$1.79	$1.80	$1.63	$1.26	$1.10	$1.14
Accumulation unit value at end of period	$3.56	$2.76	$2.12	$2.30	$1.91	$1.79	$1.80	$1.63	$1.26	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,001	1,278	1,267	1,208	1,627	1,714	2,284	2,357	1,981	2,111
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.50	$2.05	$2.44	$2.04	$1.84	$1.89	$1.81	$1.34	$1.18	$1.34
Accumulation unit value at end of period	$2.92	$2.50	$2.05	$2.44	$2.04	$1.84	$1.89	$1.81	$1.34	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	470	790	749	665	878	874	1,149	1,665	1,557	1,438
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.55	$1.23	$1.47	$1.14	$1.21	$1.19	$1.31	$1.02	$0.85	$1.04
Accumulation unit value at end of period	$1.77	$1.55	$1.23	$1.47	$1.14	$1.21	$1.19	$1.31	$1.02	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	97	115	128	173	189	190	249	254	265	306
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.11	$1.04	$0.98	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.07	$1.11	$1.04	$0.98	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	280	212	162	93	170	132	59	123	—	—
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.04	$1.13	$1.03	$1.04	$1.04	$0.92	$0.91	$0.72	$0.77
Accumulation unit value at end of period	$1.18	$1.26	$1.04	$1.13	$1.03	$1.04	$1.04	$0.92	$0.91	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	93	199	269	356	500	501	538	546	482	508
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.18	$1.25	$1.15	$1.02	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.36	$1.18	$1.25	$1.15	$1.02	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	194	196	142	140	54	75	218	136	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.87	$1.54	$1.72	$1.60	$1.39	$1.48	$1.40	$1.10	$0.97	$0.99
Accumulation unit value at end of period	$1.76	$1.87	$1.54	$1.72	$1.60	$1.39	$1.48	$1.40	$1.10	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	406	421	442	512	658	763	729	754	789	949

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	51

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.47	$1.98	$2.29	$2.09	$1.63	$1.77	$1.78	$1.32	$1.13	$1.18
Accumulation unit value at end of period	$2.57	$2.47	$1.98	$2.29	$2.09	$1.63	$1.77	$1.78	$1.32	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	168	281	268	291	365	425	485	515	539	558
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.86	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.93	$0.86	$0.94	$0.90	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	44	28	6	—	16	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.56	$2.07	$2.23	$1.82	$1.66	$1.67	$1.45	$1.07	$0.94	$0.92
Accumulation unit value at end of period	$2.98	$2.56	$2.07	$2.23	$1.82	$1.66	$1.67	$1.45	$1.07	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	110	115	143	126	204	210	221	225	212	236
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.42	$1.86	$2.17	$1.61	$1.63	$1.59	$1.57	$1.25	$1.05	$1.16
Accumulation unit value at end of period	$3.05	$2.42	$1.86	$2.17	$1.61	$1.63	$1.59	$1.57	$1.25	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	87	114	123	167	265	289	464	487	522	678
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.59	$1.45	$1.54	$1.47	$1.39	$1.44	$1.42	$1.44	$1.29	$1.30
Accumulation unit value at end of period	$1.62	$1.59	$1.45	$1.54	$1.47	$1.39	$1.44	$1.42	$1.44	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	682	906	1,012	1,256	1,432	1,654	1,891	2,310	2,428	2,631
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$1.28	$0.98	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.28	$0.98	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	83	105	212	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.65	$2.12	$2.40	$2.13	$1.83	$1.96	$1.78	$1.28	$1.10	$1.14
Accumulation unit value at end of period	$3.13	$2.65	$2.12	$2.40	$2.13	$1.83	$1.96	$1.78	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	170	188	205	199	297	310	214	192	199	218
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.42	$1.79	$1.88	$1.50	$1.48	$1.43	$1.34	$0.97	$1.00	—
Accumulation unit value at end of period	$3.40	$2.42	$1.79	$1.88	$1.50	$1.48	$1.43	$1.34	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	9	87	90	92	114	114	114	115	116	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.17	$1.07	$0.97	$1.03	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.22	$1.08	$1.17	$1.07	$0.97	$1.03	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	12	11	37	54	50	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.23	$1.81	$2.08	$1.79	$1.55	$1.67	$1.54	$1.15	$0.98	$1.01
Accumulation unit value at end of period	$2.19	$2.23	$1.81	$2.08	$1.79	$1.55	$1.67	$1.54	$1.15	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	123	133	145	158	232	280	328	317	329	372
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.13	$1.73	$1.89	$1.76	$1.56	$1.54	$1.39	$1.07	$0.92	$1.00
Accumulation unit value at end of period	$2.10	$2.13	$1.73	$1.89	$1.76	$1.56	$1.54	$1.39	$1.07	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	57	85	116	227	290	294	316	311	276	369
Invesco V.I. Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.93	$2.24	$2.25	$1.97	$2.25	$2.21	$1.87	$1.35	$1.13	$1.10
Accumulation unit value at end of period	$3.31	$2.93	$2.24	$2.25	$1.97	$2.25	$2.21	$1.87	$1.35	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	112	144	156	250	249	302	423	468	446	453
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.42	$1.70	$1.40	$1.42	$1.47	$1.49	$1.27	$1.11	$1.21
Accumulation unit value at end of period	$2.03	$1.81	$1.42	$1.70	$1.40	$1.42	$1.47	$1.49	$1.27	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	203	248	326	344	435	491	458	417	456	534
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.08	$1.15	$0.98	$1.02	$1.13	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.30	$1.08	$1.15	$0.98	$1.02	$1.13	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	16	16	23	54	74	58	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	235	239	193	—	—	—	—	—	—	—

52	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.10	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	101	78	75	75	35	14	2	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.52	$1.88	$1.96	$1.55	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96
Accumulation unit value at end of period	$3.31	$2.52	$1.88	$1.96	$1.55	$1.56	$1.50	$1.35	$1.05	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	132	188	210	300	413	466	548	614	758	925
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.48	$1.27	$1.37	$1.15	$1.12	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.48	$1.27	$1.37	$1.15	$1.12	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	31	20	20	20	20	5	5	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.78	$1.29	$1.30	$1.02	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.15	$1.78	$1.29	$1.30	$1.02	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	188	253	265	402	462	—	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$2.80	$2.27	$2.28	$2.01	$1.82	$2.16	$1.94	$1.63	$1.46	$1.38
Accumulation unit value at end of period	$2.93	$2.80	$2.27	$2.28	$2.01	$1.82	$2.16	$1.94	$1.63	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	139	370	191	493	339	409	480	569	661	782
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$3.51	$2.54	$2.32	$1.69	$1.88	$2.02	$2.00	$1.47	$1.37	$1.49
Accumulation unit value at end of period	$8.77	$3.51	$2.54	$2.32	$1.69	$1.88	$2.02	$2.00	$1.47	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	61	36	36	69	86	103	184	195	216	156
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.58	$1.35	$1.49	$1.37	$1.35	$1.38	$1.22	$1.21	$0.94	$1.05
Accumulation unit value at end of period	$1.33	$1.58	$1.35	$1.49	$1.37	$1.35	$1.38	$1.22	$1.21	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	83	84	90	153	179	188	267	291	246	297
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.18	$1.43	$1.14	$1.18	$1.17	$1.22	$1.05	$0.90	$1.03
Accumulation unit value at end of period	$1.66	$1.49	$1.18	$1.43	$1.14	$1.18	$1.17	$1.22	$1.05	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	40	47	67	66	112	134	118	123	183	176
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$2.64	$2.12	$2.28	$1.95	$1.80	$1.83	$1.68	$1.24	$1.13	$1.18
Accumulation unit value at end of period	$3.12	$2.64	$2.12	$2.28	$1.95	$1.80	$1.83	$1.68	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	66	68	67	68	168	112	104	121	142	147
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.01	$0.89	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.01	$0.89	$0.96	$0.91	$0.93	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	3	3	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.65	$1.49	$1.59	$1.42	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25
Accumulation unit value at end of period	$1.76	$1.65	$1.49	$1.59	$1.42	$1.27	$1.41	$1.42	$1.43	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	279	338	366	479	658	933	1,123	1,491	1,630	1,530
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.11	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.39	$1.20	$1.04	$1.11	$0.99	$0.96	$0.97	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	16	16	3	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.02	$1.04	$1.00	$0.98	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.09	$1.02	$1.04	$1.00	$0.98	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	639	50	47	23	11	—	—	1	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.96	$0.95	$0.93	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.97	$0.96	$0.95	$0.93	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	196	226	225	267	216	174	25	17	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.36	$0.99	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	51	65	40	35	20	13	10	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.99	$1.65	$1.83	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12
Accumulation unit value at end of period	$2.26	$1.99	$1.65	$1.83	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	431	430	589	1,217	1,315	1,319	1,173	1,085	1,001	887

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	53

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.99	$1.65	$1.83	$1.56	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12
Accumulation unit value at end of period	$2.27	$1.99	$1.65	$1.83	$1.56	$1.48	$1.51	$1.45	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,803	4,138	4,752	6,506	6,883	7,837	7,802	10,551	12,253	14,095
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04
Accumulation unit value at end of period	$1.46	$1.35	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	487	471	1,139	1,501	1,823	1,720	2,307	3,923	3,754	1,870
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04
Accumulation unit value at end of period	$1.46	$1.35	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,198	3,504	5,507	7,783	10,002	9,698	10,906	16,064	23,028	27,822
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.11	$0.97	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.11	$0.97	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	73	74	75	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.17	$1.00	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	190	206	29	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.11	$1.04	$1.02	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.19	$1.07	$1.11	$1.04	$1.02	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,405	986	374	1,184	982	489	71	117	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.18	$1.07	$1.05	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.26	$1.12	$1.18	$1.07	$1.05	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,783	2,170	1,859	3,041	3,279	3,671	3,265	1,083	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.41	$1.20	$1.32	$1.13	$1.11	$1.16	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.41	$1.20	$1.32	$1.13	$1.11	$1.16	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,755	21,768	25,125	27,567	29,067	29,278	25,686	10,351	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.24	$1.34	$1.18	$1.15	$1.20	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.56	$1.43	$1.24	$1.34	$1.18	$1.15	$1.20	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	66,760	77,945	88,702	93,772	99,344	102,812	106,021	98,347	63,295	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.67	$1.45	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09
Accumulation unit value at end of period	$1.87	$1.67	$1.45	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	10,795	13,247	16,389	17,833	18,779	20,265	20,810	19,525	16,779	12,779
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.67	$1.46	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09
Accumulation unit value at end of period	$1.87	$1.67	$1.46	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	46,785	55,936	64,676	77,942	92,811	104,634	113,486	117,715	121,348	121,489
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.83	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.06	$1.83	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,606	4,201	5,232	5,708	5,954	5,842	5,520	6,255	5,501	4,493
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.83	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11
Accumulation unit value at end of period	$2.06	$1.83	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	10,984	14,526	17,450	21,816	28,221	31,084	34,878	48,803	54,213	59,742
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.65	$1.50	$1.34	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,791	3,375	3,553	3,906	4,158	4,871	6,173	7,945	7,553	5,429
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.41	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.65	$1.50	$1.34	$1.41	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	12,158	13,854	15,271	19,755	23,247	26,332	29,100	33,067	37,210	36,289
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.12	$1.13	$1.11	$1.10	$1.10	$1.06	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.28	$1.20	$1.12	$1.13	$1.11	$1.10	$1.10	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	5	5	10	11	13	14	14	12	4	—

54	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.47	$1.98	$2.18	$1.83	$1.69	$1.70	$1.54	$1.21	$1.11	$1.16
Accumulation unit value at end of period	$2.85	$2.47	$1.98	$2.18	$1.83	$1.69	$1.70	$1.54	$1.21	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1	—	9	9	9	9	9	9	9	—
Variable Portfolio – Partners Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.15	$1.72	$1.89	$1.58	$1.46	$1.47	$1.33	$1.05	$0.95	$1.00
Accumulation unit value at end of period	$2.48	$2.15	$1.72	$1.89	$1.58	$1.46	$1.47	$1.33	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	118	142	146	185	233	257	309	359	398	508
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.24	$1.51	$1.25	$1.31	$1.33	$1.44	$1.20	$1.01	$1.17
Accumulation unit value at end of period	$1.60	$1.46	$1.24	$1.51	$1.25	$1.31	$1.33	$1.44	$1.20	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	51	46	46	26	37	37	19	18	10	—
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.31	$1.63	$1.30	$1.37	$1.42	$1.43	$1.22	$1.07	$1.16
Accumulation unit value at end of period	$1.98	$1.63	$1.31	$1.63	$1.30	$1.37	$1.42	$1.43	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7	34	130	157	170	142	11	11	10	—
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.42	$1.15	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18
Accumulation unit value at end of period	$1.23	$1.30	$1.16	$1.42	$1.15	$1.07	$1.17	$1.28	$1.08	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	21	36	36	35	33	13	22	20	8	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.47	$2.07	$2.19	$1.87	$1.78	$1.90	$1.93	$1.39	$1.27	$1.29
Accumulation unit value at end of period	$3.39	$2.47	$2.07	$2.19	$1.87	$1.78	$1.90	$1.93	$1.39	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	17	16	17	16	15	24	17	9	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$1.76	$2.06	$1.95	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23
Accumulation unit value at end of period	$2.14	$2.08	$1.76	$2.06	$1.95	$1.57	$1.75	$1.74	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	6	1	1	8	7	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.10	$1.77	$2.07	$1.96	$1.57	$1.76	$1.74	$1.30	$1.16	$1.23
Accumulation unit value at end of period	$2.16	$2.10	$1.77	$2.07	$1.96	$1.57	$1.76	$1.74	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	81	84	91	112	145	155	186	201	252	370
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.22	$1.07	$1.11	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,181	2,777	556	10	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.37	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.37	$1.15	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,428	3,424	2,790	1,726	704	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.29	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.29	$1.11	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,171	2,147	1,798	425	206	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$2.17	$1.68	$2.07	$1.57	$1.61	$1.63	$1.72	$1.42	$1.18	$1.40
Accumulation unit value at end of period	$2.45	$2.17	$1.68	$2.07	$1.57	$1.61	$1.63	$1.72	$1.42	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	272	306	361	475	527	583	683	734	800	878
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$3.09	$2.38	$2.44	$2.06	$1.83	$1.87	$1.80	$1.36	$1.14	$1.20
Accumulation unit value at end of period	$3.80	$3.09	$2.38	$2.44	$2.06	$1.83	$1.87	$1.80	$1.36	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	194	237	285	378	559	620	762	843	927	1,071
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.37	$1.11	$1.09	$1.08	$1.15	$0.98	$0.87	$1.01
Accumulation unit value at end of period	$1.33	$1.28	$1.12	$1.37	$1.11	$1.09	$1.08	$1.15	$0.98	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	121	250	250	272	345	340	334	321	350	421
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.97	$2.28	$2.48	$2.08	$1.88	$1.96	$1.79	$1.38	$1.21	$1.30
Accumulation unit value at end of period	$3.55	$2.97	$2.28	$2.48	$2.08	$1.88	$1.96	$1.79	$1.38	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	91	99	142	140	194	250	279	338	332	386
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$3.46	$2.80	$2.80	$2.25	$2.11	$2.19	$2.26	$1.52	$1.42	$1.51
Accumulation unit value at end of period	$5.41	$3.46	$2.80	$2.80	$2.25	$2.11	$2.19	$2.26	$1.52	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	43	75	90	113	135	157	246	315	319	373

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	55

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.05	$0.92	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.20	$1.07	$1.12	$1.05	$0.92	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	30	42	58	5	—	4	—	—	—

Variable account charges of 1.10% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.24	$1.10	$1.07	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.29	$1.14	$1.24	$1.10	$1.07	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	283	334	328	222	221	198	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.21	$1.73	$1.94	$1.44	$1.47	$1.44	$1.39	$1.15	$1.02	$1.35
Accumulation unit value at end of period	$3.05	$2.21	$1.73	$1.94	$1.44	$1.47	$1.44	$1.39	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	6	6	8	11	15	24	27	60	68
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.44	$1.99	$2.14	$1.82	$1.66	$1.66	$1.53	$1.15	$0.99	$0.95
Accumulation unit value at end of period	$2.47	$2.44	$1.99	$2.14	$1.82	$1.66	$1.66	$1.53	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	17	17	20	19	32	35	25	5	19	25
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.89	$0.77	$1.01	$0.82	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81
Accumulation unit value at end of period	$0.90	$0.89	$0.77	$1.01	$0.82	$0.83	$0.82	$0.89	$0.73	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	109	118	121	160	195	199	230	251	246	313
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$3.67	$2.76	$2.73	$2.09	$2.07	$1.89	$1.68	$1.24	$1.08	$1.13
Accumulation unit value at end of period	$4.90	$3.67	$2.76	$2.73	$2.09	$2.07	$1.89	$1.68	$1.24	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	207	173	114	104	80	26	42	36	29	14
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.94	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.70	$0.94	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	164	164	175	143	142	102	26	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$3.02	$2.37	$2.75	$2.50	$2.06	$2.11	$1.84	$1.43	$1.24	$1.27
Accumulation unit value at end of period	$3.02	$3.02	$2.37	$2.75	$2.50	$2.06	$2.11	$1.84	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	50	49	50	47	49	43	64	62	84	92
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$3.54	$2.66	$2.68	$2.05	$1.99	$1.89	$1.74	$1.29	$1.14	$1.15
Accumulation unit value at end of period	$5.24	$3.54	$2.66	$2.68	$2.05	$1.99	$1.89	$1.74	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	8	7	4	1	2	2	3	3	14	9
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.34	$1.87	$2.08	$1.94	$1.63	$1.72	$1.54	$1.18	$1.04	$1.05
Accumulation unit value at end of period	$2.34	$2.34	$1.87	$2.08	$1.94	$1.63	$1.72	$1.54	$1.18	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	358	365	322	309	201	148	124	121	109	204
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.21	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.69	$1.41	$1.21	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	614	471	569	542	434	582	649	138	59	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.89	$2.30	$2.25	$1.83	$1.75	$1.85	$1.80	$1.23	$1.04	$1.04
Accumulation unit value at end of period	$4.09	$2.89	$2.30	$2.25	$1.83	$1.75	$1.85	$1.80	$1.23	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	19	19	19	19	23	44	88	81	72	49
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.16	$1.78	$1.91	$1.69	$1.61	$1.60	$1.47	$1.22	$1.08	$1.07
Accumulation unit value at end of period	$2.52	$2.16	$1.78	$1.91	$1.69	$1.61	$1.60	$1.47	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,419	1,966	1,845	1,479	414	264	162	17	190	170
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.55	$0.51	$0.61	$0.60	$0.54	$0.72	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.53	$0.55	$0.51	$0.61	$0.60	$0.54	$0.72	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	228	198	153	141	107	1	33	33	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.09	$1.59	$1.77	$1.47	$1.37	$1.35	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.52	$2.09	$1.59	$1.77	$1.47	$1.37	$1.35	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	487	503	466	390	294	151	36	—	—	—

56	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.23	$2.62	$2.76	$2.25	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21
Accumulation unit value at end of period	$3.64	$3.23	$2.62	$2.76	$2.25	$2.11	$2.12	$1.86	$1.41	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	112	117	54	40	22	24	4	2	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.60	$2.11	$2.22	$1.80	$1.69	$1.70	$1.49	$1.13	$1.00	$0.96
Accumulation unit value at end of period	$2.93	$2.60	$2.11	$2.22	$1.80	$1.69	$1.70	$1.49	$1.13	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	57	56	56	54	55	53	25	6	15	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.40	$1.96	$2.11	$1.87	$1.67	$1.73	$1.60	$1.28	$1.13	$1.21
Accumulation unit value at end of period	$2.39	$2.40	$1.96	$2.11	$1.87	$1.67	$1.73	$1.60	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	223	245	225	184	156	122	70	63	58	61
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.10	$1.71	$1.84	$1.63	$1.45	$1.51	$1.38	$1.10	$0.98	$1.04
Accumulation unit value at end of period	$2.09	$2.10	$1.71	$1.84	$1.63	$1.45	$1.51	$1.38	$1.10	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	66	71	83	124	153	160	205	232	261	330
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$0.98	$1.07	$0.97	$0.88	$0.91	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.09	$0.98	$1.07	$0.97	$0.88	$0.91	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	162	86	42	16	8	3	2	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.11	$1.44	$0.99	$0.95	$1.06	$1.10	$1.13	$0.95	$1.22
Accumulation unit value at end of period	$1.90	$1.44	$1.11	$1.44	$0.99	$0.95	$1.06	$1.10	$1.13	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	424	470	433	252	119	128	101	59	26	27
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.98	$1.52	$1.96	$1.35	$1.30	$1.44	$1.49	$1.54	$1.29	$1.65
Accumulation unit value at end of period	$2.61	$1.98	$1.52	$1.96	$1.35	$1.30	$1.44	$1.49	$1.54	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	57	129	140	162	169	168	212	236	299	269
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.91	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04
Accumulation unit value at end of period	$1.03	$0.99	$0.91	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	145	92	44	26	15	15	14	18	11	10
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.18	$1.13	$1.16	$1.25	$1.25	$1.37	$1.30	$1.26
Accumulation unit value at end of period	$1.26	$1.22	$1.11	$1.18	$1.13	$1.16	$1.25	$1.25	$1.37	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	18	19	28	31	44	54	59	78	106	117
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00
Accumulation unit value at end of period	$0.92	$0.93	$0.92	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	801	379	1,112	20	102	17	7	108	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.97	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.04
Accumulation unit value at end of period	$0.97	$0.98	$0.97	$0.97	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	254	207	227	113	206	226	215	245	489	478
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.48	$1.56	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08
Accumulation unit value at end of period	$1.80	$1.71	$1.48	$1.56	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	367	309	292	336	154	32	32	17	6	6
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.19	$1.89	$1.99	$1.89	$1.71	$1.75	$1.71	$1.63	$1.42	$1.36
Accumulation unit value at end of period	$2.30	$2.19	$1.89	$1.99	$1.89	$1.71	$1.75	$1.71	$1.63	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	31	33	38	41	85	69	76	74	120	122
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.45	$1.53	$1.45	$1.33	$1.36	$1.32	$1.28	$1.12	$1.07
Accumulation unit value at end of period	$1.74	$1.67	$1.45	$1.53	$1.45	$1.33	$1.36	$1.32	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	826	641	474	318	58	95	103	119	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.13	$1.85	$1.95	$1.85	$1.69	$1.73	$1.68	$1.62	$1.43	$1.36
Accumulation unit value at end of period	$2.23	$2.13	$1.85	$1.95	$1.85	$1.69	$1.73	$1.68	$1.62	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	47	46	52	54	56	44	48	69	77	92
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.18	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02
Accumulation unit value at end of period	$1.42	$1.28	$1.18	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,101	839	403	353	247	52	2	2	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	57

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.42	$1.44	$1.40	$1.35	$1.37	$1.31	$1.36	$1.28	$1.21
Accumulation unit value at end of period	$1.71	$1.54	$1.42	$1.44	$1.40	$1.35	$1.37	$1.31	$1.36	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	59	71	83	131	162	180	273	301	368	424
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.43	$2.56	$2.70	$2.14	$2.14	$1.99	$1.76	$1.37	$1.15	$1.21
Accumulation unit value at end of period	$4.56	$3.43	$2.56	$2.70	$2.14	$2.14	$1.99	$1.76	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	163	147	86	61	59	63	29	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.93	$2.18	$2.30	$1.82	$1.81	$1.68	$1.49	$1.16	$0.97	$1.02
Accumulation unit value at end of period	$3.90	$2.93	$2.18	$2.30	$1.82	$1.81	$1.68	$1.49	$1.16	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	6	7	12	11	17	7	11	21	19	27
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.82	$2.18	$2.32	$1.93	$1.75	$1.75	$1.57	$1.20	$1.05	$1.05
Accumulation unit value at end of period	$3.29	$2.82	$2.18	$2.32	$1.93	$1.75	$1.75	$1.57	$1.20	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,833	3,044	1,819	1,137	458	260	169	114	61	92
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.08	$1.07	$1.03	$1.06	$1.07	$1.07	$1.02	$1.01
Accumulation unit value at end of period	$1.18	$1.13	$1.06	$1.08	$1.07	$1.03	$1.06	$1.07	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	244	319	145	230	206	51	64	9	2	2
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.21	$1.02	$1.09	$0.99	$0.98	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.21	$1.02	$1.09	$0.99	$0.98	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	153	130	69	74	69	66	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.57	$1.93	$2.05	$1.69	$1.67	$1.61	$1.51	$1.17	$1.06	$1.27
Accumulation unit value at end of period	$3.43	$2.57	$1.93	$2.05	$1.69	$1.67	$1.61	$1.51	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	83	68	60	48	18	4	1	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.86	$2.14	$2.27	$1.87	$1.85	$1.77	$1.67	$1.29	$1.17	$1.40
Accumulation unit value at end of period	$3.82	$2.86	$2.14	$2.27	$1.87	$1.85	$1.77	$1.67	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	12	12	13	13	4	4	5	10	17	12
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.30	$1.58	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19
Accumulation unit value at end of period	$1.74	$1.61	$1.30	$1.58	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	81	83	86	87	92	51	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.20	$1.46	$1.16	$1.24	$1.20	$1.32	$1.10	$0.94	$1.09
Accumulation unit value at end of period	$1.60	$1.49	$1.20	$1.46	$1.16	$1.24	$1.20	$1.32	$1.10	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	55	140	145	151	163	44	50	49	46	46
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.94	$2.35	$2.71	$2.27	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20
Accumulation unit value at end of period	$3.10	$2.94	$2.35	$2.71	$2.27	$1.92	$2.05	$1.86	$1.37	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	111	107	41	32	26	44	39	16	5	6
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.50	$2.00	$2.31	$1.93	$1.63	$1.73	$1.57	$1.16	$0.99	$1.01
Accumulation unit value at end of period	$2.65	$2.50	$2.00	$2.31	$1.93	$1.63	$1.73	$1.57	$1.16	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	26	24	46	24	19	17	20	24	26	28
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.65	$2.04	$2.39	$2.13	$1.89	$2.01	$1.82	$1.34	$1.14	$1.26
Accumulation unit value at end of period	$2.81	$2.65	$2.04	$2.39	$2.13	$1.89	$2.01	$1.82	$1.34	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	119	101	114	106	61	46	39	6	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.38	$1.83	$2.14	$1.91	$1.69	$1.80	$1.62	$1.19	$1.02	$1.12
Accumulation unit value at end of period	$2.53	$2.38	$1.83	$2.14	$1.91	$1.69	$1.80	$1.62	$1.19	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	29	28	30	33	36	42	87	99	89	118
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.45	$2.11	$2.45	$2.21	$1.96	$2.05	$1.96	$1.34	$1.15	$1.27
Accumulation unit value at end of period	$2.64	$2.45	$2.11	$2.45	$2.21	$1.96	$2.05	$1.96	$1.34	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	44	42	40	38	25	9	5	5	6	7
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.22	$1.91	$2.21	$1.99	$1.77	$1.85	$1.76	$1.20	$1.03	$1.14
Accumulation unit value at end of period	$2.39	$2.22	$1.91	$2.21	$1.99	$1.77	$1.85	$1.76	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8	7	8	8	9	11	19	13	9	29

58	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.25	$1.14	$1.16	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	$1.00
Accumulation unit value at end of period	$1.31	$1.25	$1.14	$1.16	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	602	446	356	267	78	27	11	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.05	$1.03	$1.02	$1.02	$0.97	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.15	$1.11	$1.06	$1.05	$1.03	$1.02	$1.02	$0.97	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	225	211	66	72	5	4	4	4	4	3
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.16	$1.13	$1.12	$1.11	$1.07	$1.10	$1.09	$1.09
Accumulation unit value at end of period	$1.27	$1.23	$1.16	$1.16	$1.13	$1.12	$1.11	$1.07	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1	2	9	11	12	10	27	34	114	360
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.48	$0.45	$0.52	$0.51	$0.46	$0.63	$0.76	$0.86	$0.89	$1.03
Accumulation unit value at end of period	$0.46	$0.48	$0.45	$0.52	$0.51	$0.46	$0.63	$0.76	$0.86	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	17	18	24	30	41	32	88	99	123	106
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.13	$1.16	$1.12	$1.09	$1.11	$1.06	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.31	$1.22	$1.13	$1.16	$1.12	$1.09	$1.11	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	72	116	78	64	47	29	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.20	$1.22	$1.21	$1.12	$1.16	$1.08	$1.15	$1.10	$1.02
Accumulation unit value at end of period	$1.38	$1.28	$1.20	$1.22	$1.21	$1.12	$1.16	$1.08	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	90	90	69	69	69	61	61	9	8	7
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.48	$1.39	$1.41	$1.39	$1.30	$1.33	$1.24	$1.33	$1.27	$1.17
Accumulation unit value at end of period	$1.60	$1.48	$1.39	$1.41	$1.39	$1.30	$1.33	$1.24	$1.33	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	14	19	25	27	41	37	65	90	105	113
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.56	$1.67	$1.60	$1.54	$1.58	$1.40	$1.38	$1.07	$1.20
Accumulation unit value at end of period	$1.82	$1.94	$1.56	$1.67	$1.60	$1.54	$1.58	$1.40	$1.38	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	32	57	68	71	78	67	85	58	14	14
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.24	$1.01	$0.99	$1.04	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.19	$1.03	$1.24	$1.01	$0.99	$1.04	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	120	136	59	39	11	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.75	$1.34	$1.39	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.28	$1.75	$1.34	$1.39	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93	99	113	147	204	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.55	$2.73	$2.84	$2.16	$2.07	$1.90	$1.71	$1.33	$1.19	$1.21
Accumulation unit value at end of period	$4.62	$3.55	$2.73	$2.84	$2.16	$2.07	$1.90	$1.71	$1.33	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	57	47	39	38	19	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.33	$2.54	$2.61	$2.01	$2.09	$2.00	$1.83	$1.36	$1.21	$1.23
Accumulation unit value at end of period	$4.51	$3.33	$2.54	$2.61	$2.01	$2.09	$2.00	$1.83	$1.36	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	31	23	14	13	8	—	1	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.77	$2.16	$2.44	$2.10	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16
Accumulation unit value at end of period	$2.83	$2.77	$2.16	$2.44	$2.10	$1.87	$1.91	$1.75	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	323	317	283	259	185	98	86	7	7	8
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.23	$2.58	$2.54	$1.94	$1.90	$1.81	$1.71	$1.32	$1.19	$1.24
Accumulation unit value at end of period	$5.61	$3.23	$2.58	$2.54	$1.94	$1.90	$1.81	$1.71	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	38	25	20	18	12	4	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.42	$1.94	$2.16	$1.89	$1.67	$1.85	$1.70	$1.35	$1.20	$1.17
Accumulation unit value at end of period	$2.45	$2.42	$1.94	$2.16	$1.89	$1.67	$1.85	$1.70	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	143	187	141	109	46	23	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.07	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.22	$1.14	$1.06	$1.07	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	227	140	93	78	50	55	17	17	3	3

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	59

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.95	$2.33	$2.63	$2.30	$1.93	$1.95	$1.76	$1.31	$1.14	$1.23
Accumulation unit value at end of period	$3.15	$2.95	$2.33	$2.63	$2.30	$1.93	$1.95	$1.76	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	272	318	254	201	92	67	45	46	46	47
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.92	$2.30	$2.59	$2.26	$1.90	$1.91	$1.73	$1.29	$1.11	$1.20
Accumulation unit value at end of period	$3.11	$2.92	$2.30	$2.59	$2.26	$1.90	$1.91	$1.73	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	4	1	—	16	20	10	10
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	$1.00	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.02	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	$1.00	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	401	132	119	102	96	89	20	20	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.98	$2.13	$2.23	$1.84	$1.80	$1.87	$1.74	$1.38	$1.20	$1.19
Accumulation unit value at end of period	$3.75	$2.98	$2.13	$2.23	$1.84	$1.80	$1.87	$1.74	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	77	63	56	52	29	20	4	1	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$0.93	$1.03	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—
Accumulation unit value at end of period	$1.09	$1.05	$0.93	$1.03	$0.98	$0.94	$1.02	$1.00	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	132	154	160	164	135	63	73	40	8	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.34	$1.36	$1.33	$1.23	$1.26	$1.26	$1.23	$1.16	$1.14
Accumulation unit value at end of period	$1.43	$1.42	$1.34	$1.36	$1.33	$1.23	$1.26	$1.26	$1.23	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	108	122	119	123	143	158	286	294	279	271
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.74	$2.11	$2.29	$1.90	$1.78	$1.80	$1.63	$1.26	$1.09	$1.14
Accumulation unit value at end of period	$3.53	$2.74	$2.11	$2.29	$1.90	$1.78	$1.80	$1.63	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,438	1,592	1,555	1,291	960	825	864	839	754	871
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.49	$2.04	$2.42	$2.03	$1.84	$1.89	$1.80	$1.34	$1.18	$1.34
Accumulation unit value at end of period	$2.90	$2.49	$2.04	$2.42	$2.03	$1.84	$1.89	$1.80	$1.34	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,213	1,350	1,169	920	571	441	427	433	395	436
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.22	$1.46	$1.13	$1.21	$1.18	$1.30	$1.01	$0.85	$1.04
Accumulation unit value at end of period	$1.76	$1.54	$1.22	$1.46	$1.13	$1.21	$1.18	$1.30	$1.01	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	22	22	23	29	37	37	73	67	93	102
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.11	$1.04	$0.97	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.06	$1.11	$1.04	$0.97	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,529	1,137	746	357	192	86	36	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.04	$1.12	$1.03	$1.03	$1.04	$0.91	$0.90	$0.72	$0.77
Accumulation unit value at end of period	$1.17	$1.25	$1.04	$1.12	$1.03	$1.03	$1.04	$0.91	$0.90	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	15	21	28	33	35	37	53	53	54	49
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.24	$1.15	$1.02	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.35	$1.18	$1.24	$1.15	$1.02	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	322	268	227	193	92	90	29	1	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.86	$1.53	$1.71	$1.59	$1.39	$1.47	$1.39	$1.10	$0.97	$0.99
Accumulation unit value at end of period	$1.75	$1.86	$1.53	$1.71	$1.59	$1.39	$1.47	$1.39	$1.10	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	789	729	718	543	371	259	212	186	210	240
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.45	$1.96	$2.28	$2.08	$1.62	$1.77	$1.78	$1.32	$1.13	$1.18
Accumulation unit value at end of period	$2.55	$2.45	$1.96	$2.28	$2.08	$1.62	$1.77	$1.78	$1.32	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	532	550	543	406	233	161	170	110	104	104
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.86	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.93	$0.86	$0.94	$0.90	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	43	63	72	51	32	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.55	$2.06	$2.22	$1.81	$1.65	$1.67	$1.45	$1.07	$0.94	$0.91
Accumulation unit value at end of period	$2.96	$2.55	$2.06	$2.22	$1.81	$1.65	$1.67	$1.45	$1.07	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	67	67	76	69	67	67	86	72	53	43

60	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.40	$1.85	$2.16	$1.60	$1.62	$1.58	$1.57	$1.25	$1.04	$1.15
Accumulation unit value at end of period	$3.03	$2.40	$1.85	$2.16	$1.60	$1.62	$1.58	$1.57	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	781	744	782	582	329	143	117	120	110	125
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.58	$1.44	$1.53	$1.46	$1.39	$1.44	$1.42	$1.44	$1.29	$1.29
Accumulation unit value at end of period	$1.61	$1.58	$1.44	$1.53	$1.46	$1.39	$1.44	$1.42	$1.44	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	253	278	266	320	419	439	489	564	605	754
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$1.28	$0.98	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.28	$0.98	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.63	$2.11	$2.38	$2.11	$1.82	$1.96	$1.77	$1.27	$1.09	$1.13
Accumulation unit value at end of period	$3.11	$2.63	$2.11	$2.38	$2.11	$1.82	$1.96	$1.77	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	255	261	194	156	102	32	28	18	5	3
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.41	$1.78	$1.88	$1.49	$1.48	$1.43	$1.34	$0.97	$1.00	—
Accumulation unit value at end of period	$3.38	$2.41	$1.78	$1.88	$1.49	$1.48	$1.43	$1.34	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	18	27	26	26	21	21	31	10	10	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.16	$1.07	$0.97	$1.03	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.22	$1.07	$1.16	$1.07	$0.97	$1.03	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	75	75	99	86	73	17	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.22	$1.80	$2.07	$1.78	$1.54	$1.66	$1.54	$1.15	$0.97	$1.01
Accumulation unit value at end of period	$2.17	$2.22	$1.80	$2.07	$1.78	$1.54	$1.66	$1.54	$1.15	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	40	49	50	49	54	54	77	93	107	124
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.12	$1.72	$1.89	$1.76	$1.55	$1.54	$1.39	$1.07	$0.91	$1.00
Accumulation unit value at end of period	$2.09	$2.12	$1.72	$1.89	$1.76	$1.55	$1.54	$1.39	$1.07	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	11	13	16	22	18	22	42	49	43	32
Invesco V.I. Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.91	$2.22	$2.23	$1.95	$2.24	$2.20	$1.86	$1.34	$1.13	$1.10
Accumulation unit value at end of period	$3.28	$2.91	$2.22	$2.23	$1.95	$2.24	$2.20	$1.86	$1.34	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	38	35	31	24	23	50	48	40	22	17
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.41	$1.69	$1.39	$1.41	$1.47	$1.48	$1.26	$1.11	$1.20
Accumulation unit value at end of period	$2.02	$1.79	$1.41	$1.69	$1.39	$1.41	$1.47	$1.48	$1.26	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	38	37	42	44	50	54	47	50	66	79
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.08	$1.15	$0.98	$1.02	$1.13	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.30	$1.08	$1.15	$0.98	$1.02	$1.13	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	131	108	102	76	93	147	137	19	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	889	605	492	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.04	$1.02	$1.01	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.10	$1.01	$1.04	$1.02	$1.01	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	238	192	177	203	187	137	40	31	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.50	$1.87	$1.95	$1.54	$1.56	$1.50	$1.34	$1.05	$0.89	$0.96
Accumulation unit value at end of period	$3.28	$2.50	$1.87	$1.95	$1.54	$1.56	$1.50	$1.34	$1.05	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	183	218	216	161	78	32	40	73	89	101
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.37	$1.15	$1.12	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.47	$1.26	$1.37	$1.15	$1.12	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	70	61	59	61	61	27	3	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	61

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.78	$1.29	$1.29	$1.02	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.15	$1.78	$1.29	$1.29	$1.02	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	52	47	44	27	26	—	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$2.78	$2.26	$2.26	$2.00	$1.82	$2.15	$1.94	$1.63	$1.45	$1.38
Accumulation unit value at end of period	$2.91	$2.78	$2.26	$2.26	$2.00	$1.82	$2.15	$1.94	$1.63	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	127	137	108	116	103	93	97	110	89	77
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$3.49	$2.52	$2.31	$1.68	$1.87	$2.01	$1.99	$1.47	$1.37	$1.49
Accumulation unit value at end of period	$8.70	$3.49	$2.52	$2.31	$1.68	$1.87	$2.01	$1.99	$1.47	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	87	77	78	69	56	50	76	54	63	60
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.57	$1.35	$1.48	$1.37	$1.34	$1.37	$1.22	$1.20	$0.94	$1.05
Accumulation unit value at end of period	$1.32	$1.57	$1.35	$1.48	$1.37	$1.34	$1.37	$1.22	$1.20	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	12	13	22	23	25	24	29	35	43	53
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.48	$1.17	$1.43	$1.14	$1.17	$1.17	$1.22	$1.05	$0.89	$1.03
Accumulation unit value at end of period	$1.65	$1.48	$1.17	$1.43	$1.14	$1.17	$1.17	$1.22	$1.05	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	43	39	37	33	30	29	29	37	44	37
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$2.62	$2.11	$2.27	$1.94	$1.79	$1.82	$1.67	$1.23	$1.12	$1.17
Accumulation unit value at end of period	$3.09	$2.62	$2.11	$2.27	$1.94	$1.79	$1.82	$1.67	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	66	53	54	56	42	40	46	46	39	40
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.01	$0.88	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.01	$0.88	$0.96	$0.91	$0.93	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	14	12	2	2	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.64	$1.48	$1.58	$1.41	$1.26	$1.41	$1.42	$1.43	$1.26	$1.25
Accumulation unit value at end of period	$1.75	$1.64	$1.48	$1.58	$1.41	$1.26	$1.41	$1.42	$1.43	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	186	220	287	218	230	288	470	576	634	500
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.38	$1.20	$1.04	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	—	13	12	13	7	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.01	$1.02	$0.99	$0.98	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.01	$1.02	$0.99	$0.98	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,040	854	241	162	23	3	5	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$0.96	$0.95	$0.93	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.97	$0.97	$0.96	$0.95	$0.93	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	287	216	145	136	126	120	71	38	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.35	$0.99	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	53	54	53	136	131	13	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.98	$1.65	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12
Accumulation unit value at end of period	$2.25	$1.98	$1.65	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,120	3,182	3,182	3,107	3,248	2,871	2,198	2,582	2,346	3,422
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.98	$1.65	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.08	$1.12
Accumulation unit value at end of period	$2.25	$1.98	$1.65	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,624	2,558	2,739	3,128	3,571	4,251	4,250	5,827	5,904	7,303
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.23	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04
Accumulation unit value at end of period	$1.45	$1.34	$1.23	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5,450	4,891	3,845	3,874	5,060	4,702	4,186	3,852	5,439	4,427
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.23	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04
Accumulation unit value at end of period	$1.45	$1.34	$1.23	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,640	2,760	2,694	3,037	4,195	3,736	5,585	8,001	14,186	14,112

62	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.11	$0.97	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.11	$0.97	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,649	2,092	695	197	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.16	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,190	5,502	3,009	498	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.04	$1.02	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.18	$1.07	$1.11	$1.04	$1.02	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,252	6,879	6,588	7,739	8,361	5,201	1,367	792	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.18	$1.07	$1.05	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.25	$1.11	$1.18	$1.07	$1.05	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,305	19,326	18,290	18,073	15,721	10,621	5,770	2,848	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.31	$1.13	$1.11	$1.16	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.40	$1.20	$1.31	$1.13	$1.11	$1.16	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94,702	90,933	89,768	84,816	82,647	71,896	49,209	22,553	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.24	$1.10	$1.07	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.33	$1.16	$1.24	$1.10	$1.07	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191,657	197,031	198,720	187,737	168,328	137,942	93,074	36,622	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.66	$1.45	$1.55	$1.38	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09
Accumulation unit value at end of period	$1.86	$1.66	$1.45	$1.55	$1.38	$1.34	$1.36	$1.31	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	27,049	26,717	22,149	20,796	20,457	19,680	20,902	19,673	25,365	16,923
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.67	$1.45	$1.55	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09
Accumulation unit value at end of period	$1.86	$1.67	$1.45	$1.55	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	25,680	30,307	35,563	42,724	50,922	58,130	62,579	67,034	78,374	87,650
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.82	$1.55	$1.69	$1.47	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.05	$1.82	$1.55	$1.69	$1.47	$1.41	$1.43	$1.38	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	12,177	13,056	14,527	14,447	12,822	12,606	11,947	11,513	9,954	11,530
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.82	$1.55	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.05	$1.82	$1.55	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	6,453	6,795	9,058	10,266	11,867	14,227	17,447	25,949	27,028	34,961
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.33	$1.40	$1.29	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.64	$1.49	$1.33	$1.40	$1.29	$1.25	$1.27	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5,886	5,447	5,652	6,530	5,250	5,504	4,866	5,455	5,102	4,813
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.33	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.64	$1.50	$1.33	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5,853	6,376	7,495	8,024	9,625	10,848	11,952	16,412	22,423	26,042
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.11	$1.13	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.27	$1.19	$1.11	$1.13	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	141	99	40	40	26	26	2	2	2	2
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.46	$1.97	$2.17	$1.83	$1.68	$1.70	$1.54	$1.21	$1.11	$1.16
Accumulation unit value at end of period	$2.84	$2.46	$1.97	$2.17	$1.83	$1.68	$1.70	$1.54	$1.21	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	22	10	10	10	9	9	6	3	—	—
Variable Portfolio – Partners Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.13	$1.71	$1.88	$1.58	$1.45	$1.46	$1.32	$1.04	$0.95	$1.00
Accumulation unit value at end of period	$2.46	$2.13	$1.71	$1.88	$1.58	$1.45	$1.46	$1.32	$1.04	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	8	9	13	14	18	24	26	49	51	81
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.24	$1.50	$1.25	$1.30	$1.33	$1.44	$1.20	$1.01	$1.17
Accumulation unit value at end of period	$1.59	$1.45	$1.24	$1.50	$1.25	$1.30	$1.33	$1.44	$1.20	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	6	4	4	5	—	21	23	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	63

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.30	$1.63	$1.30	$1.36	$1.41	$1.43	$1.22	$1.07	$1.16
Accumulation unit value at end of period	$1.97	$1.63	$1.30	$1.63	$1.30	$1.36	$1.41	$1.43	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	404	418	338	277	184	138	84	60	33	32
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.41	$1.14	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18
Accumulation unit value at end of period	$1.23	$1.29	$1.15	$1.41	$1.14	$1.07	$1.17	$1.28	$1.08	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	87	111	130	129	94	83	27	26	4	4
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.46	$2.06	$2.19	$1.87	$1.77	$1.89	$1.92	$1.39	$1.27	$1.29
Accumulation unit value at end of period	$3.37	$2.46	$2.06	$2.19	$1.87	$1.77	$1.89	$1.92	$1.39	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	307	359	333	239	96	10	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.75	$2.05	$1.94	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23
Accumulation unit value at end of period	$2.13	$2.07	$1.75	$2.05	$1.94	$1.57	$1.75	$1.74	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	188	178	138	95	69	10	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.08	$1.76	$2.06	$1.95	$1.57	$1.75	$1.73	$1.30	$1.16	$1.22
Accumulation unit value at end of period	$2.15	$2.08	$1.76	$2.06	$1.95	$1.57	$1.75	$1.73	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	31	30	31	29	32	31	45	52	58	124
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.22	$1.07	$1.11	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,060	4,315	2,225	508	25	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.37	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.37	$1.15	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39,955	32,584	20,581	9,225	1,384	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.29	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.29	$1.11	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,235	29,945	21,925	10,771	1,289	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$2.15	$1.67	$2.06	$1.56	$1.60	$1.62	$1.71	$1.42	$1.18	$1.39
Accumulation unit value at end of period	$2.43	$2.15	$1.67	$2.06	$1.56	$1.60	$1.62	$1.71	$1.42	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	105	110	110	116	124	135	152	167	188	222
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$3.07	$2.37	$2.43	$2.05	$1.83	$1.86	$1.79	$1.35	$1.14	$1.20
Accumulation unit value at end of period	$3.77	$3.07	$2.37	$2.43	$2.05	$1.83	$1.86	$1.79	$1.35	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	44	50	51	84	129	136	193	229	279	303
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.11	$1.36	$1.11	$1.08	$1.08	$1.15	$0.97	$0.87	$1.01
Accumulation unit value at end of period	$1.32	$1.27	$1.11	$1.36	$1.11	$1.08	$1.08	$1.15	$0.97	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	6	7	9	9	10	40	35	51	50	53
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.95	$2.27	$2.47	$2.07	$1.87	$1.95	$1.78	$1.38	$1.21	$1.29
Accumulation unit value at end of period	$3.53	$2.95	$2.27	$2.47	$2.07	$1.87	$1.95	$1.78	$1.38	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	34	30	24	23	27	32	26	32	33	39
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$3.44	$2.79	$2.78	$2.23	$2.10	$2.18	$2.25	$1.51	$1.42	$1.50
Accumulation unit value at end of period	$5.37	$3.44	$2.79	$2.78	$2.23	$2.10	$2.18	$2.25	$1.51	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	186	242	237	213	186	175	154	155	142	142
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.12	$1.05	$0.92	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.20	$1.06	$1.12	$1.05	$0.92	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	90	58	49	44	43	17	—	—	—

Variable account charges of 1.15% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.24	$1.09	$1.07	$1.10	$1.07	$1.00	—
Accumulation unit value at end of period	$1.34	$1.29	$1.13	$1.24	$1.09	$1.07	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

64	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$2.92	$2.20	$2.18	$1.67	$1.65	$1.51	$1.34	$0.99	$1.00
Accumulation unit value at end of period	$3.91	$2.92	$2.20	$2.18	$1.67	$1.65	$1.51	$1.34	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	19	20	12	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.94	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	$1.00	—
Accumulation unit value at end of period	$0.70	$0.94	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	7	15	—	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$2.06	$1.64	$1.83	$1.71	$1.43	$1.51	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$2.05	$2.06	$1.64	$1.83	$1.71	$1.43	$1.51	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.21	$1.32	$1.18	$1.15	$1.17	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.41	$1.21	$1.32	$1.18	$1.15	$1.17	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	37	37	165	174	141	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.84	$1.51	$1.63	$1.44	$1.37	$1.36	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$2.13	$1.84	$1.51	$1.63	$1.44	$1.37	$1.36	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	34	209	253	339	154	170	70	56	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.55	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—
Accumulation unit value at end of period	$0.53	$0.55	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.08	$1.59	$1.77	$1.47	$1.37	$1.35	$1.21	$1.00	—
Accumulation unit value at end of period	$2.51	$2.08	$1.59	$1.77	$1.47	$1.37	$1.35	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.26	$1.84	$1.94	$1.58	$1.48	$1.49	$1.31	$0.99	$1.00
Accumulation unit value at end of period	$2.55	$2.26	$1.84	$1.94	$1.58	$1.48	$1.49	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.91	$1.56	$1.68	$1.49	$1.33	$1.38	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.90	$1.91	$1.56	$1.68	$1.49	$1.33	$1.38	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$0.98	$1.07	$0.97	$0.88	$0.91	$0.90	$1.00	—
Accumulation unit value at end of period	$1.15	$1.09	$0.98	$1.07	$0.97	$0.88	$0.91	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.04	$1.34	$0.92	$0.89	$0.99	$1.03	$1.06	$1.00
Accumulation unit value at end of period	$1.77	$1.35	$1.04	$1.34	$0.92	$0.89	$0.99	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	15	16	19	—	—	—	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.91	$0.83	$0.89	$0.85	$0.88	$0.95	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$0.91	$0.83	$0.89	$0.85	$0.88	$0.95	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.94	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	29	658	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.25	$1.32	$1.26	$1.14	$1.17	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.52	$1.45	$1.25	$1.32	$1.26	$1.14	$1.17	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	3	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.24	$1.30	$1.24	$1.13	$1.16	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.48	$1.42	$1.24	$1.30	$1.24	$1.13	$1.16	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	7	8	8	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.10	$1.07	$1.04	$1.05	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.30	$1.17	$1.09	$1.10	$1.07	$1.04	$1.05	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	65

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.53	$1.89	$2.00	$1.58	$1.58	$1.47	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$3.37	$2.53	$1.89	$2.00	$1.58	$1.58	$1.47	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	5	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$2.40	$1.85	$1.97	$1.64	$1.49	$1.50	$1.34	$1.03	$1.00
Accumulation unit value at end of period	$2.80	$2.40	$1.85	$1.97	$1.64	$1.49	$1.50	$1.34	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.03	$1.02	$0.98	$1.02	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.08	$1.02	$1.03	$1.02	$0.98	$1.02	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.20	$1.02	$1.09	$0.99	$0.98	$0.99	$0.95	$1.00	—
Accumulation unit value at end of period	$1.39	$1.20	$1.02	$1.09	$0.99	$0.98	$0.99	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.09	$1.57	$1.67	$1.38	$1.37	$1.31	$1.24	$0.96	$1.00
Accumulation unit value at end of period	$2.79	$2.09	$1.57	$1.67	$1.38	$1.37	$1.31	$1.24	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.16	$1.40	$1.12	$1.21	$1.16	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.54	$1.43	$1.16	$1.40	$1.12	$1.21	$1.16	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	10	10	10	—	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.20	$1.76	$2.03	$1.70	$1.44	$1.54	$1.40	$1.03	$1.00
Accumulation unit value at end of period	$2.32	$2.20	$1.76	$2.03	$1.70	$1.44	$1.54	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.06	$1.59	$1.86	$1.66	$1.47	$1.57	$1.42	$1.04	$1.00
Accumulation unit value at end of period	$2.19	$2.06	$1.59	$1.86	$1.66	$1.47	$1.57	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.86	$1.60	$1.86	$1.68	$1.49	$1.56	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$2.00	$1.86	$1.60	$1.86	$1.68	$1.49	$1.56	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.19	$1.13	$1.05	$1.08	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.34	$1.27	$1.17	$1.19	$1.13	$1.05	$1.08	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	26	27	27	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.05	$1.03	$1.01	$1.01	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.15	$1.11	$1.05	$1.05	$1.03	$1.01	$1.01	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.05	$1.08	$1.04	$1.02	$1.04	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.14	$1.05	$1.08	$1.04	$1.02	$1.04	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.10	$1.09	$1.02	$1.05	$0.98	$1.05	$1.00
Accumulation unit value at end of period	$1.24	$1.15	$1.08	$1.10	$1.09	$1.02	$1.05	$0.98	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.61	$1.29	$1.39	$1.33	$1.28	$1.31	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.51	$1.61	$1.29	$1.39	$1.33	$1.28	$1.31	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.03	$1.24	$1.01	$0.99	$1.04	$1.05	$1.00	—
Accumulation unit value at end of period	$1.22	$1.18	$1.03	$1.24	$1.01	$0.99	$1.04	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.59	$1.99	$2.07	$1.58	$1.51	$1.39	$1.25	$0.98	$1.00
Accumulation unit value at end of period	$3.37	$2.59	$1.99	$2.07	$1.58	$1.51	$1.39	$1.25	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	—	—	—	—	—	—

66	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.32	$1.78	$1.82	$1.41	$1.46	$1.40	$1.28	$0.95	$1.00
Accumulation unit value at end of period	$3.14	$2.32	$1.78	$1.82	$1.41	$1.46	$1.40	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	5	6	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.19	$1.71	$1.92	$1.66	$1.48	$1.51	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$2.23	$2.19	$1.71	$1.92	$1.66	$1.48	$1.51	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	3	4	4	—	—	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.33	$1.85	$1.83	$1.40	$1.37	$1.30	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$4.03	$2.33	$1.85	$1.83	$1.40	$1.37	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.87	$1.50	$1.68	$1.46	$1.30	$1.43	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.90	$1.87	$1.50	$1.68	$1.46	$1.30	$1.43	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.01	$1.02	$1.00	$0.99	$1.00	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.16	$1.08	$1.01	$1.02	$1.00	$0.99	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.33	$1.85	$2.08	$1.82	$1.53	$1.55	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$2.49	$2.33	$1.85	$2.08	$1.82	$1.53	$1.55	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	5	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.96	$0.96	$0.97	$0.97	$0.98	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.98	$0.96	$0.96	$0.97	$0.97	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.18	$1.56	$1.63	$1.35	$1.32	$1.38	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$2.74	$2.18	$1.56	$1.63	$1.35	$1.32	$1.38	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$0.92	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.04	$0.92	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.21	$1.71	$1.85	$1.54	$1.44	$1.45	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$2.85	$2.21	$1.71	$1.85	$1.54	$1.44	$1.45	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	12	17	16	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.87	$1.54	$1.82	$1.53	$1.38	$1.42	$1.36	$1.01	$1.00
Accumulation unit value at end of period	$2.18	$1.87	$1.54	$1.82	$1.53	$1.38	$1.42	$1.36	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	6	6	6	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.10	$1.04	$0.97	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.23	$1.16	$1.06	$1.10	$1.04	$0.97	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	24	25	25	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.24	$1.14	$1.02	$1.11	$1.07	$1.00	—
Accumulation unit value at end of period	$1.34	$1.35	$1.17	$1.24	$1.14	$1.02	$1.11	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.77	$1.46	$1.63	$1.52	$1.33	$1.41	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.67	$1.77	$1.46	$1.63	$1.52	$1.33	$1.41	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.99	$1.59	$1.85	$1.69	$1.31	$1.43	$1.44	$1.07	$1.00
Accumulation unit value at end of period	$2.07	$1.99	$1.59	$1.85	$1.69	$1.31	$1.43	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.86	$0.94	$0.90	$0.91	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.97	$0.92	$0.86	$0.94	$0.90	$0.91	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	67

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.08	$1.60	$1.87	$1.39	$1.40	$1.37	$1.36	$1.08	$1.00
Accumulation unit value at end of period	$2.61	$2.08	$1.60	$1.87	$1.39	$1.40	$1.37	$1.36	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	9	—	—	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.98	$1.04	$0.99	$0.95	$0.98	$0.97	$1.00	—
Accumulation unit value at end of period	$1.09	$1.07	$0.98	$1.04	$0.99	$0.95	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	25	26	26	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.12	$1.70	$1.92	$1.71	$1.47	$1.58	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$2.51	$2.12	$1.70	$1.92	$1.71	$1.47	$1.58	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	2	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.16	$1.07	$0.97	$1.03	$0.98	$1.00	—
Accumulation unit value at end of period	$1.32	$1.21	$1.07	$1.16	$1.07	$0.97	$1.03	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	19	38	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.07	$1.15	$0.98	$1.02	$1.12	$1.20	$1.00	—
Accumulation unit value at end of period	$1.45	$1.29	$1.07	$1.15	$0.98	$1.02	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	18	18	17	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	235	388	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.01	$1.04	$1.01	$1.00	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$1.19	$1.09	$1.01	$1.04	$1.01	$1.00	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.41	$1.80	$1.88	$1.49	$1.50	$1.45	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$3.16	$2.41	$1.80	$1.88	$1.49	$1.50	$1.45	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.36	$1.14	$1.12	$1.14	$1.12	$1.00	—
Accumulation unit value at end of period	$1.46	$1.47	$1.26	$1.36	$1.14	$1.12	$1.14	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.83	$1.48	$1.49	$1.31	$1.20	$1.42	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.91	$1.83	$1.48	$1.49	$1.31	$1.20	$1.42	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.20	$1.59	$1.46	$1.06	$1.18	$1.27	$1.26	$0.93	$1.00
Accumulation unit value at end of period	$5.49	$2.20	$1.59	$1.46	$1.06	$1.18	$1.27	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$2.14	$1.72	$1.85	$1.59	$1.46	$1.49	$1.37	$1.01	$1.00
Accumulation unit value at end of period	$2.52	$2.14	$1.72	$1.85	$1.59	$1.46	$1.49	$1.37	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.01	$0.88	$0.96	$0.91	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.08	$1.01	$0.88	$0.96	$0.91	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.19	$1.06	$0.95	$1.06	$1.07	$1.08	$1.00
Accumulation unit value at end of period	$1.31	$1.23	$1.11	$1.19	$1.06	$0.95	$1.06	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	9	140	106
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.19	$1.03	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	$1.00	—
Accumulation unit value at end of period	$1.16	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

68	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.96	$0.95	$0.93	$0.98	$0.98	$1.00	—
Accumulation unit value at end of period	$0.91	$0.97	$0.96	$0.96	$0.95	$0.93	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	$1.00	—
Accumulation unit value at end of period	$1.35	$0.98	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.68	$1.40	$1.54	$1.31	$1.25	$1.28	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.91	$1.68	$1.40	$1.54	$1.31	$1.25	$1.28	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.16	$1.09	$1.07	$1.08	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.32	$1.22	$1.11	$1.16	$1.09	$1.07	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	16	16	17	465	511	17	17	108	280
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.11	$0.97	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.11	$0.97	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.16	$0.99	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.10	$1.04	$1.02	$1.04	$1.01	$1.00	—
Accumulation unit value at end of period	$1.26	$1.18	$1.06	$1.10	$1.04	$1.02	$1.04	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.17	$1.07	$1.05	$1.08	$1.04	$1.00	—
Accumulation unit value at end of period	$1.35	$1.25	$1.11	$1.17	$1.07	$1.05	$1.08	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	148	46	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.31	$1.13	$1.10	$1.16	$1.11	$1.00	—
Accumulation unit value at end of period	$1.54	$1.40	$1.20	$1.31	$1.13	$1.10	$1.16	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	932	944	1,008	1,020	929	942	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.24	$1.33	$1.18	$1.15	$1.19	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.55	$1.42	$1.24	$1.33	$1.18	$1.15	$1.19	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4,650	4,839	5,439	5,679	5,880	5,981	6,958	7,034	4,449
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.25	$1.34	$1.20	$1.16	$1.18	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.61	$1.44	$1.25	$1.34	$1.20	$1.16	$1.18	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	44	151	239	127	156	258	280	237	133
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.32	$1.44	$1.25	$1.20	$1.23	$1.18	$1.03	$1.00
Accumulation unit value at end of period	$1.75	$1.55	$1.32	$1.44	$1.25	$1.20	$1.23	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.18	$1.24	$1.14	$1.11	$1.13	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.45	$1.32	$1.18	$1.24	$1.14	$1.11	$1.13	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	67	106	276	415	437	1,275	1,330	1,259	1,113
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.04	$1.06	$1.03	$1.02	$1.03	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.19	$1.11	$1.04	$1.06	$1.03	$1.02	$1.03	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.01	$1.61	$1.78	$1.50	$1.38	$1.39	$1.26	$1.00	$1.00
Accumulation unit value at end of period	$2.32	$2.01	$1.61	$1.78	$1.50	$1.38	$1.39	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.13	$1.37	$1.13	$1.19	$1.21	$1.32	$1.10	$1.00
Accumulation unit value at end of period	$1.45	$1.32	$1.13	$1.37	$1.13	$1.19	$1.21	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	69

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Partners International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.13	$1.41	$1.13	$1.19	$1.23	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.71	$1.41	$1.13	$1.41	$1.13	$1.19	$1.23	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	—	—	—	—	—
Variable Portfolio – Partners International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.14	$1.39	$1.13	$1.05	$1.15	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.20	$1.27	$1.14	$1.39	$1.13	$1.05	$1.15	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	7	8	8	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.71	$1.43	$1.52	$1.30	$1.24	$1.32	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$2.35	$1.71	$1.43	$1.52	$1.30	$1.24	$1.32	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.38	$1.62	$1.53	$1.24	$1.38	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.63	$1.38	$1.62	$1.53	$1.24	$1.38	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.11	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.21	$1.07	$1.11	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	34	28	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.37	$1.15	$1.21	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.37	$1.15	$1.21	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	686	704	206	3	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.29	$1.11	$1.16	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.29	$1.11	$1.16	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	3	161	31	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.16	$1.66	$1.81	$1.52	$1.37	$1.43	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$2.58	$2.16	$1.66	$1.81	$1.52	$1.37	$1.43	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	6	6	6	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.12	$1.72	$1.71	$1.38	$1.29	$1.35	$1.39	$0.94	$1.00
Accumulation unit value at end of period	$3.31	$2.12	$1.72	$1.71	$1.38	$1.29	$1.35	$1.39	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.12	$1.04	$0.92	$0.99	$1.01	$1.00	—
Accumulation unit value at end of period	$1.27	$1.19	$1.06	$1.12	$1.04	$0.92	$0.99	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable account charges of 1.20% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.23	$1.09	$1.07	$1.10	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.29	$1.13	$1.23	$1.09	$1.07	$1.10	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	55	55	49	17	22	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$2.01	$1.57	$1.76	$1.31	$1.33	$1.32	$1.27	$1.05	$0.93	$1.24
Accumulation unit value at end of period	$2.76	$2.01	$1.57	$1.76	$1.31	$1.33	$1.32	$1.27	$1.05	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	4	4	5	6	16	41
AB VPS Growth and Income Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$3.34	$2.73	$2.94	$2.51	$2.28	$2.28	$2.11	$1.59	$1.37	$1.31
Accumulation unit value at end of period	$3.38	$3.34	$2.73	$2.94	$2.51	$2.28	$2.28	$2.11	$1.59	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	39	39	42	45	50	101	111	115	142	193
AB VPS International Value Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$1.96	$1.70	$2.24	$1.81	$1.85	$1.83	$1.97	$1.63	$1.44	$1.81
Accumulation unit value at end of period	$1.98	$1.96	$1.70	$2.24	$1.81	$1.85	$1.83	$1.97	$1.63	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	96	101	112	104	139	181	222	222	276	309
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.90	$2.94	$2.90	$2.23	$2.21	$2.02	$1.79	$1.32	$1.15	$1.21
Accumulation unit value at end of period	$5.21	$3.90	$2.94	$2.90	$2.23	$2.21	$2.02	$1.79	$1.32	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	111	101	65	45	41	37	38	10	8	4

70	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.94	$0.79	$0.98	$1.00	$0.72	$1.18	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.69	$0.94	$0.79	$0.98	$1.00	$0.72	$1.18	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	103	106	129	156	101	57	10	—	—
American Century VP International, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.59	$2.05	$2.45	$1.89	$2.03	$2.04	$2.19	$1.81	$1.52	$1.75
Accumulation unit value at end of period	$3.22	$2.59	$2.05	$2.45	$1.89	$2.03	$2.04	$2.19	$1.81	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	11	8	10	21	23	24	13	16	16	26
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.39	$1.87	$2.18	$1.98	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01
Accumulation unit value at end of period	$2.39	$2.39	$1.87	$2.18	$1.98	$1.63	$1.68	$1.46	$1.14	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	16	22	18	19	30	31	43	47	69	75
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$3.17	$2.38	$2.40	$1.84	$1.78	$1.70	$1.57	$1.16	$1.03	$1.03
Accumulation unit value at end of period	$4.68	$3.17	$2.38	$2.40	$1.84	$1.78	$1.70	$1.57	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	15	21	22	29	31	33	38	42	53	62
American Century VP Value, Class II (11/7/2002)
Accumulation unit value at beginning of period	$3.42	$2.72	$3.04	$2.83	$2.38	$2.51	$2.25	$1.73	$1.53	$1.54
Accumulation unit value at end of period	$3.40	$3.42	$2.72	$3.04	$2.83	$2.38	$2.51	$2.25	$1.73	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	211	217	194	192	224	296	309	231	274	350
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.32	$1.17	$1.14	$1.17	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.67	$1.40	$1.20	$1.32	$1.17	$1.14	$1.17	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	304	261	206	179	259	350	341	300	17	—
Calvert VP SRI Balanced Portfolio – Class I (11/7/2002)
Accumulation unit value at beginning of period	$2.45	$1.99	$2.07	$1.87	$1.76	$1.82	$1.68	$1.44	$1.32	$1.27
Accumulation unit value at end of period	$2.79	$2.45	$1.99	$2.07	$1.87	$1.76	$1.82	$1.68	$1.44	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	8	8	23	23	23	23	15
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.85	$2.27	$2.22	$1.81	$1.73	$1.83	$1.78	$1.23	$1.04	$1.04
Accumulation unit value at end of period	$4.03	$2.85	$2.27	$2.22	$1.81	$1.73	$1.83	$1.78	$1.23	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	—	1	6	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.75	$2.27	$2.44	$2.16	$2.05	$2.04	$1.88	$1.56	$1.38	$1.37
Accumulation unit value at end of period	$3.20	$2.75	$2.27	$2.44	$2.16	$2.05	$2.04	$1.88	$1.56	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	927	873	734	811	600	394	217	268	244	219
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.53	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.07	$1.58	$1.76	$1.47	$1.37	$1.35	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.50	$2.07	$1.58	$1.76	$1.47	$1.37	$1.35	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	224	227	249	151	132	72	17	13	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.20	$2.60	$2.74	$2.23	$2.10	$2.11	$1.85	$1.41	$1.25	$1.21
Accumulation unit value at end of period	$3.60	$3.20	$2.60	$2.74	$2.23	$2.10	$2.11	$1.85	$1.41	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	100	50	108	84	84	88	23	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.28	$2.66	$2.80	$2.28	$2.14	$2.15	$1.89	$1.43	$1.27	$1.22
Accumulation unit value at end of period	$3.69	$3.28	$2.66	$2.80	$2.28	$2.14	$2.15	$1.89	$1.43	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	78	90	99	110	141	251	264	297	361	412
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.38	$1.94	$2.09	$1.86	$1.66	$1.73	$1.59	$1.27	$1.13	$1.21
Accumulation unit value at end of period	$2.37	$2.38	$1.94	$2.09	$1.86	$1.66	$1.73	$1.59	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	75	61	75	74	68	53	17	168	173	36
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.91	$3.19	$3.43	$3.04	$2.71	$2.82	$2.60	$2.07	$1.84	$1.96
Accumulation unit value at end of period	$3.90	$3.91	$3.19	$3.43	$3.04	$2.71	$2.82	$2.60	$2.07	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	174	207	235	253	285	351	416	477	625	830
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$0.98	$1.07	$0.97	$0.88	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.08	$0.98	$1.07	$0.97	$0.88	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	81	80	55	62	56	31	12	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	71

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.10	$1.42	$0.98	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22
Accumulation unit value at end of period	$1.88	$1.43	$1.10	$1.42	$0.98	$0.95	$1.05	$1.09	$1.13	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	201	217	129	193	121	89	62	23	21	19
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$4.53	$3.49	$4.50	$3.10	$2.99	$3.32	$3.44	$3.54	$2.97	$3.81
Accumulation unit value at end of period	$5.97	$4.53	$3.49	$4.50	$3.10	$2.99	$3.32	$3.44	$3.54	$2.97
Number of accumulation units outstanding at end of period (000 omitted)	32	47	52	50	55	74	72	77	89	139
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.90	$0.96	$0.92	$0.95	$1.02	$1.03	$1.13	$1.07	$1.04
Accumulation unit value at end of period	$1.02	$0.98	$0.90	$0.96	$0.92	$0.95	$1.02	$1.03	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	63	36	34	34	39	46	46	47	54	53
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.45	$1.33	$1.42	$1.36	$1.39	$1.50	$1.50	$1.65	$1.57	$1.52
Accumulation unit value at end of period	$1.50	$1.45	$1.33	$1.42	$1.36	$1.39	$1.50	$1.50	$1.65	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	173	143	168	457	459	500	519	536	610	711
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.92	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99
Accumulation unit value at end of period	$0.91	$0.92	$0.92	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	610	342	239	48	202	17	280	240	45	830
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$0.98	$0.98	$0.98	$0.98	$1.00	$1.01	$1.02	$1.03	$1.04	$1.06
Accumulation unit value at end of period	$0.97	$0.98	$0.98	$0.98	$0.98	$1.00	$1.01	$1.02	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	114	171	334	270	288	287	297	360	450	467
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.55	$1.48	$1.34	$1.38	$1.34	$1.28	$1.12	$1.08
Accumulation unit value at end of period	$1.78	$1.69	$1.47	$1.55	$1.48	$1.34	$1.38	$1.34	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	126	111	88	95	71	43	43	94	126	20
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.19	$2.76	$2.91	$2.77	$2.51	$2.57	$2.51	$2.40	$2.10	$2.01
Accumulation unit value at end of period	$3.36	$3.19	$2.76	$2.91	$2.77	$2.51	$2.57	$2.51	$2.40	$2.10
Number of accumulation units outstanding at end of period (000 omitted)	69	76	119	141	180	196	208	173	185	236
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.52	$1.44	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07
Accumulation unit value at end of period	$1.72	$1.65	$1.44	$1.52	$1.44	$1.32	$1.35	$1.32	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	66	37	32	26	32	292	349	385	99	36
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.18	$1.90	$2.00	$1.90	$1.74	$1.78	$1.73	$1.67	$1.47	$1.40
Accumulation unit value at end of period	$2.28	$2.18	$1.90	$2.00	$1.90	$1.74	$1.78	$1.73	$1.67	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	217	235	252	301	321	154	162	251	252	264
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.17	$1.19	$1.16	$1.12	$1.14	$1.09	$1.13	$1.07	$1.02
Accumulation unit value at end of period	$1.40	$1.26	$1.17	$1.19	$1.16	$1.12	$1.14	$1.09	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	184	136	235	206	110	74	64	60	85	75
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.66	$1.54	$1.55	$1.51	$1.46	$1.48	$1.42	$1.47	$1.39	$1.32
Accumulation unit value at end of period	$1.84	$1.66	$1.54	$1.55	$1.51	$1.46	$1.48	$1.42	$1.47	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	434	462	448	952	991	1,085	1,288	1,358	1,721	1,921
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.40	$2.54	$2.68	$2.12	$2.13	$1.98	$1.76	$1.37	$1.15	$1.21
Accumulation unit value at end of period	$4.51	$3.40	$2.54	$2.68	$2.12	$2.13	$1.98	$1.76	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	36	7	29	40	82	79	68	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.56	$2.65	$2.80	$2.21	$2.21	$2.06	$1.82	$1.42	$1.19	$1.25
Accumulation unit value at end of period	$4.73	$3.56	$2.65	$2.80	$2.21	$2.21	$2.06	$1.82	$1.42	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	19	24	25	32	42	57	68	72	77	117
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.74	$2.89	$3.07	$2.57	$2.33	$2.34	$2.09	$1.60	$1.41	$1.40
Accumulation unit value at end of period	$4.36	$3.74	$2.89	$3.07	$2.57	$2.33	$2.34	$2.09	$1.60	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	616	604	469	458	303	318	198	266	291	223
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.05	$1.07	$1.06	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01
Accumulation unit value at end of period	$1.17	$1.12	$1.05	$1.07	$1.06	$1.02	$1.06	$1.07	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	254	159	183	251	155	161	104	36	44	45

72	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.20	$1.02	$1.09	$0.99	$0.97	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.20	$1.02	$1.09	$0.99	$0.97	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	114	35	33	9	9	18	13	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.54	$1.91	$2.03	$1.68	$1.66	$1.60	$1.51	$1.17	$1.06	$1.27
Accumulation unit value at end of period	$3.39	$2.54	$1.91	$2.03	$1.68	$1.66	$1.60	$1.51	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	22	12	13	20	27	25	13	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.45	$2.59	$2.75	$2.27	$2.25	$2.15	$2.03	$1.57	$1.43	$1.70
Accumulation unit value at end of period	$4.61	$3.45	$2.59	$2.75	$2.27	$2.25	$2.15	$2.03	$1.57	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	2	2	4	5	5	5	6	7	11	16
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.29	$1.57	$1.25	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19
Accumulation unit value at end of period	$1.72	$1.60	$1.29	$1.57	$1.25	$1.35	$1.30	$1.44	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	19	14	22	19	20	3	—	5	5	5
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.50	$2.02	$2.45	$1.95	$2.10	$2.02	$2.24	$1.86	$1.60	$1.84
Accumulation unit value at end of period	$2.69	$2.50	$2.02	$2.45	$1.95	$2.10	$2.02	$2.24	$1.86	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	34	37	37	80	127	64	64	68	77	81
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.91	$2.33	$2.69	$2.26	$1.91	$2.04	$1.85	$1.36	$1.17	$1.20
Accumulation unit value at end of period	$3.07	$2.91	$2.33	$2.69	$2.26	$1.91	$2.04	$1.85	$1.36	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	85	28	28	8	5	21	16	2	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.68	$2.14	$2.47	$2.07	$1.75	$1.86	$1.69	$1.24	$1.06	$1.09
Accumulation unit value at end of period	$2.83	$2.68	$2.14	$2.47	$2.07	$1.75	$1.86	$1.69	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	6	21	15	15	—	—	—	11	8	10
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.62	$2.02	$2.37	$2.12	$1.88	$2.01	$1.81	$1.33	$1.14	$1.26
Accumulation unit value at end of period	$2.78	$2.62	$2.02	$2.37	$2.12	$1.88	$2.01	$1.81	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	7	2	25	33	33	46	31	2	7	7
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.83	$2.18	$2.55	$2.27	$2.02	$2.15	$1.94	$1.43	$1.22	$1.35
Accumulation unit value at end of period	$3.00	$2.83	$2.18	$2.55	$2.27	$2.02	$2.15	$1.94	$1.43	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	26	31	31	35	36	38	50	41	51	69
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$2.09	$2.43	$2.19	$1.95	$2.04	$1.96	$1.33	$1.15	$1.27
Accumulation unit value at end of period	$2.61	$2.43	$2.09	$2.43	$2.19	$1.95	$2.04	$1.96	$1.33	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	27	27	34	36	28	11	11	2	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.66	$3.15	$3.65	$3.29	$2.93	$3.06	$2.92	$1.99	$1.71	$1.90
Accumulation unit value at end of period	$3.94	$3.66	$3.15	$3.65	$3.29	$2.93	$3.06	$2.92	$1.99	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	14	16	15	15	18	17	17	49	46	51
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.15	$1.10	$1.02	$1.06	$1.03	$1.05	$0.95	$1.00
Accumulation unit value at end of period	$1.30	$1.23	$1.13	$1.15	$1.10	$1.02	$1.06	$1.03	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	199	133	116	94	62	65	45	12	17	17
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.03	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.05	$1.04	$1.03	$1.01	$1.01	$0.97	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	145	143	117	89	76	12	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.22	$1.16	$1.15	$1.13	$1.11	$1.11	$1.07	$1.10	$1.10	$1.09
Accumulation unit value at end of period	$1.26	$1.22	$1.16	$1.15	$1.13	$1.11	$1.11	$1.07	$1.10	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	185	29	43	59	70	72	101	129	140	226
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.46	$0.44	$0.50	$0.50	$0.45	$0.61	$0.74	$0.83	$0.86	$1.00
Accumulation unit value at end of period	$0.45	$0.46	$0.44	$0.50	$0.50	$0.45	$0.61	$0.74	$0.83	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	52	49	45	51	50	55	73	85	118	137
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.12	$1.15	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.30	$1.21	$1.12	$1.15	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	169	145	38	38	7	42	87	1	14	15

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	73

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.19	$1.21	$1.20	$1.12	$1.15	$1.07	$1.15	$1.10	$1.02
Accumulation unit value at end of period	$1.36	$1.26	$1.19	$1.21	$1.20	$1.12	$1.15	$1.07	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	108	85	59	71	85	63	56	34	49	48
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.40	$1.42	$1.40	$1.31	$1.34	$1.25	$1.34	$1.29	$1.18
Accumulation unit value at end of period	$1.60	$1.49	$1.40	$1.42	$1.40	$1.31	$1.34	$1.25	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	141	164	183	335	354	397	431	582	715	861
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.54	$1.66	$1.59	$1.53	$1.57	$1.40	$1.37	$1.07	$1.19
Accumulation unit value at end of period	$1.80	$1.92	$1.54	$1.66	$1.59	$1.53	$1.57	$1.40	$1.37	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	33	31	49	66	48	77	59	12	10	10
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.24	$1.01	$0.98	$1.04	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.02	$1.24	$1.01	$0.98	$1.04	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	395	302	58	39	48	15	6	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.74	$1.34	$1.39	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.27	$1.74	$1.34	$1.39	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	116	130	147	303	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.52	$2.71	$2.82	$2.15	$2.06	$1.89	$1.70	$1.33	$1.18	$1.21
Accumulation unit value at end of period	$4.57	$3.52	$2.71	$2.82	$2.15	$2.06	$1.89	$1.70	$1.33	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	171	167	170	32	20	13	12	3	7	6
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.30	$2.52	$2.59	$2.00	$2.08	$1.99	$1.83	$1.36	$1.21	$1.23
Accumulation unit value at end of period	$4.46	$3.30	$2.52	$2.59	$2.00	$2.08	$1.99	$1.83	$1.36	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	12	10	10	19	23	13	1	1	5	4
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.75	$2.15	$2.42	$2.09	$1.86	$1.90	$1.74	$1.30	$1.14	$1.15
Accumulation unit value at end of period	$2.80	$2.75	$2.15	$2.42	$2.09	$1.86	$1.90	$1.74	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	117	311	320	263	323	283	240	12	18	17
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.20	$2.55	$2.52	$1.93	$1.89	$1.80	$1.70	$1.32	$1.19	$1.24
Accumulation unit value at end of period	$5.55	$3.20	$2.55	$2.52	$1.93	$1.89	$1.80	$1.70	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	31	31	31	32	33	16	14	5	12	12
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.39	$1.92	$2.15	$1.87	$1.66	$1.84	$1.70	$1.35	$1.20	$1.17
Accumulation unit value at end of period	$2.42	$2.39	$1.92	$2.15	$1.87	$1.66	$1.84	$1.70	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	96	64	77	83	24	12	10	4	9	10
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.05	$1.06	$1.04	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.21	$1.13	$1.05	$1.06	$1.04	$1.03	$1.05	$1.01	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	111	24	7	14	28	27	16	5	15	14
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.92	$2.31	$2.61	$2.28	$1.92	$1.94	$1.76	$1.31	$1.13	$1.23
Accumulation unit value at end of period	$3.11	$2.92	$2.31	$2.61	$2.28	$1.92	$1.94	$1.76	$1.31	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	164	130	72	64	40	21	19	70	73	19
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$3.04	$2.40	$2.70	$2.36	$1.98	$2.00	$1.81	$1.35	$1.17	$1.26
Accumulation unit value at end of period	$3.24	$3.04	$2.40	$2.70	$2.36	$1.98	$2.00	$1.81	$1.35	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	11	8	16	8	9	9	10	10	5	7
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.97	$0.97	$0.98	$0.98	$1.00	$1.00	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.01	$0.99	$0.97	$0.97	$0.98	$0.98	$1.00	$1.00	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	819	764	252	302	189	104	45	38	33	33
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.95	$2.11	$2.21	$1.83	$1.79	$1.87	$1.73	$1.37	$1.20	$1.19
Accumulation unit value at end of period	$3.71	$2.95	$2.11	$2.21	$1.83	$1.79	$1.87	$1.73	$1.37	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	13	11	24	24	14	68	11	53	56	11
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$0.92	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00	$1.00	—
Accumulation unit value at end of period	$1.08	$1.04	$0.92	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	51	25	25	28	21	116	98	96	87	—

74	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.41	$1.33	$1.35	$1.32	$1.22	$1.25	$1.26	$1.23	$1.16	$1.14
Accumulation unit value at end of period	$1.42	$1.41	$1.33	$1.35	$1.32	$1.22	$1.25	$1.26	$1.23	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	142	325	338	227	232	307	421	535	455	389
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.50	$1.92	$2.09	$1.74	$1.63	$1.64	$1.49	$1.15	$1.00	$1.05
Accumulation unit value at end of period	$3.21	$2.50	$1.92	$2.09	$1.74	$1.63	$1.64	$1.49	$1.15	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	749	587	636	640	660	644	600	775	787	904
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.21	$2.50	$2.79	$2.42	$2.12	$2.20	$2.02	$1.53	$1.31	$1.31
Accumulation unit value at end of period	$3.41	$3.21	$2.50	$2.79	$2.42	$2.12	$2.20	$2.02	$1.53	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	174	183	214	228	251	309	287	312	360	419
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$4.77	$3.92	$4.66	$3.91	$3.53	$3.64	$3.47	$2.59	$2.28	$2.59
Accumulation unit value at end of period	$5.56	$4.77	$3.92	$4.66	$3.91	$3.53	$3.64	$3.47	$2.59	$2.28
Number of accumulation units outstanding at end of period (000 omitted)	254	216	205	196	223	258	254	294	328	423
Fidelity® VIP Overseas Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.67	$2.12	$2.52	$1.97	$2.10	$2.06	$2.27	$1.77	$1.48	$1.82
Accumulation unit value at end of period	$3.04	$2.67	$2.12	$2.52	$1.97	$2.10	$2.06	$2.27	$1.77	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	40	49	50	65	57	72	98	99	113	120
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.10	$1.04	$0.97	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.16	$1.06	$1.10	$1.04	$0.97	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	325	226	201	100	54	49	17	26	—	—
Franklin Global Real Estate VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.40	$1.99	$2.16	$1.97	$1.99	$2.00	$1.76	$1.74	$1.38	$1.48
Accumulation unit value at end of period	$2.24	$2.40	$1.99	$2.16	$1.97	$1.99	$2.00	$1.76	$1.74	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	56	65	67	90	96	136	142	168	172	167
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.17	$1.24	$1.14	$1.01	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.34	$1.17	$1.24	$1.14	$1.01	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	375	287	52	51	46	40	35	34	—	—
Franklin Mutual Shares VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.82	$2.33	$2.59	$2.42	$2.11	$2.24	$2.12	$1.67	$1.48	$1.52
Accumulation unit value at end of period	$2.64	$2.82	$2.33	$2.59	$2.42	$2.11	$2.24	$2.12	$1.67	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	226	212	167	170	261	261	287	341	354	350
Franklin Small Cap Value VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$4.20	$3.37	$3.91	$3.58	$2.78	$3.04	$3.06	$2.27	$1.94	$2.04
Accumulation unit value at end of period	$4.37	$4.20	$3.37	$3.91	$3.58	$2.78	$3.04	$3.06	$2.27	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	157	167	145	141	157	138	136	118	101	115
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$4.14	$3.18	$3.60	$3.28	$2.92	$3.25	$2.90	$2.21	$1.89	$2.04
Accumulation unit value at end of period	$4.43	$4.14	$3.18	$3.60	$3.28	$2.92	$3.25	$2.90	$2.21	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	144	153	157	174	180	212	219	261	289	325
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.86	$0.93	$0.90	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.92	$0.86	$0.93	$0.90	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	27	26	20	13	12	6	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.58	$2.90	$3.13	$2.55	$2.33	$2.36	$2.05	$1.51	$1.33	$1.30
Accumulation unit value at end of period	$4.16	$3.58	$2.90	$3.13	$2.55	$2.33	$2.36	$2.05	$1.51	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	44	51	69	60	76	115	128	144	182	215
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.81	$2.17	$2.53	$1.88	$1.90	$1.86	$1.84	$1.47	$1.23	$1.36
Accumulation unit value at end of period	$3.54	$2.81	$2.17	$2.53	$1.88	$1.90	$1.86	$1.84	$1.47	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	236	185	215	232	287	258	259	252	286	282

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	75

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.61	$1.47	$1.56	$1.49	$1.42	$1.47	$1.46	$1.48	$1.32	$1.33
Accumulation unit value at end of period	$1.64	$1.61	$1.47	$1.56	$1.49	$1.42	$1.47	$1.46	$1.48	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	414	429	493	587	782	868	931	1,148	1,312	1,442
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.90	$2.33	$2.63	$2.34	$2.01	$2.17	$1.96	$1.41	$1.22	$1.26
Accumulation unit value at end of period	$3.43	$2.90	$2.33	$2.63	$2.34	$2.01	$2.17	$1.96	$1.41	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	268	255	94	78	66	43	42	38	29	33
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.39	$1.77	$1.87	$1.49	$1.47	$1.43	$1.33	$0.97	$1.00	—
Accumulation unit value at end of period	$3.35	$2.39	$1.77	$1.87	$1.49	$1.47	$1.43	$1.33	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	66	89	102	122	153	274	294	316	369	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.16	$1.07	$0.97	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.21	$1.07	$1.16	$1.07	$0.97	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	30	7	7	5	204	255	20	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.36	$1.91	$2.21	$1.90	$1.64	$1.77	$1.64	$1.23	$1.04	$1.08
Accumulation unit value at end of period	$2.30	$2.36	$1.91	$2.21	$1.90	$1.64	$1.77	$1.64	$1.23	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	188	190	196	222	292	380	394	456	567	739
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.15	$1.74	$1.90	$1.77	$1.56	$1.55	$1.39	$1.07	$0.92	$1.00
Accumulation unit value at end of period	$2.13	$2.15	$1.74	$1.90	$1.77	$1.56	$1.55	$1.39	$1.07	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	86	86	87	88	90	95	103	102	21	14
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.71	$2.08	$2.09	$1.83	$2.10	$2.06	$1.75	$1.26	$1.06	$1.03
Accumulation unit value at end of period	$3.06	$2.71	$2.08	$2.09	$1.83	$2.10	$2.06	$1.75	$1.26	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	3	3	4	5	5	12	13	9	10
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$2.00	$1.58	$1.89	$1.56	$1.59	$1.65	$1.67	$1.42	$1.25	$1.36
Accumulation unit value at end of period	$2.25	$2.00	$1.58	$1.89	$1.56	$1.59	$1.65	$1.67	$1.42	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	28	28	53	86	159	162	122	118	116	131
Invesco V.I. Technology Fund, Series I Shares (11/7/2002)
Accumulation unit value at beginning of period	$4.18	$3.11	$3.16	$2.37	$2.42	$2.29	$2.09	$1.69	$1.53	$1.64
Accumulation unit value at end of period	$6.03	$4.18	$3.11	$3.16	$2.37	$2.42	$2.29	$2.09	$1.69	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	10	11	12	13	16	27	28	30	35	44
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.07	$1.14	$0.98	$1.02	$1.12	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.29	$1.07	$1.14	$0.98	$1.02	$1.12	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	19	19	24	39	47	29	33	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	386	318	123	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.01	$1.03	$1.01	$1.00	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.01	$1.03	$1.01	$1.00	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	37	2	14	23	10	—	—	—	—
Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$7.23	$5.05	$5.07	$3.54	$3.15	$3.04	$2.82	$2.11	$1.79	$1.98
Accumulation unit value at end of period	$10.77	$7.23	$5.05	$5.07	$3.54	$3.15	$3.04	$2.82	$2.11	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	1	1	1	18
Janus Henderson VIT Overseas Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.10	$2.48	$2.96	$2.29	$2.48	$2.75	$3.17	$2.81	$2.51	$3.76
Accumulation unit value at end of period	$3.56	$3.10	$2.48	$2.96	$2.29	$2.48	$2.75	$3.17	$2.81	$2.51
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	4	5	5	26	71
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.47	$1.85	$1.93	$1.53	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95
Accumulation unit value at end of period	$3.24	$2.47	$1.85	$1.93	$1.53	$1.54	$1.49	$1.33	$1.04	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	34	34	35	43	41	50	54	71	86	158
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.46	$1.26	$1.36	$1.14	$1.12	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.46	$1.26	$1.36	$1.14	$1.12	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	5	12	10	1	5	5	8	—	—

76	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.77	$1.28	$1.29	$1.02	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.14	$1.77	$1.28	$1.29	$1.02	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	52	52	56	32	32	—	—	—	—
MFS® New Discovery Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$4.72	$3.38	$3.48	$2.79	$2.59	$2.68	$2.93	$2.10	$1.76	$1.99
Accumulation unit value at end of period	$6.78	$4.72	$3.38	$3.48	$2.79	$2.59	$2.68	$2.93	$2.10	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	7	9	9	9	10	11	25
MFS® Utilities Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$5.95	$4.83	$4.85	$4.28	$3.90	$4.63	$4.16	$3.51	$3.13	$2.98
Accumulation unit value at end of period	$6.21	$5.95	$4.83	$4.85	$4.28	$3.90	$4.63	$4.16	$3.51	$3.13
Number of accumulation units outstanding at end of period (000 omitted)	63	76	57	58	63	63	65	101	104	79
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.97	$2.14	$1.96	$1.43	$1.59	$1.71	$1.70	$1.25	$1.17	$1.28
Accumulation unit value at end of period	$7.39	$2.97	$2.14	$1.96	$1.43	$1.59	$1.71	$1.70	$1.25	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	59	98	28	27	21	32	34	38	77	111
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.52	$1.30	$1.44	$1.32	$1.30	$1.33	$1.19	$1.17	$0.91	$1.03
Accumulation unit value at end of period	$1.28	$1.52	$1.30	$1.44	$1.32	$1.30	$1.33	$1.19	$1.17	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	35	31	33	36	38	39	41	46	51	61
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.28	$1.02	$1.24	$0.99	$1.02	$1.02	$1.06	$0.91	$0.78	$0.90
Accumulation unit value at end of period	$1.43	$1.28	$1.02	$1.24	$0.99	$1.02	$1.02	$1.06	$0.91	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	24	25	46	30	37	37	40	38	58	69
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.63	$2.12	$2.28	$1.95	$1.80	$1.84	$1.69	$1.24	$1.14	$1.19
Accumulation unit value at end of period	$3.10	$2.63	$2.12	$2.28	$1.95	$1.80	$1.84	$1.69	$1.24	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	54	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	$0.88	$0.96	$0.91	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.00	$0.88	$0.96	$0.91	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	1	—	14	12	11	12	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.60	$1.45	$1.56	$1.39	$1.24	$1.39	$1.40	$1.41	$1.25	$1.24
Accumulation unit value at end of period	$1.71	$1.60	$1.45	$1.56	$1.39	$1.24	$1.39	$1.40	$1.41	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	156	174	185	220	359	397	432	545	951	1,025
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.37	$1.19	$1.03	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	699	311	221	180	183	46	7	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.79	$2.95	$3.00	$2.63	$3.01	$2.82	$2.24	$1.60	$1.32	$1.36
Accumulation unit value at end of period	$4.36	$3.79	$2.95	$3.00	$2.63	$3.01	$2.82	$2.24	$1.60	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	12	22	22	22	27	40	33	26	25	44
Putnam VT International Equity Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.18	$1.76	$2.21	$1.76	$1.83	$1.85	$2.01	$1.59	$1.32	$1.61
Accumulation unit value at end of period	$2.42	$2.18	$1.76	$2.21	$1.76	$1.83	$1.85	$2.01	$1.59	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	4	2	2	—	1	8	19
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$3.24	$2.41	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13
Accumulation unit value at end of period	$4.13	$3.24	$2.41	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	1	1	—	1	5	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.95	$0.95	$0.93	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.97	$0.96	$0.95	$0.95	$0.93	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	149	115	60	91	110	103	54	10	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.71	$0.86	$0.78	$0.53	$0.71	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.34	$0.98	$0.71	$0.86	$0.78	$0.53	$0.71	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	31	30	20	19	19	5	6	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	77

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.96	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12
Accumulation unit value at end of period	$2.23	$1.96	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	749	1,041	1,416	2,103	2,424	2,578	3,132	3,212	2,982	2,410
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.96	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12
Accumulation unit value at end of period	$2.23	$1.96	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	31	31	167	227	229	647	601	635	743	864
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04
Accumulation unit value at end of period	$1.44	$1.33	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3,398	3,258	2,934	3,441	4,502	3,720	4,095	6,489	8,176	7,853
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04
Accumulation unit value at end of period	$1.44	$1.33	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	527	538	553	700	984	1,125	1,150	1,297	1,676	1,494
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.11	$0.97	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.11	$0.97	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	106	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.16	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	479	533	159	183	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.10	$1.03	$1.02	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.06	$1.10	$1.03	$1.02	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,194	3,156	2,521	1,706	2,257	1,425	621	456	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.17	$1.07	$1.04	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.25	$1.11	$1.17	$1.07	$1.04	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,453	3,364	2,671	3,622	3,145	1,284	775	161	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.39	$1.19	$1.31	$1.13	$1.10	$1.15	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.39	$1.19	$1.31	$1.13	$1.10	$1.15	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,887	14,650	14,973	14,464	13,065	12,164	9,502	5,296	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.23	$1.33	$1.17	$1.15	$1.19	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.54	$1.41	$1.23	$1.33	$1.17	$1.15	$1.19	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	28,375	28,855	29,770	30,270	29,536	27,489	24,848	15,090	4,492	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.65	$1.43	$1.54	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09
Accumulation unit value at end of period	$1.84	$1.65	$1.43	$1.54	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	42,102	45,807	49,719	53,050	55,102	59,008	61,959	60,672	58,390	50,042
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.54	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09
Accumulation unit value at end of period	$1.84	$1.65	$1.44	$1.54	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,901	3,623	3,833	4,856	5,141	6,104	6,916	7,607	8,796	9,432
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.80	$1.54	$1.67	$1.46	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.03	$1.80	$1.54	$1.67	$1.46	$1.40	$1.43	$1.37	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	12,133	13,327	16,082	17,719	19,469	22,518	21,303	21,477	19,894	17,556
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.80	$1.54	$1.67	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.03	$1.80	$1.54	$1.67	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	513	602	644	1,042	1,417	1,584	1,762	2,989	3,370	4,378
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07
Accumulation unit value at end of period	$1.62	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7,368	7,911	8,768	9,712	11,331	12,039	13,122	15,307	18,797	14,985
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.63	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	811	832	934	978	1,612	1,843	2,017	2,068	2,294	2,834

78	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.12	$1.10	$1.09	$1.09	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.26	$1.18	$1.10	$1.12	$1.10	$1.09	$1.09	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	34	23	116	116	47	75	71	7	175	36
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$1.95	$2.15	$1.81	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16
Accumulation unit value at end of period	$2.81	$2.43	$1.95	$2.15	$1.81	$1.67	$1.69	$1.53	$1.21	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	29	31	28	28	32	33	26	10	13	14
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.04	$1.63	$1.80	$1.51	$1.40	$1.41	$1.27	$1.00	$0.92	$0.96
Accumulation unit value at end of period	$2.35	$2.04	$1.63	$1.80	$1.51	$1.40	$1.41	$1.27	$1.00	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	56	59	60	69	75	85	90	98	124	174
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.23	$1.49	$1.24	$1.30	$1.32	$1.44	$1.20	$1.01	$1.17
Accumulation unit value at end of period	$1.58	$1.44	$1.23	$1.49	$1.24	$1.30	$1.32	$1.44	$1.20	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	20	23	11	8	—	6	6
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.29	$1.61	$1.29	$1.36	$1.41	$1.43	$1.21	$1.07	$1.16
Accumulation unit value at end of period	$1.95	$1.61	$1.29	$1.61	$1.29	$1.36	$1.41	$1.43	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	134	146	148	101	101	63	30	29	34	35
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.40	$1.14	$1.06	$1.16	$1.28	$1.08	$0.94	$1.18
Accumulation unit value at end of period	$1.21	$1.28	$1.14	$1.40	$1.14	$1.06	$1.16	$1.28	$1.08	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	101	101	29	6	18	45	16	10	11	11
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.44	$2.04	$2.17	$1.85	$1.76	$1.89	$1.92	$1.39	$1.27	$1.29
Accumulation unit value at end of period	$3.33	$2.44	$2.04	$2.17	$1.85	$1.76	$1.89	$1.92	$1.39	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	27	28	21	17	3	3	3	38	42	4
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.74	$2.04	$1.93	$1.56	$1.74	$1.73	$1.30	$1.16	$1.23
Accumulation unit value at end of period	$2.11	$2.05	$1.74	$2.04	$1.93	$1.56	$1.74	$1.73	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	14	10	3	6	6	6	3	44	51	10
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.56	$3.01	$3.52	$3.33	$2.69	$3.00	$2.97	$2.23	$1.99	$2.11
Accumulation unit value at end of period	$3.66	$3.56	$3.01	$3.52	$3.33	$2.69	$3.00	$2.97	$2.23	$1.99
Number of accumulation units outstanding at end of period (000 omitted)	67	69	70	78	94	146	150	160	198	240
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.21	$1.07	$1.11	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,487	1,322	221	224	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.36	$1.15	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,598	3,118	2,185	1,055	4	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.29	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.29	$1.11	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,060	1,755	1,241	658	—	—	—	—	—	—
Wanger International (11/7/2002)
Accumulation unit value at beginning of period	$5.43	$4.23	$5.20	$3.96	$4.06	$4.11	$4.35	$3.60	$3.00	$3.55
Accumulation unit value at end of period	$6.14	$5.43	$4.23	$5.20	$3.96	$4.06	$4.11	$4.35	$3.60	$3.00
Number of accumulation units outstanding at end of period (000 omitted)	40	46	50	56	80	115	114	135	156	217
Wanger USA (11/7/2002)
Accumulation unit value at beginning of period	$5.21	$4.02	$4.13	$3.50	$3.11	$3.17	$3.06	$2.32	$1.95	$2.05
Accumulation unit value at end of period	$6.39	$5.21	$4.02	$4.13	$3.50	$3.11	$3.17	$3.06	$2.32	$1.95
Number of accumulation units outstanding at end of period (000 omitted)	84	105	110	133	167	224	254	281	388	478
Wells Fargo VT Index Asset Allocation Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.96	$2.50	$2.60	$2.35	$2.21	$2.20	$1.89	$1.60	$1.43	$1.36
Accumulation unit value at end of period	$3.41	$2.96	$2.50	$2.60	$2.35	$2.21	$2.20	$1.89	$1.60	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	14	14	16	32	42	38
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.58	$1.38	$1.69	$1.38	$1.35	$1.34	$1.43	$1.21	$1.08	$1.26
Accumulation unit value at end of period	$1.63	$1.58	$1.38	$1.69	$1.38	$1.35	$1.34	$1.43	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	28	28	34	34	41	43	42	43	49	63

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	79

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT Opportunity Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$4.40	$3.39	$3.69	$3.10	$2.80	$2.92	$2.68	$2.07	$1.82	$1.95
Accumulation unit value at end of period	$5.26	$4.40	$3.39	$3.69	$3.10	$2.80	$2.92	$2.68	$2.07	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	4	7	7	7	9	25	28	41	48	54
Wells Fargo VT Small Cap Growth Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$5.37	$4.35	$4.35	$3.50	$3.28	$3.42	$3.53	$2.38	$2.23	$2.37
Accumulation unit value at end of period	$8.37	$5.37	$4.35	$4.35	$3.50	$3.28	$3.42	$3.53	$2.38	$2.23
Number of accumulation units outstanding at end of period (000 omitted)	41	44	48	45	30	33	35	37	65	92
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.12	$1.04	$0.91	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.06	$1.12	$1.04	$0.91	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	85	20	15	13	8	7	2	—	—

Variable account charges of 1.25% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.23	$1.09	$1.07	$1.10	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.13	$1.23	$1.09	$1.07	$1.10	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.17	$1.69	$1.91	$1.42	$1.45	$1.43	$1.38	$1.14	$1.01	$1.34
Accumulation unit value at end of period	$2.98	$2.17	$1.69	$1.91	$1.42	$1.45	$1.43	$1.38	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	6	8	7	12	22	24
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.39	$1.96	$2.10	$1.80	$1.64	$1.63	$1.51	$1.14	$0.98	$0.94
Accumulation unit value at end of period	$2.42	$2.39	$1.96	$2.10	$1.80	$1.64	$1.63	$1.51	$1.14	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—	—	—	—
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.87	$0.75	$0.99	$0.80	$0.82	$0.81	$0.88	$0.72	$0.64	$0.81
Accumulation unit value at end of period	$0.88	$0.87	$0.75	$0.99	$0.80	$0.82	$0.81	$0.88	$0.72	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	18	19	20	25	33	35	37	57	75	84
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$3.59	$2.71	$2.68	$2.06	$2.04	$1.86	$1.66	$1.22	$1.07	$1.12
Accumulation unit value at end of period	$4.80	$3.59	$2.71	$2.68	$2.06	$2.04	$1.86	$1.66	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	3	4	4	9	8	5	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.69	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	2	5	8	11	10	27	1	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.96	$2.32	$2.70	$2.46	$2.03	$2.09	$1.82	$1.42	$1.23	$1.26
Accumulation unit value at end of period	$2.96	$2.96	$2.32	$2.70	$2.46	$2.03	$2.09	$1.82	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	4	5	10	10	8	4
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$3.47	$2.62	$2.63	$2.02	$1.96	$1.87	$1.73	$1.28	$1.14	$1.14
Accumulation unit value at end of period	$5.13	$3.47	$2.62	$2.63	$2.02	$1.96	$1.87	$1.73	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	2	5	4
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.30	$1.83	$2.05	$1.91	$1.61	$1.69	$1.52	$1.17	$1.03	$1.04
Accumulation unit value at end of period	$2.29	$2.30	$1.83	$2.05	$1.91	$1.61	$1.69	$1.52	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	27	22	20	21	22	15	16
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.66	$1.40	$1.20	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	3	10	11	10	16	24	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.83	$2.26	$2.21	$1.80	$1.73	$1.83	$1.78	$1.22	$1.04	$1.04
Accumulation unit value at end of period	$4.01	$2.83	$2.26	$2.21	$1.80	$1.73	$1.83	$1.78	$1.22	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	4	5	8	9	4	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$3.30	$2.72	$2.93	$2.59	$2.47	$2.46	$2.26	$1.88	$1.67	$1.65
Accumulation unit value at end of period	$3.84	$3.30	$2.72	$2.93	$2.59	$2.47	$2.46	$2.26	$1.88	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	1,311	1,431	1,605	1,755	1,989	2,166	2,270	2,433	2,592	2,960

80	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.12	$1.75	$1.88	$1.66	$1.58	$1.58	$1.45	$1.21	$1.07	$1.06
Accumulation unit value at end of period	$2.46	$2.12	$1.75	$1.88	$1.66	$1.58	$1.58	$1.45	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	8	7	7	9	10	10	18	30	31	35
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.53	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.07	$1.58	$1.76	$1.46	$1.37	$1.35	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.49	$2.07	$1.58	$1.76	$1.46	$1.37	$1.35	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$3.33	$2.71	$2.85	$2.32	$2.18	$2.19	$1.92	$1.46	$1.30	$1.25
Accumulation unit value at end of period	$3.75	$3.33	$2.71	$2.85	$2.32	$2.18	$2.19	$1.92	$1.46	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2,864	3,323	3,742	4,057	4,632	4,974	5,329	6,103	6,716	7,542
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.55	$2.07	$2.18	$1.78	$1.67	$1.67	$1.47	$1.11	$0.99	$0.95
Accumulation unit value at end of period	$2.87	$2.55	$2.07	$2.18	$1.78	$1.67	$1.67	$1.47	$1.11	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	2	3	2	2	4	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (2/13/2009)
Accumulation unit value at beginning of period	$3.16	$2.58	$2.78	$2.46	$2.19	$2.29	$2.11	$1.68	$1.49	$1.59
Accumulation unit value at end of period	$3.15	$3.16	$2.58	$2.78	$2.46	$2.19	$2.29	$2.11	$1.68	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	1,488	1,714	1,895	2,106	2,423	2,703	3,118	3,559	3,806	4,576
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.05	$1.68	$1.81	$1.60	$1.43	$1.49	$1.37	$1.09	$0.97	$1.04
Accumulation unit value at end of period	$2.05	$2.05	$1.68	$1.81	$1.60	$1.43	$1.49	$1.37	$1.09	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	29	31	36	39	35	53	56
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$0.97	$1.07	$0.97	$0.88	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.08	$0.97	$1.07	$0.97	$0.88	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	4	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (2/13/2009)
Accumulation unit value at beginning of period	$2.53	$1.95	$2.52	$1.73	$1.67	$1.86	$1.93	$1.99	$1.67	$2.14
Accumulation unit value at end of period	$3.33	$2.53	$1.95	$2.52	$1.73	$1.67	$1.86	$1.93	$1.99	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	694	794	932	1,086	1,215	1,386	1,605	1,921	2,178	2,534
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.94	$1.49	$1.93	$1.33	$1.28	$1.42	$1.48	$1.52	$1.28	$1.64
Accumulation unit value at end of period	$2.55	$1.94	$1.49	$1.93	$1.33	$1.28	$1.42	$1.48	$1.52	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	22	21	21	27	26	32	38	41	40	38
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$1.70	$1.55	$1.66	$1.59	$1.63	$1.76	$1.77	$1.94	$1.85	$1.79
Accumulation unit value at end of period	$1.76	$1.70	$1.55	$1.66	$1.59	$1.63	$1.76	$1.77	$1.94	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	244	289	323	359	408	484	545	719	810	925
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.16	$1.12	$1.14	$1.23	$1.24	$1.36	$1.29	$1.25
Accumulation unit value at end of period	$1.23	$1.19	$1.09	$1.16	$1.12	$1.14	$1.23	$1.24	$1.36	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	11	10	9	12	16	14
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.17	$1.18	$1.19	$1.21	$1.22	$1.24	$1.25	$1.27
Accumulation unit value at end of period	$1.16	$1.17	$1.17	$1.17	$1.18	$1.19	$1.21	$1.22	$1.24	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,022	949	1,065	1,223	1,516	1,685	2,240	2,269	3,012	3,383
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$0.96	$0.95	$0.95	$0.96	$0.97	$0.99	$1.00	$1.01	$1.02	$1.04
Accumulation unit value at end of period	$0.95	$0.96	$0.95	$0.95	$0.96	$0.97	$0.99	$1.00	$1.01	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	56	19	12	29	14	18	34	54	89	53
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$2.98	$2.59	$2.73	$2.60	$2.35	$2.41	$2.35	$2.25	$1.97	$1.88
Accumulation unit value at end of period	$3.14	$2.98	$2.59	$2.73	$2.60	$2.35	$2.41	$2.35	$2.25	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	559	659	783	921	1,082	1,187	1,432	1,654	1,854	1,955
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.14	$1.86	$1.96	$1.87	$1.69	$1.73	$1.69	$1.61	$1.41	$1.35
Accumulation unit value at end of period	$2.25	$2.14	$1.86	$1.96	$1.87	$1.69	$1.73	$1.69	$1.61	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	2	4	7	7	7

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	81

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.09	$1.82	$1.92	$1.82	$1.67	$1.70	$1.66	$1.60	$1.41	$1.35
Accumulation unit value at end of period	$2.18	$2.09	$1.82	$1.92	$1.82	$1.67	$1.70	$1.66	$1.60	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	41	40	41	42	49	45	43	41	33	59
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$2.06	$1.91	$1.93	$1.88	$1.82	$1.84	$1.77	$1.84	$1.73	$1.64
Accumulation unit value at end of period	$2.28	$2.06	$1.91	$1.93	$1.88	$1.82	$1.84	$1.77	$1.84	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	991	1,078	1,206	1,442	1,737	1,868	2,132	2,598	3,162	3,528
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.51	$1.40	$1.41	$1.38	$1.34	$1.35	$1.30	$1.35	$1.27	$1.20
Accumulation unit value at end of period	$1.67	$1.51	$1.40	$1.41	$1.38	$1.34	$1.35	$1.30	$1.35	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	63	62	59	80	74	65	57	72	76	69
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.87	$2.14	$2.26	$1.79	$1.79	$1.66	$1.48	$1.15	$0.97	$1.01
Accumulation unit value at end of period	$3.81	$2.87	$2.14	$2.26	$1.79	$1.79	$1.66	$1.48	$1.15	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	5	5	7	8	9	3	2	8	4	5
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.77	$2.14	$2.28	$1.90	$1.73	$1.73	$1.55	$1.19	$1.04	$1.04
Accumulation unit value at end of period	$3.22	$2.77	$2.14	$2.28	$1.90	$1.73	$1.73	$1.55	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	8	6	3	1	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	$0.94	$0.95	$0.95	$0.91	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.00	$0.94	$0.95	$0.95	$0.91	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.19	$1.01	$1.08	$0.99	$0.97	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.19	$1.01	$1.08	$0.99	$0.97	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (3/17/2006)
Accumulation unit value at beginning of period	$2.38	$1.78	$1.90	$1.57	$1.55	$1.49	$1.41	$1.09	$0.99	$1.18
Accumulation unit value at end of period	$3.18	$2.38	$1.78	$1.90	$1.57	$1.55	$1.49	$1.41	$1.09	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	888	1,007	1,134	1,282	1,474	1,619	1,703	1,852	2,018	2,215
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.80	$2.10	$2.23	$1.84	$1.83	$1.75	$1.65	$1.28	$1.16	$1.39
Accumulation unit value at end of period	$3.74	$2.80	$2.10	$2.23	$1.84	$1.83	$1.75	$1.65	$1.28	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	4	4
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$1.82	$1.47	$1.79	$1.42	$1.54	$1.48	$1.64	$1.36	$1.17	$1.35
Accumulation unit value at end of period	$1.96	$1.82	$1.47	$1.79	$1.42	$1.54	$1.48	$1.64	$1.36	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	924	1,047	1,207	1,351	1,519	1,750	2,006	2,334	2,618	3,038
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.46	$1.18	$1.43	$1.14	$1.23	$1.18	$1.31	$1.09	$0.93	$1.08
Accumulation unit value at end of period	$1.57	$1.46	$1.18	$1.43	$1.14	$1.23	$1.18	$1.31	$1.09	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	5	5	7	13	15	2	1	1	—	1
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.45	$1.96	$2.27	$1.90	$1.61	$1.71	$1.56	$1.14	$0.98	$1.01
Accumulation unit value at end of period	$2.59	$2.45	$1.96	$2.27	$1.90	$1.61	$1.71	$1.56	$1.14	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	1	2	2	1
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.33	$1.80	$2.10	$1.88	$1.67	$1.78	$1.60	$1.18	$1.01	$1.12
Accumulation unit value at end of period	$2.48	$2.33	$1.80	$2.10	$1.88	$1.67	$1.78	$1.60	$1.18	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	3	6
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.17	$1.87	$2.17	$1.96	$1.74	$1.82	$1.74	$1.19	$1.02	$1.13
Accumulation unit value at end of period	$2.34	$2.17	$1.87	$2.17	$1.96	$1.74	$1.82	$1.74	$1.19	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	5	6	5	9	7	8	12
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.14	$1.11	$1.10	$1.10	$1.05	$1.09	$1.08	$1.08
Accumulation unit value at end of period	$1.25	$1.20	$1.14	$1.14	$1.11	$1.10	$1.10	$1.05	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	11	10	15	15	13	9	12	15	17	8
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.47	$0.44	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.88	$1.02
Accumulation unit value at end of period	$0.45	$0.47	$0.44	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	20	12	9	11	26	27	26

82	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.36	$1.39	$1.37	$1.28	$1.31	$1.23	$1.31	$1.26	$1.16
Accumulation unit value at end of period	$1.56	$1.45	$1.36	$1.39	$1.37	$1.28	$1.31	$1.23	$1.31	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	3	10	4	4
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.23	$1.01	$0.98	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.17	$1.02	$1.23	$1.01	$0.98	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.74	$1.34	$1.39	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.26	$1.74	$1.34	$1.39	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	7	7	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.86	$2.26	$2.55	$2.23	$1.87	$1.89	$1.71	$1.27	$1.10	$1.19
Accumulation unit value at end of period	$3.05	$2.86	$2.26	$2.55	$2.23	$1.87	$1.89	$1.71	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	7	7	7	6	5	4
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.99	$0.97	$0.97	$0.98	$0.98	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$0.97	$0.97	$0.98	$0.98	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.92	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	$1.00	—
Accumulation unit value at end of period	$1.08	$1.03	$0.92	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	—	—	1	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.31	$1.33	$1.30	$1.21	$1.24	$1.25	$1.22	$1.15	$1.13
Accumulation unit value at end of period	$1.40	$1.39	$1.31	$1.33	$1.30	$1.21	$1.24	$1.25	$1.22	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	62	92	149	150	122	113	168	200	134	107
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.69	$2.07	$2.25	$1.87	$1.76	$1.77	$1.61	$1.24	$1.08	$1.13
Accumulation unit value at end of period	$3.46	$2.69	$2.07	$2.25	$1.87	$1.76	$1.77	$1.61	$1.24	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	90	83	89	88	84	76	79	88	81	70
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.44	$2.00	$2.38	$2.00	$1.81	$1.86	$1.78	$1.33	$1.17	$1.33
Accumulation unit value at end of period	$2.84	$2.44	$2.00	$2.38	$2.00	$1.81	$1.86	$1.78	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	33	33	34	42	50	48	52	64	74	74
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.51	$1.20	$1.43	$1.12	$1.19	$1.17	$1.29	$1.00	$0.84	$1.03
Accumulation unit value at end of period	$1.72	$1.51	$1.20	$1.43	$1.12	$1.19	$1.17	$1.29	$1.00	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	26	26	28	30	33	29	30	21	18	14
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.10	$1.04	$0.97	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.05	$1.10	$1.04	$0.97	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	75	6	7	6	4	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.02	$1.10	$1.01	$1.02	$1.03	$0.90	$0.89	$0.71	$0.76
Accumulation unit value at end of period	$1.15	$1.23	$1.02	$1.10	$1.01	$1.02	$1.03	$0.90	$0.89	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	8	8	3	8	10	9	14	16	8	10
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.17	$1.24	$1.14	$1.01	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.34	$1.17	$1.24	$1.14	$1.01	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	11	12	12	13	12	11	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.82	$1.51	$1.68	$1.57	$1.37	$1.46	$1.38	$1.09	$0.96	$0.99
Accumulation unit value at end of period	$1.71	$1.82	$1.51	$1.68	$1.57	$1.37	$1.46	$1.38	$1.09	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	21	21	21	22	22	22	62	67	78	92
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.41	$1.93	$2.24	$2.05	$1.59	$1.74	$1.76	$1.30	$1.12	$1.17
Accumulation unit value at end of period	$2.50	$2.41	$1.93	$2.24	$2.05	$1.59	$1.74	$1.76	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	5	5	6	9	6	8
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.86	$0.93	$0.90	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.92	$0.86	$0.93	$0.90	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	19	14	15	15	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	83

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.50	$2.02	$2.18	$1.78	$1.63	$1.65	$1.43	$1.05	$0.93	$0.91
Accumulation unit value at end of period	$2.90	$2.50	$2.02	$2.18	$1.78	$1.63	$1.65	$1.43	$1.05	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	57	56	55	60	70	64	62	69	76	72
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.36	$1.82	$2.12	$1.58	$1.60	$1.56	$1.55	$1.24	$1.03	$1.14
Accumulation unit value at end of period	$2.96	$2.36	$1.82	$2.12	$1.58	$1.60	$1.56	$1.55	$1.24	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	29	29	22	23	23	21	19	17	15	12
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.55	$1.42	$1.50	$1.44	$1.37	$1.42	$1.40	$1.43	$1.28	$1.28
Accumulation unit value at end of period	$1.57	$1.55	$1.42	$1.50	$1.44	$1.37	$1.42	$1.40	$1.43	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	27	27	28	31	29	30	33	67	71	70
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$1.27	$0.98	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.27	$0.98	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.58	$2.07	$2.34	$2.08	$1.79	$1.93	$1.75	$1.26	$1.09	$1.13
Accumulation unit value at end of period	$3.05	$2.58	$2.07	$2.34	$2.08	$1.79	$1.93	$1.75	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2	1	1	1	1	1	1	1	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.38	$1.77	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—
Accumulation unit value at end of period	$3.34	$2.38	$1.77	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	2	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.15	$1.06	$0.97	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.21	$1.06	$1.15	$1.06	$0.97	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.17	$1.76	$2.04	$1.75	$1.52	$1.64	$1.52	$1.13	$0.97	$1.00
Accumulation unit value at end of period	$2.12	$2.17	$1.76	$2.04	$1.75	$1.52	$1.64	$1.52	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	6	6	6	5	5	6	6
Invesco V.I. Core Equity Fund, Series I Shares (10/8/1996)
Accumulation unit value at beginning of period	$3.61	$2.84	$3.17	$2.84	$2.61	$2.80	$2.62	$2.05	$1.83	$1.85
Accumulation unit value at end of period	$4.06	$3.61	$2.84	$3.17	$2.84	$2.61	$2.80	$2.62	$2.05	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	1,403	1,662	1,893	2,073	2,349	2,602	2,966	3,440	3,738	4,290
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.09	$1.70	$1.87	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	$1.00
Accumulation unit value at end of period	$2.06	$2.09	$1.70	$1.87	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	5	6	7	11	12	11	14	12	8	5
Invesco V.I. Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.85	$2.18	$2.20	$1.92	$2.21	$2.17	$1.84	$1.33	$1.12	$1.09
Accumulation unit value at end of period	$3.21	$2.85	$2.18	$2.20	$1.92	$2.21	$2.17	$1.84	$1.33	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	2	5	7	5	2	1
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.39	$1.66	$1.37	$1.39	$1.45	$1.47	$1.25	$1.10	$1.20
Accumulation unit value at end of period	$1.97	$1.76	$1.39	$1.66	$1.37	$1.39	$1.45	$1.47	$1.25	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	25	23	21	23	29	25	16	22	28	35
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.14	$0.98	$1.02	$1.12	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.28	$1.07	$1.14	$0.98	$1.02	$1.12	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	15	15	15	18	20	1	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.01	$1.03	$1.01	$1.00	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.09	$1.01	$1.03	$1.01	$1.00	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	4	7	—	—	—	—	—

84	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.46	$1.84	$1.92	$1.52	$1.54	$1.48	$1.33	$1.04	$0.89	$0.95
Accumulation unit value at end of period	$3.22	$2.46	$1.84	$1.92	$1.52	$1.54	$1.48	$1.33	$1.04	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	17	17	19	26	27	21
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.46	$1.25	$1.36	$1.14	$1.12	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.46	$1.25	$1.36	$1.14	$1.12	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	2	1	1	1	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.76	$1.28	$1.29	$1.02	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.13	$1.76	$1.28	$1.29	$1.02	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	13	13	23	16	17	—	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$2.73	$2.21	$2.22	$1.97	$1.79	$2.13	$1.91	$1.61	$1.44	$1.37
Accumulation unit value at end of period	$2.85	$2.73	$2.21	$2.22	$1.97	$1.79	$2.13	$1.91	$1.61	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	3	5	5	7	5	10	11
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$3.42	$2.48	$2.27	$1.66	$1.84	$1.98	$1.97	$1.45	$1.35	$1.48
Accumulation unit value at end of period	$8.52	$3.42	$2.48	$2.27	$1.66	$1.84	$1.98	$1.97	$1.45	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	4	3	3	3	5	6	11
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.32	$1.46	$1.34	$1.32	$1.36	$1.21	$1.19	$0.93	$1.05
Accumulation unit value at end of period	$1.30	$1.54	$1.32	$1.46	$1.34	$1.32	$1.36	$1.21	$1.19	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	3	3	3	3	12	11
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.15	$1.40	$1.12	$1.15	$1.15	$1.21	$1.04	$0.89	$1.02
Accumulation unit value at end of period	$1.61	$1.45	$1.15	$1.40	$1.12	$1.15	$1.15	$1.21	$1.04	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	1	2	5	5
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$2.57	$2.07	$2.23	$1.91	$1.77	$1.80	$1.65	$1.22	$1.11	$1.17
Accumulation unit value at end of period	$3.03	$2.57	$2.07	$2.23	$1.91	$1.77	$1.80	$1.65	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	$0.88	$0.95	$0.91	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.00	$0.88	$0.95	$0.91	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.45	$1.56	$1.39	$1.25	$1.39	$1.40	$1.42	$1.25	$1.24
Accumulation unit value at end of period	$1.71	$1.60	$1.45	$1.56	$1.39	$1.25	$1.39	$1.40	$1.42	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	21	20	17	21	31	41	46	64	106	102
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.03	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.37	$1.18	$1.03	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	4	4	—	—	—	—	—	—
Putnam VT Sustainable Leaders Fund – Class IA Shares (10/8/1996)
Accumulation unit value at beginning of period	$3.91	$2.90	$2.97	$2.32	$2.18	$2.21	$1.96	$1.45	$1.26	$1.34
Accumulation unit value at end of period	$4.99	$3.91	$2.90	$2.97	$2.32	$2.18	$2.21	$1.96	$1.45	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1,518	1,596	1,769	1,922	2,213	2,479	2,735	3,119	3,409	3,746
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.96	$0.95	$0.94	$0.93	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.96	$0.96	$0.95	$0.94	$0.93	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.71	$0.86	$0.78	$0.53	$0.71	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.34	$0.98	$0.71	$0.86	$0.78	$0.53	$0.71	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	4	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.95	$1.62	$1.80	$1.53	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12
Accumulation unit value at end of period	$2.22	$1.95	$1.62	$1.80	$1.53	$1.47	$1.49	$1.43	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	12	11	11	14	58	63	107	14	15

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	85

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.95	$1.63	$1.80	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12
Accumulation unit value at end of period	$2.22	$1.95	$1.63	$1.80	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	131	125	84	78	72	79	75	73	71	66
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04
Accumulation unit value at end of period	$1.43	$1.32	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	13	13	14	14	47	63	69
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04
Accumulation unit value at end of period	$1.43	$1.32	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	182	189	220	243	296	312	393	401	581	551
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.11	$0.97	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.11	$0.97	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.16	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (5/1/2015)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.04	$0.97	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.10	$1.00	$1.04	$0.97	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (5/1/2015)
Accumulation unit value at beginning of period	$1.13	$1.00	$1.06	$0.96	$0.95	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.13	$1.00	$1.06	$0.96	$0.95	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (5/1/2015)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.09	$0.94	$0.92	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.00	$1.09	$0.94	$0.92	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	26	12	—	7	26	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (5/1/2015)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.08	$0.95	$0.93	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.15	$1.00	$1.08	$0.95	$0.93	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	40	8	12	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09
Accumulation unit value at end of period	$1.83	$1.64	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	167	108	52	103	102	33	27	88	120	215
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09
Accumulation unit value at end of period	$1.83	$1.64	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	406	582	660	778	804	853	967	953	1,056	1,280
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.79	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.02	$1.79	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	85	85	160	141	204	189	209	74	161	123
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.80	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.02	$1.80	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	448	475	508	503	487	512	466	450	428	418
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.39	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07
Accumulation unit value at end of period	$1.62	$1.47	$1.31	$1.39	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	19	19	19	118	100	82	65	146	146	121
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.62	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	175	180	198	214	227	203	222	324	435	397
Variable Portfolio – Partners Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.09	$1.67	$1.84	$1.55	$1.43	$1.44	$1.31	$1.03	$0.94	$0.99
Accumulation unit value at end of period	$2.41	$2.09	$1.67	$1.84	$1.55	$1.43	$1.44	$1.31	$1.03	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	2	2	1

86	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.04	$1.73	$2.03	$1.92	$1.55	$1.73	$1.71	$1.29	$1.15	$1.22
Accumulation unit value at end of period	$2.10	$2.04	$1.73	$2.03	$1.92	$1.55	$1.73	$1.71	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	3	3	3
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.13	$0.99	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.13	$0.99	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.20	$1.01	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.16	$1.00	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.16	$1.00	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$2.11	$1.64	$2.02	$1.54	$1.58	$1.60	$1.69	$1.40	$1.17	$1.39
Accumulation unit value at end of period	$2.38	$2.11	$1.64	$2.02	$1.54	$1.58	$1.60	$1.69	$1.40	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	11	11	8	9	10	9	12	13	14	18
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$3.01	$2.32	$2.39	$2.02	$1.80	$1.83	$1.77	$1.34	$1.13	$1.19
Accumulation unit value at end of period	$3.69	$3.01	$2.32	$2.39	$2.02	$1.80	$1.83	$1.77	$1.34	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	12	11	11	11	18	18	19	20	29	33
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.09	$1.34	$1.09	$1.07	$1.06	$1.14	$0.96	$0.86	$1.00
Accumulation unit value at end of period	$1.29	$1.25	$1.09	$1.34	$1.09	$1.07	$1.06	$1.14	$0.96	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	—	—	—	—	1	1
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.89	$2.23	$2.43	$2.04	$1.84	$1.92	$1.76	$1.37	$1.20	$1.28
Accumulation unit value at end of period	$3.45	$2.89	$2.23	$2.43	$2.04	$1.84	$1.92	$1.76	$1.37	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	3	3	7	13	10	12
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$3.37	$2.73	$2.73	$2.20	$2.07	$2.15	$2.22	$1.50	$1.41	$1.49
Accumulation unit value at end of period	$5.25	$3.37	$2.73	$2.73	$2.20	$2.07	$2.15	$2.22	$1.50	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	10	10	11	12	30	47	53
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	—	—	—	1	—	—

Variable account charges of 1.30% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.23	$1.09	$1.07	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.28	$1.12	$1.23	$1.09	$1.07	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.16	$1.68	$1.89	$1.41	$1.44	$1.42	$1.37	$1.13	$1.01	$1.34
Accumulation unit value at end of period	$2.96	$2.16	$1.68	$1.89	$1.41	$1.44	$1.42	$1.37	$1.13	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	3	3	3	4	5	5	3	7	21
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.37	$1.94	$2.09	$1.79	$1.63	$1.63	$1.51	$1.14	$0.98	$0.94
Accumulation unit value at end of period	$2.40	$2.37	$1.94	$2.09	$1.79	$1.63	$1.63	$1.51	$1.14	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	26	37	41	45	49	62	63	73	75	75
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.86	$0.75	$0.99	$0.80	$0.82	$0.81	$0.87	$0.72	$0.64	$0.80
Accumulation unit value at end of period	$0.87	$0.86	$0.75	$0.99	$0.80	$0.82	$0.81	$0.87	$0.72	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	40	72	83	102	104	131	146	189	249	322
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$3.57	$2.69	$2.66	$2.05	$2.03	$1.85	$1.65	$1.22	$1.06	$1.12
Accumulation unit value at end of period	$4.76	$3.57	$2.69	$2.66	$2.05	$2.03	$1.85	$1.65	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	115	109	105	87	92	90	64	15	2	14

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	87

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.69	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	126	122	122	146	83	74	58	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.94	$2.31	$2.69	$2.44	$2.02	$2.08	$1.81	$1.41	$1.23	$1.26
Accumulation unit value at end of period	$2.94	$2.94	$2.31	$2.69	$2.44	$2.02	$2.08	$1.81	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	22	24	29	34	37	50	61	74	84	94
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$3.45	$2.60	$2.62	$2.01	$1.95	$1.86	$1.72	$1.27	$1.13	$1.14
Accumulation unit value at end of period	$5.09	$3.45	$2.60	$2.62	$2.01	$1.95	$1.86	$1.72	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3	4	—	—	—	—	—	11	13	14
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.28	$1.82	$2.03	$1.90	$1.60	$1.69	$1.51	$1.17	$1.03	$1.04
Accumulation unit value at end of period	$2.27	$2.28	$1.82	$2.03	$1.90	$1.60	$1.69	$1.51	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	140	169	170	194	192	215	182	150	196	127
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.20	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.66	$1.39	$1.20	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	101	191	191	205	236	206	199	131	32	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.81	$2.25	$2.20	$1.79	$1.72	$1.82	$1.77	$1.22	$1.04	$1.03
Accumulation unit value at end of period	$3.98	$2.81	$2.25	$2.20	$1.79	$1.72	$1.82	$1.77	$1.22	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2	8	11	11	14	34	37	7	4	2
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.11	$1.74	$1.87	$1.65	$1.58	$1.57	$1.44	$1.20	$1.07	$1.06
Accumulation unit value at end of period	$2.44	$2.11	$1.74	$1.87	$1.65	$1.58	$1.57	$1.44	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,135	901	528	308	170	112	64	61	47	72
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.53	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	133	129	100	118	61	31	11	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.06	$1.57	$1.75	$1.46	$1.37	$1.35	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.48	$2.06	$1.57	$1.75	$1.46	$1.37	$1.35	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	33	35	36	33	33	22	7	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.17	$2.58	$2.72	$2.22	$2.09	$2.10	$1.85	$1.40	$1.25	$1.20
Accumulation unit value at end of period	$3.56	$3.17	$2.58	$2.72	$2.22	$2.09	$2.10	$1.85	$1.40	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	15	6	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.53	$2.06	$2.17	$1.77	$1.66	$1.67	$1.47	$1.11	$0.99	$0.95
Accumulation unit value at end of period	$2.85	$2.53	$2.06	$2.17	$1.77	$1.66	$1.67	$1.47	$1.11	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	25	25	25	25	25	9	6	—	3	2
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.35	$1.93	$2.08	$1.84	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21
Accumulation unit value at end of period	$2.34	$2.35	$1.93	$2.08	$1.84	$1.65	$1.72	$1.59	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	59	62	23	23	13	13	13	13	26	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.04	$1.67	$1.79	$1.59	$1.42	$1.48	$1.36	$1.09	$0.97	$1.03
Accumulation unit value at end of period	$2.03	$2.04	$1.67	$1.79	$1.59	$1.42	$1.48	$1.36	$1.09	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	150	157	184	217	234	238	244	261	304	476
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	2	4	4	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.09	$1.41	$0.98	$0.94	$1.05	$1.09	$1.13	$0.95	$1.22
Accumulation unit value at end of period	$1.86	$1.42	$1.09	$1.41	$0.98	$0.94	$1.05	$1.09	$1.13	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	46	71	78	62	70	25	18	—	7	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.92	$1.48	$1.92	$1.32	$1.27	$1.42	$1.47	$1.52	$1.27	$1.63
Accumulation unit value at end of period	$2.53	$1.92	$1.48	$1.92	$1.32	$1.27	$1.42	$1.47	$1.52	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	13	33	21	23	19	20	65	99	105	144

88	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.89	$0.96	$0.92	$0.94	$1.02	$1.02	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$1.01	$0.97	$0.89	$0.96	$0.92	$0.94	$1.02	$1.02	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	19	19	33	33	34	38	38	41	52	15
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.16	$1.11	$1.14	$1.23	$1.23	$1.35	$1.29	$1.25
Accumulation unit value at end of period	$1.22	$1.18	$1.08	$1.16	$1.11	$1.14	$1.23	$1.23	$1.35	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	38	37	81	110	151	169	211	249	281	290
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.91	$0.91	$0.92	$0.93	$0.94	$0.96	$0.97	$0.98	$0.99
Accumulation unit value at end of period	$0.90	$0.91	$0.91	$0.91	$0.92	$0.93	$0.94	$0.96	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	455	291	254	219	225	89	80	62	15	7
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$0.95	$0.95	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.02	$1.03
Accumulation unit value at end of period	$0.94	$0.95	$0.95	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	18	12	12	81	110	115	130	160	208	385
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.46	$1.54	$1.47	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08
Accumulation unit value at end of period	$1.76	$1.68	$1.46	$1.54	$1.47	$1.33	$1.37	$1.34	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	35	10	10	10	11	14	24	24	30	24
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.13	$1.85	$1.95	$1.85	$1.68	$1.72	$1.68	$1.61	$1.41	$1.35
Accumulation unit value at end of period	$2.24	$2.13	$1.85	$1.95	$1.85	$1.68	$1.72	$1.68	$1.61	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	47	53	84	88	118	111	127	169	181	170
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.50	$1.44	$1.31	$1.35	$1.31	$1.27	$1.12	$1.07
Accumulation unit value at end of period	$1.71	$1.64	$1.43	$1.50	$1.44	$1.31	$1.35	$1.31	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	30	30	44	44	34	486	502	535	39	9
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.07	$1.81	$1.90	$1.81	$1.66	$1.70	$1.66	$1.60	$1.41	$1.34
Accumulation unit value at end of period	$2.16	$2.07	$1.81	$1.90	$1.81	$1.66	$1.70	$1.66	$1.60	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	46	55	84	401	408	64	98	134	137	152
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.16	$1.18	$1.15	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02
Accumulation unit value at end of period	$1.39	$1.25	$1.16	$1.18	$1.15	$1.12	$1.13	$1.09	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	206	114	142	140	180	181	211	212	226	34
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.50	$1.39	$1.40	$1.37	$1.33	$1.34	$1.29	$1.34	$1.26	$1.20
Accumulation unit value at end of period	$1.66	$1.50	$1.39	$1.40	$1.37	$1.33	$1.34	$1.29	$1.34	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	200	246	336	428	456	510	592	704	754	744
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.37	$2.52	$2.66	$2.11	$2.11	$1.97	$1.75	$1.36	$1.15	$1.21
Accumulation unit value at end of period	$4.47	$3.37	$2.52	$2.66	$2.11	$2.11	$1.97	$1.75	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	76	13	13	13	8	8	14	7	5	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.85	$2.13	$2.25	$1.78	$1.78	$1.65	$1.47	$1.14	$0.96	$1.01
Accumulation unit value at end of period	$3.78	$2.85	$2.13	$2.25	$1.78	$1.78	$1.65	$1.47	$1.14	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	15	23	24	25	33	31	17	18	18	41
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.75	$2.13	$2.26	$1.89	$1.72	$1.72	$1.54	$1.19	$1.04	$1.04
Accumulation unit value at end of period	$3.20	$2.75	$2.13	$2.26	$1.89	$1.72	$1.72	$1.54	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	623	416	298	272	153	138	88	59	64	46
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.04	$1.06	$1.05	$1.01	$1.05	$1.06	$1.07	$1.02	$1.01
Accumulation unit value at end of period	$1.15	$1.11	$1.04	$1.06	$1.05	$1.01	$1.05	$1.06	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	71	38	18	18	36	27	49	42	60	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.19	$1.01	$1.08	$0.99	$0.97	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.01	$1.08	$0.99	$0.97	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.52	$1.89	$2.02	$1.67	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27
Accumulation unit value at end of period	$3.36	$2.52	$1.89	$2.02	$1.67	$1.65	$1.59	$1.50	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	42	42	43	21	24	21	4	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	89

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.78	$2.09	$2.22	$1.83	$1.82	$1.74	$1.65	$1.27	$1.16	$1.38
Accumulation unit value at end of period	$3.71	$2.78	$2.09	$2.22	$1.83	$1.82	$1.74	$1.65	$1.27	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	2	2	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.28	$1.56	$1.24	$1.34	$1.30	$1.44	$1.19	$1.03	$1.19
Accumulation unit value at end of period	$1.70	$1.58	$1.28	$1.56	$1.24	$1.34	$1.30	$1.44	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	14	9	9	9	9	9	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.17	$1.42	$1.13	$1.22	$1.18	$1.30	$1.08	$0.93	$1.08
Accumulation unit value at end of period	$1.56	$1.45	$1.17	$1.42	$1.13	$1.22	$1.18	$1.30	$1.08	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	12	31	30	32	40	28	28	28	17	26
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.88	$2.31	$2.67	$2.24	$1.90	$2.03	$1.85	$1.36	$1.16	$1.20
Accumulation unit value at end of period	$3.04	$2.88	$2.31	$2.67	$2.24	$1.90	$2.03	$1.85	$1.36	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	14	13	9	9	14	11	10	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.44	$1.95	$2.25	$1.89	$1.60	$1.70	$1.55	$1.14	$0.98	$1.00
Accumulation unit value at end of period	$2.57	$2.44	$1.95	$2.25	$1.89	$1.60	$1.70	$1.55	$1.14	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	15	17	15	15	1	1	1	—	—	3
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.60	$2.01	$2.35	$2.10	$1.87	$2.00	$1.80	$1.33	$1.14	$1.26
Accumulation unit value at end of period	$2.75	$2.60	$2.01	$2.35	$2.10	$1.87	$2.00	$1.80	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	33	27	27	7	7	5	5	3	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.32	$1.79	$2.09	$1.87	$1.66	$1.77	$1.60	$1.17	$1.00	$1.11
Accumulation unit value at end of period	$2.46	$2.32	$1.79	$2.09	$1.87	$1.66	$1.77	$1.60	$1.17	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	32	32	34	51	57	58	69	74	66	123
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.40	$2.07	$2.41	$2.18	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27
Accumulation unit value at end of period	$2.58	$2.40	$2.07	$2.41	$2.18	$1.94	$2.03	$1.95	$1.33	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	5	4	4	4	4	3	3	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.16	$1.86	$2.16	$1.95	$1.73	$1.81	$1.73	$1.18	$1.02	$1.13
Accumulation unit value at end of period	$2.32	$2.16	$1.86	$2.16	$1.95	$1.73	$1.81	$1.73	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	20	19	24	20	18	30	33
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.22	$1.12	$1.15	$1.10	$1.02	$1.05	$1.03	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.29	$1.22	$1.12	$1.15	$1.10	$1.02	$1.05	$1.03	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	166	187	98	73	31	23	54	70	51	36
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.04	$1.04	$1.02	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.13	$1.09	$1.04	$1.04	$1.02	$1.01	$1.01	$0.97	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	65	62	9	9	9	9	10	9	6	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.13	$1.13	$1.11	$1.09	$1.10	$1.05	$1.08	$1.08	$1.08
Accumulation unit value at end of period	$1.24	$1.19	$1.13	$1.13	$1.11	$1.09	$1.10	$1.05	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	12	13	46	57	56	64	64	76	151	143
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.46	$0.44	$0.50	$0.50	$0.45	$0.62	$0.75	$0.85	$0.88	$1.02
Accumulation unit value at end of period	$0.45	$0.46	$0.44	$0.50	$0.50	$0.45	$0.62	$0.75	$0.85	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	6	8	15	21	34	48	79	83	95	121
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.11	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.28	$1.20	$1.11	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	104	100	92	90	88	95	74	18	32	5
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.18	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02
Accumulation unit value at end of period	$1.35	$1.25	$1.18	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	21	22	35	35	35	34	18	21	19	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.35	$1.38	$1.36	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16
Accumulation unit value at end of period	$1.55	$1.44	$1.35	$1.38	$1.36	$1.27	$1.31	$1.22	$1.31	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	20	20	82	129	147	201	237	297	322	356

90	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.53	$1.65	$1.58	$1.52	$1.56	$1.39	$1.37	$1.07	$1.19
Accumulation unit value at end of period	$1.78	$1.90	$1.53	$1.65	$1.58	$1.52	$1.56	$1.39	$1.37	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	13	41	55	42	52	34	32	29	23	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.23	$1.01	$0.98	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.17	$1.02	$1.23	$1.01	$0.98	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	128	122	20	7	6	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.74	$1.33	$1.38	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.26	$1.74	$1.33	$1.38	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	65	71	103	110	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.48	$2.68	$2.79	$2.13	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21
Accumulation unit value at end of period	$4.52	$3.48	$2.68	$2.79	$2.13	$2.05	$1.88	$1.70	$1.33	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	10	14	15	16	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.26	$2.50	$2.57	$1.99	$2.07	$1.98	$1.82	$1.35	$1.21	$1.23
Accumulation unit value at end of period	$4.41	$3.26	$2.50	$2.57	$1.99	$2.07	$1.98	$1.82	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	37	37	11	11	11	6	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.72	$2.13	$2.40	$2.07	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15
Accumulation unit value at end of period	$2.77	$2.72	$2.13	$2.40	$2.07	$1.85	$1.89	$1.74	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	84	90	45	51	37	37	41	37	4	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.17	$2.53	$2.50	$1.92	$1.88	$1.79	$1.70	$1.31	$1.19	$1.24
Accumulation unit value at end of period	$5.49	$3.17	$2.53	$2.50	$1.92	$1.88	$1.79	$1.70	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	8	9	9	2	3	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.37	$1.90	$2.13	$1.86	$1.65	$1.83	$1.69	$1.34	$1.20	$1.17
Accumulation unit value at end of period	$2.40	$2.37	$1.90	$2.13	$1.86	$1.65	$1.83	$1.69	$1.34	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	39	60	81	47	22	23	24	24	24	9
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.04	$1.06	$1.04	$1.03	$1.04	$1.01	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.20	$1.12	$1.04	$1.06	$1.04	$1.03	$1.04	$1.01	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	74	74	5	6	7	11	4	4	4	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.90	$2.29	$2.59	$2.27	$1.91	$1.93	$1.75	$1.31	$1.13	$1.23
Accumulation unit value at end of period	$3.08	$2.90	$2.29	$2.59	$2.27	$1.91	$1.93	$1.75	$1.31	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	39	70	78	46	61	25	18	18	19	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.84	$2.25	$2.53	$2.21	$1.86	$1.88	$1.70	$1.27	$1.10	$1.19
Accumulation unit value at end of period	$3.02	$2.84	$2.25	$2.53	$2.21	$1.86	$1.88	$1.70	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	13	14	14	14	17	18	14	15	15	16
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.96	$0.97	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$0.98	$0.96	$0.97	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	275	263	249	27	179	25	19	31	49	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.93	$2.09	$2.20	$1.82	$1.78	$1.86	$1.73	$1.37	$1.19	$1.19
Accumulation unit value at end of period	$3.67	$2.93	$2.09	$2.20	$1.82	$1.78	$1.86	$1.73	$1.37	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4	4	17	17	17	17	23	17	18	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.91	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	$1.00	—
Accumulation unit value at end of period	$1.07	$1.03	$0.91	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	23	29	42	42	29	39	72	78	31	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.31	$1.32	$1.30	$1.21	$1.23	$1.24	$1.21	$1.15	$1.13
Accumulation unit value at end of period	$1.39	$1.38	$1.31	$1.32	$1.30	$1.21	$1.23	$1.24	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	109	138	186	220	221	339	317	386	385	496
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.67	$2.06	$2.23	$1.86	$1.75	$1.77	$1.60	$1.24	$1.08	$1.13
Accumulation unit value at end of period	$3.43	$2.67	$2.06	$2.23	$1.86	$1.75	$1.77	$1.60	$1.24	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	495	583	545	583	538	643	670	663	729	752

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	91

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.42	$1.99	$2.37	$1.99	$1.80	$1.85	$1.77	$1.32	$1.17	$1.33
Accumulation unit value at end of period	$2.82	$2.42	$1.99	$2.37	$1.99	$1.80	$1.85	$1.77	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	277	256	198	251	211	212	285	318	313	312
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.50	$1.19	$1.42	$1.11	$1.19	$1.16	$1.29	$1.00	$0.84	$1.03
Accumulation unit value at end of period	$1.71	$1.50	$1.19	$1.42	$1.11	$1.19	$1.16	$1.29	$1.00	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	14	18	18	19	33	43	48	61	59	60
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.10	$1.03	$0.97	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.05	$1.10	$1.03	$0.97	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	178	230	200	105	48	55	31	14	—	—
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.01	$1.10	$1.01	$1.01	$1.02	$0.90	$0.89	$0.71	$0.76
Accumulation unit value at end of period	$1.14	$1.22	$1.01	$1.10	$1.01	$1.01	$1.02	$0.90	$0.89	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	18	27	31	39	45	71	72	85	90	94
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.23	$1.14	$1.01	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.33	$1.16	$1.23	$1.14	$1.01	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	249	179	95	116	119	91	125	71	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.50	$1.67	$1.56	$1.36	$1.45	$1.37	$1.08	$0.96	$0.98
Accumulation unit value at end of period	$1.70	$1.81	$1.50	$1.67	$1.56	$1.36	$1.45	$1.37	$1.08	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	535	628	569	301	289	292	301	328	316	297
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.39	$1.92	$2.23	$2.04	$1.59	$1.74	$1.75	$1.30	$1.11	$1.17
Accumulation unit value at end of period	$2.48	$2.39	$1.92	$2.23	$2.04	$1.59	$1.74	$1.75	$1.30	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	83	80	73	101	103	92	80	76	63	47
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.85	$0.93	$0.90	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.91	$0.85	$0.93	$0.90	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	17	17	17	16	16	3	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.48	$2.01	$2.17	$1.77	$1.62	$1.64	$1.43	$1.05	$0.93	$0.91
Accumulation unit value at end of period	$2.88	$2.48	$2.01	$2.17	$1.77	$1.62	$1.64	$1.43	$1.05	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	9	9	9	8	14	13
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.34	$1.80	$2.11	$1.57	$1.59	$1.56	$1.54	$1.23	$1.03	$1.14
Accumulation unit value at end of period	$2.94	$2.34	$1.80	$2.11	$1.57	$1.59	$1.56	$1.54	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	121	96	91	101	130	110	90	46	74	60
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.41	$1.49	$1.43	$1.36	$1.41	$1.40	$1.42	$1.27	$1.28
Accumulation unit value at end of period	$1.56	$1.54	$1.41	$1.49	$1.43	$1.36	$1.41	$1.40	$1.42	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	168	230	288	635	720	836	916	1,174	1,287	1,382
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$1.27	$0.98	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.27	$0.98	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.56	$2.06	$2.33	$2.07	$1.78	$1.92	$1.75	$1.26	$1.08	$1.12
Accumulation unit value at end of period	$3.02	$2.56	$2.06	$2.33	$2.07	$1.78	$1.92	$1.75	$1.26	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	8	18	17	20	14	13	16	22	24	27
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.37	$1.76	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—
Accumulation unit value at end of period	$3.32	$2.37	$1.76	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	9	10	10	10	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.15	$1.06	$0.97	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.20	$1.06	$1.15	$1.06	$0.97	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	287	82	83	85	88	49	41	34	—	—

92	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.16	$1.75	$2.02	$1.74	$1.51	$1.63	$1.51	$1.13	$0.96	$1.00
Accumulation unit value at end of period	$2.11	$2.16	$1.75	$2.02	$1.74	$1.51	$1.63	$1.51	$1.13	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	22	54	61	76	81	84	86	109	154	155
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.08	$1.69	$1.86	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	$1.00
Accumulation unit value at end of period	$2.05	$2.08	$1.69	$1.86	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	2	4	13	19	13	12	13	13	14	25
Invesco V.I. Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.83	$2.17	$2.18	$1.91	$2.20	$2.16	$1.84	$1.33	$1.11	$1.09
Accumulation unit value at end of period	$3.19	$2.83	$2.17	$2.18	$1.91	$2.20	$2.16	$1.84	$1.33	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	15	23	27	46	50	61	58
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.38	$1.65	$1.36	$1.39	$1.44	$1.46	$1.25	$1.10	$1.19
Accumulation unit value at end of period	$1.96	$1.75	$1.38	$1.65	$1.36	$1.39	$1.44	$1.46	$1.25	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	18	19	28	31	38	53	67	79	96	119
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.06	$1.14	$0.98	$1.01	$1.12	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.28	$1.06	$1.14	$0.98	$1.01	$1.12	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	26	26	75	126	23	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	365	228	192	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.00	$1.03	$1.01	$1.00	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.00	$1.03	$1.01	$1.00	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93	129	14	15	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.44	$1.83	$1.91	$1.51	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95
Accumulation unit value at end of period	$3.19	$2.44	$1.83	$1.91	$1.51	$1.53	$1.48	$1.33	$1.03	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	8	11	19	43	46	38	61	111	120	151
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.45	$1.25	$1.35	$1.14	$1.12	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.45	$1.25	$1.35	$1.14	$1.12	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	406	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.76	$1.28	$1.29	$1.02	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.12	$1.76	$1.28	$1.29	$1.02	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	34	35	54	30	45	—	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$2.71	$2.20	$2.21	$1.96	$1.78	$2.12	$1.91	$1.61	$1.44	$1.37
Accumulation unit value at end of period	$2.83	$2.71	$2.20	$2.21	$1.96	$1.78	$2.12	$1.91	$1.61	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	90	123	87	126	141	145	155	122	122	105
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$3.40	$2.46	$2.25	$1.65	$1.83	$1.97	$1.96	$1.45	$1.35	$1.47
Accumulation unit value at end of period	$8.46	$3.40	$2.46	$2.25	$1.65	$1.83	$1.97	$1.96	$1.45	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	11	48	51	16	11	12	12	19	24	23
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.53	$1.31	$1.45	$1.34	$1.31	$1.35	$1.20	$1.19	$0.92	$1.04
Accumulation unit value at end of period	$1.29	$1.53	$1.31	$1.45	$1.34	$1.31	$1.35	$1.20	$1.19	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	6	18	20	22	21	23	30	44	46	53
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.14	$1.39	$1.11	$1.15	$1.15	$1.20	$1.03	$0.88	$1.02
Accumulation unit value at end of period	$1.60	$1.44	$1.14	$1.39	$1.11	$1.15	$1.15	$1.20	$1.03	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	2	3	8	10	16	28	37	45	36	48
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$2.55	$2.06	$2.22	$1.90	$1.76	$1.79	$1.65	$1.22	$1.11	$1.16
Accumulation unit value at end of period	$3.01	$2.55	$2.06	$2.22	$1.90	$1.76	$1.79	$1.65	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	87	85	54	35	35	35	35	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	$0.88	$0.95	$0.90	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.00	$0.88	$0.95	$0.90	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	93

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.59	$1.44	$1.55	$1.38	$1.24	$1.38	$1.39	$1.41	$1.25	$1.24
Accumulation unit value at end of period	$1.69	$1.59	$1.44	$1.55	$1.38	$1.24	$1.38	$1.39	$1.41	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	137	172	123	139	153	206	326	508	587	511
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.36	$1.18	$1.02	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	75	22	5	5	5	5	5	5	66	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.02	$0.99	$0.98	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.00	$1.02	$0.99	$0.98	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	220	108	123	66	13	13	—	3	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.95	$0.95	$0.94	$0.93	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.96	$0.95	$0.95	$0.94	$0.93	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	111	129	56	58	29	36	5	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.71	$0.85	$0.78	$0.53	$0.71	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.33	$0.97	$0.71	$0.85	$0.78	$0.53	$0.71	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	97	117	38	45	11	4	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.94	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12
Accumulation unit value at end of period	$2.20	$1.94	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	715	712	778	1,170	1,101	1,247	865	948	320	616
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.94	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12
Accumulation unit value at end of period	$2.21	$1.94	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,028	1,247	1,378	1,412	1,520	2,300	2,250	3,166	3,876	4,832
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.26	$1.19	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04
Accumulation unit value at end of period	$1.42	$1.32	$1.20	$1.26	$1.19	$1.16	$1.18	$1.15	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	726	606	1,005	2,351	1,069	461	665	1,318	2,281	840
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.26	$1.19	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04
Accumulation unit value at end of period	$1.42	$1.32	$1.20	$1.26	$1.19	$1.16	$1.18	$1.14	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,661	1,699	1,935	2,237	2,651	2,303	2,890	3,784	7,781	7,531
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.11	$0.97	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.11	$0.97	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	55	56	56	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.16	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.10	$1.03	$1.01	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.05	$1.10	$1.03	$1.01	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,747	1,887	2,025	650	648	232	343	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.16	$1.06	$1.04	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.24	$1.10	$1.16	$1.06	$1.04	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,959	3,052	3,077	3,485	4,245	1,892	949	319	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.38	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.38	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,555	7,757	9,066	8,982	9,480	8,981	7,175	4,091	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.22	$1.32	$1.17	$1.14	$1.19	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.53	$1.40	$1.22	$1.32	$1.17	$1.14	$1.19	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	24,598	27,675	31,031	32,017	36,423	38,374	36,957	34,452	23,935	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.63	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09
Accumulation unit value at end of period	$1.82	$1.63	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	9,733	10,815	10,828	10,369	11,885	11,605	12,062	9,770	6,617	4,588

94	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.63	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09
Accumulation unit value at end of period	$1.82	$1.63	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	15,288	18,352	21,093	23,550	25,161	28,203	30,336	33,786	34,926	39,214
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.78	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.01	$1.78	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,857	3,219	4,516	4,431	4,141	4,332	3,802	3,562	2,646	2,032
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.79	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.01	$1.79	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,619	3,020	3,380	4,307	5,330	5,345	7,119	10,405	11,775	14,831
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07
Accumulation unit value at end of period	$1.61	$1.47	$1.31	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,520	2,736	3,316	3,307	3,199	3,997	4,808	4,760	4,838	2,313
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.38	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07
Accumulation unit value at end of period	$1.61	$1.47	$1.31	$1.38	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,189	3,627	4,248	5,195	6,039	6,745	7,890	9,909	13,057	14,186
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.25	$1.17	$1.09	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	105	93	43	26	24	15	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.41	$1.93	$2.14	$1.80	$1.67	$1.68	$1.53	$1.21	$1.11	$1.16
Accumulation unit value at end of period	$2.78	$2.41	$1.93	$2.14	$1.80	$1.67	$1.68	$1.53	$1.21	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	31	35	41	41	41	41	41	41	—
Variable Portfolio – Partners Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.07	$1.66	$1.83	$1.54	$1.43	$1.44	$1.30	$1.03	$0.94	$0.99
Accumulation unit value at end of period	$2.39	$2.07	$1.66	$1.83	$1.54	$1.43	$1.44	$1.30	$1.03	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	10	11	16	29	36	39	54	106	115	147
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.22	$1.48	$1.23	$1.29	$1.31	$1.43	$1.20	$1.01	$1.17
Accumulation unit value at end of period	$1.56	$1.42	$1.22	$1.48	$1.23	$1.29	$1.31	$1.43	$1.20	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	21	21	21	21	21	19	10	8	6	—
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.28	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16
Accumulation unit value at end of period	$1.93	$1.60	$1.28	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	68	131	146	103	95	45	29	—	—	—
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.94	$1.18
Accumulation unit value at end of period	$1.20	$1.27	$1.13	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	72	106	44	47	43	54	43	43	13	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.41	$2.02	$2.15	$1.84	$1.75	$1.88	$1.91	$1.38	$1.26	$1.29
Accumulation unit value at end of period	$3.30	$2.41	$2.02	$2.15	$1.84	$1.75	$1.88	$1.91	$1.38	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	35	38	44	33	23	11	9	9	9	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.72	$2.02	$1.92	$1.55	$1.73	$1.72	$1.30	$1.16	$1.23
Accumulation unit value at end of period	$2.09	$2.03	$1.72	$2.02	$1.92	$1.55	$1.73	$1.72	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	37	36	1	1	1	1	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.03	$1.72	$2.01	$1.91	$1.54	$1.72	$1.71	$1.28	$1.14	$1.21
Accumulation unit value at end of period	$2.08	$2.03	$1.72	$2.01	$1.91	$1.54	$1.72	$1.71	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	13	16	20	27	29	41	66	93	122	148
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.11	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.21	$1.07	$1.11	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,277	1,017	488	132	20	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.36	$1.15	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,116	852	712	496	95	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	95

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.28	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.28	$1.11	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,501	2,977	1,521	985	825	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$2.09	$1.63	$2.01	$1.53	$1.57	$1.59	$1.69	$1.40	$1.16	$1.38
Accumulation unit value at end of period	$2.36	$2.09	$1.63	$2.01	$1.53	$1.57	$1.59	$1.69	$1.40	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	92	108	119	141	136	166	180	208	225	264
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$2.99	$2.31	$2.37	$2.01	$1.79	$1.83	$1.77	$1.34	$1.13	$1.19
Accumulation unit value at end of period	$3.66	$2.99	$2.31	$2.37	$2.01	$1.79	$1.83	$1.77	$1.34	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	50	71	84	123	136	154	162	195	215	236
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.09	$1.33	$1.08	$1.06	$1.06	$1.13	$0.96	$0.86	$1.00
Accumulation unit value at end of period	$1.28	$1.24	$1.09	$1.33	$1.08	$1.06	$1.06	$1.13	$0.96	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	6	6	9	16	20	50	28	49	57	79
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.87	$2.21	$2.41	$2.03	$1.83	$1.92	$1.76	$1.36	$1.19	$1.28
Accumulation unit value at end of period	$3.43	$2.87	$2.21	$2.41	$2.03	$1.83	$1.92	$1.76	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	21	20	26	29	29	19	23	26	35	42
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$3.35	$2.72	$2.72	$2.19	$2.06	$2.15	$2.22	$1.49	$1.40	$1.49
Accumulation unit value at end of period	$5.22	$3.35	$2.72	$2.72	$2.19	$2.06	$2.15	$2.22	$1.49	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	24	24	21	25	8	12	12	10	10	12
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.18	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	92	2	2	—	—	—	—	—	—

Variable account charges of 1.35% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.22	$1.09	$1.06	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.27	$1.12	$1.22	$1.09	$1.06	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	228	226	122	120	4	2	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.84	$2.90	$2.87	$2.21	$2.19	$2.00	$1.78	$1.32	$1.15	$1.21
Accumulation unit value at end of period	$5.13	$3.84	$2.90	$2.87	$2.21	$2.19	$2.00	$1.78	$1.32	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	64	60	68	66	40	15	17	1	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.68	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	228	209	217	75	86	51	41	6	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$2.54	$2.03	$2.27	$2.12	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16
Accumulation unit value at end of period	$2.53	$2.54	$2.03	$2.27	$2.12	$1.78	$1.88	$1.69	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	199	155	149	148	83	42	37	14	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.19	$1.31	$1.17	$1.14	$1.16	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.65	$1.38	$1.19	$1.31	$1.17	$1.14	$1.16	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	115	128	154	113	92	90	34	3	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.26	$1.87	$2.01	$1.78	$1.70	$1.69	$1.56	$1.30	$1.15	$1.14
Accumulation unit value at end of period	$2.63	$2.26	$1.87	$2.01	$1.78	$1.70	$1.69	$1.56	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,919	1,449	1,416	1,016	645	169	111	10	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.52	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.05	$1.57	$1.75	$1.46	$1.36	$1.35	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.47	$2.05	$1.57	$1.75	$1.46	$1.36	$1.35	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206	250	345	227	72	21	14	3	—	—

96	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.15	$2.57	$2.71	$2.21	$2.08	$2.10	$1.85	$1.40	$1.25	$1.20
Accumulation unit value at end of period	$3.54	$3.15	$2.57	$2.71	$2.21	$2.08	$2.10	$1.85	$1.40	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	44	34	35	31	25	13	8	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.34	$1.92	$2.07	$1.84	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21
Accumulation unit value at end of period	$2.33	$2.34	$1.92	$2.07	$1.84	$1.64	$1.71	$1.58	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	159	136	150	124	42	22	16	7	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	2	3	18	14	11	9	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.09	$1.41	$0.97	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22
Accumulation unit value at end of period	$1.85	$1.41	$1.09	$1.41	$0.97	$0.94	$1.05	$1.09	$1.12	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	76	70	118	202	185	80	54	6	2	1
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.89	$0.95	$0.91	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$1.00	$0.97	$0.89	$0.95	$0.91	$0.94	$1.01	$1.02	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	339	96	42	27	23	5	5	5	5	13
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.91	$0.91	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99
Accumulation unit value at end of period	$0.90	$0.91	$0.91	$0.91	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	689	135	241	49	102	36	15	25	14	17
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.45	$1.53	$1.46	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08
Accumulation unit value at end of period	$1.75	$1.67	$1.45	$1.53	$1.46	$1.33	$1.37	$1.34	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	428	242	211	209	75	29	14	10	2	6
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.42	$1.50	$1.43	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07
Accumulation unit value at end of period	$1.70	$1.63	$1.42	$1.50	$1.43	$1.31	$1.34	$1.31	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	150	142	193	145	63	41	33	4	2	6
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.16	$1.17	$1.15	$1.11	$1.13	$1.09	$1.13	$1.07	$1.02
Accumulation unit value at end of period	$1.38	$1.25	$1.16	$1.17	$1.15	$1.11	$1.13	$1.09	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	222	244	111	94	71	26	12	12	25	44
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.35	$2.51	$2.65	$2.10	$2.11	$1.96	$1.75	$1.36	$1.15	$1.21
Accumulation unit value at end of period	$4.44	$3.35	$2.51	$2.65	$2.10	$2.11	$1.96	$1.75	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	94	40	44	38	18	14	9	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$3.10	$2.40	$2.56	$2.14	$1.94	$1.95	$1.75	$1.34	$1.18	$1.18
Accumulation unit value at end of period	$3.61	$3.10	$2.40	$2.56	$2.14	$1.94	$1.95	$1.75	$1.34	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	379	409	380	218	172	154	96	26	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.04	$1.06	$1.05	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Accumulation unit value at end of period	$1.15	$1.10	$1.04	$1.06	$1.05	$1.01	$1.05	$1.06	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	190	128	154	106	78	64	64	9	5	13
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.19	$1.01	$1.08	$0.98	$0.97	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.01	$1.08	$0.98	$0.97	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	47	22	22	21	5	5	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.51	$1.88	$2.01	$1.66	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27
Accumulation unit value at end of period	$3.34	$2.51	$1.88	$2.01	$1.66	$1.65	$1.59	$1.50	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	99	78	44	43	34	16	6	1	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.27	$1.55	$1.24	$1.34	$1.29	$1.44	$1.19	$1.03	$1.19
Accumulation unit value at end of period	$1.69	$1.57	$1.27	$1.55	$1.24	$1.34	$1.29	$1.44	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	85	85	88	96	66	16	9	6	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.87	$2.30	$2.66	$2.23	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20
Accumulation unit value at end of period	$3.02	$2.87	$2.30	$2.66	$2.23	$1.89	$2.02	$1.84	$1.36	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	115	28	17	17	15	14	15	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	97

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.59	$2.00	$2.34	$2.10	$1.87	$1.99	$1.80	$1.33	$1.14	$1.26
Accumulation unit value at end of period	$2.74	$2.59	$2.00	$2.34	$2.10	$1.87	$1.99	$1.80	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	146	56	94	77	35	27	26	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.39	$2.07	$2.40	$2.17	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27
Accumulation unit value at end of period	$2.57	$2.39	$2.07	$2.40	$2.17	$1.94	$2.03	$1.95	$1.33	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	80	16	36	30	21	16	18	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.22	$1.12	$1.14	$1.09	$1.02	$1.05	$1.03	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.28	$1.22	$1.12	$1.14	$1.09	$1.02	$1.05	$1.03	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	539	472	210	185	78	35	34	27	1	1
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.03	$1.03	$1.02	$1.00	$1.01	$0.97	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.12	$1.09	$1.03	$1.03	$1.02	$1.00	$1.01	$0.97	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	87	98	9	9	13	3	6	6	8	10
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.11	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.28	$1.19	$1.11	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	161	121	148	109	96	95	47	19	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.17	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02
Accumulation unit value at end of period	$1.34	$1.25	$1.17	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	78	83	56	49	17	1	1	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.52	$1.64	$1.57	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19
Accumulation unit value at end of period	$1.77	$1.90	$1.52	$1.64	$1.57	$1.52	$1.56	$1.39	$1.37	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	58	49	48	82	81	35	11	4	1	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.23	$1.01	$0.98	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.17	$1.01	$1.23	$1.01	$0.98	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	79	111	88	64	35	35	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.47	$2.67	$2.78	$2.13	$2.04	$1.88	$1.69	$1.33	$1.18	$1.21
Accumulation unit value at end of period	$4.50	$3.47	$2.67	$2.78	$2.13	$2.04	$1.88	$1.69	$1.33	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	68	63	58	54	45	15	14	13	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.25	$2.49	$2.56	$1.98	$2.06	$1.97	$1.82	$1.35	$1.21	$1.23
Accumulation unit value at end of period	$4.39	$3.25	$2.49	$2.56	$1.98	$2.06	$1.97	$1.82	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	40	43	33	30	30	6	2	—	1	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.71	$2.12	$2.39	$2.07	$1.84	$1.89	$1.74	$1.30	$1.14	$1.15
Accumulation unit value at end of period	$2.76	$2.71	$2.12	$2.39	$2.07	$1.84	$1.89	$1.74	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	157	129	122	110	62	36	24	13	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.16	$2.52	$2.49	$1.91	$1.88	$1.79	$1.69	$1.31	$1.19	$1.24
Accumulation unit value at end of period	$5.47	$3.16	$2.52	$2.49	$1.91	$1.88	$1.79	$1.69	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	44	15	16	13	6	6	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.36	$1.90	$2.12	$1.86	$1.65	$1.83	$1.69	$1.34	$1.19	$1.17
Accumulation unit value at end of period	$2.39	$2.36	$1.90	$2.12	$1.86	$1.65	$1.83	$1.69	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	75	77	79	26	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.04	$1.05	$1.03	$1.03	$1.04	$1.01	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.19	$1.11	$1.04	$1.05	$1.03	$1.03	$1.04	$1.01	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	50	68	39	85	84	20	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.88	$2.29	$2.58	$2.26	$1.90	$1.93	$1.75	$1.31	$1.13	$1.23
Accumulation unit value at end of period	$3.07	$2.88	$2.29	$2.58	$2.26	$1.90	$1.93	$1.75	$1.31	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	44	47	52	49	23	14	11	4	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$0.98	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,052	24	17	185	219	45	69	66	29	45

98	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.91	$2.08	$2.19	$1.81	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19
Accumulation unit value at end of period	$3.66	$2.91	$2.08	$2.19	$1.81	$1.77	$1.85	$1.72	$1.37	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	19	19	21	33	30	16	1	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.91	$1.02	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00	—
Accumulation unit value at end of period	$1.07	$1.03	$0.91	$1.02	$0.96	$0.93	$1.01	$0.99	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	131	92	138	136	116	98	92	10	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.83	$2.19	$2.37	$1.98	$1.86	$1.88	$1.71	$1.32	$1.15	$1.20
Accumulation unit value at end of period	$3.64	$2.83	$2.19	$2.37	$1.98	$1.86	$1.88	$1.71	$1.32	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	436	453	488	327	242	159	95	37	1	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.25	$1.85	$2.20	$1.85	$1.68	$1.73	$1.65	$1.23	$1.09	$1.24
Accumulation unit value at end of period	$2.62	$2.25	$1.85	$2.20	$1.85	$1.68	$1.73	$1.65	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	171	223	251	173	78	26	12	6	1	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.09	$1.03	$0.97	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.05	$1.09	$1.03	$0.97	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	728	1,003	234	201	59	17	5	5	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.23	$1.14	$1.01	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.33	$1.16	$1.23	$1.14	$1.01	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	313	356	344	297	100	65	60	2	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.69	$1.89	$1.77	$1.54	$1.64	$1.56	$1.23	$1.09	$1.12
Accumulation unit value at end of period	$1.92	$2.05	$1.69	$1.89	$1.77	$1.54	$1.64	$1.56	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	43	57	48	46	37	20	3	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.64	$2.12	$2.47	$2.26	$1.76	$1.93	$1.94	$1.44	$1.24	$1.30
Accumulation unit value at end of period	$2.74	$2.64	$2.12	$2.47	$2.26	$1.76	$1.93	$1.94	$1.44	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	60	69	73	71	30	12	9	9	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.85	$0.93	$0.90	$0.91	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.91	$0.85	$0.93	$0.90	$0.91	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	5	5	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.42	$1.86	$2.18	$1.62	$1.65	$1.61	$1.60	$1.28	$1.07	$1.19
Accumulation unit value at end of period	$3.04	$2.42	$1.86	$2.18	$1.62	$1.65	$1.61	$1.60	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	125	177	176	136	65	11	11	1	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.97	$1.03	$0.99	$0.94	$0.98	$0.97	$1.00	—	—
Accumulation unit value at end of period	$1.08	$1.06	$0.97	$1.03	$0.99	$0.94	$0.98	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	242	284	280	290	55	2	3	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.78	$2.23	$2.53	$2.25	$1.94	$2.09	$1.90	$1.37	$1.18	$1.22
Accumulation unit value at end of period	$3.28	$2.78	$2.23	$2.53	$2.25	$1.94	$2.09	$1.90	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	87	78	79	65	40	18	18	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.15	$1.06	$0.96	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.20	$1.06	$1.15	$1.06	$0.96	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	48	48	48	48	46	46	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.14	$0.97	$1.01	$1.12	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.27	$1.06	$1.14	$0.97	$1.01	$1.12	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	11	7	15	27	23	18	3	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,203	2,181	1,113	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.00	$1.03	$1.01	$1.00	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.00	$1.03	$1.01	$1.00	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	70	56	53	48	20	20	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	99

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$3.00	$2.25	$2.34	$1.86	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17
Accumulation unit value at end of period	$3.92	$3.00	$2.25	$2.34	$1.86	$1.88	$1.81	$1.63	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	43	20	20	21	20	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.45	$1.24	$1.35	$1.14	$1.11	$1.13	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.45	$1.24	$1.35	$1.14	$1.11	$1.13	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	35	33	32	28	23	9	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$2.31	$1.88	$1.89	$1.67	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17
Accumulation unit value at end of period	$2.41	$2.31	$1.88	$1.89	$1.67	$1.52	$1.81	$1.63	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	175	161	111	188	147	139	124	5	1	1
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.89	$2.09	$1.92	$1.40	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26
Accumulation unit value at end of period	$7.18	$2.89	$2.09	$1.92	$1.40	$1.56	$1.68	$1.67	$1.23	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	40	47	51	39	34	29	18	17	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.59	$2.09	$2.25	$1.93	$1.79	$1.82	$1.68	$1.24	$1.13	$1.19
Accumulation unit value at end of period	$3.05	$2.59	$2.09	$2.25	$1.93	$1.79	$1.82	$1.68	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4	7	5	4	—	1	3	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	35	34	13	12	1	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.23	$1.32	$1.18	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06
Accumulation unit value at end of period	$1.45	$1.36	$1.23	$1.32	$1.18	$1.06	$1.18	$1.19	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	6	6	7	7	8	1	1
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00	—
Accumulation unit value at end of period	$1.35	$1.18	$1.02	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	11	11	—	4	4	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.02	$0.99	$0.98	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.00	$1.02	$0.99	$0.98	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197	235	57	42	10	7	7	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.95	$0.95	$0.94	$0.93	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.89	$0.96	$0.95	$0.95	$0.94	$0.93	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	85	94	96	74	67	31	4	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.71	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.33	$0.97	$0.71	$0.85	$0.77	$0.53	$0.71	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	112	109	72	48	12	12	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.68	$1.86	$1.58	$1.52	$1.55	$1.49	$1.25	$1.11	$1.16
Accumulation unit value at end of period	$2.28	$2.01	$1.68	$1.86	$1.58	$1.52	$1.55	$1.49	$1.25	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	778	783	804	729	662	498	312	97	68	60
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.21	$1.26	$1.19	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05
Accumulation unit value at end of period	$1.42	$1.32	$1.21	$1.26	$1.19	$1.16	$1.18	$1.15	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	969	678	528	524	352	128	194	206	302	237
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.11	$0.97	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.11	$0.97	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	84	79	17	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.16	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	279	349	315	11	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.05	$1.09	$1.03	$1.01	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.16	$1.05	$1.09	$1.03	$1.01	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,631	2,206	1,577	1,800	1,728	619	437	261	—	—

100	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.10	$1.16	$1.06	$1.04	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.23	$1.10	$1.16	$1.06	$1.04	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,487	6,776	6,799	6,358	5,838	5,044	3,451	627	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.38	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.38	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,018	10,554	11,949	12,159	12,577	10,795	7,947	3,851	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.23	$1.09	$1.07	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.31	$1.14	$1.23	$1.09	$1.07	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,169	17,850	19,106	20,369	20,236	18,102	13,729	6,206	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.54	$1.38	$1.34	$1.36	$1.32	$1.20	$1.09	$1.11
Accumulation unit value at end of period	$1.83	$1.65	$1.44	$1.54	$1.38	$1.34	$1.36	$1.32	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	7,930	7,690	7,571	7,706	6,570	5,540	3,481	2,016	781	380
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.55	$1.69	$1.48	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13
Accumulation unit value at end of period	$2.05	$1.82	$1.55	$1.69	$1.48	$1.42	$1.45	$1.40	$1.22	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,382	2,345	2,593	2,396	2,116	1,730	851	432	140	168
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.08
Accumulation unit value at end of period	$1.61	$1.47	$1.31	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,923	1,999	2,342	1,797	1,616	1,466	712	576	339	410
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.24	$1.17	$1.09	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	176	116	111	116	98	42	41	27	5	13
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.40	$1.93	$2.13	$1.80	$1.66	$1.68	$1.52	$1.21	$1.10	$1.16
Accumulation unit value at end of period	$2.76	$2.40	$1.93	$2.13	$1.80	$1.66	$1.68	$1.52	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	—	—	—	—	—	—	—
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.48	$1.23	$1.29	$1.31	$1.43	$1.19	$1.00	$1.17
Accumulation unit value at end of period	$1.55	$1.42	$1.21	$1.48	$1.23	$1.29	$1.31	$1.43	$1.19	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	11	12	17	20	23	15	7	7	—	—
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.27	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16
Accumulation unit value at end of period	$1.92	$1.59	$1.27	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	30	65	75	65	22	20	19	—	—	—
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.13	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.93	$1.18
Accumulation unit value at end of period	$1.19	$1.26	$1.13	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	40	48	31	41	26	3	3	1	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.40	$2.01	$2.15	$1.84	$1.75	$1.87	$1.91	$1.38	$1.26	$1.29
Accumulation unit value at end of period	$3.28	$2.40	$2.01	$2.15	$1.84	$1.75	$1.87	$1.91	$1.38	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	25	28	35	23	24	12	1	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.72	$2.02	$1.91	$1.55	$1.73	$1.72	$1.29	$1.16	$1.23
Accumulation unit value at end of period	$2.08	$2.02	$1.72	$2.02	$1.91	$1.55	$1.73	$1.72	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	8	8	7	8	3	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.11	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.21	$1.07	$1.11	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	471	432	556	178	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.36	$1.14	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.36	$1.14	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	776	1,100	1,236	769	96	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.28	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.11	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,583	1,611	1,391	748	427	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	101

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.74	$2.11	$2.30	$1.94	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23
Accumulation unit value at end of period	$3.27	$2.74	$2.11	$2.30	$1.94	$1.75	$1.83	$1.68	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	36	15	6	7	6	5	5	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.86	$2.32	$2.32	$1.87	$1.76	$1.84	$1.90	$1.28	$1.20	$1.28
Accumulation unit value at end of period	$4.45	$2.86	$2.32	$2.32	$1.87	$1.76	$1.84	$1.90	$1.28	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	40	56	59	54	31	25	17	13	1	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.18	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	15	10	11	7	4	4	—	—	—

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.22	$1.08	$1.06	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.31	$1.27	$1.12	$1.22	$1.08	$1.06	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$2.87	$2.16	$2.14	$1.65	$1.64	$1.50	$1.33	$0.99	$1.00
Accumulation unit value at end of period	$3.82	$2.87	$2.16	$2.14	$1.65	$1.64	$1.50	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$0.78	$0.97	$1.00	$0.72	$1.17	$1.06	$1.00	—
Accumulation unit value at end of period	$0.68	$0.92	$0.78	$0.97	$1.00	$0.72	$1.17	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$2.02	$1.61	$1.80	$1.69	$1.42	$1.50	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$2.01	$2.02	$1.61	$1.80	$1.69	$1.42	$1.50	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.19	$1.30	$1.16	$1.14	$1.16	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.64	$1.38	$1.19	$1.30	$1.16	$1.14	$1.16	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	7	7	7
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.80	$1.49	$1.60	$1.42	$1.35	$1.35	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$2.09	$1.80	$1.49	$1.60	$1.42	$1.35	$1.35	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.52	$0.54	$0.51	$0.60	$0.60	$0.54	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.05	$1.56	$1.74	$1.46	$1.36	$1.34	$1.21	$1.00	—
Accumulation unit value at end of period	$2.46	$2.05	$1.56	$1.74	$1.46	$1.36	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.22	$1.81	$1.91	$1.56	$1.47	$1.48	$1.30	$0.99	$1.00
Accumulation unit value at end of period	$2.49	$2.22	$1.81	$1.91	$1.56	$1.47	$1.48	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.87	$1.53	$1.66	$1.47	$1.32	$1.37	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.86	$1.87	$1.53	$1.66	$1.47	$1.32	$1.37	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—
Accumulation unit value at end of period	$1.13	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.02	$1.32	$0.91	$0.88	$0.98	$1.02	$1.06	$1.00
Accumulation unit value at end of period	$1.73	$1.32	$1.02	$1.32	$0.91	$0.88	$0.98	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

102	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.90	$0.82	$0.88	$0.84	$0.87	$0.94	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.92	$0.90	$0.82	$0.88	$0.84	$0.87	$0.94	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	3
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.93	$0.94	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$0.93	$0.92	$0.93	$0.94	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.23	$1.30	$1.25	$1.13	$1.16	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.49	$1.42	$1.23	$1.30	$1.25	$1.13	$1.16	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.22	$1.29	$1.23	$1.12	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.45	$1.39	$1.22	$1.29	$1.23	$1.12	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	3
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.08	$1.06	$1.03	$1.04	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.27	$1.15	$1.07	$1.08	$1.06	$1.03	$1.04	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	7	7	7
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.49	$1.86	$1.97	$1.56	$1.57	$1.46	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$3.30	$2.49	$1.86	$1.97	$1.56	$1.57	$1.46	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$2.36	$1.82	$1.94	$1.63	$1.48	$1.49	$1.33	$1.02	$1.00
Accumulation unit value at end of period	$2.74	$2.36	$1.82	$1.94	$1.63	$1.48	$1.49	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.02	$1.01	$0.97	$1.01	$1.02	$1.03	$1.00
Accumulation unit value at end of period	$1.10	$1.06	$1.00	$1.02	$1.01	$0.97	$1.01	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.08	$0.98	$0.97	$0.99	$0.95	$1.00	—
Accumulation unit value at end of period	$1.36	$1.18	$1.00	$1.08	$0.98	$0.97	$0.99	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.05	$1.54	$1.65	$1.36	$1.35	$1.30	$1.23	$0.96	$1.00
Accumulation unit value at end of period	$2.74	$2.05	$1.54	$1.65	$1.36	$1.35	$1.30	$1.23	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.14	$1.39	$1.10	$1.19	$1.15	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.50	$1.40	$1.14	$1.39	$1.10	$1.19	$1.15	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.16	$1.73	$2.01	$1.68	$1.43	$1.53	$1.39	$1.03	$1.00
Accumulation unit value at end of period	$2.27	$2.16	$1.73	$2.01	$1.68	$1.43	$1.53	$1.39	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.02	$1.56	$1.83	$1.64	$1.46	$1.56	$1.41	$1.04	$1.00
Accumulation unit value at end of period	$2.14	$2.02	$1.56	$1.83	$1.64	$1.46	$1.56	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.83	$1.58	$1.83	$1.66	$1.48	$1.55	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.96	$1.83	$1.58	$1.83	$1.66	$1.48	$1.55	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.15	$1.17	$1.12	$1.04	$1.08	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.31	$1.25	$1.15	$1.17	$1.12	$1.04	$1.08	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.03	$1.03	$1.02	$1.00	$1.01	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.12	$1.08	$1.03	$1.03	$1.02	$1.00	$1.01	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	103

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.04	$1.07	$1.03	$1.01	$1.03	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.19	$1.12	$1.04	$1.07	$1.03	$1.01	$1.03	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.09	$1.08	$1.01	$1.04	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.22	$1.13	$1.07	$1.09	$1.08	$1.01	$1.04	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	3
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.58	$1.27	$1.37	$1.31	$1.27	$1.30	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.48	$1.58	$1.27	$1.37	$1.31	$1.27	$1.30	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	4
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.16	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00	—
Accumulation unit value at end of period	$1.19	$1.16	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.54	$1.96	$2.04	$1.56	$1.50	$1.38	$1.24	$0.97	$1.00
Accumulation unit value at end of period	$3.29	$2.54	$1.96	$2.04	$1.56	$1.50	$1.38	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.28	$1.75	$1.79	$1.39	$1.45	$1.39	$1.28	$0.95	$1.00
Accumulation unit value at end of period	$3.07	$2.28	$1.75	$1.79	$1.39	$1.45	$1.39	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	4
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.14	$1.68	$1.90	$1.64	$1.46	$1.50	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$2.19	$2.14	$1.68	$1.90	$1.64	$1.46	$1.50	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.28	$1.82	$1.80	$1.38	$1.36	$1.30	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$3.95	$2.28	$1.82	$1.80	$1.38	$1.36	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.84	$1.48	$1.66	$1.45	$1.29	$1.43	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.86	$1.84	$1.48	$1.66	$1.45	$1.29	$1.43	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.01	$0.99	$0.98	$1.00	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.06	$0.99	$1.01	$0.99	$0.98	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.29	$1.82	$2.05	$1.80	$1.51	$1.54	$1.39	$1.04	$1.00
Accumulation unit value at end of period	$2.43	$2.29	$1.82	$2.05	$1.80	$1.51	$1.54	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	4
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.94	$0.95	$0.96	$0.96	$0.98	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.96	$0.94	$0.95	$0.96	$0.96	$0.98	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.14	$1.53	$1.61	$1.33	$1.31	$1.37	$1.27	$1.01	$1.00
Accumulation unit value at end of period	$2.69	$2.14	$1.53	$1.61	$1.33	$1.31	$1.37	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	4
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.91	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.02	$0.91	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.17	$1.68	$1.82	$1.52	$1.43	$1.44	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$2.79	$2.17	$1.68	$1.82	$1.52	$1.43	$1.44	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	4
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.83	$1.51	$1.80	$1.51	$1.37	$1.41	$1.35	$1.01	$1.00
Accumulation unit value at end of period	$2.13	$1.83	$1.51	$1.80	$1.51	$1.37	$1.41	$1.35	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

104	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.05	$1.09	$1.03	$0.97	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.21	$1.14	$1.05	$1.09	$1.03	$0.97	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.16	$1.23	$1.13	$1.01	$1.10	$1.07	$1.00	—
Accumulation unit value at end of period	$1.32	$1.32	$1.16	$1.23	$1.13	$1.01	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.74	$1.44	$1.61	$1.50	$1.31	$1.40	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.63	$1.74	$1.44	$1.61	$1.50	$1.31	$1.40	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	4
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.95	$1.57	$1.82	$1.67	$1.30	$1.42	$1.44	$1.07	$1.00
Accumulation unit value at end of period	$2.02	$1.95	$1.57	$1.82	$1.67	$1.30	$1.42	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	4
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.85	$0.93	$0.89	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.91	$0.85	$0.93	$0.89	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.04	$1.57	$1.84	$1.37	$1.39	$1.36	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$2.56	$2.04	$1.57	$1.84	$1.37	$1.39	$1.36	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	4
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.97	$1.03	$0.98	$0.94	$0.98	$0.97	$1.00	—
Accumulation unit value at end of period	$1.07	$1.06	$0.97	$1.03	$0.98	$0.94	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.08	$1.67	$1.90	$1.69	$1.46	$1.57	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$2.45	$2.08	$1.67	$1.90	$1.69	$1.46	$1.57	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	4
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.15	$1.06	$0.96	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$1.30	$1.19	$1.05	$1.15	$1.06	$0.96	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00	—
Accumulation unit value at end of period	$1.43	$1.27	$1.06	$1.13	$0.97	$1.01	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.02	$1.01	$1.00	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.17	$1.07	$1.00	$1.02	$1.01	$1.00	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.36	$1.77	$1.85	$1.47	$1.49	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$3.09	$2.36	$1.77	$1.85	$1.47	$1.49	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.44	$1.24	$1.35	$1.13	$1.11	$1.13	$1.12	$1.00	—
Accumulation unit value at end of period	$1.43	$1.44	$1.24	$1.35	$1.13	$1.11	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.79	$1.46	$1.47	$1.30	$1.18	$1.41	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.87	$1.79	$1.46	$1.47	$1.30	$1.18	$1.41	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	4
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.16	$1.57	$1.44	$1.05	$1.17	$1.26	$1.26	$0.93	$1.00
Accumulation unit value at end of period	$5.37	$2.16	$1.57	$1.44	$1.05	$1.17	$1.26	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	105

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$2.10	$1.69	$1.82	$1.57	$1.45	$1.48	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$2.46	$2.10	$1.69	$1.82	$1.57	$1.45	$1.48	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.06	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.17	$1.05	$0.94	$1.05	$1.06	$1.08	$1.00
Accumulation unit value at end of period	$1.28	$1.20	$1.09	$1.17	$1.05	$0.94	$1.05	$1.06	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$1.35	$1.17	$1.02	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.02	$0.99	$0.97	$0.99	$0.96	$1.00	—
Accumulation unit value at end of period	$1.14	$1.06	$1.00	$1.02	$0.99	$0.97	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.95	$0.94	$0.94	$0.93	$0.98	$0.98	$1.00	—
Accumulation unit value at end of period	$0.89	$0.95	$0.95	$0.94	$0.94	$0.93	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.71	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00	—
Accumulation unit value at end of period	$1.32	$0.97	$0.71	$0.85	$0.77	$0.53	$0.71	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.65	$1.37	$1.52	$1.30	$1.24	$1.27	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.87	$1.65	$1.37	$1.52	$1.30	$1.24	$1.27	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.14	$1.08	$1.06	$1.07	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.19	$1.09	$1.14	$1.08	$1.06	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	205	205
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.97	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.10	$0.97	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.16	$0.99	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.05	$1.09	$1.03	$1.01	$1.04	$1.01	$1.00	—
Accumulation unit value at end of period	$1.23	$1.16	$1.05	$1.09	$1.03	$1.01	$1.04	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.32	$1.23	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	$1.00	—
Accumulation unit value at end of period	$1.51	$1.37	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	29	30	79	85	87	88	90	92	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.22	$1.31	$1.16	$1.14	$1.19	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.52	$1.39	$1.22	$1.31	$1.16	$1.14	$1.19	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	369	646	758	788	913	942	982	1,008	555
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.23	$1.32	$1.19	$1.15	$1.17	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.57	$1.41	$1.23	$1.32	$1.19	$1.15	$1.17	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	146	146	—	—	—

106	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.30	$1.42	$1.24	$1.19	$1.22	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.71	$1.52	$1.30	$1.42	$1.24	$1.19	$1.22	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	5	5	4	2	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.23	$1.13	$1.10	$1.12	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.42	$1.30	$1.16	$1.23	$1.13	$1.10	$1.12	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	198	198	351	622	117
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.02	$1.04	$1.02	$1.01	$1.02	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.09	$1.02	$1.04	$1.02	$1.01	$1.02	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.97	$1.58	$1.75	$1.48	$1.37	$1.38	$1.26	$0.99	$1.00
Accumulation unit value at end of period	$2.27	$1.97	$1.58	$1.75	$1.48	$1.37	$1.38	$1.26	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.11	$1.35	$1.12	$1.18	$1.20	$1.31	$1.10	$1.00
Accumulation unit value at end of period	$1.42	$1.30	$1.11	$1.35	$1.12	$1.18	$1.20	$1.31	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.11	$1.39	$1.12	$1.17	$1.22	$1.24	$1.06	$1.00
Accumulation unit value at end of period	$1.67	$1.38	$1.11	$1.39	$1.12	$1.17	$1.22	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.12	$1.37	$1.11	$1.05	$1.15	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.18	$1.25	$1.12	$1.37	$1.11	$1.05	$1.15	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.68	$1.41	$1.50	$1.29	$1.23	$1.31	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$2.30	$1.68	$1.41	$1.50	$1.29	$1.23	$1.31	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.60	$1.36	$1.60	$1.52	$1.23	$1.37	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.64	$1.60	$1.36	$1.60	$1.52	$1.23	$1.37	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.11	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.21	$1.06	$1.11	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.21	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.35	$1.14	$1.21	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	83	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.16	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.10	$1.16	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.12	$1.63	$1.78	$1.50	$1.36	$1.42	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$2.53	$2.12	$1.63	$1.78	$1.50	$1.36	$1.42	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.08	$1.69	$1.69	$1.36	$1.28	$1.34	$1.38	$0.93	$1.00
Accumulation unit value at end of period	$3.23	$2.08	$1.69	$1.69	$1.36	$1.28	$1.34	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.11	$1.03	$0.91	$0.98	$1.01	$1.00	—
Accumulation unit value at end of period	$1.24	$1.18	$1.05	$1.11	$1.03	$0.91	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	107

Variable account charges of 1.45% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.26	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.11	$1.65	$1.86	$1.39	$1.42	$1.40	$1.36	$1.12	$1.00	$1.33
Accumulation unit value at end of period	$2.90	$2.11	$1.65	$1.86	$1.39	$1.42	$1.40	$1.36	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	4
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.32	$1.91	$2.06	$1.76	$1.61	$1.61	$1.49	$1.12	$0.97	$0.93
Accumulation unit value at end of period	$2.35	$2.32	$1.91	$2.06	$1.76	$1.61	$1.61	$1.49	$1.12	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	15	15	18	18	15	22	24	27	15	19
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.85	$0.74	$0.97	$0.79	$0.80	$0.80	$0.86	$0.71	$0.63	$0.80
Accumulation unit value at end of period	$0.85	$0.85	$0.74	$0.97	$0.79	$0.80	$0.80	$0.86	$0.71	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	4	8	8	9	13	32
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$3.50	$2.64	$2.62	$2.02	$2.00	$1.83	$1.63	$1.21	$1.06	$1.11
Accumulation unit value at end of period	$4.66	$3.50	$2.64	$2.62	$2.02	$2.00	$1.83	$1.63	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	13	13	7	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$0.78	$0.97	$0.99	$0.72	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.68	$0.92	$0.78	$0.97	$0.99	$0.72	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	25	26	14	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.88	$2.27	$2.64	$2.41	$1.99	$2.05	$1.79	$1.40	$1.22	$1.25
Accumulation unit value at end of period	$2.87	$2.88	$2.27	$2.64	$2.41	$1.99	$2.05	$1.79	$1.40	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	10	16	16	16	15	19	19	17	19	22
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$3.38	$2.55	$2.57	$1.98	$1.92	$1.84	$1.70	$1.26	$1.12	$1.13
Accumulation unit value at end of period	$4.98	$3.38	$2.55	$2.57	$1.98	$1.92	$1.84	$1.70	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3	4	7	7	—	—	—	2	2	4
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.24	$1.79	$2.00	$1.87	$1.58	$1.67	$1.50	$1.16	$1.02	$1.03
Accumulation unit value at end of period	$2.22	$2.24	$1.79	$2.00	$1.87	$1.58	$1.67	$1.50	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	61	64	63	63	11	11	43	49	57	19
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.18	$1.30	$1.16	$1.13	$1.16	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.63	$1.37	$1.18	$1.30	$1.16	$1.13	$1.16	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	8	19	20	20	7	7	7	6	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.76	$2.21	$2.17	$1.77	$1.70	$1.80	$1.75	$1.21	$1.03	$1.03
Accumulation unit value at end of period	$3.90	$2.76	$2.21	$2.17	$1.77	$1.70	$1.80	$1.75	$1.21	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	6	7	7	1	1
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.06	$1.71	$1.84	$1.63	$1.55	$1.55	$1.43	$1.19	$1.06	$1.05
Accumulation unit value at end of period	$2.39	$2.06	$1.71	$1.84	$1.63	$1.55	$1.55	$1.43	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	198	346	361	326	232	234	73	69	30	19
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.50	$0.60	$0.59	$0.54	$0.71	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.52	$0.54	$0.50	$0.60	$0.59	$0.54	$0.71	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	4	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.04	$1.56	$1.74	$1.45	$1.36	$1.34	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.45	$2.04	$1.56	$1.74	$1.45	$1.36	$1.34	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	35	30	10	24	19	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.12	$2.55	$2.69	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20
Accumulation unit value at end of period	$3.51	$3.12	$2.55	$2.69	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1	3	3	3	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.48	$2.02	$2.13	$1.74	$1.63	$1.65	$1.45	$1.10	$0.98	$0.95
Accumulation unit value at end of period	$2.79	$2.48	$2.02	$2.13	$1.74	$1.63	$1.65	$1.45	$1.10	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

108	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.32	$1.90	$2.05	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21
Accumulation unit value at end of period	$2.31	$2.32	$1.90	$2.05	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2	4	4	2	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.00	$1.64	$1.76	$1.57	$1.40	$1.46	$1.35	$1.08	$0.96	$1.03
Accumulation unit value at end of period	$1.99	$2.00	$1.64	$1.76	$1.57	$1.40	$1.46	$1.35	$1.08	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	20	20	20	21	24	25	26	15	18	33
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.06	$0.96	$1.06	$0.96	$0.88	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.08	$1.40	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22
Accumulation unit value at end of period	$1.83	$1.40	$1.08	$1.40	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	33	33	37	37	25	25	25	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.89	$1.46	$1.88	$1.30	$1.26	$1.40	$1.45	$1.50	$1.26	$1.62
Accumulation unit value at end of period	$2.48	$1.89	$1.46	$1.88	$1.30	$1.26	$1.40	$1.45	$1.50	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	7	8	8	26	28	27	44
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.88	$0.94	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$0.99	$0.96	$0.88	$0.94	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	19	21	3	3	—	—	—	—	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.14	$1.09	$1.12	$1.21	$1.22	$1.34	$1.28	$1.24
Accumulation unit value at end of period	$1.20	$1.16	$1.06	$1.14	$1.09	$1.12	$1.21	$1.22	$1.34	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	14	21	71	81	89	115
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.90	$0.90	$0.91	$0.92	$0.94	$0.95	$0.96	$0.98	$0.99
Accumulation unit value at end of period	$0.89	$0.90	$0.90	$0.90	$0.91	$0.92	$0.94	$0.95	$0.96	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	192	6	9	—	—	—	—	—	41	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.93	$0.94	$0.96	$0.97	$0.98	$1.00	$1.01	$1.03
Accumulation unit value at end of period	$0.92	$0.93	$0.93	$0.93	$0.94	$0.96	$0.97	$0.98	$1.00	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	4	19	25	56	151	238
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.52	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08
Accumulation unit value at end of period	$1.73	$1.65	$1.44	$1.52	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	67	60	38	33	12	8	8	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.08	$1.81	$1.91	$1.83	$1.66	$1.70	$1.67	$1.59	$1.40	$1.34
Accumulation unit value at end of period	$2.19	$2.08	$1.81	$1.91	$1.83	$1.66	$1.70	$1.67	$1.59	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	8	8	9	8	8	9	11
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.49	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07
Accumulation unit value at end of period	$1.68	$1.61	$1.41	$1.49	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	54	42	22	18	4	26	27	37	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.03	$1.77	$1.87	$1.79	$1.63	$1.67	$1.64	$1.58	$1.40	$1.34
Accumulation unit value at end of period	$2.12	$2.03	$1.77	$1.87	$1.79	$1.63	$1.67	$1.64	$1.58	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	14	18	16	17	29	21	24	24	25	34
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.15	$1.16	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01
Accumulation unit value at end of period	$1.37	$1.23	$1.15	$1.16	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	43	63	9	9	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.36	$1.38	$1.35	$1.31	$1.33	$1.28	$1.33	$1.25	$1.19
Accumulation unit value at end of period	$1.63	$1.47	$1.36	$1.38	$1.35	$1.31	$1.33	$1.28	$1.33	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	46	49	64	66	92	108	189	243	301	256
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.32	$2.48	$2.63	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21
Accumulation unit value at end of period	$4.40	$3.32	$2.48	$2.63	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	5	9	9	7	1	1	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	109

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.79	$2.09	$2.21	$1.75	$1.76	$1.63	$1.45	$1.13	$0.96	$1.00
Accumulation unit value at end of period	$3.70	$2.79	$2.09	$2.21	$1.75	$1.76	$1.63	$1.45	$1.13	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	1
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.69	$2.09	$2.22	$1.86	$1.69	$1.70	$1.53	$1.18	$1.03	$1.03
Accumulation unit value at end of period	$3.13	$2.69	$2.09	$2.22	$1.86	$1.69	$1.70	$1.53	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	154	113	58	47	40	47	19	11	2	1
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.03	$1.05	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Accumulation unit value at end of period	$1.14	$1.09	$1.03	$1.05	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2	7	7	7	4	4	4	4	1	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.18	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	4	5	5	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.48	$1.87	$2.00	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27
Accumulation unit value at end of period	$3.31	$2.48	$1.87	$2.00	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.72	$2.05	$2.18	$1.80	$1.79	$1.72	$1.63	$1.26	$1.15	$1.37
Accumulation unit value at end of period	$3.63	$2.72	$2.05	$2.18	$1.80	$1.79	$1.72	$1.63	$1.26	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	—	—	—	—	3
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.26	$1.54	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19
Accumulation unit value at end of period	$1.67	$1.56	$1.26	$1.54	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.15	$1.40	$1.11	$1.20	$1.16	$1.29	$1.07	$0.92	$1.07
Accumulation unit value at end of period	$1.52	$1.42	$1.15	$1.40	$1.11	$1.20	$1.16	$1.29	$1.07	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	1	1	1
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.84	$2.28	$2.64	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20
Accumulation unit value at end of period	$2.99	$2.84	$2.28	$2.64	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	6	—	—	16	16	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.39	$1.91	$2.22	$1.86	$1.58	$1.68	$1.53	$1.13	$0.97	$1.00
Accumulation unit value at end of period	$2.52	$2.39	$1.91	$2.22	$1.86	$1.58	$1.68	$1.53	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	10	11	11	11	11	10	11
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.56	$1.98	$2.32	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26
Accumulation unit value at end of period	$2.71	$2.56	$1.98	$2.32	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9	7	7	7	1	1	1	1	1	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.27	$1.75	$2.05	$1.84	$1.64	$1.75	$1.58	$1.16	$1.00	$1.11
Accumulation unit value at end of period	$2.40	$2.27	$1.75	$2.05	$1.84	$1.64	$1.75	$1.58	$1.16	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	5	5	6	13
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.37	$2.05	$2.38	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27
Accumulation unit value at end of period	$2.54	$2.37	$2.05	$2.38	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	8	8	1	1	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.11	$1.82	$2.12	$1.92	$1.71	$1.79	$1.72	$1.17	$1.01	$1.12
Accumulation unit value at end of period	$2.27	$2.11	$1.82	$2.12	$1.92	$1.71	$1.79	$1.72	$1.17	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	2
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.14	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.27	$1.21	$1.11	$1.14	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	109	120	84	84	9	—	—	—	1	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.03	$1.02	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.08	$1.03	$1.02	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	32	5	5	—	—	—	—	—	—

110	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.11	$1.11	$1.09	$1.08	$1.08	$1.03	$1.07	$1.07	$1.07
Accumulation unit value at end of period	$1.21	$1.17	$1.11	$1.11	$1.09	$1.08	$1.08	$1.03	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	6	30	39	46	65	89	91
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.45	$0.43	$0.50	$0.50	$0.45	$0.61	$0.74	$0.84	$0.87	$1.01
Accumulation unit value at end of period	$0.44	$0.45	$0.43	$0.50	$0.50	$0.45	$0.61	$0.74	$0.84	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	3	17	16	16	15	16	18	17	17	18
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.13	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.26	$1.18	$1.10	$1.13	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.19	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01
Accumulation unit value at end of period	$1.33	$1.23	$1.16	$1.19	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	18	18	4	4	—	—	—	—	1	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.33	$1.36	$1.34	$1.25	$1.29	$1.21	$1.30	$1.24	$1.15
Accumulation unit value at end of period	$1.52	$1.41	$1.33	$1.36	$1.34	$1.25	$1.29	$1.21	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1	3	3	3	3	9	13	14	19	19
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.51	$1.63	$1.56	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19
Accumulation unit value at end of period	$1.75	$1.88	$1.51	$1.63	$1.56	$1.51	$1.55	$1.38	$1.36	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3	13	3	3	4	3	10	10	1	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.16	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.73	$1.33	$1.38	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.24	$1.73	$1.33	$1.38	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	17	18	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.43	$2.65	$2.76	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21
Accumulation unit value at end of period	$4.45	$3.43	$2.65	$2.76	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	16	16	8	8	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.22	$2.47	$2.54	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23
Accumulation unit value at end of period	$4.34	$3.22	$2.47	$2.54	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.68	$2.10	$2.37	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15
Accumulation unit value at end of period	$2.73	$2.68	$2.10	$2.37	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	—	—	—	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.13	$2.50	$2.47	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24
Accumulation unit value at end of period	$5.41	$3.13	$2.50	$2.47	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.34	$1.88	$2.11	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17
Accumulation unit value at end of period	$2.36	$2.34	$1.88	$2.11	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	27	27	14	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.03	$1.04	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.18	$1.10	$1.03	$1.04	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.86	$2.27	$2.56	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23
Accumulation unit value at end of period	$3.03	$2.86	$2.27	$2.56	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	8	8	7	5	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.78	$2.20	$2.49	$2.18	$1.83	$1.86	$1.68	$1.26	$1.09	$1.18
Accumulation unit value at end of period	$2.96	$2.78	$2.20	$2.49	$2.18	$1.83	$1.86	$1.68	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	—	—	—	—	2	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	111

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.95	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$0.98	$0.97	$0.95	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	259	—	—	—	22	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.89	$2.06	$2.17	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19
Accumulation unit value at end of period	$3.62	$2.89	$2.06	$2.17	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	7	7	5	5	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.90	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00	—
Accumulation unit value at end of period	$1.06	$1.02	$0.90	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	3	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.28	$1.30	$1.28	$1.19	$1.22	$1.23	$1.20	$1.14	$1.12
Accumulation unit value at end of period	$1.36	$1.35	$1.28	$1.30	$1.28	$1.19	$1.22	$1.23	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	61	64	66	72	62	75	89	182	162	186
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.62	$2.02	$2.20	$1.83	$1.73	$1.74	$1.59	$1.23	$1.07	$1.12
Accumulation unit value at end of period	$3.36	$2.62	$2.02	$2.20	$1.83	$1.73	$1.74	$1.59	$1.23	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	77	46	60	61	47	67	69	60	43	59
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.37	$1.95	$2.33	$1.96	$1.78	$1.83	$1.75	$1.31	$1.16	$1.32
Accumulation unit value at end of period	$2.76	$2.37	$1.95	$2.33	$1.96	$1.78	$1.83	$1.75	$1.31	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	39	40	42	41	30	31	46	34	38	73
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.17	$1.40	$1.09	$1.17	$1.15	$1.27	$0.99	$0.84	$1.03
Accumulation unit value at end of period	$1.67	$1.47	$1.17	$1.40	$1.09	$1.17	$1.15	$1.27	$0.99	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	2	2	7	8	4	9	11	13	15	18
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	165	147	94	70	50	37	13	3	—	—
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.08	$0.99	$1.00	$1.01	$0.89	$0.88	$0.70	$0.76
Accumulation unit value at end of period	$1.12	$1.20	$0.99	$1.08	$0.99	$1.00	$1.01	$0.89	$0.88	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	10	7	7	7	4	4	14
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.32	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	85	69	74	56	61	65	30	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.47	$1.64	$1.53	$1.34	$1.43	$1.36	$1.07	$0.95	$0.98
Accumulation unit value at end of period	$1.66	$1.77	$1.47	$1.64	$1.53	$1.34	$1.43	$1.36	$1.07	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	15	15	17	18	19	36	38	26	20	38
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.34	$1.88	$2.19	$2.01	$1.57	$1.71	$1.73	$1.29	$1.10	$1.16
Accumulation unit value at end of period	$2.43	$2.34	$1.88	$2.19	$2.01	$1.57	$1.71	$1.73	$1.29	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	44	35	34	31	18	22	56	44	57	17
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.85	$0.93	$0.89	$0.90	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.91	$0.85	$0.93	$0.89	$0.90	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.43	$1.97	$2.13	$1.74	$1.60	$1.62	$1.41	$1.04	$0.92	$0.90
Accumulation unit value at end of period	$2.81	$2.43	$1.97	$2.13	$1.74	$1.60	$1.62	$1.41	$1.04	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	—	1	34
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.29	$1.77	$2.07	$1.54	$1.57	$1.54	$1.53	$1.22	$1.02	$1.13
Accumulation unit value at end of period	$2.88	$2.29	$1.77	$2.07	$1.54	$1.57	$1.54	$1.53	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	19	17	20	21	19	24	19	1	4	30

112	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.47	$1.41	$1.34	$1.40	$1.38	$1.41	$1.26	$1.27
Accumulation unit value at end of period	$1.53	$1.51	$1.38	$1.47	$1.41	$1.34	$1.40	$1.38	$1.41	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	23	24	22	36	63	90	143	172	203	311
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$1.27	$0.98	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.27	$0.98	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	4	5	5	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.51	$2.02	$2.29	$2.04	$1.76	$1.90	$1.73	$1.25	$1.07	$1.12
Accumulation unit value at end of period	$2.96	$2.51	$2.02	$2.29	$2.04	$1.76	$1.90	$1.73	$1.25	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	23	16	13	10	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.34	$1.74	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	$1.00	—
Accumulation unit value at end of period	$3.28	$2.34	$1.74	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.14	$1.06	$0.96	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.19	$1.05	$1.14	$1.06	$0.96	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.12	$1.72	$1.99	$1.72	$1.49	$1.61	$1.50	$1.12	$0.96	$0.99
Accumulation unit value at end of period	$2.06	$2.12	$1.72	$1.99	$1.72	$1.49	$1.61	$1.50	$1.12	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	6	2	2	10
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.06	$1.67	$1.84	$1.72	$1.53	$1.52	$1.37	$1.06	$0.91	$1.00
Accumulation unit value at end of period	$2.03	$2.06	$1.67	$1.84	$1.72	$1.53	$1.52	$1.37	$1.06	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	—	1	1	2	5
Invesco V.I. Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.77	$2.13	$2.15	$1.88	$2.17	$2.14	$1.81	$1.31	$1.11	$1.08
Accumulation unit value at end of period	$3.12	$2.77	$2.13	$2.15	$1.88	$2.17	$2.14	$1.81	$1.31	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	4	4	4	4	4	4	5
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.35	$1.62	$1.34	$1.37	$1.43	$1.44	$1.23	$1.09	$1.19
Accumulation unit value at end of period	$1.92	$1.71	$1.35	$1.62	$1.34	$1.37	$1.43	$1.44	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	8	8	7	7	6	9	72
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.27	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	24	24	25	25	25	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	193	97	36	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.99	$1.02	$1.00	$1.00	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.07	$0.99	$1.02	$1.00	$1.00	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.40	$1.80	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94
Accumulation unit value at end of period	$3.13	$2.40	$1.80	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	7	7	10	6	1	1	—	—	2	74
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.44	$1.24	$1.34	$1.13	$1.11	$1.13	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.44	$1.24	$1.34	$1.13	$1.11	$1.13	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.75	$1.27	$1.28	$1.01	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.10	$1.75	$1.27	$1.28	$1.01	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	12	12	13	14	14	—	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$2.66	$2.16	$2.17	$1.93	$1.76	$2.09	$1.89	$1.59	$1.43	$1.36
Accumulation unit value at end of period	$2.77	$2.66	$2.16	$2.17	$1.93	$1.76	$2.09	$1.89	$1.59	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	17	22	22	22	30	49	46	42	15	37

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	113

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$3.33	$2.41	$2.22	$1.62	$1.81	$1.95	$1.94	$1.43	$1.34	$1.46
Accumulation unit value at end of period	$8.28	$3.33	$2.41	$2.22	$1.62	$1.81	$1.95	$1.94	$1.43	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	8	8	—	1
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.50	$1.29	$1.42	$1.32	$1.30	$1.33	$1.19	$1.17	$0.92	$1.04
Accumulation unit value at end of period	$1.26	$1.50	$1.29	$1.42	$1.32	$1.30	$1.33	$1.19	$1.17	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	3	5	5	5	5	6	6	6	4	6
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.12	$1.37	$1.10	$1.13	$1.13	$1.19	$1.02	$0.88	$1.01
Accumulation unit value at end of period	$1.57	$1.41	$1.12	$1.37	$1.10	$1.13	$1.13	$1.19	$1.02	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	9	10	11	11	12	2	4
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$2.50	$2.02	$2.18	$1.87	$1.73	$1.77	$1.63	$1.20	$1.10	$1.16
Accumulation unit value at end of period	$2.94	$2.50	$2.02	$2.18	$1.87	$1.73	$1.77	$1.63	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	3	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.56	$1.42	$1.52	$1.36	$1.22	$1.37	$1.38	$1.40	$1.24	$1.23
Accumulation unit value at end of period	$1.66	$1.56	$1.42	$1.52	$1.36	$1.22	$1.37	$1.38	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	23	28	39	40	34	38	133	161	205	133
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00	—
Accumulation unit value at end of period	$1.34	$1.17	$1.01	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	7	7	7	7	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.02	$0.98	$0.97	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.06	$0.99	$1.02	$0.98	$0.97	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	109	67	72	41	24	8	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.95	$0.94	$0.94	$0.92	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.89	$0.95	$0.95	$0.94	$0.94	$0.92	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	27	30	30	29	22	5	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.32	$0.96	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	14	7	8	8	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.91	$1.60	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12
Accumulation unit value at end of period	$2.17	$1.91	$1.60	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	982	1,041	902	694	1,011	1,680	1,631	2,086	2,258	2,243
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.92	$1.60	$1.77	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12
Accumulation unit value at end of period	$2.17	$1.92	$1.60	$1.77	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	12	52	52	52	52	64	64
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04
Accumulation unit value at end of period	$1.40	$1.30	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,721	1,595	2,734	3,793	4,065	4,123	4,009	4,508	6,544	5,782
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04
Accumulation unit value at end of period	$1.40	$1.30	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,111	1,137	1,215	1,579	1,852	2,119	2,191	2,213	2,592	2,613
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.10	$0.96	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.15	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

114	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.09	$1.02	$1.01	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.15	$1.05	$1.09	$1.02	$1.01	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	874	920	918	916	562	507	320	225	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.23	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,289	1,523	1,505	712	471	348	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.29	$1.12	$1.10	$1.15	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.37	$1.17	$1.29	$1.12	$1.10	$1.15	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	372	553	857	1,163	893	909	873	398	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.31	$1.16	$1.14	$1.18	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.51	$1.39	$1.21	$1.31	$1.16	$1.14	$1.18	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,182	1,009	1,274	1,100	1,309	1,461	1,264	832	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.61	$1.40	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09
Accumulation unit value at end of period	$1.79	$1.61	$1.40	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	8,447	10,164	10,706	11,316	12,575	12,928	12,404	12,890	10,380	9,526
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09
Accumulation unit value at end of period	$1.79	$1.61	$1.41	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	396	402	425	416	422	615	874	1,531	1,677	2,110
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.76	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11
Accumulation unit value at end of period	$1.98	$1.76	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,350	1,335	1,617	1,782	1,979	2,112	2,714	2,264	2,826	3,020
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.76	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11
Accumulation unit value at end of period	$1.98	$1.76	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	193	193	308	371	1,013	1,109	1,112	1,029	815	1,028
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07
Accumulation unit value at end of period	$1.58	$1.44	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,149	1,724	2,009	2,107	2,541	2,724	2,936	3,209	3,443	2,731
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07
Accumulation unit value at end of period	$1.58	$1.45	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	917	920	1,027	1,062	1,088	1,098	1,414	1,491	1,737	1,622
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.10	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.08	$1.10	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.38	$1.91	$2.11	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16
Accumulation unit value at end of period	$2.73	$2.38	$1.91	$2.11	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.03	$1.63	$1.80	$1.52	$1.41	$1.42	$1.29	$1.02	$0.93	$0.98
Accumulation unit value at end of period	$2.34	$2.03	$1.63	$1.80	$1.52	$1.41	$1.42	$1.29	$1.02	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	2	2	2	5	11
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.47	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17
Accumulation unit value at end of period	$1.54	$1.40	$1.20	$1.47	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	2	—	—	—	—
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.26	$1.58	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16
Accumulation unit value at end of period	$1.90	$1.57	$1.26	$1.58	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	12	13	13	13	4	3	—	—	—	—
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.12	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18
Accumulation unit value at end of period	$1.18	$1.25	$1.12	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	58	41	32	26	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	115

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.38	$2.00	$2.13	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29
Accumulation unit value at end of period	$3.25	$2.38	$2.00	$2.13	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.70	$2.00	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23
Accumulation unit value at end of period	$2.05	$2.00	$1.70	$2.00	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.99	$1.69	$1.98	$1.88	$1.52	$1.70	$1.69	$1.27	$1.14	$1.21
Accumulation unit value at end of period	$2.04	$1.99	$1.69	$1.98	$1.88	$1.52	$1.70	$1.69	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	1	6
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.11	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.20	$1.06	$1.11	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	566	575	445	49	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.35	$1.14	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	47	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.10	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	88	351	631	405	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$2.05	$1.60	$1.98	$1.51	$1.55	$1.57	$1.67	$1.38	$1.16	$1.37
Accumulation unit value at end of period	$2.31	$2.05	$1.60	$1.98	$1.51	$1.55	$1.57	$1.67	$1.38	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	15	17	18	17	17	17	16	17	8	65
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$2.93	$2.27	$2.33	$1.98	$1.77	$1.80	$1.75	$1.32	$1.12	$1.18
Accumulation unit value at end of period	$3.58	$2.93	$2.27	$2.33	$1.98	$1.77	$1.80	$1.75	$1.32	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2	6	6	10	10	14	60	67	78	19
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.31	$1.07	$1.05	$1.04	$1.12	$0.95	$0.85	$0.99
Accumulation unit value at end of period	$1.25	$1.21	$1.07	$1.31	$1.07	$1.05	$1.04	$1.12	$0.95	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	5	8	9	9	12	13
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.81	$2.17	$2.37	$2.00	$1.81	$1.89	$1.74	$1.35	$1.18	$1.27
Accumulation unit value at end of period	$3.35	$2.81	$2.17	$2.37	$2.00	$1.81	$1.89	$1.74	$1.35	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	3	10	12	17	23
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$3.28	$2.67	$2.67	$2.15	$2.03	$2.12	$2.19	$1.48	$1.39	$1.48
Accumulation unit value at end of period	$5.10	$3.28	$2.67	$2.67	$2.15	$2.03	$2.12	$2.19	$1.48	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	21	21	17	17	17	17	17	6	7	11
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	3	—	—	—	—
Variable account charges of 1.50% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.30	$1.26	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$2.63	$1.99	$1.97	$1.52	$1.51	$1.38	$1.23	$1.00
Accumulation unit value at end of period	$3.50	$2.63	$1.99	$1.97	$1.52	$1.51	$1.38	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	1	1	3	1
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$0.77	$0.97	$0.99	$0.72	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$0.68	$0.92	$0.77	$0.97	$0.99	$0.72	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	3	1	2	2	1

116	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
American Century VP Value, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.71	$1.37	$1.53	$1.43	$1.21	$1.28	$1.15	$1.00
Accumulation unit value at end of period	$1.70	$1.71	$1.37	$1.53	$1.43	$1.21	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	15	17	17	24	30	20	32	14
BlackRock Global Allocation V.I. Fund (Class III) (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.09	$1.20	$1.07	$1.05	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.51	$1.27	$1.09	$1.20	$1.07	$1.05	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	11	10	9	10	9	11	4	1
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.60	$1.32	$1.43	$1.26	$1.21	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.85	$1.60	$1.32	$1.43	$1.26	$1.21	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	21	22	21	22	25	20	15	14
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.50	$0.59	$0.59	$0.54	$0.71	$0.92	$1.00
Accumulation unit value at end of period	$0.52	$0.53	$0.50	$0.59	$0.59	$0.54	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.03	$1.55	$1.74	$1.45	$1.36	$1.34	$1.21	$1.00
Accumulation unit value at end of period	$2.44	$2.03	$1.55	$1.74	$1.45	$1.36	$1.34	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	2	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.02	$1.65	$1.74	$1.42	$1.34	$1.35	$1.19	$1.00
Accumulation unit value at end of period	$2.27	$2.02	$1.65	$1.74	$1.42	$1.34	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.63	$1.34	$1.44	$1.28	$1.15	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.62	$1.63	$1.34	$1.44	$1.28	$1.15	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.05	$0.96	$0.87	$0.90	$0.90	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$0.96	$1.05	$0.96	$0.87	$0.90	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$0.96	$1.25	$0.86	$0.83	$0.93	$0.97	$1.00
Accumulation unit value at end of period	$1.63	$1.24	$0.96	$1.25	$0.86	$0.83	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	2	2	1	7	3
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.79	$0.85	$0.82	$0.84	$0.91	$0.92	$1.00
Accumulation unit value at end of period	$0.89	$0.87	$0.79	$0.85	$0.82	$0.84	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.93	$0.95	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$0.93	$0.93	$0.93	$0.95	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	93	466	163	108	94	24	9	236
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.09	$1.15	$1.10	$1.00	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.31	$1.25	$1.09	$1.15	$1.10	$1.00	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	23	24	24	24	9	8	9	9
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.01	$0.97	$0.89	$0.91	$0.89	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$0.96	$1.01	$0.97	$0.89	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	1	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.01	$1.03	$1.01	$0.98	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.20	$1.09	$1.01	$1.03	$1.01	$0.98	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	16	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.24	$1.68	$1.78	$1.41	$1.42	$1.32	$1.18	$1.00
Accumulation unit value at end of period	$2.96	$2.24	$1.68	$1.78	$1.41	$1.42	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	—	1	1
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$2.05	$1.59	$1.69	$1.42	$1.29	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$2.38	$2.05	$1.59	$1.69	$1.42	$1.29	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	53	47	40	34	38	31	12	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	117

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.97	$0.98	$0.98	$0.94	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$1.06	$1.02	$0.97	$0.98	$0.98	$0.94	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	7	8	20	61	15	75	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$1.35	$1.17	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.96	$1.48	$1.58	$1.31	$1.30	$1.25	$1.19	$1.00
Accumulation unit value at end of period	$2.61	$1.96	$1.48	$1.58	$1.31	$1.30	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	4	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.00	$1.22	$0.97	$1.05	$1.02	$1.13	$1.00
Accumulation unit value at end of period	$1.32	$1.23	$1.00	$1.22	$0.97	$1.05	$1.02	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.85	$1.49	$1.73	$1.45	$1.23	$1.32	$1.20	$1.00
Accumulation unit value at end of period	$1.95	$1.85	$1.49	$1.73	$1.45	$1.23	$1.32	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	1	1	2	1
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.72	$1.33	$1.56	$1.40	$1.25	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.82	$1.72	$1.33	$1.56	$1.40	$1.25	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	3	1	1	3	1
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.58	$1.36	$1.59	$1.44	$1.29	$1.35	$1.29	$1.00
Accumulation unit value at end of period	$1.69	$1.58	$1.36	$1.59	$1.44	$1.29	$1.35	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	1
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.05	$1.07	$1.03	$0.96	$0.99	$0.97	$1.00
Accumulation unit value at end of period	$1.20	$1.14	$1.05	$1.07	$1.03	$0.96	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	1
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.03	$1.03	$1.01	$1.01	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.12	$1.08	$1.03	$1.03	$1.01	$1.01	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.00	$1.03	$1.00	$0.98	$1.00	$0.96	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.00	$1.03	$1.00	$0.98	$1.00	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	20	20	20	20	20	20	5	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.99	$1.02	$1.01	$0.94	$0.97	$0.91	$1.00
Accumulation unit value at end of period	$1.13	$1.05	$0.99	$1.02	$1.01	$0.94	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.00	$1.08	$1.04	$1.01	$1.03	$0.92	$1.00
Accumulation unit value at end of period	$1.16	$1.25	$1.00	$1.08	$1.04	$1.01	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	7	11	4	5	1
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.15	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00
Accumulation unit value at end of period	$1.18	$1.15	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.38	$1.84	$1.92	$1.47	$1.41	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$3.08	$2.38	$1.84	$1.92	$1.47	$1.41	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	—	1	1
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.16	$1.66	$1.71	$1.33	$1.38	$1.32	$1.22	$1.00
Accumulation unit value at end of period	$2.92	$2.16	$1.66	$1.71	$1.33	$1.38	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	12	12	10	8	—	—	1	—
CTIVP® – MFS® Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.82	$1.42	$1.61	$1.39	$1.24	$1.28	$1.18	$1.00
Accumulation unit value at end of period	$1.85	$1.82	$1.42	$1.61	$1.39	$1.24	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	10	10	9	10	8	7	7	7

118	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.17	$1.74	$1.72	$1.32	$1.30	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$3.76	$2.17	$1.74	$1.72	$1.32	$1.30	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.59	$1.27	$1.43	$1.25	$1.11	$1.24	$1.14	$1.00
Accumulation unit value at end of period	$1.60	$1.59	$1.27	$1.43	$1.25	$1.11	$1.24	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	18	19	17	12	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.00	$0.99	$0.98	$1.00	$0.97	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$0.99	$1.00	$0.99	$0.98	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.94	$1.54	$1.74	$1.53	$1.29	$1.31	$1.19	$1.00
Accumulation unit value at end of period	$2.06	$1.94	$1.54	$1.74	$1.53	$1.29	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	1	1	1	2	1
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.94	$0.95	$0.96	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.96	$0.94	$0.95	$0.96	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.95	$1.40	$1.47	$1.22	$1.19	$1.25	$1.16	$1.00
Accumulation unit value at end of period	$2.44	$1.95	$1.40	$1.47	$1.22	$1.19	$1.25	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	9	6	5	1
DWS Alternative Asset Allocation VIP, Class B (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.87	$0.98	$0.93	$0.89	$0.97	$0.96	$1.00
Accumulation unit value at end of period	$1.02	$0.98	$0.87	$0.98	$0.93	$0.89	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	7	6	6	5	5	4	5	4
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.94	$1.50	$1.63	$1.36	$1.28	$1.30	$1.18	$1.00
Accumulation unit value at end of period	$2.49	$1.94	$1.50	$1.63	$1.36	$1.28	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	38	45	40	44	67	42	45	16
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.65	$1.36	$1.62	$1.36	$1.24	$1.28	$1.22	$1.00
Accumulation unit value at end of period	$1.91	$1.65	$1.36	$1.62	$1.36	$1.24	$1.28	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	17	17	16	19	21	13	9	1
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	$1.00
Accumulation unit value at end of period	$1.20	$1.13	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	8	10	8	8	8
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.31	$1.32	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	56	—
Franklin Mutual Shares VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.49	$1.24	$1.38	$1.29	$1.13	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.40	$1.49	$1.24	$1.38	$1.29	$1.13	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	11	11	3	—
Franklin Small Cap Value VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.68	$1.35	$1.57	$1.44	$1.13	$1.23	$1.25	$1.00
Accumulation unit value at end of period	$1.74	$1.68	$1.35	$1.57	$1.44	$1.13	$1.23	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	12	11	11	7	1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.85	$0.92	$0.89	$0.90	$0.96	$1.00	—
Accumulation unit value at end of period	$0.95	$0.90	$0.85	$0.92	$0.89	$0.90	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.73	$1.34	$1.57	$1.17	$1.19	$1.16	$1.16	$1.00
Accumulation unit value at end of period	$2.18	$1.73	$1.34	$1.57	$1.17	$1.19	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	3	2
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.96	$1.02	$0.98	$0.94	$0.97	$0.97	$1.00
Accumulation unit value at end of period	$1.06	$1.05	$0.96	$1.02	$0.98	$0.94	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	—	—	1	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	119

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.76	$1.42	$1.61	$1.43	$1.23	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$2.07	$1.76	$1.42	$1.61	$1.43	$1.23	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	13	13	12	9	—	1	1	1
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.14	$1.05	$0.96	$1.02	$0.98	$1.00
Accumulation unit value at end of period	$1.29	$1.19	$1.05	$1.14	$1.05	$0.96	$1.02	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	7	6	5	5	3
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.41	$1.26	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	19	13	12	5
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$0.99	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	13	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.99	$1.02	$1.00	$0.99	$1.01	$0.98	$1.00
Accumulation unit value at end of period	$1.16	$1.07	$0.99	$1.02	$1.00	$0.99	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$2.16	$1.63	$1.70	$1.35	$1.37	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$2.83	$2.16	$1.63	$1.70	$1.35	$1.37	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	10	9	9	8	8	8	7	6
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.43	$1.23	$1.34	$1.13	$1.11	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.42	$1.43	$1.23	$1.34	$1.13	$1.11	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	—
MFS® Utilities Series – Service Class (4/29/2013)
Accumulation unit value at beginning of period	$1.49	$1.21	$1.22	$1.08	$0.98	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$1.55	$1.49	$1.21	$1.22	$1.08	$0.98	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	9	10	6	7	5
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/29/2013)
Accumulation unit value at beginning of period	$2.12	$1.53	$1.41	$1.03	$1.15	$1.24	$1.24	$1.00
Accumulation unit value at end of period	$5.25	$2.12	$1.53	$1.41	$1.03	$1.15	$1.24	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	4	2	—	1	1
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/29/2013)
Accumulation unit value at beginning of period	$1.82	$1.47	$1.59	$1.36	$1.26	$1.29	$1.19	$1.00
Accumulation unit value at end of period	$2.14	$1.82	$1.47	$1.59	$1.36	$1.26	$1.29	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	1
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—
Accumulation unit value at end of period	$1.05	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	2	1	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.07	$0.96	$0.86	$0.96	$0.97	$1.00
Accumulation unit value at end of period	$1.16	$1.10	$1.00	$1.07	$0.96	$0.86	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	1
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$0.98	$1.05	$0.94	$0.92	$0.93	$0.91	$1.00
Accumulation unit value at end of period	$1.30	$1.13	$0.98	$1.05	$0.94	$0.92	$0.93	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.01	$0.98	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$0.99	$1.01	$0.98	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	3	2	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.94	$0.94	$0.92	$0.98	$0.98	$1.00
Accumulation unit value at end of period	$0.88	$0.95	$0.94	$0.94	$0.94	$0.92	$0.98	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	14	14	4	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00
Accumulation unit value at end of period	$1.31	$0.96	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

120	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
Variable Portfolio – Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.49	$1.24	$1.38	$1.18	$1.13	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.69	$1.49	$1.24	$1.38	$1.18	$1.13	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	46	41	48	38	38	20	4	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.04	$1.08	$1.03	$1.01	$1.02	$1.00	$1.00
Accumulation unit value at end of period	$1.22	$1.13	$1.04	$1.08	$1.03	$1.01	$1.02	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	6	6	42	40	38	120	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.10	$0.96	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.15	$0.99	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.04	$1.09	$1.02	$1.01	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.04	$1.09	$1.02	$1.01	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	27	75	79	73	67	61	8	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.15	$1.05	$1.04	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.31	$1.22	$1.09	$1.15	$1.05	$1.04	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	48	48	45	42	38	6	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.29	$1.11	$1.09	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.50	$1.37	$1.17	$1.29	$1.11	$1.09	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	127	126	129	108	45	122	62	6
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.22	$1.08	$1.06	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.41	$1.29	$1.13	$1.22	$1.08	$1.06	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	155	206	193	193	226	488	118	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.22	$1.10	$1.06	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.45	$1.30	$1.14	$1.22	$1.10	$1.06	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	329	320	324	330	274	273	131	60
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.39	$1.19	$1.30	$1.13	$1.09	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.56	$1.39	$1.19	$1.30	$1.13	$1.09	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	73	100	401	411	436	548	45	20
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.15	$1.06	$1.04	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.33	$1.21	$1.09	$1.15	$1.06	$1.04	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	75	54	33	21	25	51	81	24
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.01	$0.99	$0.98	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$0.99	$1.01	$0.99	$0.98	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	20	20	20	20	20	20	5	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.75	$1.41	$1.56	$1.32	$1.22	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$2.01	$1.75	$1.41	$1.56	$1.32	$1.22	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	5	5
Variable Portfolio – Partners International Core Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$0.95	$1.16	$0.96	$1.01	$1.04	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.11	$0.95	$1.16	$0.96	$1.01	$1.04	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.01	$1.26	$1.01	$1.07	$1.11	$1.13	$1.00
Accumulation unit value at end of period	$1.51	$1.25	$1.01	$1.26	$1.01	$1.07	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	6	6	3	3	1
Variable Portfolio – Partners International Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.26	$1.02	$0.96	$1.05	$1.16	$1.00
Accumulation unit value at end of period	$1.08	$1.14	$1.02	$1.26	$1.02	$0.96	$1.05	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	2	1

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	121

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.55	$1.30	$1.39	$1.19	$1.13	$1.22	$1.24	$1.00
Accumulation unit value at end of period	$2.11	$1.55	$1.30	$1.39	$1.19	$1.13	$1.22	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.39	$1.18	$1.39	$1.32	$1.07	$1.20	$1.19	$1.00
Accumulation unit value at end of period	$1.42	$1.39	$1.18	$1.39	$1.32	$1.07	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.11	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.20	$1.06	$1.11	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.35	$1.14	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.16	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.10	$1.16	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.88	$1.45	$1.59	$1.34	$1.21	$1.27	$1.17	$1.00
Accumulation unit value at end of period	$2.25	$1.88	$1.45	$1.59	$1.34	$1.21	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$2.02	$1.64	$1.64	$1.32	$1.25	$1.30	$1.35	$1.00
Accumulation unit value at end of period	$3.13	$2.02	$1.64	$1.64	$1.32	$1.25	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	4	4	6	5
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$1.23	$1.17	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	2	—
Variable account charges of 1.55% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.21	$1.08	$1.06	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.26	$1.11	$1.21	$1.08	$1.06	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.77	$2.85	$2.83	$2.18	$2.17	$1.98	$1.77	$1.31	$1.15	$1.21
Accumulation unit value at end of period	$5.02	$3.77	$2.85	$2.83	$2.18	$2.17	$1.98	$1.77	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.91	$0.77	$0.97	$0.99	$0.71	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.67	$0.91	$0.77	$0.97	$0.99	$0.71	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$2.49	$1.99	$2.23	$2.09	$1.76	$1.87	$1.68	$1.30	$1.15	$1.16
Accumulation unit value at end of period	$2.47	$2.49	$1.99	$2.23	$2.09	$1.76	$1.87	$1.68	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.18	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.62	$1.36	$1.18	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.22	$1.84	$1.98	$1.76	$1.68	$1.68	$1.55	$1.29	$1.15	$1.14
Accumulation unit value at end of period	$2.57	$2.22	$1.84	$1.98	$1.76	$1.68	$1.68	$1.55	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.50	$0.59	$0.59	$0.54	$0.71	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.52	$0.53	$0.50	$0.59	$0.59	$0.54	$0.71	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

122	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.03	$1.55	$1.73	$1.45	$1.36	$1.34	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.43	$2.03	$1.55	$1.73	$1.45	$1.36	$1.34	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.10	$2.53	$2.67	$2.19	$2.06	$2.08	$1.83	$1.39	$1.25	$1.20
Accumulation unit value at end of period	$3.47	$3.10	$2.53	$2.67	$2.19	$2.06	$2.08	$1.83	$1.39	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.30	$1.89	$2.04	$1.82	$1.63	$1.70	$1.57	$1.26	$1.13	$1.20
Accumulation unit value at end of period	$2.29	$2.30	$1.89	$2.04	$1.82	$1.63	$1.70	$1.57	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	5	4	3
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.05	$0.96	$0.87	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.06	$0.96	$1.05	$0.96	$0.87	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.07	$1.39	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.22
Accumulation unit value at end of period	$1.81	$1.38	$1.07	$1.39	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	1	1
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.87	$0.94	$0.90	$0.93	$1.01	$1.01	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$0.98	$0.95	$0.87	$0.94	$0.90	$0.93	$1.01	$1.01	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	3	3
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.89	$0.89	$0.91	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99
Accumulation unit value at end of period	$0.88	$0.89	$0.89	$0.89	$0.91	$0.92	$0.93	$0.95	$0.96	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	4	4	4	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.51	$1.45	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08
Accumulation unit value at end of period	$1.72	$1.64	$1.43	$1.51	$1.45	$1.31	$1.35	$1.33	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.40	$1.48	$1.41	$1.30	$1.33	$1.30	$1.26	$1.12	$1.07
Accumulation unit value at end of period	$1.66	$1.60	$1.40	$1.48	$1.41	$1.30	$1.33	$1.30	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	3	3
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.14	$1.16	$1.13	$1.10	$1.12	$1.08	$1.13	$1.06	$1.01
Accumulation unit value at end of period	$1.35	$1.22	$1.14	$1.16	$1.13	$1.10	$1.12	$1.08	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—	—	—	5	5	5
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.29	$2.47	$2.61	$2.08	$2.09	$1.95	$1.74	$1.36	$1.15	$1.21
Accumulation unit value at end of period	$4.35	$3.29	$2.47	$2.61	$2.08	$2.09	$1.95	$1.74	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$3.04	$2.36	$2.52	$2.11	$1.92	$1.93	$1.73	$1.34	$1.18	$1.17
Accumulation unit value at end of period	$3.53	$3.04	$2.36	$2.52	$2.11	$1.92	$1.93	$1.73	$1.34	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.04	$1.04	$1.00	$1.04	$1.06	$1.06	$1.01	$1.01
Accumulation unit value at end of period	$1.13	$1.08	$1.02	$1.04	$1.04	$1.00	$1.04	$1.06	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	8	7	7
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.17	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.46	$1.85	$1.98	$1.64	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27
Accumulation unit value at end of period	$3.27	$2.46	$1.85	$1.98	$1.64	$1.63	$1.57	$1.49	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.25	$1.53	$1.22	$1.32	$1.28	$1.43	$1.19	$1.03	$1.19
Accumulation unit value at end of period	$1.66	$1.55	$1.25	$1.53	$1.22	$1.32	$1.28	$1.43	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	123

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.81	$2.26	$2.62	$2.21	$1.87	$2.01	$1.83	$1.35	$1.16	$1.20
Accumulation unit value at end of period	$2.96	$2.81	$2.26	$2.62	$2.21	$1.87	$2.01	$1.83	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.54	$1.97	$2.31	$2.07	$1.85	$1.98	$1.79	$1.32	$1.13	$1.26
Accumulation unit value at end of period	$2.68	$2.54	$1.97	$2.31	$2.07	$1.85	$1.98	$1.79	$1.32	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	1	2	2
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.35	$2.03	$2.37	$2.14	$1.92	$2.01	$1.93	$1.32	$1.14	$1.27
Accumulation unit value at end of period	$2.52	$2.35	$2.03	$2.37	$2.14	$1.92	$2.01	$1.93	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.13	$1.08	$1.01	$1.04	$1.03	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.26	$1.20	$1.10	$1.13	$1.08	$1.01	$1.04	$1.03	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	3	3
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.02	$1.00	$0.99	$1.00	$0.96	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.07	$1.02	$1.02	$1.00	$0.99	$1.00	$0.96	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.12	$1.09	$1.07	$1.09	$1.04	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.25	$1.17	$1.09	$1.12	$1.09	$1.07	$1.09	$1.04	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	7	6	6
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.16	$1.18	$1.17	$1.10	$1.13	$1.06	$1.14	$1.10	$1.01
Accumulation unit value at end of period	$1.31	$1.22	$1.16	$1.18	$1.17	$1.10	$1.13	$1.06	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	9	7	8
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.50	$1.62	$1.55	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19
Accumulation unit value at end of period	$1.74	$1.86	$1.50	$1.62	$1.55	$1.51	$1.55	$1.38	$1.36	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	1	1
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.00	$1.22	$1.00	$0.98	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.40	$2.63	$2.74	$2.10	$2.02	$1.86	$1.68	$1.32	$1.18	$1.21
Accumulation unit value at end of period	$4.41	$3.40	$2.63	$2.74	$2.10	$2.02	$1.86	$1.68	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	3	3
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.19	$2.45	$2.52	$1.96	$2.04	$1.96	$1.80	$1.35	$1.21	$1.23
Accumulation unit value at end of period	$4.30	$3.19	$2.45	$2.52	$1.96	$2.04	$1.96	$1.80	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	2	2
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.66	$2.08	$2.36	$2.04	$1.82	$1.87	$1.72	$1.29	$1.13	$1.15
Accumulation unit value at end of period	$2.70	$2.66	$2.08	$2.36	$2.04	$1.82	$1.87	$1.72	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	3	3
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.10	$2.48	$2.46	$1.89	$1.86	$1.77	$1.68	$1.30	$1.19	$1.24
Accumulation unit value at end of period	$5.35	$3.10	$2.48	$2.46	$1.89	$1.86	$1.77	$1.68	$1.30	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	3	3
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.32	$1.86	$2.09	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17
Accumulation unit value at end of period	$2.34	$2.32	$1.86	$2.09	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	3	3
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.02	$1.04	$1.02	$1.02	$1.03	$1.00	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.09	$1.02	$1.04	$1.02	$1.02	$1.03	$1.00	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	3	3
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.83	$2.25	$2.54	$2.23	$1.88	$1.91	$1.74	$1.30	$1.13	$1.23
Accumulation unit value at end of period	$3.00	$2.83	$2.25	$2.54	$2.23	$1.88	$1.91	$1.74	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	2	2

124	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$0.98	$0.96	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.86	$2.05	$2.16	$1.79	$1.76	$1.84	$1.71	$1.36	$1.19	$1.19
Accumulation unit value at end of period	$3.58	$2.86	$2.05	$2.16	$1.79	$1.76	$1.84	$1.71	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	2	2
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.90	$1.01	$0.96	$0.92	$1.00	$0.99	$1.00	$1.00	—
Accumulation unit value at end of period	$1.05	$1.01	$0.90	$1.01	$0.96	$0.92	$1.00	$0.99	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.78	$2.15	$2.34	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20
Accumulation unit value at end of period	$3.56	$2.78	$2.15	$2.34	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	2	2	2	2	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.21	$1.82	$2.17	$1.83	$1.66	$1.71	$1.64	$1.23	$1.09	$1.24
Accumulation unit value at end of period	$2.56	$2.21	$1.82	$2.17	$1.83	$1.66	$1.71	$1.64	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.04	$1.08	$1.02	$0.96	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.04	$1.08	$1.02	$0.96	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.22	$1.13	$1.00	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.31	$1.15	$1.22	$1.13	$1.00	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.67	$1.86	$1.74	$1.53	$1.63	$1.55	$1.22	$1.09	$1.12
Accumulation unit value at end of period	$1.88	$2.01	$1.67	$1.86	$1.74	$1.53	$1.63	$1.55	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	2	1	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.60	$2.09	$2.43	$2.23	$1.74	$1.91	$1.93	$1.44	$1.23	$1.30
Accumulation unit value at end of period	$2.69	$2.60	$2.09	$2.43	$2.23	$1.74	$1.91	$1.93	$1.44	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.37	$1.83	$2.15	$1.60	$1.63	$1.60	$1.59	$1.27	$1.07	$1.18
Accumulation unit value at end of period	$2.98	$2.37	$1.83	$2.15	$1.60	$1.63	$1.60	$1.59	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.96	$1.02	$0.98	$0.94	$0.97	$0.97	$1.00	—	—
Accumulation unit value at end of period	$1.06	$1.05	$0.96	$1.02	$0.98	$0.94	$0.97	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.72	$2.19	$2.49	$2.22	$1.92	$2.07	$1.89	$1.36	$1.18	$1.22
Accumulation unit value at end of period	$3.21	$2.72	$2.19	$2.49	$2.22	$1.92	$2.07	$1.89	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.14	$1.05	$0.96	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.18	$1.05	$1.14	$1.05	$0.96	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.26	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	125

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.02	$1.00	$0.99	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.06	$0.99	$1.02	$1.00	$0.99	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.94	$2.21	$2.31	$1.84	$1.86	$1.80	$1.62	$1.27	$1.09	$1.17
Accumulation unit value at end of period	$3.84	$2.94	$2.21	$2.31	$1.84	$1.86	$1.80	$1.62	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.43	$1.23	$1.34	$1.13	$1.11	$1.13	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.43	$1.23	$1.34	$1.13	$1.11	$1.13	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$2.27	$1.84	$1.86	$1.65	$1.51	$1.79	$1.62	$1.37	$1.23	$1.17
Accumulation unit value at end of period	$2.36	$2.27	$1.84	$1.86	$1.65	$1.51	$1.79	$1.62	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.83	$2.06	$1.89	$1.39	$1.54	$1.67	$1.66	$1.23	$1.15	$1.26
Accumulation unit value at end of period	$7.04	$2.83	$2.06	$1.89	$1.39	$1.54	$1.67	$1.66	$1.23	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.54	$2.06	$2.22	$1.91	$1.77	$1.81	$1.67	$1.23	$1.13	$1.18
Accumulation unit value at end of period	$2.99	$2.54	$2.06	$2.22	$1.91	$1.77	$1.81	$1.67	$1.23	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.98	$0.87	$0.94	$0.90	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.98	$0.87	$0.94	$0.90	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.30	$1.17	$1.05	$1.17	$1.19	$1.20	$1.06	$1.06
Accumulation unit value at end of period	$1.42	$1.33	$1.21	$1.30	$1.17	$1.05	$1.17	$1.19	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	2	2	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.01	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—
Accumulation unit value at end of period	$1.33	$1.16	$1.01	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.99	$1.01	$0.98	$0.97	$0.98	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.05	$0.99	$1.01	$0.98	$0.97	$0.98	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.94	$0.93	$0.92	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.88	$0.95	$0.94	$0.94	$0.93	$0.92	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.70	$0.84	$0.77	$0.53	$0.71	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.31	$0.96	$0.70	$0.84	$0.77	$0.53	$0.71	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.65	$1.83	$1.56	$1.50	$1.53	$1.48	$1.24	$1.11	$1.16
Accumulation unit value at end of period	$2.23	$1.97	$1.65	$1.83	$1.56	$1.50	$1.53	$1.48	$1.24	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Accumulation unit value at end of period	$1.39	$1.29	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	451	561	562	564	565	115
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.10	$0.96	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.15	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

126	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.04	$1.08	$1.02	$1.01	$1.03	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.04	$1.08	$1.02	$1.01	$1.03	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.15	$1.05	$1.04	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.22	$1.08	$1.15	$1.05	$1.04	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.29	$1.11	$1.09	$1.15	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.36	$1.17	$1.29	$1.11	$1.09	$1.15	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.30	$1.15	$1.13	$1.18	$1.14	$1.02	$1.00	—
Accumulation unit value at end of period	$1.50	$1.38	$1.20	$1.30	$1.15	$1.13	$1.18	$1.14	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	666	683	683	691	695	1,110	938	949	383	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.41	$1.52	$1.36	$1.32	$1.35	$1.31	$1.19	$1.09	$1.11
Accumulation unit value at end of period	$1.80	$1.62	$1.41	$1.52	$1.36	$1.32	$1.35	$1.31	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	241	254	419	601	1,006	672	968	991	1,006	801
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.53	$1.67	$1.46	$1.41	$1.44	$1.39	$1.22	$1.10	$1.13
Accumulation unit value at end of period	$2.00	$1.78	$1.53	$1.67	$1.46	$1.41	$1.44	$1.39	$1.22	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	23	32	33	33	33	312	316	317	313	316
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.37	$1.26	$1.23	$1.26	$1.22	$1.15	$1.08	$1.07
Accumulation unit value at end of period	$1.58	$1.44	$1.29	$1.37	$1.26	$1.23	$1.26	$1.22	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	344	361	366	453	983	1,161	1,197	1,248	1,281	776
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.09	$1.07	$1.07	$1.08	$1.04	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.22	$1.14	$1.07	$1.09	$1.07	$1.07	$1.08	$1.04	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	7	6	6
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.36	$1.90	$2.10	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16
Accumulation unit value at end of period	$2.71	$2.36	$1.90	$2.10	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	3	3
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.19	$1.46	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17
Accumulation unit value at end of period	$1.52	$1.39	$1.19	$1.46	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	2	2
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.25	$1.57	$1.26	$1.33	$1.39	$1.41	$1.20	$1.06	$1.16
Accumulation unit value at end of period	$1.88	$1.56	$1.25	$1.57	$1.26	$1.33	$1.39	$1.41	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	4	4
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.37	$1.11	$1.04	$1.15	$1.26	$1.07	$0.93	$1.18
Accumulation unit value at end of period	$1.17	$1.24	$1.11	$1.37	$1.11	$1.04	$1.15	$1.26	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	3	3
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.36	$1.98	$2.12	$1.81	$1.73	$1.86	$1.90	$1.38	$1.26	$1.29
Accumulation unit value at end of period	$3.22	$2.36	$1.98	$2.12	$1.81	$1.73	$1.86	$1.90	$1.38	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	1	1
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.69	$1.99	$1.89	$1.53	$1.71	$1.71	$1.29	$1.15	$1.23
Accumulation unit value at end of period	$2.03	$1.99	$1.69	$1.99	$1.89	$1.53	$1.71	$1.71	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	2	3	3
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.11	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.20	$1.06	$1.11	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.20	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.35	$1.14	$1.20	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	127

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.27	$1.10	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.69	$2.08	$2.27	$1.91	$1.73	$1.82	$1.67	$1.30	$1.14	$1.23
Accumulation unit value at end of period	$3.20	$2.69	$2.08	$2.27	$1.91	$1.73	$1.82	$1.67	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.80	$2.28	$2.29	$1.85	$1.74	$1.82	$1.88	$1.27	$1.20	$1.28
Accumulation unit value at end of period	$4.36	$2.80	$2.28	$2.29	$1.85	$1.74	$1.82	$1.88	$1.27	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 1.60% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.10	$1.21	$1.08	$1.06	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.25	$1.10	$1.21	$1.08	$1.06	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.75	$2.84	$2.82	$2.18	$2.16	$1.98	$1.77	$1.31	$1.15	$1.20
Accumulation unit value at end of period	$4.99	$3.75	$2.84	$2.82	$2.18	$2.16	$1.98	$1.77	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.91	$0.77	$0.96	$0.99	$0.71	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.67	$0.91	$0.77	$0.96	$0.99	$0.71	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	6	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$2.48	$1.99	$2.22	$2.08	$1.76	$1.86	$1.68	$1.29	$1.15	$1.16
Accumulation unit value at end of period	$2.46	$2.48	$1.99	$2.22	$2.08	$1.76	$1.86	$1.68	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	5	4	9	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.61	$1.36	$1.17	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	26	26	26	26	26	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.21	$1.83	$1.98	$1.75	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14
Accumulation unit value at end of period	$2.56	$2.21	$1.83	$1.98	$1.75	$1.67	$1.67	$1.54	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	12	2	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.51	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.02	$1.55	$1.73	$1.45	$1.35	$1.34	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.42	$2.02	$1.55	$1.73	$1.45	$1.35	$1.34	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.08	$2.52	$2.66	$2.18	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20
Accumulation unit value at end of period	$3.45	$3.08	$2.52	$2.66	$2.18	$2.05	$2.07	$1.83	$1.39	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.29	$1.88	$2.03	$1.81	$1.62	$1.70	$1.57	$1.26	$1.12	$1.20
Accumulation unit value at end of period	$2.27	$2.29	$1.88	$2.03	$1.81	$1.62	$1.70	$1.57	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.96	$1.05	$0.95	$0.87	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.11	$1.05	$0.96	$1.05	$0.95	$0.87	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

128	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.07	$1.38	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.21
Accumulation unit value at end of period	$1.81	$1.38	$1.07	$1.38	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	2	4	4	4	2	14	—	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.87	$0.93	$0.90	$0.93	$1.00	$1.01	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$0.97	$0.95	$0.87	$0.93	$0.90	$0.93	$1.00	$1.01	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	7	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.89	$0.89	$0.90	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99
Accumulation unit value at end of period	$0.87	$0.89	$0.89	$0.89	$0.90	$0.92	$0.93	$0.95	$0.96	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	2	1	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.42	$1.50	$1.44	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08
Accumulation unit value at end of period	$1.71	$1.63	$1.42	$1.50	$1.44	$1.31	$1.35	$1.33	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.39	$1.47	$1.41	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07
Accumulation unit value at end of period	$1.65	$1.59	$1.39	$1.47	$1.41	$1.29	$1.33	$1.30	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.13	$1.15	$1.13	$1.10	$1.12	$1.08	$1.12	$1.06	$1.01
Accumulation unit value at end of period	$1.34	$1.22	$1.13	$1.15	$1.13	$1.10	$1.12	$1.08	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	7	7	7	7	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.27	$2.45	$2.60	$2.07	$2.08	$1.94	$1.73	$1.35	$1.15	$1.21
Accumulation unit value at end of period	$4.33	$3.27	$2.45	$2.60	$2.07	$2.08	$1.94	$1.73	$1.35	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	8	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$3.03	$2.35	$2.51	$2.10	$1.91	$1.93	$1.73	$1.34	$1.17	$1.17
Accumulation unit value at end of period	$3.51	$3.03	$2.35	$2.51	$2.10	$1.91	$1.93	$1.73	$1.34	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.04	$1.03	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01
Accumulation unit value at end of period	$1.12	$1.08	$1.02	$1.04	$1.03	$1.00	$1.04	$1.05	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.17	$0.99	$1.07	$0.98	$0.96	$0.98	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.17	$0.99	$1.07	$0.98	$0.96	$0.98	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.45	$1.84	$1.97	$1.63	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27
Accumulation unit value at end of period	$3.25	$2.45	$1.84	$1.97	$1.63	$1.63	$1.57	$1.49	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.25	$1.52	$1.22	$1.32	$1.28	$1.42	$1.19	$1.02	$1.19
Accumulation unit value at end of period	$1.65	$1.54	$1.25	$1.52	$1.22	$1.32	$1.28	$1.42	$1.19	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.80	$2.25	$2.61	$2.20	$1.87	$2.00	$1.83	$1.35	$1.16	$1.20
Accumulation unit value at end of period	$2.94	$2.80	$2.25	$2.61	$2.20	$1.87	$2.00	$1.83	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.53	$1.96	$2.30	$2.06	$1.84	$1.97	$1.79	$1.32	$1.13	$1.26
Accumulation unit value at end of period	$2.67	$2.53	$1.96	$2.30	$2.06	$1.84	$1.97	$1.79	$1.32	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.34	$2.02	$2.36	$2.14	$1.91	$2.01	$1.93	$1.32	$1.14	$1.27
Accumulation unit value at end of period	$2.50	$2.34	$2.02	$2.36	$2.14	$1.91	$2.01	$1.93	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.19	$1.10	$1.12	$1.08	$1.01	$1.04	$1.02	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.25	$1.19	$1.10	$1.12	$1.08	$1.01	$1.04	$1.02	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	129

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.01	$1.00	$0.99	$1.00	$0.96	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.01	$1.01	$1.00	$0.99	$1.00	$0.96	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.12	$1.08	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.24	$1.17	$1.08	$1.12	$1.08	$1.06	$1.08	$1.04	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.18	$1.17	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01
Accumulation unit value at end of period	$1.31	$1.22	$1.15	$1.18	$1.17	$1.09	$1.13	$1.06	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.49	$1.61	$1.55	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19
Accumulation unit value at end of period	$1.73	$1.85	$1.49	$1.61	$1.55	$1.50	$1.54	$1.38	$1.36	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.21	$1.00	$0.97	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.00	$1.21	$1.00	$0.97	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.39	$2.62	$2.73	$2.09	$2.01	$1.86	$1.68	$1.32	$1.18	$1.21
Accumulation unit value at end of period	$4.39	$3.39	$2.62	$2.73	$2.09	$2.01	$1.86	$1.68	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.17	$2.44	$2.51	$1.95	$2.03	$1.95	$1.80	$1.34	$1.21	$1.23
Accumulation unit value at end of period	$4.28	$3.17	$2.44	$2.51	$1.95	$2.03	$1.95	$1.80	$1.34	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.64	$2.07	$2.35	$2.03	$1.82	$1.86	$1.72	$1.29	$1.13	$1.15
Accumulation unit value at end of period	$2.69	$2.64	$2.07	$2.35	$2.03	$1.82	$1.86	$1.72	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	—	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.08	$2.47	$2.45	$1.88	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23
Accumulation unit value at end of period	$5.32	$3.08	$2.47	$2.45	$1.88	$1.85	$1.77	$1.68	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.31	$1.86	$2.08	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17
Accumulation unit value at end of period	$2.32	$2.31	$1.86	$2.08	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.03	$1.02	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.08	$1.02	$1.03	$1.02	$1.01	$1.03	$1.00	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.82	$2.24	$2.53	$2.23	$1.88	$1.91	$1.73	$1.30	$1.13	$1.23
Accumulation unit value at end of period	$2.99	$2.82	$2.24	$2.53	$2.23	$1.88	$1.91	$1.73	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.94	$0.96	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$0.97	$0.95	$0.94	$0.94	$0.96	$0.96	$0.98	$0.99	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.85	$2.04	$2.15	$1.78	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19
Accumulation unit value at end of period	$3.56	$2.85	$2.04	$2.15	$1.78	$1.75	$1.83	$1.71	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.90	$1.00	$0.95	$0.92	$1.00	$0.99	$1.00	$1.00	—
Accumulation unit value at end of period	$1.04	$1.01	$0.90	$1.00	$0.95	$0.92	$1.00	$0.99	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.77	$2.14	$2.33	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20
Accumulation unit value at end of period	$3.54	$2.77	$2.14	$2.33	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	—	—	—	—

130	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.20	$1.81	$2.16	$1.82	$1.65	$1.71	$1.64	$1.22	$1.09	$1.24
Accumulation unit value at end of period	$2.55	$2.20	$1.81	$2.16	$1.82	$1.65	$1.71	$1.64	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	1	2	2	2	1	5	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.08	$1.02	$0.96	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.03	$1.08	$1.02	$0.96	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.22	$1.13	$1.00	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.31	$1.14	$1.22	$1.13	$1.00	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.66	$1.85	$1.74	$1.52	$1.63	$1.54	$1.22	$1.09	$1.12
Accumulation unit value at end of period	$1.87	$2.00	$1.66	$1.85	$1.74	$1.52	$1.63	$1.54	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.58	$2.08	$2.42	$2.22	$1.74	$1.90	$1.92	$1.44	$1.23	$1.30
Accumulation unit value at end of period	$2.67	$2.58	$2.08	$2.42	$2.22	$1.74	$1.90	$1.92	$1.44	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.36	$1.83	$2.14	$1.60	$1.63	$1.59	$1.59	$1.27	$1.07	$1.18
Accumulation unit value at end of period	$2.96	$2.36	$1.83	$2.14	$1.60	$1.63	$1.59	$1.59	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.96	$1.02	$0.98	$0.93	$0.97	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.06	$1.04	$0.96	$1.02	$0.98	$0.93	$0.97	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	16	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.71	$2.18	$2.48	$2.21	$1.91	$2.07	$1.88	$1.36	$1.17	$1.22
Accumulation unit value at end of period	$3.19	$2.71	$2.18	$2.48	$2.21	$1.91	$2.07	$1.88	$1.36	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.14	$1.05	$0.96	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.18	$1.04	$1.14	$1.05	$0.96	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.05	$1.12	$0.96	$1.01	$1.12	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.25	$1.05	$1.12	$0.96	$1.01	$1.12	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.01	$1.00	$0.99	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.06	$0.99	$1.01	$1.00	$0.99	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.92	$2.20	$2.30	$1.83	$1.86	$1.79	$1.62	$1.26	$1.09	$1.17
Accumulation unit value at end of period	$3.82	$2.92	$2.20	$2.30	$1.83	$1.86	$1.79	$1.62	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.42	$1.23	$1.33	$1.13	$1.11	$1.13	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.42	$1.23	$1.33	$1.13	$1.11	$1.13	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$2.26	$1.84	$1.85	$1.64	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17
Accumulation unit value at end of period	$2.34	$2.26	$1.84	$1.85	$1.64	$1.50	$1.79	$1.62	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	131

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.82	$2.05	$1.88	$1.38	$1.54	$1.66	$1.66	$1.23	$1.15	$1.26
Accumulation unit value at end of period	$7.00	$2.82	$2.05	$1.88	$1.38	$1.54	$1.66	$1.66	$1.23	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.53	$2.05	$2.21	$1.90	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18
Accumulation unit value at end of period	$2.97	$2.53	$2.05	$2.21	$1.90	$1.76	$1.80	$1.66	$1.23	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.30	$1.16	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06
Accumulation unit value at end of period	$1.41	$1.33	$1.21	$1.30	$1.16	$1.05	$1.17	$1.18	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—
Accumulation unit value at end of period	$1.32	$1.15	$1.00	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.99	$1.01	$0.98	$0.97	$0.98	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.05	$0.99	$1.01	$0.98	$0.97	$0.98	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	2	1	1	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.94	$0.93	$0.92	$0.98	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.88	$0.94	$0.94	$0.94	$0.93	$0.92	$0.98	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.70	$0.84	$0.77	$0.53	$0.71	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.30	$0.95	$0.70	$0.84	$0.77	$0.53	$0.71	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.64	$1.82	$1.56	$1.50	$1.53	$1.47	$1.24	$1.11	$1.16
Accumulation unit value at end of period	$2.22	$1.96	$1.64	$1.82	$1.56	$1.50	$1.53	$1.47	$1.24	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	82	82	82	82	77	76	76	76	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Accumulation unit value at end of period	$1.38	$1.29	$1.18	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	90	91	114	120	143
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.10	$0.96	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.15	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.04	$1.08	$1.02	$1.00	$1.03	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.14	$1.04	$1.08	$1.02	$1.00	$1.03	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.15	$1.05	$1.03	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.21	$1.08	$1.15	$1.05	$1.03	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	110	111	131	133	133	40	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.16	$1.28	$1.11	$1.09	$1.15	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.36	$1.16	$1.28	$1.11	$1.09	$1.15	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	24	24	24	25	38	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.12	$1.21	$1.08	$1.06	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.29	$1.12	$1.21	$1.08	$1.06	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	862	863	863	863	864	1,620	1,537	—	—	—

132	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.51	$1.36	$1.32	$1.35	$1.30	$1.19	$1.09	$1.11
Accumulation unit value at end of period	$1.79	$1.61	$1.41	$1.51	$1.36	$1.32	$1.35	$1.30	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	827	859	818	1,150	1,294	1,243	1,230	1,070	31	31
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.52	$1.66	$1.45	$1.40	$1.44	$1.39	$1.21	$1.10	$1.13
Accumulation unit value at end of period	$1.99	$1.78	$1.52	$1.66	$1.45	$1.40	$1.44	$1.39	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	7	7	46	63	41	39	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.36	$1.26	$1.23	$1.25	$1.22	$1.15	$1.08	$1.07
Accumulation unit value at end of period	$1.57	$1.44	$1.29	$1.36	$1.26	$1.23	$1.25	$1.22	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	76	76	249	268	268	302	76	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.09	$1.07	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.21	$1.14	$1.07	$1.09	$1.07	$1.06	$1.07	$1.04	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.34	$1.89	$2.09	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16
Accumulation unit value at end of period	$2.69	$2.34	$1.89	$2.09	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.19	$1.45	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17
Accumulation unit value at end of period	$1.51	$1.38	$1.19	$1.45	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.25	$1.57	$1.26	$1.33	$1.38	$1.41	$1.20	$1.06	$1.16
Accumulation unit value at end of period	$1.87	$1.55	$1.25	$1.57	$1.26	$1.33	$1.38	$1.41	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	1	—	—	—	—
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.36	$1.11	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Accumulation unit value at end of period	$1.16	$1.23	$1.11	$1.36	$1.11	$1.04	$1.14	$1.26	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.35	$1.97	$2.11	$1.81	$1.73	$1.85	$1.89	$1.37	$1.26	$1.29
Accumulation unit value at end of period	$3.20	$2.35	$1.97	$2.11	$1.81	$1.73	$1.85	$1.89	$1.37	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.68	$1.98	$1.88	$1.52	$1.71	$1.71	$1.29	$1.15	$1.23
Accumulation unit value at end of period	$2.02	$1.98	$1.68	$1.98	$1.88	$1.52	$1.71	$1.71	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.10	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.20	$1.06	$1.10	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.20	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.35	$1.14	$1.20	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	790	790	790	790	790	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.15	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.27	$1.10	$1.15	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	35	36	13	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.67	$2.07	$2.26	$1.91	$1.73	$1.81	$1.67	$1.30	$1.14	$1.23
Accumulation unit value at end of period	$3.18	$2.67	$2.07	$2.26	$1.91	$1.73	$1.81	$1.67	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.79	$2.27	$2.28	$1.84	$1.73	$1.82	$1.88	$1.27	$1.20	$1.28
Accumulation unit value at end of period	$4.33	$2.79	$2.27	$2.28	$1.84	$1.73	$1.82	$1.88	$1.27	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	1	2	2	2	1	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.10	$1.03	$0.90	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.16	$1.03	$1.10	$1.03	$0.90	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	133

Variable account charges of 1.65% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.10	$1.21	$1.07	$1.06	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.29	$1.25	$1.10	$1.21	$1.07	$1.06	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$2.81	$2.13	$2.11	$1.63	$1.62	$1.49	$1.33	$0.99	$1.00
Accumulation unit value at end of period	$3.74	$2.81	$2.13	$2.11	$1.63	$1.62	$1.49	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.91	$0.77	$0.96	$0.99	$0.71	$1.17	$1.06	$1.00	—
Accumulation unit value at end of period	$0.67	$0.91	$0.77	$0.96	$0.99	$0.71	$1.17	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.98	$1.59	$1.78	$1.67	$1.41	$1.49	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.97	$1.98	$1.59	$1.78	$1.67	$1.41	$1.49	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.28	$1.15	$1.12	$1.16	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.61	$1.35	$1.17	$1.28	$1.15	$1.12	$1.16	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.77	$1.46	$1.58	$1.40	$1.34	$1.34	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$2.04	$1.77	$1.46	$1.58	$1.40	$1.34	$1.34	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.51	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.01	$1.54	$1.72	$1.44	$1.35	$1.34	$1.21	$1.00	—
Accumulation unit value at end of period	$2.42	$2.01	$1.54	$1.72	$1.44	$1.35	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.18	$1.78	$1.88	$1.54	$1.45	$1.47	$1.30	$0.99	$1.00
Accumulation unit value at end of period	$2.44	$2.18	$1.78	$1.88	$1.54	$1.45	$1.47	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.84	$1.51	$1.63	$1.45	$1.30	$1.36	$1.26	$1.02	$1.00
Accumulation unit value at end of period	$1.82	$1.84	$1.51	$1.63	$1.45	$1.30	$1.36	$1.26	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.05	$0.95	$0.87	$0.90	$0.90	$1.00	—
Accumulation unit value at end of period	$1.11	$1.05	$0.95	$1.05	$0.95	$0.87	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.00	$1.30	$0.90	$0.87	$0.98	$1.02	$1.05	$1.00
Accumulation unit value at end of period	$1.70	$1.30	$1.00	$1.30	$0.90	$0.87	$0.98	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.88	$0.81	$0.87	$0.84	$0.86	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.90	$0.88	$0.81	$0.87	$0.84	$0.86	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.91	$0.91	$0.91	$0.93	$0.94	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.90	$0.91	$0.91	$0.91	$0.93	$0.94	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.29	$1.23	$1.12	$1.16	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.46	$1.39	$1.21	$1.29	$1.23	$1.12	$1.16	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.27	$1.21	$1.11	$1.14	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.42	$1.37	$1.20	$1.27	$1.21	$1.11	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

134	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.05	$1.07	$1.05	$1.02	$1.04	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.24	$1.13	$1.05	$1.07	$1.05	$1.02	$1.04	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.44	$1.83	$1.94	$1.54	$1.55	$1.45	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$3.22	$2.44	$1.83	$1.94	$1.54	$1.55	$1.45	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$2.31	$1.79	$1.92	$1.61	$1.46	$1.48	$1.33	$1.02	$1.00
Accumulation unit value at end of period	$2.68	$2.31	$1.79	$1.92	$1.61	$1.46	$1.48	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$0.98	$1.00	$1.00	$0.96	$1.01	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.04	$0.98	$1.00	$1.00	$0.96	$1.01	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.06	$0.97	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.34	$1.16	$0.99	$1.06	$0.97	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.01	$1.52	$1.62	$1.35	$1.34	$1.29	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$2.68	$2.01	$1.52	$1.62	$1.35	$1.34	$1.29	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.12	$1.37	$1.09	$1.18	$1.15	$1.28	$1.06	$1.00
Accumulation unit value at end of period	$1.47	$1.38	$1.12	$1.37	$1.09	$1.18	$1.15	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.12	$1.70	$1.98	$1.67	$1.41	$1.52	$1.39	$1.02	$1.00
Accumulation unit value at end of period	$2.22	$2.12	$1.70	$1.98	$1.67	$1.41	$1.52	$1.39	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.98	$1.54	$1.81	$1.62	$1.45	$1.55	$1.41	$1.04	$1.00
Accumulation unit value at end of period	$2.09	$1.98	$1.54	$1.81	$1.62	$1.45	$1.55	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.79	$1.55	$1.81	$1.64	$1.47	$1.54	$1.48	$1.02	$1.00
Accumulation unit value at end of period	$1.92	$1.79	$1.55	$1.81	$1.64	$1.47	$1.54	$1.48	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.13	$1.15	$1.11	$1.03	$1.07	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.22	$1.13	$1.15	$1.11	$1.03	$1.07	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.02	$1.00	$1.00	$1.00	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.06	$1.02	$1.02	$1.00	$1.00	$1.00	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.05	$1.02	$1.00	$1.02	$0.98	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.10	$1.02	$1.05	$1.02	$1.00	$1.02	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.07	$1.07	$1.00	$1.03	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.19	$1.11	$1.05	$1.07	$1.07	$1.00	$1.03	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.25	$1.35	$1.30	$1.26	$1.29	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.45	$1.55	$1.25	$1.35	$1.30	$1.26	$1.29	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.14	$1.00	$1.21	$0.99	$0.97	$1.03	$1.05	$1.00	—
Accumulation unit value at end of period	$1.17	$1.14	$1.00	$1.21	$0.99	$0.97	$1.03	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	135

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.49	$1.93	$2.01	$1.54	$1.48	$1.37	$1.24	$0.97	$1.00
Accumulation unit value at end of period	$3.22	$2.49	$1.93	$2.01	$1.54	$1.48	$1.37	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.23	$1.72	$1.77	$1.37	$1.43	$1.38	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$3.01	$2.23	$1.72	$1.77	$1.37	$1.43	$1.38	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.10	$1.65	$1.87	$1.62	$1.45	$1.49	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$2.14	$2.10	$1.65	$1.87	$1.62	$1.45	$1.49	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.24	$1.79	$1.78	$1.37	$1.35	$1.29	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$3.86	$2.24	$1.79	$1.78	$1.37	$1.35	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.80	$1.45	$1.63	$1.43	$1.27	$1.42	$1.31	$1.05	$1.00
Accumulation unit value at end of period	$1.82	$1.80	$1.45	$1.63	$1.43	$1.27	$1.42	$1.31	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$0.98	$0.99	$0.98	$0.97	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.04	$0.98	$0.99	$0.98	$0.97	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.25	$1.79	$2.02	$1.78	$1.50	$1.53	$1.39	$1.04	$1.00
Accumulation unit value at end of period	$2.38	$2.25	$1.79	$2.02	$1.78	$1.50	$1.53	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.93	$0.95	$0.95	$0.97	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.94	$0.93	$0.93	$0.95	$0.95	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.10	$1.51	$1.59	$1.32	$1.29	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$2.63	$2.10	$1.51	$1.59	$1.32	$1.29	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.89	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.04	$1.00	$0.89	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.13	$1.65	$1.80	$1.50	$1.42	$1.43	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$2.73	$2.13	$1.65	$1.80	$1.50	$1.42	$1.43	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.80	$1.49	$1.77	$1.49	$1.36	$1.40	$1.34	$1.01	$1.00
Accumulation unit value at end of period	$2.09	$1.80	$1.49	$1.77	$1.49	$1.36	$1.40	$1.34	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.08	$1.02	$0.96	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$1.18	$1.12	$1.03	$1.08	$1.02	$0.96	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.21	$1.12	$1.00	$1.10	$1.06	$1.00	—
Accumulation unit value at end of period	$1.29	$1.30	$1.14	$1.21	$1.12	$1.00	$1.10	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.71	$1.42	$1.58	$1.49	$1.30	$1.39	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.59	$1.71	$1.42	$1.58	$1.49	$1.30	$1.39	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.91	$1.54	$1.80	$1.65	$1.29	$1.41	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.98	$1.91	$1.54	$1.80	$1.65	$1.29	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

136	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.00	$1.55	$1.81	$1.35	$1.38	$1.35	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$2.50	$2.00	$1.55	$1.81	$1.35	$1.38	$1.35	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.95	$1.02	$0.97	$0.93	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$1.05	$1.04	$0.95	$1.02	$0.97	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.04	$1.65	$1.87	$1.67	$1.44	$1.56	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$2.40	$2.04	$1.65	$1.87	$1.67	$1.44	$1.56	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.13	$1.05	$0.96	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$1.27	$1.17	$1.04	$1.13	$1.05	$0.96	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	$1.00	—
Accumulation unit value at end of period	$1.40	$1.25	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.19	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.98	$1.01	$1.00	$0.99	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.15	$1.06	$0.98	$1.01	$1.00	$0.99	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.32	$1.74	$1.82	$1.45	$1.47	$1.43	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$3.02	$2.32	$1.74	$1.82	$1.45	$1.47	$1.43	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.42	$1.22	$1.33	$1.12	$1.11	$1.13	$1.12	$1.00	—
Accumulation unit value at end of period	$1.41	$1.42	$1.22	$1.33	$1.12	$1.11	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.76	$1.43	$1.45	$1.28	$1.17	$1.40	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.83	$1.76	$1.43	$1.45	$1.28	$1.17	$1.40	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.12	$1.54	$1.42	$1.04	$1.16	$1.25	$1.25	$0.93	$1.00
Accumulation unit value at end of period	$5.26	$2.12	$1.54	$1.42	$1.04	$1.16	$1.25	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$2.06	$1.66	$1.80	$1.55	$1.44	$1.47	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$2.41	$2.06	$1.66	$1.80	$1.55	$1.44	$1.47	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.04	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.16	$1.04	$0.93	$1.04	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.18	$1.07	$1.16	$1.04	$0.93	$1.04	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	22	22	22	22	22	22	22	22	22
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$1.00	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	137

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.98	$1.01	$0.98	$0.97	$0.98	$0.96	$1.00	—
Accumulation unit value at end of period	$1.12	$1.05	$0.98	$1.01	$0.98	$0.97	$0.98	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.93	$0.93	$0.92	$0.98	$0.97	$1.00	—
Accumulation unit value at end of period	$0.87	$0.94	$0.94	$0.93	$0.93	$0.92	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.70	$0.84	$0.77	$0.53	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$1.30	$0.95	$0.70	$0.84	$0.77	$0.53	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.61	$1.35	$1.50	$1.28	$1.23	$1.26	$1.22	$1.02	$1.00
Accumulation unit value at end of period	$1.83	$1.61	$1.35	$1.50	$1.28	$1.23	$1.26	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.13	$1.07	$1.05	$1.07	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.17	$1.08	$1.13	$1.07	$1.05	$1.07	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	93
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.10	$0.96	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.15	$0.99	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.03	$1.08	$1.02	$1.00	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.21	$1.14	$1.03	$1.08	$1.02	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.15	$1.05	$1.03	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.30	$1.21	$1.08	$1.15	$1.05	$1.03	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.28	$1.11	$1.09	$1.15	$1.11	$1.00	—
Accumulation unit value at end of period	$1.48	$1.35	$1.16	$1.28	$1.11	$1.09	$1.15	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.48	$1.37	$1.20	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	727	737	746	756	765	774	782
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.21	$1.31	$1.17	$1.14	$1.16	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.54	$1.38	$1.21	$1.31	$1.17	$1.14	$1.16	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	93
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.28	$1.40	$1.22	$1.18	$1.21	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.67	$1.49	$1.28	$1.40	$1.22	$1.18	$1.21	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.14	$1.21	$1.12	$1.09	$1.11	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.39	$1.27	$1.14	$1.21	$1.12	$1.09	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	356	356	356	356	356	356	356	356	356
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.01	$1.03	$1.01	$1.00	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.07	$1.01	$1.03	$1.01	$1.00	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.93	$1.56	$1.73	$1.46	$1.36	$1.37	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$2.22	$1.93	$1.56	$1.73	$1.46	$1.36	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

138	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Partners International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.09	$1.33	$1.11	$1.17	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.39	$1.27	$1.09	$1.33	$1.11	$1.17	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.09	$1.37	$1.10	$1.16	$1.21	$1.23	$1.06	$1.00
Accumulation unit value at end of period	$1.63	$1.36	$1.09	$1.37	$1.10	$1.16	$1.21	$1.23	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.35	$1.10	$1.04	$1.14	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.15	$1.22	$1.10	$1.35	$1.10	$1.04	$1.14	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.65	$1.39	$1.48	$1.27	$1.21	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$2.25	$1.65	$1.39	$1.48	$1.27	$1.21	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.34	$1.58	$1.50	$1.22	$1.36	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.61	$1.57	$1.34	$1.58	$1.50	$1.22	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.10	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.20	$1.06	$1.10	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.20	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.34	$1.14	$1.20	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.15	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.27	$1.10	$1.15	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.08	$1.61	$1.76	$1.48	$1.34	$1.41	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$2.47	$2.08	$1.61	$1.76	$1.48	$1.34	$1.41	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.04	$1.66	$1.67	$1.35	$1.27	$1.33	$1.38	$0.93	$1.00
Accumulation unit value at end of period	$3.16	$2.04	$1.66	$1.67	$1.35	$1.27	$1.33	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.09	$1.02	$0.90	$0.98	$1.01	$1.00	—
Accumulation unit value at end of period	$1.22	$1.16	$1.03	$1.09	$1.02	$0.90	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable account charges of 1.70% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.20	$1.07	$1.05	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.24	$1.10	$1.20	$1.07	$1.05	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.72	$2.82	$2.80	$2.16	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20
Accumulation unit value at end of period	$4.94	$3.72	$2.82	$2.80	$2.16	$2.15	$1.97	$1.76	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.91	$0.76	$0.96	$0.98	$0.71	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.67	$0.91	$0.76	$0.96	$0.98	$0.71	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$2.46	$1.97	$2.21	$2.07	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16
Accumulation unit value at end of period	$2.43	$2.46	$1.97	$2.21	$2.07	$1.75	$1.85	$1.67	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	139

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.28	$1.15	$1.12	$1.15	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.60	$1.35	$1.16	$1.28	$1.15	$1.12	$1.15	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	9	9	9	9	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.19	$1.81	$1.96	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14
Accumulation unit value at end of period	$2.53	$2.19	$1.81	$1.96	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	48	48	48	48	6	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.51	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.01	$1.54	$1.72	$1.44	$1.35	$1.34	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.41	$2.01	$1.54	$1.72	$1.44	$1.35	$1.34	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.05	$2.49	$2.64	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20
Accumulation unit value at end of period	$3.42	$3.05	$2.49	$2.64	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.27	$1.86	$2.02	$1.80	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20
Accumulation unit value at end of period	$2.25	$2.27	$1.86	$2.02	$1.80	$1.61	$1.69	$1.56	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.04	$0.95	$0.87	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.10	$1.05	$0.95	$1.04	$0.95	$0.87	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.06	$1.37	$0.95	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21
Accumulation unit value at end of period	$1.79	$1.36	$1.06	$1.37	$0.95	$0.92	$1.03	$1.08	$1.11	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.86	$0.93	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04
Accumulation unit value at end of period	$0.96	$0.94	$0.86	$0.93	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.88	$0.88	$0.88	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99
Accumulation unit value at end of period	$0.86	$0.88	$0.88	$0.88	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.49	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08
Accumulation unit value at end of period	$1.69	$1.61	$1.41	$1.49	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	21	21	21	21	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.38	$1.46	$1.40	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07
Accumulation unit value at end of period	$1.64	$1.58	$1.38	$1.46	$1.40	$1.28	$1.32	$1.30	$1.26	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.12	$1.14	$1.12	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01
Accumulation unit value at end of period	$1.33	$1.21	$1.12	$1.14	$1.12	$1.09	$1.11	$1.08	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.24	$2.43	$2.58	$2.05	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20
Accumulation unit value at end of period	$4.28	$3.24	$2.43	$2.58	$2.05	$2.07	$1.93	$1.73	$1.35	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$3.00	$2.33	$2.49	$2.09	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17
Accumulation unit value at end of period	$3.48	$3.00	$2.33	$2.49	$2.09	$1.90	$1.92	$1.73	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.01	$1.03	$1.03	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Accumulation unit value at end of period	$1.11	$1.07	$1.01	$1.03	$1.03	$0.99	$1.03	$1.05	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	21	—	—	—	—	—	—

140	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.06	$0.97	$0.96	$0.98	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.16	$0.99	$1.06	$0.97	$0.96	$0.98	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$1.83	$1.96	$1.62	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27
Accumulation unit value at end of period	$3.22	$2.43	$1.83	$1.96	$1.62	$1.62	$1.56	$1.48	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.24	$1.51	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19
Accumulation unit value at end of period	$1.63	$1.52	$1.24	$1.51	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.77	$2.23	$2.59	$2.18	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20
Accumulation unit value at end of period	$2.91	$2.77	$2.23	$2.59	$2.18	$1.86	$1.99	$1.82	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.50	$1.94	$2.28	$2.05	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26
Accumulation unit value at end of period	$2.64	$2.50	$1.94	$2.28	$2.05	$1.83	$1.96	$1.78	$1.32	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.31	$2.00	$2.34	$2.12	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27
Accumulation unit value at end of period	$2.48	$2.31	$2.00	$2.34	$2.12	$1.90	$2.00	$1.92	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.18	$1.09	$1.12	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.24	$1.18	$1.09	$1.12	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	27	27	27	27	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.01	$0.99	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00	$1.01	$0.99	$0.99	$0.99	$0.95	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.11	$1.08	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.23	$1.16	$1.07	$1.11	$1.08	$1.06	$1.08	$1.04	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.14	$1.17	$1.16	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01
Accumulation unit value at end of period	$1.29	$1.21	$1.14	$1.17	$1.16	$1.09	$1.12	$1.06	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	12	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.48	$1.60	$1.54	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19
Accumulation unit value at end of period	$1.71	$1.83	$1.48	$1.60	$1.54	$1.49	$1.54	$1.37	$1.36	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.14	$0.99	$1.21	$0.99	$0.97	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.14	$0.99	$1.21	$0.99	$0.97	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.35	$2.60	$2.71	$2.08	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21
Accumulation unit value at end of period	$4.34	$3.35	$2.60	$2.71	$2.08	$2.00	$1.85	$1.67	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.14	$2.42	$2.49	$1.94	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23
Accumulation unit value at end of period	$4.23	$3.14	$2.42	$2.49	$1.94	$2.02	$1.94	$1.79	$1.34	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.62	$2.06	$2.33	$2.02	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15
Accumulation unit value at end of period	$2.66	$2.62	$2.06	$2.33	$2.02	$1.81	$1.86	$1.71	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.05	$2.45	$2.43	$1.87	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23
Accumulation unit value at end of period	$5.27	$3.05	$2.45	$2.43	$1.87	$1.84	$1.76	$1.67	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	141

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.28	$1.84	$2.07	$1.81	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17
Accumulation unit value at end of period	$2.30	$2.28	$1.84	$2.07	$1.81	$1.62	$1.80	$1.67	$1.33	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.01	$1.03	$1.01	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.15	$1.07	$1.01	$1.03	$1.01	$1.01	$1.02	$0.99	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.79	$2.22	$2.51	$2.21	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23
Accumulation unit value at end of period	$2.96	$2.79	$2.22	$2.51	$2.21	$1.87	$1.90	$1.73	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	27	27	27	27	27	27	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.82	$2.02	$2.13	$1.77	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19
Accumulation unit value at end of period	$3.52	$2.82	$2.02	$2.13	$1.77	$1.74	$1.82	$1.70	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.89	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99	$1.00	—
Accumulation unit value at end of period	$1.03	$1.00	$0.89	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.74	$2.12	$2.31	$1.94	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20
Accumulation unit value at end of period	$3.51	$2.74	$2.12	$2.31	$1.94	$1.83	$1.85	$1.69	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	13	15	15	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.18	$1.80	$2.15	$1.81	$1.65	$1.70	$1.63	$1.22	$1.08	$1.24
Accumulation unit value at end of period	$2.52	$2.18	$1.80	$2.15	$1.81	$1.65	$1.70	$1.63	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	7	8	8	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.08	$1.02	$0.96	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.12	$1.03	$1.08	$1.02	$0.96	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	13	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.21	$1.12	$1.00	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.30	$1.14	$1.21	$1.12	$1.00	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	24	24	24	24	24	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.64	$1.84	$1.73	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12
Accumulation unit value at end of period	$1.85	$1.98	$1.64	$1.84	$1.73	$1.51	$1.62	$1.54	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.56	$2.06	$2.40	$2.21	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30
Accumulation unit value at end of period	$2.65	$2.56	$2.06	$2.40	$2.21	$1.73	$1.90	$1.92	$1.43	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	6	7	7	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.89	$0.84	$0.92	$0.89	$0.90	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.34	$1.81	$2.13	$1.59	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18
Accumulation unit value at end of period	$2.93	$2.34	$1.81	$2.13	$1.59	$1.62	$1.59	$1.58	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.05	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	27	27	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.69	$2.17	$2.46	$2.20	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22
Accumulation unit value at end of period	$3.16	$2.69	$2.17	$2.46	$2.20	$1.90	$2.06	$1.88	$1.36	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

142	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.13	$1.05	$0.95	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.17	$1.04	$1.13	$1.05	$0.95	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.24	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.18	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.98	$1.01	$0.99	$0.99	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.05	$0.98	$1.01	$0.99	$0.99	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	31	31	26	26	26	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.90	$2.18	$2.28	$1.82	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17
Accumulation unit value at end of period	$3.78	$2.90	$2.18	$2.28	$1.82	$1.85	$1.79	$1.61	$1.26	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.33	$1.12	$1.10	$1.13	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.41	$1.22	$1.33	$1.12	$1.10	$1.13	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$2.23	$1.82	$1.84	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17
Accumulation unit value at end of period	$2.32	$2.23	$1.82	$1.84	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.79	$2.03	$1.87	$1.37	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26
Accumulation unit value at end of period	$6.93	$2.79	$2.03	$1.87	$1.37	$1.53	$1.66	$1.65	$1.22	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.51	$2.03	$2.20	$1.89	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18
Accumulation unit value at end of period	$2.94	$2.51	$2.03	$2.20	$1.89	$1.75	$1.80	$1.66	$1.23	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.29	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06
Accumulation unit value at end of period	$1.39	$1.31	$1.20	$1.29	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.00	$1.07	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—
Accumulation unit value at end of period	$1.31	$1.14	$1.00	$1.07	$0.96	$0.94	$0.96	$0.93	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.98	$1.00	$0.97	$0.97	$0.98	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.11	$1.04	$0.98	$1.00	$0.97	$0.97	$0.98	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	29	29	14	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.93	$0.93	$0.92	$0.98	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.87	$0.94	$0.93	$0.93	$0.93	$0.92	$0.98	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	36	36	31	28	28	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.69	$0.84	$0.76	$0.53	$0.70	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.29	$0.95	$0.69	$0.84	$0.76	$0.53	$0.70	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.63	$1.81	$1.55	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16
Accumulation unit value at end of period	$2.20	$1.94	$1.63	$1.81	$1.55	$1.49	$1.52	$1.47	$1.24	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	14	14	14	14	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	143

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.23	$1.16	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05
Accumulation unit value at end of period	$1.37	$1.27	$1.17	$1.23	$1.16	$1.14	$1.16	$1.14	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	50	50	50	—	—	18	20	22	24	24
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.10	$0.96	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.15	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.08	$1.02	$1.00	$1.03	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.13	$1.03	$1.08	$1.02	$1.00	$1.03	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	134	134	151	187	134	96	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.14	$1.05	$1.03	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.20	$1.08	$1.14	$1.05	$1.03	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.28	$1.11	$1.09	$1.14	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.35	$1.16	$1.28	$1.11	$1.09	$1.14	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02	$1.00	—
Accumulation unit value at end of period	$1.48	$1.36	$1.19	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	107	107	433	433	565	477	107	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.40	$1.50	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10
Accumulation unit value at end of period	$1.77	$1.59	$1.40	$1.50	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	353	353	356	399	399	372	163	77	15	16
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.51	$1.65	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13
Accumulation unit value at end of period	$1.97	$1.76	$1.51	$1.65	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	20	73	73	73	73	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.28	$1.35	$1.25	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07
Accumulation unit value at end of period	$1.55	$1.42	$1.28	$1.35	$1.25	$1.22	$1.25	$1.21	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	92	120	120	120	120
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.08	$1.06	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.20	$1.13	$1.06	$1.08	$1.06	$1.06	$1.07	$1.04	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.32	$1.87	$2.07	$1.76	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16
Accumulation unit value at end of period	$2.66	$2.32	$1.87	$2.07	$1.76	$1.63	$1.65	$1.51	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.18	$1.44	$1.20	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Accumulation unit value at end of period	$1.50	$1.37	$1.18	$1.44	$1.20	$1.26	$1.29	$1.41	$1.18	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.24	$1.55	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16
Accumulation unit value at end of period	$1.85	$1.54	$1.24	$1.55	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.35	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Accumulation unit value at end of period	$1.15	$1.22	$1.10	$1.35	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.33	$1.96	$2.09	$1.80	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29
Accumulation unit value at end of period	$3.16	$2.33	$1.96	$2.09	$1.80	$1.72	$1.84	$1.88	$1.37	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

144	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.67	$1.96	$1.87	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23
Accumulation unit value at end of period	$2.00	$1.96	$1.67	$1.96	$1.87	$1.52	$1.70	$1.70	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.10	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.19	$1.06	$1.10	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.20	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.34	$1.14	$1.20	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.15	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.27	$1.10	$1.15	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.65	$2.05	$2.25	$1.90	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23
Accumulation unit value at end of period	$3.15	$2.65	$2.05	$2.25	$1.90	$1.72	$1.80	$1.66	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.76	$2.25	$2.26	$1.83	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27
Accumulation unit value at end of period	$4.29	$2.76	$2.25	$2.26	$1.83	$1.73	$1.81	$1.87	$1.27	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.03	$1.09	$1.02	$0.90	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.03	$1.09	$1.02	$0.90	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 1.75% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.09	$1.20	$1.07	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.28	$1.24	$1.09	$1.20	$1.07	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$2.59	$1.96	$1.95	$1.51	$1.50	$1.38	$1.23	$1.00
Accumulation unit value at end of period	$3.44	$2.59	$1.96	$1.95	$1.51	$1.50	$1.38	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.90	$0.76	$0.96	$0.98	$0.71	$1.16	$1.06	$1.00
Accumulation unit value at end of period	$0.66	$0.90	$0.76	$0.96	$0.98	$0.71	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
American Century VP Value, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.68	$1.35	$1.51	$1.42	$1.20	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.68	$1.35	$1.51	$1.42	$1.20	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.08	$1.19	$1.06	$1.04	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.48	$1.25	$1.08	$1.19	$1.06	$1.04	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.57	$1.30	$1.41	$1.25	$1.20	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.82	$1.57	$1.30	$1.41	$1.25	$1.20	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.52	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00
Accumulation unit value at end of period	$0.51	$0.52	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.00	$1.53	$1.72	$1.44	$1.35	$1.34	$1.21	$1.00
Accumulation unit value at end of period	$2.40	$2.00	$1.53	$1.72	$1.44	$1.35	$1.34	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	145

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.99	$1.62	$1.72	$1.41	$1.33	$1.35	$1.19	$1.00
Accumulation unit value at end of period	$2.22	$1.99	$1.62	$1.72	$1.41	$1.33	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.60	$1.32	$1.43	$1.27	$1.14	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.59	$1.60	$1.32	$1.43	$1.27	$1.14	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.95	$1.04	$0.95	$0.87	$0.90	$0.90	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$0.95	$1.04	$0.95	$0.87	$0.90	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$0.95	$1.23	$0.85	$0.83	$0.93	$0.97	$1.00
Accumulation unit value at end of period	$1.60	$1.22	$0.95	$1.23	$0.85	$0.83	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.78	$0.84	$0.81	$0.84	$0.91	$0.92	$1.00
Accumulation unit value at end of period	$0.88	$0.85	$0.78	$0.84	$0.81	$0.84	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.92	$0.92	$0.94	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.90	$0.92	$0.92	$0.92	$0.94	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2	1	1	1	1	—	4	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.08	$1.14	$1.09	$1.00	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.23	$1.08	$1.14	$1.09	$1.00	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$0.95	$1.00	$0.96	$0.88	$0.91	$0.89	$1.00
Accumulation unit value at end of period	$1.12	$1.08	$0.95	$1.00	$0.96	$0.88	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.01	$1.00	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.18	$1.07	$1.00	$1.01	$1.00	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.20	$1.65	$1.75	$1.40	$1.41	$1.32	$1.18	$1.00
Accumulation unit value at end of period	$2.91	$2.20	$1.65	$1.75	$1.40	$1.41	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$2.02	$1.57	$1.67	$1.41	$1.28	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$2.34	$2.02	$1.57	$1.67	$1.41	$1.28	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.95	$0.97	$0.97	$0.94	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$1.04	$1.01	$0.95	$0.97	$0.97	$0.94	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.06	$0.97	$0.96	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$1.33	$1.15	$0.98	$1.06	$0.97	$0.96	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.93	$1.46	$1.56	$1.29	$1.29	$1.25	$1.18	$1.00
Accumulation unit value at end of period	$2.56	$1.93	$1.46	$1.56	$1.29	$1.29	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$0.98	$1.20	$0.96	$1.05	$1.01	$1.13	$1.00
Accumulation unit value at end of period	$1.29	$1.21	$0.98	$1.20	$0.96	$1.05	$1.01	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.82	$1.47	$1.70	$1.44	$1.22	$1.31	$1.20	$1.00
Accumulation unit value at end of period	$1.91	$1.82	$1.47	$1.70	$1.44	$1.22	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

146	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.54	$1.39	$1.24	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.78	$1.69	$1.31	$1.54	$1.39	$1.24	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.55	$1.34	$1.57	$1.43	$1.28	$1.34	$1.29	$1.00
Accumulation unit value at end of period	$1.66	$1.55	$1.34	$1.57	$1.43	$1.28	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.04	$1.06	$1.02	$0.95	$0.99	$0.97	$1.00
Accumulation unit value at end of period	$1.18	$1.12	$1.04	$1.06	$1.02	$0.95	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.02	$1.01	$1.00	$1.00	$0.97	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.02	$1.02	$1.01	$1.00	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.02	$0.99	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$0.99	$1.02	$0.99	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.98	$1.00	$1.00	$0.94	$0.97	$0.91	$1.00
Accumulation unit value at end of period	$1.11	$1.04	$0.98	$1.00	$1.00	$0.94	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$0.99	$1.07	$1.03	$1.00	$1.03	$0.92	$1.00
Accumulation unit value at end of period	$1.14	$1.23	$0.99	$1.07	$1.03	$1.00	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.13	$0.99	$1.20	$0.99	$0.97	$1.03	$1.05	$1.00
Accumulation unit value at end of period	$1.16	$1.13	$0.99	$1.20	$0.99	$0.97	$1.03	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.34	$1.81	$1.89	$1.45	$1.40	$1.29	$1.17	$1.00
Accumulation unit value at end of period	$3.02	$2.34	$1.81	$1.89	$1.45	$1.40	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.13	$1.64	$1.69	$1.31	$1.37	$1.32	$1.22	$1.00
Accumulation unit value at end of period	$2.86	$2.13	$1.64	$1.69	$1.31	$1.37	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.79	$1.40	$1.59	$1.38	$1.24	$1.27	$1.17	$1.00
Accumulation unit value at end of period	$1.81	$1.79	$1.40	$1.59	$1.38	$1.24	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.14	$1.72	$1.70	$1.31	$1.29	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$3.69	$2.14	$1.72	$1.70	$1.31	$1.29	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.56	$1.26	$1.41	$1.24	$1.11	$1.23	$1.14	$1.00
Accumulation unit value at end of period	$1.57	$1.56	$1.26	$1.41	$1.24	$1.11	$1.23	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.97	$0.99	$0.98	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.11	$1.04	$0.97	$0.99	$0.98	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.91	$1.52	$1.72	$1.51	$1.28	$1.30	$1.18	$1.00
Accumulation unit value at end of period	$2.02	$1.91	$1.52	$1.72	$1.51	$1.28	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00
Accumulation unit value at end of period	$0.96	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	10	21	21	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	147

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.92	$1.38	$1.45	$1.20	$1.19	$1.24	$1.16	$1.00
Accumulation unit value at end of period	$2.39	$1.92	$1.38	$1.45	$1.20	$1.19	$1.24	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	1	1	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.86	$0.96	$0.92	$0.89	$0.97	$0.95	$1.00
Accumulation unit value at end of period	$1.00	$0.96	$0.86	$0.96	$0.92	$0.89	$0.97	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.91	$1.48	$1.61	$1.35	$1.28	$1.29	$1.18	$1.00
Accumulation unit value at end of period	$2.44	$1.91	$1.48	$1.61	$1.35	$1.28	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	1	1	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.62	$1.34	$1.60	$1.35	$1.23	$1.27	$1.22	$1.00
Accumulation unit value at end of period	$1.88	$1.62	$1.34	$1.60	$1.35	$1.23	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	1	1	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.07	$1.02	$0.96	$0.99	$0.98	$1.00
Accumulation unit value at end of period	$1.17	$1.11	$1.02	$1.07	$1.02	$0.96	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.21	$1.12	$1.00	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.28	$1.29	$1.13	$1.21	$1.12	$1.00	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.47	$1.22	$1.36	$1.28	$1.12	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.37	$1.47	$1.22	$1.36	$1.28	$1.12	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	1	1	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.65	$1.33	$1.56	$1.43	$1.12	$1.23	$1.24	$1.00
Accumulation unit value at end of period	$1.71	$1.65	$1.33	$1.56	$1.43	$1.12	$1.23	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	1	1	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—
Accumulation unit value at end of period	$0.93	$0.89	$0.84	$0.92	$0.89	$0.90	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.71	$1.32	$1.55	$1.16	$1.18	$1.16	$1.16	$1.00
Accumulation unit value at end of period	$2.13	$1.71	$1.32	$1.55	$1.16	$1.18	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.73	$1.40	$1.59	$1.42	$1.23	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$2.03	$1.73	$1.40	$1.59	$1.42	$1.23	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	1	1	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.13	$1.04	$0.95	$1.02	$0.98	$1.00
Accumulation unit value at end of period	$1.26	$1.17	$1.03	$1.13	$1.04	$0.95	$1.02	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.18	$0.99	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$0.99	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.98	$1.01	$0.99	$0.99	$1.01	$0.98	$1.00
Accumulation unit value at end of period	$1.14	$1.05	$0.98	$1.01	$0.99	$0.99	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

148	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
Janus Henderson VIT Research Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$2.13	$1.60	$1.68	$1.34	$1.36	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$2.77	$2.13	$1.60	$1.68	$1.34	$1.36	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.33	$1.12	$1.10	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.39	$1.41	$1.22	$1.33	$1.12	$1.10	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/29/2013)
Accumulation unit value at beginning of period	$1.46	$1.19	$1.20	$1.07	$0.98	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$1.52	$1.46	$1.19	$1.20	$1.07	$0.98	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/29/2013)
Accumulation unit value at beginning of period	$2.08	$1.51	$1.39	$1.02	$1.14	$1.24	$1.23	$1.00
Accumulation unit value at end of period	$5.15	$2.08	$1.51	$1.39	$1.02	$1.14	$1.24	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/29/2013)
Accumulation unit value at beginning of period	$1.79	$1.45	$1.57	$1.35	$1.25	$1.28	$1.19	$1.00
Accumulation unit value at end of period	$2.10	$1.79	$1.45	$1.57	$1.35	$1.25	$1.28	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.86	$0.94	$0.89	$0.92	$0.98	$1.00	—
Accumulation unit value at end of period	$1.03	$0.97	$0.86	$0.94	$0.89	$0.92	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$0.98	$1.06	$0.95	$0.85	$0.96	$0.97	$1.00
Accumulation unit value at end of period	$1.14	$1.08	$0.98	$1.06	$0.95	$0.85	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$0.97	$1.04	$0.93	$0.91	$0.93	$0.90	$1.00
Accumulation unit value at end of period	$1.27	$1.11	$0.97	$1.04	$0.93	$0.91	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.98	$1.00	$0.97	$0.96	$0.98	$0.96	$1.00
Accumulation unit value at end of period	$1.11	$1.04	$0.98	$1.00	$0.97	$0.96	$0.98	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.93	$0.93	$0.92	$0.97	$0.97	$1.00
Accumulation unit value at end of period	$0.87	$0.93	$0.93	$0.93	$0.93	$0.92	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.69	$0.84	$0.76	$0.52	$0.70	$0.76	$1.00
Accumulation unit value at end of period	$1.29	$0.94	$0.69	$0.84	$0.76	$0.52	$0.70	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.36	$1.17	$1.12	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.65	$1.46	$1.22	$1.36	$1.17	$1.12	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.07	$1.02	$1.00	$1.02	$0.99	$1.00
Accumulation unit value at end of period	$1.19	$1.11	$1.02	$1.07	$1.02	$1.00	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.10	$0.96	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.15	$0.99	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.20	$1.13	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	149

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.14	$1.04	$1.03	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.29	$1.20	$1.07	$1.14	$1.04	$1.03	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.16	$1.27	$1.10	$1.09	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.47	$1.34	$1.16	$1.27	$1.10	$1.09	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.21	$1.07	$1.06	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.38	$1.27	$1.12	$1.21	$1.07	$1.06	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.21	$1.09	$1.06	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.42	$1.28	$1.12	$1.21	$1.09	$1.06	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.28	$1.12	$1.09	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.53	$1.37	$1.17	$1.28	$1.12	$1.09	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.14	$1.05	$1.03	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.30	$1.19	$1.07	$1.14	$1.05	$1.03	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.98	$1.00	$0.98	$0.98	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$0.98	$1.00	$0.98	$0.98	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.72	$1.39	$1.54	$1.30	$1.21	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.97	$1.72	$1.39	$1.54	$1.30	$1.21	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Core Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$0.94	$1.15	$0.96	$1.01	$1.03	$1.13	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$0.94	$1.15	$0.96	$1.01	$1.03	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	2	1	—	—	—
Variable Portfolio – Partners International Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$0.99	$1.25	$1.00	$1.06	$1.11	$1.13	$1.00
Accumulation unit value at end of period	$1.48	$1.23	$0.99	$1.25	$1.00	$1.06	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.01	$1.24	$1.01	$0.95	$1.05	$1.16	$1.00
Accumulation unit value at end of period	$1.06	$1.12	$1.01	$1.24	$1.01	$0.95	$1.05	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.52	$1.28	$1.37	$1.18	$1.13	$1.21	$1.24	$1.00
Accumulation unit value at end of period	$2.07	$1.52	$1.28	$1.37	$1.18	$1.13	$1.21	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.16	$1.37	$1.31	$1.06	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.40	$1.37	$1.16	$1.37	$1.31	$1.06	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.10	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.19	$1.06	$1.10	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.34	$1.13	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.34	$1.13	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.15	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.27	$1.10	$1.15	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

150	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
Wells Fargo VT Opportunity Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.85	$1.43	$1.57	$1.33	$1.20	$1.26	$1.17	$1.00
Accumulation unit value at end of period	$2.20	$1.85	$1.43	$1.57	$1.33	$1.20	$1.26	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.98	$1.62	$1.62	$1.31	$1.24	$1.30	$1.35	$1.00
Accumulation unit value at end of period	$3.07	$1.98	$1.62	$1.62	$1.31	$1.24	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.09	$1.02	$0.90	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$1.21	$1.15	$1.02	$1.09	$1.02	$0.90	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable account charges of 1.80% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.09	$1.20	$1.07	$1.05	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.27	$1.24	$1.09	$1.20	$1.07	$1.05	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$2.78	$2.11	$2.10	$1.62	$1.61	$1.48	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$3.69	$2.78	$2.11	$2.10	$1.62	$1.61	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.90	$0.76	$0.96	$0.98	$0.71	$1.16	$1.06	$1.00	—
Accumulation unit value at end of period	$0.66	$0.90	$0.76	$0.96	$0.98	$0.71	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.96	$1.57	$1.76	$1.65	$1.40	$1.49	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.94	$1.96	$1.57	$1.76	$1.65	$1.40	$1.49	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.16	$1.27	$1.14	$1.12	$1.15	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.59	$1.34	$1.16	$1.27	$1.14	$1.12	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.75	$1.45	$1.57	$1.39	$1.33	$1.33	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$2.02	$1.75	$1.45	$1.57	$1.39	$1.33	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.52	$0.49	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.51	$0.52	$0.49	$0.59	$0.59	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.99	$1.53	$1.71	$1.43	$1.35	$1.34	$1.21	$1.00	—
Accumulation unit value at end of period	$2.39	$1.99	$1.53	$1.71	$1.43	$1.35	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.15	$1.76	$1.87	$1.53	$1.45	$1.46	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$2.41	$2.15	$1.76	$1.87	$1.53	$1.45	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.82	$1.49	$1.62	$1.44	$1.30	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.80	$1.82	$1.49	$1.62	$1.44	$1.30	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.04	$0.95	$0.87	$0.90	$0.90	$1.00	—
Accumulation unit value at end of period	$1.09	$1.04	$0.94	$1.04	$0.95	$0.87	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$0.99	$1.29	$0.89	$0.87	$0.97	$1.02	$1.05	$1.00
Accumulation unit value at end of period	$1.67	$1.28	$0.99	$1.29	$0.89	$0.87	$0.97	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	151

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.87	$0.80	$0.86	$0.83	$0.86	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.89	$0.87	$0.80	$0.86	$0.83	$0.86	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.90	$0.90	$0.90	$0.92	$0.94	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.88	$0.90	$0.90	$0.90	$0.92	$0.94	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.27	$1.22	$1.11	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.44	$1.38	$1.20	$1.27	$1.22	$1.11	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.19	$1.26	$1.20	$1.11	$1.14	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.40	$1.35	$1.19	$1.26	$1.20	$1.11	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.04	$1.06	$1.04	$1.01	$1.03	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.23	$1.11	$1.04	$1.06	$1.04	$1.01	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.41	$1.81	$1.92	$1.53	$1.54	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$3.18	$2.41	$1.81	$1.92	$1.53	$1.54	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$2.28	$1.78	$1.90	$1.59	$1.46	$1.47	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$2.64	$2.28	$1.78	$1.90	$1.59	$1.46	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.97	$0.99	$0.99	$0.96	$1.00	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.07	$1.03	$0.97	$0.99	$0.99	$0.96	$1.00	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.06	$0.97	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.32	$1.15	$0.98	$1.06	$0.97	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.99	$1.50	$1.61	$1.34	$1.33	$1.29	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$2.64	$1.99	$1.50	$1.61	$1.34	$1.33	$1.29	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.11	$1.35	$1.08	$1.18	$1.14	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.45	$1.36	$1.11	$1.35	$1.08	$1.18	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.09	$1.69	$1.96	$1.65	$1.41	$1.51	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$2.20	$2.09	$1.69	$1.96	$1.65	$1.41	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.96	$1.52	$1.79	$1.61	$1.44	$1.54	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$2.07	$1.96	$1.52	$1.79	$1.61	$1.44	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.77	$1.53	$1.79	$1.63	$1.46	$1.54	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$1.89	$1.77	$1.53	$1.79	$1.63	$1.46	$1.54	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.12	$1.14	$1.10	$1.03	$1.07	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.21	$1.12	$1.14	$1.10	$1.03	$1.07	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.01	$1.00	$0.99	$1.00	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.01	$1.01	$1.00	$0.99	$1.00	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

152	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.01	$1.04	$1.01	$1.00	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.01	$1.04	$1.01	$1.00	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.04	$1.06	$1.06	$0.99	$1.03	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.17	$1.10	$1.04	$1.06	$1.06	$0.99	$1.03	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.24	$1.34	$1.29	$1.25	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.43	$1.53	$1.24	$1.34	$1.29	$1.25	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.13	$0.99	$1.20	$0.99	$0.97	$1.02	$1.05	$1.00	—
Accumulation unit value at end of period	$1.16	$1.13	$0.99	$1.20	$0.99	$0.97	$1.02	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.46	$1.91	$1.99	$1.53	$1.48	$1.36	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$3.18	$2.46	$1.91	$1.99	$1.53	$1.48	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.21	$1.70	$1.75	$1.36	$1.43	$1.37	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$2.97	$2.21	$1.70	$1.75	$1.36	$1.43	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.08	$1.63	$1.85	$1.61	$1.44	$1.48	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$2.11	$2.08	$1.63	$1.85	$1.61	$1.44	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.21	$1.78	$1.76	$1.36	$1.34	$1.28	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$3.81	$2.21	$1.78	$1.76	$1.36	$1.34	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.78	$1.44	$1.62	$1.42	$1.27	$1.41	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.79	$1.78	$1.44	$1.62	$1.42	$1.27	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.97	$0.99	$0.97	$0.97	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.03	$0.97	$0.99	$0.97	$0.97	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.22	$1.77	$2.00	$1.77	$1.49	$1.52	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$2.35	$2.22	$1.77	$2.00	$1.77	$1.49	$1.52	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.93	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.08	$1.49	$1.58	$1.31	$1.29	$1.35	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$2.59	$2.08	$1.49	$1.58	$1.31	$1.29	$1.35	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.88	$0.99	$0.94	$0.92	$1.00	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$1.03	$0.99	$0.88	$0.99	$0.94	$0.92	$1.00	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.10	$1.63	$1.78	$1.49	$1.41	$1.43	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$2.69	$2.10	$1.63	$1.78	$1.49	$1.41	$1.43	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.78	$1.47	$1.76	$1.48	$1.35	$1.40	$1.34	$1.01	$1.00
Accumulation unit value at end of period	$2.06	$1.78	$1.47	$1.76	$1.48	$1.35	$1.40	$1.34	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	153

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.07	$1.01	$0.96	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$1.17	$1.11	$1.02	$1.07	$1.01	$0.96	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.20	$1.12	$1.00	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.28	$1.29	$1.13	$1.20	$1.12	$1.00	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.69	$1.40	$1.57	$1.48	$1.29	$1.39	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.57	$1.69	$1.40	$1.57	$1.48	$1.29	$1.39	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.89	$1.52	$1.78	$1.64	$1.28	$1.41	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.95	$1.89	$1.52	$1.78	$1.64	$1.28	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.83	$0.91	$0.89	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.89	$0.83	$0.91	$0.89	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.97	$1.53	$1.80	$1.34	$1.37	$1.35	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$2.47	$1.97	$1.53	$1.80	$1.34	$1.37	$1.35	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$1.04	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.02	$1.63	$1.85	$1.66	$1.43	$1.55	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$2.37	$2.02	$1.63	$1.85	$1.66	$1.43	$1.55	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.13	$1.04	$0.95	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.26	$1.16	$1.03	$1.13	$1.04	$0.95	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.11	$0.96	$1.00	$1.11	$1.19	$1.00	—
Accumulation unit value at end of period	$1.38	$1.24	$1.03	$1.11	$0.96	$1.00	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.18	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.18	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.97	$1.01	$0.99	$0.99	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.13	$1.05	$0.97	$1.01	$0.99	$0.99	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.29	$1.73	$1.81	$1.44	$1.47	$1.42	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$2.98	$2.29	$1.73	$1.81	$1.44	$1.47	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.21	$1.32	$1.12	$1.10	$1.13	$1.12	$1.00	—
Accumulation unit value at end of period	$1.39	$1.40	$1.21	$1.32	$1.12	$1.10	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.74	$1.42	$1.43	$1.27	$1.17	$1.39	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.80	$1.74	$1.42	$1.43	$1.27	$1.17	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.10	$1.53	$1.40	$1.03	$1.15	$1.25	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$5.19	$2.10	$1.53	$1.40	$1.03	$1.15	$1.25	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

154	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$2.03	$1.65	$1.78	$1.54	$1.43	$1.46	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$2.38	$2.03	$1.65	$1.78	$1.54	$1.43	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.86	$0.94	$0.89	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.03	$0.97	$0.86	$0.94	$0.89	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.15	$1.03	$0.93	$1.04	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.24	$1.17	$1.06	$1.15	$1.03	$0.93	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$0.99	$1.07	$0.95	$0.93	$0.95	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$0.99	$1.07	$0.95	$0.93	$0.95	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.97	$1.00	$0.97	$0.96	$0.98	$0.96	$1.00	—
Accumulation unit value at end of period	$1.10	$1.04	$0.97	$1.00	$0.97	$0.96	$0.98	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.93	$0.93	$0.92	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$0.86	$0.93	$0.93	$0.93	$0.93	$0.92	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$1.28	$0.94	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.60	$1.34	$1.49	$1.27	$1.22	$1.26	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.80	$1.60	$1.34	$1.49	$1.27	$1.22	$1.26	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.12	$1.06	$1.04	$1.06	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.24	$1.16	$1.06	$1.12	$1.06	$1.04	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.09	$0.96	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.09	$0.96	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.15	$0.99	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.20	$1.13	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.14	$1.04	$1.03	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.28	$1.20	$1.07	$1.14	$1.04	$1.03	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.27	$1.10	$1.09	$1.14	$1.11	$1.00	—
Accumulation unit value at end of period	$1.46	$1.34	$1.15	$1.27	$1.10	$1.09	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.28	$1.14	$1.12	$1.17	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.46	$1.35	$1.18	$1.28	$1.14	$1.12	$1.17	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.29	$1.16	$1.13	$1.16	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.52	$1.37	$1.20	$1.29	$1.16	$1.13	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	155

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.27	$1.39	$1.21	$1.17	$1.20	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.65	$1.48	$1.27	$1.39	$1.21	$1.17	$1.20	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.13	$1.20	$1.11	$1.09	$1.11	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$1.13	$1.20	$1.11	$1.09	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	88	88	88	88	88	88	88	88	88
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.02	$1.00	$1.00	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.00	$1.02	$1.00	$1.00	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.91	$1.54	$1.71	$1.45	$1.35	$1.37	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$2.19	$1.91	$1.54	$1.71	$1.45	$1.35	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.08	$1.32	$1.10	$1.16	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$1.08	$1.32	$1.10	$1.16	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.08	$1.36	$1.09	$1.16	$1.21	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.61	$1.34	$1.08	$1.36	$1.09	$1.16	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.34	$1.09	$1.03	$1.13	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.14	$1.21	$1.09	$1.34	$1.09	$1.03	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.37	$1.47	$1.26	$1.21	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$2.22	$1.63	$1.37	$1.47	$1.26	$1.21	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.32	$1.56	$1.49	$1.21	$1.36	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.59	$1.55	$1.32	$1.56	$1.49	$1.21	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.10	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.19	$1.06	$1.10	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.34	$1.13	$1.20	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.34	$1.13	$1.20	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.15	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.26	$1.09	$1.15	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.05	$1.59	$1.74	$1.47	$1.34	$1.40	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$2.44	$2.05	$1.59	$1.74	$1.47	$1.34	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.02	$1.64	$1.65	$1.34	$1.26	$1.32	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$3.12	$2.02	$1.64	$1.65	$1.34	$1.26	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.09	$1.02	$0.90	$0.98	$1.01	$1.00	—
Accumulation unit value at end of period	$1.20	$1.14	$1.02	$1.09	$1.02	$0.90	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

156	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.20	$1.07	$1.05	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.27	$1.23	$1.09	$1.20	$1.07	$1.05	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$2.57	$1.95	$1.94	$1.50	$1.49	$1.37	$1.23	$1.00
Accumulation unit value at end of period	$3.41	$2.57	$1.95	$1.94	$1.50	$1.49	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.90	$0.76	$0.95	$0.98	$0.71	$1.16	$1.06	$1.00
Accumulation unit value at end of period	$0.66	$0.90	$0.76	$0.95	$0.98	$0.71	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
American Century VP Value, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.67	$1.34	$1.50	$1.41	$1.19	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.65	$1.67	$1.34	$1.50	$1.41	$1.19	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.07	$1.18	$1.06	$1.04	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.47	$1.24	$1.07	$1.18	$1.06	$1.04	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.56	$1.30	$1.40	$1.25	$1.19	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.80	$1.56	$1.30	$1.40	$1.25	$1.19	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.52	$0.49	$0.58	$0.59	$0.53	$0.71	$0.92	$1.00
Accumulation unit value at end of period	$0.50	$0.52	$0.49	$0.58	$0.59	$0.53	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.99	$1.52	$1.71	$1.43	$1.35	$1.33	$1.20	$1.00
Accumulation unit value at end of period	$2.38	$1.99	$1.52	$1.71	$1.43	$1.35	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.97	$1.61	$1.71	$1.40	$1.33	$1.34	$1.19	$1.00
Accumulation unit value at end of period	$2.20	$1.97	$1.61	$1.71	$1.40	$1.33	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.59	$1.31	$1.42	$1.27	$1.14	$1.19	$1.11	$1.00
Accumulation unit value at end of period	$1.58	$1.59	$1.31	$1.42	$1.27	$1.14	$1.19	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.04	$0.94	$0.87	$0.89	$0.90	$1.00
Accumulation unit value at end of period	$1.09	$1.04	$0.94	$1.04	$0.94	$0.87	$0.89	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$0.94	$1.23	$0.85	$0.83	$0.93	$0.97	$1.00
Accumulation unit value at end of period	$1.59	$1.22	$0.94	$1.23	$0.85	$0.83	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.78	$0.84	$0.81	$0.83	$0.91	$0.92	$1.00
Accumulation unit value at end of period	$0.87	$0.85	$0.78	$0.84	$0.81	$0.83	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.91	$0.92	$0.93	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.90	$0.91	$0.91	$0.92	$0.93	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.14	$1.09	$0.99	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.28	$1.22	$1.07	$1.14	$1.09	$0.99	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.94	$1.00	$0.96	$0.88	$0.91	$0.89	$1.00
Accumulation unit value at end of period	$1.11	$1.07	$0.94	$1.00	$0.96	$0.88	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	157

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.01	$0.99	$0.97	$0.99	$0.95	$1.00
Accumulation unit value at end of period	$1.17	$1.06	$0.99	$1.01	$0.99	$0.97	$0.99	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.19	$1.64	$1.75	$1.39	$1.40	$1.31	$1.17	$1.00
Accumulation unit value at end of period	$2.88	$2.19	$1.64	$1.75	$1.39	$1.40	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$2.00	$1.56	$1.67	$1.40	$1.28	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$2.32	$2.00	$1.56	$1.67	$1.40	$1.28	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.95	$0.96	$0.97	$0.93	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$1.04	$1.00	$0.95	$0.96	$0.97	$0.93	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.05	$0.97	$0.96	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$0.98	$1.05	$0.97	$0.96	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.92	$1.45	$1.55	$1.29	$1.29	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$2.54	$1.92	$1.45	$1.55	$1.29	$1.29	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$0.98	$1.20	$0.96	$1.04	$1.01	$1.13	$1.00
Accumulation unit value at end of period	$1.28	$1.20	$0.98	$1.20	$0.96	$1.04	$1.01	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.81	$1.46	$1.70	$1.43	$1.22	$1.31	$1.20	$1.00
Accumulation unit value at end of period	$1.90	$1.81	$1.46	$1.70	$1.43	$1.22	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.68	$1.30	$1.54	$1.38	$1.24	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.77	$1.68	$1.30	$1.54	$1.38	$1.24	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.54	$1.34	$1.56	$1.42	$1.27	$1.34	$1.29	$1.00
Accumulation unit value at end of period	$1.65	$1.54	$1.34	$1.56	$1.42	$1.27	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.06	$1.02	$0.95	$0.99	$0.97	$1.00
Accumulation unit value at end of period	$1.17	$1.11	$1.03	$1.06	$1.02	$0.95	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.01	$1.00	$1.00	$1.00	$0.97	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.01	$1.01	$1.00	$1.00	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.98	$1.01	$0.99	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.12	$1.05	$0.98	$1.01	$0.99	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.97	$1.00	$0.99	$0.93	$0.97	$0.91	$1.00
Accumulation unit value at end of period	$1.10	$1.03	$0.97	$1.00	$0.99	$0.93	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$0.98	$1.06	$1.03	$1.00	$1.03	$0.92	$1.00
Accumulation unit value at end of period	$1.13	$1.22	$0.98	$1.06	$1.03	$1.00	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.13	$0.98	$1.20	$0.99	$0.97	$1.02	$1.04	$1.00
Accumulation unit value at end of period	$1.15	$1.13	$0.98	$1.20	$0.99	$0.97	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

158	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.32	$1.80	$1.88	$1.45	$1.40	$1.29	$1.17	$1.00
Accumulation unit value at end of period	$3.00	$2.32	$1.80	$1.88	$1.45	$1.40	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.11	$1.63	$1.68	$1.31	$1.37	$1.32	$1.22	$1.00
Accumulation unit value at end of period	$2.84	$2.11	$1.63	$1.68	$1.31	$1.37	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.77	$1.40	$1.58	$1.38	$1.23	$1.27	$1.17	$1.00
Accumulation unit value at end of period	$1.80	$1.77	$1.40	$1.58	$1.38	$1.23	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.12	$1.71	$1.69	$1.30	$1.29	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$3.66	$2.12	$1.71	$1.69	$1.30	$1.29	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.55	$1.25	$1.41	$1.24	$1.10	$1.23	$1.14	$1.00
Accumulation unit value at end of period	$1.56	$1.55	$1.25	$1.41	$1.24	$1.10	$1.23	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.97	$0.99	$0.97	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.10	$1.03	$0.97	$0.99	$0.97	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.89	$1.51	$1.71	$1.51	$1.28	$1.30	$1.18	$1.00
Accumulation unit value at end of period	$2.00	$1.89	$1.51	$1.71	$1.51	$1.28	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$1.00
Accumulation unit value at end of period	$0.95	$0.93	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.90	$1.37	$1.45	$1.20	$1.18	$1.24	$1.16	$1.00
Accumulation unit value at end of period	$2.38	$1.90	$1.37	$1.45	$1.20	$1.18	$1.24	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.85	$0.96	$0.91	$0.89	$0.97	$0.95	$1.00
Accumulation unit value at end of period	$0.99	$0.96	$0.85	$0.96	$0.91	$0.89	$0.97	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.90	$1.47	$1.61	$1.35	$1.27	$1.29	$1.18	$1.00
Accumulation unit value at end of period	$2.43	$1.90	$1.47	$1.61	$1.35	$1.27	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.61	$1.33	$1.59	$1.34	$1.22	$1.27	$1.22	$1.00
Accumulation unit value at end of period	$1.86	$1.61	$1.33	$1.59	$1.34	$1.22	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.07	$1.01	$0.95	$0.99	$0.98	$1.00
Accumulation unit value at end of period	$1.16	$1.11	$1.02	$1.07	$1.01	$0.95	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.20	$1.12	$1.00	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.27	$1.29	$1.13	$1.20	$1.12	$1.00	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.46	$1.21	$1.36	$1.28	$1.12	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.36	$1.46	$1.21	$1.36	$1.28	$1.12	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.64	$1.32	$1.55	$1.43	$1.11	$1.23	$1.24	$1.00
Accumulation unit value at end of period	$1.70	$1.64	$1.32	$1.55	$1.43	$1.11	$1.23	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	159

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.83	$0.91	$0.88	$0.90	$0.96	$1.00	—
Accumulation unit value at end of period	$0.93	$0.89	$0.83	$0.91	$0.88	$0.90	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.54	$1.15	$1.18	$1.16	$1.15	$1.00
Accumulation unit value at end of period	$2.12	$1.69	$1.31	$1.54	$1.15	$1.18	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.94	$1.01	$0.97	$0.93	$0.97	$0.96	$1.00
Accumulation unit value at end of period	$1.04	$1.02	$0.94	$1.01	$0.97	$0.93	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.72	$1.39	$1.58	$1.41	$1.22	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$2.02	$1.72	$1.39	$1.58	$1.41	$1.22	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.12	$1.04	$0.95	$1.01	$0.98	$1.00
Accumulation unit value at end of period	$1.25	$1.16	$1.03	$1.12	$1.04	$0.95	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.11	$0.96	$1.00	$1.11	$1.19	$1.00
Accumulation unit value at end of period	$1.38	$1.23	$1.03	$1.11	$0.96	$1.00	$1.11	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.18	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.18	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.97	$1.00	$0.99	$0.98	$1.00	$0.98	$1.00
Accumulation unit value at end of period	$1.13	$1.04	$0.97	$1.00	$0.99	$0.98	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$2.11	$1.59	$1.67	$1.33	$1.35	$1.31	$1.19	$1.00
Accumulation unit value at end of period	$2.75	$2.11	$1.59	$1.67	$1.33	$1.35	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.21	$1.32	$1.11	$1.10	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.38	$1.40	$1.21	$1.32	$1.11	$1.10	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/29/2013)
Accumulation unit value at beginning of period	$1.45	$1.18	$1.20	$1.06	$0.98	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$1.50	$1.45	$1.18	$1.20	$1.06	$0.98	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/29/2013)
Accumulation unit value at beginning of period	$2.07	$1.50	$1.39	$1.02	$1.14	$1.23	$1.23	$1.00
Accumulation unit value at end of period	$5.11	$2.07	$1.50	$1.39	$1.02	$1.14	$1.23	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/29/2013)
Accumulation unit value at beginning of period	$1.78	$1.44	$1.56	$1.35	$1.25	$1.28	$1.18	$1.00
Accumulation unit value at end of period	$2.08	$1.78	$1.44	$1.56	$1.35	$1.25	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.85	$0.93	$0.89	$0.91	$0.98	$1.00	—
Accumulation unit value at end of period	$1.03	$0.97	$0.85	$0.93	$0.89	$0.91	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.98	$1.05	$0.94	$0.85	$0.96	$0.97	$1.00
Accumulation unit value at end of period	$1.13	$1.07	$0.98	$1.05	$0.94	$0.85	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.04	$0.93	$0.91	$0.93	$0.90	$1.00
Accumulation unit value at end of period	$1.26	$1.10	$0.96	$1.04	$0.93	$0.91	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

160	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.97	$1.00	$0.97	$0.96	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$1.10	$1.03	$0.97	$1.00	$0.97	$0.96	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.92	$0.92	$0.91	$0.97	$0.97	$1.00
Accumulation unit value at end of period	$0.86	$0.93	$0.92	$0.92	$0.92	$0.91	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	$1.00
Accumulation unit value at end of period	$1.28	$0.94	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.45	$1.22	$1.36	$1.16	$1.12	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.64	$1.45	$1.22	$1.36	$1.16	$1.12	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	72	72	72	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.07	$1.01	$1.00	$1.02	$0.99	$1.00
Accumulation unit value at end of period	$1.19	$1.10	$1.02	$1.07	$1.01	$1.00	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.09	$0.96	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.09	$0.96	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.14	$0.99	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.14	$0.99	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.02	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.19	$1.12	$1.02	$1.07	$1.01	$1.00	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.13	$1.04	$1.03	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.28	$1.19	$1.07	$1.13	$1.04	$1.03	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	167	103	124	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.27	$1.10	$1.08	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.46	$1.33	$1.15	$1.27	$1.10	$1.08	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.20	$1.07	$1.05	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$1.11	$1.20	$1.07	$1.05	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.11	$1.20	$1.08	$1.05	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.41	$1.27	$1.11	$1.20	$1.08	$1.05	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	25	25	25	219	221	191	82	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.28	$1.12	$1.08	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.52	$1.36	$1.17	$1.28	$1.12	$1.08	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	76	76	76	76	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.13	$1.05	$1.03	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.29	$1.19	$1.06	$1.13	$1.05	$1.03	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	64	81	89	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.97	$0.99	$0.98	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.09	$1.03	$0.97	$0.99	$0.98	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.71	$1.38	$1.53	$1.30	$1.21	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.96	$1.71	$1.38	$1.53	$1.30	$1.21	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	161

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013
Variable Portfolio – Partners International Core Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$0.93	$1.14	$0.95	$1.00	$1.03	$1.13	$1.00
Accumulation unit value at end of period	$1.18	$1.09	$0.93	$1.14	$0.95	$1.00	$1.03	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$0.99	$1.24	$1.00	$1.06	$1.11	$1.13	$1.00
Accumulation unit value at end of period	$1.47	$1.22	$0.99	$1.24	$1.00	$1.06	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	$1.24	$1.01	$0.95	$1.05	$1.15	$1.00
Accumulation unit value at end of period	$1.05	$1.11	$1.00	$1.24	$1.01	$0.95	$1.05	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.51	$1.27	$1.36	$1.17	$1.12	$1.21	$1.24	$1.00
Accumulation unit value at end of period	$2.05	$1.51	$1.27	$1.36	$1.17	$1.12	$1.21	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.16	$1.37	$1.30	$1.06	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.39	$1.36	$1.16	$1.37	$1.30	$1.06	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.10	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.19	$1.05	$1.10	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.34	$1.13	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.34	$1.13	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.15	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.26	$1.09	$1.15	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.84	$1.43	$1.56	$1.32	$1.20	$1.26	$1.16	$1.00
Accumulation unit value at end of period	$2.18	$1.84	$1.43	$1.56	$1.32	$1.20	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.97	$1.61	$1.62	$1.31	$1.24	$1.30	$1.35	$1.00
Accumulation unit value at end of period	$3.05	$1.97	$1.61	$1.62	$1.31	$1.24	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.08	$1.02	$0.90	$0.97	$1.01	$1.00
Accumulation unit value at end of period	$1.20	$1.14	$1.02	$1.08	$1.02	$0.90	$0.97	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

162	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Variable Annuity Account, as indicated in Note 1, sponsored by RiverSource Life Insurance Co. of New York as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource of New York Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource of New York Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agent and investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 21, 2021

We have served as the auditor of one or more of the divisions of RiverSource of New York Variable Annuity Account since 2010.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	163

Statement of Assets and Liabilities

December 31, 2020	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Assets
Investments, at fair value(1),(2)	$939,377	$640,651	$4,593,080	$4,384,450	$5,684,594
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	243	—	211
Receivable for share redemptions	921	486	3,404	5,200	5,754
Total assets	940,298	641,137	4,596,727	4,389,650	5,690,559

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	921	486	3,404	3,248	4,994
Contract terminations	—	—	—	1,952	760
Payable for investments purchased	—	—	243	—	211
Total liabilities	921	486	3,647	5,200	5,965
Net assets applicable to contracts in accumulation period	937,818	639,857	4,592,592	4,375,314	5,634,671
Net assets applicable to contracts in payment period	—	—	—	9,136	45,698
Net assets applicable to seed money	1,559	794	488	—	4,225
Total net assets	$939,377	$640,651	$4,593,080	$4,384,450	$5,684,594
(1) Investment shares	68,071	15,803	161,558	305,750	79,494
(2) Investments, at cost	$846,173	$345,209	$4,063,311	$4,534,486	$4,331,029

December 31, 2020 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Assets
Investments, at fair value(1),(2)	$1,277,015	$294,732	$1,155,151	$2,141,488	$3,151,845
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	148	—	17	28	16,032
Receivable for share redemptions	1,783	211	846	2,109	2,433
Total assets	1,278,946	294,943	1,156,014	2,143,625	3,170,310

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,094	211	846	1,756	2,433
Contract terminations	689	—	—	353	—
Payable for investments purchased	148	—	17	28	16,032
Total liabilities	1,931	211	863	2,137	18,465
Net assets applicable to contracts in accumulation period	1,275,779	294,732	1,150,776	2,141,308	3,151,481
Net assets applicable to contracts in payment period	—	—	4,202	—	—
Net assets applicable to seed money	1,236	—	173	180	364
Total net assets	$1,277,015	$294,732	$1,155,151	$2,141,488	$3,151,845
(1) Investment shares	195,561	20,903	82,100	104,107	117,826
(2) Investments, at cost	$1,667,030	$183,985	$737,252	$1,776,639	$1,934,148

See accompanying notes to financial statements.

164	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2020 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$625,585	$9,796,410	$3,710,984	$752,672	$747,105
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	67	—	—
Receivable for share redemptions	441	15,894	3,498	536	1,162
Total assets	626,026	9,812,304	3,714,549	753,208	748,267

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	441	8,255	3,305	536	581
Contract terminations	—	7,639	193	—	581
Payable for investments purchased	—	—	67	—	—
Total liabilities	441	15,894	3,565	536	1,162
Net assets applicable to contracts in accumulation period	625,585	9,763,569	3,710,106	752,551	746,723
Net assets applicable to contracts in payment period	—	31,615	—	—	—
Net assets applicable to seed money	—	1,226	878	121	382
Total net assets	$625,585	$9,796,410	$3,710,984	$752,672	$747,105
(1) Investment shares	56,006	875,461	227,807	298,679	20,413
(2) Investments, at cost	$433,826	$7,423,181	$3,351,210	$590,692	$494,656

December 31, 2020 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value(1),(2)	$43,556,947	$478,838	$4,179,723	$1,489,607	$18,579,878
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	10,107	—	20	—	169
Receivable for share redemptions	45,087	422	6,688	1,387	18,016
Total assets	43,612,141	479,260	4,186,431	1,490,994	18,598,063

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	39,753	422	3,829	1,387	17,114
Contract terminations	5,334	—	2,859	—	902
Payable for investments purchased	10,107	—	20	—	169
Total liabilities	55,194	422	6,708	1,387	18,185
Net assets applicable to contracts in accumulation period	43,365,139	477,449	4,179,372	1,488,789	18,461,560
Net assets applicable to contracts in payment period	191,503	—	—	—	117,764
Net assets applicable to seed money	305	1,389	351	818	554
Total net assets	$43,556,947	$478,838	$4,179,723	$1,489,607	$18,579,878
(1) Investment shares	1,195,306	111,878	130,413	22,906	282,112
(2) Investments, at cost	$29,621,677	$586,945	$2,588,446	$1,067,510	$7,143,245

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	165

Statement of Assets and Liabilities

December 31, 2020 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Assets
Investments, at fair value(1),(2)	$2,351,484	$20,364,758	$1,366,252	$2,832,259	$8,365,799
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,036	445	—	—
Receivable for share redemptions	2,551	21,281	968	2,561	9,448
Total assets	2,354,035	20,387,075	1,367,665	2,834,820	8,375,247

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,174	16,835	968	2,561	7,142
Contract terminations	377	4,446	—	—	2,306
Payable for investments purchased	—	1,036	445	—	—
Total liabilities	2,551	22,317	1,413	2,561	9,448
Net assets applicable to contracts in accumulation period	2,351,102	20,181,363	1,365,299	2,831,172	8,294,431
Net assets applicable to contracts in payment period	—	183,395	—	—	71,368
Net assets applicable to seed money	382	—	953	1,087	—
Total net assets	$2,351,484	$20,364,758	$1,366,252	$2,832,259	$8,365,799
(1) Investment shares	80,752	689,863	137,174	130,760	383,752
(2) Investments, at cost	$1,797,228	$9,303,998	$1,332,506	$2,238,942	$5,661,084

December 31, 2020 (continued)	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$847,371	$3,751,820	$7,083,848	$10,004,184	$3,034,134
Dividends receivable	—	—	2	3	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	3,014	454	598	—
Receivable for share redemptions	851	3,046	6,520	8,238	2,911
Total assets	848,222	3,757,880	7,090,824	10,013,023	3,037,045

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	851	3,036	6,520	8,223	2,911
Contract terminations	—	10	—	15	—
Payable for investments purchased	—	3,014	454	598	—
Total liabilities	851	6,060	6,974	8,836	2,911
Net assets applicable to contracts in accumulation period	846,585	3,743,269	7,067,894	9,988,045	3,033,214
Net assets applicable to contracts in payment period	—	8,551	—	16,142	—
Net assets applicable to seed money	786	—	15,956	—	920
Total net assets	$847,371	$3,751,820	$7,083,850	$10,004,187	$3,034,134
(1) Investment shares	95,640	419,198	7,083,848	10,004,184	446,853
(2) Investments, at cost	$858,262	$4,292,499	$7,083,845	$10,004,087	$2,955,096

See accompanying notes to financial statements.

166	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2020 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$6,750,512	$3,840,997	$5,912,112	$4,746,827	$17,000,631
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,409	50	3,336	—	8,611
Receivable for share redemptions	5,820	3,424	4,916	4,277	13,928
Total assets	6,757,741	3,844,471	5,920,364	4,751,104	17,023,170

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,710	3,424	4,734	4,277	13,852
Contract terminations	110	—	182	—	76
Payable for investments purchased	1,409	50	3,336	—	8,611
Total liabilities	7,229	3,474	8,252	4,277	22,539
Net assets applicable to contracts in accumulation period	6,705,930	3,840,020	5,892,257	4,746,086	16,923,749
Net assets applicable to contracts in payment period	44,582	—	19,855	—	76,882
Net assets applicable to seed money	—	977	—	741	—
Total net assets	$6,750,512	$3,840,997	$5,912,112	$4,746,827	$17,000,631
(1) Investment shares	985,476	501,436	762,853	413,487	1,473,192
(2) Investments, at cost	$6,583,082	$3,795,573	$6,360,666	$4,432,499	$15,561,438

December 31, 2020 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$3,620,065	$4,786,731	$57,309,529	$3,536,953	$1,495,930
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	816	—	—
Receivable for share redemptions	3,300	7,924	75,148	3,016	1,223
Total assets	3,623,365	4,794,655	57,385,493	3,539,969	1,497,153

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,300	3,486	48,551	3,016	1,223
Contract terminations	—	4,438	26,597	—	—
Payable for investments purchased	—	—	816	—	—
Total liabilities	3,300	7,924	75,964	3,016	1,223
Net assets applicable to contracts in accumulation period	3,619,667	4,786,452	57,309,224	3,536,016	1,494,479
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	398	279	305	937	1,451
Total net assets	$3,620,065	$4,786,731	$57,309,529	$3,536,953	$1,495,930
(1) Investment shares	126,091	164,379	1,895,783	353,342	121,226
(2) Investments, at cost	$2,349,255	$1,597,696	$37,868,588	$3,422,382	$1,344,308

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	167

Statement of Assets and Liabilities

December 31, 2020 (continued)	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$1,073,949	$4,394,436	$566,065	$3,705,501	$1,450,937
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,055	4,523	537	4,195	1,386
Total assets	1,075,004	4,398,959	566,602	3,709,696	1,452,323

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,055	4,184	537	3,398	1,386
Contract terminations	—	339	—	797	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	1,055	4,523	537	4,195	1,386
Net assets applicable to contracts in accumulation period	1,073,404	4,356,888	564,865	3,674,817	1,450,474
Net assets applicable to contracts in payment period	—	37,050	—	30,684	—
Net assets applicable to seed money	545	498	1,200	—	463
Total net assets	$1,073,949	$4,394,436	$566,065	$3,705,501	$1,450,937
(1) Investment shares	24,508	99,041	40,175	261,873	50,258
(2) Investments, at cost	$681,291	$1,523,590	$523,465	$3,235,873	$1,211,121

December 31, 2020 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$770,104	$1,293,507	$1,851,047	$669,666	$1,304,107
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	20	—	—	—	—
Receivable for share redemptions	974	1,274	4,293	649	1,722
Total assets	771,098	1,294,781	1,855,340	670,315	1,305,829

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	643	1,274	1,455	649	972
Contract terminations	331	—	2,838	—	750
Payable for investments purchased	20	—	—	—	—
Total liabilities	994	1,274	4,293	649	1,722
Net assets applicable to contracts in accumulation period	769,742	1,293,149	1,851,011	669,246	1,303,210
Net assets applicable to contracts in payment period	—	—	—	—	514
Net assets applicable to seed money	362	358	36	420	383
Total net assets	$770,104	$1,293,507	$1,851,047	$669,666	$1,304,107
(1) Investment shares	26,355	47,538	67,213	25,156	48,336
(2) Investments, at cost	$490,668	$1,017,919	$893,838	$532,948	$674,390

See accompanying notes to financial statements.

168	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2020 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$3,290,237	$947,006	$3,510,464	$553,992	$1,014,560
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	2,471	28	—
Receivable for share redemptions	3,177	887	3,467	411	1,022
Total assets	3,293,414	947,893	3,516,402	554,431	1,015,582

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,177	887	2,688	410	1,022
Contract terminations	—	—	779	1	—
Payable for investments purchased	—	—	2,471	28	—
Total liabilities	3,177	887	5,938	439	1,022
Net assets applicable to contracts in accumulation period	3,289,356	946,062	3,504,227	553,992	1,013,550
Net assets applicable to contracts in payment period	—	—	6,237	—	—
Net assets applicable to seed money	881	944	—	—	1,010
Total net assets	$3,290,237	$947,006	$3,510,464	$553,992	$1,014,560
(1) Investment shares	754,641	87,686	324,143	163,903	87,012
(2) Investments, at cost	$3,260,794	$916,043	$3,375,070	$958,928	$957,365

December 31, 2020 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$1,617,274	$4,160,402	$836,693	$1,802,187	$6,691,268
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	2,918	—	98	806
Receivable for share redemptions	1,411	3,206	745	2,043	17,826
Total assets	1,618,685	4,166,526	837,438	1,804,328	6,709,900

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,411	3,206	745	1,582	5,253
Contract terminations	—	—	—	461	12,573
Payable for investments purchased	—	2,918	—	98	806
Total liabilities	1,411	6,124	745	2,141	18,632
Net assets applicable to contracts in accumulation period	1,616,455	4,160,303	835,821	1,800,924	6,691,268
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	819	99	872	1,263	—
Total net assets	$1,617,274	$4,160,402	$836,693	$1,802,187	$6,691,268
(1) Investment shares	274,580	693,400	106,179	156,576	135,068
(2) Investments, at cost	$1,601,837	$4,709,589	$937,158	$1,637,107	$2,977,685
See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	169

Statement of Assets and Liabilities

December 31, 2020 (continued)	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$2,104,439	$791,060	$3,422,539	$1,270,296	$2,645,017
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	2,028	787	3,190	1,173	5,668
Total assets	2,106,467	791,847	3,425,729	1,271,469	2,650,685

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,028	787	3,190	1,173	2,347
Contract terminations	—	—	—	—	3,321
Payable for investments purchased	—	—	—	—	—
Total liabilities	2,028	787	3,190	1,173	5,668
Net assets applicable to contracts in accumulation period	2,103,817	790,502	3,422,210	1,269,235	2,644,681
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	622	558	329	1,061	336
Total net assets	$2,104,439	$791,060	$3,422,539	$1,270,296	$2,645,017
(1) Investment shares	43,606	16,994	116,294	20,848	101,032
(2) Investments, at cost	$1,337,081	$427,724	$2,555,768	$712,968	$2,129,502

December 31, 2020 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$1,186,717	$3,450,059	$940,452	$6,853,806	$1,320,356
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	80	—	353	—
Receivable for share redemptions	1,075	5,829	1,393	23,766	1,149
Total assets	1,187,792	3,455,968	941,845	6,877,925	1,321,505

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,075	3,108	741	6,703	1,149
Contract terminations	—	2,721	652	17,063	—
Payable for investments purchased	—	80	—	353	—
Total liabilities	1,075	5,909	1,393	24,119	1,149
Net assets applicable to contracts in accumulation period	1,185,844	3,449,695	935,383	6,853,038	1,319,910
Net assets applicable to contracts in payment period	—	—	4,662	—	—
Net assets applicable to seed money	873	364	407	768	446
Total net assets	$1,186,717	$3,450,059	$940,452	$6,853,806	$1,320,356
(1) Investment shares	103,463	108,085	29,071	667,362	33,083
(2) Investments, at cost	$1,145,323	$2,645,873	$599,005	$6,848,598	$678,219

See accompanying notes to financial statements.

170	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2020 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$711,121	$4,160,485	$35,393,542	$1,117,751	$6,738,796
Dividends receivable	—	10,483	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	524	4,613	—	10
Receivable for share redemptions	650	3,492	30,215	823	6,050
Total assets	711,771	4,174,984	35,428,370	1,118,574	6,744,856

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	650	3,331	30,215	823	5,071
Contract terminations	—	160	—	—	979
Payable for investments purchased	—	11,008	4,613	—	10
Total liabilities	650	14,499	34,828	823	6,060
Net assets applicable to contracts in accumulation period	710,144	4,154,638	35,369,093	1,117,751	6,699,964
Net assets applicable to contracts in payment period	—	5,847	22,391	—	38,417
Net assets applicable to seed money	977	—	2,058	—	415
Total net assets	$711,121	$4,160,485	$35,393,542	$1,117,751	$6,738,796
(1) Investment shares	51,983	460,740	757,405	50,531	310,258
(2) Investments, at cost	$680,366	$4,255,694	$24,331,709	$802,726	$4,963,122

December 31, 2020 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$1,904,173	$23,375,312	$233,097	$2,804,750	$8,189,305
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	371	188
Receivable for share redemptions	2,311	25,509	1,024	2,146	7,169
Total assets	1,906,484	23,400,821	234,121	2,807,267	8,196,662

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,409	18,936	177	2,146	7,169
Contract terminations	902	6,573	847	—	—
Payable for investments purchased	—	—	—	371	188
Total liabilities	2,311	25,509	1,024	2,517	7,357
Net assets applicable to contracts in accumulation period	1,904,173	23,350,089	233,097	2,803,789	8,188,597
Net assets applicable to contracts in payment period	—	23,531	—	845	—
Net assets applicable to seed money	—	1,692	—	116	708
Total net assets	$1,904,173	$23,375,312	$233,097	$2,804,750	$8,189,305
(1) Investment shares	49,743	626,852	8,829	106,848	701,139
(2) Investments, at cost	$1,430,495	$19,067,631	$166,793	$1,998,444	$8,003,601

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	171

Statement of Assets and Liabilities

December 31, 2020 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Assets
Investments, at fair value(1),(2)	$2,684,757	$3,434,831	$8,928,505	$7,785,682	$6,943,041
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	803	57	586	—	344
Receivable for share redemptions	1,988	3,190	8,601	9,979	7,405
Total assets	2,687,548	3,438,078	8,937,692	7,795,661	6,950,790

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,988	3,190	7,522	6,510	5,182
Contract terminations	—	—	1,079	3,469	2,223
Payable for investments purchased	803	57	586	—	344
Total liabilities	2,791	3,247	9,187	9,979	7,749
Net assets applicable to contracts in accumulation period	2,626,930	3,433,878	8,927,458	7,784,327	6,898,051
Net assets applicable to contracts in payment period	57,827	—	—	—	44,990
Net assets applicable to seed money	—	953	1,047	1,355	—
Total net assets	$2,684,757	$3,434,831	$8,928,505	$7,785,682	$6,943,041
(1) Investment shares	188,934	228,380	538,186	536,944	402,962
(2) Investments, at cost	$3,066,756	$3,470,313	$9,611,538	$8,378,352	$6,047,987

December 31, 2020 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Inv Opp VI Dis Mid Cap Gro, Ser I	Inv Opp VI Dis Mid Cap Gro, Ser II
Assets
Investments, at fair value(1),(2)	$519,958	$405,520	$4,304,679	$877,679	$692,172
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	188	—	814	—	—
Receivable for share redemptions	473	327	3,294	669	573
Total assets	520,619	405,847	4,308,787	878,348	692,745

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	473	327	3,294	609	573
Contract terminations	—	—	—	60	—
Payable for investments purchased	188	—	814	—	—
Total liabilities	661	327	4,108	669	573
Net assets applicable to contracts in accumulation period	518,953	405,520	4,304,679	877,679	691,347
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,005	—	—	—	825
Total net assets	$519,958	$405,520	$4,304,679	$877,679	$692,172
(1) Investment shares	55,197	30,016	214,376	8,208	7,059
(2) Investments, at cost	$506,101	$355,773	$3,310,434	$635,977	$508,331

See accompanying notes to financial statements.

172	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2020 (continued)	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II	Invesco Opp VI Main St, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I
Assets
Investments, at fair value(1),(2)	$8,832,962	$9,533,655	$274,010	$5,132,231	$425,149
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	6,186	—	—	—
Receivable for share redemptions	15,130	8,994	223	9,321	312
Total assets	8,848,092	9,548,835	274,233	5,141,552	425,461

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,615	7,615	223	4,520	312
Contract terminations	7,515	1,379	—	4,801	—
Payable for investments purchased	—	6,186	—	—	—
Total liabilities	15,130	15,180	223	9,321	312
Net assets applicable to contracts in accumulation period	8,830,337	9,527,712	273,705	5,130,367	425,149
Net assets applicable to contracts in payment period	—	5,134	—	—	—
Net assets applicable to seed money	2,625	809	305	1,864	—
Total net assets	$8,832,962	$9,533,655	$274,010	$5,132,231	$425,149
(1) Investment shares	171,981	1,906,731	9,288	190,718	4,772
(2) Investments, at cost	$6,551,270	$9,958,041	$272,203	$4,186,240	$243,316

December 31, 2020 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Assets
Investments, at fair value(1),(2)	$2,390,767	$1,261,034	$4,569,641	$5,731,342	$675,959
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	16,280	2,047	—	—	—
Receivable for share redemptions	1,823	1,179	6,011	6,212	616
Total assets	2,408,870	1,264,260	4,575,652	5,737,554	676,575

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,823	1,179	3,521	6,087	540
Contract terminations	—	—	2,490	125	76
Payable for investments purchased	16,280	2,047	—	—	—
Total liabilities	18,103	3,226	6,011	6,212	616
Net assets applicable to contracts in accumulation period	2,388,822	1,259,875	4,569,418	5,699,512	675,959
Net assets applicable to contracts in payment period	—	—	—	31,830	—
Net assets applicable to seed money	1,945	1,159	223	—	—
Total net assets	$2,390,767	$1,261,034	$4,569,641	$5,731,342	$675,959
(1) Investment shares	28,357	122,549	284,358	188,345	26,281
(2) Investments, at cost	$1,437,042	$1,280,009	$4,203,049	$5,330,141	$567,062

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	173

Statement of Assets and Liabilities

December 31, 2020 (continued)	Invesco VI Div Divd, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II
Assets
Investments, at fair value(1),(2)	$545,827	$1,594,615	$2,856,936	$1,610,196	$723,979
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	108	27	20	405	—
Receivable for share redemptions	426	1,537	2,987	1,141	634
Total assets	546,361	1,596,179	2,859,943	1,611,742	724,613

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	426	1,256	2,212	1,141	634
Contract terminations	—	281	775	—	—
Payable for investments purchased	108	27	20	405	—
Total liabilities	534	1,564	3,007	1,546	634
Net assets applicable to contracts in accumulation period	545,827	1,574,507	2,829,360	1,610,196	722,850
Net assets applicable to contracts in payment period	—	20,108	27,180	—	—
Net assets applicable to seed money	—	—	396	—	1,129
Total net assets	$545,827	$1,594,615	$2,856,936	$1,610,196	$723,979
(1) Investment shares	21,388	50,303	68,217	44,055	69,331
(2) Investments, at cost	$465,032	$1,257,680	$2,204,674	$976,598	$671,498

December 31, 2020 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Assets
Investments, at fair value(1),(2)	$9,147,504	$1,012,074	$1,419,741	$1,470,217	$1,070,555
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	76	—	1,249	—	197
Receivable for share redemptions	9,202	1,931	2,685	1,034	765
Total assets	9,156,782	1,014,005	1,423,675	1,471,251	1,071,517

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	9,202	735	1,252	1,034	765
Contract terminations	—	1,196	1,433	—	—
Payable for investments purchased	76	—	1,249	—	197
Total liabilities	9,278	1,931	3,934	1,034	962
Net assets applicable to contracts in accumulation period	9,145,709	1,012,074	1,418,689	1,470,217	1,070,555
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,795	—	1,052	—	—
Total net assets	$9,147,504	$1,012,074	$1,419,741	$1,470,217	$1,070,555
(1) Investment shares	198,427	11,572	101,555	71,718	29,266
(2) Investments, at cost	$7,945,540	$543,211	$1,329,526	$646,758	$999,086

See accompanying notes to financial statements.

174	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2020 (continued)	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Assets
Investments, at fair value(1),(2)	$3,345,378	$980,265	$3,975,507	$2,478,218	$5,224,526
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	146	—	278	—	975
Receivable for share redemptions	2,838	934	3,316	4,907	4,625
Total assets	3,348,362	981,199	3,979,101	2,483,125	5,230,126

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,764	934	3,041	1,708	4,316
Contract terminations	74	—	275	3,199	309
Payable for investments purchased	146	—	278	—	975
Total liabilities	2,984	934	3,594	4,907	5,600
Net assets applicable to contracts in accumulation period	3,342,061	978,891	3,975,372	2,478,218	5,218,447
Net assets applicable to contracts in payment period	—	—	—	—	4,476
Net assets applicable to seed money	3,317	1,374	135	—	1,603
Total net assets	$3,345,378	$980,265	$3,975,507	$2,478,218	$5,224,526
(1) Investment shares	70,016	72,451	161,147	104,965	150,606
(2) Investments, at cost	$2,153,333	$893,410	$2,979,908	$1,705,308	$4,384,363

December 31, 2020 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Assets
Investments, at fair value(1),(2)	$5,636,310	$779,870	$720,539	$635,865	$114,521
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	79	369	27	—	—
Receivable for share redemptions	14,021	799	560	575	102
Total assets	5,650,410	781,038	721,126	636,440	114,623

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,680	601	560	575	102
Contract terminations	9,341	198	—	—	—
Payable for investments purchased	79	369	27	—	—
Total liabilities	14,100	1,168	587	575	102
Net assets applicable to contracts in accumulation period	5,632,101	779,870	720,380	633,642	112,990
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	4,209	—	159	2,223	1,531
Total net assets	$5,636,310	$779,870	$720,539	$635,865	$114,521
(1) Investment shares	198,462	91,106	49,016	20,658	11,108
(2) Investments, at cost	$3,005,650	$835,194	$544,213	$449,262	$108,236

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	175

Statement of Assets and Liabilities

December 31, 2020 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Assets
Investments, at fair value(1),(2)	$3,803,593	$318,696	$5,772,301	$1,214,834	$560,038
Dividends receivable	—	—	8,930	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,888	—	56	—	2
Receivable for share redemptions	3,327	292	5,061	902	385
Total assets	3,809,808	318,988	5,786,348	1,215,736	560,425

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,157	292	5,061	902	385
Contract terminations	170	—	—	—	—
Payable for investments purchased	2,888	—	8,986	—	2
Total liabilities	6,215	292	14,047	902	387
Net assets applicable to contracts in accumulation period	3,802,739	317,081	5,748,315	1,214,834	555,677
Net assets applicable to contracts in payment period	—	—	—	—	4,080
Net assets applicable to seed money	854	1,615	23,986	—	281
Total net assets	$3,803,593	$318,696	$5,772,301	$1,214,834	$560,038
(1) Investment shares	339,304	24,107	498,041	70,344	33,983
(2) Investments, at cost	$3,648,996	$296,450	$5,538,147	$1,019,807	$438,454

December 31, 2020 (continued)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST FFI Strat
Assets
Investments, at fair value(1),(2)	$7,580,956	$1,101,483	$308,980	$1,593,091	$407,671
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	568	—	1,633	—
Receivable for share redemptions	8,130	780	1,066	1,438	307
Total assets	7,589,086	1,102,831	310,046	1,596,162	407,978

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,041	780	235	1,438	307
Contract terminations	89	—	831	—	—
Payable for investments purchased	—	568	—	1,633	—
Total liabilities	8,130	1,348	1,066	3,071	307
Net assets applicable to contracts in accumulation period	7,570,329	1,101,162	308,980	1,592,225	407,671
Net assets applicable to contracts in payment period	10,627	—	—	—	—
Net assets applicable to seed money	—	321	—	866	—
Total net assets	$7,580,956	$1,101,483	$308,980	$1,593,091	$407,671
(1) Investment shares	165,632	24,875	25,943	115,274	26,698
(2) Investments, at cost	$4,889,072	$730,401	$255,400	$1,874,847	$447,059

See accompanying notes to financial statements.

176	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2020 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4
Assets
Investments, at fair value(1),(2)	$1,120,609	$41,513,884	$44,452,560	$36,941,423	$29,428,690
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,063	3,669	29,834	1,300	125
Receivable for share redemptions	1,023	35,205	35,127	76,643	34,772
Total assets	1,122,695	41,552,758	44,517,521	37,019,366	29,463,587

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,023	35,205	35,077	33,078	24,772
Contract terminations	—	—	50	43,565	10,000
Payable for investments purchased	1,063	3,669	29,834	1,300	125
Total liabilities	2,086	38,874	64,961	77,943	34,897
Net assets applicable to contracts in accumulation period	1,118,451	41,513,679	44,452,560	36,940,819	29,428,601
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,158	205	—	604	89
Total net assets	$1,120,609	$41,513,884	$44,452,560	$36,941,423	$29,428,690
(1) Investment shares	95,943	1,639,569	1,752,861	2,262,181	1,803,229
(2) Investments, at cost	$800,598	$24,432,460	$22,026,591	$29,852,256	$21,938,935

December 31, 2020 (continued)	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$9,714,790	$20,145,728	$52,929,799	$106,709,784	$650,069,417
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	39	—	99,415	126,399
Receivable for share redemptions	8,097	17,208	48,643	95,026	636,098
Total assets	9,722,887	20,162,975	52,978,442	106,904,225	650,831,914

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,097	17,208	47,833	95,026	548,948
Contract terminations	—	—	810	—	87,150
Payable for investments purchased	—	39	—	99,415	126,399
Total liabilities	8,097	17,247	48,643	194,441	762,497
Net assets applicable to contracts in accumulation period	9,714,417	20,145,288	52,929,542	106,709,523	650,069,255
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	373	440	257	261	162
Total net assets	$9,714,790	$20,145,728	$52,929,799	$106,709,784	$650,069,417
(1) Investment shares	789,179	1,535,498	3,860,671	7,274,014	39,043,208
(2) Investments, at cost	$8,378,642	$17,118,330	$45,166,570	$84,810,784	$472,280,513

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	177

Statement of Assets and Liabilities

December 31, 2020 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$1,053,890,780	$482,331,165	$455,608,912	$190,172,785	$132,159,747
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,546	16,070	1,475	3,921	3,635
Receivable for share redemptions	962,425	429,436	414,216	277,910	107,090
Total assets	1,054,856,751	482,776,671	456,024,603	190,454,616	132,270,472

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	920,822	419,841	366,925	160,481	106,061
Contract terminations	41,603	9,595	47,291	117,429	1,029
Payable for investments purchased	3,546	16,070	1,475	3,921	3,635
Total liabilities	965,971	445,506	415,691	281,831	110,725
Net assets applicable to contracts in accumulation period	1,053,890,676	482,123,830	455,608,912	190,000,042	132,159,697
Net assets applicable to contracts in payment period	—	207,186	—	172,493	—
Net assets applicable to seed money	104	149	—	250	50
Total net assets	$1,053,890,780	$482,331,165	$455,608,912	$190,172,785	$132,159,747
(1) Investment shares	61,523,104	23,100,152	21,799,469	8,239,722	5,718,726
(2) Investments, at cost	$740,726,191	$308,335,321	$241,303,652	$113,702,856	$65,773,468

December 31, 2020 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$95,549,354	$86,036,128	$913,762	$245,919	$1,592,676
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	47,857	1,037	—	—	3
Receivable for share redemptions	182,753	72,835	891	227	1,748
Total assets	95,779,964	86,110,000	914,653	246,146	1,594,427

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	83,122	71,166	891	227	1,259
Contract terminations	99,631	1,669	—	—	489
Payable for investments purchased	47,857	1,037	—	—	3
Total liabilities	230,610	73,872	891	227	1,751
Net assets applicable to contracts in accumulation period	95,420,940	86,036,102	912,863	245,572	1,592,609
Net assets applicable to contracts in payment period	127,942	—	—	—	—
Net assets applicable to seed money	472	26	899	347	67
Total net assets	$95,549,354	$86,036,128	$913,762	$245,919	$1,592,676
(1) Investment shares	5,176,021	4,653,117	78,367	9,038	57,831
(2) Investments, at cost	$69,100,023	$53,572,225	$862,115	$144,151	$610,349

See accompanying notes to financial statements.

178	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2020 (continued)	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$389,159	$1,985,111	$1,040,933	$1,591,003	$715,465
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	340	1,823	958	1,520	667
Total assets	389,499	1,986,934	1,041,891	1,592,523	716,132

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	340	1,823	958	1,520	667
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	340	1,823	958	1,520	667
Net assets applicable to contracts in accumulation period	388,013	1,983,968	1,040,016	1,590,565	714,965
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,146	1,143	917	438	500
Total net assets	$389,159	$1,985,111	$1,040,933	$1,591,003	$715,465
(1) Investment shares	32,188	144,162	113,022	46,398	24,278
(2) Investments, at cost	$360,115	$1,649,644	$1,097,840	$944,257	$583,104

December 31, 2020 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Assets
Investments, at fair value(1),(2)	$3,482,621	$34,877,804	$214,262,539	$128,964,032	$8,060,364
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	1,574	117,858	—
Receivable for share redemptions	8,908	30,985	182,420	111,257	12,659
Total assets	3,491,529	34,908,789	214,446,533	129,193,147	8,073,023

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,633	30,985	182,420	111,257	6,088
Contract terminations	6,275	—	—	—	6,571
Payable for investments purchased	—	—	1,574	117,858	—
Total liabilities	8,908	30,985	183,994	229,115	12,659
Net assets applicable to contracts in accumulation period	3,482,580	34,877,498	214,262,273	128,963,750	8,048,967
Net assets applicable to contracts in payment period	—	—	—	—	11,397
Net assets applicable to seed money	41	306	266	282	—
Total net assets	$3,482,621	$34,877,804	$214,262,539	$128,964,032	$8,060,364
(1) Investment shares	116,671	2,614,528	14,438,176	9,133,430	287,562
(2) Investments, at cost	$1,842,996	$30,948,682	$182,028,136	$109,334,864	$7,667,134

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	179

Statement of Assets and Liabilities

December 31, 2020 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$13,240,357	$2,407,352	$1,319,448	$2,786,133	$5,980,830
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	586	—	132	—
Receivable for share redemptions	26,689	1,735	1,621	2,271	6,087
Total assets	13,267,046	2,409,673	1,321,069	2,788,536	5,986,917

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	9,868	1,735	1,007	2,233	4,897
Contract terminations	16,821	—	614	38	1,190
Payable for investments purchased	—	586	—	132	—
Total liabilities	26,689	2,321	1,621	2,403	6,087
Net assets applicable to contracts in accumulation period	13,205,180	2,407,352	1,301,925	2,695,248	5,978,410
Net assets applicable to contracts in payment period	35,177	—	17,362	88,690	—
Net assets applicable to seed money	—	—	161	2,195	2,420
Total net assets	$13,240,357	$2,407,352	$1,319,448	$2,786,133	$5,980,830
(1) Investment shares	537,570	110,025	687,212	94,031	406,306
(2) Investments, at cost	$13,600,647	$1,772,031	$1,999,837	$2,097,314	$3,901,702

December 31, 2020 (continued)					WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)					$684,479
Dividends receivable					—
Accounts receivable from RiverSource Life of NY for contract purchase payments					—
Receivable for share redemptions					624
Total assets					685,103

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee					624
Contract terminations					—
Payable for investments purchased					—
Total liabilities					624
Net assets applicable to contracts in accumulation period					683,448
Net assets applicable to contracts in payment period					—
Net assets applicable to seed money					1,031
Total net assets					$684,479
(1) Investment shares					89,125
(2) Investments, at cost					$673,727

See accompanying notes to financial statements.

180	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2020	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Investment income
Dividend income	$12,957	$2,558	$55,539	$59,648	$—
Variable account expenses	10,039	5,157	35,923	33,792	47,474
Investment income (loss) — net	2,918	(2,599)	19,616	25,856	(47,474)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	91,526	186,391	593,976	674,455	805,173
Cost of investments sold	84,822	113,354	587,284	831,384	678,578
Net realized gain (loss) on sales of investments	6,704	73,037	6,692	(156,929)	126,595
Distributions from capital gains	—	53,844	226,880	—	370,209
Net change in unrealized appreciation or depreciation of investments	24,109	56,835	(171,890)	152,993	912,941
Net gain (loss) on investments	30,813	183,716	61,682	(3,936)	1,409,745
Net increase (decrease) in net assets resulting from operations	$33,731	$181,117	$81,298	$21,920	$1,362,271

Year ended December 31, 2020 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Investment income
Dividend income	$35,297	$1,362	$3,741	$33,971	$—
Variable account expenses	11,992	2,373	8,349	19,473	22,235
Investment income (loss) — net	23,305	(1,011)	(4,608)	14,498	(22,235)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	310,537	59,302	121,501	521,135	1,205,468
Cost of investments sold	427,933	41,137	92,793	483,351	915,936
Net realized gain (loss) on sales of investments	(117,396)	18,165	28,708	37,784	289,532
Distributions from capital gains	—	4,107	14,426	—	182,295
Net change in unrealized appreciation or depreciation of investments	(367,027)	42,468	189,666	(67,020)	598,127
Net gain (loss) on investments	(484,423)	64,740	232,800	(29,236)	1,069,954
Net increase (decrease) in net assets resulting from operations	$(461,118)	$63,729	$228,192	$(14,738)	$1,047,719

Year ended December 31, 2020 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$12,821	$197,327	$42,461	$10,017	$—
Variable account expenses	4,537	89,213	32,129	5,728	5,303
Investment income (loss) — net	8,284	108,114	10,332	4,289	(5,303)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	32,318	2,172,211	799,447	79,641	135,203
Cost of investments sold	25,108	1,864,451	801,677	65,552	111,811
Net realized gain (loss) on sales of investments	7,210	307,760	(2,230)	14,089	23,392
Distributions from capital gains	14,521	251,582	203,469	20,670	50,223
Net change in unrealized appreciation or depreciation of investments	(32,979)	(981,569)	354,106	55,244	148,710
Net gain (loss) on investments	(11,248)	(422,227)	555,345	90,003	222,325
Net increase (decrease) in net assets resulting from operations	$(2,964)	$(314,113)	$565,677	$94,292	$217,022
See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	181

Statement of Operations

Year ended December 31, 2020 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$—	$76,737	$—	$—	$—
Variable account expenses	397,518	4,019	40,010	14,077	189,756
Investment income (loss) — net	(397,518)	72,718	(40,010)	(14,077)	(189,756)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,604,689	50,329	681,943	291,799	2,820,483
Cost of investments sold	4,286,596	71,564	517,138	232,363	1,226,645
Net realized gain (loss) on sales of investments	1,318,093	(21,235)	164,805	59,436	1,593,838
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,870,591	(63,768)	562,998	144,112	713,045
Net gain (loss) on investments	6,188,684	(85,003)	727,803	203,548	2,306,883
Net increase (decrease) in net assets resulting from operations	$5,791,166	$(12,285)	$687,793	$189,471	$2,117,127

Year ended December 31, 2020 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Investment income
Dividend income	$—	$—	$35,931	$9,168	$38,368
Variable account expenses	23,158	190,680	9,989	23,733	69,911
Investment income (loss) — net	(23,158)	(190,680)	25,942	(14,565)	(31,543)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	380,948	3,586,208	136,917	407,998	2,365,166
Cost of investments sold	346,820	1,835,050	141,287	415,287	2,093,039
Net realized gain (loss) on sales of investments	34,128	1,751,158	(4,370)	(7,289)	272,127
Distributions from capital gains	—	—	—	267,533	840,689
Net change in unrealized appreciation or depreciation of investments	(14,487)	(1,874,415)	37,615	415,146	911,049
Net gain (loss) on investments	19,641	(123,257)	33,245	675,390	2,023,865
Net increase (decrease) in net assets resulting from operations	$(3,517)	$(313,937)	$59,187	$660,825	$1,992,322

Year ended December 31, 2020 (continued)	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2
Investment income
Dividend income	$26,658	$191,600	$12,939	$22,995	$153,637
Variable account expenses	7,086	35,201	83,506	102,452	29,182
Investment income (loss) — net	19,572	156,399	(70,567)	(79,457)	124,455

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	207,342	689,431	8,924,292	7,792,720	674,968
Cost of investments sold	220,797	842,734	8,924,291	7,792,669	694,727
Net realized gain (loss) on sales of investments	(13,455)	(153,303)	1	51	(19,759)
Distributions from capital gains	—	—	3,422	4,445	—
Net change in unrealized appreciation or depreciation of investments	28,975	114,705	1	(50)	69,018
Net gain (loss) on investments	15,520	(38,598)	3,424	4,446	49,259
Net increase (decrease) in net assets resulting from operations	$35,092	$117,801	$(67,143)	$(75,011)	$173,714

See accompanying notes to financial statements.

182	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2020 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Investment income
Dividend income	$384,073	$153,308	$275,881	$94,274	$458,554
Variable account expenses	67,658	35,792	55,827	40,500	159,602
Investment income (loss) — net	316,415	117,516	220,054	53,774	298,952

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,334,718	626,607	1,211,095	740,364	2,939,135
Cost of investments sold	1,369,924	649,641	1,374,404	704,483	2,794,296
Net realized gain (loss) on sales of investments	(35,206)	(23,034)	(163,309)	35,881	144,839
Distributions from capital gains	—	—	—	41,482	192,971
Net change in unrealized appreciation or depreciation of investments	47,951	87,554	180,592	256,992	1,145,948
Net gain (loss) on investments	12,745	64,520	17,283	334,355	1,483,758
Net increase (decrease) in net assets resulting from operations	$329,160	$182,036	$237,337	$388,129	$1,782,710

Year ended December 31, 2020 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2
Investment income
Dividend income	$—	$—	$—	$86,291	$31,540
Variable account expenses	27,811	36,728	468,861	33,852	11,517
Investment income (loss) — net	(27,811)	(36,728)	(468,861)	52,439	20,023

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	601,481	752,900	5,586,902	1,217,280	195,750
Cost of investments sold	435,453	310,074	4,005,046	1,191,576	178,232
Net realized gain (loss) on sales of investments	166,028	442,826	1,581,856	25,704	17,518
Distributions from capital gains	—	—	—	—	19,168
Net change in unrealized appreciation or depreciation of investments	671,716	827,274	7,294,649	69,917	87,209
Net gain (loss) on investments	837,744	1,270,100	8,876,505	95,621	123,895
Net increase (decrease) in net assets resulting from operations	$809,933	$1,233,372	$8,407,644	$148,060	$143,918

Year ended December 31, 2020 (continued)	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$6,964	$52,423	$—
Variable account expenses	9,299	42,331	5,376	36,185	9,317
Investment income (loss) — net	(9,299)	(42,331)	1,588	16,238	(9,317)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	115,018	675,381	94,231	571,810	100,064
Cost of investments sold	84,379	293,192	105,916	605,347	94,593
Net realized gain (loss) on sales of investments	30,639	382,189	(11,685)	(33,537)	5,471
Distributions from capital gains	—	—	5,909	41,137	—
Net change in unrealized appreciation or depreciation of investments	229,437	810,454	42,007	178,317	100,598
Net gain (loss) on investments	260,076	1,192,643	36,231	185,917	106,069
Net increase (decrease) in net assets resulting from operations	$250,777	$1,150,312	$37,819	$202,155	$96,752

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	183

Statement of Operations

Year ended December 31, 2020 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	7,204	9,255	15,154	4,964	10,126
Investment income (loss) — net	(7,204)	(9,255)	(15,154)	(4,964)	(10,126)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	261,153	168,613	323,749	73,589	245,899
Cost of investments sold	200,529	113,697	201,441	66,437	160,353
Net realized gain (loss) on sales of investments	60,624	54,916	122,308	7,152	85,546
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(15,523)	51,132	(33,157)	55,362	(12,591)
Net gain (loss) on investments	45,101	106,048	89,151	62,514	72,955
Net increase (decrease) in net assets resulting from operations	$37,897	$96,793	$73,997	$57,550	$62,829

Year ended December 31, 2020 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2
Investment income
Dividend income	$99,294	$23,618	$89,096	$28,776	$16,579
Variable account expenses	33,224	10,954	31,687	4,402	11,751
Investment income (loss) — net	66,070	12,664	57,409	24,374	4,828

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	835,176	320,798	499,631	97,486	364,108
Cost of investments sold	870,444	313,216	481,227	194,539	348,922
Net realized gain (loss) on sales of investments	(35,268)	7,582	18,404	(97,053)	15,186
Distributions from capital gains	—	3,580	12,880	—	—
Net change in unrealized appreciation or depreciation of investments	127,322	11,060	45,721	55,935	51,346
Net gain (loss) on investments	92,054	22,222	77,005	(41,118)	66,532
Net increase (decrease) in net assets resulting from operations	$158,124	$34,886	$134,414	$(16,744)	$71,360

Year ended December 31, 2020 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1
Investment income
Dividend income	$6,987	$23,518	$33,712	$2,292	$—
Variable account expenses	15,924	38,161	8,326	15,551	57,994
Investment income (loss) — net	(8,937)	(14,643)	25,386	(13,259)	(57,994)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	141,162	928,451	157,764	370,758	1,739,366
Cost of investments sold	141,253	1,099,949	199,603	419,906	925,493
Net realized gain (loss) on sales of investments	(91)	(171,498)	(41,839)	(49,148)	813,873
Distributions from capital gains	28,194	75,772	86,691	—	—
Net change in unrealized appreciation or depreciation of investments	97,285	433,516	(141,164)	108,349	934,336
Net gain (loss) on investments	125,388	337,790	(96,312)	59,201	1,748,209
Net increase (decrease) in net assets resulting from operations	$116,451	$323,147	$(70,926)	$45,942	$1,690,215

See accompanying notes to financial statements.

184	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2020 (continued)	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	19,203	7,693	33,867	8,317	21,879
Investment income (loss) — net	(19,203)	(7,693)	(33,867)	(8,317)	(21,879)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	178,618	67,786	841,439	176,611	536,065
Cost of investments sold	122,201	43,656	663,488	92,773	499,977
Net realized gain (loss) on sales of investments	56,417	24,130	177,951	83,838	36,088
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	408,090	188,904	(130,524)	358,088	71,088
Net gain (loss) on investments	464,507	213,034	47,427	441,926	107,176
Net increase (decrease) in net assets resulting from operations	$445,304	$205,341	$13,560	$433,609	$85,297

Year ended December 31, 2020 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2
Investment income
Dividend income	$20,437	$—	$—	$158,962	$—
Variable account expenses	9,650	31,520	7,522	60,167	10,918
Investment income (loss) — net	10,787	(31,520)	(7,522)	98,795	(10,918)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	241,641	737,233	185,577	2,383,961	113,111
Cost of investments sold	228,323	693,751	142,121	2,376,180	70,600
Net realized gain (loss) on sales of investments	13,318	43,482	43,456	7,781	42,511
Distributions from capital gains	16,048	—	—	18,891	—
Net change in unrealized appreciation or depreciation of investments	18,894	184,113	15,493	(37,221)	233,069
Net gain (loss) on investments	48,260	227,595	58,949	(10,549)	275,580
Net increase (decrease) in net assets resulting from operations	$59,047	$196,075	$51,427	$88,246	$264,662

Year ended December 31, 2020 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Investment income
Dividend income	$13,032	$151,573	$24,050	$20,601	$118,119
Variable account expenses	6,085	42,993	311,945	8,576	54,789
Investment income (loss) — net	6,947	108,580	(287,895)	12,025	63,330

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	71,744	1,482,141	7,988,753	148,295	965,804
Cost of investments sold	76,159	1,571,298	6,527,097	126,246	815,712
Net realized gain (loss) on sales of investments	(4,415)	(89,157)	1,461,656	22,049	150,092
Distributions from capital gains	—	—	163,508	52,698	339,146
Net change in unrealized appreciation or depreciation of investments	28,286	(26,537)	6,641,661	(11,921)	(208,172)
Net gain (loss) on investments	23,871	(115,694)	8,266,825	62,826	281,066
Net increase (decrease) in net assets resulting from operations	$30,818	$(7,114)	$7,978,930	$74,851	$344,396

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	185

Statement of Operations

Year ended December 31, 2020 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Investment income
Dividend income	$8,822	$79,851	$793	$5,509	$233,426
Variable account expenses	13,795	189,439	1,918	22,483	75,504
Investment income (loss) — net	(4,973)	(109,588)	(1,125)	(16,974)	157,922

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	208,318	5,239,339	83,821	393,271	1,428,174
Cost of investments sold	205,563	5,540,545	67,627	332,372	1,455,755
Net realized gain (loss) on sales of investments	2,755	(301,206)	16,194	60,899	(27,581)
Distributions from capital gains	—	—	1,091	10,863	72,814
Net change in unrealized appreciation or depreciation of investments	286,366	3,535,094	15,806	290,487	220,241
Net gain (loss) on investments	289,121	3,233,888	33,091	362,249	265,474
Net increase (decrease) in net assets resulting from operations	$284,148	$3,124,300	$31,966	$345,275	$423,396

Year ended December 31, 2020 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Investment income
Dividend income	$93,259	$171,148	$230,959	$99,749	$38,668
Variable account expenses	24,404	32,237	81,799	65,327	53,067
Investment income (loss) — net	68,855	138,911	149,160	34,422	(14,399)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	731,166	495,748	1,656,968	1,323,690	686,669
Cost of investments sold	876,316	557,125	1,965,752	1,860,204	713,072
Net realized gain (loss) on sales of investments	(145,150)	(61,377)	(308,784)	(536,514)	(26,403)
Distributions from capital gains	299,594	2,424	321,096	424,257	98,222
Net change in unrealized appreciation or depreciation of investments	(521,887)	(94,048)	(781,149)	174,455	364,936
Net gain (loss) on investments	(367,443)	(153,001)	(768,837)	62,198	436,755
Net increase (decrease) in net assets resulting from operations	$(298,588)	$(14,090)	$(619,677)	$96,620	$422,356

Year ended December 31, 2020 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Inv Opp VI Dis Mid Cap Gro, Ser I(1)	Inv Opp VI Dis Mid Cap Gro, Ser II(1)
Investment income
Dividend income	$8,758	$819	$33,529	$279	$—
Variable account expenses	3,780	3,188	36,115	4,287	3,973
Investment income (loss) — net	4,978	(2,369)	(2,586)	(4,008)	(3,973)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	190,447	60,041	679,169	77,369	48,090
Cost of investments sold	187,616	57,816	570,466	67,796	40,480
Net realized gain (loss) on sales of investments	2,831	2,225	108,703	9,573	7,610
Distributions from capital gains	—	5,090	168,443	58,089	47,738
Net change in unrealized appreciation or depreciation of investments	20,875	27,257	332,569	241,702	183,841
Net gain (loss) on investments	23,706	34,572	609,715	309,364	239,189
Net increase (decrease) in net assets resulting from operations	$28,684	$32,203	$607,129	$305,356	$235,216

(1)	For the period April 24, 2020 (commencement of operations) to December 31, 2020.

See accompanying notes to financial statements.

186	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2020 (continued)	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II	Invesco Opp VI Main St, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I
Investment income
Dividend income	$32,515	$501,919	$2,973	$15,460	$318
Variable account expenses	73,075	89,785	2,378	42,699	3,673
Investment income (loss) — net	(40,560)	412,134	595	(27,239)	(3,355)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,029,888	1,767,377	74,651	629,124	110,904
Cost of investments sold	954,619	1,923,830	73,464	659,598	69,834
Net realized gain (loss) on sales of investments	75,269	(156,453)	1,187	(30,474)	41,070
Distributions from capital gains	269,634	—	25,175	61,648	33,226
Net change in unrealized appreciation or depreciation of investments	1,511,293	(150,227)	5,702	815,132	75,068
Net gain (loss) on investments	1,856,196	(306,680)	32,064	846,306	149,364
Net increase (decrease) in net assets resulting from operations	$1,815,636	$105,454	$32,659	$819,067	$146,009

Year ended December 31, 2020 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Investment income
Dividend income	$—	$80,673	$90,819	$70,625	$19,541
Variable account expenses	18,980	11,495	37,569	67,654	6,069
Investment income (loss) — net	(18,980)	69,178	53,250	2,971	13,472

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	663,477	137,209	846,352	1,105,401	122,854
Cost of investments sold	488,803	142,227	881,694	945,532	113,831
Net realized gain (loss) on sales of investments	174,674	(5,018)	(35,342)	159,869	9,023
Distributions from capital gains	156,448	53,892	112,923	1,218,315	16,251
Net change in unrealized appreciation or depreciation of investments	352,419	(14,680)	(264,795)	(765,192)	(55,700)
Net gain (loss) on investments	683,541	34,194	(187,214)	612,992	(30,426)
Net increase (decrease) in net assets resulting from operations	$664,561	$103,372	$(133,964)	$615,963	$(16,954)

Year ended December 31, 2020 (continued)	Invesco VI Div Divd, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II
Investment income
Dividend income	$15,678	$1,419	$53,957	$—	$13,303
Variable account expenses	5,520	13,833	23,418	10,845	6,678
Investment income (loss) — net	10,158	(12,414)	30,539	(10,845)	6,625

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	263,752	433,821	509,628	333,038	89,014
Cost of investments sold	241,588	381,751	467,254	209,809	91,541
Net realized gain (loss) on sales of investments	22,164	52,070	42,374	123,229	(2,527)
Distributions from capital gains	14,291	37,287	58,815	113,881	11,101
Net change in unrealized appreciation or depreciation of investments	(82,020)	102,008	151,523	266,736	82,412
Net gain (loss) on investments	(45,565)	191,365	252,712	503,846	90,986
Net increase (decrease) in net assets resulting from operations	$(35,407)	$178,951	$283,251	$493,001	$97,611

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	187

Statement of Operations

Year ended December 31, 2020 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Investment income
Dividend income	$109,178	$—	$31,413	$—	$10,918
Variable account expenses	81,816	7,329	13,460	9,718	7,534
Investment income (loss) — net	27,362	(7,329)	17,953	(9,718)	3,384

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,496,403	88,975	310,219	199,949	115,659
Cost of investments sold	1,449,695	54,192	294,376	92,500	132,078
Net realized gain (loss) on sales of investments	46,708	34,783	15,843	107,449	(16,419)
Distributions from capital gains	94,850	65,125	—	104,022	—
Net change in unrealized appreciation or depreciation of investments	746,127	61,647	76,570	301,135	148,827
Net gain (loss) on investments	887,685	161,555	92,413	512,606	132,408
Net increase (decrease) in net assets resulting from operations	$915,047	$154,226	$110,366	$502,888	$135,792

Year ended December 31, 2020 (continued)	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Investment income
Dividend income	$6,542	$4,886	$7,941	$—	$111,790
Variable account expenses	29,386	8,101	31,806	16,478	50,793
Investment income (loss) — net	(22,844)	(3,215)	(23,865)	(16,478)	60,997

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	931,223	238,757	563,266	333,126	2,159,365
Cost of investments sold	659,608	233,692	448,718	286,896	1,884,279
Net realized gain (loss) on sales of investments	271,615	5,065	114,548	46,230	275,086
Distributions from capital gains	254,754	8,484	349,112	219,446	132,271
Net change in unrealized appreciation or depreciation of investments	330,734	45,476	287,248	543,982	(252,055)
Net gain (loss) on investments	857,103	59,025	750,908	809,658	155,302
Net increase (decrease) in net assets resulting from operations	$834,259	$55,810	$727,043	$793,180	$216,299

Year ended December 31, 2020 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Investment income
Dividend income	$—	$34,148	$3,251	$2,035	$1,047
Variable account expenses	37,299	7,022	5,873	5,991	1,293
Investment income (loss) — net	(37,299)	27,126	(2,622)	(3,956)	(246)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,550,291	249,252	103,774	285,614	31,436
Cost of investments sold	1,057,697	269,543	87,912	263,097	32,002
Net realized gain (loss) on sales of investments	492,594	(20,291)	15,862	22,517	(566)
Distributions from capital gains	410,287	16,106	32,850	22,383	8,636
Net change in unrealized appreciation or depreciation of investments	2,489,172	(186,420)	28,015	40,481	(1,153)
Net gain (loss) on investments	3,392,053	(190,605)	76,727	85,381	6,917
Net increase (decrease) in net assets resulting from operations	$3,354,754	$(163,479)	$74,105	$81,425	$6,671

See accompanying notes to financial statements.

188	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2020 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Investment income
Dividend income	$180,214	$22,253	$96,261	$5,662	$7,655
Variable account expenses	36,027	3,001	51,393	9,986	3,919
Investment income (loss) — net	144,187	19,252	44,868	(4,324)	3,736

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	929,841	34,209	1,352,580	181,763	54,613
Cost of investments sold	994,732	34,635	1,310,025	169,831	53,360
Net realized gain (loss) on sales of investments	(64,891)	(426)	42,555	11,932	1,253
Distributions from capital gains	—	5,493	58,446	106,690	—
Net change in unrealized appreciation or depreciation of investments	120,370	17,654	188,912	48,356	46,942
Net gain (loss) on investments	55,479	22,721	289,913	166,978	48,195
Net increase (decrease) in net assets resulting from operations	$199,666	$41,973	$334,781	$162,654	$51,931

Year ended December 31, 2020 (continued)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST FFI Strat
Investment income
Dividend income	$39,947	$3,914	$—	$147,188	$9,225
Variable account expenses	79,506	8,019	2,124	17,854	2,975
Investment income (loss) — net	(39,559)	(4,105)	(2,124)	129,334	6,250

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	836,718	110,496	11,636	369,292	24,490
Cost of investments sold	622,287	86,368	11,617	428,066	33,365
Net realized gain (loss) on sales of investments	214,431	24,128	19	(58,774)	(8,875)
Distributions from capital gains	530,309	81,967	3,989	—	2,492
Net change in unrealized appreciation or depreciation of investments	893,365	139,398	56,164	(183,171)	(16,321)
Net gain (loss) on investments	1,638,105	245,493	60,172	(241,945)	(22,704)
Net increase (decrease) in net assets resulting from operations	$1,598,546	$241,388	$58,048	$(112,611)	$(16,454)

Year ended December 31, 2020 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4
Investment income
Dividend income	$26,873	$—	$—	$—	$—
Variable account expenses	10,363	378,676	375,142	351,545	273,296
Investment income (loss) — net	16,510	(378,676)	(375,142)	(351,545)	(273,296)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	237,298	7,079,548	5,444,920	8,321,897	5,157,854
Cost of investments sold	183,760	4,944,817	3,082,381	7,146,762	4,008,034
Net realized gain (loss) on sales of investments	53,538	2,134,731	2,362,539	1,175,135	1,149,820
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	198,847	3,232,371	3,466,200	1,851,356	1,326,311
Net gain (loss) on investments	252,385	5,367,102	5,828,739	3,026,491	2,476,131
Net increase (decrease) in net assets resulting from operations	$268,895	$4,988,426	$5,453,597	$2,674,946	$2,202,835

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	189

Statement of Operations

Year ended December 31, 2020 (continued)	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	88,110	169,761	491,691	1,053,810	5,786,222
Investment income (loss) — net	(88,110)	(169,761)	(491,691)	(1,053,810)	(5,786,222)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	966,144	1,534,735	13,556,006	13,449,948	42,500,785
Cost of investments sold	878,205	1,377,215	12,285,834	11,457,940	34,174,518
Net realized gain (loss) on sales of investments	87,939	157,520	1,270,172	1,992,008	8,326,267
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	642,176	1,596,729	2,698,851	7,049,793	57,026,958
Net gain (loss) on investments	730,115	1,754,249	3,969,023	9,041,801	65,353,225
Net increase (decrease) in net assets resulting from operations	$642,005	$1,584,488	$3,477,332	$7,987,991	$59,567,003

Year ended December 31, 2020 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	10,169,727	4,581,911	4,201,929	1,777,427	1,225,744
Investment income (loss) — net	(10,169,727)	(4,581,911)	(4,201,929)	(1,777,427)	(1,225,744)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	78,049,348	55,321,037	75,628,828	34,196,078	31,749,625
Cost of investments sold	59,166,653	38,843,631	44,875,897	23,343,200	17,915,375
Net realized gain (loss) on sales of investments	18,882,695	16,477,406	30,752,931	10,852,878	13,834,250
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	80,487,593	39,072,172	21,321,737	12,810,881	2,345,518
Net gain (loss) on investments	99,370,288	55,549,578	52,074,668	23,663,759	16,179,768
Net increase (decrease) in net assets resulting from operations	$89,200,561	$50,967,667	$47,872,739	$21,886,332	$14,954,024

Year ended December 31, 2020 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3
Investment income
Dividend income	$—	$—	$15,703	$—	$—
Variable account expenses	892,288	809,843	9,642	2,069	13,628
Investment income (loss) — net	(892,288)	(809,843)	6,061	(2,069)	(13,628)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,403,898	13,802,789	40,422	89,461	349,008
Cost of investments sold	11,124,085	9,277,272	38,107	43,501	159,578
Net realized gain (loss) on sales of investments	3,279,813	4,525,517	2,315	45,960	189,430
Distributions from capital gains	—	—	7,730	—	—
Net change in unrealized appreciation or depreciation of investments	6,205,051	4,131,710	36,921	(12,336)	34,087
Net gain (loss) on investments	9,484,864	8,657,227	46,966	33,624	223,517
Net increase (decrease) in net assets resulting from operations	$8,592,576	$7,847,384	$53,027	$31,555	$209,889

See accompanying notes to financial statements.

190	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2020 (continued)	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Investment income
Dividend income	$579	$1,515	$7,227	$—	$—
Variable account expenses	2,983	18,774	10,372	14,633	6,285
Investment income (loss) — net	(2,404)	(17,259)	(3,145)	(14,633)	(6,285)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,683	443,366	272,014	242,529	103,336
Cost of investments sold	12,105	474,307	329,950	186,356	99,198
Net realized gain (loss) on sales of investments	(422)	(30,941)	(57,936)	56,173	4,138
Distributions from capital gains	892	18,293	—	—	—
Net change in unrealized appreciation or depreciation of investments	35,239	341,662	(15,265)	404,901	24,686
Net gain (loss) on investments	35,709	329,014	(73,201)	461,074	28,824
Net increase (decrease) in net assets resulting from operations	$33,305	$311,755	$(76,346)	$446,441	$22,539

Year ended December 31, 2020 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Investment income
Dividend income	$—	$—	$—	$—	$146,423
Variable account expenses	26,576	301,315	1,887,957	1,203,854	63,669
Investment income (loss) — net	(26,576)	(301,315)	(1,887,957)	(1,203,854)	82,754

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	716,538	2,912,414	15,373,256	11,048,926	1,340,282
Cost of investments sold	473,117	2,710,359	13,787,521	9,957,108	1,560,856
Net realized gain (loss) on sales of investments	243,421	202,055	1,585,735	1,091,818	(220,574)
Distributions from capital gains	—	—	—	—	261,330
Net change in unrealized appreciation or depreciation of investments	(143,220)	1,763,392	10,727,050	5,886,094	742,199
Net gain (loss) on investments	100,201	1,965,447	12,312,785	6,977,912	782,955
Net increase (decrease) in net assets resulting from operations	$73,625	$1,664,132	$10,424,828	$5,774,058	$865,709

Year ended December 31, 2020 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$—	$18,898	$30,576	$10,931	$—
Variable account expenses	100,083	19,276	10,825	22,884	44,207
Investment income (loss) — net	(100,083)	(378)	19,751	(11,953)	(44,207)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,592,376	234,386	381,032	537,927	1,036,886
Cost of investments sold	3,377,620	185,693	777,585	452,026	967,680
Net realized gain (loss) on sales of investments	(785,244)	48,693	(396,553)	85,901	69,206
Distributions from capital gains	1,238,761	183,105	—	188,974	256,197
Net change in unrealized appreciation or depreciation of investments	1,991,845	104,899	362,299	213,576	1,823,867
Net gain (loss) on investments	2,445,362	336,697	(34,254)	488,451	2,149,270
Net increase (decrease) in net assets resulting from operations	$2,345,279	$336,319	$(14,503)	$476,498	$2,105,063

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	191

Statement of Operations

Year ended December 31, 2020 (continued)	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$23,479
Variable account expenses	6,714
Investment income (loss) — net	16,765

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	90,277
Cost of investments sold	96,382
Net realized gain (loss) on sales of investments	(6,105)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	23,977
Net gain (loss) on investments	17,872
Net increase (decrease) in net assets resulting from operations	$34,637

See accompanying notes to financial statements.

192	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$2,918	$(2,599)	$19,616	$25,856	$(47,474)
Net realized gain (loss) on sales of investments	6,704	73,037	6,692	(156,929)	126,595
Distributions from capital gains	—	53,844	226,880	—	370,209
Net change in unrealized appreciation or depreciation of investments	24,109	56,835	(171,890)	152,993	912,941
Net increase (decrease) in net assets resulting from operations	33,731	181,117	81,298	21,920	1,362,271

Contract transactions
Contract purchase payments	16,470	4,383	27,289	80,344	654,104
Net transfers(1)	(69,155)	(19,161)	35,528	(24,043)	331,956
Transfers for policy loans	—	(45)	(8,299)	13,740	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(797)	(9,448)
Contract charges	(216)	(728)	(2,392)	(5,889)	(1,253)
Contract terminations:
Surrender benefits	(5,340)	(117,407)	(260,616)	(368,553)	(274,957)
Death benefits	—	(1,661)	(69)	(44,240)	—
Increase (decrease) from contract transactions	(58,241)	(134,619)	(208,559)	(349,438)	700,402
Net assets at beginning of year	963,887	594,153	4,720,341	4,711,968	3,621,921
Net assets at end of year	$939,377	$640,651	$4,593,080	$4,384,450	$5,684,594

Accumulation unit activity
Units outstanding at beginning of year	746,299	269,022	1,714,613	2,981,539	948,605
Contract purchase payments	13,364	1,908	11,123	71,360	142,631
Net transfers(1)	(53,286)	(13,381)	34,264	(3,507)	85,797
Transfers for policy loans	—	(17)	(2,850)	10,085	—
Contract charges	(176)	(300)	(982)	(4,108)	(313)
Contract terminations:
Surrender benefits	(4,407)	(45,088)	(108,011)	(282,575)	(69,074)
Death benefits	—	(602)	(25)	(43,349)	—
Units outstanding at end of year	701,794	211,542	1,648,132	2,729,445	1,107,646

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	193

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$23,305	$ (1,011)	$ (4,608)	$ 14,498	$ (22,235)
Net realized gain (loss) on sales of investments	(117,396)	18,165	28,708	37,784	289,532
Distributions from capital gains	—	4,107	14,426	—	182,295
Net change in unrealized appreciation or depreciation of investments	(367,027)	42,468	189,666	(67,020)	598,127
Net increase (decrease) in net assets resulting from operations	(461,118)	63,729	228,192	(14,738)	1,047,719

Contract transactions
Contract purchase payments	48,259	132	11,104	44,338	8,709
Net transfers(1)	45,181	—	(34,994)	(130,896)	(117,486)
Transfers for policy loans	(1,993)	369	1,184	30	(1,977)
Adjustments to net assets allocated to contracts in payment period	—	—	(202)	—	—
Contract charges	(529)	(70)	(401)	(1,134)	(1,813)
Contract terminations:
Surrender benefits	(57,564)	(56,870)	(28,864)	(223,877)	(213,703)
Death benefits	(64,166)	—	(21,549)	(1,090)	(18,809)
Increase (decrease) from contract transactions	(30,812)	(56,439)	(73,722)	(312,629)	(345,079)
Net assets at beginning of year	1,768,945	287,442	1,000,681	2,468,855	2,449,205
Net assets at end of year	$1,277,015	$294,732	$1,155,151	$2,141,488	$3,151,845

Accumulation unit activity
Units outstanding at beginning of year	1,865,296	189,579	466,108	868,426	704,437
Contract purchase payments	71,244	87	4,919	17,701	2,275
Net transfers(1)	86,995	—	(14,233)	(47,413)	(35,376)
Transfers for policy loans	(2,008)	235	654	(48)	(542)
Contract charges	(721)	(44)	(188)	(462)	(435)
Contract terminations:
Surrender benefits	(85,363)	(34,510)	(14,740)	(86,047)	(52,911)
Death benefits	(119,652)	—	(10,457)	(585)	(4,504)
Units outstanding at end of year	1,815,791	155,347	432,063	751,572	612,944

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

194	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$8,284	$108,114	$10,332	$4,289	$(5,303)
Net realized gain (loss) on sales of investments	7,210	307,760	(2,230)	14,089	23,392
Distributions from capital gains	14,521	251,582	203,469	20,670	50,223
Net change in unrealized appreciation or depreciation of investments	(32,979)	(981,569)	354,106	55,244	148,710
Net increase (decrease) in net assets resulting from operations	(2,964)	(314,113)	565,677	94,292	217,022

Contract transactions
Contract purchase payments	1,156	222,399	547,573	5,043	14,848
Net transfers(1)	(2,192)	(800,835)	(120,326)	(36,581)	26,527
Transfers for policy loans	—	(1,467)	82	907	2,166
Adjustments to net assets allocated to contracts in payment period	—	(1,738)	—	—	—
Contract charges	(274)	(3,798)	(1,203)	(476)	(447)
Contract terminations:
Surrender benefits	(24,873)	(735,832)	(353,907)	(13,668)	(62,390)
Death benefits	(378)	(168,942)	(90,961)	—	(23,170)
Increase (decrease) from contract transactions	(26,561)	(1,490,213)	(18,742)	(44,775)	(42,466)
Net assets at beginning of year	655,110	11,600,736	3,164,049	703,155	572,549
Net assets at end of year	$625,585	$9,796,410	$3,710,984	$752,672	$747,105

Accumulation unit activity
Units outstanding at beginning of year	158,796	3,996,645	2,233,514	339,194	193,831
Contract purchase payments	324	85,448	369,772	2,416	4,943
Net transfers(1)	(506)	(320,568)	(97,112)	(17,365)	7,120
Transfers for policy loans	—	(205)	54	428	729
Contract charges	(84)	(1,499)	(819)	(231)	(141)
Contract terminations:
Surrender benefits	(7,099)	(312,639)	(252,672)	(6,332)	(20,180)
Death benefits	(94)	(65,737)	(59,379)	—	(8,229)
Units outstanding at end of year	151,337	3,381,445	2,193,358	318,110	178,073

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	195

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(397,518)	$72,718	$(40,010)	$(14,077)	$(189,756)
Net realized gain (loss) on sales of investments	1,318,093	(21,235)	164,805	59,436	1,593,838
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,870,591	(63,768)	562,998	144,112	713,045
Net increase (decrease) in net assets resulting from operations	5,791,166	(12,285)	687,793	189,471	2,117,127

Contract transactions
Contract purchase payments	3,567,927	58,962	152,241	149,471	165,795
Net transfers(1)	1,080,854	30,924	(286,665)	(54,326)	(842,845)
Transfers for policy loans	9,838	—	1,420	2,588	44,950
Adjustments to net assets allocated to contracts in payment period	(23,566)	—	—	—	(20,015)
Contract charges	(12,039)	(29)	(466)	(122)	(17,390)
Contract terminations:
Surrender benefits	(2,216,905)	(5,578)	(210,096)	(30,416)	(1,299,673)
Death benefits	(396,044)	(30,794)	(7,028)	—	(363,678)
Increase (decrease) from contract transactions	2,010,065	53,485	(350,594)	67,195	(2,332,856)
Net assets at beginning of year	35,755,716	437,638	3,842,524	1,232,941	18,795,607
Net assets at end of year	$43,556,947	$478,838	$4,179,723	$1,489,607	$18,579,878

Accumulation unit activity
Units outstanding at beginning of year	15,197,003	793,301	1,836,494	381,302	6,767,192
Contract purchase payments	1,538,284	118,917	73,516	49,338	64,303
Net transfers(1)	376,860	64,696	(151,695)	(11,181)	(273,251)
Transfers for policy loans	3,435	—	690	801	13,895
Contract charges	(4,964)	(60)	(222)	(42)	(6,732)
Contract terminations:
Surrender benefits	(948,362)	(10,876)	(99,405)	(9,850)	(482,406)
Death benefits	(166,252)	(74,342)	(3,447)	—	(118,383)
Units outstanding at end of year	15,996,004	891,636	1,655,931	410,368	5,964,618

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

196	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(23,158)	$(190,680)	$25,942	$(14,565)	$(31,543)
Net realized gain (loss) on sales of investments	34,128	1,751,158	(4,370)	(7,289)	272,127
Distributions from capital gains	—	—	—	267,533	840,689
Net change in unrealized appreciation or depreciation of investments	(14,487)	(1,874,415)	37,615	415,146	911,049
Net increase (decrease) in net assets resulting from operations	(3,517)	(313,937)	59,187	660,825	1,992,322

Contract transactions
Contract purchase payments	158,921	229,100	463,227	146,512	70,270
Net transfers(1)	(40,133)	(864,494)	(24,386)	(49,258)	(864,104)
Transfers for policy loans	595	25,333	—	—	12,138
Adjustments to net assets allocated to contracts in payment period	—	(14,873)	—	—	(2,246)
Contract charges	(359)	(14,291)	(251)	(282)	(7,650)
Contract terminations:
Surrender benefits	(62,079)	(1,666,098)	(36,019)	(79,378)	(784,906)
Death benefits	(6,224)	(576,694)	(18,174)	(52,516)	(206,325)
Increase (decrease) from contract transactions	50,721	(2,882,017)	384,397	(34,922)	(1,782,823)
Net assets at beginning of year	2,304,280	23,560,712	922,668	2,206,356	8,156,300
Net assets at end of year	$2,351,484	$20,364,758	$1,366,252	$2,832,259	$8,365,799

Accumulation unit activity
Units outstanding at beginning of year	958,956	7,525,620	839,103	1,526,513	2,994,674
Contract purchase payments	76,859	81,634	407,743	100,500	26,987
Net transfers(1)	(23,204)	(266,541)	(25,369)	(42,282)	(363,180)
Transfers for policy loans	293	8,818	—	—	4,489
Contract charges	(164)	(5,555)	(234)	(193)	(2,538)
Contract terminations:
Surrender benefits	(28,444)	(626,312)	(32,694)	(52,793)	(322,060)
Death benefits	(3,314)	(208,614)	(17,151)	(47,035)	(73,432)
Units outstanding at end of year	980,982	6,509,050	1,171,398	1,484,710	2,264,940

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	197

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2
Operations
Investment income (loss) — net	$19,572	$156,399	$(70,567)	$(79,457)	$124,455
Net realized gain (loss) on sales of investments	(13,455)	(153,303)	1	51	(19,759)
Distributions from capital gains	—	—	3,422	4,445	—
Net change in unrealized appreciation or depreciation of investments	28,975	114,705	1	(50)	69,018
Net increase (decrease) in net assets resulting from operations	35,092	117,801	(67,143)	(75,011)	173,714

Contract transactions
Contract purchase payments	134,149	18,130	567,193	388,901	375,105
Net transfers(1)	218,094	104,566	735,630	4,744,718	273,502
Transfers for policy loans	—	1,699	(38,436)	8,759	—
Adjustments to net assets allocated to contracts in payment period	—	(92)	—	(824)	—
Contract charges	(82)	(7,139)	(1,090)	(12,526)	(176)
Contract terminations:
Surrender benefits	(83,149)	(355,512)	(647,323)	(3,390,398)	(78,396)
Death benefits	(2,092)	(115,838)	(27,490)	(355,037)	(9,332)
Increase (decrease) from contract transactions	266,920	(354,186)	588,484	1,383,593	560,703
Net assets at beginning of year	545,359	3,988,205	6,562,509	8,695,605	2,299,717
Net assets at end of year	$847,371	$3,751,820	$7,083,850	$10,004,187	$3,034,134

Accumulation unit activity
Units outstanding at beginning of year	547,052	2,515,572	6,977,398	8,173,494	1,352,189
Contract purchase payments	137,358	11,656	625,990	370,357	223,555
Net transfers(1)	228,085	72,782	794,184	4,663,394	175,934
Transfers for policy loans	—	1,084	(41,672)	7,906	—
Contract charges	(85)	(4,798)	(1,169)	(12,308)	(112)
Contract terminations:
Surrender benefits	(79,558)	(227,663)	(691,182)	(3,298,977)	(46,590)
Death benefits	(2,365)	(72,273)	(29,785)	(338,285)	(5,531)
Units outstanding at end of year	830,487	2,296,360	7,633,764	9,565,581	1,699,445

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

198	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Operations
Investment income (loss) — net	$316,415	$117,516	$220,054	$53,774	$298,952
Net realized gain (loss) on sales of investments	(35,206)	(23,034)	(163,309)	35,881	144,839
Distributions from capital gains	—	—	—	41,482	192,971
Net change in unrealized appreciation or depreciation of investments	47,951	87,554	180,592	256,992	1,145,948
Net increase (decrease) in net assets resulting from operations	329,160	182,036	237,337	388,129	1,782,710

Contract transactions
Contract purchase payments	36,123	833,261	39,512	661,209	99,826
Net transfers(1)	(367,068)	(50,344)	(144,445)	947,478	630,180
Transfers for policy loans	1,250	(2,406)	3,328	8,527	(9,313)
Adjustments to net assets allocated to contracts in payment period	(3,968)	—	(1,743)	—	(10,117)
Contract charges	(3,731)	(790)	(10,039)	(232)	(24,732)
Contract terminations:
Surrender benefits	(540,844)	(123,585)	(542,131)	(92,442)	(1,571,057)
Death benefits	(172,893)	(109,336)	(225,819)	(178,419)	(254,232)
Increase (decrease) from contract transactions	(1,051,131)	546,800	(881,337)	1,346,121	(1,139,445)
Net assets at beginning of year	7,472,483	3,112,161	6,556,112	3,012,577	16,357,366
Net assets at end of year	$6,750,512	$3,840,997	$5,912,112	$4,746,827	$17,000,631

Accumulation unit activity
Units outstanding at beginning of year	2,599,028	1,858,959	2,923,650	2,357,230	8,838,926
Contract purchase payments	13,619	510,974	18,188	493,940	52,121
Net transfers(1)	(130,002)	(31,349)	(69,565)	681,833	328,715
Transfers for policy loans	413	(1,471)	1,505	6,350	(4,540)
Contract charges	(1,328)	(474)	(4,561)	(172)	(13,141)
Contract terminations:
Surrender benefits	(189,207)	(74,648)	(247,390)	(71,064)	(820,639)
Death benefits	(61,085)	(68,066)	(106,408)	(131,840)	(133,590)
Units outstanding at end of year	2,231,438	2,193,925	2,515,419	3,336,277	8,247,852

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	199

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2
Operations
Investment income (loss) — net	$(27,811)	$(36,728)	$(468,861)	$52,439	$20,023
Net realized gain (loss) on sales of investments	166,028	442,826	1,581,856	25,704	17,518
Distributions from capital gains	—	—	—	—	19,168
Net change in unrealized appreciation or depreciation of investments	671,716	827,274	7,294,649	69,917	87,209
Net increase (decrease) in net assets resulting from operations	809,933	1,233,372	8,407,644	148,060	143,918

Contract transactions
Contract purchase payments	713,100	26,349	7,825,764	229,468	121,314
Net transfers(1)	157,543	(118,546)	937,125	548,975	509,411
Transfers for policy loans	791	1,468	(38,409)	111	660
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(532)	(4,372)	(12,421)	(1,041)	(461)
Contract terminations:
Surrender benefits	(172,376)	(435,146)	(2,486,792)	(269,969)	(27,605)
Death benefits	(27,560)	(66,034)	(873,712)	(33,901)	(5,148)
Increase (decrease) from contract transactions	670,966	(596,281)	5,351,555	473,643	598,171
Net assets at beginning of year	2,139,166	4,149,640	43,550,330	2,915,250	753,841
Net assets at end of year	$3,620,065	$4,786,731	$57,309,529	$3,536,953	$1,495,930

Accumulation unit activity
Units outstanding at beginning of year	620,447	2,379,665	16,112,676	2,588,209	620,095
Contract purchase payments	180,473	14,185	2,937,025	201,332	88,965
Net transfers(1)	39,106	(89,212)	389,181	507,537	376,164
Transfers for policy loans	211	942	(15,129)	108	479
Contract charges	(134)	(2,058)	(4,738)	(911)	(337)
Contract terminations:
Surrender benefits	(40,232)	(222,986)	(876,847)	(233,380)	(20,784)
Death benefits	(8,396)	(23,409)	(318,732)	(30,151)	(4,279)
Units outstanding at end of year	791,475	2,057,127	18,223,436	3,032,744	1,060,303

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

200	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2
Operations
Investment income (loss) — net	$(9,299)	$(42,331)	$1,588	$16,238	$(9,317)
Net realized gain (loss) on sales of investments	30,639	382,189	(11,685)	(33,537)	5,471
Distributions from capital gains	—	—	5,909	41,137	—
Net change in unrealized appreciation or depreciation of investments	229,437	810,454	42,007	178,317	100,598
Net increase (decrease) in net assets resulting from operations	250,777	1,150,312	37,819	202,155	96,752

Contract transactions
Contract purchase payments	107,532	67,981	52,917	42,501	339,343
Net transfers(1)	35,978	(235,613)	(36,707)	(105,345)	283,139
Transfers for policy loans	—	2,793	—	3,844	—
Adjustments to net assets allocated to contracts in payment period	—	(2,016)	—	(3,419)	—
Contract charges	(135)	(1,350)	(93)	(1,695)	(94)
Contract terminations:
Surrender benefits	(11,226)	(284,606)	(19,770)	(374,799)	(8,029)
Death benefits	(8,661)	(42,951)	—	(42,037)	—
Increase (decrease) from contract transactions	123,488	(495,762)	(3,653)	(480,950)	614,359
Net assets at beginning of year	699,684	3,739,886	531,899	3,984,296	739,826
Net assets at end of year	$1,073,949	$4,394,436	$566,065	$3,705,501	$1,450,937

Accumulation unit activity
Units outstanding at beginning of year	274,259	1,427,790	331,008	2,392,792	252,274
Contract purchase payments	35,074	21,744	35,065	29,815	118,843
Net transfers(1)	13,703	(79,287)	(26,357)	(73,606)	101,780
Transfers for policy loans	—	1,150	—	2,552	—
Contract charges	(51)	(482)	(64)	(1,157)	(37)
Contract terminations:
Surrender benefits	(3,778)	(101,679)	(13,388)	(272,330)	(2,907)
Death benefits	(3,705)	(15,169)	—	(24,052)	—
Units outstanding at end of year	315,502	1,254,067	326,264	2,054,014	469,953

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	201

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(7,204)	$(9,255)	$(15,154)	$(4,964)	$(10,126)
Net realized gain (loss) on sales of investments	60,624	54,916	122,308	7,152	85,546
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(15,523)	51,132	(33,157)	55,362	(12,591)
Net increase (decrease) in net assets resulting from operations	37,897	96,793	73,997	57,550	62,829

Contract transactions
Contract purchase payments	12,533	136,450	18,513	10,583	12,938
Net transfers(1)	(94,614)	268,355	(46,173)	125,677	(94,679)
Transfers for policy loans	(434)	—	1,101	—	1,577
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(281)
Contract charges	(342)	(64)	(1,334)	(53)	(742)
Contract terminations:
Surrender benefits	(62,236)	(73,738)	(199,459)	(1,149)	(53,607)
Death benefits	—	(2,700)	(5,562)	—	(58,454)
Increase (decrease) from contract transactions	(145,093)	328,303	(232,914)	135,058	(193,248)
Net assets at beginning of year	877,300	868,411	2,009,964	477,058	1,434,526
Net assets at end of year	$770,104	$1,293,507	$1,851,047	$669,666	$1,304,107

Accumulation unit activity
Units outstanding at beginning of year	329,493	328,326	730,951	194,280	494,241
Contract purchase payments	5,317	53,932	8,059	5,153	5,217
Net transfers(1)	(38,867)	109,229	(19,073)	56,186	(41,201)
Transfers for policy loans	(172)	—	474	—	639
Contract charges	(143)	(28)	(569)	(25)	(305)
Contract terminations:
Surrender benefits	(22,940)	(27,120)	(82,260)	(610)	(22,375)
Death benefits	—	(1,213)	(2,278)	—	(22,950)
Units outstanding at end of year	272,688	463,126	635,304	254,984	413,266

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

202	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$66,070	$12,664	$57,409	$24,374	$4,828
Net realized gain (loss) on sales of investments	(35,268)	7,582	18,404	(97,053)	15,186
Distributions from capital gains	—	3,580	12,880	—	—
Net change in unrealized appreciation or depreciation of investments	127,322	11,060	45,721	55,935	51,346
Net increase (decrease) in net assets resulting from operations	158,124	34,886	134,414	(16,744)	71,360

Contract transactions
Contract purchase payments	300,936	66,080	31,679	10,636	41,459
Net transfers(1)	148,715	(102,671)	418,525	4,738	(99,586)
Transfers for policy loans	—	—	5,040	(495)	—
Adjustments to net assets allocated to contracts in payment period	—	—	(2,532)	—	—
Contract charges	(257)	(48)	(2,345)	(433)	(74)
Contract terminations:
Surrender benefits	(143,355)	(8,777)	(257,371)	(52,850)	(105,965)
Death benefits	(74,451)	(4,779)	(93,457)	(1,856)	—
Increase (decrease) from contract transactions	231,588	(50,195)	99,539	(40,260)	(164,166)
Net assets at beginning of year	2,900,525	962,315	3,276,511	610,996	1,107,366
Net assets at end of year	$3,290,237	$947,006	$3,510,464	$553,992	$1,014,560

Accumulation unit activity
Units outstanding at beginning of year	2,335,847	864,981	2,325,375	1,264,893	906,652
Contract purchase payments	243,797	58,688	21,176	25,254	32,005
Net transfers(1)	113,001	(91,710)	323,646	13,484	(78,704)
Transfers for policy loans	—	—	3,370	(1,000)	—
Contract charges	(208)	(42)	(1,656)	(1,023)	(58)
Contract terminations:
Surrender benefits	(115,691)	(7,750)	(175,518)	(123,078)	(79,374)
Death benefits	(61,351)	(4,376)	(67,391)	(4,351)	—
Units outstanding at end of year	2,515,395	819,791	2,429,002	1,174,179	780,521

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	203

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1
Operations
Investment income (loss) — net	$(8,937)	$(14,643)	$25,386	$(13,259)	$(57,994)
Net realized gain (loss) on sales of investments	(91)	(171,498)	(41,839)	(49,148)	813,873
Distributions from capital gains	28,194	75,772	86,691	—	—
Net change in unrealized appreciation or depreciation of investments	97,285	433,516	(141,164)	108,349	934,336
Net increase (decrease) in net assets resulting from operations	116,451	323,147	(70,926)	45,942	1,690,215

Contract transactions
Contract purchase payments	86,726	10,596	35,784	185,824	42,986
Net transfers(1)	(62,438)	5,116	36,924	(59,139)	(631,567)
Transfers for policy loans	—	536	—	(928)	3,565
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(103)	(12,711)	(108)	(237)	(6,862)
Contract terminations:
Surrender benefits	(11,124)	(424,952)	(45,891)	(52,350)	(873,819)
Death benefits	(10,407)	(78,135)	(43,859)	(6,513)	(40,547)
Increase (decrease) from contract transactions	2,654	(499,550)	(17,150)	66,657	(1,506,244)
Net assets at beginning of year	1,498,169	4,336,805	924,769	1,689,588	6,507,297
Net assets at end of year	$1,617,274	$4,160,402	$836,693	$1,802,187	$6,691,268

Accumulation unit activity
Units outstanding at beginning of year	1,165,124	2,808,575	475,741	1,419,881	3,696,737
Contract purchase payments	64,874	6,623	20,716	165,218	22,554
Net transfers(1)	(47,729)	(2,632)	21,912	(62,255)	(333,780)
Transfers for policy loans	—	340	—	(877)	1,893
Contract charges	(77)	(7,834)	(66)	(221)	(3,588)
Contract terminations:
Surrender benefits	(8,288)	(265,610)	(27,276)	(47,886)	(453,177)
Death benefits	(7,560)	(48,860)	(33,739)	(6,140)	(22,079)
Units outstanding at end of year	1,166,344	2,490,602	457,288	1,467,720	2,908,560

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

204	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2
Operations
Investment income (loss) — net	$(19,203)	$(7,693)	$(33,867)	$(8,317)	$(21,879)
Net realized gain (loss) on sales of investments	56,417	24,130	177,951	83,838	36,088
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	408,090	188,904	(130,524)	358,088	71,088
Net increase (decrease) in net assets resulting from operations	445,304	205,341	13,560	433,609	85,297

Contract transactions
Contract purchase payments	102,728	28,554	158,142	150,906	277,605
Net transfers(1)	149,535	8,957	186,615	188,477	144,945
Transfers for policy loans	—	—	(6,052)	—	105
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(172)	(42)	(296)	(58)	(655)
Contract terminations:
Surrender benefits	(41,135)	(29,203)	(108,248)	(13,816)	(106,803)
Death benefits	—	—	(470,849)	—	—
Increase (decrease) from contract transactions	210,956	8,266	(240,688)	325,509	315,197
Net assets at beginning of year	1,448,179	577,453	3,649,667	511,178	2,244,523
Net assets at end of year	$2,104,439	$791,060	$3,422,539	$1,270,296	$2,645,017

Accumulation unit activity
Units outstanding at beginning of year	411,614	181,308	1,321,603	157,529	932,810
Contract purchase payments	25,834	7,561	62,057	31,644	123,743
Net transfers(1)	31,172	2,085	65,388	39,922	72,908
Transfers for policy loans	—	—	(2,180)	—	52
Contract charges	(46)	(14)	(117)	(15)	(304)
Contract terminations:
Surrender benefits	(11,084)	(9,051)	(40,966)	(2,733)	(48,444)
Death benefits	—	—	(195,485)	—	—
Units outstanding at end of year	457,490	181,889	1,210,300	226,347	1,080,765

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	205

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$10,787	$(31,520)	$(7,522)	$98,795	$(10,918)
Net realized gain (loss) on sales of investments	13,318	43,482	43,456	7,781	42,511
Distributions from capital gains	16,048	—	—	18,891	—
Net change in unrealized appreciation or depreciation of investments	18,894	184,113	15,493	(37,221)	233,069
Net increase (decrease) in net assets resulting from operations	59,047	196,075	51,427	88,246	264,662

Contract transactions
Contract purchase payments	173,584	469,857	8,604	3,819,643	86,692
Net transfers(1)	356,831	(421,674)	100,834	89,195	(56,955)
Transfers for policy loans	(99)	276	365	2,053	—
Adjustments to net assets allocated to contracts in payment period	—	—	(1,115)	—	—
Contract charges	(129)	(1,063)	(708)	(1,438)	(129)
Contract terminations:
Surrender benefits	(67,053)	(87,325)	(100,703)	(350,534)	(12,746)
Death benefits	—	(62,732)	(37,217)	(33,806)	—
Increase (decrease) from contract transactions	463,134	(102,661)	(29,940)	3,525,113	16,862
Net assets at beginning of year	664,536	3,356,645	918,965	3,240,447	1,038,832
Net assets at end of year	$1,186,717	$3,450,059	$940,452	$6,853,806	$1,320,356

Accumulation unit activity
Units outstanding at beginning of year	582,819	1,135,679	295,651	3,225,551	347,314
Contract purchase payments	143,565	180,553	3,139	3,808,818	26,507
Net transfers(1)	293,913	(157,538)	32,957	86,438	(18,891)
Transfers for policy loans	(85)	92	142	1,966	—
Contract charges	(107)	(390)	(252)	(1,392)	(45)
Contract terminations:
Surrender benefits	(53,953)	(32,913)	(35,551)	(341,994)	(3,986)
Death benefits	—	(32,631)	(12,539)	(33,618)	—
Units outstanding at end of year	966,152	1,092,852	283,547	6,745,769	350,899

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

206	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Operations
Investment income (loss) — net	$6,947	$108,580	$(287,895)	$12,025	$63,330
Net realized gain (loss) on sales of investments	(4,415)	(89,157)	1,461,656	22,049	150,092
Distributions from capital gains	—	—	163,508	52,698	339,146
Net change in unrealized appreciation or depreciation of investments	28,286	(26,537)	6,641,661	(11,921)	(208,172)
Net increase (decrease) in net assets resulting from operations	30,818	(7,114)	7,978,930	74,851	344,396

Contract transactions
Contract purchase payments	94,818	29,156	3,288,750	3,311	47,659
Net transfers(1)	48,757	(677,180)	(2,717,525)	(1,669)	(164,583)
Transfers for policy loans	—	835	(9,653)	228	11,669
Adjustments to net assets allocated to contracts in payment period	—	(527)	(6,020)	—	(6,246)
Contract charges	(93)	(5,203)	(12,635)	(280)	(3,904)
Contract terminations:
Surrender benefits	(26,830)	(589,650)	(2,830,815)	(87,822)	(643,099)
Death benefits	(3,999)	(120,874)	(359,252)	—	(9,684)
Increase (decrease) from contract transactions	112,653	(1,363,443)	(2,647,150)	(86,232)	(768,188)
Net assets at beginning of year	567,650	5,531,042	30,061,762	1,129,132	7,162,588
Net assets at end of year	$711,121	$4,160,485	$35,393,542	$1,117,751	$6,738,796

Accumulation unit activity
Units outstanding at beginning of year	541,285	3,802,099	11,232,101	440,345	2,387,095
Contract purchase payments	93,728	20,561	1,137,054	1,396	17,291
Net transfers(1)	46,213	(488,566)	(968,666)	2,340	(53,166)
Transfers for policy loans	—	600	(2,813)	99	4,448
Contract charges	(93)	(3,707)	(4,254)	(119)	(1,448)
Contract terminations:
Surrender benefits	(25,936)	(414,523)	(979,280)	(35,442)	(244,502)
Death benefits	(4,057)	(87,953)	(118,501)	—	(3,366)
Units outstanding at end of year	651,140	2,828,511	10,295,641	408,619	2,106,352

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	207

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(4,973)	$(109,588)	$(1,125)	$(16,974)	$157,922
Net realized gain (loss) on sales of investments	2,755	(301,206)	16,194	60,899	(27,581)
Distributions from capital gains	—	—	1,091	10,863	72,814
Net change in unrealized appreciation or depreciation of investments	286,366	3,535,094	15,806	290,487	220,241
Net increase (decrease) in net assets resulting from operations	284,148	3,124,300	31,966	345,275	423,396

Contract transactions
Contract purchase payments	8,603	1,232,774	24,367	35,268	1,362,558
Net transfers(1)	(41,510)	(2,326,872)	(8,451)	(46,600)	103,463
Transfers for policy loans	—	8,351	—	9,513	(16,497)
Adjustments to net assets allocated to contracts in payment period	—	(1,565)	—	(246)	—
Contract charges	(589)	(12,918)	(69)	(1,228)	(1,291)
Contract terminations:
Surrender benefits	(106,844)	(1,824,767)	(72,493)	(169,255)	(379,482)
Death benefits	—	(284,287)	—	(65,029)	(31,265)
Increase (decrease) from contract transactions	(140,340)	(3,209,284)	(56,646)	(237,577)	1,037,486
Net assets at beginning of year	1,760,365	23,460,296	257,777	2,697,052	6,728,423
Net assets at end of year	$1,904,173	$23,375,312	$233,097	$2,804,750	$8,189,305

Accumulation unit activity
Units outstanding at beginning of year	397,298	6,667,734	148,032	1,328,357	5,771,065
Contract purchase payments	2,219	405,744	13,647	17,260	1,156,260
Net transfers(1)	(6,448)	(812,428)	(4,727)	(19,102)	50,988
Transfers for policy loans	—	2,097	—	4,659	(14,047)
Contract charges	(147)	(3,579)	(43)	(642)	(1,104)
Contract terminations:
Surrender benefits	(25,540)	(602,081)	(39,675)	(90,423)	(322,248)
Death benefits	—	(89,556)	—	(40,138)	(26,575)
Units outstanding at end of year	367,382	5,567,931	117,234	1,199,971	6,614,339

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

208	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$68,855	$138,911	$149,160	$34,422	$(14,399)
Net realized gain (loss) on sales of investments	(145,150)	(61,377)	(308,784)	(536,514)	(26,403)
Distributions from capital gains	299,594	2,424	321,096	424,257	98,222
Net change in unrealized appreciation or depreciation of investments	(521,887)	(94,048)	(781,149)	174,455	364,936
Net increase (decrease) in net assets resulting from operations	(298,588)	(14,090)	(619,677)	96,620	422,356

Contract transactions
Contract purchase payments	37,524	380,993	547,917	299,900	47,455
Net transfers(1)	(233,531)	(5,695)	(124,507)	(418,154)	(205,623)
Transfers for policy loans	11,086	56	18,799	4,952	5,147
Adjustments to net assets allocated to contracts in payment period	(809)	—	—	—	(2,476)
Contract charges	(2,574)	(570)	(3,542)	(2,956)	(5,899)
Contract terminations:
Surrender benefits	(383,598)	(87,711)	(362,644)	(353,717)	(319,029)
Death benefits	(35,005)	(20,202)	(416,875)	(55,123)	(53,030)
Increase (decrease) from contract transactions	(606,907)	266,871	(340,852)	(525,098)	(533,455)
Net assets at beginning of year	3,590,252	3,182,050	9,889,034	8,214,160	7,054,140
Net assets at end of year	$2,684,757	$3,434,831	$8,928,505	$7,785,682	$6,943,041

Accumulation unit activity
Units outstanding at beginning of year	1,602,782	2,354,217	4,467,585	2,389,503	1,393,214
Contract purchase payments	19,537	311,335	280,354	95,036	10,428
Net transfers(1)	(149,353)	(27,014)	(7,206)	(195,402)	(44,248)
Transfers for policy loans	4,828	44	8,997	1,365	1,211
Contract charges	(1,294)	(465)	(1,921)	(903)	(1,283)
Contract terminations:
Surrender benefits	(239,229)	(71,108)	(182,565)	(114,372)	(71,214)
Death benefits	(23,197)	(15,300)	(274,748)	(19,052)	(10,999)
Units outstanding at end of year	1,214,074	2,551,709	4,290,496	2,156,175	1,277,109

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	209

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Inv Opp VI Dis Mid Cap Gro, Ser I(2)	Inv Opp VI Dis Mid Cap Gro, Ser II(2)
Operations
Investment income (loss) — net	$4,978	$(2,369)	$(2,586)	$(4,008)	$(3,973)
Net realized gain (loss) on sales of investments	2,831	2,225	108,703	9,573	7,610
Distributions from capital gains	—	5,090	168,443	58,089	47,738
Net change in unrealized appreciation or depreciation of investments	20,875	27,257	332,569	241,702	183,841
Net increase (decrease) in net assets resulting from operations	28,684	32,203	607,129	305,356	235,216

Contract transactions
Contract purchase payments	194,105	21,970	29,096	3,248	10,485
Net transfers(1)	187,440	—	(295,752)	597,371	475,126
Transfers for policy loans	—	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(71)	(39)	(6,799)	(238)	(338)
Contract terminations:
Surrender benefits	(29,926)	(56,815)	(240,465)	(28,058)	(28,317)
Death benefits	(141,827)	—	(70,466)	—	—
Increase (decrease) from contract transactions	209,721	(34,884)	(584,386)	572,323	456,956
Net assets at beginning of year	281,553	408,201	4,281,936	—	—
Net assets at end of year	$519,958	$405,520	$4,304,679	$877,679	$692,172

Accumulation unit activity
Units outstanding at beginning of year	302,233	121,341	1,650,178	—	—
Contract purchase payments	208,192	7,314	11,558	2,565	7,937
Net transfers(1)	202,259	—	(118,723)	602,767	474,066
Transfers for policy loans	—	—	—	—	—
Contract charges	(77)	(13)	(2,341)	(192)	(276)
Contract terminations:
Surrender benefits	(31,802)	(16,440)	(92,492)	(22,942)	(21,495)
Death benefits	(148,641)	—	(26,011)	—	—
Units outstanding at end of year	532,164	112,202	1,422,169	582,198	460,232

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 24, 2020 (commencement of operations) to December 31, 2020.

See accompanying notes to financial statements.

210	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II	Invesco Opp VI Main St, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I
Operations
Investment income (loss) — net	$(40,560)	$412,134	$595	$(27,239)	$(3,355)
Net realized gain (loss) on sales of investments	75,269	(156,453)	1,187	(30,474)	41,070
Distributions from capital gains	269,634	—	25,175	61,648	33,226
Net change in unrealized appreciation or depreciation of investments	1,511,293	(150,227)	5,702	815,132	75,068
Net increase (decrease) in net assets resulting from operations	1,815,636	105,454	32,659	819,067	146,009

Contract transactions
Contract purchase payments	464,002	136,066	2,095	160,442	4,196
Net transfers(1)	(358,630)	(258,537)	1,884	(90,607)	(34,688)
Transfers for policy loans	7,484	10,850	—	2,524	—
Adjustments to net assets allocated to contracts in payment period	—	(808)	—	—	—
Contract charges	(1,291)	(13,657)	(142)	(1,147)	(135)
Contract terminations:
Surrender benefits	(237,987)	(928,646)	(40,264)	(219,388)	(72,678)
Death benefits	(18,953)	(279,977)	—	(33,135)	—
Increase (decrease) from contract transactions	(145,375)	(1,334,709)	(36,427)	(181,311)	(103,305)
Net assets at beginning of year	7,162,701	10,762,910	277,778	4,494,475	382,445
Net assets at end of year	$8,832,962	$9,533,655	$274,010	$5,132,231	$425,149

Accumulation unit activity
Units outstanding at beginning of year	2,702,790	6,614,627	215,971	1,589,603	153,276
Contract purchase payments	186,356	88,256	1,645	60,639	1,538
Net transfers(1)	(153,514)	(193,047)	1,436	(24,088)	(11,502)
Transfers for policy loans	3,244	6,762	—	1,072	—
Contract charges	(474)	(8,649)	(115)	(439)	(48)
Contract terminations:
Surrender benefits	(84,825)	(599,939)	(29,889)	(81,922)	(22,685)
Death benefits	(7,307)	(181,171)	—	(15,192)	—
Units outstanding at end of year	2,646,270	5,726,839	189,048	1,529,673	120,579

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	211

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$(18,980)	$69,178	$53,250	$2,971	$13,472
Net realized gain (loss) on sales of investments	174,674	(5,018)	(35,342)	159,869	9,023
Distributions from capital gains	156,448	53,892	112,923	1,218,315	16,251
Net change in unrealized appreciation or depreciation of investments	352,419	(14,680)	(264,795)	(765,192)	(55,700)
Net increase (decrease) in net assets resulting from operations	664,561	103,372	(133,964)	615,963	(16,954)

Contract transactions
Contract purchase payments	851	313,619	29,168	28,373	3,957
Net transfers(1)	(315,971)	2,869	(63,087)	(348,161)	(32,463)
Transfers for policy loans	1,633	—	7,115	17,210	1,173
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,184)	—
Contract charges	(6,654)	(232)	(11,257)	(2,569)	(284)
Contract terminations:
Surrender benefits	(137,096)	(95,244)	(359,342)	(406,559)	(36,050)
Death benefits	(21,342)	—	(88,194)	(206,641)	(18,371)
Increase (decrease) from contract transactions	(478,579)	221,012	(485,597)	(922,531)	(82,038)
Net assets at beginning of year	2,204,785	936,650	5,189,202	6,037,910	774,951
Net assets at end of year	$2,390,767	$1,261,034	$4,569,641	$5,731,342	$675,959

Accumulation unit activity
Units outstanding at beginning of year	903,049	763,987	2,140,831	1,661,791	352,530
Contract purchase payments	333	262,405	14,825	8,117	2,035
Net transfers(1)	(147,314)	3,282	(11,639)	(99,473)	(17,569)
Transfers for policy loans	564	—	3,484	4,737	588
Contract charges	(2,169)	(191)	(5,395)	(744)	(143)
Contract terminations:
Surrender benefits	(53,004)	(79,025)	(178,828)	(113,254)	(17,824)
Death benefits	(6,858)	—	(44,151)	(58,462)	(9,450)
Units outstanding at end of year	694,601	950,458	1,919,127	1,402,712	310,167

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

212	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Invesco VI Div Divd, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II
Operations
Investment income (loss) — net	$10,158	$(12,414)	$30,539	$(10,845)	$6,625
Net realized gain (loss) on sales of investments	22,164	52,070	42,374	123,229	(2,527)
Distributions from capital gains	14,291	37,287	58,815	113,881	11,101
Net change in unrealized appreciation or depreciation of investments	(82,020)	102,008	151,523	266,736	82,412
Net increase (decrease) in net assets resulting from operations	(35,407)	178,951	283,251	493,001	97,611

Contract transactions
Contract purchase payments	9,040	34,228	37,586	19,873	77,436
Net transfers(1)	(16,872)	(64,677)	(171,574)	58,746	(20,218)
Transfers for policy loans	2,108	443	1,858	1,601	—
Adjustments to net assets allocated to contracts in payment period	—	(4,374)	(5,753)	—	—
Contract charges	(738)	(1,051)	(2,561)	(1,830)	(218)
Contract terminations:
Surrender benefits	(195,974)	(214,356)	(205,597)	(116,516)	(49,914)
Death benefits	(12,988)	(11,777)	(38,214)	(19,282)	—
Increase (decrease) from contract transactions	(215,424)	(261,564)	(384,255)	(57,408)	7,086
Net assets at beginning of year	796,658	1,677,228	2,957,940	1,174,603	619,282
Net assets at end of year	$545,827	$1,594,615	$2,856,936	$1,610,196	$723,979

Accumulation unit activity
Units outstanding at beginning of year	369,669	566,799	1,476,071	483,973	475,118
Contract purchase payments	4,764	11,885	20,872	6,857	73,605
Net transfers(1)	(11,231)	(24,324)	(98,723)	19,578	(18,469)
Transfers for policy loans	1,130	160	1,019	514	—
Contract charges	(385)	(358)	(1,402)	(587)	(168)
Contract terminations:
Surrender benefits	(101,722)	(71,735)	(115,793)	(40,715)	(37,196)
Death benefits	(6,275)	(3,730)	(20,794)	(6,522)	—
Units outstanding at end of year	255,950	478,697	1,261,250	463,098	492,890

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	213

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Operations
Investment income (loss) — net	$27,362	$(7,329)	$17,953	$(9,718)	$3,384
Net realized gain (loss) on sales of investments	46,708	34,783	15,843	107,449	(16,419)
Distributions from capital gains	94,850	65,125	—	104,022	—
Net change in unrealized appreciation or depreciation of investments	746,127	61,647	76,570	301,135	148,827
Net increase (decrease) in net assets resulting from operations	915,047	154,226	110,366	502,888	135,792

Contract transactions
Contract purchase payments	813,610	2,478	72,725	1,821	12,951
Net transfers(1)	2,186,108	(21,109)	80,819	61,093	(29,432)
Transfers for policy loans	156	(389)	(96)	(2,674)	1,024
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(2,027)	(198)	(253)	(198)	(309)
Contract terminations:
Surrender benefits	(674,486)	(59,712)	(66,188)	(84,485)	(56,203)
Death benefits	—	—	(102)	(60,504)	(9,686)
Increase (decrease) from contract transactions	2,323,361	(78,930)	86,905	(84,947)	(81,655)
Net assets at beginning of year	5,909,096	936,778	1,222,470	1,052,276	1,016,418
Net assets at end of year	$9,147,504	$1,012,074	$1,419,741	$1,470,217	$1,070,555

Accumulation unit activity
Units outstanding at beginning of year	4,943,585	428,487	1,110,809	484,188	611,404
Contract purchase payments	660,462	1,169	63,881	752	8,144
Net transfers(1)	1,759,022	(11,349)	65,385	18,674	(18,258)
Transfers for policy loans	130	(163)	(71)	(1,016)	670
Contract charges	(1,721)	(92)	(220)	(74)	(205)
Contract terminations:
Surrender benefits	(567,634)	(26,130)	(57,460)	(28,749)	(36,626)
Death benefits	—	—	(86)	(18,640)	(6,116)
Units outstanding at end of year	6,793,844	391,922	1,182,238	455,135	559,013

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

214	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$(22,844)	$(3,215)	$(23,865)	$(16,478)	$60,997
Net realized gain (loss) on sales of investments	271,615	5,065	114,548	46,230	275,086
Distributions from capital gains	254,754	8,484	349,112	219,446	132,271
Net change in unrealized appreciation or depreciation of investments	330,734	45,476	287,248	543,982	(252,055)
Net increase (decrease) in net assets resulting from operations	834,259	55,810	727,043	793,180	216,299

Contract transactions
Contract purchase payments	65,723	246,985	31,195	17,177	624,613
Net transfers(1)	(303,695)	293,815	85,193	(63,312)	(1,172,365)
Transfers for policy loans	1,893	—	2,593	(1,683)	(56)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(681)
Contract charges	(4,437)	(357)	(2,275)	(903)	(2,719)
Contract terminations:
Surrender benefits	(383,400)	(89,229)	(328,291)	(200,732)	(370,224)
Death benefits	(47,724)	—	(49,621)	(14,830)	(367,237)
Increase (decrease) from contract transactions	(671,640)	451,214	(261,206)	(264,283)	(1,288,669)
Net assets at beginning of year	3,182,759	473,241	3,509,670	1,949,321	6,296,896
Net assets at end of year	$3,345,378	$980,265	$3,975,507	$2,478,218	$5,224,526

Accumulation unit activity
Units outstanding at beginning of year	1,243,589	319,298	1,955,849	631,848	1,824,422
Contract purchase payments	18,587	191,919	17,483	5,410	202,833
Net transfers(1)	(115,534)	223,066	50,109	(17,184)	(389,780)
Transfers for policy loans	662	—	1,564	(421)	(14)
Contract charges	(1,622)	(267)	(1,230)	(281)	(771)
Contract terminations:
Surrender benefits	(136,708)	(62,791)	(167,114)	(59,765)	(127,725)
Death benefits	(16,254)	—	(26,556)	(4,121)	(89,231)
Units outstanding at end of year	992,720	671,225	1,830,105	555,486	1,419,734

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	215

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(37,299)	$27,126	$(2,622)	$(3,956)	$(246)
Net realized gain (loss) on sales of investments	492,594	(20,291)	15,862	22,517	(566)
Distributions from capital gains	410,287	16,106	32,850	22,383	8,636
Net change in unrealized appreciation or depreciation of investments	2,489,172	(186,420)	28,015	40,481	(1,153)
Net increase (decrease) in net assets resulting from operations	3,354,754	(163,479)	74,105	81,425	6,671

Contract transactions
Contract purchase payments	541,967	15,419	10,354	9,483	6,465
Net transfers(1)	(107,924)	(49,913)	(17,995)	(169,729)	(20,595)
Transfers for policy loans	119	438	121	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,343)	(1,035)	(1,054)	(179)	(22)
Contract terminations:
Surrender benefits	(403,036)	(87,285)	(50,041)	(46,087)	(7,716)
Death benefits	(14,948)	(33,129)	(6,151)	(26,990)	—
Increase (decrease) from contract transactions	14,835	(155,505)	(64,766)	(233,502)	(21,868)
Net assets at beginning of year	2,266,721	1,098,854	711,200	787,942	129,718
Net assets at end of year	$5,636,310	$779,870	$720,539	$635,865	$114,521

Accumulation unit activity
Units outstanding at beginning of year	709,532	688,158	505,858	299,436	127,206
Contract purchase payments	97,072	12,515	7,435	4,001	6,905
Net transfers(1)	(35,181)	(25,687)	(10,108)	(74,726)	(21,041)
Transfers for policy loans	18	302	95	—	—
Contract charges	(239)	(837)	(787)	(68)	(22)
Contract terminations:
Surrender benefits	(68,402)	(68,250)	(38,464)	(16,607)	(8,682)
Death benefits	(2,374)	(27,600)	(5,060)	(9,282)	—
Units outstanding at end of year	700,426	578,601	458,969	202,754	104,366

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

216	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$144,187	$19,252	$44,868	$(4,324)	$3,736
Net realized gain (loss) on sales of investments	(64,891)	(426)	42,555	11,932	1,253
Distributions from capital gains	—	5,493	58,446	106,690	—
Net change in unrealized appreciation or depreciation of investments	120,370	17,654	188,912	48,356	46,942
Net increase (decrease) in net assets resulting from operations	199,666	41,973	334,781	162,654	51,931

Contract transactions
Contract purchase payments	18,222	76,657	1,221,229	3,501	8,219
Net transfers(1)	(115,896)	(2,562)	854,094	(1,758)	(11,195)
Transfers for policy loans	2,029	—	208	1,011	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(280)
Contract charges	(4,813)	(57)	(695)	(1,210)	(288)
Contract terminations:
Surrender benefits	(527,994)	(21,123)	(269,062)	(78,485)	(13,211)
Death benefits	(38,971)	—	—	(61,910)	(6,746)
Increase (decrease) from contract transactions	(667,423)	52,915	1,805,774	(138,851)	(23,501)
Net assets at beginning of year	4,271,350	223,808	3,631,746	1,191,031	531,608
Net assets at end of year	$3,803,593	$318,696	$5,772,301	$1,214,834	$560,038

Accumulation unit activity
Units outstanding at beginning of year	2,578,140	184,357	3,320,358	354,042	284,223
Contract purchase payments	11,777	63,458	1,082,503	1,042	4,389
Net transfers(1)	(78,476)	(2,553)	751,234	(1,332)	(7,576)
Transfers for policy loans	1,261	—	179	288	—
Contract charges	(3,046)	(49)	(609)	(348)	(166)
Contract terminations:
Surrender benefits	(332,323)	(16,308)	(231,285)	(22,097)	(7,533)
Death benefits	(25,678)	—	—	(18,100)	(3,553)
Units outstanding at end of year	2,151,655	228,905	4,922,380	313,495	269,784

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	217

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST FFI Strat
Operations
Investment income (loss) — net	$(39,559)	$(4,105)	$(2,124)	$129,334	$6,250
Net realized gain (loss) on sales of investments	214,431	24,128	19	(58,774)	(8,875)
Distributions from capital gains	530,309	81,967	3,989	—	2,492
Net change in unrealized appreciation or depreciation of investments	893,365	139,398	56,164	(183,171)	(16,321)
Net increase (decrease) in net assets resulting from operations	1,598,546	241,388	58,048	(112,611)	(16,454)

Contract transactions
Contract purchase payments	40,795	6,483	2,673	99,898	4,368
Net transfers(1)	183,904	(407)	(1,796)	9,716	5,368
Transfers for policy loans	17,667	4,951	—	—	—
Adjustments to net assets allocated to contracts in payment period	(3,925)	—	—	—	—
Contract charges	(3,364)	(428)	(110)	(553)	(175)
Contract terminations:
Surrender benefits	(467,199)	(60,552)	(6,895)	(180,269)	(20,855)
Death benefits	(43,404)	—	—	(17,776)	(80)
Increase (decrease) from contract transactions	(275,526)	(49,953)	(6,128)	(88,984)	(11,374)
Net assets at beginning of year	6,257,936	910,048	257,060	1,794,686	435,499
Net assets at end of year	$7,580,956	$1,101,483	$308,980	$1,593,091	$407,671

Accumulation unit activity
Units outstanding at beginning of year	1,596,180	271,256	74,248	1,835,459	175,915
Contract purchase payments	9,396	1,798	847	108,091	2,266
Net transfers(1)	30,528	(74)	(347)	10,818	2,769
Transfers for policy loans	4,140	1,416	—	—	—
Contract charges	(827)	(123)	(34)	(593)	(95)
Contract terminations:
Surrender benefits	(112,120)	(17,505)	(1,964)	(194,407)	(10,616)
Death benefits	(9,481)	—	—	(19,877)	(35)
Units outstanding at end of year	1,517,816	256,768	72,750	1,739,491	170,204

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

218	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4
Operations
Investment income (loss) — net	$16,510	$(378,676)	$(375,142)	$(351,545)	$(273,296)
Net realized gain (loss) on sales of investments	53,538	2,134,731	2,362,539	1,175,135	1,149,820
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	198,847	3,232,371	3,466,200	1,851,356	1,326,311
Net increase (decrease) in net assets resulting from operations	268,895	4,988,426	5,453,597	2,674,946	2,202,835

Contract transactions
Contract purchase payments	121,935	906,003	854,163	1,837,409	89,770
Net transfers(1)	103,923	(823,423)	(1,286,626)	5,435,508	3,370,286
Transfers for policy loans	—	28,681	18,225	9,713	3,819
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(273)	(148,327)	(222,183)	(245,462)	(144,404)
Contract terminations:
Surrender benefits	(27,933)	(3,559,327)	(3,113,811)	(4,556,550)	(3,610,098)
Death benefits	(36,629)	(278,737)	—	(439,560)	(456,141)
Increase (decrease) from contract transactions	161,023	(3,875,130)	(3,750,232)	2,041,058	(746,768)
Net assets at beginning of year	690,691	40,400,588	42,749,195	32,225,419	27,972,623
Net assets at end of year	$1,120,609	$41,513,884	$44,452,560	$36,941,423	$29,428,690

Accumulation unit activity
Units outstanding at beginning of year	697,413	20,199,090	21,212,569	23,857,029	20,623,208
Contract purchase payments	112,731	554,166	432,110	1,313,467	65,787
Net transfers(1)	78,988	(489,190)	(602,480)	3,957,593	2,398,367
Transfers for policy loans	—	15,344	9,335	7,195	2,698
Contract charges	(204)	(74,717)	(112,139)	(177,658)	(104,292)
Contract terminations:
Surrender benefits	(21,405)	(1,831,134)	(1,572,968)	(3,315,245)	(2,593,292)
Death benefits	(43,056)	(134,200)	—	(319,649)	(331,852)
Units outstanding at end of year	824,467	18,239,359	19,366,427	25,322,732	20,060,624

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	219

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(88,110)	$(169,761)	$(491,691)	$(1,053,810)	$(5,786,222)
Net realized gain (loss) on sales of investments	87,939	157,520	1,270,172	1,992,008	8,326,267
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	642,176	1,596,729	2,698,851	7,049,793	57,026,958
Net increase (decrease) in net assets resulting from operations	642,005	1,584,488	3,477,332	7,987,991	59,567,003

Contract transactions
Contract purchase payments	842,877	2,823,857	545,301	2,458,338	39,634,855
Net transfers(1)	(39,479)	1,172,711	12,489,040	3,453,070	(427,354)
Transfers for policy loans	—	—	—	—	17,026
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(116,137)	(193,229)	(560,501)	(1,104,663)	(6,828,299)
Contract terminations:
Surrender benefits	(57,469)	(270,354)	(5,192,224)	(3,687,706)	(20,257,880)
Death benefits	(22,032)	(35,251)	(146,101)	(1,202,310)	(4,327,266)
Increase (decrease) from contract transactions	607,760	3,497,734	7,135,515	(83,271)	7,811,082
Net assets at beginning of year	8,465,025	15,063,506	42,316,952	98,805,064	582,691,332
Net assets at end of year	$9,714,790	$20,145,728	$52,929,799	$106,709,784	$650,069,417

Accumulation unit activity
Units outstanding at beginning of year	7,591,939	12,921,305	35,735,219	78,612,898	416,876,597
Contract purchase payments	770,026	2,456,313	445,845	1,930,589	28,663,033
Net transfers(1)	(20,822)	937,296	10,361,367	2,744,461	(901,686)
Transfers for policy loans	—	—	—	—	12,253
Contract charges	(106,628)	(165,483)	(462,190)	(872,164)	(4,913,636)
Contract terminations:
Surrender benefits	(53,939)	(226,950)	(4,229,476)	(2,887,776)	(14,846,911)
Death benefits	(19,852)	(30,170)	(118,674)	(938,846)	(3,352,097)
Units outstanding at end of year	8,160,724	15,892,311	41,732,091	78,589,162	421,537,553

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

220	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(10,169,727)	$(4,581,911)	$(4,201,929)	$(1,777,427)	$(1,225,744)
Net realized gain (loss) on sales of investments	18,882,695	16,477,406	30,752,931	10,852,878	13,834,250
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	80,487,593	39,072,172	21,321,737	12,810,881	2,345,518
Net increase (decrease) in net assets resulting from operations	89,200,561	50,967,667	47,872,739	21,886,332	14,954,024

Contract transactions
Contract purchase payments	29,356,450	19,418,718	998,639	6,841,744	1,076,318
Net transfers(1)	(10,360,323)	(49,394)	(10,395,225)	(9,112,244)	(8,418,324)
Transfers for policy loans	17,804	70,569	20,913	68,582	52,406
Adjustments to net assets allocated to contracts in payment period	—	(28,884)	—	(27,334)	—
Contract charges	(11,976,734)	(3,563,553)	(2,952,527)	(1,161,071)	(737,284)
Contract terminations:
Surrender benefits	(40,147,194)	(30,980,334)	(48,715,151)	(14,262,226)	(20,175,849)
Death benefits	(6,602,480)	(6,846,723)	(6,136,404)	(2,744,693)	(1,105,747)
Increase (decrease) from contract transactions	(39,712,477)	(21,979,601)	(67,179,755)	(20,397,242)	(29,308,480)
Net assets at beginning of year	1,004,402,696	453,343,099	474,915,928	188,683,695	146,514,203
Net assets at end of year	$1,053,890,780	$482,331,165	$455,608,912	$190,172,785	$132,159,747

Accumulation unit activity
Units outstanding at beginning of year	719,636,674	270,586,584	281,063,218	102,483,486	79,121,566
Contract purchase payments	21,192,451	11,525,238	586,428	3,716,894	589,829
Net transfers(1)	(7,584,685)	(49,084)	(6,210,124)	(5,017,116)	(4,676,148)
Transfers for policy loans	12,535	43,488	19,161	36,569	28,376
Contract charges	(8,555,672)	(2,111,009)	(1,744,963)	(631,747)	(403,642)
Contract terminations:
Surrender benefits	(28,948,964)	(18,171,942)	(28,793,782)	(7,519,211)	(10,852,814)
Death benefits	(4,850,794)	(4,197,529)	(3,638,212)	(1,545,098)	(597,652)
Units outstanding at end of year	690,901,545	257,625,746	241,281,726	91,523,777	63,209,515

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	221

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3
Operations
Investment income (loss) — net	$(892,288)	$(809,843)	$6,061	$(2,069)	$(13,628)
Net realized gain (loss) on sales of investments	3,279,813	4,525,517	2,315	45,960	189,430
Distributions from capital gains	—	—	7,730	—	—
Net change in unrealized appreciation or depreciation of investments	6,205,051	4,131,710	36,921	(12,336)	34,087
Net increase (decrease) in net assets resulting from operations	8,592,576	7,847,384	53,027	31,555	209,889

Contract transactions
Contract purchase payments	4,258,278	183,520	59,461	3,668	6,676
Net transfers(1)	6,557,184	1,632,544	121,782	28,315	(83,380)
Transfers for policy loans	1,331	49,490	—	—	794
Adjustments to net assets allocated to contracts in payment period	(24,856)	—	—	—	—
Contract charges	(601,515)	(500,685)	(35)	(55)	(4,092)
Contract terminations:
Surrender benefits	(6,646,573)	(8,237,996)	(8,662)	(80,771)	(200,965)
Death benefits	(1,448,665)	(1,007,727)	—	—	(16,915)
Increase (decrease) from contract transactions	2,095,184	(7,880,854)	172,546	(48,843)	(297,882)
Net assets at beginning of year	84,861,594	86,069,598	688,189	263,207	1,680,669
Net assets at end of year	$95,549,354	$86,036,128	$913,762	$245,919	$1,592,676

Accumulation unit activity
Units outstanding at beginning of year	56,343,747	56,774,077	579,719	108,694	781,068
Contract purchase payments	2,764,041	120,103	48,352	1,523	3,247
Net transfers(1)	4,300,287	1,055,450	100,854	10,442	(37,084)
Transfers for policy loans	1,052	34,481	—	—	395
Contract charges	(392,062)	(325,976)	(28)	(25)	(1,968)
Contract terminations:
Surrender benefits	(4,328,737)	(5,376,195)	(6,953)	(32,936)	(96,833)
Death benefits	(958,733)	(658,439)	—	—	(8,484)
Units outstanding at end of year	57,729,595	51,623,501	721,944	87,698	640,341

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

222	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(2,404)	$(17,259)	$(3,145)	$(14,633)	$(6,285)
Net realized gain (loss) on sales of investments	(422)	(30,941)	(57,936)	56,173	4,138
Distributions from capital gains	892	18,293	—	—	—
Net change in unrealized appreciation or depreciation of investments	35,239	341,662	(15,265)	404,901	24,686
Net increase (decrease) in net assets resulting from operations	33,305	311,755	(76,346)	446,441	22,539

Contract transactions
Contract purchase payments	53,018	44,801	66,237	7,219	22,615
Net transfers(1)	8,958	(49,337)	(101,346)	(157,400)	(1,287)
Transfers for policy loans	—	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(65)	(227)	(100)	(90)	(42)
Contract terminations:
Surrender benefits	(6,928)	(139,652)	(60,573)	(46,037)	(22,317)
Death benefits	—	(73,715)	(25,182)	—	—
Increase (decrease) from contract transactions	54,983	(218,130)	(120,964)	(196,308)	(1,031)
Net assets at beginning of year	300,871	1,891,486	1,238,243	1,340,870	693,957
Net assets at end of year	$389,159	$1,985,111	$1,040,933	$1,591,003	$715,465

Accumulation unit activity
Units outstanding at beginning of year	205,962	1,163,381	954,997	547,115	334,324
Contract purchase payments	34,270	29,659	61,238	3,045	13,495
Net transfers(1)	7,012	(43,570)	(94,545)	(58,432)	(325)
Transfers for policy loans	—	—	—	—	—
Contract charges	(50)	(139)	(96)	(37)	(27)
Contract terminations:
Surrender benefits	(5,222)	(84,240)	(54,430)	(17,100)	(12,044)
Death benefits	—	(58,052)	(20,689)	—	—
Units outstanding at end of year	241,972	1,007,039	846,475	474,591	335,423

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	223

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Operations
Investment income (loss) — net	$(26,576)	$(301,315)	$(1,887,957)	$(1,203,854)	$82,754
Net realized gain (loss) on sales of investments	243,421	202,055	1,585,735	1,091,818	(220,574)
Distributions from capital gains	—	—	—	—	261,330
Net change in unrealized appreciation or depreciation of investments	(143,220)	1,763,392	10,727,050	5,886,094	742,199
Net increase (decrease) in net assets resulting from operations	73,625	1,664,132	10,424,828	5,774,058	865,709

Contract transactions
Contract purchase payments	33,997	2,458,852	40,178,708	14,757,747	87,583
Net transfers(1)	(5,302)	7,852,346	8,233,830	1,235,045	(427,991)
Transfers for policy loans	5,120	—	—	—	5,468
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(973)
Contract charges	(7,192)	(269,312)	(2,154,164)	(1,289,062)	(7,657)
Contract terminations:
Surrender benefits	(377,541)	(291,113)	(4,961,791)	(2,861,760)	(720,857)
Death benefits	(43,965)	(262,255)	(2,163,937)	(871,911)	(37,738)
Increase (decrease) from contract transactions	(394,883)	9,488,518	39,132,646	10,970,059	(1,102,165)
Net assets at beginning of year	3,803,879	23,725,154	164,705,065	112,219,915	8,296,820
Net assets at end of year	$3,482,621	$34,877,804	$214,262,539	$128,964,032	$8,060,364

Accumulation unit activity
Units outstanding at beginning of year	1,189,036	19,470,367	120,101,814	86,713,997	2,875,259
Contract purchase payments	14,286	2,017,877	30,767,465	11,588,675	33,930
Net transfers(1)	24,396	6,522,237	6,675,921	1,004,228	(160,868)
Transfers for policy loans	2,138	—	—	—	2,121
Contract charges	(2,751)	(220,789)	(1,623,387)	(1,012,711)	(2,752)
Contract terminations:
Surrender benefits	(147,022)	(238,654)	(3,738,517)	(2,217,160)	(283,532)
Death benefits	(17,836)	(228,962)	(1,601,477)	(701,040)	(14,480)
Units outstanding at end of year	1,062,247	27,322,076	150,581,819	95,375,989	2,449,678

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

224	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(100,083)	$(378)	$19,751	$(11,953)	$(44,207)
Net realized gain (loss) on sales of investments	(785,244)	48,693	(396,553)	85,901	69,206
Distributions from capital gains	1,238,761	183,105	—	188,974	256,197
Net change in unrealized appreciation or depreciation of investments	1,991,845	104,899	362,299	213,576	1,823,867
Net increase (decrease) in net assets resulting from operations	2,345,279	336,319	(14,503)	476,498	2,105,063

Contract transactions
Contract purchase payments	94,127	36,218	9,261	78,180	184,036
Net transfers(1)	(932,440)	(2,664)	(89,774)	(128,615)	(54,888)
Transfers for policy loans	9,112	(36,916)	—	3,261	619
Adjustments to net assets allocated to contracts in payment period	(1,758)	—	(978)	(6,454)	—
Contract charges	(10,211)	(1,545)	(2,263)	(1,061)	(1,629)
Contract terminations:
Surrender benefits	(1,357,823)	(157,779)	(164,089)	(275,267)	(425,261)
Death benefits	(170,782)	(17,281)	(10,642)	(2,766)	(8,357)
Increase (decrease) from contract transactions	(2,369,775)	(179,967)	(258,485)	(332,722)	(305,480)
Net assets at beginning of year	13,264,853	2,251,000	1,592,436	2,642,357	4,181,247
Net assets at end of year	$13,240,357	$2,407,352	$1,319,448	$2,786,133	$5,980,830

Accumulation unit activity
Units outstanding at beginning of year	2,854,503	801,995	1,060,233	758,155	1,187,238
Contract purchase payments	21,716	12,370	7,158	24,699	49,259
Net transfers(1)	(216,682)	(1,064)	(103,405)	(31,638)	(28,197)
Transfers for policy loans	2,100	(11,322)	—	893	164
Contract charges	(2,294)	(527)	(1,856)	(321)	(413)
Contract terminations:
Surrender benefits	(332,708)	(55,230)	(126,943)	(79,848)	(121,464)
Death benefits	(35,433)	(5,587)	(9,260)	(707)	(1,569)
Units outstanding at end of year	2,291,202	740,635	825,927	671,233	1,085,018

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	225

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$16,765
Net realized gain (loss) on sales of investments	(6,105)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	23,977
Net increase (decrease) in net assets resulting from operations	34,637

Contract transactions
Contract purchase payments	25,099
Net transfers(1)	49,728
Transfers for policy loans	—
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(22)
Contract terminations:
Surrender benefits	(44,692)
Death benefits	(5,238)
Increase (decrease) from contract transactions	24,875
Net assets at beginning of year	624,967
Net assets at end of year	$684,479

Accumulation unit activity
Units outstanding at beginning of year	520,208
Contract purchase payments	21,121
Net transfers(1)	39,125
Transfers for policy loans	—
Contract charges	(19)
Contract terminations:
Surrender benefits	(38,432)
Death benefits	(4,133)
Units outstanding at end of year	537,870

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

226	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$6,547	$(4,242)	$7,010	$(3,822)	$(33,590)
Net realized gain (loss) on sales of investments	1,987	36,248	133,527	(104,715)	59,292
Distributions from capital gains	1,049	33,382	508,402	—	407,793
Net change in unrealized appreciation or depreciation of investments	97,180	77,330	295,844	779,695	402,892
Net increase (decrease) in net assets resulting from operations	106,763	142,718	944,783	671,158	836,387

Contract transactions
Contract purchase payments	29,245	7,012	48,887	103,891	423,100
Net transfers(1)	108,623	(24,320)	(263,996)	(81,544)	295,012
Transfers for policy loans	—	142	(6,629)	(675)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,917)	(7,323)
Contract charges	(157)	(624)	(2,659)	(6,228)	(918)
Contract terminations:
Surrender benefits	(4,124)	(52,506)	(331,495)	(400,195)	(284,324)
Death benefits	—	(280)	(118,844)	(46,287)	—
Increase (decrease) from contract transactions	133,587	(70,576)	(674,736)	(433,955)	425,547
Net assets at beginning of year	723,537	522,011	4,450,294	4,474,765	2,359,987
Net assets at end of year	$963,887	$594,153	$4,720,341	$4,711,968	$3,621,921

Accumulation unit activity
Units outstanding at beginning of year	636,883	304,302	1,983,642	3,299,519	820,304
Contract purchase payments	23,018	3,452	18,677	76,885	118,693
Net transfers(1)	89,846	(12,518)	(103,677)	(74,126)	95,889
Transfers for policy loans	—	75	(2,608)	(2,262)	—
Contract charges	(127)	(307)	(1,052)	(4,045)	(286)
Contract terminations:
Surrender benefits	(3,321)	(25,826)	(133,254)	(288,110)	(85,995)
Death benefits	—	(156)	(47,115)	(26,322)	—
Units outstanding at end of year	746,299	269,022	1,714,613	2,981,539	948,605

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	227

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$9,893	$(59)	$(1,346)	$23,922	$(20,797)
Net realized gain (loss) on sales of investments	(7,550)	4,601	13,047	88,228	69,034
Distributions from capital gains	—	13,561	47,623	271,211	224,095
Net change in unrealized appreciation or depreciation of investments	304,159	45,946	160,544	226,911	328,326
Net increase (decrease) in net assets resulting from operations	306,502	64,049	219,868	610,272	600,658

Contract transactions
Contract purchase payments	44,198	2,747	11,966	50,425	17,049
Net transfers(1)	(58,755)	—	(8,082)	(171,902)	339,055
Transfers for policy loans	152	359	—	(1,300)	526
Adjustments to net assets allocated to contracts in payment period	—	—	(183)	—	—
Contract charges	(669)	(70)	(417)	(1,174)	(2,653)
Contract terminations:
Surrender benefits	(125,167)	(16,945)	(62,083)	(377,223)	(208,960)
Death benefits	(15,748)	(3,136)	—	(22,025)	(48,927)
Increase (decrease) from contract transactions	(155,989)	(17,045)	(58,799)	(523,199)	96,090
Net assets at beginning of year	1,618,432	240,438	839,612	2,381,782	1,752,457
Net assets at end of year	$1,768,945	$287,442	$1,000,681	$2,468,855	$2,449,205

Accumulation unit activity
Units outstanding at beginning of year	2,032,933	202,056	497,441	1,071,364	674,087
Contract purchase payments	46,985	1,950	6,001	19,224	5,538
Net transfers(1)	(63,688)	—	(3,842)	(70,822)	107,987
Transfers for policy loans	159	257	—	(289)	179
Contract charges	(719)	(50)	(217)	(463)	(843)
Contract terminations:
Surrender benefits	(134,090)	(12,221)	(33,275)	(142,455)	(66,552)
Death benefits	(16,284)	(2,413)	—	(8,133)	(15,959)
Units outstanding at end of year	1,865,296	189,579	466,108	868,426	704,437

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

228	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$8,436	$112,730	$4,787	$4,857	$(5,960)
Net realized gain (loss) on sales of investments	40,812	565,314	(37,652)	14,585	45,420
Distributions from capital gains	41,231	674,967	121,834	24,740	57,306
Net change in unrealized appreciation or depreciation of investments	60,691	1,163,771	417,168	101,784	43,557
Net increase (decrease) in net assets resulting from operations	151,170	2,516,782	506,137	145,966	140,323

Contract transactions
Contract purchase payments	4,492	645,822	315,407	5,453	19,286
Net transfers(1)	(34,121)	(644,906)	(594,482)	(2,999)	18,772
Transfers for policy loans	—	2,903	—	(4,867)	(3,303)
Adjustments to net assets allocated to contracts in payment period	—	(1,888)	—	—	—
Contract charges	(327)	(4,594)	(1,398)	(632)	(385)
Contract terminations:
Surrender benefits	(86,051)	(1,168,560)	(490,662)	(87,073)	(138,285)
Death benefits	(19,329)	(90,891)	(36,635)	—	(12,238)
Increase (decrease) from contract transactions	(135,336)	(1,262,114)	(807,770)	(90,118)	(116,153)
Net assets at beginning of year	639,276	10,346,068	3,465,682	647,307	548,379
Net assets at end of year	$655,110	$11,600,736	$3,164,049	$703,155	$572,549

Accumulation unit activity
Units outstanding at beginning of year	195,259	4,502,126	2,846,867	386,557	234,022
Contract purchase payments	1,214	245,757	236,724	2,866	7,044
Net transfers(1)	(8,942)	(261,715)	(448,561)	(2,267)	7,165
Transfers for policy loans	—	957	—	(2,382)	(1,152)
Contract charges	(89)	(1,709)	(1,055)	(331)	(140)
Contract terminations:
Surrender benefits	(23,307)	(450,669)	(372,209)	(45,249)	(48,873)
Death benefits	(5,339)	(38,102)	(28,252)	—	(4,235)
Units outstanding at end of year	158,796	3,996,645	2,233,514	339,194	193,831

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	229

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(356,178)	$(485)	$(37,546)	$(12,877)	$(201,374)
Net realized gain (loss) on sales of investments	1,107,288	(6,052)	97,619	70,469	1,413,723
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,543,517	32,551	856,968	168,705	2,588,053
Net increase (decrease) in net assets resulting from operations	6,294,627	26,014	917,041	226,297	3,800,402

Contract transactions
Contract purchase payments	3,073,709	33,491	232,582	126,843	229,923
Net transfers(1)	(439,206)	(8,198)	(135,678)	(4,510)	(178,985)
Transfers for policy loans	20,598	—	(350)	2,522	22,112
Adjustments to net assets allocated to contracts in payment period	(23,118)	—	—	—	(23,580)
Contract charges	(11,254)	(39)	(504)	(96)	(18,265)
Contract terminations:
Surrender benefits	(2,666,898)	(8,094)	(146,798)	(26,022)	(1,816,808)
Death benefits	(345,497)	—	(10,508)	—	(365,775)
Increase (decrease) from contract transactions	(391,666)	17,160	(61,256)	98,737	(2,151,378)
Net assets at beginning of year	29,852,755	394,464	2,986,739	907,907	17,146,583
Net assets at end of year	$35,755,716	$437,638	$3,842,524	$1,232,941	$18,795,607

Accumulation unit activity
Units outstanding at beginning of year	15,368,388	761,842	1,877,859	345,832	7,617,853
Contract purchase payments	1,492,169	61,566	117,888	42,280	95,212
Net transfers(1)	(296,501)	(15,183)	(73,929)	1,059	(69,197)
Transfers for policy loans	9,200	—	(99)	843	5,605
Contract charges	(5,134)	(72)	(275)	(33)	(7,634)
Contract terminations:
Surrender benefits	(1,222,958)	(14,852)	(79,179)	(8,679)	(727,254)
Death benefits	(148,161)	—	(5,771)	—	(147,393)
Units outstanding at end of year	15,197,003	793,301	1,836,494	381,302	6,767,192

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

230	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(21,560)	$(223,048)	$34,753	$(18,187)	$(63,628)
Net realized gain (loss) on sales of investments	59,844	1,721,315	(1,668)	9,808	248,390
Distributions from capital gains	—	—	—	231,072	916,589
Net change in unrealized appreciation or depreciation of investments	348,679	3,139,934	55,013	270,309	888,585
Net increase (decrease) in net assets resulting from operations	386,963	4,638,201	88,098	493,002	1,989,936

Contract transactions
Contract purchase payments	537,518	277,125	24,037	256,313	107,667
Net transfers(1)	(159,215)	(293,264)	103,571	(16,233)	53,933
Transfers for policy loans	(1,139)	493	—	—	15,474
Adjustments to net assets allocated to contracts in payment period	—	(19,106)	—	—	(2,036)
Contract charges	(249)	(16,143)	(236)	(229)	(8,566)
Contract terminations:
Surrender benefits	(49,028)	(2,185,553)	(56,961)	(146,797)	(919,211)
Death benefits	(27,957)	(279,072)	—	(7,978)	(96,630)
Increase (decrease) from contract transactions	299,930	(2,515,520)	70,411	85,076	(849,369)
Net assets at beginning of year	1,617,387	21,438,031	764,159	1,628,278	7,015,733
Net assets at end of year	$2,304,280	$23,560,712	$922,668	$2,206,356	$8,156,300

Accumulation unit activity
Units outstanding at beginning of year	824,869	8,378,326	770,817	1,463,613	3,292,141
Contract purchase payments	243,534	94,874	23,018	195,943	47,416
Net transfers(1)	(73,769)	(67,158)	99,265	(11,343)	79,823
Transfers for policy loans	(485)	(256)	—	—	5,819
Contract charges	(112)	(5,968)	(220)	(181)	(3,478)
Contract terminations:
Surrender benefits	(21,999)	(782,405)	(53,777)	(115,385)	(391,376)
Death benefits	(13,082)	(91,793)	—	(6,134)	(35,671)
Units outstanding at end of year	958,956	7,525,620	839,103	1,526,513	2,994,674

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	231

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2
Operations
Investment income (loss) — net	$(4,421)	$(39,436)	$39,561	$73,724	$99,111
Net realized gain (loss) on sales of investments	(13,814)	(153,749)	1	57	(10,270)
Distributions from capital gains	—	—	2,649	3,753	—
Net change in unrealized appreciation or depreciation of investments	54,325	584,405	(2)	(58)	199,447
Net increase (decrease) in net assets resulting from operations	36,090	391,220	42,209	77,476	288,288

Contract transactions
Contract purchase payments	189,151	25,362	719,371	169,628	463,126
Net transfers(1)	3,798	(92,517)	90,099	(337,188)	(162,149)
Transfers for policy loans	—	1,239	918	8,811	—
Adjustments to net assets allocated to contracts in payment period	—	(259)	—	(1,030)	—
Contract charges	(53)	(7,567)	(503)	(9,013)	(142)
Contract terminations:
Surrender benefits	(21,321)	(441,281)	(1,201,345)	(1,836,366)	(131,801)
Death benefits	(13,062)	(91,798)	(175,956)	(43,192)	(4,774)
Increase (decrease) from contract transactions	158,513	(606,821)	(567,416)	(2,048,350)	164,260
Net assets at beginning of year	350,756	4,203,806	7,087,716	10,666,479	1,847,169
Net assets at end of year	$545,359	$3,988,205	$6,562,509	$8,695,605	$2,299,717

Accumulation unit activity
Units outstanding at beginning of year	384,144	2,919,102	7,581,474	10,216,452	1,250,763
Contract purchase payments	195,354	16,320	772,035	164,068	285,659
Net transfers(1)	3,872	(63,695)	112,342	(399,011)	(101,265)
Transfers for policy loans	—	527	977	7,830	—
Contract charges	(56)	(5,137)	(539)	(8,700)	(92)
Contract terminations:
Surrender benefits	(22,078)	(281,833)	(1,301,235)	(1,769,355)	(80,041)
Death benefits	(14,184)	(69,712)	(187,656)	(37,790)	(2,835)
Units outstanding at end of year	547,052	2,515,572	6,977,398	8,173,494	1,352,189

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

232	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Operations
Investment income (loss) — net	$377,482	$88,774	$259,422	$49,394	$363,001
Net realized gain (loss) on sales of investments	(20,450)	(54,685)	(130,804)	8,390	8,160
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	783,128	317,758	781,314	124,120	948,828
Net increase (decrease) in net assets resulting from operations	1,140,160	351,847	909,932	181,904	1,319,989

Contract transactions
Contract purchase payments	53,369	685,028	43,957	641,764	152,032
Net transfers(1)	(333,946)	(345,086)	174,334	402,575	288,919
Transfers for policy loans	2,615	4,223	(6,121)	8,306	(751)
Adjustments to net assets allocated to contracts in payment period	(4,229)	—	(1,761)	—	(11,495)
Contract charges	(4,210)	(405)	(10,555)	(219)	(24,761)
Contract terminations:
Surrender benefits	(1,084,311)	(93,897)	(563,390)	(278,928)	(2,148,487)
Death benefits	(137,749)	(20,365)	(168,666)	(46,953)	(322,537)
Increase (decrease) from contract transactions	(1,508,461)	229,498	(532,202)	726,545	(2,067,080)
Net assets at beginning of year	7,840,784	2,530,816	6,178,382	2,104,128	17,104,457
Net assets at end of year	$7,472,483	$3,112,161	$6,556,112	$3,012,577	$16,357,366

Accumulation unit activity
Units outstanding at beginning of year	3,159,487	1,737,389	3,174,001	1,774,512	10,002,328
Contract purchase payments	21,318	423,774	20,756	511,062	83,261
Net transfers(1)	(121,308)	(232,125)	83,180	325,333	156,504
Transfers for policy loans	1,010	2,755	(2,997)	6,661	(427)
Contract charges	(1,558)	(252)	(4,906)	(175)	(14,180)
Contract terminations:
Surrender benefits	(407,113)	(59,134)	(266,075)	(221,419)	(1,201,151)
Death benefits	(52,808)	(13,448)	(80,309)	(38,744)	(187,409)
Units outstanding at end of year	2,599,028	1,858,959	2,923,650	2,357,230	8,838,926

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	233

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2
Operations
Investment income (loss) — net	$(18,137)	$(34,476)	$(353,961)	$33,378	$13,813
Net realized gain (loss) on sales of investments	84,389	329,277	954,283	(4,084)	13,604
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	423,623	854,864	8,003,950	147,760	99,055
Net increase (decrease) in net assets resulting from operations	489,875	1,149,665	8,604,272	177,054	126,472

Contract transactions
Contract purchase payments	495,607	21,877	9,611,008	205,965	41,616
Net transfers(1)	(110,927)	(123,224)	3,539,967	286,868	108,333
Transfers for policy loans	(1,185)	2,112	(30,902)	183	(2,767)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(293)	(4,209)	(7,106)	(1,186)	(147)
Contract terminations:
Surrender benefits	(112,581)	(318,205)	(2,001,641)	(730,522)	(54,469)
Death benefits	—	(85,696)	(162,025)	(13,079)	—
Increase (decrease) from contract transactions	270,621	(507,345)	10,949,301	(251,771)	92,566
Net assets at beginning of year	1,378,670	3,507,320	23,996,757	2,989,967	534,803
Net assets at end of year	$2,139,166	$4,149,640	$43,550,330	$2,915,250	$753,841

Accumulation unit activity
Units outstanding at beginning of year	537,307	2,674,666	11,390,823	2,819,191	519,638
Contract purchase payments	157,165	14,711	3,973,598	187,731	35,988
Net transfers(1)	(37,449)	(59,808)	1,616,446	247,459	113,132
Transfers for policy loans	(343)	1,520	(15,532)	184	(2,235)
Contract charges	(95)	(2,572)	(2,961)	(1,083)	(130)
Contract terminations:
Surrender benefits	(36,138)	(193,853)	(787,921)	(653,684)	(46,298)
Death benefits	—	(54,999)	(61,777)	(11,589)	—
Units outstanding at end of year	620,447	2,379,665	16,112,676	2,588,209	620,095

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

234	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2
Operations
Investment income (loss) — net	$(6,329)	$(40,778)	$3,810	$34,445	$(6,360)
Net realized gain (loss) on sales of investments	18,018	315,177	674	31,777	7,645
Distributions from capital gains	—	—	73,771	571,564	—
Net change in unrealized appreciation or depreciation of investments	139,134	719,742	34,839	196,828	115,183
Net increase (decrease) in net assets resulting from operations	150,823	994,141	113,094	834,614	116,468

Contract transactions
Contract purchase payments	192,589	75,821	37,121	73,484	127,917
Net transfers(1)	(10,081)	62,309	(71,734)	(208,082)	201,711
Transfers for policy loans	—	3,029	—	5,120	—
Adjustments to net assets allocated to contracts in payment period	—	(2,315)	—	(4,417)	—
Contract charges	(90)	(1,428)	(74)	(1,942)	(70)
Contract terminations:
Surrender benefits	(11,020)	(414,358)	(48,489)	(339,650)	(20,481)
Death benefits	(26,096)	(27,397)	—	(97,109)	—
Increase (decrease) from contract transactions	145,302	(304,339)	(83,176)	(572,596)	309,077
Net assets at beginning of year	403,559	3,050,084	501,981	3,722,278	314,281
Net assets at end of year	$699,684	$3,739,886	$531,899	$3,984,296	$739,826

Accumulation unit activity
Units outstanding at beginning of year	210,854	1,561,512	385,985	2,779,810	134,258
Contract purchase payments	82,787	29,590	25,211	48,447	47,489
Net transfers(1)	(3,768)	18,618	(48,087)	(145,106)	78,198
Transfers for policy loans	—	1,496	—	3,394	—
Contract charges	(40)	(593)	(51)	(1,305)	(26)
Contract terminations:
Surrender benefits	(4,762)	(170,738)	(32,050)	(222,723)	(7,645)
Death benefits	(10,812)	(12,095)	—	(69,725)	—
Units outstanding at end of year	274,259	1,427,790	331,008	2,392,792	252,274

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	235

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(8,036)	$(10,835)	$(17,985)	$(5,415)	$(13,325)
Net realized gain (loss) on sales of investments	79,832	73,055	125,038	13,327	133,491
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	114,088	189,760	391,853	60,482	110,264
Net increase (decrease) in net assets resulting from operations	185,884	251,980	498,906	68,394	230,430

Contract transactions
Contract purchase payments	16,825	34,319	23,139	48,008	14,761
Net transfers(1)	70,499	(239,155)	(95,154)	(33,760)	(61,763)
Transfers for policy loans	(837)	—	1,564	—	109
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(325)
Contract charges	(478)	(71)	(1,532)	(45)	(976)
Contract terminations:
Surrender benefits	(176,772)	(83,541)	(140,981)	(45,663)	(203,052)
Death benefits	—	(22,238)	(1,118)	—	(25)
Increase (decrease) from contract transactions	(90,763)	(310,686)	(214,082)	(31,460)	(251,271)
Net assets at beginning of year	782,179	927,117	1,725,140	440,124	1,455,367
Net assets at end of year	$877,300	$868,411	$2,009,964	$477,058	$1,434,526

Accumulation unit activity
Units outstanding at beginning of year	369,264	455,097	817,211	208,587	587,103
Contract purchase payments	6,876	14,146	9,287	20,280	5,124
Net transfers(1)	29,483	(97,641)	(37,575)	(14,645)	(23,762)
Transfers for policy loans	(302)	—	612	—	(17)
Contract charges	(199)	(31)	(608)	(20)	(353)
Contract terminations:
Surrender benefits	(75,629)	(34,162)	(57,548)	(19,922)	(73,845)
Death benefits	—	(9,083)	(428)	—	(9)
Units outstanding at end of year	329,493	328,326	730,951	194,280	494,241

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

236	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$59,658	$11,474	$58,153	$(98)	$32,425
Net realized gain (loss) on sales of investments	(14,567)	1,328	8,511	(78,777)	265
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	154,625	26,753	118,322	114,473	21,770
Net increase (decrease) in net assets resulting from operations	199,716	39,555	184,986	35,598	54,460

Contract transactions
Contract purchase payments	606,745	196,220	34,283	15,348	289,175
Net transfers(1)	225,726	211,505	172,894	(18,053)	191,957
Transfers for policy loans	—	—	(4,463)	1,797	—
Adjustments to net assets allocated to contracts in payment period	—	—	(2,520)	—	—
Contract charges	(223)	(47)	(2,266)	(477)	(40)
Contract terminations:
Surrender benefits	(74,920)	(42,324)	(348,611)	(61,903)	(51,077)
Death benefits	(74,418)	—	(99,531)	(3,634)	—
Increase (decrease) from contract transactions	682,910	365,354	(250,214)	(66,922)	430,015
Net assets at beginning of year	2,017,899	557,406	3,341,739	642,320	622,891
Net assets at end of year	$2,900,525	$962,315	$3,276,511	$610,996	$1,107,366

Accumulation unit activity
Units outstanding at beginning of year	1,765,793	523,858	2,504,570	1,404,795	554,740
Contract purchase payments	501,649	179,998	23,891	32,093	239,846
Net transfers(1)	191,342	199,688	125,420	(36,443)	153,865
Transfers for policy loans	—	—	(3,190)	3,712	—
Contract charges	(186)	(43)	(1,661)	(1,026)	(33)
Contract terminations:
Surrender benefits	(62,049)	(38,520)	(248,366)	(130,473)	(41,766)
Death benefits	(60,702)	—	(75,289)	(7,765)	—
Units outstanding at end of year	2,335,847	864,981	2,325,375	1,264,893	906,652

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	237

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1
Operations
Investment income (loss) — net	$32,462	$104,807	$5,546	$19,055	$(58,577)
Net realized gain (loss) on sales of investments	(11,677)	(219,091)	1,924	(986)	459,753
Distributions from capital gains	—	—	—	6,116	—
Net change in unrealized appreciation or depreciation of investments	81,824	432,775	198,546	161,780	1,281,785
Net increase (decrease) in net assets resulting from operations	102,609	318,491	206,016	185,965	1,682,961

Contract transactions
Contract purchase payments	130,493	12,580	24,239	354,807	50,800
Net transfers(1)	(172,850)	(139,970)	(83,576)	229,740	(333,366)
Transfers for policy loans	—	(5,185)	—	448	3,123
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(86)	(13,361)	(107)	(181)	(7,064)
Contract terminations:
Surrender benefits	(96,208)	(493,220)	(37,448)	(88,625)	(609,845)
Death benefits	(16,510)	(159,549)	(24,360)	—	(87,445)
Increase (decrease) from contract transactions	(155,161)	(798,705)	(121,252)	496,189	(983,797)
Net assets at beginning of year	1,550,721	4,817,019	840,005	1,007,434	5,808,133
Net assets at end of year	$1,498,169	$4,336,805	$924,769	$1,689,588	$6,507,297

Accumulation unit activity
Units outstanding at beginning of year	1,282,020	3,337,308	539,082	975,605	4,307,206
Contract purchase payments	103,961	8,226	13,167	313,395	32,035
Net transfers(1)	(131,533)	(93,714)	(41,699)	210,185	(203,974)
Transfers for policy loans	—	(3,286)	—	397	2,032
Contract charges	(67)	(8,670)	(60)	(161)	(4,427)
Contract terminations:
Surrender benefits	(75,569)	(323,909)	(20,752)	(79,540)	(379,153)
Death benefits	(13,688)	(107,380)	(13,997)	—	(56,982)
Units outstanding at end of year	1,165,124	2,808,575	475,741	1,419,881	3,696,737

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

238	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2
Operations
Investment income (loss) — net	$(15,362)	$(5,737)	$(35,131)	$(5,281)	$(21,913)
Net realized gain (loss) on sales of investments	52,915	19,119	51,054	35,262	59,064
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	292,987	114,595	734,478	75,676	403,388
Net increase (decrease) in net assets resulting from operations	330,540	127,977	750,401	105,657	440,539

Contract transactions
Contract purchase payments	114,204	55,817	349,355	60,226	423,754
Net transfers(1)	(47,309)	6,312	58,218	(21,478)	(257,996)
Transfers for policy loans	—	—	—	—	(7,484)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(159)	(49)	(256)	(54)	(502)
Contract terminations:
Surrender benefits	(47,295)	(20,206)	(119,033)	(56,465)	(60,893)
Death benefits	—	—	(14,210)	—	(31,244)
Increase (decrease) from contract transactions	19,441	41,874	274,074	(17,771)	65,635
Net assets at beginning of year	1,098,198	407,602	2,625,192	423,292	1,738,349
Net assets at end of year	$1,448,179	$577,453	$3,649,667	$511,178	$2,244,523

Accumulation unit activity
Units outstanding at beginning of year	405,099	166,378	1,217,438	163,673	901,330
Contract purchase payments	36,158	19,630	132,172	19,256	190,849
Net transfers(1)	(14,706)	2,381	25,088	(6,834)	(113,281)
Transfers for policy loans	—	—	—	—	(3,170)
Contract charges	(50)	(17)	(104)	(18)	(220)
Contract terminations:
Surrender benefits	(14,887)	(7,064)	(47,635)	(18,548)	(27,795)
Death benefits	—	—	(5,356)	—	(14,903)
Units outstanding at end of year	411,614	181,308	1,321,603	157,529	932,810

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	239

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$8,477	$(28,019)	$(8,178)	$(5,478)	$(9,843)
Net realized gain (loss) on sales of investments	1,021	76,471	68,358	2,524	42,488
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	23,983	574,461	149,578	61,526	270,699
Net increase (decrease) in net assets resulting from operations	33,481	622,913	209,758	58,572	303,344

Contract transactions
Contract purchase payments	109,947	940,950	12,940	199,335	75,857
Net transfers(1)	159,211	(524,943)	(10,051)	825,851	(45,359)
Transfers for policy loans	—	(1,635)	(638)	2,155	—
Adjustments to net assets allocated to contracts in payment period	—	—	(1,202)	—	—
Contract charges	(43)	(698)	(744)	(1,705)	(91)
Contract terminations:
Surrender benefits	(17,129)	(72,068)	(134,312)	(214,088)	(35,419)
Death benefits	—	(33,330)	—	—	(30,303)
Increase (decrease) from contract transactions	251,986	308,276	(134,007)	811,548	(35,315)
Net assets at beginning of year	379,069	2,425,456	843,214	2,370,327	770,803
Net assets at end of year	$664,536	$3,356,645	$918,965	$3,240,447	$1,038,832

Accumulation unit activity
Units outstanding at beginning of year	355,547	1,037,587	345,484	2,406,349	362,095
Contract purchase payments	97,855	339,502	4,726	198,517	28,410
Net transfers(1)	144,929	(201,751)	(4,400)	832,627	(17,397)
Transfers for policy loans	—	(431)	(199)	2,127	—
Contract charges	(38)	(253)	(261)	(1,693)	(34)
Contract terminations:
Surrender benefits	(15,474)	(25,969)	(49,699)	(212,376)	(13,385)
Death benefits	—	(13,006)	—	—	(12,375)
Units outstanding at end of year	582,819	1,135,679	295,651	3,225,551	347,314

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

240	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Operations
Investment income (loss) — net	$15,969	$207,187	$(222,831)	$27,266	$180,180
Net realized gain (loss) on sales of investments	(7,634)	(30,396)	394,244	30,068	306,338
Distributions from capital gains	—	—	3,282,218	86,378	631,786
Net change in unrealized appreciation or depreciation of investments	68,654	199,764	3,844,014	119,626	625,341
Net increase (decrease) in net assets resulting from operations	76,989	376,555	7,297,645	263,338	1,743,645

Contract transactions
Contract purchase payments	29,686	37,110	2,269,995	3,647	68,020
Net transfers(1)	(4,807)	(745,985)	(2,619,912)	97	(251,812)
Transfers for policy loans	219	(806)	(3,954)	(2,751)	(3,769)
Adjustments to net assets allocated to contracts in payment period	—	(556)	(9,527)	—	(6,327)
Contract charges	(97)	(5,592)	(12,438)	(353)	(4,257)
Contract terminations:
Surrender benefits	(147,991)	(636,426)	(2,126,576)	(99,821)	(933,465)
Death benefits	(7,715)	(194,323)	(225,078)	(4,145)	(64,814)
Increase (decrease) from contract transactions	(130,705)	(1,546,578)	(2,727,490)	(103,326)	(1,196,424)
Net assets at beginning of year	621,366	6,701,065	25,491,607	969,120	6,615,367
Net assets at end of year	$567,650	$5,531,042	$30,061,762	$1,129,132	$7,162,588

Accumulation unit activity
Units outstanding at beginning of year	670,470	4,898,000	12,389,629	487,312	2,840,062
Contract purchase payments	29,860	25,850	934,932	1,572	25,360
Net transfers(1)	(5,151)	(536,113)	(1,112,109)	48	(92,785)
Transfers for policy loans	217	(526)	(1,289)	(1,255)	(1,382)
Contract charges	(96)	(3,921)	(5,103)	(155)	(1,610)
Contract terminations:
Surrender benefits	(146,449)	(443,836)	(878,468)	(45,291)	(356,390)
Death benefits	(7,566)	(137,355)	(95,491)	(1,886)	(26,160)
Units outstanding at end of year	541,285	3,802,099	11,232,101	440,345	2,387,095

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	241

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(1,805)	$(60,898)	$1,893	$14,902	$149,968
Net realized gain (loss) on sales of investments	16,227	(60,873)	8,966	50,237	(11,652)
Distributions from capital gains	193,045	2,480,886	9,449	93,742	47,404
Net change in unrealized appreciation or depreciation of investments	140,366	2,004,107	37,437	435,919	226,303
Net increase (decrease) in net assets resulting from operations	347,833	4,363,222	57,745	594,800	412,023

Contract transactions
Contract purchase payments	10,678	1,457,409	2,926	44,007	1,158,662
Net transfers(1)	(8,400)	(847,609)	(1,476)	(76,847)	1,223,994
Transfers for policy loans	213	4,995	—	659	6,058
Adjustments to net assets allocated to contracts in payment period	—	(2,135)	—	(240)	—
Contract charges	(686)	(14,123)	(80)	(1,205)	(826)
Contract terminations:
Surrender benefits	(158,381)	(1,630,996)	(29,360)	(209,137)	(235,796)
Death benefits	(34,466)	(198,889)	(7,233)	(9,092)	(22,891)
Increase (decrease) from contract transactions	(191,042)	(1,231,348)	(35,223)	(251,855)	2,129,201
Net assets at beginning of year	1,603,574	20,328,422	235,255	2,354,107	4,187,199
Net assets at end of year	$1,760,365	$23,460,296	$257,777	$2,697,052	$6,728,423

Accumulation unit activity
Units outstanding at beginning of year	442,821	6,902,932	171,947	1,467,305	3,920,685
Contract purchase payments	2,523	508,749	1,828	23,981	1,011,509
Net transfers(1)	(1,992)	(213,894)	(2,013)	(45,033)	1,061,298
Transfers for policy loans	50	2,231	—	659	5,396
Contract charges	(166)	(4,061)	(51)	(669)	(729)
Contract terminations:
Surrender benefits	(37,581)	(474,385)	(18,935)	(111,663)	(206,859)
Death benefits	(8,357)	(53,838)	(4,744)	(6,223)	(20,235)
Units outstanding at end of year	397,298	6,667,734	148,032	1,328,357	5,771,065

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

242	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$64,887	$110,233	$78,399	$5,083	$(6,825)
Net realized gain (loss) on sales of investments	8,812	(7,990)	27,442	(217,880)	17,215
Distributions from capital gains	76,147	42,034	912,032	1,283,535	248,518
Net change in unrealized appreciation or depreciation of investments	557,913	203,820	753,112	664,498	1,485,115
Net increase (decrease) in net assets resulting from operations	707,759	348,097	1,770,985	1,735,236	1,744,023

Contract transactions
Contract purchase payments	48,860	688,741	502,102	499,721	60,734
Net transfers(1)	(120,571)	203,193	(165,113)	(439,108)	(160,459)
Transfers for policy loans	(8,402)	92	(11,310)	(3,034)	150
Adjustments to net assets allocated to contracts in payment period	(916)	—	—	—	(2,616)
Contract charges	(2,961)	(516)	(4,013)	(3,252)	(6,213)
Contract terminations:
Surrender benefits	(422,682)	(191,271)	(613,696)	(762,521)	(423,502)
Death benefits	(113,254)	(105,573)	(60,144)	(47,480)	(102,067)
Increase (decrease) from contract transactions	(619,926)	594,666	(352,174)	(755,674)	(633,973)
Net assets at beginning of year	3,502,419	2,239,287	8,470,223	7,234,598	5,944,090
Net assets at end of year	$3,590,252	$3,182,050	$9,889,034	$8,214,160	$7,054,140

Accumulation unit activity
Units outstanding at beginning of year	1,921,323	1,898,973	4,622,954	2,562,392	1,530,251
Contract purchase payments	23,898	530,756	228,741	167,409	12,960
Net transfers(1)	(80,107)	154,677	(63,687)	(107,780)	(32,880)
Transfers for policy loans	(3,138)	70	(4,277)	(43)	(93)
Contract charges	(1,384)	(399)	(1,956)	(927)	(1,349)
Contract terminations:
Surrender benefits	(211,760)	(149,081)	(280,985)	(210,684)	(93,112)
Death benefits	(46,050)	(80,779)	(33,205)	(20,864)	(22,563)
Units outstanding at end of year	1,602,782	2,354,217	4,467,585	2,389,503	1,393,214

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	243

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$4,501	$(1,644)	$14,246	$(25,950)	$267,416
Net realized gain (loss) on sales of investments	(1,804)	(236)	69,812	80,183	(91,468)
Distributions from capital gains	—	8,343	148,883	975,462	—
Net change in unrealized appreciation or depreciation of investments	13,242	72,205	657,675	704,396	835,414
Net increase (decrease) in net assets resulting from operations	15,939	78,668	890,616	1,734,091	1,011,362

Contract transactions
Contract purchase payments	75,895	740	31,312	252,820	149,876
Net transfers(1)	(355)	7,085	(95,686)	(70,766)	(176,996)
Transfers for policy loans	—	—	215	(890)	8,726
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(12,021)
Contract charges	(56)	(83)	(6,846)	(1,324)	(14,395)
Contract terminations:
Surrender benefits	(9,895)	(14,298)	(336,020)	(536,100)	(1,099,469)
Death benefits	—	—	(42,770)	(68,036)	(217,725)
Increase (decrease) from contract transactions	65,589	(6,556)	(449,795)	(424,296)	(1,362,004)
Net assets at beginning of year	200,025	336,089	3,841,115	5,852,906	11,113,552
Net assets at end of year	$281,553	$408,201	$4,281,936	$7,162,701	$10,762,910

Accumulation unit activity
Units outstanding at beginning of year	230,595	123,597	1,833,762	2,869,257	7,460,288
Contract purchase payments	83,240	233	13,381	105,959	96,754
Net transfers(1)	(966)	1,954	(33,420)	(29,907)	(112,946)
Transfers for policy loans	—	—	93	(347)	5,216
Contract charges	(62)	(27)	(2,692)	(543)	(8,929)
Contract terminations:
Surrender benefits	(10,574)	(4,416)	(142,533)	(212,828)	(688,741)
Death benefits	—	—	(18,413)	(28,801)	(137,015)
Units outstanding at end of year	302,233	121,341	1,650,178	2,702,790	6,614,627

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

244	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Invesco Opp VI Main St, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II
Operations
Investment income (loss) — net	$(329)	$(39,011)	$(3,067)	$(19,357)	$(8,482)
Net realized gain (loss) on sales of investments	(2,930)	(22,037)	3,053	82,352	(4,709)
Distributions from capital gains	45,936	353,901	49,352	302,390	—
Net change in unrealized appreciation or depreciation of investments	28,908	542,337	51,858	248,643	111,981
Net increase (decrease) in net assets resulting from operations	71,585	835,190	101,196	614,028	98,790

Contract transactions
Contract purchase payments	2,626	808,855	4,279	8,984	132,192
Net transfers(1)	(7,570)	38,000	(46)	(74,152)	76,288
Transfers for policy loans	—	(4,811)	—	856	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(561)	—
Contract charges	(117)	(1,148)	(121)	(6,583)	(175)
Contract terminations:
Surrender benefits	(24,330)	(427,220)	(7,383)	(139,225)	(18,821)
Death benefits	(7,966)	(11,294)	—	(27,121)	—
Increase (decrease) from contract transactions	(37,357)	402,382	(3,271)	(237,802)	189,484
Net assets at beginning of year	243,550	3,256,903	284,520	1,828,559	648,376
Net assets at end of year	$277,778	$4,494,475	$382,445	$2,204,785	$936,650

Accumulation unit activity
Units outstanding at beginning of year	247,159	1,433,723	154,565	1,012,344	601,610
Contract purchase payments	2,245	303,698	1,973	4,027	114,898
Net transfers(1)	(6,338)	18,860	(3)	(33,431)	63,660
Transfers for policy loans	—	(1,817)	—	388	—
Contract charges	(101)	(436)	(57)	(2,939)	(147)
Contract terminations:
Surrender benefits	(20,557)	(159,913)	(3,202)	(65,402)	(16,034)
Death benefits	(6,437)	(4,512)	—	(11,938)	—
Units outstanding at end of year	215,971	1,589,603	153,276	903,049	763,987

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	245

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Hlth, Ser II
Operations
Investment income (loss) — net	$39,199	$(19,204)	$15,360	$12,956	$(13,999)
Net realized gain (loss) on sales of investments	83,574	180,131	47,070	38,684	5,807
Distributions from capital gains	644,120	668,884	42,713	41,602	38,559
Net change in unrealized appreciation or depreciation of investments	279,669	570,187	73,012	77,611	380,008
Net increase (decrease) in net assets resulting from operations	1,046,562	1,399,998	178,155	170,853	410,375

Contract transactions
Contract purchase payments	38,159	72,490	6,698	9,306	20,562
Net transfers(1)	(59,714)	(124,690)	(101,146)	(69,032)	80,152
Transfers for policy loans	4,728	13,167	(2,187)	2,024	3,402
Adjustments to net assets allocated to contracts in payment period	—	(4,477)	—	—	(3,688)
Contract charges	(11,575)	(2,788)	(419)	(782)	(1,133)
Contract terminations:
Surrender benefits	(288,651)	(607,951)	(73,888)	(97,897)	(199,794)
Death benefits	(79,927)	(107,057)	(72,197)	(576)	(34,173)
Increase (decrease) from contract transactions	(396,980)	(761,306)	(243,139)	(156,957)	(134,672)
Net assets at beginning of year	4,539,620	5,399,218	839,935	782,762	1,401,525
Net assets at end of year	$5,189,202	$6,037,910	$774,951	$796,658	$1,677,228

Accumulation unit activity
Units outstanding at beginning of year	2,318,971	1,892,517	472,794	449,527	619,137
Contract purchase payments	17,215	21,957	3,297	4,676	8,159
Net transfers(1)	(27,168)	(37,707)	(49,415)	(35,340)	32,785
Transfers for policy loans	1,937	4,045	(1,092)	1,031	1,388
Contract charges	(5,122)	(846)	(206)	(396)	(449)
Contract terminations:
Surrender benefits	(130,267)	(185,870)	(36,120)	(49,557)	(80,146)
Death benefits	(34,735)	(32,305)	(36,728)	(272)	(14,075)
Units outstanding at end of year	2,140,831	1,661,791	352,530	369,669	566,799

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

246	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv
Operations
Investment income (loss) — net	$8,870	$(9,429)	$6,055	$26,433	$(7,064)
Net realized gain (loss) on sales of investments	106,897	53,562	(4,595)	35,379	35,048
Distributions from capital gains	184,543	92,684	21,970	103,884	53,380
Net change in unrealized appreciation or depreciation of investments	414,871	187,761	69,483	612,207	163,265
Net increase (decrease) in net assets resulting from operations	715,181	324,578	92,913	777,903	244,629

Contract transactions
Contract purchase payments	57,484	6,197	139,196	1,363,289	2,717
Net transfers(1)	(469,726)	3,613	(9,261)	1,291,154	20,453
Transfers for policy loans	—	(232)	—	112	842
Adjustments to net assets allocated to contracts in payment period	(5,317)	—	—	—	—
Contract charges	(2,804)	(1,754)	(217)	(1,095)	(253)
Contract terminations:
Surrender benefits	(214,082)	(115,414)	(23,101)	(569,342)	(69,873)
Death benefits	(31,702)	(37,750)	—	(31,687)	(1,408)
Increase (decrease) from contract transactions	(666,147)	(145,340)	106,617	2,052,431	(47,522)
Net assets at beginning of year	2,908,906	995,365	419,752	3,078,762	739,671
Net assets at end of year	$2,957,940	$1,174,603	$619,282	$5,909,096	$936,778

Accumulation unit activity
Units outstanding at beginning of year	1,853,651	551,863	388,355	3,110,503	453,435
Contract purchase payments	32,450	2,928	113,661	1,218,110	1,346
Net transfers(1)	(265,976)	2,607	(7,499)	1,148,087	9,245
Transfers for policy loans	167	(149)	—	100	432
Contract charges	(1,581)	(761)	(177)	(997)	(126)
Contract terminations:
Surrender benefits	(124,914)	(54,763)	(19,222)	(504,136)	(35,107)
Death benefits	(17,726)	(17,752)	—	(28,082)	(738)
Units outstanding at end of year	1,476,071	483,973	475,118	4,943,585	428,487

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	247

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$19,163	$(7,909)	$9,399	$(20,516)	$(3,936)
Net realized gain (loss) on sales of investments	632	82,304	(42,569)	147,712	2,219
Distributions from capital gains	—	70,445	—	329,682	588
Net change in unrealized appreciation or depreciation of investments	52,450	194,127	257,392	429,837	56,789
Net increase (decrease) in net assets resulting from operations	72,245	338,967	224,222	886,715	55,660

Contract transactions
Contract purchase payments	205,870	1,205	19,158	79,658	51,930
Net transfers(1)	255,640	44,404	(20,207)	(188,506)	82,456
Transfers for policy loans	455	(927)	(2,695)	(2,562)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(168)	(179)	(407)	(4,850)	(278)
Contract terminations:
Surrender benefits	(49,198)	(123,972)	(134,763)	(292,626)	(5,068)
Death benefits	(7,291)	(1,264)	(26,623)	(44,216)	—
Increase (decrease) from contract transactions	405,308	(80,733)	(165,537)	(453,102)	129,040
Net assets at beginning of year	744,917	794,042	957,733	2,749,146	288,541
Net assets at end of year	$1,222,470	$1,052,276	$1,016,418	$3,182,759	$473,241

Accumulation unit activity
Units outstanding at beginning of year	731,469	516,836	714,079	1,438,185	226,966
Contract purchase payments	193,078	632	12,574	34,684	37,504
Net transfers(1)	238,873	24,907	(13,261)	(82,273)	58,579
Transfers for policy loans	419	(470)	(1,847)	(1,109)	—
Contract charges	(158)	(93)	(274)	(2,086)	(200)
Contract terminations:
Surrender benefits	(46,098)	(56,905)	(80,404)	(125,263)	(3,551)
Death benefits	(6,774)	(719)	(19,463)	(18,549)	—
Units outstanding at end of year	1,110,809	484,188	611,404	1,243,589	319,298

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

248	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(18,896)	$(15,071)	$160,356	$(20,611)	$22,461
Net realized gain (loss) on sales of investments	106,256	28,785	155,240	39,651	32,641
Distributions from capital gains	276,383	362,205	17,193	296,499	63,119
Net change in unrealized appreciation or depreciation of investments	713,865	216,022	831,681	297,100	71,066
Net increase (decrease) in net assets resulting from operations	1,077,608	591,941	1,164,470	612,639	189,287

Contract transactions
Contract purchase payments	35,112	22,263	500,162	319,880	13,823
Net transfers(1)	(192,717)	(4,433)	286,065	(29,230)	(92,109)
Transfers for policy loans	(2,488)	481	866	142	1,320
Adjustments to net assets allocated to contracts in payment period	—	—	(4,504)	—	—
Contract charges	(2,074)	(928)	(3,076)	(872)	(1,295)
Contract terminations:
Surrender benefits	(399,420)	(168,272)	(428,537)	(136,717)	(162,224)
Death benefits	(2,948)	(10,884)	(138,442)	(82,913)	(7,458)
Increase (decrease) from contract transactions	(564,535)	(161,773)	212,534	70,290	(247,943)
Net assets at beginning of year	2,996,597	1,519,153	4,919,892	1,583,792	1,157,510
Net assets at end of year	$3,509,670	$1,949,321	$6,296,896	$2,266,721	$1,098,854

Accumulation unit activity
Units outstanding at beginning of year	2,310,595	689,056	1,687,100	683,139	847,827
Contract purchase payments	22,419	8,097	167,128	109,837	8,932
Net transfers(1)	(118,753)	(998)	142,253	(9,654)	(58,228)
Transfers for policy loans	(1,121)	180	262	48	856
Contract charges	(1,327)	(339)	(886)	(286)	(844)
Contract terminations:
Surrender benefits	(254,019)	(60,077)	(130,300)	(42,783)	(105,564)
Death benefits	(1,945)	(4,071)	(41,135)	(30,769)	(4,821)
Units outstanding at end of year	1,955,849	631,848	1,824,422	709,532	688,158

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	249

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl
Operations
Investment income (loss) — net	$(5,320)	$(5,547)	$(1,230)	$78,759	$2,185
Net realized gain (loss) on sales of investments	20,130	15,866	1,025	(27,937)	(968)
Distributions from capital gains	27,963	40,016	—	—	—
Net change in unrealized appreciation or depreciation of investments	120,682	98,230	16,805	397,257	25,426
Net increase (decrease) in net assets resulting from operations	163,455	148,565	16,600	448,079	26,643

Contract transactions
Contract purchase payments	11,327	93,703	17,421	206,407	77,403
Net transfers(1)	(72,117)	(1,616)	(46,791)	(191,408)	(15,917)
Transfers for policy loans	213	—	—	(1,590)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,152)	(149)	(21)	(5,246)	(53)
Contract terminations:
Surrender benefits	(51,462)	(53,137)	(1,980)	(583,862)	(1,337)
Death benefits	(500)	—	—	(113,701)	(23,503)
Increase (decrease) from contract transactions	(113,691)	38,801	(31,371)	(689,400)	36,593
Net assets at beginning of year	661,436	600,576	144,489	4,512,671	160,572
Net assets at end of year	$711,200	$787,942	$129,718	$4,271,350	$223,808

Accumulation unit activity
Units outstanding at beginning of year	595,410	283,568	161,524	3,010,295	152,714
Contract purchase payments	8,612	37,562	17,947	133,568	67,513
Net transfers(1)	(57,279)	(674)	(50,318)	(122,925)	(13,851)
Transfers for policy loans	176	—	—	(992)	—
Contract charges	(897)	(62)	(22)	(3,275)	(47)
Contract terminations:
Surrender benefits	(39,758)	(20,958)	(1,925)	(366,486)	(1,094)
Death benefits	(406)	—	—	(72,045)	(20,878)
Units outstanding at end of year	505,858	299,436	127,206	2,578,140	184,357

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

250	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$45,856	$(9,712)	$3,143	$(34,366)	$(3,539)
Net realized gain (loss) on sales of investments	924	(5,006)	7,545	180,315	22,096
Distributions from capital gains	—	51,591	974	835,785	124,799
Net change in unrealized appreciation or depreciation of investments	106,816	244,170	103,658	760,122	112,303
Net increase (decrease) in net assets resulting from operations	153,596	281,043	115,320	1,741,856	255,659

Contract transactions
Contract purchase payments	584,609	7,365	7,239	61,025	5,596
Net transfers(1)	1,105,236	(62,029)	(32,736)	(71,640)	(10,841)
Transfers for policy loans	183	(3,852)	31	11,172	(5,442)
Adjustments to net assets allocated to contracts in payment period	—	—	(279)	(3,426)	—
Contract charges	(404)	(1,077)	(422)	(3,527)	(477)
Contract terminations:
Surrender benefits	(47,205)	(81,987)	(53,948)	(516,667)	(83,923)
Death benefits	(22,221)	—	—	(100,030)	(773)
Increase (decrease) from contract transactions	1,620,198	(141,580)	(80,115)	(623,093)	(95,860)
Net assets at beginning of year	1,857,952	1,051,568	496,403	5,139,173	750,249
Net assets at end of year	$3,631,746	$1,191,031	$531,608	$6,257,936	$910,048

Accumulation unit activity
Units outstanding at beginning of year	1,805,403	404,478	327,544	1,769,267	302,403
Contract purchase payments	543,138	2,566	4,271	17,327	1,867
Net transfers(1)	1,035,105	(22,251)	(17,162)	(21,316)	(3,560)
Transfers for policy loans	169	(1,400)	19	3,224	(1,747)
Contract charges	(384)	(375)	(249)	(1,015)	(158)
Contract terminations:
Surrender benefits	(42,206)	(28,976)	(30,200)	(142,243)	(27,284)
Death benefits	(20,867)	—	—	(29,064)	(265)
Units outstanding at end of year	3,320,358	354,042	284,223	1,596,180	271,256

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	251

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST FFI Strat	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(2,270)	$100,039	$(2,802)	$(6,679)	$(424,306)
Net realized gain (loss) on sales of investments	368	(15,003)	(8,027)	5,882	5,049,200
Distributions from capital gains	22,881	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	21,339	(70,222)	59,298	204,068	3,323,444
Net increase (decrease) in net assets resulting from operations	42,318	14,814	48,469	203,271	7,948,338

Contract transactions
Contract purchase payments	2,544	262,980	8,203	27,222	2,545,364
Net transfers(1)	(2,084)	154,938	8,215	(71,705)	(8,378,952)
Transfers for policy loans	—	—	—	84	(11,861)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(112)	(574)	(231)	(138)	(164,268)
Contract terminations:
Surrender benefits	(22,384)	(158,336)	(66,340)	(26,515)	(4,452,119)
Death benefits	—	(29,256)	(6,632)	(3,894)	(114,019)
Increase (decrease) from contract transactions	(22,036)	229,752	(56,785)	(74,946)	(10,575,855)
Net assets at beginning of year	236,778	1,550,120	443,815	562,366	43,028,105
Net assets at end of year	$257,060	$1,794,686	$435,499	$690,691	$40,400,588

Accumulation unit activity
Units outstanding at beginning of year	81,055	1,598,622	199,994	779,035	25,841,584
Contract purchase payments	774	272,417	3,337	33,047	1,351,872
Net transfers(1)	(683)	156,804	3,569	(79,559)	(4,481,009)
Transfers for policy loans	—	—	—	109	(7,650)
Contract charges	(35)	(577)	(96)	(158)	(88,588)
Contract terminations:
Surrender benefits	(6,863)	(162,404)	(27,806)	(30,792)	(2,354,896)
Death benefits	—	(29,403)	(3,083)	(4,269)	(62,223)
Units outstanding at end of year	74,248	1,835,459	175,915	697,413	20,199,090

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

252	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Operations
Investment income (loss) — net	$(401,924)	$(334,767)	$(287,463)	$(65,640)	$(115,205)
Net realized gain (loss) on sales of investments	3,496,854	1,294,006	1,454,733	5,968	1,161
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,002,324	1,917,164	1,536,437	907,679	1,736,895
Net increase (decrease) in net assets resulting from operations	8,097,254	2,876,403	2,703,707	848,007	1,622,851

Contract transactions
Contract purchase payments	799,161	1,246,075	76,871	2,587,335	5,112,477
Net transfers(1)	(3,108,538)	1,964,741	84,853	823,905	776,299
Transfers for policy loans	(6,787)	9,519	7,257	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(237,690)	(214,602)	(153,151)	(63,445)	(107,101)
Contract terminations:
Surrender benefits	(4,385,971)	(2,892,252)	(4,695,053)	(21,351)	(258,743)
Death benefits	(474,793)	(1,258,159)	(647,144)	—	—
Increase (decrease) from contract transactions	(7,414,618)	(1,144,678)	(5,326,367)	3,326,444	5,522,932
Net assets at beginning of year	42,066,559	30,493,694	30,595,283	4,290,574	7,917,723
Net assets at end of year	$42,749,195	$32,225,419	$27,972,623	$8,465,025	$15,063,506

Accumulation unit activity
Units outstanding at beginning of year	25,161,509	24,777,703	24,732,796	4,420,395	7,951,817
Contract purchase payments	423,953	964,678	59,267	2,468,897	4,635,887
Net transfers(1)	(1,655,455)	1,473,343	29,237	782,395	663,576
Transfers for policy loans	(3,075)	7,242	5,429	—	—
Contract charges	(127,935)	(164,163)	(116,756)	(59,632)	(96,607)
Contract terminations:
Surrender benefits	(2,334,216)	(2,216,626)	(3,595,812)	(20,116)	(233,368)
Death benefits	(252,212)	(985,148)	(490,953)	—	—
Units outstanding at end of year	21,212,569	23,857,029	20,623,208	7,591,939	12,921,305

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	253

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(411,918)	$(941,400)	$(5,501,109)	$(10,128,292)	$(4,530,263)
Net realized gain (loss) on sales of investments	356,385	766,650	8,306,020	17,159,876	16,474,228
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,932,027	10,734,271	81,705,313	127,106,307	48,318,598
Net increase (decrease) in net assets resulting from operations	3,876,494	10,559,521	84,510,224	134,137,891	60,262,563

Contract transactions
Contract purchase payments	1,045,001	4,115,619	47,624,907	42,808,870	24,546,288
Net transfers(1)	8,785,844	7,893,276	(9,600,029)	(21,645,284)	8,420,352
Transfers for policy loans	—	—	13,950	(4,267)	19,846
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(30,257)
Contract charges	(432,686)	(942,569)	(6,316,992)	(11,660,812)	(3,518,414)
Contract terminations:
Surrender benefits	(2,856,249)	(3,557,861)	(24,495,783)	(40,250,021)	(37,066,615)
Death benefits	(711,783)	(661,222)	(3,904,311)	(6,171,175)	(7,494,411)
Increase (decrease) from contract transactions	5,830,127	6,847,243	3,321,742	(36,922,689)	(15,123,211)
Net assets at beginning of year	32,610,331	81,398,300	494,859,366	907,187,494	408,203,747
Net assets at end of year	$42,316,952	$98,805,064	$582,691,332	$1,004,402,696	$453,343,099

Accumulation unit activity
Units outstanding at beginning of year	30,501,848	73,073,376	415,534,550	747,685,309	280,023,501
Contract purchase payments	912,308	3,375,799	35,802,048	32,435,524	15,416,242
Net transfers(1)	7,861,958	6,458,228	(7,574,521)	(16,424,225)	5,398,708
Transfers for policy loans	—	—	10,495	(2,917)	10,138
Contract charges	(380,311)	(782,709)	(4,788,035)	(8,784,810)	(2,208,110)
Contract terminations:
Surrender benefits	(2,534,058)	(2,964,730)	(19,059,814)	(30,588,244)	(23,299,353)
Death benefits	(626,526)	(547,066)	(3,048,126)	(4,683,963)	(4,754,542)
Units outstanding at end of year	35,735,219	78,612,898	416,876,597	719,636,674	270,586,584

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

254	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(4,682,943)	$(1,887,467)	$(1,434,742)	$(852,142)	$(871,716)
Net realized gain (loss) on sales of investments	34,553,137	10,545,246	14,221,971	3,457,281	5,227,806
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	39,176,623	21,743,896	12,281,246	6,845,899	6,124,274
Net increase (decrease) in net assets resulting from operations	69,046,817	30,401,675	25,068,475	9,451,038	10,480,364

Contract transactions
Contract purchase payments	1,486,655	7,931,883	1,310,160	3,295,105	333,999
Net transfers(1)	(4,687,664)	(13,599,716)	(6,788,251)	5,261,601	1,360,900
Transfers for policy loans	14,784	73,804	89,460	7,765	(22,339)
Adjustments to net assets allocated to contracts in payment period	—	(27,120)	—	(24,552)	—
Contract charges	(3,327,831)	(1,272,788)	(933,836)	(577,691)	(533,012)
Contract terminations:
Surrender benefits	(70,508,280)	(16,550,496)	(24,426,381)	(8,880,262)	(12,720,379)
Death benefits	(4,394,184)	(1,497,787)	(892,428)	(2,122,806)	(2,311,122)
Increase (decrease) from contract transactions	(81,416,520)	(24,942,220)	(31,641,276)	(3,040,840)	(13,891,953)
Net assets at beginning of year	487,285,631	183,224,240	153,087,004	78,451,396	89,481,187
Net assets at end of year	$474,915,928	$188,683,695	$146,514,203	$84,861,594	$86,069,598

Accumulation unit activity
Units outstanding at beginning of year	331,808,735	117,098,446	97,240,718	58,559,155	66,311,411
Contract purchase payments	924,697	4,582,829	751,728	2,307,448	232,459
Net transfers(1)	(2,952,864)	(7,975,015)	(3,892,909)	3,480,237	921,146
Transfers for policy loans	8,962	42,278	51,569	5,564	(15,252)
Contract charges	(2,078,743)	(736,472)	(536,455)	(398,649)	(366,658)
Contract terminations:
Surrender benefits	(43,905,356)	(9,644,416)	(13,982,561)	(6,134,694)	(8,747,528)
Death benefits	(2,742,213)	(884,164)	(510,524)	(1,475,314)	(1,561,501)
Units outstanding at end of year	281,063,218	102,483,486	79,121,566	56,343,747	56,774,077

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	255

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$6,478	$(3,088)	$(14,990)	$4,482	$(2,656)
Net realized gain (loss) on sales of investments	1,977	28,683	123,713	(5,782)	(50,610)
Distributions from capital gains	—	—	—	4,439	66,422
Net change in unrealized appreciation or depreciation of investments	36,526	34,133	251,488	43,734	389,421
Net increase (decrease) in net assets resulting from operations	44,981	59,728	360,211	46,873	402,577

Contract transactions
Contract purchase payments	156,729	8,989	8,521	1,526	136,199
Net transfers(1)	(101,274)	(12,959)	(37,733)	(19,978)	10,639
Transfers for policy loans	—	—	(2,202)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(24)	(54)	(4,476)	(61)	(185)
Contract terminations:
Surrender benefits	(13,003)	(51,709)	(118,976)	(26,352)	(306,262)
Death benefits	—	—	(3,793)	—	(29,778)
Increase (decrease) from contract transactions	42,428	(55,733)	(158,659)	(44,865)	(189,387)
Net assets at beginning of year	600,780	259,212	1,479,117	298,863	1,678,296
Net assets at end of year	$688,189	$263,207	$1,680,669	$300,871	$1,891,486

Accumulation unit activity
Units outstanding at beginning of year	542,595	133,138	860,469	240,279	1,289,102
Contract purchase payments	133,328	4,014	4,323	1,120	91,803
Net transfers(1)	(84,835)	(5,397)	(18,278)	(16,220)	12,042
Transfers for policy loans	—	—	(980)	—	—
Contract charges	(21)	(25)	(2,256)	(45)	(126)
Contract terminations:
Surrender benefits	(11,348)	(23,036)	(60,161)	(19,172)	(209,807)
Death benefits	—	—	(2,049)	—	(19,633)
Units outstanding at end of year	579,719	108,694	781,068	205,962	1,163,381

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

256	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$27,026	$(14,278)	$(6,936)	$(33,342)	$(182,292)
Net realized gain (loss) on sales of investments	(15,623)	23,716	14,610	231,995	75,339
Distributions from capital gains	30,680	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	78,534	209,491	95,868	438,121	2,188,395
Net increase (decrease) in net assets resulting from operations	120,617	218,929	103,542	636,774	2,081,442

Contract transactions
Contract purchase payments	290,093	47,086	84,658	36,682	2,945,344
Net transfers(1)	(59,033)	30,805	(25,680)	(63,921)	9,198,513
Transfers for policy loans	—	—	—	1,309	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(95)	(82)	(46)	(7,427)	(157,474)
Contract terminations:
Surrender benefits	(81,284)	(26,977)	(26,377)	(304,377)	(602,016)
Death benefits	—	(40,286)	(4,988)	(24,087)	—
Increase (decrease) from contract transactions	149,681	10,546	27,567	(361,821)	11,384,367
Net assets at beginning of year	967,945	1,111,395	562,848	3,528,926	10,259,345
Net assets at end of year	$1,238,243	$1,340,870	$693,957	$3,803,879	$23,725,154

Accumulation unit activity
Units outstanding at beginning of year	833,224	542,387	319,101	1,305,287	9,569,967
Contract purchase payments	236,135	19,820	44,015	13,209	2,508,967
Net transfers(1)	(48,934)	13,785	(12,713)	(17,960)	8,037,736
Transfers for policy loans	—	—	—	263	—
Contract charges	(78)	(35)	(23)	(2,519)	(135,474)
Contract terminations:
Surrender benefits	(65,350)	(11,622)	(13,583)	(101,166)	(510,829)
Death benefits	—	(17,220)	(2,473)	(8,078)	—
Units outstanding at end of year	954,997	547,115	334,324	1,189,036	19,470,367

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	257

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$(1,288,344)	$(922,757)	$(8,411)	$(81,588)	$5,365
Net realized gain (loss) on sales of investments	378,341	380,895	(212,700)	(551,647)	32,270
Distributions from capital gains	—	—	731,650	2,295,776	135,195
Net change in unrealized appreciation or depreciation of investments	21,545,045	13,446,350	1,506,630	1,706,370	197,907
Net increase (decrease) in net assets resulting from operations	20,635,042	12,904,488	2,017,169	3,368,911	370,737

Contract transactions
Contract purchase payments	44,129,121	21,385,630	107,925	125,261	37,795
Net transfers(1)	18,290,439	15,222,066	(370,597)	(560,328)	15,053
Transfers for policy loans	—	—	663	(6,433)	(4,348)
Adjustments to net assets allocated to contracts in payment period	—	—	(974)	(1,711)	—
Contract charges	(1,317,913)	(926,944)	(8,047)	(10,901)	(1,488)
Contract terminations:
Surrender benefits	(1,875,948)	(1,806,016)	(887,667)	(1,539,579)	(91,291)
Death benefits	(287,316)	(141,306)	(158,818)	(138,601)	(14,940)
Increase (decrease) from contract transactions	58,938,383	33,733,430	(1,317,515)	(2,132,292)	(59,219)
Net assets at beginning of year	85,131,640	65,581,997	7,597,166	12,028,234	1,939,482
Net assets at end of year	$164,705,065	$112,219,915	$8,296,820	$13,264,853	$2,251,000

Accumulation unit activity
Units outstanding at beginning of year	73,876,650	58,990,218	3,400,223	3,388,399	823,568
Contract purchase payments	34,493,389	17,574,521	44,013	30,542	14,222
Net transfers(1)	14,447,144	12,490,450	(145,255)	(151,713)	6,922
Transfers for policy loans	—	—	470	(753)	(1,511)
Contract charges	(1,022,736)	(757,187)	(3,044)	(2,615)	(565)
Contract terminations:
Surrender benefits	(1,465,653)	(1,470,404)	(360,695)	(379,405)	(35,104)
Death benefits	(226,980)	(113,601)	(60,453)	(29,952)	(5,537)
Units outstanding at end of year	120,101,814	86,713,997	2,875,259	2,854,503	801,995

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

258	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$44,644	$(16,523)	$(39,417)	$24,809
Net realized gain (loss) on sales of investments	(187,773)	71,434	53,241	(893)
Distributions from capital gains	659,734	293,380	651,137	—
Net change in unrealized appreciation or depreciation of investments	(294,436)	320,797	142,875	28,996
Net increase (decrease) in net assets resulting from operations	222,169	669,088	807,836	52,912

Contract transactions
Contract purchase payments	14,941	62,557	252,674	231,351
Net transfers(1)	(14,500)	(92,078)	(38,314)	15,504
Transfers for policy loans	488	(5,341)	1,474	—
Adjustments to net assets allocated to contracts in payment period	(1,099)	(6,095)	—	—
Contract charges	(2,459)	(1,158)	(1,354)	(28)
Contract terminations:
Surrender benefits	(246,099)	(283,190)	(277,718)	(26,780)
Death benefits	(5,670)	(9,680)	(27,642)	—
Increase (decrease) from contract transactions	(254,398)	(334,985)	(90,880)	220,047
Net assets at beginning of year	1,624,665	2,308,254	3,464,291	352,008
Net assets at end of year	$1,592,436	$2,642,357	$4,181,247	$624,967

Accumulation unit activity
Units outstanding at beginning of year	1,236,038	863,956	1,213,608	328,622
Contract purchase payments	10,029	22,607	78,105	201,503
Net transfers(1)	(5,282)	(26,596)	(10,302)	13,122
Transfers for policy loans	357	(1,661)	457	—
Contract charges	(1,813)	(381)	(419)	(24)
Contract terminations:
Surrender benefits	(175,118)	(96,254)	(85,968)	(23,015)
Death benefits	(3,978)	(3,516)	(8,243)	—
Units outstanding at end of year	1,060,233	758,155	1,187,238	520,208

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	259

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource® Retirement Advisor Variable Annuity (RAVA)*

RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)*

RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)*

RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)

RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)

RiverSource® Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)

RiverSource® Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)

RiverSource® Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or afer April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or afer April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2019)

RiverSource® RAVA 5 ChoiceSM Variable Annuity (RAVA 5 Choice)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after June 22, 2020)

RiverSource® Flexible Portfolio Annuity (FPA)*

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets

260	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

and liabilities as of December 31, 2020, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 2	Columbia Variable Portfolio – Global Strategic Income Fund (Class 2)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	261

Division	Fund
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP® – Lazard International Equity Advantage Fund (Class 2)(1)
CTIVP Loomis Sayles Gro, Cl 1	CTIVP® – Loomis Sayles Growth Fund (Class 1)
CTIVP Loomis Sayles Gro, Cl 2	CTIVP® – Loomis Sayles Growth Fund (Class 2)
CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2)(2)
CTIVP MFS Val, Cl 2	CTIVP® – MFS® Value Fund (Class 2)
CTIVP MS Adv, Cl 2	CTIVP® – Morgan Stanley Advantage Fund (Class 2)
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP WF Short Duration Govt, Cl 2	CTIVP® – Wells Fargo Short Duration Government Fund (Class 2)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Inv Opp VI Dis Mid Cap Gro, Ser I

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares(3)
(effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares)

Inv Opp VI Dis Mid Cap Gro, Ser II

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares(3)
(effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares)

Invesco Opp VI Global, Ser II	Invesco Oppenheimer V.I. Global Fund, Series II Shares (effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Global Fund, Series II Shares)
Inves Opp VI Gbl Strat Inc, Ser II	Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Global Strategic Income Fund, Series II Shares)
Invesco Opp VI Main St, Ser II	Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Main Street Fund®, Series II Shares)
Inves Opp VI Mn St Sm Cap, Ser II	Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Main Street Small Cap Fund®, Series II Shares)
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares

262	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund
Ivy VIP Asset Strategy, Cl II	Ivy VIP Asset Strategy, Class II
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares (previously Janus Henderson VIT Global Technology Portfolio: Service Shares)
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)
NB AMT Sus Eq, Cl S	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST FFI Strat	Third Avenue VST FFI Strategies Portfolio (previously Third Avenue Value Portfolio; effective on or about April 30, 2021, this fund will be renamed to Third Avenue VST Third Avenue Value Portfolio)
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2) (previously CTIVP® – AQR International Core Equity Fund (Class 2))
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2) (previously CTIVP® – William Blair International Leaders Fund (Class 2))
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2) (previously CTIVP® – DFA International Value Fund (Class 2))
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Intl	Wanger International

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	263

Division	Fund
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	CTIVP® – Lazard International Equity Advantage Fund (Class 2) is scheduled to liquidate on or about April 23, 2021.
(2)	CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) is scheduled to liquidate on or about April 23, 2021.
(3)	For the period April 24, 2020 (commencement of operations) to December 31, 2020.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contracts.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2020.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

264	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Accounting Standards Update 2018-13 Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. The Account adopted the standard on January 1, 2020. There was no impact of the standard to the Account’s financials condition or results of operations.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.30% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.70% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	265

Product	Mortality and expense risk fee
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2019)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Choice	0.95% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after June 22, 2020)	0.95% to 1.30% (depending on the contract selected)
FPA	1.25%

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value. Effective July 31, 2020, the contract administrative charge increased to $50 per year on the contract anniversary for certain products.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

5.  SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2020 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$36,203
AB VPS Global Thematic Gro, Cl B	103,016
AB VPS Gro & Inc, Cl B	631,913
AB VPS Intl Val, Cl B	350,873
AB VPS Lg Cap Gro, Cl B	1,828,310
ALPS Alerian Engy Infr, Class III	303,030
AC VP Intl, Cl I	5,959
AC VP Intl, Cl II	57,597
AC VP Mid Cap Val, Cl II	223,004
AC VP Ultra, Cl II	1,020,449
AC VP Val, Cl I	28,562
AC VP Val, Cl II	1,041,694
BlackRock Global Alloc, Cl III	994,506
Calvert VP SRI Bal, Cl I	59,825
CB Var Sm Cap Gro, Cl I	137,657
Col VP Bal, Cl 3	7,217,236
Col VP Commodity Strategy, Cl 2	176,532
Col VP Contrarian Core, Cl 2	291,339
Col VP Disciplined Core, Cl 2	344,917

Division	Purchases
Col VP Disciplined Core, Cl 3	$297,871
Col VP Divd Opp, Cl 2	408,511
Col VP Divd Opp, Cl 3	513,511
Col VP Emerg Mkts Bond, Cl 2	547,256
Col VP Emer Mkts, Cl 2	626,044
Col VP Emer Mkts, Cl 3	1,391,489
Col VP Global Strategic Inc, Cl 2	493,834
Col VP Global Strategic Inc, Cl 3	491,644
Col VP Govt Money Mkt, Cl 2	9,445,813
Col VP Govt Money Mkt, Cl 3	9,101,572
Col VP Hi Yield Bond, Cl 2	1,360,126
Col VP Hi Yield Bond, Cl 3	600,002
Col VP Inc Opp, Cl 2	1,290,923
Col VP Inc Opp, Cl 3	549,812
Col VP Inter Bond, Cl 2	2,181,741
Col VP Inter Bond, Cl 3	2,291,613
Col VP Lg Cap Gro, Cl 2	1,244,636
Col VP Lg Cap Gro, Cl 3	119,891
Col VP Lg Cap Index, Cl 3	10,469,596

266	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Purchases
Col VP Limited Duration Cr, Cl 2	$1,743,362
Col VP Long Govt/Cr Bond, Cl 2	833,112
Col VP Mid Cap Gro, Cl 2	229,207
Col VP Mid Cap Gro, Cl 3	137,288
Col VP Overseas Core, Cl 2	98,075
Col VP Overseas Core, Cl 3	148,235
Col VP Select Lg Cap Val, Cl 2	705,106
Col VP Select Lg Cap Val, Cl 3	108,857
Col VP Select Mid Cap Val, Cl 2	487,661
Col VP Select Mid Cap Val, Cl 3	75,681
Col VP Select Sm Cap Val, Cl 2	203,683
Col VP Select Sm Cap Val, Cl 3	42,525
Col VP Strategic Inc, Cl 2	1,132,834
Col VP US Govt Mtge, Cl 2	286,847
Col VP US Govt Mtge, Cl 3	669,459
CS Commodity Return	81,600
CTIVP AC Div Bond, Cl 2	204,770
CTIVP BR Gl Infl Prot Sec, Cl 2	163,073
CTIVP BR Gl Infl Prot Sec, Cl 3	490,030
CTIVP CenterSquare Real Est, Cl 2	252,691
CTIVP Lazard Intl Eq Adv, Cl 2	424,156
CTIVP Loomis Sayles Gro, Cl 1	175,128
CTIVP Loomis Sayles Gro, Cl 2	370,371
CTIVP LA Capital Lg Cap Gro, Cl 2	68,359
CTIVP MFS Val, Cl 2	566,884
CTIVP MS Adv, Cl 2	493,803
CTIVP T Rowe Price LgCap Val, Cl 2	829,383
CTIVP TCW Core Plus Bond, Cl 2	731,610
CTIVP Vty Sycamore Estb Val, Cl 2	603,052
CTIVP Vty Sycamore Estb Val, Cl 3	148,115
CTIVP WF Short Duration Govt, Cl 2	6,026,760
CTIVP Westfield Mid Cap Gro, Cl 2	119,055
DWS Alt Asset Alloc VIP, Cl B	191,344
EV VT Floating-Rate Inc, Init Cl	227,278
Fid VIP Contrafund, Serv Cl 2	5,217,216
Fid VIP Gro & Inc, Serv Cl	126,786
Fid VIP Gro & Inc, Serv Cl 2	600,092
Fid VIP Mid Cap, Serv Cl	63,005
Fid VIP Mid Cap, Serv Cl 2	1,920,467
Fid VIP Overseas, Serv Cl	27,141
Fid VIP Overseas, Serv Cl 2	149,583
Fid VIP Strategic Inc, Serv Cl 2	2,696,396
Frank Global Real Est, Cl 2	492,708
Frank Inc, Cl 2	903,954
Frank Mutual Shares, Cl 2	1,786,372
Frank Sm Cap Val, Cl 2	1,257,271
GS VIT Mid Cap Val, Inst	237,037
GS VIT Multi-Strategy Alt, Advisor	405,146
GS VIT Sm Cap Eq Insights, Inst	27,878
GS VIT U.S. Eq Insights, Inst	260,640
Inv Opp VI Dis Mid Cap Gro, Ser I	703,773
Inv Opp VI Dis Mid Cap Gro, Ser II	548,811
Invesco Opp VI Global, Ser II	1,113,587
Inves Opp VI Gbl Strat Inc, Ser II	844,802
Invesco Opp VI Main St, Ser II	63,994
Inves Opp VI Mn St Sm Cap, Ser II	482,222
Invesco VI Am Fran, Ser I	37,470
Invesco VI Am Fran, Ser II	322,366
Invesco VI Bal Risk Alloc, Ser II	481,291

Division	Purchases
Invesco VI Comstock, Ser II	$526,928
Invesco VI Core Eq, Ser I	1,404,156
Invesco VI Div Divd, Ser I	70,539
Invesco VI Div Divd, Ser II	72,777
Invesco VI Hlth, Ser II	197,130
Invesco VI Intl Gro, Ser II	214,727
Invesco VI Tech, Ser I	378,666
Ivy VIP Asset Strategy, Cl II	113,826
Janus Henderson VIT Bal, Serv	3,941,976
Janus Henderson VIT Enter, Serv	67,841
Janus Henderson VIT Flex Bd, Serv	415,077
Janus Hend VIT Gbl Tech Innov, Srv	209,306
Janus Henderson VIT Overseas, Serv	37,388
Janus Henderson VIT Res, Serv	491,493
Lazard Ret Global Dyn MA, Serv	695,240
MFS Mass Inv Gro Stock, Serv Cl	627,307
MFS New Dis, Serv Cl	271,811
MFS Utilities, Serv Cl	1,063,964
MS VIF Dis, Cl II	1,938,114
MS VIF Global Real Est, Cl II	136,979
NB AMT Intl Eq, Cl S	69,236
NB AMT Sus Eq, Cl S	70,539
NB AMT US Eq Index PW Strat, Cl S	17,958
PIMCO VIT All Asset, Advisor Cl	406,605
PIMCO VIT Glb Man As Alloc, Adv Cl	111,869
PIMCO VIT Tot Return, Advisor Cl	3,261,668
Put VT Global Hlth Care, Cl IB	145,278
Put VT Intl Eq, Cl IB	34,848
Put VT Sus Leaders, Cl IA	1,051,942
Put VT Sus Leaders, Cl IB	138,405
Royce Micro-Cap, Invest Cl	7,373
Temp Global Bond, Cl 2	409,642
Third Ave VST FFI Strat	21,858
VanEck VIP Global Gold, Cl S	414,831
VP Aggr, Cl 2	2,825,742
VP Aggr, Cl 4	1,319,546
VP Conserv, Cl 2	10,011,410
VP Conserv, Cl 4	4,137,790
VP Man Risk, Cl 2	1,485,794
VP Man Risk US, Cl 2	4,862,708
VP Man Vol Conserv, Cl 2	20,199,830
VP Man Vol Conserv Gro, Cl 2	12,312,867
VP Man Vol Gro, Cl 2	44,525,645
VP Man Vol Mod Gro, Cl 2	28,167,144
VP Mod, Cl 2	28,759,525
VP Mod, Cl 4	4,247,144
VP Mod Aggr, Cl 2	12,021,409
VP Mod Aggr, Cl 4	1,215,401
VP Mod Conserv, Cl 2	15,606,794
VP Mod Conserv, Cl 4	5,112,092
VP Ptnrs Core Bond, Cl 2	226,759
VP Ptnrs Core Eq, Cl 2	38,549
VP Ptnrs Core Eq, Cl 3	37,498
VP Ptnrs Intl Core Eq, Cl 2	65,154
VP Ptnrs Intl Gro, Cl 2	226,270
VP Ptnrs Intl Val, Cl 2	147,905
VP Ptnrs Sm Cap Gro, Cl 2	31,588
VP Ptnrs Sm Cap Val, Cl 2	96,020
VP Ptnrs Sm Cap Val, Cl 3	295,079

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	267

Division	Purchases
VP US Flex Conserv Gro, Cl 2	$12,099,617
VP US Flex Gro, Cl 2	52,617,945
VP US Flex Mod Gro, Cl 2	20,815,131
Wanger Intl	582,201
Wanger USA	1,361,279

Division	Purchases
WF VT Index Asset Alloc, Cl 2	$237,146
WF VT Intl Eq, Cl 2	142,298
WF VT Opp, Cl 2	382,226
WF VT Sm Cap Gro, Cl 2	943,396
WA Var Global Hi Yd Bond, Cl II	131,917

8.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2020	702	$1.40	to	$1.27	$939	1.49%	0.55%	to	1.85%	4.29%	to	2.93%
2019	746	$1.34	to	$1.23	$964	1.90%	0.55%	to	1.85%	14.61%	to	13.13%
2018	637	$1.17	to	$1.09	$724	1.61%	0.55%	to	1.85%	(7.85%)	to	(9.05%)
2017	467	$1.27	to	$1.20	$578	1.83%	0.55%	to	1.85%	13.71%	to	12.24%
2016	315	$1.12	to	$1.07	$347	0.59%	0.55%	to	1.85%	2.80%	to	1.48%
AB VPS Global Thematic Gro, Cl B
2020	212	$3.05	to	$2.90	$641	0.45%	0.55%	to	1.45%	38.31%	to	37.08%
2019	269	$2.20	to	$2.11	$594	0.17%	0.55%	to	1.45%	29.07%	to	27.91%
2018	304	$1.71	to	$1.65	$522	—	0.55%	to	1.45%	(10.48%)	to	(11.29%)
2017	446	$1.91	to	$1.86	$861	0.28%	0.55%	to	1.45%	35.55%	to	34.35%
2016	663	$1.41	to	$1.39	$949	—	0.55%	to	1.45%	(1.42%)	to	(2.30%)
AB VPS Gro & Inc, Cl B
2020	1,648	$2.85	to	$2.35	$4,593	1.34%	0.55%	to	1.45%	1.91%	to	1.00%
2019	1,715	$2.80	to	$2.32	$4,720	1.03%	0.55%	to	1.45%	22.93%	to	21.83%
2018	1,984	$2.28	to	$1.91	$4,450	0.74%	0.55%	to	1.45%	(6.37%)	to	(7.21%)
2017	2,222	$2.43	to	$2.06	$5,329	1.28%	0.55%	to	1.45%	17.95%	to	16.89%
2016	2,408	$2.06	to	$1.76	$4,936	0.79%	0.55%	to	1.45%	10.46%	to	9.48%
AB VPS Intl Val, Cl B
2020	2,729	$1.30	to	$0.85	$4,384	1.52%	0.55%	to	1.45%	1.65%	to	0.74%
2019	2,982	$1.28	to	$0.85	$4,712	0.80%	0.55%	to	1.45%	16.15%	to	15.11%
2018	3,300	$1.10	to	$0.74	$4,475	1.06%	0.55%	to	1.45%	(23.40%)	to	(24.09%)
2017	3,862	$1.44	to	$0.97	$6,746	1.83%	0.55%	to	1.45%	24.41%	to	23.30%
2016	4,875	$1.15	to	$0.79	$6,753	1.02%	0.55%	to	1.45%	(1.34%)	to	(2.22%)
AB VPS Lg Cap Gro, Cl B
2020	1,108	$5.08	to	$3.41	$5,685	—	0.85%	to	1.85%	34.00%	to	32.67%
2019	949	$3.79	to	$2.57	$3,622	—	0.85%	to	1.85%	33.23%	to	31.90%
2018	820	$2.85	to	$1.95	$2,360	—	0.85%	to	1.85%	1.45%	to	0.44%
2017	791	$2.81	to	$1.94	$2,258	—	0.85%	to	1.85%	30.56%	to	29.27%
2016	734	$2.15	to	$1.50	$1,613	—	0.85%	to	1.85%	1.49%	to	0.48%
ALPS Alerian Engy Infr, Class III
2020	1,816	$0.73	to	$0.66	$1,277	2.91%	0.55%	to	1.85%	(25.54%)	to	(26.50%)
2019	1,865	$0.98	to	$0.90	$1,769	1.55%	0.55%	to	1.85%	19.75%	to	18.21%
2018	2,033	$0.82	to	$0.76	$1,618	1.75%	0.55%	to	1.85%	(19.40%)	to	(20.45%)
2017	2,189	$1.01	to	$0.95	$2,177	1.78%	0.55%	to	1.85%	(1.38%)	to	(2.65%)
2016	2,632	$1.03	to	$0.98	$2,666	2.43%	0.55%	to	1.85%	40.03%	to	38.22%
AC VP Intl, Cl I
2020	155	$1.94	to	$1.86	$295	0.49%	0.75%	to	0.95%	24.94%	to	24.69%
2019	190	$1.55	to	$1.49	$287	0.85%	0.75%	to	0.95%	27.46%	to	27.21%
2018	202	$1.22	to	$1.17	$240	1.27%	0.75%	to	0.95%	(15.86%)	to	(16.03%)
2017	216	$1.45	to	$1.40	$307	0.91%	0.75%	to	0.95%	30.23%	to	29.97%
2016	282	$1.11	to	$1.07	$308	1.07%	0.75%	to	0.95%	(6.20%)	to	(6.39%)

268	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Intl, Cl II
2020	432	$2.80	to	$3.22	$1,155	0.38%	0.55%	to	1.20%	24.97%	to	24.15%
2019	466	$2.24	to	$2.59	$1,001	0.71%	0.55%	to	1.20%	27.44%	to	26.61%
2018	497	$1.76	to	$2.05	$840	1.13%	0.55%	to	1.20%	(15.76%)	to	(16.31%)
2017	578	$2.08	to	$2.45	$1,169	0.75%	0.55%	to	1.20%	30.22%	to	29.38%
2016	685	$1.60	to	$1.89	$1,065	0.96%	0.55%	to	1.20%	(6.07%)	to	(6.68%)
AC VP Mid Cap Val, Cl II
2020	752	$2.61	to	$2.87	$2,141	1.66%	0.55%	to	1.45%	0.56%	to	(0.35%)
2019	868	$2.60	to	$2.88	$2,469	1.90%	0.55%	to	1.45%	28.28%	to	27.14%
2018	1,071	$2.02	to	$2.27	$2,382	1.23%	0.55%	to	1.45%	(13.44%)	to	(14.22%)
2017	1,455	$2.34	to	$2.64	$3,731	1.37%	0.55%	to	1.45%	10.86%	to	9.87%
2016	1,954	$2.11	to	$2.41	$4,583	1.54%	0.55%	to	1.45%	22.05%	to	20.96%
AC VP Ultra, Cl II
2020	613	$5.16	to	$4.98	$3,152	—	0.55%	to	1.45%	48.73%	to	47.40%
2019	704	$3.47	to	$3.38	$2,449	—	0.55%	to	1.45%	33.72%	to	32.53%
2018	674	$2.60	to	$2.55	$1,752	0.11%	0.55%	to	1.45%	0.05%	to	(0.86%)
2017	772	$2.60	to	$2.57	$2,017	0.25%	0.55%	to	1.45%	31.28%	to	30.11%
2016	1,207	$1.98	to	$1.98	$2,417	0.19%	0.55%	to	1.45%	3.78%	to	2.86%
AC VP Val, Cl I
2020	151	$4.20	to	$4.03	$626	2.32%	0.75%	to	0.95%	0.22%	to	0.02%
2019	159	$4.19	to	$4.03	$655	2.11%	0.75%	to	0.95%	26.08%	to	25.83%
2018	195	$3.32	to	$3.20	$639	1.62%	0.75%	to	0.95%	(9.83%)	to	(10.01%)
2017	229	$3.69	to	$3.56	$833	1.61%	0.75%	to	0.95%	7.94%	to	7.72%
2016	316	$3.41	to	$3.31	$1,062	1.73%	0.75%	to	0.95%	19.58%	to	19.34%
AC VP Val, Cl II
2020	3,381	$2.76	to	$1.65	$9,796	2.14%	0.55%	to	1.85%	0.28%	to	(1.02%)
2019	3,997	$2.76	to	$1.67	$11,601	1.97%	0.55%	to	1.85%	26.23%	to	24.60%
2018	4,502	$2.18	to	$1.34	$10,346	1.49%	0.55%	to	1.85%	(9.78%)	to	(10.95%)
2017	5,346	$2.42	to	$1.50	$13,656	1.47%	0.55%	to	1.85%	7.98%	to	6.59%
2016	6,581	$2.24	to	$1.41	$15,708	1.58%	0.55%	to	1.85%	19.62%	to	18.07%
BlackRock Global Alloc, Cl III
2020	2,193	$1.77	to	$1.47	$3,711	1.39%	0.55%	to	1.85%	20.05%	to	18.49%
2019	2,234	$1.47	to	$1.24	$3,164	1.19%	0.55%	to	1.85%	17.11%	to	15.60%
2018	2,847	$1.26	to	$1.07	$3,466	0.83%	0.55%	to	1.85%	(8.09%)	to	(9.29%)
2017	3,084	$1.37	to	$1.18	$4,108	1.27%	0.55%	to	1.85%	13.09%	to	11.63%
2016	3,362	$1.21	to	$1.06	$3,981	1.07%	0.55%	to	1.85%	3.24%	to	1.91%
Calvert VP SRI Bal, Cl I
2020	318	$2.62	to	$2.79	$753	1.46%	0.55%	to	1.20%	14.63%	to	13.88%
2019	339	$2.28	to	$2.45	$703	1.53%	0.55%	to	1.20%	23.72%	to	22.92%
2018	387	$1.85	to	$1.99	$647	1.73%	0.55%	to	1.20%	(3.21%)	to	(3.84%)
2017	421	$1.91	to	$2.07	$730	1.74%	0.55%	to	1.20%	11.38%	to	10.66%
2016	717	$1.71	to	$1.87	$1,114	1.52%	0.55%	to	1.20%	7.26%	to	6.57%
CB Var Sm Cap Gro, Cl I
2020	178	$4.41	to	$3.90	$747	—	0.55%	to	1.45%	42.48%	to	41.20%
2019	194	$3.09	to	$2.76	$573	—	0.55%	to	1.45%	26.18%	to	25.05%
2018	234	$2.45	to	$2.21	$548	—	0.55%	to	1.45%	2.87%	to	1.94%
2017	314	$2.38	to	$2.17	$717	—	0.55%	to	1.45%	23.59%	to	22.48%
2016	605	$1.93	to	$1.77	$1,128	—	0.55%	to	1.45%	5.22%	to	4.28%
Col VP Bal, Cl 3
2020	15,996	$2.93	to	$1.80	$43,557	—	0.55%	to	1.85%	16.94%	to	15.43%
2019	15,197	$2.50	to	$1.56	$35,756	—	0.55%	to	1.85%	22.11%	to	20.53%
2018	15,368	$2.05	to	$1.30	$29,853	—	0.55%	to	1.85%	(6.41%)	to	(7.63%)
2017	13,512	$2.19	to	$1.40	$28,727	—	0.55%	to	1.85%	13.89%	to	12.42%
2016	9,178	$1.92	to	$1.25	$18,218	—	0.55%	to	1.85%	5.82%	to	4.46%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	269

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Commodity Strategy, Cl 2
2020	892	$0.56	to	$0.50	$479	19.81%	0.55%	to	1.85%	(2.09%)	to	(3.36%)
2019	793	$0.57	to	$0.52	$438	0.93%	0.55%	to	1.85%	7.19%	to	5.81%
2018	762	$0.53	to	$0.49	$394	—	0.55%	to	1.85%	(14.64%)	to	(15.75%)
2017	494	$0.62	to	$0.58	$301	6.37%	0.55%	to	1.85%	1.15%	to	(0.15%)
2016	429	$0.61	to	$0.59	$261	—	0.55%	to	1.85%	11.75%	to	10.31%
Col VP Contrarian Core, Cl 2
2020	1,656	$2.63	to	$2.38	$4,180	—	0.55%	to	1.85%	21.33%	to	19.77%
2019	1,836	$2.17	to	$1.99	$3,843	—	0.55%	to	1.85%	32.08%	to	30.38%
2018	1,878	$1.64	to	$1.52	$2,987	—	0.55%	to	1.85%	(9.64%)	to	(10.82%)
2017	1,594	$1.82	to	$1.71	$2,825	—	0.55%	to	1.85%	20.82%	to	19.26%
2016	1,172	$1.50	to	$1.43	$1,731	—	0.55%	to	1.85%	7.82%	to	6.42%
Col VP Disciplined Core, Cl 2
2020	410	$3.73	to	$2.20	$1,490	—	0.85%	to	1.85%	12.87%	to	11.74%
2019	381	$3.31	to	$1.97	$1,233	—	0.85%	to	1.85%	23.41%	to	22.19%
2018	346	$2.68	to	$1.61	$908	—	0.85%	to	1.85%	(4.67%)	to	(5.63%)
2017	252	$2.81	to	$1.71	$694	—	0.85%	to	1.85%	23.02%	to	21.80%
2016	260	$2.29	to	$1.40	$584	—	0.85%	to	1.85%	6.91%	to	5.84%
Col VP Disciplined Core, Cl 3
2020	5,965	$3.41	to	$2.79	$18,580	—	0.55%	to	1.45%	13.36%	to	12.34%
2019	6,767	$3.01	to	$2.48	$18,796	—	0.55%	to	1.45%	23.95%	to	22.84%
2018	7,618	$2.43	to	$2.02	$17,147	—	0.55%	to	1.45%	(4.27%)	to	(5.13%)
2017	8,459	$2.54	to	$2.13	$19,885	—	0.55%	to	1.45%	23.54%	to	22.44%
2016	9,847	$2.05	to	$1.74	$18,817	—	0.55%	to	1.45%	7.35%	to	6.38%
Col VP Divd Opp, Cl 2
2020	981	$2.46	to	$1.58	$2,351	—	0.85%	to	1.85%	0.05%	to	(0.95%)
2019	959	$2.46	to	$1.59	$2,304	—	0.85%	to	1.85%	22.71%	to	21.49%
2018	825	$2.00	to	$1.31	$1,617	—	0.85%	to	1.85%	(6.81%)	to	(7.74%)
2017	780	$2.15	to	$1.42	$1,648	—	0.85%	to	1.85%	13.16%	to	12.04%
2016	734	$1.90	to	$1.27	$1,376	—	0.85%	to	1.85%	12.45%	to	11.33%
Col VP Divd Opp, Cl 3
2020	6,509	$2.80	to	$1.99	$20,365	—	0.55%	to	1.45%	0.47%	to	(0.43%)
2019	7,526	$2.79	to	$2.00	$23,561	—	0.55%	to	1.45%	23.24%	to	22.14%
2018	8,378	$2.26	to	$1.64	$21,438	—	0.55%	to	1.45%	(6.39%)	to	(7.23%)
2017	9,883	$2.42	to	$1.76	$26,903	—	0.55%	to	1.45%	13.65%	to	12.64%
2016	12,215	$2.13	to	$1.57	$29,270	—	0.55%	to	1.45%	12.90%	to	11.88%
Col VP Emerg Mkts Bond, Cl 2
2020	1,171	$1.21	to	$1.09	$1,366	3.52%	0.55%	to	1.85%	6.58%	to	5.18%
2019	839	$1.13	to	$1.04	$923	4.89%	0.55%	to	1.85%	11.48%	to	10.03%
2018	771	$1.01	to	$0.94	$764	4.39%	0.55%	to	1.85%	(7.90%)	to	(9.09%)
2017	523	$1.10	to	$1.04	$566	4.38%	0.55%	to	1.85%	11.08%	to	9.64%
2016	475	$0.99	to	$0.94	$464	2.36%	0.55%	to	1.85%	10.46%	to	9.03%
Col VP Emer Mkts, Cl 2
2020	1,485	$1.95	to	$1.59	$2,832	0.42%	0.85%	to	1.85%	32.04%	to	30.74%
2019	1,527	$1.48	to	$1.22	$2,206	0.14%	0.85%	to	1.85%	30.16%	to	28.88%
2018	1,464	$1.14	to	$0.94	$1,628	0.25%	0.85%	to	1.85%	(22.33%)	to	(23.11%)
2017	1,276	$1.46	to	$1.23	$1,828	0.02%	0.85%	to	1.85%	45.65%	to	44.20%
2016	956	$1.00	to	$0.85	$944	0.07%	0.85%	to	1.85%	3.93%	to	2.89%
Col VP Emer Mkts, Cl 3
2020	2,265	$4.18	to	$2.48	$8,366	0.55%	0.55%	to	1.45%	32.63%	to	31.44%
2019	2,995	$3.15	to	$1.89	$8,156	0.18%	0.55%	to	1.45%	30.71%	to	29.54%
2018	3,292	$2.41	to	$1.46	$7,016	0.45%	0.55%	to	1.45%	(22.01%)	to	(22.71%)
2017	3,525	$3.09	to	$1.88	$9,712	0.09%	0.55%	to	1.45%	46.25%	to	44.95%
2016	4,305	$2.11	to	$1.30	$8,090	0.11%	0.55%	to	1.45%	4.39%	to	3.46%

270	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Global Strategic Inc, Cl 2
2020	830	$1.05	to	$0.87	$847	4.12%	0.85%	to	1.85%	3.70%	to	2.67%
2019	547	$1.02	to	$0.85	$545	—	0.85%	to	1.85%	9.82%	to	8.72%
2018	384	$0.93	to	$0.78	$351	4.02%	0.85%	to	1.85%	(6.31%)	to	(7.26%)
2017	347	$0.99	to	$0.84	$339	—	0.85%	to	1.85%	4.80%	to	3.76%
2016	324	$0.94	to	$0.81	$303	—	0.85%	to	1.85%	(2.18%)	to	(3.16%)
Col VP Global Strategic Inc, Cl 3
2020	2,296	$1.36	to	$1.20	$3,752	5.18%	0.55%	to	1.45%	4.11%	to	3.17%
2019	2,516	$1.31	to	$1.16	$3,988	—	0.55%	to	1.45%	10.30%	to	9.31%
2018	2,919	$1.19	to	$1.06	$4,204	4.59%	0.55%	to	1.45%	(5.86%)	to	(6.71%)
2017	3,858	$1.26	to	$1.14	$5,849	—	0.55%	to	1.45%	5.19%	to	4.25%
2016	4,630	$1.20	to	$1.09	$6,699	—	0.55%	to	1.45%	(1.77%)	to	(2.65%)
Col VP Govt Money Mkt, Cl 2
2020	7,634	$0.95	to	$0.90	$7,084	0.16%	0.85%	to	1.85%	(0.61%)	to	(1.61%)
2019	6,977	$0.95	to	$0.91	$6,563	1.59%	0.85%	to	1.85%	0.78%	to	(0.23%)
2018	7,581	$0.94	to	$0.91	$7,088	1.29%	0.85%	to	1.85%	0.40%	to	(0.60%)
2017	4,843	$0.94	to	$0.92	$4,532	0.17%	0.85%	to	1.85%	(0.67%)	to	(1.66%)
2016	5,223	$0.95	to	$0.93	$4,929	0.01%	0.85%	to	1.85%	(0.84%)	to	(1.84%)
Col VP Govt Money Mkt, Cl 3
2020	9,566	$1.10	to	$0.92	$10,004	0.22%	0.55%	to	1.45%	(0.27%)	to	(1.18%)
2019	8,173	$1.10	to	$0.93	$8,696	1.73%	0.55%	to	1.45%	1.21%	to	0.30%
2018	10,216	$1.09	to	$0.93	$10,666	1.35%	0.55%	to	1.45%	0.83%	to	(0.08%)
2017	12,019	$1.08	to	$0.93	$12,454	0.30%	0.55%	to	1.45%	(0.24%)	to	(1.14%)
2016	11,192	$1.08	to	$0.94	$11,808	0.01%	0.55%	to	1.45%	(0.54%)	to	(1.44%)
Col VP Hi Yield Bond, Cl 2
2020	1,699	$1.85	to	$1.28	$3,034	5.95%	0.85%	to	1.85%	5.41%	to	4.36%
2019	1,352	$1.75	to	$1.22	$2,300	5.81%	0.85%	to	1.85%	15.54%	to	14.38%
2018	1,251	$1.52	to	$1.07	$1,847	5.47%	0.85%	to	1.85%	(4.81%)	to	(5.77%)
2017	1,247	$1.59	to	$1.14	$1,938	5.37%	0.85%	to	1.85%	5.28%	to	4.23%
2016	787	$1.51	to	$1.09	$1,172	5.82%	0.85%	to	1.85%	10.71%	to	9.60%
Col VP Hi Yield Bond, Cl 3
2020	2,231	$2.69	to	$2.19	$6,751	5.65%	0.55%	to	1.45%	5.96%	to	5.01%
2019	2,599	$2.54	to	$2.08	$7,472	5.79%	0.55%	to	1.45%	16.08%	to	15.04%
2018	3,159	$2.19	to	$1.81	$7,841	5.44%	0.55%	to	1.45%	(4.53%)	to	(5.39%)
2017	4,130	$2.29	to	$1.91	$10,717	5.40%	0.55%	to	1.45%	5.83%	to	4.88%
2016	5,086	$2.16	to	$1.83	$12,480	5.97%	0.55%	to	1.45%	11.11%	to	10.11%
Col VP Inc Opp, Cl 2
2020	2,194	$1.79	to	$1.11	$3,841	4.54%	0.85%	to	1.85%	4.78%	to	3.74%
2019	1,859	$1.71	to	$1.07	$3,112	4.58%	0.85%	to	1.85%	15.14%	to	13.99%
2018	1,737	$1.48	to	$0.94	$2,531	4.98%	0.85%	to	1.85%	(4.72%)	to	(5.68%)
2017	1,361	$1.56	to	$1.00	$2,085	5.97%	0.85%	to	1.85%	5.30%	to	4.25%
2016	717	$1.48	to	$0.96	$1,046	5.30%	0.85%	to	1.85%	9.87%	to	8.76%
Col VP Inc Opp, Cl 3
2020	2,515	$2.53	to	$2.12	$5,912	4.61%	0.55%	to	1.45%	5.16%	to	4.21%
2019	2,924	$2.41	to	$2.03	$6,556	4.91%	0.55%	to	1.45%	15.59%	to	14.56%
2018	3,174	$2.08	to	$1.77	$6,178	4.91%	0.55%	to	1.45%	(4.39%)	to	(5.25%)
2017	4,240	$2.18	to	$1.87	$8,630	6.00%	0.55%	to	1.45%	5.80%	to	4.86%
2016	5,229	$2.06	to	$1.79	$10,096	12.41%	0.55%	to	1.45%	10.25%	to	9.26%
Col VP Inter Bond, Cl 2
2020	3,336	$1.46	to	$1.17	$4,747	2.51%	0.85%	to	1.85%	11.33%	to	10.21%
2019	2,357	$1.31	to	$1.06	$3,013	3.04%	0.85%	to	1.85%	8.10%	to	7.03%
2018	1,775	$1.21	to	$0.99	$2,104	2.09%	0.85%	to	1.85%	(0.71%)	to	(1.70%)
2017	1,675	$1.22	to	$1.01	$2,004	2.58%	0.85%	to	1.85%	2.74%	to	1.72%
2016	1,236	$1.19	to	$0.99	$1,443	1.48%	0.85%	to	1.85%	3.55%	to	2.53%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	271

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inter Bond, Cl 3
2020	8,248	$1.89	to	$1.63	$17,001	2.76%	0.55%	to	1.45%	11.83%	to	10.83%
2019	8,839	$1.69	to	$1.47	$16,357	3.11%	0.55%	to	1.45%	8.52%	to	7.55%
2018	10,002	$1.56	to	$1.36	$17,104	2.19%	0.55%	to	1.45%	(0.29%)	to	(1.19%)
2017	12,656	$1.56	to	$1.38	$21,763	2.67%	0.55%	to	1.45%	3.17%	to	2.24%
2016	15,588	$1.51	to	$1.35	$26,087	1.65%	0.55%	to	1.45%	3.97%	to	3.03%
Col VP Lg Cap Gro, Cl 2
2020	791	$4.68	to	$2.88	$3,620	—	0.85%	to	1.85%	33.27%	to	31.95%
2019	620	$3.51	to	$2.19	$2,139	—	0.85%	to	1.85%	34.39%	to	33.05%
2018	537	$2.62	to	$1.64	$1,379	—	0.85%	to	1.85%	(4.95%)	to	(5.90%)
2017	503	$2.75	to	$1.75	$1,359	—	0.85%	to	1.85%	26.76%	to	25.50%
2016	324	$2.17	to	$1.39	$692	—	0.85%	to	1.85%	0.17%	to	(0.83%)
Col VP Lg Cap Gro, Cl 3
2020	2,057	$4.50	to	$3.70	$4,787	—	0.55%	to	1.45%	33.83%	to	32.63%
2019	2,380	$3.36	to	$2.79	$4,150	—	0.55%	to	1.45%	35.01%	to	33.80%
2018	2,675	$2.49	to	$2.09	$3,507	—	0.55%	to	1.45%	(4.62%)	to	(5.48%)
2017	2,969	$2.61	to	$2.21	$4,106	—	0.55%	to	1.45%	27.25%	to	26.11%
2016	3,815	$2.05	to	$1.75	$4,294	—	0.55%	to	1.45%	0.62%	to	(0.29%)
Col VP Lg Cap Index, Cl 3
2020	18,223	$3.78	to	$2.32	$57,310	—	0.55%	to	1.85%	17.26%	to	15.74%
2019	16,113	$3.23	to	$2.00	$43,550	—	0.55%	to	1.85%	30.23%	to	28.55%
2018	11,391	$2.48	to	$1.56	$23,997	—	0.55%	to	1.85%	(5.34%)	to	(6.57%)
2017	10,370	$2.62	to	$1.67	$23,037	—	0.55%	to	1.85%	20.62%	to	19.07%
2016	7,362	$2.17	to	$1.40	$13,710	—	0.55%	to	1.85%	10.90%	to	9.46%
Col VP Limited Duration Cr, Cl 2
2020	3,033	$1.09	to	$1.04	$3,537	2.58%	0.55%	to	1.85%	4.99%	to	3.63%
2019	2,588	$1.04	to	$1.00	$2,915	2.18%	0.55%	to	1.85%	6.88%	to	5.49%
2018	2,819	$0.97	to	$0.95	$2,990	1.68%	0.55%	to	1.85%	(0.57%)	to	(1.86%)
2017	3,111	$0.98	to	$0.96	$3,329	2.09%	0.55%	to	1.85%	1.24%	to	(0.06%)
2016	2,329	$0.96	to	$0.97	$2,475	3.44%	0.55%	to	1.85%	4.71%	to	3.34%
Col VP Long Govt/Cr Bond, Cl 2
2020	1,060	$1.46	to	$1.32	$1,496	2.75%	0.55%	to	1.85%	16.43%	to	14.92%
2019	620	$1.25	to	$1.15	$754	2.89%	0.55%	to	1.85%	18.76%	to	17.24%
2018	520	$1.05	to	$0.98	$535	2.84%	0.55%	to	1.85%	(5.89%)	to	(7.13%)
2017	764	$1.12	to	$1.05	$839	3.33%	0.55%	to	1.85%	10.40%	to	8.97%
2016	802	$1.01	to	$0.97	$802	1.70%	0.55%	to	1.85%	2.22%	to	0.89%
Col VP Mid Cap Gro, Cl 2
2020	316	$3.52	to	$2.54	$1,074	—	0.85%	to	1.85%	33.94%	to	32.61%
2019	274	$2.63	to	$1.92	$700	—	0.85%	to	1.85%	33.69%	to	32.36%
2018	211	$1.97	to	$1.45	$404	—	0.85%	to	1.85%	(5.79%)	to	(6.73%)
2017	196	$2.09	to	$1.55	$399	—	0.85%	to	1.85%	21.64%	to	20.43%
2016	154	$1.72	to	$1.29	$258	—	0.85%	to	1.85%	1.17%	to	0.16%
Col VP Mid Cap Gro, Cl 3
2020	1,254	$4.14	to	$3.63	$4,394	—	0.55%	to	1.45%	34.49%	to	33.29%
2019	1,428	$3.08	to	$2.72	$3,740	—	0.55%	to	1.45%	34.28%	to	33.08%
2018	1,562	$2.30	to	$2.05	$3,050	—	0.55%	to	1.45%	(5.38%)	to	(6.23%)
2017	1,761	$2.43	to	$2.18	$3,661	—	0.55%	to	1.45%	22.12%	to	21.03%
2016	2,023	$1.99	to	$1.80	$3,461	—	0.55%	to	1.45%	1.60%	to	0.69%
Col VP Overseas Core, Cl 2
2020	326	$1.78	to	$1.28	$566	1.44%	0.85%	to	1.85%	7.90%	to	6.83%
2019	331	$1.65	to	$1.20	$532	1.85%	0.85%	to	1.85%	24.09%	to	22.85%
2018	386	$1.33	to	$0.98	$502	2.66%	0.85%	to	1.85%	(17.52%)	to	(18.36%)
2017	434	$1.61	to	$1.20	$686	1.80%	0.85%	to	1.85%	26.11%	to	24.85%
2016	445	$1.28	to	$0.96	$562	1.49%	0.85%	to	1.85%	(7.06%)	to	(8.00%)

272	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Overseas Core, Cl 3
2020	2,054	$2.20	to	$1.52	$3,706	1.56%	0.55%	to	1.45%	8.33%	to	7.35%
2019	2,393	$2.03	to	$1.42	$3,984	1.97%	0.55%	to	1.45%	24.63%	to	23.52%
2018	2,780	$1.63	to	$1.15	$3,722	2.69%	0.55%	to	1.45%	(17.16%)	to	(17.91%)
2017	3,241	$1.97	to	$1.40	$5,289	1.99%	0.55%	to	1.45%	26.67%	to	25.54%
2016	3,892	$1.55	to	$1.11	$5,038	1.55%	0.55%	to	1.45%	(6.62%)	to	(7.46%)
Col VP Select Lg Cap Val, Cl 2
2020	470	$3.18	to	$1.90	$1,451	—	0.85%	to	1.85%	5.90%	to	4.85%
2019	252	$3.01	to	$1.81	$740	—	0.85%	to	1.85%	25.36%	to	24.11%
2018	134	$2.40	to	$1.46	$314	—	0.85%	to	1.85%	(13.19%)	to	(14.06%)
2017	97	$2.76	to	$1.70	$261	—	0.85%	to	1.85%	19.69%	to	18.51%
2016	94	$2.31	to	$1.43	$212	—	0.85%	to	1.85%	18.63%	to	17.44%
Col VP Select Lg Cap Val, Cl 3
2020	273	$3.14	to	$2.52	$770	—	0.55%	to	1.45%	6.37%	to	5.41%
2019	329	$2.96	to	$2.39	$877	—	0.55%	to	1.45%	25.85%	to	24.72%
2018	369	$2.35	to	$1.91	$782	—	0.55%	to	1.45%	(12.79%)	to	(13.58%)
2017	447	$2.69	to	$2.22	$1,098	—	0.55%	to	1.45%	20.14%	to	19.07%
2016	468	$2.24	to	$1.86	$967	—	0.55%	to	1.45%	19.16%	to	18.09%
Col VP Select Mid Cap Val, Cl 2
2020	463	$2.89	to	$1.77	$1,294	—	0.85%	to	1.85%	6.34%	to	5.29%
2019	328	$2.71	to	$1.68	$868	—	0.85%	to	1.85%	30.14%	to	28.84%
2018	455	$2.09	to	$1.30	$927	—	0.85%	to	1.85%	(14.25%)	to	(15.11%)
2017	421	$2.43	to	$1.54	$1,004	—	0.85%	to	1.85%	12.32%	to	11.21%
2016	306	$2.16	to	$1.38	$654	—	0.85%	to	1.85%	12.89%	to	11.76%
Col VP Select Mid Cap Val, Cl 3
2020	635	$2.97	to	$2.40	$1,851	—	0.55%	to	1.45%	6.82%	to	5.86%
2019	731	$2.78	to	$2.27	$2,010	—	0.55%	to	1.45%	30.70%	to	29.53%
2018	817	$2.13	to	$1.75	$1,725	—	0.55%	to	1.45%	(13.88%)	to	(14.66%)
2017	1,095	$2.47	to	$2.05	$2,685	—	0.55%	to	1.45%	12.77%	to	11.76%
2016	1,332	$2.19	to	$1.84	$2,913	—	0.55%	to	1.45%	13.38%	to	12.36%
Col VP Select Sm Cap Val, Cl 2
2020	255	$2.71	to	$1.65	$670	—	0.85%	to	1.85%	8.00%	to	6.92%
2019	194	$2.51	to	$1.54	$477	—	0.85%	to	1.85%	16.45%	to	15.29%
2018	209	$2.15	to	$1.34	$440	—	0.85%	to	1.85%	(13.56%)	to	(14.43%)
2017	185	$2.49	to	$1.56	$454	—	0.85%	to	1.85%	11.12%	to	10.02%
2016	149	$2.24	to	$1.42	$330	—	0.85%	to	1.85%	12.70%	to	11.58%
Col VP Select Sm Cap Val, Cl 3
2020	413	$2.73	to	$2.27	$1,304	—	0.55%	to	1.45%	8.46%	to	7.48%
2019	494	$2.51	to	$2.11	$1,435	—	0.55%	to	1.45%	16.94%	to	15.89%
2018	587	$2.15	to	$1.82	$1,455	—	0.55%	to	1.45%	(13.18%)	to	(13.96%)
2017	658	$2.48	to	$2.12	$1,874	—	0.55%	to	1.45%	11.58%	to	10.59%
2016	826	$2.22	to	$1.92	$2,070	—	0.55%	to	1.45%	13.21%	to	12.19%
Col VP Strategic Inc, Cl 2
2020	2,515	$1.35	to	$1.17	$3,290	3.41%	0.85%	to	1.85%	5.72%	to	4.67%
2019	2,336	$1.27	to	$1.11	$2,901	3.57%	0.85%	to	1.85%	9.29%	to	8.19%
2018	1,766	$1.17	to	$1.03	$2,018	3.28%	0.85%	to	1.85%	(1.48%)	to	(2.48%)
2017	1,435	$1.18	to	$1.06	$1,669	2.88%	0.85%	to	1.85%	5.01%	to	3.96%
2016	786	$1.13	to	$1.02	$877	10.79%	0.85%	to	1.85%	8.13%	to	7.05%
Col VP US Govt Mtge, Cl 2
2020	820	$1.19	to	$1.09	$947	2.37%	0.85%	to	1.85%	3.96%	to	2.92%
2019	865	$1.14	to	$1.06	$962	2.52%	0.85%	to	1.85%	5.60%	to	4.54%
2018	524	$1.08	to	$1.01	$557	2.64%	0.85%	to	1.85%	0.73%	to	(0.28%)
2017	508	$1.07	to	$1.01	$538	2.48%	0.85%	to	1.85%	2.12%	to	1.10%
2016	420	$1.05	to	$1.00	$437	2.52%	0.85%	to	1.85%	1.59%	to	0.57%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	273

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP US Govt Mtge, Cl 3
2020	2,429	$1.41	to	$1.21	$3,510	2.53%	0.55%	to	1.45%	4.38%		to	3.44%
2019	2,325	$1.35	to	$1.17	$3,277	2.62%	0.55%	to	1.45%	6.03%		to	5.08%
2018	2,505	$1.28	to	$1.11	$3,342	2.74%	0.55%	to	1.45%	1.16%		to	0.24%
2017	2,815	$1.26	to	$1.11	$3,722	2.80%	0.55%	to	1.45%	2.65%		to	1.73%
2016	3,480	$1.23	to	$1.09	$4,497	2.70%	0.55%	to	1.45%	2.02%		to	1.10%
CS Commodity Return
2020	1,174	$0.49	to	$0.44	$554	5.75%	0.55%	to	1.45%	(2.02%)		to	(2.90%)
2019	1,265	$0.50	to	$0.45	$611	0.87%	0.55%	to	1.45%	6.11%		to	5.16%
2018	1,405	$0.47	to	$0.43	$642	2.57%	0.55%	to	1.45%	(12.14%)		to	(12.94%)
2017	1,543	$0.54	to	$0.50	$805	9.10%	0.55%	to	1.45%	0.96%		to	0.06%
2016	1,727	$0.53	to	$0.50	$896	—	0.55%	to	1.45%	11.41%		to	10.41%
CTIVP AC Div Bond, Cl 2
2020	781	$1.34	to	$1.12	$1,015	1.58%	0.85%	to	1.85%	7.32%		to	6.26%
2019	907	$1.25	to	$1.05	$1,107	5.38%	0.85%	to	1.85%	8.47%		to	7.40%
2018	555	$1.15	to	$0.98	$623	2.46%	0.85%	to	1.85%	(2.15%)		to	(3.14%)
2017	475	$1.18	to	$1.01	$547	2.05%	0.85%	to	1.85%	3.77%		to	2.73%
2016	452	$1.14	to	$0.99	$504	1.49%	0.85%	to	1.85%	2.55%		to	1.51%
CTIVP BR Gl Infl Prot Sec, Cl 2
2020	1,166	$1.41	to	$1.10	$1,617	0.45%	0.85%	to	1.85%	8.05%		to	6.97%
2019	1,165	$1.31	to	$1.03	$1,498	3.11%	0.85%	to	1.85%	6.72%		to	5.66%
2018	1,282	$1.23	to	$0.97	$1,551	—	0.85%	to	1.85%	(1.55%)		to	(2.54%)
2017	885	$1.24	to	$1.00	$1,087	2.39%	0.85%	to	1.85%	1.60%		to	0.59%
2016	577	$1.23	to	$0.99	$699	—	0.85%	to	1.85%	7.50%		to	6.43%
CTIVP BR Gl Infl Prot Sec, Cl 3
2020	2,491	$1.78	to	$1.52	$4,160	0.56%	0.55%	to	1.45%	8.52%		to	7.54%
2019	2,809	$1.64	to	$1.41	$4,337	3.16%	0.55%	to	1.45%	7.22%		to	6.26%
2018	3,337	$1.53	to	$1.33	$4,817	—	0.55%	to	1.45%	(1.06%)		to	(1.95%)
2017	4,346	$1.55	to	$1.36	$6,359	2.29%	0.55%	to	1.45%	1.98%		to	1.07%
2016	5,109	$1.52	to	$1.34	$7,365	—	0.55%	to	1.45%	7.90%		to	6.94%
CTIVP CenterSquare Real Est, Cl 2
2020	457	$1.87	to	$1.13	$837	4.22%	0.85%	to	1.85%	(5.99%)		to	(6.93%)
2019	476	$1.99	to	$1.22	$925	1.67%	0.85%	to	1.85%	25.09%		to	23.85%
2018	539	$1.59	to	$0.98	$840	1.77%	0.85%	to	1.85%	(6.65%)		to	(7.59%)
2017	525	$1.70	to	$1.06	$874	1.88%	0.85%	to	1.85%	4.85%		to	3.80%
2016	548	$1.62	to	$1.03	$870	1.49%	0.85%	to	1.85%	3.88%		to	2.84%
CTIVP Lazard Intl Eq Adv, Cl 2
2020	1,468	$1.27	to	$1.15	$1,802	0.15%	0.55%	to	1.85%	3.61%		to	2.27%
2019	1,420	$1.23	to	$1.13	$1,690	2.52%	0.55%	to	1.85%	15.95%		to	14.44%
2018	976	$1.06	to	$0.98	$1,007	2.00%	0.55%	to	1.85%	(16.68%)		to	(17.77%)
2017	687	$1.27	to	$1.20	$857	1.14%	0.55%	to	1.85%	22.97%		to	21.38%
2016	391	$1.04	to	$0.99	$399	2.02%	0.55%	to	1.85%	3.31%		to	1.96%
CTIVP Loomis Sayles Gro, Cl 1
2020	2,909	$2.34	to	$2.24	$6,691	—	0.55%	to	1.45%	31.21%		to	30.04%
2019	3,697	$1.78	to	$1.73	$6,507	—	0.55%	to	1.45%	31.03%		to	29.86%
2018	4,307	$1.36	to	$1.33	$5,808	—	0.55%	to	1.45%	(2.93%)		to	(3.81%)
2017	5,192	$1.40	to	$1.38	$7,239	—	0.55%	to	1.45%	32.30%		to	31.12%
2016	7,370	$1.06	to	$1.05	$7,794	—	0.55%	to	1.45%	5.14	%(5)	to	4.51	%(5)
CTIVP Loomis Sayles Gro, Cl 2
2020	457	$4.74	to	$3.00	$2,104	—	0.85%	to	1.85%	30.49%		to	29.20%
2019	412	$3.64	to	$2.32	$1,448	—	0.85%	to	1.85%	30.32%		to	29.02%
2018	405	$2.79	to	$1.80	$1,098	—	0.85%	to	1.85%	(3.48%)		to	(4.45%)
2017	237	$2.89	to	$1.88	$672	—	0.85%	to	1.85%	31.57%		to	30.26%
2016	137	$2.20	to	$1.45	$296	—	0.85%	to	1.85%	4.68%		to	3.64%

274	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP LA Capital Lg Cap Gro, Cl 2
2020	182	$4.63	to	$2.84	$791	—	0.85%	to	1.85%	35.71%	to	34.37%
2019	181	$3.41	to	$2.11	$577	—	0.85%	to	1.85%	31.16%	to	29.86%
2018	166	$2.60	to	$1.63	$408	—	0.85%	to	1.85%	(2.11%)	to	(3.09%)
2017	119	$2.65	to	$1.68	$299	—	0.85%	to	1.85%	29.69%	to	28.40%
2016	103	$2.05	to	$1.31	$204	—	0.85%	to	1.85%	(3.41%)	to	(4.38%)
CTIVP MFS Val, Cl 2
2020	1,210	$2.91	to	$1.80	$3,423	—	0.85%	to	1.85%	2.46%	to	1.44%
2019	1,322	$2.84	to	$1.77	$3,650	—	0.85%	to	1.85%	28.42%	to	27.14%
2018	1,217	$2.21	to	$1.40	$2,625	—	0.85%	to	1.85%	(11.01%)	to	(11.90%)
2017	1,110	$2.48	to	$1.58	$2,697	—	0.85%	to	1.85%	16.35%	to	15.19%
2016	981	$2.14	to	$1.38	$2,055	—	0.85%	to	1.85%	12.77%	to	11.64%
CTIVP MS Adv, Cl 2
2020	226	$5.76	to	$3.66	$1,270	—	0.85%	to	1.85%	74.01%	to	72.28%
2019	158	$3.31	to	$2.12	$511	—	0.85%	to	1.85%	25.78%	to	24.53%
2018	164	$2.63	to	$1.71	$423	—	0.85%	to	1.85%	1.75%	to	0.73%
2017	154	$2.59	to	$1.69	$391	—	0.85%	to	1.85%	31.11%	to	29.81%
2016	144	$1.97	to	$1.30	$282	—	0.85%	to	1.85%	2.20%	to	1.18%
CTIVP T Rowe Price LgCap Val, Cl 2
2020	1,081	$2.51	to	$1.56	$2,645	—	0.85%	to	1.85%	1.56%	to	0.55%
2019	933	$2.48	to	$1.55	$2,245	—	0.85%	to	1.85%	25.16%	to	23.91%
2018	901	$1.98	to	$1.25	$1,738	—	0.85%	to	1.85%	(10.29%)	to	(11.19%)
2017	632	$2.20	to	$1.41	$1,364	—	0.85%	to	1.85%	14.98%	to	13.84%
2016	310	$1.92	to	$1.24	$588	—	0.85%	to	1.85%	13.11%	to	11.98%
CTIVP TCW Core Plus Bond, Cl 2
2020	966	$1.26	to	$1.10	$1,187	2.28%	0.85%	to	1.85%	7.75%	to	6.68%
2019	583	$1.17	to	$1.03	$665	2.69%	0.85%	to	1.85%	7.66%	to	6.59%
2018	356	$1.08	to	$0.97	$379	1.69%	0.85%	to	1.85%	(0.95%)	to	(1.94%)
2017	341	$1.09	to	$0.99	$367	1.41%	0.85%	to	1.85%	2.28%	to	1.25%
2016	297	$1.07	to	$0.97	$312	0.91%	0.85%	to	1.85%	1.31%	to	0.30%
CTIVP Vty Sycamore Estb Val, Cl 2
2020	1,093	$3.23	to	$2.00	$3,450	—	0.85%	to	1.85%	6.89%	to	5.83%
2019	1,136	$3.02	to	$1.89	$3,357	—	0.85%	to	1.85%	26.77%	to	25.51%
2018	1,038	$2.38	to	$1.51	$2,425	—	0.85%	to	1.85%	(10.96%)	to	(11.85%)
2017	766	$2.68	to	$1.71	$2,015	—	0.85%	to	1.85%	14.57%	to	13.44%
2016	330	$2.34	to	$1.51	$756	—	0.85%	to	1.85%	19.50%	to	18.31%
CTIVP Vty Sycamore Estb Val, Cl 3
2020	284	$3.60	to	$2.96	$940	—	0.55%	to	1.45%	7.31%	to	6.35%
2019	296	$3.35	to	$2.78	$919	—	0.55%	to	1.45%	27.31%	to	26.17%
2018	345	$2.63	to	$2.20	$843	—	0.55%	to	1.45%	(10.59%)	to	(11.40%)
2017	357	$2.94	to	$2.49	$981	—	0.55%	to	1.45%	15.09%	to	14.07%
2016	406	$2.56	to	$2.18	$974	—	0.55%	to	1.45%	19.97%	to	18.90%
CTIVP WF Short Duration Govt, Cl 2
2020	6,746	$1.06	to	$0.95	$6,854	2.92%	0.55%	to	1.85%	2.82%	to	1.48%
2019	3,226	$1.03	to	$0.93	$3,240	0.82%	0.55%	to	1.85%	2.77%	to	1.44%
2018	2,406	$1.00	to	$0.92	$2,370	0.97%	0.55%	to	1.85%	0.25%	to	(1.06%)
2017	2,726	$1.00	to	$0.93	$2,690	0.73%	0.55%	to	1.85%	(0.11%)	to	(1.41%)
2016	2,991	$1.00	to	$0.94	$2,966	0.66%	0.55%	to	1.85%	0.23%	to	(1.08%)
CTIVP Westfield Mid Cap Gro, Cl 2
2020	351	$3.85	to	$2.38	$1,320	—	0.85%	to	1.85%	26.11%	to	24.85%
2019	347	$3.06	to	$1.90	$1,039	—	0.85%	to	1.85%	40.60%	to	39.20%
2018	362	$2.17	to	$1.37	$771	—	0.85%	to	1.85%	(4.44%)	to	(5.39%)
2017	384	$2.27	to	$1.45	$858	—	0.85%	to	1.85%	21.62%	to	20.41%
2016	311	$1.87	to	$1.20	$567	—	0.85%	to	1.85%	2.55%	to	1.53%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	275

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
DWS Alt Asset Alloc VIP, Cl B
2020	651	$1.14	to	$0.99	$711	2.33%	0.55%	to	1.85%	4.75%	to	3.39%
2019	541	$1.09	to	$0.96	$568	3.66%	0.55%	to	1.85%	13.72%	to	12.26%
2018	670	$0.96	to	$0.85	$621	1.84%	0.55%	to	1.85%	(9.85%)	to	(11.02%)
2017	661	$1.07	to	$0.96	$683	1.98%	0.55%	to	1.85%	6.43%	to	5.05%
2016	676	$1.00	to	$0.91	$661	2.16%	0.55%	to	1.85%	4.42%	to	3.08%
EV VT Floating-Rate Inc, Init Cl
2020	2,829	$1.56	to	$1.36	$4,160	3.33%	0.55%	to	1.45%	1.44%	to	0.53%
2019	3,802	$1.54	to	$1.35	$5,531	4.32%	0.55%	to	1.45%	6.49%	to	5.54%
2018	4,898	$1.44	to	$1.28	$6,701	3.75%	0.55%	to	1.45%	(0.63%)	to	(1.52%)
2017	4,718	$1.45	to	$1.30	$6,539	3.26%	0.55%	to	1.45%	2.85%	to	1.93%
2016	5,824	$1.41	to	$1.28	$7,874	3.49%	0.55%	to	1.45%	8.35%	to	7.38%
Fid VIP Contrafund, Serv Cl 2
2020	10,296	$3.53	to	$2.43	$35,394	0.08%	0.55%	to	1.85%	29.52%	to	27.84%
2019	11,232	$2.73	to	$1.90	$30,062	0.22%	0.55%	to	1.85%	30.56%	to	28.87%
2018	12,390	$2.09	to	$1.47	$25,492	0.44%	0.55%	to	1.85%	(7.15%)	to	(8.36%)
2017	12,378	$2.25	to	$1.61	$27,582	0.76%	0.55%	to	1.85%	20.92%	to	19.37%
2016	13,607	$1.86	to	$1.35	$25,246	0.60%	0.55%	to	1.85%	7.14%	to	5.76%
Fid VIP Gro & Inc, Serv Cl
2020	409	$2.80	to	$2.69	$1,118	2.04%	0.75%	to	0.95%	6.93%	to	6.72%
2019	440	$2.62	to	$2.52	$1,129	3.49%	0.75%	to	0.95%	28.97%	to	28.71%
2018	487	$2.03	to	$1.96	$969	0.25%	0.75%	to	0.95%	(9.76%)	to	(9.94%)
2017	529	$2.25	to	$2.17	$1,168	1.15%	0.75%	to	0.95%	15.90%	to	15.67%
2016	593	$1.94	to	$1.88	$1,129	1.58%	0.75%	to	0.95%	15.08%	to	14.85%
Fid VIP Gro & Inc, Serv Cl 2
2020	2,106	$3.11	to	$3.41	$6,739	1.90%	0.55%	to	1.20%	7.00%	to	6.31%
2019	2,387	$2.90	to	$3.21	$7,163	3.46%	0.55%	to	1.20%	28.97%	to	28.13%
2018	2,840	$2.25	to	$2.50	$6,615	0.19%	0.55%	to	1.20%	(9.69%)	to	(10.28%)
2017	3,139	$2.49	to	$2.79	$8,122	1.03%	0.55%	to	1.20%	15.98%	to	15.22%
2016	3,750	$2.15	to	$2.42	$8,389	1.56%	0.55%	to	1.20%	15.18%	to	14.43%
Fid VIP Mid Cap, Serv Cl
2020	367	$5.31	to	$5.10	$1,904	0.56%	0.75%	to	0.95%	17.16%	to	16.92%
2019	397	$4.54	to	$4.37	$1,760	0.78%	0.75%	to	0.95%	22.43%	to	22.18%
2018	443	$3.71	to	$3.57	$1,604	0.54%	0.75%	to	0.95%	(15.28%)	to	(15.45%)
2017	490	$4.37	to	$4.23	$2,101	0.60%	0.75%	to	0.95%	19.80%	to	19.57%
2016	617	$3.65	to	$3.53	$2,210	0.39%	0.75%	to	0.95%	11.28%	to	11.06%
Fid VIP Mid Cap, Serv Cl 2
2020	5,568	$3.88	to	$1.86	$23,375	0.40%	0.55%	to	1.85%	17.22%	to	15.70%
2019	6,668	$3.31	to	$1.61	$23,460	0.68%	0.55%	to	1.85%	22.50%	to	20.91%
2018	6,903	$2.70	to	$1.33	$20,328	0.40%	0.55%	to	1.85%	(15.24%)	to	(16.34%)
2017	7,146	$3.19	to	$1.59	$25,376	0.48%	0.55%	to	1.85%	19.88%	to	18.33%
2016	7,631	$2.66	to	$1.34	$23,039	0.31%	0.55%	to	1.85%	11.31%	to	9.87%
Fid VIP Overseas, Serv Cl
2020	117	$2.03	to	$1.95	$233	0.35%	0.75%	to	0.95%	14.63%	to	14.40%
2019	148	$1.77	to	$1.71	$258	1.65%	0.75%	to	0.95%	26.72%	to	26.47%
2018	172	$1.40	to	$1.35	$235	1.42%	0.75%	to	0.95%	(15.52%)	to	(15.69%)
2017	193	$1.66	to	$1.60	$313	1.34%	0.75%	to	0.95%	29.13%	to	28.88%
2016	206	$1.28	to	$1.24	$259	1.36%	0.75%	to	0.95%	(5.83%)	to	(6.02%)
Fid VIP Overseas, Serv Cl 2
2020	1,200	$2.38	to	$1.67	$2,805	0.22%	0.55%	to	1.45%	14.70%	to	13.67%
2019	1,328	$2.07	to	$1.47	$2,697	1.49%	0.55%	to	1.45%	26.80%	to	25.66%
2018	1,467	$1.63	to	$1.17	$2,354	1.18%	0.55%	to	1.45%	(15.53%)	to	(16.29%)
2017	1,805	$1.93	to	$1.40	$3,435	1.16%	0.55%	to	1.45%	29.28%	to	28.12%
2016	2,235	$1.50	to	$1.09	$3,261	1.16%	0.55%	to	1.45%	(5.79%)	to	(6.63%)

276	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Strategic Inc, Serv Cl 2
2020	6,614	$1.29	to	$1.16	$8,189	3.30%	0.55%	to	1.85%	6.57%	to	5.20%
2019	5,771	$1.21	to	$1.11	$6,728	4.23%	0.55%	to	1.85%	10.06%	to	8.63%
2018	3,921	$1.10	to	$1.02	$4,187	4.18%	0.55%	to	1.85%	(3.37%)	to	(4.62%)
2017	2,443	$1.14	to	$1.07	$2,715	3.69%	0.55%	to	1.85%	6.96%	to	5.59%
2016	1,805	$1.06	to	$1.01	$1,888	3.91%	0.55%	to	1.85%	7.42%	to	6.04%
Frank Global Real Est, Cl 2
2020	1,214	$1.47	to	$1.12	$2,685	3.31%	0.55%	to	1.45%	(5.91%)	to	(6.75%)
2019	1,603	$1.57	to	$1.20	$3,590	2.65%	0.55%	to	1.45%	21.70%	to	20.61%
2018	1,921	$1.29	to	$0.99	$3,502	2.67%	0.55%	to	1.45%	(7.29%)	to	(8.12%)
2017	2,442	$1.39	to	$1.08	$4,758	3.25%	0.55%	to	1.45%	9.87%	to	8.89%
2016	3,202	$1.26	to	$0.99	$5,579	1.19%	0.55%	to	1.45%	(0.01%)	to	(0.90%)
Frank Inc, Cl 2
2020	2,552	$1.40	to	$1.27	$3,435	5.80%	0.55%	to	1.85%	0.14%	to	(1.15%)
2019	2,354	$1.40	to	$1.29	$3,182	5.33%	0.55%	to	1.85%	15.43%	to	13.94%
2018	1,899	$1.22	to	$1.13	$2,239	4.76%	0.55%	to	1.85%	(4.83%)	to	(6.07%)
2017	1,826	$1.28	to	$1.20	$2,275	4.17%	0.55%	to	1.85%	9.08%	to	7.67%
2016	1,427	$1.17	to	$1.12	$1,642	4.95%	0.55%	to	1.85%	13.40%	to	11.94%
Frank Mutual Shares, Cl 2
2020	4,290	$2.24	to	$1.36	$8,929	2.79%	0.55%	to	1.85%	(5.56%)	to	(6.79%)
2019	4,468	$2.37	to	$1.46	$9,889	1.84%	0.55%	to	1.85%	21.90%	to	20.32%
2018	4,623	$1.94	to	$1.21	$8,470	2.44%	0.55%	to	1.85%	(9.57%)	to	(10.74%)
2017	4,477	$2.15	to	$1.36	$9,261	2.15%	0.55%	to	1.85%	7.75%	to	6.37%
2016	5,369	$2.00	to	$1.28	$10,537	1.98%	0.55%	to	1.85%	15.42%	to	13.94%
Frank Sm Cap Val, Cl 2
2020	2,156	$3.16	to	$1.70	$7,786	1.49%	0.55%	to	1.85%	4.61%	to	3.27%
2019	2,390	$3.02	to	$1.64	$8,214	1.05%	0.55%	to	1.85%	25.65%	to	24.04%
2018	2,562	$2.41	to	$1.32	$7,235	0.89%	0.55%	to	1.85%	(13.36%)	to	(14.48%)
2017	2,619	$2.78	to	$1.55	$8,614	0.52%	0.55%	to	1.85%	10.05%	to	8.63%
2016	2,702	$2.52	to	$1.43	$8,242	0.82%	0.55%	to	1.85%	29.48%	to	27.81%
GS VIT Mid Cap Val, Inst
2020	1,277	$3.33	to	$4.43	$6,943	0.64%	0.55%	to	1.20%	7.81%	to	7.11%
2019	1,393	$3.08	to	$4.14	$7,054	0.79%	0.55%	to	1.20%	30.81%	to	29.96%
2018	1,530	$2.36	to	$3.18	$5,944	1.26%	0.55%	to	1.20%	(10.95%)	to	(11.53%)
2017	1,796	$2.65	to	$3.60	$7,881	0.69%	0.55%	to	1.20%	10.46%	to	9.75%
2016	2,155	$2.40	to	$3.28	$8,606	1.29%	0.55%	to	1.20%	12.91%	to	12.18%
GS VIT Multi-Strategy Alt, Advisor
2020	532	$1.01	to	$0.93	$520	2.38%	0.55%	to	1.85%	6.00%	to	4.62%
2019	302	$0.95	to	$0.89	$282	2.90%	0.55%	to	1.85%	8.01%	to	6.62%
2018	231	$0.88	to	$0.83	$200	2.63%	0.55%	to	1.85%	(7.61%)	to	(8.81%)
2017	188	$0.96	to	$0.91	$178	2.50%	0.55%	to	1.85%	4.56%	to	3.22%
2016	130	$0.91	to	$0.88	$119	0.77%	0.55%	to	1.85%	(0.27%)	to	(1.57%)
GS VIT Sm Cap Eq Insights, Inst
2020	112	$3.75	to	$3.60	$406	0.24%	0.75%	to	0.95%	7.77%	to	7.56%
2019	121	$3.48	to	$3.35	$408	0.50%	0.75%	to	0.95%	23.91%	to	23.66%
2018	124	$2.81	to	$2.71	$336	0.47%	0.75%	to	0.95%	(9.31%)	to	(9.49%)
2017	125	$3.09	to	$2.99	$376	0.55%	0.75%	to	0.95%	10.73%	to	10.51%
2016	133	$2.79	to	$2.71	$362	1.18%	0.75%	to	0.95%	22.28%	to	22.04%
GS VIT U.S. Eq Insights, Inst
2020	1,422	$3.47	to	$2.81	$4,305	0.83%	0.55%	to	1.45%	16.90%	to	15.86%
2019	1,650	$2.97	to	$2.43	$4,282	1.24%	0.55%	to	1.45%	24.52%	to	23.41%
2018	1,834	$2.39	to	$1.97	$3,841	1.16%	0.55%	to	1.45%	(6.71%)	to	(7.55%)
2017	2,166	$2.56	to	$2.13	$4,853	1.29%	0.55%	to	1.45%	23.39%	to	22.29%
2016	2,816	$2.07	to	$1.74	$5,128	1.19%	0.55%	to	1.45%	10.13%	to	9.14%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	277

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Inv Opp VI Dis Mid Cap Gro, Ser I
2020	582	$1.51	to	$1.50	$878	0.05%	0.75%	to	1.20%	50.82	%(10)	to	50.36	%(10)
Inv Opp VI Dis Mid Cap Gro, Ser II
2020	460	$1.51	to	$1.50	$692	—	0.55%	to	1.45%	50.65	%(10)	to	49.72	%(10)
Invesco Opp VI Global, Ser II
2020	2,646	$3.93	to	$2.12	$8,833	0.45%	0.55%	to	1.85%	26.64%		to	25.00%
2019	2,703	$3.10	to	$1.69	$7,163	0.64%	0.55%	to	1.85%	30.73%		to	29.05%
2018	2,869	$2.37	to	$1.31	$5,853	0.77%	0.55%	to	1.85%	(13.87%)		to	(14.99%)
2017	2,939	$2.76	to	$1.54	$7,055	0.73%	0.55%	to	1.85%	35.58%		to	33.83%
2016	2,967	$2.03	to	$1.15	$5,317	0.77%	0.55%	to	1.85%	(0.70%)		to	(1.98%)
Inves Opp VI Gbl Strat Inc, Ser II
2020	5,727	$1.82	to	$1.04	$9,534	5.27%	0.55%	to	1.85%	2.43%		to	1.10%
2019	6,615	$1.78	to	$1.02	$10,763	3.38%	0.55%	to	1.85%	10.00%		to	8.58%
2018	7,460	$1.62	to	$0.94	$11,114	4.53%	0.55%	to	1.85%	(5.06%)		to	(6.30%)
2017	9,372	$1.70	to	$1.01	$14,781	1.99%	0.55%	to	1.85%	5.46%		to	4.09%
2016	11,151	$1.61	to	$0.97	$16,910	4.67%	0.55%	to	1.85%	5.68%		to	4.31%
Invesco Opp VI Main St, Ser II
2020	189	$1.45	to	$1.42	$274	1.19%	0.85%	to	1.45%	12.73%		to	12.06%
2019	216	$1.29	to	$1.27	$278	0.84%	0.85%	to	1.45%	30.62%		to	29.84%
2018	247	$0.99	to	$0.98	$244	0.90%	0.85%	to	1.45%	(8.88%)		to	(9.43%)
2017	558	$1.08	to	$1.08	$604	1.61%	0.85%	to	1.45%	8.27	%(7)	to	7.84	%(7)
Inves Opp VI Mn St Sm Cap, Ser II
2020	1,530	$3.80	to	$2.02	$5,132	0.37%	0.55%	to	1.85%	18.98%		to	17.44%
2019	1,590	$3.20	to	$1.72	$4,494	—	0.55%	to	1.85%	25.44%		to	23.82%
2018	1,434	$2.55	to	$1.39	$3,257	0.06%	0.55%	to	1.85%	(11.03%)		to	(12.19%)
2017	1,555	$2.87	to	$1.58	$4,016	0.65%	0.55%	to	1.85%	13.29%		to	11.83%
2016	1,597	$2.53	to	$1.41	$3,667	0.25%	0.55%	to	1.85%	17.03%		to	15.52%
Invesco VI Am Fran, Ser I
2020	121	$3.56	to	$3.50	$425	0.08%	0.75%	to	0.95%	41.29%		to	41.01%
2019	153	$2.52	to	$2.48	$382	—	0.75%	to	0.95%	35.73%		to	35.46%
2018	155	$1.86	to	$1.83	$285	—	0.75%	to	0.95%	(4.35%)		to	(4.54%)
2017	159	$1.94	to	$1.92	$307	0.08%	0.75%	to	0.95%	26.39%		to	26.14%
2016	165	$1.54	to	$1.52	$252	—	0.75%	to	0.95%	1.51%		to	1.30%
Invesco VI Am Fran, Ser II
2020	695	$3.55	to	$3.28	$2,391	—	0.55%	to	1.45%	41.22%		to	39.95%
2019	903	$2.51	to	$2.34	$2,205	—	0.55%	to	1.45%	35.68%		to	34.46%
2018	1,012	$1.85	to	$1.74	$1,829	—	0.55%	to	1.45%	(4.42%)		to	(5.28%)
2017	1,303	$1.94	to	$1.84	$2,474	—	0.55%	to	1.45%	26.33%		to	25.21%
2016	1,576	$1.53	to	$1.47	$2,377	—	0.55%	to	1.45%	1.46%		to	0.55%
Invesco VI Bal Risk Alloc, Ser II
2020	950	$1.38	to	$1.25	$1,261	7.58%	0.55%	to	1.85%	9.39%		to	7.97%
2019	764	$1.27	to	$1.16	$937	—	0.55%	to	1.85%	14.25%		to	12.78%
2018	602	$1.11	to	$1.03	$648	1.28%	0.55%	to	1.85%	(7.23%)		to	(8.44%)
2017	653	$1.19	to	$1.12	$762	3.95%	0.55%	to	1.85%	9.23%		to	7.82%
2016	625	$1.09	to	$1.04	$672	0.20%	0.55%	to	1.85%	10.91%		to	9.48%
Invesco VI Comstock, Ser II
2020	1,919	$2.56	to	$2.06	$4,570	2.16%	0.55%	to	1.45%	(1.63%)		to	(2.51%)
2019	2,141	$2.60	to	$2.12	$5,189	1.70%	0.55%	to	1.45%	24.26%		to	23.14%
2018	2,319	$2.09	to	$1.72	$4,540	1.37%	0.55%	to	1.45%	(12.85%)		to	(13.64%)
2017	2,795	$2.40	to	$1.99	$6,318	1.94%	0.55%	to	1.45%	16.93%		to	15.89%
2016	3,386	$2.06	to	$1.72	$6,567	1.28%	0.55%	to	1.45%	16.35%		to	15.31%

278	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Core Eq, Ser I
2020	1,403	$4.06	to	$4.06	$5,731	1.30%	1.25%	to	1.25%	12.44%		to	12.44%
2019	1,662	$3.61	to	$3.61	$6,038	0.94%	1.25%	to	1.25%	27.36%		to	27.36%
2018	1,893	$2.84	to	$2.84	$5,399	0.88%	1.25%	to	1.25%	(10.53%)		to	(10.53%)
2017	2,073	$3.17	to	$3.17	$6,611	1.04%	1.25%	to	1.25%	11.77%		to	11.77%
2016	2,349	$2.84	to	$2.84	$6,796	0.75%	1.25%	to	1.25%	8.90%		to	8.90%
Invesco VI Div Divd, Ser I
2020	310	$2.26	to	$2.13	$676	2.99%	0.55%	to	1.20%	(0.41%)		to	(1.05%)
2019	353	$2.27	to	$2.15	$775	2.79%	0.55%	to	1.20%	24.40%		to	23.60%
2018	473	$1.83	to	$1.74	$840	2.25%	0.55%	to	1.20%	(8.08%)		to	(8.68%)
2017	612	$1.99	to	$1.90	$1,188	1.56%	0.55%	to	1.20%	7.98%		to	7.28%
2016	764	$1.84	to	$1.77	$1,380	1.42%	0.55%	to	1.20%	14.18%		to	13.45%
Invesco VI Div Divd, Ser II
2020	256	$2.15	to	$2.03	$546	2.59%	0.85%	to	1.45%	(0.98%)		to	(1.57%)
2019	370	$2.17	to	$2.06	$797	2.55%	0.85%	to	1.45%	23.72%		to	22.98%
2018	450	$1.75	to	$1.67	$783	1.91%	0.85%	to	1.45%	(8.60%)		to	(9.15%)
2017	644	$1.92	to	$1.84	$1,227	1.42%	0.85%	to	1.45%	7.43%		to	6.79%
2016	773	$1.78	to	$1.72	$1,371	1.21%	0.85%	to	1.45%	13.57%		to	12.89%
Invesco VI Hlth, Ser II
2020	479	$3.37	to	$3.12	$1,595	0.09%	0.55%	to	1.45%	13.57%		to	12.56%
2019	567	$2.96	to	$2.77	$1,677	—	0.55%	to	1.45%	31.46%		to	30.28%
2018	619	$2.26	to	$2.13	$1,402	—	0.55%	to	1.45%	0.06%		to	(0.84%)
2017	835	$2.25	to	$2.15	$1,890	0.08%	0.55%	to	1.45%	14.92%		to	13.89%
2016	1,172	$1.96	to	$1.88	$2,314	—	0.55%	to	1.45%	(12.17%)		to	(12.95%)
Invesco VI Intl Gro, Ser II
2020	1,261	$2.49	to	$1.92	$2,857	2.09%	0.55%	to	1.45%	13.12%		to	12.10%
2019	1,476	$2.20	to	$1.71	$2,958	1.21%	0.55%	to	1.45%	27.54%		to	26.39%
2018	1,854	$1.72	to	$1.35	$2,909	1.74%	0.55%	to	1.45%	(15.67%)		to	(16.43%)
2017	2,140	$2.04	to	$1.62	$3,997	1.20%	0.55%	to	1.45%	22.06%		to	20.97%
2016	2,802	$1.67	to	$1.34	$4,280	1.14%	0.55%	to	1.45%	(1.24%)		to	(2.12%)
Invesco VI Tech, Ser I
2020	463	$5.07	to	$6.03	$1,610	—	0.55%	to	1.20%	45.31%		to	44.37%
2019	484	$3.49	to	$4.18	$1,175	—	0.55%	to	1.20%	35.13%		to	34.26%
2018	552	$2.58	to	$3.11	$995	—	0.55%	to	1.20%	(1.00%)		to	(1.65%)
2017	602	$2.61	to	$3.16	$1,100	—	0.55%	to	1.20%	34.39%		to	33.52%
2016	758	$1.94	to	$2.37	$1,032	—	0.55%	to	1.20%	(1.30%)		to	(1.94%)
Ivy VIP Asset Strategy, Cl II
2020	493	$1.52	to	$1.38	$724	2.06%	0.55%	to	1.85%	13.25%		to	11.78%
2019	475	$1.34	to	$1.23	$619	2.20%	0.55%	to	1.85%	21.11%		to	19.54%
2018	388	$1.11	to	$1.03	$420	2.13%	0.55%	to	1.85%	(5.97%)		to	(7.19%)
2017	357	$1.18	to	$1.11	$412	1.44%	0.55%	to	1.85%	17.63%		to	16.12%
2016	575	$1.00	to	$0.96	$567	0.59%	0.55%	to	1.85%	(3.10%)		to	(4.34%)
Janus Henderson VIT Bal, Serv
2020	6,794	$1.37	to	$1.32	$9,148	1.59%	0.55%	to	1.85%	13.40%		to	11.94%
2019	4,944	$1.21	to	$1.18	$5,909	1.82%	0.55%	to	1.85%	21.60%		to	20.04%
2018	3,111	$0.99	to	$0.98	$3,079	1.60%	0.55%	to	1.85%	(0.67	%)(9)	to	(1.54	%)(9)
Janus Henderson VIT Enter, Serv
2020	392	$2.64	to	$2.53	$1,012	—	0.75%	to	0.95%	18.29%		to	18.06%
2019	428	$2.23	to	$2.15	$937	0.05%	0.75%	to	0.95%	34.15%		to	33.88%
2018	453	$1.66	to	$1.60	$740	0.11%	0.75%	to	0.95%	(1.41%)		to	(1.61%)
2017	560	$1.69	to	$1.63	$928	0.14%	0.75%	to	0.95%	26.14%		to	25.89%
2016	594	$1.34	to	$1.29	$780	0.02%	0.75%	to	0.95%	11.27%		to	11.05%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	279

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Flex Bd, Serv
2020	1,182	$1.25	to	$1.13	$1,420	2.48%	0.55%	to	1.85%	9.64%	to	8.22%
2019	1,111	$1.14	to	$1.04	$1,222	3.01%	0.55%	to	1.85%	8.68%	to	7.27%
2018	731	$1.05	to	$0.97	$745	2.60%	0.55%	to	1.85%	(1.83%)	to	(3.10%)
2017	853	$1.07	to	$1.00	$891	2.50%	0.55%	to	1.85%	2.78%	to	1.46%
2016	912	$1.04	to	$0.99	$931	2.47%	0.55%	to	1.85%	1.66%	to	0.35%
Janus Hend VIT Gbl Tech Innov, Srv
2020	455	$3.25	to	$10.77	$1,470	—	0.75%	to	1.20%	49.60%	to	48.93%
2019	484	$2.17	to	$7.23	$1,052	—	0.75%	to	1.20%	43.74%	to	43.09%
2018	517	$1.51	to	$5.05	$794	—	0.75%	to	1.20%	0.15%	to	(0.30%)
2017	600	$1.51	to	$5.07	$918	—	0.75%	to	1.20%	43.83%	to	43.19%
2016	702	$1.05	to	$3.54	$746	0.09%	0.75%	to	1.20%	13.01%	to	12.50%
Janus Henderson VIT Overseas, Serv
2020	559	$1.92	to	$3.56	$1,071	1.22%	0.75%	to	1.20%	15.15%	to	14.64%
2019	611	$1.67	to	$3.10	$1,016	1.80%	0.75%	to	1.20%	25.76%	to	25.20%
2018	714	$1.33	to	$2.48	$958	1.64%	0.75%	to	1.20%	(15.77%)	to	(16.15%)
2017	848	$1.58	to	$2.96	$1,344	1.58%	0.75%	to	1.20%	29.83%	to	29.25%
2016	1,058	$1.21	to	$2.29	$1,287	4.61%	0.75%	to	1.20%	(7.40%)	to	(7.82%)
Janus Henderson VIT Res, Serv
2020	993	$3.54	to	$2.75	$3,345	0.22%	0.55%	to	1.85%	31.85%	to	30.15%
2019	1,244	$2.68	to	$2.11	$3,183	0.30%	0.55%	to	1.85%	34.48%	to	32.74%
2018	1,438	$2.00	to	$1.59	$2,749	0.35%	0.55%	to	1.85%	(3.37%)	to	(4.63%)
2017	1,701	$2.07	to	$1.67	$3,381	0.24%	0.55%	to	1.85%	26.86%	to	25.22%
2016	2,186	$1.63	to	$1.33	$3,444	0.38%	0.55%	to	1.85%	(0.28%)	to	(1.56%)
Lazard Ret Global Dyn MA, Serv
2020	671	$1.53	to	$1.38	$980	0.67%	0.55%	to	1.85%	0.26%	to	(1.03%)
2019	319	$1.53	to	$1.40	$473	0.05%	0.55%	to	1.85%	17.14%	to	15.63%
2018	227	$1.30	to	$1.21	$289	1.13%	0.55%	to	1.85%	(7.09%)	to	(8.29%)
2017	288	$1.40	to	$1.32	$397	—	0.55%	to	1.85%	19.87%	to	18.34%
2016	463	$1.17	to	$1.11	$534	0.27%	0.55%	to	1.85%	2.73%	to	1.42%
MFS Mass Inv Gro Stock, Serv Cl
2020	1,830	$2.22	to	$2.10	$3,976	0.22%	0.55%	to	1.45%	21.53%	to	20.44%
2019	1,956	$1.82	to	$1.75	$3,510	0.35%	0.55%	to	1.45%	38.82%	to	37.58%
2018	2,311	$1.31	to	$1.27	$2,997	0.33%	0.55%	to	1.45%	0.02%	to	(0.88%)
2017	2,811	$1.31	to	$1.28	$3,658	0.41%	0.55%	to	1.45%	27.40%	to	26.26%
2016	3,315	$1.03	to	$1.01	$3,398	0.38%	0.55%	to	1.45%	5.26%	to	4.32%
MFS New Dis, Serv Cl
2020	555	$5.96	to	$6.78	$2,478	—	0.55%	to	1.20%	44.78%	to	43.85%
2019	632	$4.12	to	$4.72	$1,949	—	0.55%	to	1.20%	40.50%	to	39.59%
2018	689	$2.93	to	$3.38	$1,519	—	0.55%	to	1.20%	(2.26%)	to	(2.90%)
2017	752	$3.00	to	$3.48	$1,697	—	0.55%	to	1.20%	25.64%	to	24.83%
2016	880	$2.39	to	$2.79	$1,597	—	0.55%	to	1.20%	8.20%	to	7.50%
MFS Utilities, Serv Cl
2020	1,420	$4.17	to	$1.50	$5,225	2.19%	0.55%	to	1.85%	5.04%	to	3.68%
2019	1,824	$3.97	to	$1.45	$6,297	3.77%	0.55%	to	1.85%	24.12%	to	22.51%
2018	1,687	$3.20	to	$1.18	$4,920	0.77%	0.55%	to	1.85%	0.25%	to	(1.05%)
2017	2,275	$3.19	to	$1.20	$6,359	4.17%	0.55%	to	1.85%	13.87%	to	12.40%
2016	2,387	$2.80	to	$1.06	$6,062	3.61%	0.55%	to	1.85%	10.63%	to	9.21%
MS VIF Dis, Cl II
2020	700	$8.13	to	$5.11	$5,636	—	0.55%	to	1.85%	150.66%	to	147.43%
2019	710	$3.24	to	$2.07	$2,267	—	0.55%	to	1.85%	39.20%	to	37.40%
2018	683	$2.33	to	$1.50	$1,584	—	0.55%	to	1.85%	9.92%	to	8.49%
2017	661	$2.12	to	$1.39	$1,412	—	0.55%	to	1.85%	37.84%	to	36.07%
2016	764	$1.54	to	$1.02	$1,199	—	0.55%	to	1.85%	(9.34%)	to	(10.51%)

280	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS VIF Global Real Est, Cl II
2020	579	$1.41	to	$1.26	$780	4.33%	0.55%	to	1.45%	(15.32%)	to	(16.08%)
2019	688	$1.66	to	$1.50	$1,099	2.72%	0.55%	to	1.45%	17.41%	to	16.35%
2018	848	$1.41	to	$1.29	$1,158	3.07%	0.55%	to	1.45%	(8.71%)	to	(9.53%)
2017	1,149	$1.55	to	$1.42	$1,725	2.41%	0.55%	to	1.45%	9.11%	to	8.13%
2016	1,662	$1.42	to	$1.32	$2,297	1.35%	0.55%	to	1.45%	2.56%	to	1.64%
NB AMT Intl Eq, Cl S
2020	459	$1.57	to	$1.57	$721	0.50%	0.55%	to	1.45%	11.96%	to	10.95%
2019	506	$1.40	to	$1.41	$711	0.15%	0.55%	to	1.45%	26.98%	to	25.85%
2018	595	$1.10	to	$1.12	$661	0.16%	0.55%	to	1.45%	(17.41%)	to	(18.15%)
2017	628	$1.34	to	$1.37	$846	0.58%	0.55%	to	1.45%	26.07%	to	24.94%
2016	1,041	$1.06	to	$1.10	$1,125	0.59%	0.55%	to	1.45%	(2.35%)	to	(3.23%)
NB AMT Sus Eq, Cl S
2020	203	$3.21	to	$2.08	$636	0.36%	0.85%	to	1.85%	18.27%	to	17.09%
2019	299	$2.71	to	$1.78	$788	0.30%	0.85%	to	1.85%	24.51%	to	23.28%
2018	284	$2.18	to	$1.44	$601	0.20%	0.85%	to	1.85%	(6.74%)	to	(7.67%)
2017	287	$2.34	to	$1.56	$658	0.36%	0.85%	to	1.85%	17.11%	to	15.95%
2016	361	$1.99	to	$1.35	$709	0.54%	0.85%	to	1.85%	8.72%	to	7.64%
NB AMT US Eq Index PW Strat, Cl S
2020	104	$1.12	to	$1.03	$115	0.88%	0.55%	to	1.85%	7.67%	to	6.26%
2019	127	$1.04	to	$0.97	$130	0.12%	0.55%	to	1.85%	14.62%	to	13.15%
2018	162	$0.91	to	$0.85	$144	—	0.55%	to	1.85%	(7.29%)	to	(8.50%)
2017	139	$0.98	to	$0.93	$134	—	0.55%	to	1.85%	6.10%	to	4.73%
2016	103	$0.92	to	$0.89	$95	—	0.55%	to	1.85%	(1.19%)	to	(2.46%)
PIMCO VIT All Asset, Advisor Cl
2020	2,152	$1.88	to	$1.13	$3,804	4.83%	0.55%	to	1.85%	7.32%	to	5.93%
2019	2,578	$1.75	to	$1.07	$4,271	2.76%	0.55%	to	1.85%	11.13%	to	9.70%
2018	3,010	$1.58	to	$0.98	$4,513	2.98%	0.55%	to	1.85%	(5.97%)	to	(7.20%)
2017	3,469	$1.68	to	$1.05	$5,559	4.23%	0.55%	to	1.85%	12.76%	to	11.31%
2016	4,684	$1.49	to	$0.94	$6,686	2.37%	0.55%	to	1.85%	12.29%	to	10.86%
PIMCO VIT Glb Man As Alloc, Adv Cl
2020	229	$1.45	to	$1.26	$319	7.98%	0.55%	to	1.85%	16.06%	to	14.57%
2019	184	$1.25	to	$1.10	$224	2.15%	0.55%	to	1.85%	16.33%	to	14.81%
2018	153	$1.07	to	$0.96	$161	1.60%	0.55%	to	1.85%	(6.14%)	to	(7.35%)
2017	108	$1.15	to	$1.04	$121	2.27%	0.55%	to	1.85%	13.37%	to	11.92%
2016	69	$1.01	to	$0.93	$69	2.04%	0.55%	to	1.85%	3.35%	to	2.02%
PIMCO VIT Tot Return, Advisor Cl
2020	4,922	$1.22	to	$1.10	$5,772	1.99%	0.55%	to	1.85%	7.94%	to	6.56%
2019	3,320	$1.13	to	$1.03	$3,632	2.87%	0.55%	to	1.85%	7.66%	to	6.26%
2018	1,805	$1.05	to	$0.97	$1,858	2.47%	0.55%	to	1.85%	(1.18%)	to	(2.46%)
2017	1,182	$1.06	to	$1.00	$1,245	1.93%	0.55%	to	1.85%	4.24%	to	2.89%
2016	677	$1.02	to	$0.97	$709	1.97%	0.55%	to	1.85%	2.01%	to	0.70%
Put VT Global Hlth Care, Cl IB
2020	313	$4.27	to	$4.36	$1,215	0.49%	0.55%	to	1.20%	15.65%	to	14.89%
2019	354	$3.69	to	$3.79	$1,191	—	0.55%	to	1.20%	29.57%	to	28.74%
2018	404	$2.85	to	$2.95	$1,052	0.98%	0.55%	to	1.20%	(1.14%)	to	(1.79%)
2017	463	$2.88	to	$3.00	$1,222	0.56%	0.55%	to	1.20%	14.67%	to	13.93%
2016	622	$2.51	to	$2.63	$1,435	—	0.55%	to	1.20%	(11.84%)	to	(12.41%)
Put VT Intl Eq, Cl IB
2020	270	$1.96	to	$2.42	$560	1.58%	0.55%	to	1.20%	11.48%	to	10.76%
2019	284	$1.76	to	$2.18	$532	1.39%	0.55%	to	1.20%	24.47%	to	23.66%
2018	328	$1.41	to	$1.76	$496	1.42%	0.55%	to	1.20%	(19.56%)	to	(20.08%)
2017	367	$1.75	to	$2.21	$695	2.24%	0.55%	to	1.20%	25.89%	to	25.07%
2016	409	$1.39	to	$1.76	$616	3.53%	0.55%	to	1.20%	(2.99%)	to	(3.61%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	281

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Sus Leaders, Cl IA
2020	1,518	$4.99	to	$4.99	$7,581	0.63%	1.25%	to	1.25%	27.46%	to	27.46%
2019	1,596	$3.91	to	$3.91	$6,258	0.69%	1.25%	to	1.25%	35.02%	to	35.02%
2018	1,769	$2.90	to	$2.90	$5,139	0.01%	1.25%	to	1.25%	(2.52%)	to	(2.52%)
2017	1,922	$2.97	to	$2.97	$5,729	0.84%	1.25%	to	1.25%	27.95%	to	27.95%
2016	2,213	$2.32	to	$2.32	$5,146	0.98%	1.25%	to	1.25%	6.72%	to	6.72%
Put VT Sus Leaders, Cl IB
2020	257	$4.42	to	$4.13	$1,101	0.41%	0.55%	to	1.20%	28.19%	to	27.36%
2019	271	$3.45	to	$3.24	$910	0.45%	0.55%	to	1.20%	35.61%	to	34.73%
2018	302	$2.54	to	$2.41	$750	—	0.55%	to	1.20%	(2.07%)	to	(2.71%)
2017	283	$2.59	to	$2.48	$722	0.65%	0.55%	to	1.20%	28.51%	to	27.69%
2016	344	$2.02	to	$1.94	$683	0.69%	0.55%	to	1.20%	7.20%	to	6.51%
Royce Micro-Cap, Invest Cl
2020	73	$4.37	to	$4.20	$309	—	0.75%	to	0.95%	22.87%	to	22.62%
2019	74	$3.56	to	$3.43	$257	—	0.75%	to	0.95%	18.66%	to	18.42%
2018	81	$3.00	to	$2.89	$237	—	0.75%	to	0.95%	(9.73%)	to	(9.91%)
2017	92	$3.32	to	$3.21	$298	0.62%	0.75%	to	0.95%	4.40%	to	4.19%
2016	118	$3.18	to	$3.08	$369	0.62%	0.75%	to	0.95%	18.82%	to	18.58%
Temp Global Bond, Cl 2
2020	1,739	$0.95	to	$0.86	$1,593	8.65%	0.55%	to	1.85%	(5.79%)	to	(7.02%)
2019	1,835	$1.01	to	$0.93	$1,795	7.03%	0.55%	to	1.85%	1.45%	to	0.14%
2018	1,599	$1.00	to	$0.92	$1,550	—	0.55%	to	1.85%	1.38%	to	0.06%
2017	1,669	$0.98	to	$0.92	$1,604	—	0.55%	to	1.85%	1.36%	to	0.06%
2016	1,520	$0.97	to	$0.92	$1,449	—	0.55%	to	1.85%	2.38%	to	1.06%
Third Ave VST FFI Strat
2020	170	$2.46	to	$2.37	$408	2.73%	0.75%	to	0.95%	(3.12%)	to	(3.32%)
2019	176	$2.54	to	$2.45	$435	0.26%	0.75%	to	0.95%	11.62%	to	11.40%
2018	200	$2.28	to	$2.20	$444	1.86%	0.75%	to	0.95%	(20.94%)	to	(21.10%)
2017	218	$2.88	to	$2.79	$615	0.81%	0.75%	to	0.95%	12.74%	to	12.52%
2016	311	$2.56	to	$2.48	$778	0.81%	0.75%	to	0.95%	11.39%	to	11.17%
VanEck VIP Global Gold, Cl S
2020	824	$1.41	to	$1.28	$1,121	2.77%	0.55%	to	1.85%	37.87%	to	36.09%
2019	697	$1.02	to	$0.94	$691	—	0.55%	to	1.85%	37.98%	to	36.20%
2018	779	$0.74	to	$0.69	$562	2.89%	0.55%	to	1.85%	(16.16%)	to	(17.26%)
2017	605	$0.88	to	$0.83	$525	3.91%	0.55%	to	1.85%	11.02%	to	9.59%
2016	459	$0.80	to	$0.76	$360	0.38%	0.55%	to	1.85%	47.13%	to	45.23%
VP Aggr, Cl 2
2020	18,239	$2.39	to	$1.64	$41,514	—	0.55%	to	1.85%	14.36%	to	12.88%
2019	20,199	$2.09	to	$1.45	$40,401	—	0.55%	to	1.85%	20.92%	to	19.36%
2018	25,842	$1.73	to	$1.22	$43,028	—	0.55%	to	1.85%	(9.09%)	to	(10.27%)
2017	28,834	$1.90	to	$1.36	$53,064	—	0.55%	to	1.85%	18.26%	to	16.74%
2016	32,439	$1.61	to	$1.16	$50,685	—	0.55%	to	1.85%	5.33%	to	3.97%
VP Aggr, Cl 4
2020	19,366	$2.39	to	$2.17	$44,453	—	0.55%	to	1.45%	14.33%	to	13.30%
2019	21,213	$2.09	to	$1.92	$42,749	—	0.55%	to	1.45%	21.01%	to	19.93%
2018	25,162	$1.73	to	$1.60	$42,067	—	0.55%	to	1.45%	(9.12%)	to	(9.94%)
2017	30,329	$1.90	to	$1.77	$56,004	—	0.55%	to	1.45%	18.22%	to	17.17%
2016	35,344	$1.61	to	$1.51	$55,434	—	0.55%	to	1.45%	5.39%	to	4.44%
VP Conserv, Cl 2
2020	25,323	$1.54	to	$1.19	$36,941	—	0.55%	to	1.85%	8.70%	to	7.30%
2019	23,857	$1.42	to	$1.10	$32,225	—	0.55%	to	1.85%	10.14%	to	8.72%
2018	24,778	$1.29	to	$1.02	$30,494	—	0.55%	to	1.85%	(3.49%)	to	(4.74%)
2017	29,850	$1.33	to	$1.07	$38,140	—	0.55%	to	1.85%	6.83%	to	5.45%
2016	34,600	$1.25	to	$1.01	$41,641	—	0.55%	to	1.85%	2.87%	to	1.54%

282	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Conserv, Cl 4
2020	20,061	$1.54	to	$1.40	$29,429	—	0.55%	to	1.45%	8.64%		to	7.66%
2019	20,623	$1.42	to	$1.30	$27,973	—	0.55%	to	1.45%	10.14%		to	9.15%
2018	24,733	$1.29	to	$1.19	$30,595	—	0.55%	to	1.45%	(3.41%)		to	(4.29%)
2017	32,894	$1.33	to	$1.24	$42,344	—	0.55%	to	1.45%	6.75%		to	5.80%
2016	46,587	$1.25	to	$1.17	$56,482	—	0.55%	to	1.45%	2.87%		to	1.95%
VP Man Risk, Cl 2
2020	8,161	$1.21	to	$1.16	$9,715	—	0.55%	to	1.85%	7.20%		to	5.82%
2019	7,592	$1.13	to	$1.09	$8,465	—	0.55%	to	1.85%	15.42%		to	13.93%
2018	4,420	$0.98	to	$0.96	$4,291	—	0.55%	to	1.85%	(5.82%)		to	(7.04%)
2017	696	$1.04	to	$1.03	$721	—	0.55%	to	1.85%	3.53	%(8)	to	3.16	%(8)
VP Man Risk US, Cl 2
2020	15,892	$1.29	to	$1.23	$20,146	—	0.55%	to	1.85%	9.19%		to	7.78%
2019	12,921	$1.18	to	$1.14	$15,064	—	0.55%	to	1.85%	17.67%		to	16.15%
2018	7,952	$1.00	to	$0.99	$7,918	—	0.55%	to	1.85%	(4.07%)		to	(5.31%)
2017	1,464	$1.04	to	$1.04	$1,527	—	0.55%	to	1.85%	4.33	%(8)	to	3.95	%(8)
VP Man Vol Conserv, Cl 2
2020	41,732	$1.30	to	$1.19	$52,930	—	0.55%	to	1.85%	7.53%		to	6.14%
2019	35,735	$1.21	to	$1.12	$42,317	—	0.55%	to	1.85%	11.30%		to	9.86%
2018	30,502	$1.09	to	$1.02	$32,610	—	0.55%	to	1.85%	(3.12%)		to	(4.38%)
2017	28,773	$1.12	to	$1.07	$31,923	—	0.55%	to	1.85%	7.30%		to	5.91%
2016	31,385	$1.05	to	$1.01	$32,627	—	0.55%	to	1.85%	2.49%		to	1.17%
VP Man Vol Conserv Gro, Cl 2
2020	78,589	$1.37	to	$1.28	$106,710	—	0.55%	to	1.85%	8.55%		to	7.15%
2019	78,613	$1.26	to	$1.19	$98,805	—	0.55%	to	1.85%	13.37%		to	11.90%
2018	73,073	$1.11	to	$1.07	$81,398	—	0.55%	to	1.85%	(4.83%)		to	(6.07%)
2017	70,376	$1.17	to	$1.13	$82,765	—	0.55%	to	1.85%	10.58%		to	9.16%
2016	63,521	$1.05	to	$1.04	$67,847	—	0.55%	to	1.85%	2.60%		to	1.27%
VP Man Vol Gro, Cl 2
2020	421,538	$1.48	to	$1.46	$650,069	—	0.55%	to	1.85%	10.69%		to	9.26%
2019	416,877	$1.34	to	$1.33	$582,691	—	0.55%	to	1.85%	17.61%		to	16.09%
2018	415,535	$1.14	to	$1.15	$494,859	—	0.55%	to	1.85%	(8.24%)		to	(9.43%)
2017	398,166	$1.24	to	$1.27	$517,727	—	0.55%	to	1.85%	16.84%		to	15.33%
2016	380,944	$1.06	to	$1.10	$424,756	—	0.55%	to	1.85%	2.80%		to	1.47%
VP Man Vol Mod Gro, Cl 2
2020	690,902	$1.43	to	$1.37	$1,053,891	—	0.55%	to	1.85%	9.77%		to	8.35%
2019	719,637	$1.31	to	$1.26	$1,004,403	—	0.55%	to	1.85%	15.53%		to	14.04%
2018	747,685	$1.13	to	$1.11	$907,187	—	0.55%	to	1.85%	(6.37%)		to	(7.59%)
2017	734,386	$1.21	to	$1.20	$955,177	—	0.55%	to	1.85%	13.72%		to	12.25%
2016	711,883	$1.06	to	$1.07	$818,095	—	0.55%	to	1.85%	2.85%		to	1.52%
VP Mod, Cl 2
2020	257,626	$1.97	to	$1.41	$482,331	—	0.55%	to	1.85%	12.25%		to	10.80%
2019	270,587	$1.75	to	$1.27	$453,343	—	0.55%	to	1.85%	15.50%		to	14.00%
2018	280,024	$1.52	to	$1.11	$408,204	—	0.55%	to	1.85%	(6.09%)		to	(7.31%)
2017	295,267	$1.62	to	$1.20	$460,519	—	0.55%	to	1.85%	12.60%		to	11.15%
2016	308,714	$1.44	to	$1.08	$429,559	—	0.55%	to	1.85%	4.06%		to	2.72%
VP Mod, Cl 4
2020	241,282	$1.97	to	$1.79	$455,609	—	0.55%	to	1.45%	12.17%		to	11.17%
2019	281,063	$1.76	to	$1.61	$474,916	—	0.55%	to	1.45%	15.54%		to	14.50%
2018	331,809	$1.52	to	$1.41	$487,286	—	0.55%	to	1.45%	(6.09%)		to	(6.93%)
2017	394,228	$1.62	to	$1.51	$619,029	—	0.55%	to	1.45%	12.59%		to	11.58%
2016	463,580	$1.44	to	$1.35	$649,225	—	0.55%	to	1.45%	4.06%		to	3.12%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	283

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Aggr, Cl 2
2020	91,524	$2.18	to	$1.52	$190,173	—	0.55%	to	1.85%	13.41%	to	11.94%
2019	102,483	$1.92	to	$1.36	$188,684	—	0.55%	to	1.85%	18.06%	to	16.53%
2018	117,098	$1.63	to	$1.17	$183,224	—	0.55%	to	1.85%	(7.55%)	to	(8.75%)
2017	129,247	$1.76	to	$1.28	$219,806	—	0.55%	to	1.85%	15.51%	to	14.03%
2016	142,285	$1.52	to	$1.12	$210,345	—	0.55%	to	1.85%	4.69%	to	3.34%
VP Mod Aggr, Cl 4
2020	63,210	$2.18	to	$1.98	$132,160	—	0.55%	to	1.45%	13.39%	to	12.37%
2019	79,122	$1.92	to	$1.76	$146,514	—	0.55%	to	1.45%	18.10%	to	17.04%
2018	97,241	$1.63	to	$1.50	$153,087	—	0.55%	to	1.45%	(7.59%)	to	(8.42%)
2017	119,707	$1.76	to	$1.64	$204,731	—	0.55%	to	1.45%	15.56%	to	14.52%
2016	147,587	$1.52	to	$1.43	$219,223	—	0.55%	to	1.45%	4.68%	to	3.75%
VP Mod Conserv, Cl 2
2020	57,730	$1.74	to	$1.29	$95,549	—	0.55%	to	1.85%	10.40%	to	8.97%
2019	56,344	$1.58	to	$1.19	$84,862	—	0.55%	to	1.85%	12.89%	to	11.43%
2018	58,559	$1.40	to	$1.06	$78,451	—	0.55%	to	1.85%	(4.65%)	to	(5.89%)
2017	64,661	$1.46	to	$1.13	$91,299	—	0.55%	to	1.85%	9.41%	to	8.00%
2016	68,910	$1.34	to	$1.05	$89,341	—	0.55%	to	1.85%	3.40%	to	2.06%
VP Mod Conserv, Cl 4
2020	51,624	$1.74	to	$1.58	$86,036	—	0.55%	to	1.45%	10.38%	to	9.39%
2019	56,774	$1.58	to	$1.45	$86,070	—	0.55%	to	1.45%	12.87%	to	11.86%
2018	66,311	$1.40	to	$1.29	$89,481	—	0.55%	to	1.45%	(4.58%)	to	(5.44%)
2017	80,729	$1.47	to	$1.37	$114,672	—	0.55%	to	1.45%	9.31%	to	8.34%
2016	96,287	$1.34	to	$1.26	$125,662	—	0.55%	to	1.45%	3.47%	to	2.54%
VP Ptnrs Core Bond, Cl 2
2020	722	$1.31	to	$1.09	$914	1.88%	0.85%	to	1.85%	7.05%	to	5.98%
2019	580	$1.22	to	$1.03	$688	2.12%	0.85%	to	1.85%	7.47%	to	6.39%
2018	543	$1.14	to	$0.97	$601	2.33%	0.85%	to	1.85%	(1.19%)	to	(2.18%)
2017	532	$1.15	to	$0.99	$598	2.22%	0.85%	to	1.85%	2.46%	to	1.46%
2016	486	$1.12	to	$0.98	$537	1.88%	0.85%	to	1.85%	1.37%	to	0.36%
VP Ptnrs Core Eq, Cl 2
2020	88	$2.91	to	$1.96	$246	—	0.85%	to	1.85%	15.74%	to	14.59%
2019	109	$2.52	to	$1.71	$263	—	0.85%	to	1.85%	25.14%	to	23.89%
2018	133	$2.01	to	$1.38	$259	—	0.85%	to	1.85%	(8.98%)	to	(9.89%)
2017	151	$2.21	to	$1.53	$326	—	0.85%	to	1.85%	19.11%	to	17.93%
2016	165	$1.86	to	$1.30	$299	—	0.85%	to	1.85%	8.63%	to	7.54%
VP Ptnrs Core Eq, Cl 3
2020	640	$2.59	to	$2.34	$1,593	—	0.55%	to	1.45%	16.20%	to	15.16%
2019	781	$2.23	to	$2.03	$1,681	—	0.55%	to	1.45%	25.69%	to	24.56%
2018	860	$1.77	to	$1.63	$1,479	—	0.55%	to	1.45%	(8.59%)	to	(9.41%)
2017	1,048	$1.94	to	$1.80	$1,978	—	0.55%	to	1.45%	19.62%	to	18.55%
2016	1,411	$1.62	to	$1.52	$2,238	—	0.55%	to	1.45%	9.09%	to	8.11%
VP Ptnrs Intl Core Eq, Cl 2
2020	242	$1.64	to	$1.18	$389	0.20%	0.85%	to	1.85%	10.02%	to	8.92%
2019	206	$1.49	to	$1.09	$301	2.57%	0.85%	to	1.85%	17.40%	to	16.24%
2018	240	$1.27	to	$0.93	$299	2.00%	0.85%	to	1.85%	(17.39%)	to	(18.22%)
2017	251	$1.53	to	$1.14	$378	1.65%	0.85%	to	1.85%	21.12%	to	19.91%
2016	300	$1.27	to	$0.95	$376	2.13%	0.85%	to	1.85%	(4.25%)	to	(5.21%)
VP Ptnrs Intl Gro, Cl 2
2020	1,007	$2.02	to	$1.47	$1,985	0.09%	0.85%	to	1.85%	21.26%	to	20.05%
2019	1,163	$1.67	to	$1.22	$1,891	0.96%	0.85%	to	1.85%	25.29%	to	24.05%
2018	1,289	$1.33	to	$0.99	$1,678	0.87%	0.85%	to	1.85%	(19.79%)	to	(20.59%)
2017	1,357	$1.66	to	$1.24	$2,212	0.51%	0.85%	to	1.85%	25.50%	to	24.25%
2016	1,324	$1.32	to	$1.00	$1,728	1.17%	0.85%	to	1.85%	(4.47%)	to	(5.43%)

284	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Intl Val, Cl 2
2020	846	$1.26	to	$1.05	$1,041	0.74%	0.85%	to	1.85%	(4.95%)		to	(5.89%)
2019	955	$1.32	to	$1.11	$1,238	3.60%	0.85%	to	1.85%	12.24%		to	11.14%
2018	833	$1.18	to	$1.00	$968	2.59%	0.85%	to	1.85%	(18.18%)		to	(18.99%)
2017	714	$1.44	to	$1.24	$1,016	1.95%	0.85%	to	1.85%	23.97%		to	22.75%
2016	535	$1.16	to	$1.01	$615	2.58%	0.85%	to	1.85%	7.17%		to	6.10%
VP Ptnrs Sm Cap Gro, Cl 2
2020	475	$3.46	to	$2.05	$1,591	—	0.85%	to	1.85%	37.26%		to	35.90%
2019	547	$2.52	to	$1.51	$1,341	—	0.85%	to	1.85%	19.92%		to	18.73%
2018	542	$2.10	to	$1.27	$1,111	—	0.85%	to	1.85%	(5.69%)		to	(6.63%)
2017	409	$2.23	to	$1.36	$890	—	0.85%	to	1.85%	17.49%		to	16.33%
2016	231	$1.90	to	$1.17	$429	—	0.85%	to	1.85%	5.49%		to	4.43%
VP Ptnrs Sm Cap Val, Cl 2
2020	335	$2.19	to	$1.39	$715	—	0.85%	to	1.85%	3.11%		to	2.08%
2019	334	$2.12	to	$1.36	$694	—	0.85%	to	1.85%	18.52%		to	17.34%
2018	319	$1.79	to	$1.16	$563	—	0.85%	to	1.85%	(14.45%)		to	(15.31%)
2017	231	$2.09	to	$1.37	$476	—	0.85%	to	1.85%	5.98%		to	4.93%
2016	206	$1.97	to	$1.30	$404	—	0.85%	to	1.85%	24.30%		to	23.06%
VP Ptnrs Sm Cap Val, Cl 3
2020	1,062	$2.65	to	$2.04	$3,483	—	0.55%	to	1.45%	3.55%		to	2.62%
2019	1,189	$2.56	to	$1.99	$3,804	—	0.55%	to	1.45%	19.00%		to	17.94%
2018	1,305	$2.15	to	$1.69	$3,529	—	0.55%	to	1.45%	(14.07%)		to	(14.85%)
2017	1,582	$2.50	to	$1.98	$5,014	—	0.55%	to	1.45%	6.44%		to	5.49%
2016	1,920	$2.35	to	$1.88	$5,677	—	0.55%	to	1.45%	24.85%		to	23.73%
VP US Flex Conserv Gro, Cl 2
2020	27,322	$1.21	to	$1.24	$34,878	—	0.55%	to	1.85%	5.29%		to	3.93%
2019	19,470	$1.15	to	$1.19	$23,725	—	0.55%	to	1.85%	14.23%		to	12.75%
2018	9,570	$1.00	to	$1.05	$10,259	—	0.55%	to	1.85%	(3.03%)		to	(4.29%)
2017	4,497	$1.04	to	$1.10	$5,001	—	0.55%	to	1.85%	3.43	%(8)	to	9.68%
2016	203	$1.01	to	$1.00	$204	—	0.85%	to	1.85%	0.79	%(6)	to	0.67	%(6)
VP US Flex Gro, Cl 2
2020	150,582	$1.27	to	$1.37	$214,263	—	0.55%	to	1.85%	4.23%		to	2.88%
2019	120,102	$1.21	to	$1.34	$164,705	—	0.55%	to	1.85%	19.54%		to	18.00%
2018	73,877	$1.02	to	$1.13	$85,132	—	0.55%	to	1.85%	(4.45%)		to	(5.69%)
2017	38,686	$1.06	to	$1.20	$46,874	—	0.55%	to	1.85%	6.17	%(8)	to	16.29%
2016	6,901	$1.03	to	$1.03	$7,130	—	0.85%	to	1.85%	2.16	%(6)	to	2.04	%(6)
VP US Flex Mod Gro, Cl 2
2020	95,376	$1.24	to	$1.31	$128,964	—	0.55%	to	1.85%	4.95%		to	3.60%
2019	86,714	$1.18	to	$1.26	$112,220	—	0.55%	to	1.85%	16.93%		to	15.42%
2018	58,990	$1.01	to	$1.09	$65,582	—	0.55%	to	1.85%	(3.77%)		to	(5.02%)
2017	33,346	$1.05	to	$1.15	$38,748	—	0.55%	to	1.85%	4.93	%(8)	to	13.08%
2016	4,930	$1.02	to	$1.02	$5,025	—	0.85%	to	1.85%	1.48	%(6)	to	1.36	%(6)
Wanger Intl
2020	2,450	$3.83	to	$2.31	$8,060	2.05%	0.55%	to	1.45%	13.74%		to	12.72%
2019	2,875	$3.36	to	$2.05	$8,297	0.80%	0.55%	to	1.45%	29.28%		to	28.12%
2018	3,400	$2.60	to	$1.60	$7,597	2.03%	0.55%	to	1.45%	(18.15%)		to	(18.89%)
2017	4,066	$3.18	to	$1.98	$11,001	1.20%	0.55%	to	1.45%	32.19%		to	31.01%
2016	4,693	$2.40	to	$1.51	$9,710	1.12%	0.55%	to	1.45%	(1.95%)		to	(2.83%)
Wanger USA
2020	2,291	$4.49	to	$3.58	$13,240	—	0.55%	to	1.45%	23.55%		to	22.44%
2019	2,855	$3.63	to	$2.93	$13,265	0.26%	0.55%	to	1.45%	30.38%		to	29.21%
2018	3,388	$2.79	to	$2.27	$12,028	0.09%	0.55%	to	1.45%	(2.00%)		to	(2.89%)
2017	4,359	$2.84	to	$2.33	$15,457	—	0.55%	to	1.45%	18.93%		to	17.87%
2016	5,526	$2.39	to	$1.98	$16,318	—	0.55%	to	1.45%	13.07%		to	12.05%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	285

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF VT Index Asset Alloc, Cl 2
2020	741	$3.25	to	$3.41	$2,407	0.83%	0.75%	to	1.20%	15.72%	to	15.20%
2019	802	$2.81	to	$2.96	$2,251	1.10%	0.75%	to	1.20%	19.26%	to	18.72%
2018	824	$2.35	to	$2.50	$1,939	0.99%	0.75%	to	1.20%	(3.63%)	to	(4.07%)
2017	802	$2.44	to	$2.60	$1,967	0.74%	0.75%	to	1.20%	11.41%	to	10.91%
2016	900	$2.19	to	$2.35	$1,979	0.90%	0.75%	to	1.20%	6.87%	to	6.39%
WF VT Intl Eq, Cl 2
2020	826	$1.81	to	$1.25	$1,319	2.51%	0.55%	to	1.45%	4.36%	to	3.42%
2019	1,060	$1.74	to	$1.21	$1,592	3.66%	0.55%	to	1.45%	14.86%	to	13.82%
2018	1,236	$1.51	to	$1.07	$1,625	11.23%	0.55%	to	1.45%	(17.73%)	to	(18.48%)
2017	1,396	$1.84	to	$1.31	$2,232	2.78%	0.55%	to	1.45%	23.66%	to	22.55%
2016	1,557	$1.49	to	$1.07	$2,051	2.84%	0.55%	to	1.45%	2.73%	to	1.81%
WF VT Opp, Cl 2
2020	671	$4.09	to	$2.18	$2,786	0.44%	0.55%	to	1.85%	20.34%	to	18.79%
2019	758	$3.40	to	$1.84	$2,642	0.28%	0.55%	to	1.85%	30.75%	to	29.05%
2018	864	$2.60	to	$1.43	$2,308	0.19%	0.55%	to	1.85%	(7.66%)	to	(8.87%)
2017	945	$2.81	to	$1.56	$2,747	0.66%	0.55%	to	1.85%	19.78%	to	18.23%
2016	1,178	$2.35	to	$1.32	$2,881	2.05%	0.55%	to	1.85%	11.61%	to	10.17%
WF VT Sm Cap Gro, Cl 2
2020	1,085	$6.11	to	$3.05	$5,981	—	0.55%	to	1.85%	56.92%	to	54.89%
2019	1,187	$3.89	to	$1.97	$4,181	—	0.55%	to	1.85%	24.15%	to	22.54%
2018	1,214	$3.14	to	$1.61	$3,464	—	0.55%	to	1.85%	0.75%	to	(0.56%)
2017	1,249	$3.11	to	$1.62	$3,548	—	0.55%	to	1.85%	25.17%	to	23.56%
2016	1,326	$2.49	to	$1.31	$3,027	—	0.55%	to	1.85%	7.16%	to	5.78%
WA Var Global Hi Yd Bond, Cl II
2020	538	$1.33	to	$1.20	$684	3.81%	0.55%	to	1.85%	6.54%	to	5.15%
2019	520	$1.24	to	$1.14	$625	6.31%	0.55%	to	1.85%	13.39%	to	11.92%
2018	329	$1.10	to	$1.02	$352	4.73%	0.55%	to	1.85%	(4.70%)	to	(5.93%)
2017	350	$1.15	to	$1.08	$395	5.08%	0.55%	to	1.85%	7.83%	to	6.44%
2016	284	$1.07	to	$1.02	$300	5.73%	0.55%	to	1.85%	14.72%	to	13.25%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 29, 2016.
(6)	New subaccount operations commenced on November 14, 2016.
(7)	New subaccount operations commenced on April 28, 2017.
(8)	New subaccount operations commenced on September 18, 2017.
(9)	New subaccount operations commenced on April 27, 2018.
(10)	New subaccount operations commenced on April 24, 2020.

286	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

FINANCIAL STATEMENTS

RiverSource Life Insurance Co. of New York

For the Years Ended December 31, 2020, 2019 and 2018

With Report of Independent Registered Public Accounting Firm

RiverSource Life Insurance Co. of New York

FINANCIAL STATEMENTS

For the Years Ended December 31, 2020, 2019 and 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

Opinion on the Financial Statements

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (the “Company”) as of December 31, 2020 and 2019, and the related statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (i) relate to accounts or disclosures that are material to the financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Valuation of the reserves for long term care policies

As described in Note 2 and Note 10 to the financial statements, the total reserves for long term care policies was $357,716 thousand as of December 31, 2020, which is included in policyholder account balances, future policy benefits and claims on the balance sheet. Liabilities for estimates of benefits that will become payable on future claims on long term care policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Management utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests, using current best estimate assumptions, including expected premium rate increases, benefit reductions, morbidity rates, policy persistency and interest rates earned on assets supporting the liability. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods.

The principal considerations for our determination that performing procedures relating to the valuation of the reserves for long term care policies is a critical audit matter are the significant judgment by management when developing the estimate of the long term care reserves, which in turn led to a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the current best estimate assumptions related to expected premium rate increases, benefit reductions, morbidity rates and interest rates earned on assets supporting the liability. Also, the audit effort included the involvement of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the financial statements. These procedures included testing the effectiveness of controls relating to the Company’s valuation of reserves for long term care policies, including controls over management’s development of the current best estimate assumptions. These procedures also included, among others, evaluating and testing management’s process for developing the estimate of the long term care reserves, testing the completeness and accuracy of underlying data used by management and testing that assumptions are accurately reflected in the models. Evaluating and testing management’s process also included the involvement of professionals with specialized skill and knowledge to assist in (i) evaluating the reasonableness of the current best estimate assumptions related to expected premium rate increases, benefit reductions, morbidity rates and interest rates earned on assets supporting the liability, and (ii) evaluating the appropriateness of management’s models.

Valuation of the embedded derivatives in certain variable annuity riders

As described in Note 2, Note 10, Note 11, and Note 12 to the financial statements, management values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. As there is no active market for the transfer of these embedded derivatives, such internal valuation models estimate fair value by discounting expected cash flows. As of December 31, 2020, the net embedded derivative liability in certain variable annuity riders was $116,490 thousand, and is included in policyholder account balances, future policy benefits and claims on the balance sheet. Management’s discounted cash flow model for estimating fair value includes observable capital market assumptions and incorporates significant unobservable inputs related to implied volatility, non-performance risk and contractholder behavior assumptions that include margins for risk, all of which management believes a market participant would expect.

The principal considerations for our determination that performing procedures relating to the valuation of the embedded derivatives in certain variable annuity riders is a critical audit matter are the significant judgment by management to estimate the fair value of the embedded derivatives in certain variable annuity riders; this in turn led to a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence obtained related to the significant unobservable inputs related to implied volatility, nonperformance risk and contractholder behavior assumptions that include margins for risk and the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the financial statements. These procedures included testing the effectiveness of controls related to the Company’s estimate of the fair value of embedded derivatives in certain variable annuity riders, including controls over the significant unobservable inputs. These procedures also included, among others, evaluating and testing management’s process for developing the fair value estimate. Testing management’s process included evaluating the reasonableness of the significant unobservable inputs related to implied volatility, non-performance risk and contractholder behavior assumptions that include margins for risk, and testing the completeness and accuracy of underlying data used by management in the development of the significant unobservable inputs. Professionals with specialized skill and knowledge were used to assist in (i) evaluating the reasonableness of certain significant unobservable inputs related to implied volatility, non-performance risk and contractholder behavior assumptions that include margins for risk, and (ii) evaluating the appropriateness of management’s models.

Valuation of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities

As described in Note 2, Note 10 and Note 11 to the financial statements, the Company issues universal life, variable universal life and variable annuity policies that have product features that are accounted for as insurance liabilities. As disclosed by management, the liability for these policies, which is included in policyholder account balances, future policy benefits and claims on the balance sheet, is determined using actuarial models to estimate the present value of the projected benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments. Significant assumptions used by management in projecting the present value of future benefits and assessments include customer asset value growth rates, mortality, persistency, and investment margins, and additionally for variable annuity policies, benefit utilization.

The principal considerations for our determination that performing procedures relating to the valuation of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities is a critical audit matter are the significant judgment by management when developing the estimate of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities, which in turn led to a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the significant assumptions related to customer asset value growth rates, persistency, investment margins, and , for variable annuity policies, benefit utilization. Also, the audit effort included the involvement of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the financial statements. These procedures included testing the effectiveness of controls relating to the Company’s valuation of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities, including controls over management’s development of the significant assumptions. These procedures also included, among others, evaluating and testing management’s process for developing the estimate of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities, testing the completeness and accuracy of underlying data used by management and testing that assumptions are accurately reflected in the models. Evaluating and testing management’s process also included the involvement of professionals with specialized skill and knowledge to assist in (i) evaluating the reasonableness of the significant assumptions related to customer asset value growth rates, persistency, benefit utilization and investment margins, and (ii) evaluating the appropriateness of management’s models.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 20, 2021

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2020	2019
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2020, $1,680,340; 2019, $1,566,589, allowance for credit losses: 2020, $739(1))	$1,873,639	$1,702,183
Mortgage loans on real estate, at cost (allowance for credit losses: 2020, $2,075; 2019, $2,038)	166,845	161,778
Policy loans	48,712	49,333
Other investments	484	425
Total investments	2,089,680	1,913,719
Cash and cash equivalents	262,009	249,120
Reinsurance recoverables (Net of allowance for credit losses: 2020, $4,800(1))	185,087	179,013
Other receivables	8,250	8,013
Accrued investment income	13,653	13,060
Deferred acquisition costs	162,650	174,062
Other assets	324,757	189,259
Separate account assets	5,122,397	4,787,305
Total assets	$8,168,483	$7,513,551

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$2,169,010	$2,030,010
Other liabilities	346,842	230,353
Separate account liabilities	5,122,397	4,787,305
Total liabilities	$7,638,249	$7,047,668
Shareholder’s Equity:
Common stock, $0 par value; 200,000 shares authorized, issued and outstanding	$2,000	$2,000
Additional paid-in capital	106,926	106,926
Retained earnings	350,273	311,430
Accumulated other comprehensive income, net of tax	71,035	45,527
Total shareholder’s equity	530,234	465,883
Total liabilities and shareholder’s equity	$8,168,483	$7,513,551

(1)	Prior to January 1, 2020, the allowance for credit losses is not applicable to Available-for-Sale securities and Reinsurance recoverables. See Notes 2, 3, 6 and 7 for more information

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2020	2019	2018
Revenues
Premiums	$17,699	$21,052	$19,643
Net investment income	70,451	75,807	78,546
Policy and contract charges	123,702	121,572	125,492
Other revenues	24,526	23,990	23,584
Net realized investment gains (losses)	(346)	(1,035)	566
Total revenues	236,032	241,386	247,831

Benefits and Expenses
Benefits, claims, losses and settlement expenses	83,691	75,842	85,677
Interest credited to fixed accounts	49,171	49,390	49,384
Amortization of deferred acquisition costs	18,276	10,892	14,679
Other insurance and operating expenses	35,551	37,170	38,316
Total benefit and expenses	186,689	173,294	188,056
Pretax income (loss)	49,343	68,092	59,775
Income tax provision (benefit)	7,671	8,993	7,856
Net income	$41,672	$59,099	$51,919

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2020	2019	2018

Net income	$41,672	$59,099	$51,919
Other comprehensive income (loss), net of tax benefit:
Net unrealized gains (losses) on securities	25,508	45,957	(40,993)
Total comprehensive income	$67,180	$105,056	$10,926

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENT OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2018	$2,000	$106,926	$291,562	$40,563	$441,051
Comprehensive income:
Net income	—	—	51,919	—	51,919
Other comprehensive income (loss), net of tax benefit	—	—	—	(40,993)	(40,993)

Total comprehensive income					10,926
Cash dividend to RiverSource Life Insurance Company	—	—	(48,000)	—	(48,000)

Balances at December 31, 2018	$2,000	$106,926	$295,481	$(430)	$403,977
Cumulative effect of adoption of premium amortization on purchased callable debt securities guidance	—	—	(150)	—	(150)
Comprehensive income:
Net income	—	—	59,099	—	59,099
Other comprehensive income (loss), net of tax benefit	—	—	—	45,957	45,957

Total comprehensive income					105,056
Cash dividend to RiverSource Life Insurance Company	—	—	(43,000)	—	(43,000)

Balances at December 31, 2019	$2,000	$106,926	$311,430	$45,527	$465,883
Cumulative effect of adoption of current expected credit losses guidance	—	—	(2,829)	—	(2,829)
Comprehensive income:
Net income	—	—	41,672	—	41,672
Other comprehensive income (loss), net of tax benefit	—	—	—	25,508	25,508

Total comprehensive income					67,180
Cash dividend to RiverSource Life Insurance Company	—	—	—	—	—
Balances at December 31, 2020	$2,000	$106,926	$350,273	$71,035	$530,234

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2020	2019	2018
Cash Flows from Operating Activities
Net income	$41,672	$59,099	$51,919
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	1,575	952	2,269
Deferred income tax (benefit) expense	(10,626)	(8,503)	(460)
Contractholder and policyholder charges, non-cash	(26,308)	(25,518)	(24,570)
(Gain) loss from equity method investments	(53)	(57)	22
Net realized investment (gains) losses	(1,350)	(22)	(566)
Other-than-temporary impairments recognized in net realized investment gains (losses)	1,696	1,054	—
Changes in operating assets and liabilities
Deferred acquisition costs	3,739	(8,170)	(5,545)
Policyholder account balances, future policy benefits and claims, net	115,496	39,172	65,075
Derivatives, net of collateral	(34,858)	(27,855)	25,342
Reinsurance recoverables	(8,659)	(9,332)	(22,732)
Other receivables	(237)	(682)	1,015
Accrued investment income	(593)	1,819	1,803
Current income tax expense (benefit)	19,086	2,495	(1,431)
Other, net	3,677	3,257	2,396
Net cash provided by (used in) operating activities	104,257	27,709	94,537

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	6,109	8,752	2,770
Maturities, sinking fund payments and calls	208,944	227,635	196,883
Purchases	(329,029)	(147,680)	(154,760)
Proceeds from maturities and repayments of commercial mortgage loans	18,508	16,829	22,264
Funding of commercial mortgage loans	(23,585)	(23,650)	(27,856)
Net proceeds from sales of other investments	3	—	—
Purchase of other investments	(9)	8	(11)
Change in policy loans, net	621	445	(1,122)
Cash paid for written options with deferred premiums		—	(11,626)
Cash received for written options with deferred premiums	—	—	5,928
Net cash provided by (used in) investing activities	(118,438)	82,339	32,470

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	121,283	138,744	129,588
Net transfers from (to) separate accounts	(239)	(2,793)	(12,035)
Surrenders and other benefits	(86,335)	(113,264)	(115,859)
Proceeds form line of credit with Ameriprise Financial, Inc.	6,000	2,500	—
Repayments to line of credit with Ameriprise Financial, Inc.	(6,000)	(2,500)	—
Cash received for purchased options with deferred premiums	—	42,423	189
Cash paid for purchased options with deferred premiums	(7,638)	(16,812)	(8,672)
Cash dividends to RiverSource Life Insurance Company	—	(43,000)	(48,000)
Net cash provided by (used in) financing activities	27,071	5,298	(54,789)
Net increase (decrease) in cash and cash equivalents	12,889	115,346	72,218
Cash and cash equivalents at beginning of period	249,120	133,774	61,556
Cash and cash equivalents at end of period	$262,009	$249,120	$133,774
Supplemental Disclosures:
Income taxes paid (received), net	$(790)	$14,965	$9,749

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 20, 2021, the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, traditional life insurance and disability income (“DI”) insurance. In 2020, the Company discontinued sales of fixed deferred annuities.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company adopted accounting standard, Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments, on January 1, 2020. The significant accounting policies for Available-for-Sale Securities, Financing Receivables, and Reinsurance were updated as a result of adopting the new accounting standard.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments, future policy benefits and claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes which is consistent with prior periods before January 1, 2020. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI which is consistent with prior periods before January 1, 2020.

RiverSource Life Insurance Co. of New York

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments. However, for Available-for-Sale securities that recognized an impairment prior to January 1, 2020 by reducing the book value of the security, the difference between the new amortized cost basis and the improved cash flows expected to be collected is accreted as interest income.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-sale securities is recorded as earned in accrued investment income on the Balance Sheets. Available-for-Sale securities are placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. At this time all previously accrued interest is reversed through net investment income.

Financing Receivables

Financing receivables are comprised of mortgage loans and policy loans.

Mortgage Loans

Mortgage loans are loans on commercial properties that are originated by the Company and are recorded at amortized cost less the allowance for loan losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on commercial mortgage loans is recorded in net investment income on the Statements of Income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in accrued investment income on the Statements of Income.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Prior to January 1, 2020, the allowance for credit losses was based on an incurred loss model that did not require estimating expected credit losses over the expected life of the asset. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased.

The allowance for credit losses for mortgage loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on mortgage loans is recorded through provisions charged to net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may

RiverSource Life Insurance Co. of New York

attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Nonaccrual Loans

Commercial mortgage loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for commercial mortgage loans.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Modifications to loan terms do not automatically result in troubled debt restructurings (“TDRs”). Per the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus, modifications made on a good faith basis in response to the coronavirus disease 2019 (“COVID-19”) pandemic to borrowers who were not more than 30 days past due as of December 31, 2019, such as payment deferrals, extensions of repayment terms, fee waivers, or delays in payment that are not significant to the unpaid principal value of the loan, are not considered TDRs. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the commercial mortgage loan is uncollectible. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location.

If it is determined that foreclosure on a commercial mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated selling costs. Upon foreclosure, the commercial mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned in other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include the fact that the Company has no actual history of losses and the fact that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to

RiverSource Life Insurance Co. of New York

significant change given the long-term nature of these receivables. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to benefits, claims, losses and settlement expenses on the Statements of Income.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFS advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and

RiverSource Life Insurance Co. of New York

bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of and separate account liabilities represent the obligation to the variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value and separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products.

Guarantees accounted for as insurance liabilities include GMDB, guaranteed minimum income benefit (“GMIB”) and the life contingent benefits associated with GMWB. In addition, UL and VUL policies with product features that result in profits followed by losses are accounted for as insurance liabilities.

Guarantees accounted for as embedded derivatives include GMAB and the non-life contingent benefits associated with GMWB. In addition, the portion of indexed annuities and IUL policies allocated to the indexed account is accounted for as an embedded derivative.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

RiverSource Life Insurance Co. of New York

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 11 for information regarding the liability for contracts with secondary guarantees.

Liabilities for IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 11 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status utilize assumptions established as of the date the payout phase is initiated. The liabilities are the present value of future estimated payments reduced for mortality (which is based on industry mortality tables with modifications based on the Company’s experience) and discounted with interest rates.

Embedded Derivatives

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. The fair value of embedded derivatives related to IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is a liability. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

RiverSource Life Insurance Co. of New York

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Net level premium includes anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Gross premium valuation includes expected premium rate increases, benefit reductions, morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using current best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

RiverSource Life Insurance Co. of New York

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis. Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Fair Value Measurement — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to disclosures for fair value measurements. The update eliminates the following disclosures: 1) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, 2) the policy of timing of transfers between levels of the fair value hierarchy, and 3) the valuation processes for Level 3 fair value measurements. The new disclosures include changes in unrealized gains and losses for the period included in OCI for recurring Level 3 fair value measurements of instruments held at the end of the reporting period and the range and weighted average used to develop significant unobservable inputs and how the weighted average was calculated. The new disclosures are required on a prospective basis; all other provisions should be applied retrospectively. The update is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted for the entire standard or only the provisions to eliminate or modify disclosure requirements. The Company early adopted the provisions of the standard to eliminate or modify disclosure requirements in 2018. The Company adopted the provisions of the standard to include new disclosures on January 1, 2020. The update does not have an impact on the Company’s financial condition or results of operations. See Note 12 for additional disclosures on fair value measurements.

Intangibles — Goodwill and Other — Internal-Use Software — Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract

In August 2018, the FASB updated the accounting standards related to customer’s accounting for implementation costs incurred in a cloud computing arrangement (“CCA”) that is a service contract. The update requires implementation costs for a CCA to be evaluated for capitalization using the same approach as implementation costs associated with internal-use software. The update also addresses presentation, measurement and impairment of capitalized implementation costs in a CCA that is a service contract. The update requires new disclosures on the nature of hosting arrangements that are service contracts, significant judgements made when applying the guidance and quantitative disclosures, including amounts capitalized, amortized and impaired. The update is effective for interim and annual periods beginning after December 15, 2019, and can be applied either prospectively or retrospectively. The Company adopted the standard using a prospective approach on January 1, 2020. The adoption did not have an impact on the Company’s financial condition or results of operations.

Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. At adoption, the initial estimate of the expected credit losses will be recorded through retained earnings and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The credit loss model for Available-for-Sale debt securities did not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company adopted the standard on January 1, 2020. The adoption did not have a material impact on the Company’s financial condition or results of operations.

RiverSource Life Insurance Co. of New York

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard requires most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard was effective for interim and annual periods beginning after December 15, 2018. Entities had the option to adopt the standard using a modified retrospective approach at either the beginning of the earliest period presented or as of the date of adoption. The Company adopted the standard using a modified retrospective approach as of January 1, 2019. The Company also elected the package of practical expedients permitted under the transition guidance within the accounting standard that allows entities to carryforward their historical lease classification and to not reassess contracts for embedded leases among other things. The adoption did not have a material impact on the Company’s financial condition or results of operations.

Income Statement — Reporting Comprehensive Income — Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in AOCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”). The election of the update was optional. The update was effective for fiscal years beginning after December 15, 2018. Entities could record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. The Company adopted the standard on January 1, 2019 and elected not to reclassify the stranded tax effects in AOCI.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also adds new disclosures and amends existing disclosure requirements. The standard was effective for interim and annual periods beginning after December 15, 2018, and was required to be applied on a modified retrospective basis. The Company adopted the standard on January 1, 2019. The adoption did not have an impact on the Company’s financial condition or results of operations.

Receivables — Nonrefundable Fees and Other Costs — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under previous guidance, premiums were generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard was effective for interim and annual periods beginning after December 15, 2018, and was required to be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company adopted the standard on January 1, 2019. The adoption did not have a material impact on the Company’s financial condition or results of operations.

In October 2020, the FASB issued amendments clarifying that, at each reporting date if a security contains additional future call dates, an entity must reevaluate whether the amortized cost basis exceeds the amount repayable by the issuer at the next call date. If so, the excess should be amortized to the next call date. The update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early application is not permitted. All entities should apply this update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. The Company currently accounts for the additional call dates in accordance with this amendment.

Future Adoption of New Accounting Standards

Reference Rate Reform — Expedients for Contract Modifications

In March 2020, the FASB updated the accounting standards to provide optional expedients and exceptions for applying GAAP to contracts, hedging or other transactions that are affected by reference rate reform (i.e., the elimination of LIBOR). The following expedients are provided for modified contracts whose reference rate is changed: 1) receivables and debt contracts are accounted for prospectively by adjusting the effective interest rate, 2) leases are accounted for as a continuation of the existing contracts with no reassessments of the lease classification and discount rate or remeasurements of lease payments that otherwise would be required, and 3) an entity is not required to reassess its original conclusion about whether that contract contains an embedded derivative that is clearly and closely related to the economic characteristics and risks of the host contract. When elected, the optional expedients for contract modifications must be applied consistently for all eligible contracts or eligible transactions. In January 2021, FASB updated the standard to allow an entity to elect to apply the treatment under the original guidance to derivative instruments that use an interest rate that for margining, discounting or contract price alignment that will be modified due to reference rate reform but did not qualify under the original guidance The adoption of the standard is not expected to have an impact on the Company’s results of operations and financial condition.

RiverSource Life Insurance Co. of New York

Income Taxes — Simplifying the Accounting for Income Taxes

In December 2019, the FASB updated the accounting standards to simplify the accounting for income taxes. The update eliminates certain exceptions to: (1) accounting principles related to intraperiod tax allocation to be applied on a prospective basis, (2) deferred tax liabilities related to outside basis differences to be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption, and (3) year-to-date losses in interim periods to be applied on a prospective basis. The update also amends existing guidance related to situations when an entity receives: (1) a step-up in the tax basis of goodwill to be applied on a prospective basis, (2) an allocation of income tax expense when members of a consolidated tax filing group issue separate financial statements to be applied on a retrospective basis for all periods presented, (3) interim recognition of enactment of tax laws or rate changes to be applied on a prospective basis, and (4) franchise taxes and other taxes partially based on income to be applied on a retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The standard is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The adoption of the standard is not expected to have an impact on the Company’s financial condition or results of operations.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts. The guidance revises key elements of the measurement models and disclosure requirements for long-duration insurance contracts issued by insurers and reinsurers.

The guidance establishes a significant new category of benefit features called market risk benefits that protect the contractholder from other-than-nominal capital market risk and expose the insurer to that risk. Insurers will have to measure market risk benefits at fair value. Market risk benefits include variable annuity guaranteed benefits (i.e. guaranteed minimum death, withdrawal, withdrawal for life, accumulation and income benefits). The portion of the change in fair value attributable to a change in the instrument-specific credit risk of market risk benefits in a liability position will be recorded in OCI.

Significant changes also relate to the measurement of the liability for future policy benefits for nonparticipating traditional long-duration insurance contracts and immediate annuities with a life contingent feature include the following:

•

Insurers will be required to review and update the cash flow assumptions used to measure the liability for future policy benefits rather than using assumptions locked in at contract inception. The review of assumptions to measure the liability for all future policy benefits will be required annually at the same time each year, or more frequently if suggested by experience. The effect of updating assumptions will be measured on a retrospective catch-up basis and presented separate from the ongoing policyholder benefit expense in the statement of operations in the period the update is made. This new unlocking process will be required for the Company’s term and whole life insurance, disability income, long term care insurance and immediate annuities with a life contingent feature.

•

The discount rate used to measure the liability for future policy benefits will be standardized. The current requirement to use a discount rate reflecting expected investment yields will change to an upper-medium grade (low credit risk) fixed income corporate instrument yield (generally interpreted as an “A” rating) reflecting the duration characteristics of the liability. Entities will be required to update the discount rate at each reporting date with the effect of discount rate changes reflected in OCI.

•

The current premium deficiency test is being replaced with a net premium ratio cap of 100%. If the net premium ratio (i.e. the ratio of the present value of total expected benefits and related expenses to the present value of total expected premiums) exceeds 100%, insurers are required to recognize a loss in the statement of operations in the period. Contracts from different issue years will no longer be permitted to be grouped to determine contracts in a loss position.

In addition, the update requires DAC and DSIC relating to all long-duration contracts and most investment contracts to be amortized on a straight-line basis over the expected life of the contract independent of profit emergence. Under the new guidance, interest will not accrue to the deferred balance and DAC and DSIC will not be subject to an impairment test.

The update requires significant additional disclosures, including disaggregated rollforwards of the liability for future policy benefits, policyholder account balances, market risk benefits, DAC and DSIC, as well as qualitative and quantitative information about expected cash flows, estimates and assumptions. On November 5, 2020, the FASB released an updated ASU to defer the effective date of the standard to interim and annual periods beginning after December 15, 2022, and interim periods within those years. The standard should be applied to the liability for future policy benefits and DAC and DSIC on a modified retrospective basis and applied to market risk benefits on a retrospective basis with the option to apply full retrospective transition if certain criteria are met. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its financial condition, results of operations and disclosures.

RiverSource Life Insurance Co. of New York

4.  REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$10,217	$9,802	$9,976
Unaffiliated	747	752	786
Total	10,964	10,554	10,762
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,560	2,492	2,527
Unaffilated	1,019	1,062	1,199
	3,579	3,554	3,726
Other fees
Affiliated (from Columbia Management Investment Advisors, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	20,638	20,122	19,601
Unaffilated	226	215	171
	20,864	20,337	19,772
Total	24,443	23,891	23,498
Total revenue from contracts with customers	35,407	34,445	34,260
Revenue from other sources(1)	200,625	206,941	213,571
Total revenues	$236,032	$241,386	$247,831

(1)	Amounts primarily consist of revenue associated with insurance and annuity products or financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and contract charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other revenues

Administrative fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

RiverSource Life Insurance Co. of New York

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $3.3 million and $3.2 million as of December 31, 2020 and 2019, respectively.

5.  VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments.

6.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2020
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value

Corporate debt securities	$978,633	$131,349	$(349)	$(739)	$1,108,894
Residential mortgage backed securities	243,325	7,679	(7)	—	250,997
Commercial mortgage backed securities	303,212	19,344	(792)	—	321,764
State and municipal obligations	123,621	34,364	—	—	157,985
Asset backed securities	29,609	2,067	—	—	31,676
Foreign government bonds and obligations	1,829	395	(12)		2,212
U.S. government and agency obligations	111	—	—	—	111
Total	$1,680,340	$195,198	$(1,160)	$(739)	$1,873,639

		December 31, 2019
Description of Securities (in thousands)		Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Corporate debt securities		$866,922	$93,991	$(297)	$960,616
Residential mortgage backed securities		235,856	4,856	(332)	240,380
Commercial mortgage backed securities		292,725	7,932	(457)	300,200
State and municipal obligations		124,760	27,645	(4)	152,401
Asset backed securities		44,196	1,921	(22)	46,095
Foreign government bonds and obligations		1,880	370	(9)	2,241
U.S. government and agency obligations		250	—	—	250
Total		$1,566,589	$136,715	$(1,121)	$1,702,183

As of December 31, 2020 and 2019, accrued interest of $13.1 million and $12.6 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in accrued investment income on the Balance Sheets.

As of December 31, 2020 and 2019, investment securities with a fair value of $91.4 million and $73.2 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $37.9 million and $27.9 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2020 and 2019, fixed maturity securities comprised approximately 90% and 89%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2020 and 2019, approximately $43.7 million and $50.8 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Co. of New York

A summary of fixed maturity securities by rating was as follows:

	December 31, 2020			December 31, 2019
(in thousands)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$567,469	$596,282	32%	$553,862	$567,897	34%
AA	67,672	92,126	5	66,918	86,553	5
A	218,043	267,217	14	234,780	275,358	16
BBB	687,026	768,632	41	658,112	717,609	42
Below investment grade	140,130	149,382	8	52,917	54,766	3
Total fixed maturities	$1,680,340	$1,873,639	100%	$1,566,589	$1,702,183	100%

As of December 31, 2020 and 2019, approximately 38% and 39%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity as of both December 31, 2020 and 2019.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2020
(in thousands)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	12	$28,018	$(266)	1	$1,591	$(83)	13	$29,609	$(349)
Residential mortgage backed securities	2	1,367	(7)	1	59	—	3	1,426	(7)
Commercial mortgage backed securities	8	36,014	(710)	3	3,184	(82)	11	39,198	(792)
Foreign government bonds and obligations	—	—	—	1	96	(12)	1	96	(12)
Total	22	$65,399	$(983)	6	$4,930	$(177)	28	$70,329	$(1,160)

	December 31, 2019
(in thousands)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	21	$8,613	$(25)	35	$9,845	$(272)	56	$18,458	$(297)
Residential mortgage backed securities	12	62,757	(118)	10	20,328	(214)	22	83,085	(332)
Commercial mortgage backed securities	18	27,954	(171)	9	21,295	(286)	27	49,249	(457)
State and municipal obligations	4	1,595	(4)	—	—	—	4	1,595	(4)
Asset backed securities	8	7,414	(21)	1	238	(1)	9	7,652	(22)
Foreign government bonds and obligations	—	—	—	1	100	(9)	1	100	(9)
Total	63	$108,333	$(339)	56	$51,806	$(782)	119	$160,139	$(1,121)
As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities during the twelve months ended December 31, 2020 is primarily attributable to lower interest rates as well as credit spread tightening. Consistent with the accounting policy described in Note 2, the Company did not recognize any of the total unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2020, 72% of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents the rollforward of allowance for credit losses on Available-for-Sale securities:

(in thousands)	Corporate Debt Securities
Balance, January 1, 2020(1)	$—
Additions for which credit losses were not previously recognized	975
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(236)
Balance, December 31, 2020	$739

(1)

Prior to January 1, 2020, credit losses on Available-for-Sale securities were not recorded in an allowance but were recorded as a reduction of the book value of the security if the security was other-than-temporarily impaired. There is no adoption impact due to the prospective transition for Available-for-Sale securities.

RiverSource Life Insurance Co. of New York

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Gross realized investment gains	$1,461	$284	$965
Gross realized investment losses	(111)	(262)	(399)
Other-than-temporary impairments	(739)	(1,054)	—
Total	$611	$(1,032)	$566

Credit losses for the twelve months ended December 31, 2020 primarily related to recording an allowance for credit losses on certain corporate debt securities, primarily in the oil and gas industry. Other-than-temporary impairments for the year ended December 31, 2019 related to corporate debt securities.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2020 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$60,272	$60,890
Due after one year through five years	489,422	524,536
Due after five years through 10 years	259,291	280,994
Due after 10 years	295,209	402,782
	1,104,194	1,269,202
Residential mortgage backed securities	243,325	250,997
Commercial mortgage backed securities	303,212	321,764
Asset backed securities	29,609	31,676
Total	$1,680,340	$1,873,639

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Fixed maturities	$60,840	$65,554	$69,923
Commercial mortgage loans	7,876	7,223	7,039
Policy loans and other investments	3,480	4,797	3,412
	72,196	77,574	80,374
Less: investment expenses	1,745	1,767	1,828
Total	$70,451	$75,807	$78,546

7.  FINANCING RECEIVABLES

The Company’s financing receivables include mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses for the year ended December 31, 2020.

(in thousands)	Commercial Loans
Balance, December 31, 2019(1)	$2,038
Cumulative effect of adoption of current expected credit losses guidance	(919)
Balance, January 1, 2020	1,119
Provisions	956
Balance, December 31, 2020	$2,075

(1)	Prior to January 1, 2020, the allowance for credit losses was based on an incurred loss model that did not require estimating expected credit losses over the expected life of the asset.

RiverSource Life Insurance Co. of New York

	December 31,
(in thousands)	2019	2018
Beginning balance	$2,038	$2,038
Charge-offs	—	—
Ending balance	$2,038	$2,038

As of December 31, 2020 and 2019, accrued interest on mortgage loans was $537 thousand and $495 thousand and is recorded in accrued investment income on the Balance Sheets and excluded from the amortized cost basis of mortgage loans.

Credit Quality Information

All loans were considered to be performing as of both December 31, 2020 and 2019.

Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review. Based on this review, the mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Mortgage loans which management has assigned its highest risk rating were nil as of both December 31, 2020 and 2019. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. Total mortgage loan modifications in 2020 due to the COVID-19 pandemic consisted of 5 loans with a total unpaid balance of $7 million. Modifications primarily consisted of short-term forbearance and interest only payments. All loans returned to their normal payment schedules. Total mortgage loans past due were nil as of both December 31, 2020 and 2019, respectively.

The table below presents the amortized cost basis of mortgage loans as of December 31, 2020 by year of origination and loan-to-value ratio:

(in thousands)	2020	2019	2018	2017	2016	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	1,903	5,264	2,328	—	2,407	—	11,902
60% – 80%	7,972	9,713	3,632	3,327	3,079	4,653	32,376
40% – 60%	7,368	4,403	16,771	10,107	3,881	13,853	56,383
<40%	5,694	880	3,002	12,461	3,529	42,693	68,259
Total	$22,937	$20,260	$25,733	$25,895	$12,896	$61,199	$168,920

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of mortgage loans by U.S. region were as follows:

Concentrations of credit risk of mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	(in thousands)
Pacific	$47,925	$42,692	28%	26%
South Atlantic	30,108	34,218	18	21
Middle Atlantic	21,531	20,618	13	13
Mountain	22,801	22,779	13	14
West North Central	14,579	14,604	9	9
East North Central	12,634	11,911	7	7
East South Central	5,970	6,992	4	4
West South Central	8,212	8,730	5	5
New England	5,160	1,272	3	1

	$168,920	$163,816	100%	100%

Less: allowance for loan losses	2,075	2,038

Total	$166,845	$161,778

RiverSource Life Insurance Co. of New York

	Loans		Percentage
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	(in thousands)
Retail	$48,272	$42,523	29%	26%
Apartments	49,786	51,210	29	31
Industrial	31,885	32,751	19	20
Office	19,939	19,939	12	12
Mixed use	8,302	6,696	5	4
Other	10,736	10,697	6	7

	168,920	163,816	100%	100%

Less: allowance for loan losses	2,075	2,038

Total	$166,845	$161,778

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of both December 31, 2020 and 2019. Troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2020, 2019 and 2018. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

8.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

Management updates market-related inputs on a quarterly basis and implements model changes related to the living benefit valuation. In addition, management conducts its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2020 primarily reflected updates to interest rate assumptions, partially offset by a favorable impact from lower surrenders on annuity contracts with a withdrawal benefit. The impact of unlocking to DAC for the year ended December 31, 2019 primarily reflected updated mortality assumptions on UL and VUL insurance products and lower surrender rate assumptions on variable annuities, partially offset by an unfavorable impact from updates to assumptions on utilization of guaranteed withdrawal benefits. The impact of unlocking to DAC for the year ended December 31, 2018 primarily reflected improved persistency and mortality on UL and VUL insurance products and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation.

The balances of and changes in DAC were as follows:

(in thousands)	2020	2019	2018
Balance at January 1	$174,062	$177,196	$165,465
Capitalization of acquisition costs	14,537	19,062	20,224
Amortization, excluding the impact of valuation assumptions review	(13,599)	(10,536)	(16,747)
Amortization, impact of valuation assumptions review	(4,677)	(356)	2,068
Impact of change in net unrealized (gains) losses on securities	(7,673)	(11,304)	6,186
Balance at December 31	$162,650	$174,062	$177,196

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2020	2019	2018
Balance at January 1	$10,096	$12,066	$13,028
Capitalization of sales inducement costs	59	60	147
Amortization, excluding the impact of valuation assumptions review	(730)	(896)	(2,136)
Amortization, impact of valuation assumptions review	(902)	95	(29)
Impact of change in net unrealized (gains) losses on securities	73	(1,229)	1,056
Balance at December 31	$8,596	$10,096	$12,066

9.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

RiverSource Life Insurance Co. of New York

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2020 and 2019, traditional life and UL insurance policies in force were $11.4 billion and $11.5 billion, respectively, of which $8.1 billion as of both December 31, 2020 and 2019 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Direct premiums	$29,441	$32,695	$31,392
Reinsurance ceded	(11,742)	(11,643)	(11,749)
Net premiums	$17,699	$21,052	$19,643

Policy and contract charges are presented on the Statements of Income net of $8.5 million, $7.9 million and $7.5 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2020, 2019 and 2018, respectively.

The amount of claims recovered through reinsurance on all contracts was $22.7 million, $18.4 million and $12.0 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Reinsurance recoverables include approximately $141.6 million and $134.6 million related to LTC risk ceded to Genworth as of December 31, 2020 and 2019, respectively.

Policyholder account balances, future policy benefits and claims include $1.5 million and $1.6 million related to previously assumed reinsurance arrangements as of December 31, 2020 and 2019, respectively.

RiverSource Life Insurance Co. of New York

10.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2020	2019
Policyholder account balances
Fixed annuities(1)	$801,476	$819,060
Variable annuity fixed sub-accounts	268,830	258,365
UL/VUL insurance	190,878	188,823
IUL insurance	124,665	107,061
Other life insurance	29,870	31,448
Total policyholder account balances	1,415,719	1,404,757
Future policy benefits
Variable annuity GMWB	136,924	53,604
Variable annuity GMAB(2)	(542)	(3,987)
Other annuity liabilities	11,561	7,903
Fixed annuity life contingent liabilities	80,411	84,759
Life and DI insurance	70,504	70,887
LTC insurance	357,716	336,184
UL/VUL and other life insurance additional liabilities	81,079	65,916
Total future policy benefits	737,653	615,266
Policy claims and other policyholders’ funds	15,638	9,987
Total policyholder account balances, future policy benefits and claims	$2,169,010	$2,030,010

(1)	Includes fixed deferred annuities and non-life contingent fixed payout annuities.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2020 and 2019 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. In 2020, the Company discontinued sales of fixed deferred annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.27% to 9.38% as of December 31, 2020, depending on year of issue, with an average rate of approximately 3.70%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 11 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

UL/VUL is the largest group of insurance policies written by the Company. Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

RiverSource Life Insurance Co. of New York

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims and unpaid reported claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 2.3% to 10% as of December 31, 2020. Anticipated interest rates for DI policies ranged from 2.3% to 7.5% as of December 31, 2020 and for LTC policies ranged from 5.0% to 5.8% as of December 31, 2020.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.0% for DI and LTC claims, respectively, as of December 31, 2020.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2020	2019
Variable annuity	$4,647,548	$4,356,112
VUL insurance	473,946	430,385
Other insurance	903	808
Total	$5,122,397	$4,787,305

11.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest

RiverSource Life Insurance Co. of New York

anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2020				December 31, 2019
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$3,763,679	$3,673,185	$210	68	$3,486,899	$3,403,742	$197	67
Five/six-year reset	455,790	292,486	382	68	448,900	289,283	460	67
One-year ratchet	506,958	494,418	292	70	486,676	474,184	278	70
Five-year ratchet	161,472	157,507	56	68	161,323	156,789	62	67
Total — GMDB	$4,887,899	$4,617,596	$940	68	$4,583,798	$4,323,998	$997	67
GMIB	$12,653	$11,311	$88	71	$11,552	$10,222	$52	70
GMWB
GMWB	$124,413	$124,059	$2	74	$124,216	$123,849	$6	73
GMWB for life	2,860,105	2,854,447	182	69	2,645,028	2,639,744	290	68
Total — GMWB	$2,984,518	$2,978,506	$184	69	$2,769,244	$2,763,593	$296	68
GMAB	$218,850	$21,855	$—	61	$231,540	$231,304	$—	60

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2020		December 31, 2019
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$472	67	$470	66

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2018	$792	$279	$7,117	$(7,241)	$34,673
Incurred claims	154	27	18,623	5,356	12,164
Paid claims	(130)	—	—	(10)	(2,152)
Balance at December 31, 2018	816	306	25,740	(1,895)	44,685
Incurred claims	(174)	(99)	27,864	(2,092)	10,317
Paid claims	(72)	—	—		(3,522)
Balance at December 31, 2019	570	207	53,604	(3,987)	51,480
Incurred claims	806	(9)	83,320	3,445	15,959
Paid claims	(447)	—	—	—	(5,364)
Balance at December 31, 2020	$929	$198	$136,924	$(542)	$62,075

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Co. of New York

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2020	2019
Mutual funds:
Equity	$2,666,142	$2,560,259
Bond	1,544,298	1,383,944
Other	419,740	392,854
Total mutual funds	$4,630,180	$4,337,057

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2020, 2019 and 2018.

12.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2020
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale Securities:
Corporate debt securities	$—	$1,044,410	$64,484	$1,108,894
Residential mortgage backed securities	—	250,997	—	250,997
Commercial mortgage backed securities	—	321,764	—	321,764
State and municipal obligations	—	157,985	—	157,985
Asset backed securities	—	31,676	—	31,676
Foreign government bonds and obligations	—	2,212	—	2,212
U.S. government and agency obligations	111	—	—	111
Total Available-for-Sale securities	111	1,809,044	64,484	1,873,639
Cash Equivalents	—	261,893	—	261,893
Other assets:
Interest rate derivative contracts	—	88,052	—	88,052
Equity derivative contracts	872	163,462	—	164,334
Foreign exchange derivative contracts	7	723	—	730
Total other assets	879	252,237	—	253,116
Separate account assets at net asset value (“NAV”)				5,122,397	(1)
Total assets at fair value	$990	$2,323,174	$64,484	$7,511,045

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$52,327	$52,327
GMWB and GMAB embedded derivatives	—	—	116,490	116,490	(2)
Total policyholder account balances, future policy benefits and claims	—	—	168,817	168,817	(3)
Other liabilities:
Interest rate derivative contracts	—	50,738	—	50,738
Equity derivative contracts	2,369	51,002	—	53,371
Foreign exchange derivative contracts	2	—	—	2
Total other liabilities	2,371	101,740	—	104,111
Total liabilities at fair value	$2,371	$101,740	$168,817	$272,928

RiverSource Life Insurance Co. of New York

	December 31, 2019
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale Securities:
Corporate debt securities	$—	$896,132	$64,484	$960,616
Residential mortgage backed securities	—	240,380	—	240,380
Commercial mortgage backed securities	—	300,200	—	300,200
State and municipal obligations	—	152,401	—	152,401
Asset backed securities	—	46,095	—	46,095
Foreign government bonds and obligations	—	2,241	—	2,241
U.S. government and agency obligations	250	—	—	250
Total Available-for-Sale securities	250	1,637,449	64,484	1,702,183
Cash Equivalents	—	248,847	—	248,847
Other assets:
Interest rate derivative contracts	—	58,489	—	58,489
Equity derivative contracts	13,788	94,658	—	108,446
Foreign exchange derivative contracts	35	425	—	460
Total other assets	13,823	153,572	—	167,395
Separate account assets at net asset value (“NAV”)				4,787,305	(1)
Total assets at fair value	$14,073	$2,039,868	$64,484	$6,905,730

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$47,214	$47,214
GMWB and GMAB embedded derivatives	—	—	32,326	32,326	(4)
Total policyholder account balances, future policy benefits and claims	—	—	79,540	79,540	(5)
Other liabilities:
Interest rate derivative contracts	—	15,384	—	15,384
Equity derivative contracts	875	37,704	—	38,579
Foreign exchange derivative contracts	39	—	—	39
Total other liabilities	914	53,088	—	54,002
Total liabilities at fair value	$914	$53,088	$79,540	$133,542

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $121.7 million of individual contracts in a liability position and $5.2 million of individual contracts in an asset position (recorded as a contra liability) as of December 31, 2020.

(3)	The Company’s adjustment for nonperformance risk resulted in a $40.2 million cumulative decrease to the embedded derivatives as of December 31, 2020.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $48.0 million of individual contracts in a liability position and $15.7 million of individual contracts in an asset position (recorded as a contra liability) as of December 31, 2019.

(5)	The Company’s adjustment for nonperformance risk resulted in a $27.0 million cumulative decrease to the embedded derivatives as of December 31, 2019.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities				Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Total		IUL Embedded derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2020	$64,484	$—	$64,484		$(47,214)		$(32,326)		$(79,540)
Total gains (losses) included in:
Net income	(71)	—	(71	)(1)	(4,566	)(2)	(59,884	)(3)	(64,450)
Other comprehensive income (loss)	1,503	—	1,503		—		—		—
Purchases	5,441	—	5,441		—		—		—
Issues	—	—	—		(4,896)		(20,634)		(25,530)
Settlements	(6,873)	—	(6,873)		4,349		(3,646)		703
Transfers out of Level 3	—	—	—		—		—		—
Balance, December 31, 2020	$64,484	$—	$64,484		$(52,327)		$(116,490)		$(168,817)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2020	$(71)	$—	$(71	)(1)	$(4,566	)(2)	$(62,930	)(3)	$(67,496)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2020	$1,504	$—	$1,504		$—		$—		$—

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities				Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Total		IUL Embedded derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2019	$108,823	$50	$108,873		$(31,504)		$(9,642)		$(41,146)
Total gains (losses) included in:
Net income	(34)	—	(34	)(1)	(10,734	)(2)	(1,908	)(3)	(12,642)
Other comprehensive income (loss)	3,017	8	3,025		—		—		—
Purchases	—	2,000	2,000		—		—		—
Issues	—	—	—		(9,000)		(20,553)		(29,553)
Settlements	(47,322)	(188)	(47,510)		4,024		(223)		3,801
Transfers out of Level 3	—	(1,870)	(1,870)		—		—		—
Balance, December 31, 2019	$64,484	$—	$64,484		$(47,214)		$(32,326)		$(79,540)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2019	$(15)	$—	$(15	)(1)	$(10,734	)(2)	$(1,726	)(3)	$(12,460)

	Available-for-Sale Securities				Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Total		IUL Embedded derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2018	$126,680	$209	$126,889		$(26,582)		$12,085		$(14,497)
Total gains (losses) included in:
Net income	(105)	(1)	(106	)(1)	968	(2)	(3,023	)(3)	(2,055)
Other comprehensive income (loss)	(2,431)	4	(2,427)		—		—		—
Issues	—	—	—		(7,589)		(20,079)		(27,668)
Settlements	(15,321)	(162)	(15,483)		1,699		1,375		3,074
Balance, December 31, 2018	$108,823	$50	$108,873		$(31,504)		$(9,642)		$(41,146)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2018	$(13)	$(1)	$(14	)(1)	$968	(2)	$(2,071	)(3)	$(1,103)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $11.3 million, $(8.9) million and $15.2 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2020, 2019 and 2018, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2020
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$64,467	Discounted Cash Flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	3.3%	1.5%
IUL embedded derivatives	$52,327	Discounted Cash Flow	Nonperformance risk(2)	65 bps			65	bps
GMWB and GMAB embedded derivatives	$116,490	Discounted Cash Flow	Utilization of guaranteed withdrawals(3)(4)	0.0%	–	48.0%	11.0%
			Surrender rate(5)	0.1%	–	73.5%	3.7%
			Market volatility(6)(7)	4.3%	–	17.1%	11.0%
			Nonperformance risk(2)	65 bps			65	bps

RiverSource Life Insurance Co. of New York

	December 31, 2019
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$64,456	Discounted Cash Flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	2.8%	1.3%
IUL embedded derivatives	$47,214	Discounted Cash Flow	Nonperformance risk(2)	65 bps
GMWB and GMAB embedded derivatives	$32,326	Discounted Cash Flow	Utilization of guaranteed withdrawals(3)	0.0%	–	36.0%
			Surrender rate	0.1%	–	73.5%
			Market volatility(6)	3.7%	–	15.9%
			Nonperformance risk(2)	65 bps

(1)

The weighted average for the spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(3)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(4)

The weighted average utilization rate represents the average assumption for the current year, weighting each policy evenly. The calculation excludes policies that have already started taking withdrawals.

(5)

The weighted average surrender rate is weighted based on the benefit base of each contract and represents the average assumption in the current year including the effect of a dynamic surrender formula.

(6)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(7)	The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to

RiverSource Life Insurance Co. of New York

value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes.

Level 3 securities primarily include certain corporate bonds. The fair value of corporate bonds classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2020 and 2019. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of certain variable annuity riders and IUL products.

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value as the present value of future expected benefit payments less the present value of future expected rider fees attributable to the embedded derivative feature. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to implied volatility as well as contractholder behavior assumptions that include margins for risk, all of which the Company believes a market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses discounted cash flow models including Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was

RiverSource Life Insurance Co. of New York

immaterial as of December 31, 2020 and 2019. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Asset and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2020
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$166,845	$—	$—	$175,982	$175,982
Policy loans	48,712	—	48,712	—	48,712	(1)

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$804,299	$—	$—	$982,120	$982,120
Separate account liabilities – investment contracts	4,057	—	4,057	—	4,057

	December 31, 2019
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$161,778	$—	$—	$165,594	$165,594
Policy loans	49,333	—	49,333	—	49,333	(1)

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$821,887	$—	$—	$925,168	$925,168
Separate account liabilities – investment contracts	4,347	—	4,347	—	4,347

(1)

During 2020, management changed the fair value methodology for policy loans from estimating future expected cash flows and discounting the cash flows at a rate based on the U.S. Treasury curve to using the carrying value as an approximation of fair value as the policy loans are fully collateralized by the cash surrender value of the underlying policies. As a result, policy loans were reclassified from Level 3 to Level 2 in the valuation hierarchy. For comparability and consistency purposes, prior period amounts were revised to reflect the current methodology and classification.

See Note 7 for additional information on mortgage loans and policy loans.

Policyholder account balances, future policy benefit and claims includes fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

13.  RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $24.1 million, $26.3 million and $26.4 million for the years ended December 31, 2020, 2019 and 2018, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income taxes

The Company’s taxable income and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to Ameriprise Financial for federal income taxes was $19 million and nil as of December 31, 2020 and 2019, respectively.

Lines of Credit

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2020 and 2019.

RiverSource Life Insurance Co. of New York

Dividends or distributions

During 2020, 2019 and 2018, the Company paid cash dividends or distributions of nil, $43.0 million and $48.0 million, respectively, to RiverSource Life. For dividend or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 14 for additional information.

14.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2020 and 2019, application of these New York prescribed practices which deviate from the NAIC requirements resulted in a decrease to the Company’s statutory surplus of $128.9 million and $91.4 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $13.8 million, $(2.9) million and $43.9 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Net Income
Net income, per acompanying GAAP financial statements	$41,672	$59,099	$51,919
Net income (loss), SAP basis(1)	(46,207)	(82,785)	31,206
Difference	$87,879	$141,884	$20,713

	Years Ended December 31,
(in thousands)	2020	2019
Shareholder’s Equity
Shareholder’s equity, per accompanying GAAP financial statements	$530,234	$465,883
Capital and surplus, SAP basis(1)	305,353	234,260
Difference	$224,881	$231,623

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

(2)	Includes unassigned surplus of $196.4 million and $125.3 million as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, bonds carried at $111 thousand and $250 thousand, respectively, were on deposit with the State of New York as required by law.

15.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a

RiverSource Life Insurance Co. of New York

default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2020
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$249,810	$—	$249,810	$(61,916)	$(183,931)	$—	$3,963
OTC cleared	3,175	—	3,175	(1,109)	—	—	2,066
Exchange-traded	131	—	131	(131)	—	—	—
Total derivatives	$253,116	$—	$253,116	$(63,156)	$(183,931)	$—	$6,029

	December 31, 2019
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$165,444	$—	$165,444	$(22,759)	$(142,275)	$—	$410
OTC cleared	1,856	—	1,856	(1,856)	—	—	—
Exchange-traded	95	—	95	(95)	—	—	—
Total derivatives	$167,395	$—	$167,395	$(24,710)	$(142,275)	$—	$410

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2020
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$100,631	$—	$100,631	$(61,916)	$(1,220)	$(37,258)	$(237)
OTC cleared	1,109	—	1,109	(1,109)	—	—	—
Exchange-traded	2,371	—	2,371	(131)	—	—	(2,240)
Total derivatives	$104,111	$—	$104,111	$(63,156)	$(1,220)	$(37,258)	$(2,477)

	December 31, 2019
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$49,974	$—	$49,974	$(22,759)	$—	$(27,215)	$—
OTC cleared	3,114	—	3,114	(1,856)	—	—	1,258
Exchange-traded	914	—	914	(95)	—	—	819
Total derivatives	$54,002	$—	$54,002	$(24,710)	$—	$(27,215)	$2,077

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

RiverSource Life Insurance Co. of New York

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2020			December 31, 2019
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$3,404,600	$88,052	$50,738	$3,016,200	$58,489	$15,384
Equity contracts	1,428,409	164,334	53,371	1,739,424	108,446	38,579
Foreign exchange contracts	41,993	730	2	34,883	460	39
Total non-designated hedges	4,875,002	253,116	104,111	4,790,507	167,395	54,002
Embedded derivatives
GMWB and GMAB(3)	N/A	—	116,490	N/A	—	32,326
IUL	N/A	—	52,327	N/A	—	47,214
Total embedded derivatives	N/A	—	168,817	N/A	—	79,540
Total derivatives	$4,875,002	$253,116	$272,928	$4,790,507	$167,395	$133,542

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Balance Sheets. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Balance Sheets.

(3)

The fair value of the Company’s derivative liabilities after considering the effects of master netting arrangements, cash collateral held by the same counterparty and the fair value of net embedded derivatives was $209 thousand and $109 thousand as of December 31, 2020 and 2019, respectively. See Note 15 for additional information related to master netting arrangements and cash collateral.

(4)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2020 included $121.7 million of individual contracts in a liability position and $5.2 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2019 included $48.0 million of individual contracts in a liability position and $15.7 million of individual contracts in an asset position.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2020 and 2019, investment securities with a fair value of nil and $2.2 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which nil and $2.2 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2020 and 2019, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2020 and 2019, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

RiverSource Life Insurance Co. of New York

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year ended December 31, 2020
Interest rate contracts	$—	$90,348
Equity contracts	2,991	(32,970)
Foreign exchange contracts	—	(231)
GMWB and GMAB embedded derivatives	—	(84,164)
IUL embedded derivatives	(217)	—
Total gain (loss)	2,774	(27,017)
Year ended December 31, 2019
Interest rate contracts	—	59,242
Equity contracts	5,524	(67,523)
Foreign exchange contracts	—	76
GMWB and GMAB embedded derivatives	—	(22,684)
IUL embedded derivatives	(6,710)	—
Total gain (loss)	(1,186)	(30,889)
Year ended December 31, 2018
Interest rate contracts	—	(17,045)
Equity contracts	(2,092)	16,665
Foreign exchange contracts	—	1,612
GMWB and GMAB embedded derivatives	—	(21,738)
IUL embedded derivatives	2,667	—
Total gain (loss)	$575	$(20,506)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using options (equity index, interest rate swaptions, etc.), swaps (interest rate, total return, etc.) and futures.

The deferred premium associated with certain of the above options and swaptions is paid or received semiannually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options and swaptions as of December 31, 2020:

(in thousands)	Premiums Payable	Premiums Receivable
2021	$1,273	$—
2022	1,070	—
2023	596	—
2024	356	—
2025	178	—
2026	23,701	—
Total	$27,174	$—

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options and futures contracts.

RiverSource Life Insurance Co. of New York

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2020 and 2019, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $35.1 million and $25.8 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2020 and 2019 was $35.0 million and $25.8 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2020 and 2019 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $111 thousand and nil, respectively.

17.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the amounts related to each component of unrealized gains (losses) on securities in OCI and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2018			$40,563
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(69,710)	$14,639	(55,071)
Reclassification of net (gains) losses on securities included in net income(2)	(566)	119	(447)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	18386	(3,861)	14,525
Total other comprehensive income (loss)	(51,890)	10,897	(40,993)
Balance of AOCI at December 31, 2018			$(430	)(3)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	102,606	(21,546)	81,060
Reclassification of net (gains) losses on securities included in net income(2)	22	(5)	17
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(44,455)	9,335	(35,120)
Total other comprehensive income (loss)	58,173	(12,216)	45,957
Balance of AOCI at December 31, 2019			$45,527	(3)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	59,055	(12,401)	46,654
Reclassification of net (gains) losses on securities included in net income(2)	(611)	128	(483)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(26,156)	5,493	(20,663)
Total other comprehensive income (loss)	32,288	(6,780)	25,508
Balance of AOCI at December 31, 2020			$71,035	(3)

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)

Includes nil, $1 thousand and $2 thousand, respectively, of noncredit related impairments on securities and net unrealized gains (losses) on previously impaired securities as of December 31, 2020, 2019 and 2018, respectively.

RiverSource Life Insurance Co. of New York

18.  INCOME TAXES

The components of income tax provision were as follows:

	Years, Ended December 31,
(in thousands)	2020	2019	2018
Current income tax
Federal	$18,213	$17,365	$8,301
State	84	131	15
Total current income tax	18,297	17,496	8,316
Deferred federal income tax	(10,626)	(8,503)	(460)
Total income tax provision	$7,671	$8,993	$7,856

On December 22, 2017, the Tax Act was signed into law. In 2018, the Company finalized its accounting related to the Tax Act and determined no adjustments were necessary.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% are as follows:

	Years, Ended December 31,
	2020	2019	2018
Tax at U.S. statutory rate	21%	21%	21%
Changes in taxes resulting from:
Dividend received deduction	(4.4)	(3.3)	(3.8)
Foreign tax credit, net of addback	—	(4.2)	(2.5)
Taxes applicable to prior years	—	—	(1.2)
Other	(1.0)	(0.3)	(0.4)
Income tax provision	15.6%	13.2%	13.1%

The increase in the effective tax rate for the year ended December 31, 2020 compared to 2019 was primarily due to decreased foreign tax credits, net of addback.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2020 and 2019. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2020	2019
Deferred income tax assets:
Liabilities for policyholder account balances, future policy benefits and claims	$66,993	$44,916
Investment related	—	4,150
Other	46	293
Total deferred income tax assets	67,039	49,359
Deferred income tax liabilities:
Deferred acquisition costs	27,725	28,876
Net unrealized gains on Available-for-Sale securities	21,064	14,284
Investment related	7,689	—
DSIC	1,978	2,309
Other	96	—
Total deferred income tax liabilities	58,552	45,469
Net deferred income tax asset	$8,487	$3,890

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of both December 31, 2020 and 2019.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2020	2019	2018
Balance at January 1	$397	$573	$504
Additions based on tax positions related to the current year	—	—	55
Reductions based on tax positions related to the current year	(25)	(26)	—
Additions for tax positions of prior years	—	358	14
Audit settlements	—	(508)	—
Balance at December 31	$372	$397	$573

RiverSource Life Insurance Co. of New York

If recognized, approximately $218 thousand, $65 thousand and $180 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2020, 2019 and 2018, respectively, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $372 thousand in the next 12 months due to Internal Revenue Service (“IRS”) settlements and state exams.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $15 thousand, $16 thousand and $18 thousand in interest and penalties for the years ended December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020 and 2019, the Company had a payable of $63 thousand and $48 thousand, respectively, related to accrued interest and penalties.

The Company files income tax returns, as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The federal statute of limitations are closed on years through 2015, except for one issue for 2014 and 2015 which was claimed on amended returns. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2016, 2017 and 2018. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2010 through 2019.

19.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

As of December 31, 2020 and 2019, the Company’s funding commitments for commercial mortgage loan commitments was nil and $12.5 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2020, these guarantees range from 1% to 5%.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

Guaranty Fund Assessments

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of both December 31, 2020 and 2019, the Company had no accrual established for estimated future guaranty fund assessments.

S-6343 CH (5/21)

PART C.
Item 24. Financial Statements and Exhibits
(a)	Financial statements included in Part B of this Registration Statement:
The audited financial statements of the RiverSource of New York Variable Annuity Account including:
Report of Independent Registered Public Accounting Firm dated April 21, 2021
Statements of Assets and Liabilities for the year ended Dec.31, 2020
Statements of Operations for the year ended Dec.31, 2020
Statements of Changes and Net Assets for the years ended Dec.31, 2020 and 2019
Notes to Financial Statements
The audited financial statements of the RiverSource Life Insurance Co. of New York including:
Report of Independent Registered Public Accounting Firm dated April 20, 2021
Consolidated Balance Sheets as of Dec.31, 2020 and 2019
Consolidated Statements of Income for the years ended Dec. 31, 2020, 2019 and 2018
Consolidated Statements of Comprehensive Income for the years ended Dec. 31, 2020, 2019 and 2018
Consolidated Statements of Stockholder’s Equity for the three years ended Dec. 31, 2020, 2019 and 2018
Consolidated Statements of Cash Flows for the years ended Dec. 31, 2020, 2019 and 2018
Notes to Consolidated Financial Statements(b) Exhibits

1.1	Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.
1. 2	Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.
2.	Not applicable.
3.	Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.
4.1	Form of Deferred Annuity Contract for RiverSource RAVA 5 Advantage Variable annuity (form 411380 NY) and data pages filed electronically as Exhibit 4.1 to Registrant’s Initial Registration Statement on Form N-4 No.333-186220 on or about Jan.25, 2013 is incorporated by reference.
4.4	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.
4.5	Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.
4.6	Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.
4.7	Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated by reference.
4.8	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.22 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.
4.9	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.23 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.
4.10	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.24 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.11	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider and data page filed electronically as Exhibit 4.13 to Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.
4.12	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider and data page filed electronically as Exhibit 4.14 to Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.
4.13	Form of Guaranteed Minimum Accumulation Benefit Rider (form 411385) and data pages filed electronically as Exhibit 4.21 to RiverSource Variable Account 10 Initial Registration Statement No. 333-186218, filed on or about Jan.25, 2013 is incorporated by reference.
4.14	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 NY Rider and data page are filed as Exhibit 4.13 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.
4.15	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 NY Rider and data page are filed as Exhibit 4.14 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is herein incorporated by reference.
4.16	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus NY Rider and data page arefiled as Exhibit 4.15 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.
4.17	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus NY Rider and data page are filed as Exhibit 4.16 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.
4.18	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Core Rider and data page are filed as Exhibit 4.17 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.
4.19	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Core Plus Rider and data page are filed as Exhibit 4.20 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.
4.20	Form of Guaranteed Minimum Death Benefit Rider Single Life Rider is filed as Exhibit 4.21 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.
4.21	Form of Guaranteed Minimum Death Benefit Rider Joint Life Rider is filed as Exhibit 4.22 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.
4.22*	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Tempo NY Rider and data page filed as Exhibit 4.22 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is filed electronically herewith.
4.23*	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Tempo NY Rider and data page filed as Exhibit 4.23 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is filed electronically herewith.
4.24*	Form of Investment Options and Limits Endorsement (116532-NY) filed as Exhibit 4.24 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is filed electronically herewith.
4.25*	Form of Rider Anniversary Processing Endorsement Joint Life (ICC21 116465-JTNY) filed as Exhibit 4.25 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is filed electronically herewith.
4.26*	Form of Rider Anniversary Processing Endorsement Joint Life (ICC21 116465-SGNY) filed as Exhibit 4.26 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is filed electronically herewith.
5.	Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.See Exhibit 5 to Registration Statement No. 333-91691 filed on 4/28/1998.
6.1	Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec.31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.
6.2	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.
7.	Not applicable.

8.1	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.
8.2	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.
8.3	Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.
8.4	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.
8.5	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.
8.6	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.
8.7	Copy of Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 24 is incorporated by reference.
8.8	Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.
8.9	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.
8.10	Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.
8.11	Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.25 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.
8.12	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.
8.13	Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.14 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein..
8.14	Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. Of New York, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein.

8.15	Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No. 333-179398 is incorporated by reference.
8.16	Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No. 333-179398 is incorporated by reference.
8.17	Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.18 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No. 333-179398 is incorporated by reference.
8.18	Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.
8.19	Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.
8.20	Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.
8.21	Copy of Participation Agreement dated Oct. 16, 2006, by and among IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.26 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.
8.22	Copy of Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.27 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.
8.23	Copy of Participation Agreement between IDS Life Insurance Company of New York and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.8 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.
9.*	Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.
10.*	Consent of Independent Registered Public Accounting Firm is filed electronically herewith.
11.	None
12.	Not applicable.
13.*	Power of Attorney to sign Amendment to this Registration Statement, dated March 17, 2021 filed electronically as Exhibit 13 to Post-Effective Amendment No.2 Registrant’s Initial Registration Statement File No. 333-230375, is filed electronically herewith.
14.	Not applicable.
*Filed electronically herewith.
Item 25. Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York
Name	Principal Business Address*	Position and Offices With Depositor
Gumer C. Alvero	1765 Ameriprise Financial Center Minneapolis, MN 55474	Chairman of the Board, President and Chief Executive Officer
Jean B. Keffler	1010 Swingley Rd. Livingston, MT 59047	Director
Michael J. Pelzel		Senior Vice President - Corporate Tax
Stephen P. Blaske		Senior Vice President and Chief Actuary

Name	Principal Business Address*	Position and Offices With Depositor
Mark Gorham		Director and Vice President - Insurance Product Development
Karen M. Bohn	6620 Iroquois Trail Edina, MN 55439	Director
Ronald L. Guzior	Sax/BST, LLC 26 Computer Drive West Albany, NY 12205	Director
Michael Madden		Director
Jason J. Poor		Director
Shweta Jhanji		Senior Vice President and Treasurer
Thomas R. Moore		Secretary
Greg L. Ewing		Vice President, Chief Financial Officer and Controller
Lynn Abbott		Vice President – National Sales Manager and Fund Management
*	Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.
Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	DE
Ameriprise Advisor Capital, LLC	DE
Ameriprise Advisor Financing, LLC	DE
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
Ameriprise India LLP1	India
Ameriprise India Partner, LLC	DE
Ameriprise Trust Company	MN
AMPF Holding, LLC	MI
American Enterprise Investment Services, Inc.2	MN
Ameriprise Financial Services, LLC2	DE
AMPF Property Corporation	MI
Investment Professionals, Inc.2	TX
Columbia Management Investment Advisers, LLC	MN

Parent Company /Subsidiary Name	Jurisdiction
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
Emerging Global Advisors, LLC	DE
GA Legacy, LLC	DE
J. & W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.2	DE
Seligman Partners, LLC3	DE
Lionstone BBP Limited Partner, LLC	DE
Houston BBP, L.P.4	DE
Lionstone Partners, LLC	TX
Cash Flow Asset Management GP, LLC	TX
Cash Flow Asset Management, L.P.5	TX
CREAD Special VAD Limited Partner, LLC	DE
Lionstone Advisory Services, LLC	TX
Lionstone CFRE II Real Estate Advisory, LLC	DE
Lionstone Development Services, LLC	TX
LPL 1111 Broadway GP, LLC	TX
LPL 1111 Broadway, L.P.6	TX
Lionstone VA Five, LLC7	DE
Lionstone US Value-Add Five, L.P.8	DE
RiverSource CDO Seed Investments, LLC	MN
Columbia Management Investment Services Corp.	MN
RiverSource Distributors, Inc.2	DE
RiverSource Life Insurance Company	MN
Columbia Cent CLO Advisers, LLC	DE
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Portfolio, LLC9	DE
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Signapore
Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore

Parent Company /Subsidiary Name	Jurisdiction
TAM UK International Holdings Limited	England/Wales
Threadneedle Asset Management Oversight Limited	England/Wales
Ameriprise International Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings GmbH	Switzerland
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
Threadneedle Asset Management Holdings Sàrl**	Luxembourg
CTM Holdings Limited	Malta
Columbia Threadneedle Investments (ME) Limited	Dubai
TAM Investment Limited	England
Threadneedle Holdings Limited	England
TAM UK Holdings Limited	England
Threadneedle Asset Management Holdings Limited**	England
Columbia Threadneedle Foundation	England
TC Financing Limited	England
Threadneedle Asset Management Limited	England
Threadneedle Investment Services Limited	England
Threadneedle Asset Management (Nominees) Limited	England
Convivo Asset Management Limited	England
Sackville TIPP Property (GP) Limited	England
Threadneedle Investment Advisors Limited	England
Threadneedle Portfolio Managers Limited	England
Threadneedle Asset Management Finance Limited	England
TMS Investment Limited	Jersey
Threadneedle International Fund Management Limited	England
Threadneedle International Limited	England
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England
Threadneedle Management Services Limited	England
Threadneedle Capital Management Limited	England
Threadneedle Pension Trustees Limited	England
Threadneedle Securities Limited	England
Threadneedle Navigator ISA Manager Limited	England
Threadneedle Pensions Limited	England
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England
Threadneedle Property Investments Limited	England

Parent Company /Subsidiary Name	Jurisdiction
Sackville (CTESIF) GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England
Sackville LCW Sub LP 1 (GP) Limited	England
Sackville LCW Nominee 1 Limited	England
Sackville LCW Nominee 2 Limited	England
Sackville LCW Sub LP 2 (GP) Limited	England
Sackville LCW Nominee 3 Limited	England
Sackville LCW Nominee 4 Limited	England
Sackville Property (GP) Limited	England
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville Property St James (Jersey GP) Limited	Jersey
Sackville UKPEC9 St James Nominee 1 Limited	Jersey
Sackville UKPEC9 St James Nominee 2 Limited	Jersey
Sackville Property Tower (Jersey GP) Limited	Jersey
Sackville UKPEC7 Tower Nominee 1 Limited	Jersey
Sackville UKPEC7 Tower Nominee 2 Limited	Jersey
Sackville Property Victoria (Jersey GP) Limited	Jersey
Sackville UKPEC8 Victoria Nominee 1 Limited	Jersey
Sackville SPF IV Property (GP) Limited	England
Sackville SPF IV (GP) No. 1 Limited	England
Sackville SPV IV (GP) No. 2 Limited	England
Sackville SPF IV (GP) No. 3 Limited	England
Sackville Tandem Property (GP) Limited	England
Sackville TPEN Property (GP) Limited	England
Sackville TSP Property (GP) Limited	England
Sackville UK Property Select II (GP) Limited	England
Sackville UK Property Select II (GP) No. 1 Limited	England
Sackville UK Property Select II Nominee (1) Limited	England
Sackville UK Property Select II (GP) No. 2 Limited	England
Sackville UK Property Select II Nominee (2) Limited	England
Sackville UK Property Select II (GP) No. 3 Limited	England
Sackville UK Property Select II Nominee (3) Limited	England
Sackville UK Property Select III (GP) No. 1 Limited	England
Sackville UK Property Select III Nominee (1) Limited	England

Parent Company /Subsidiary Name	Jurisdiction
Sackville UK Property Select III Nominee (2) Limited	England
Sackville UK Property Select III (GP) No. 2 Limited	England
Sackville UK Property Select III Nominee (3) Ltd	England
Sackville UK Property Select III Nominee (4) Ltd	England
Sackville UK Property Select III (GP) No. 3 Limited	England
Sackville UK Property Select III Nominee (5) Ltd	England
Sackville UK Property Select III Nominee (6) Ltd	England
Sackville UKPEC1 Leeds (GP) Limited	England
Sackville UKPEC1 Leeds Nominee 1 Limited	England
Sackville UKPEC1 Leeds Nominee 2 Limited	England
Sackville UKPEC2 Galahad (GP) Limited	England
Sackville UKPEC3 Croxley (GP) Limited	England
Sackville UKPEC3 Croxley Nominee 1 Limited	England
Sackville UKPEC3 Croxley Nominee 2 Limited	England
Sackville UKPEC4 Brentford (GP) Limited	England
Threadneedle Property Execution 1 Limited	England
Threadneedle Property Execution 2 Limited	England
Threadneedle Management Luxembourg S.A.	Luxembourg
Threadneedle Unit Trust Manager Limited	England

Unless otherwise indicated all ownership interests are 100%
*	Publicly-traded company (NYSE: AMP)
**	The company has non-voting shares held by third parties
[1]	This entity has three partners: Ameriprise Financial, Inc. owns 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
[2]	Registered Broker-Dealer
[3]	This entity is managed by members of onshore hedge fund feeders
[4]	This entity is owned by: Lionstone BBP Limited Partner, LLC (2%) & Teacher Retirement System of Texas (98%)
[5]	This entity is owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%).
[6]	This entity is owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.1%)
[7]	This entity is owned by: Columbia Management Investment Advisers, LLC (83.333%) & Lionstone LVA5 Holdings, LLC (16.66
[8]	This entity is owned by: Lionstone VA Five, LLC (3%); Teacher Retirement System of Texas (26.2%); California State Teachers’ Retirement System (26.2%); William Marsh Rice University (5.2%); and Lion
[9]	One-third of this entity is owned by American Express Travel Related Services.
Item 27. Number of Contract owners as of March 31, 2021 there were 11,095 non-qualified contract owners and 21,867 qualified contract owners.
Item 28. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter RiverSource Distributors Inc.
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President
Gumer C. Alvero	Director and Vice President
James A. Brefeld, Jr.	Senior Vice President and Treasurer
Thomas R. Moore	Secretary
Mark D. Scalercio	Vice President
Jeffrey J. Scherman	Chief Financial Officer
John R. Woerner	Chairman of the Board and Chief Executive Officer
*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$24,231,296	None	None	None

Item 30. Location of Accounts and Records
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
Item 31. Management Services
Not applicable.
Item 32. Undertakings
(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.
(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the April 23, 2021.
RiverSource of New York Variable Annuity Account
(Registrant)
By RiverSource Life Insurance Co. of New York
(Depositor)
By	/s/ Gumer C. Alvero*
Gumer C. Alvero Chairman of the Board, President and Chief Executive Officer
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the April 23, 2021.
Signature	Title
/s/ Gumer C. Alvero*	Chairman of the Board, President and Chief Executive Officer (Chief Executive Officer)
Gumer C. Alvero
/s/ Michael J. Pelzel *	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Stephen P. Blaske*	Director, Senior Vice President and Chief Actuary
Stephen P. Blaske
/s/ Shweta Jhanji.*	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Jason J. Poor*	Director and Vice President - Operations
Jason J. Poor
/s/ Ronald L. Guzior*	Director
Ronald L. Guzior
/s/ Brian E. Hartert *	Director
Brian E. Hartert
/s/ Karen M. Bohn *	Director
Karen M. Bone
/s/ Mark Gorham *	Director, Vice President – Insurance Products Development
Mark Gorham
/s/ Gregg L. Ewing *	Vice President, Chief Financial Officer and Controller (Principal Accounting Officer) (Chief Financial Officer)
Gregg L. Ewing
*	Signed pursuant Power of Attorney to sign Amendment to this Registration Statement, dated March 17, 2021 filed electronically as Exhibit 13 to Post -Effective Amendment No. 2 to Registration Statement No. 333-230375, filed electronically herewith, by:

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMEND No. 2
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account dated May 1, 2021 is filed electronically herewith.
Part C.
Other Information.
The signatures.
Exhibits.

Exhibit Index
4.23	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Tempo NY Rider and data page
4.24	Form of Investment Options and Limits Endorsement (116532-NY)
4.25	Form of Rider Anniversary Processing Endorsement Joint Life (ICC21 116465-JTNY)
4.26	Form of Rider Anniversary Processing Endorsement Joint Life (ICC21 116465-SGNY)
9.	Opinion of counsel and consent to its use as to the legality of the securities being registered.
10.	Consent of Independent Registered Public Accounting Firm
13.	Power of Attorney to sign Amendment to this Registration Statement, dated March 17, 2021